UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

			VALUE
PRINCIPAL			(000)

GOVERNMENT BONDS - 0.00% **

U.S. TREASURY SECURITIES - 0.00% **
$ 325,000		United States Treasury Notes, 5.000%, 02/15/11	$348
		TOTAL U.S. TREASURY SECURITIES	348

		TOTAL GOVERNMENT BONDS	348
		(Cost $322)

SHARES

MUTUAL FUNDS - 0.25%
1,598,400	a,m,v*	First NIS Regional Fund SICAV	16
1,519,900	*	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,059
750,000	e	iShares MSCI Canada Index Fund	19,755
830,000	e	iShares MSCI EAFE Index Fund	46,729
1,931,902	e	iShares MSCI Japan Index Fund	20,594
200,000		iShares MSCI Taiwan Index Fund	2,154
368,000	e	iShares Russell 2000 Index Fund	25,168
1,180,000	e	SPDR Trust Series 1	136,868
		TOTAL MUTUAL FUNDS	253,343
		(Cost $334,921)

PREFERRED STOCKS - 0.33%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00% **
187,717		Centrais Eletricas Brasileiras S.A.	2,373
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	2,373

APPAREL AND OTHER TEXTILE PRODUCTS - 0.00% **
6,471		Hugo Boss AG.	156
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	156

AUTO REPAIR, SERVICES AND PARKING - 0.00% **
13,978		Sixt AG.	280
		TOTAL AUTO REPAIR, SERVICES AND PARKING	280

CHEMICALS AND ALLIED PRODUCTS - 0.02%
3,110		Biotest AG.	186
171,351		Braskem S.A.	916
166,288		Fertilizantes Fosfatados S.A.	1,333
6,165		Fuchs Petrolub AG.	342

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

309,023	e	Henkel KGaA	$11,272
111,582		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,879
		TOTAL CHEMICALS AND ALLIED PRODUCTS	16,928

COMMUNICATIONS - 0.02%
198,260		Brasil Telecom Participacoes S.A.	1,948
222,565		Brasil Telecom S.A.	1,841
181,134	*	NET Servicos de Comunicacao S.A.	1,545
121,206	e	ProSiebenSat.1 Media AG.	820
2,223	*	Seven Network Ltd	163
262,878		Tele Norte Leste Participacoes S.A.	4,490
58,800		Telemar Norte Leste S.A.	1,808
497,605	*	Telesp Celular Participacoes S.A.	2,037
610,098		Tim Participacoes S.A.	1,266
		TOTAL COMMUNICATIONS	15,918

DEPOSITORY INSTITUTIONS - 0.05%
1,496,950		Banco Bradesco S.A.	24,339
180,823		Banco do Estado do Rio Grande do Sul	618
1,244,767		Banco Itau Holding Financeira S.A.	20,867
54,988		BanColombia S.A.	401
		TOTAL DEPOSITORY INSTITUTIONS	46,225

ELECTRIC, GAS, AND SANITARY SERVICES - 0.01%
300,112		Companhia Energetica de Minas Gerais	5,930
146,988		Companhia Energetica de Sao Paulo (Class B)	1,275
87,402		Companhia Paranaense de Energia	1,213
124,603		Eletropaulo Metropolitana de Sao Paulo S.A.	1,735
29,360		RWE AG.	2,111
69,800		Ultrapar Participacoes S.A.	1,852
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	14,116

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.01%
13,929		LG Electronics, Inc	562
20,339		Samsung Electronics Co Ltd	6,414
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,976

FOOD AND KINDRED PRODUCTS - 0.01%
170,139		Companhia de Bebidas das Americas	9,388
371,357		Sadia S.A.	1,112
		TOTAL FOOD AND KINDRED PRODUCTS	10,500

FOOD STORES - 0.00% **
72,688		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,261
		TOTAL FOOD STORES	1,261

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

GENERAL BUILDING CONTRACTORS - 0.00% **
23,049		Michaniki S.A.	$66
		TOTAL GENERAL BUILDING CONTRACTORS	66

GENERAL MERCHANDISE STORES - 0.00% **
315,900		Lojas Americanas S.A.	1,386
		TOTAL GENERAL MERCHANDISE STORES	1,386

HOLDING AND OTHER INVESTMENT OFFICES - 0.02%
120,410	*	Goodman PLUS Trust	7,473
2,049,384		Investimentos Itau S.A.	10,253
445,052	e*	Istituto Finanziario Industriale S.p.A.	4,916
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	22,642

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.02%
6,661		Jungheinrich AG.	116
3,702		Sartorius AG.	78
346,045		Schindler Holding AG.	20,831
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	21,025

INSTRUMENTS AND RELATED PRODUCTS - 0.01%
5,252		Draegerwerk AG.	282
79,280		Fresenius SE	5,770
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,052

INSURANCE AGENTS, BROKERS AND SERVICE - 0.00% **
228,960		Unipol S.p.A.	389
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	389

LUMBER AND WOOD PRODUCTS - 0.00% **
68,436		Duratex S.A.	809
		TOTAL LUMBER AND WOOD PRODUCTS	809

METAL MINING - 0.03%
2,001,276		Companhia Vale do Rio Doce	34,401
		TOTAL METAL MINING	34,401

OIL AND GAS EXTRACTION - 0.06%
3,184,230		Petroleo Brasileiro S.A.	58,735
		TOTAL OIL AND GAS EXTRACTION	58,735

PAPER AND ALLIED PRODUCTS - 0.00% **
469,168		Aracruz Celulose S.A.	1,659
381,195		Klabin S.A.	793
91,222		Votorantim Celulose e Papel S.A.	1,381
		TOTAL PAPER AND ALLIED PRODUCTS	3,833

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

PRIMARY METAL INDUSTRIES - 0.01%
695,346		Gerdau S.A.	$7,750
243,912		Usinas Siderurgicas de Minas Gerais S.A.	5,193
		TOTAL PRIMARY METAL INDUSTRIES	12,943

REAL ESTATE - 0.00% **
9,247,920	m,v*	Ayala Land, Inc	20
		TOTAL REAL ESTATE	20

SPECIAL TRADE CONTRACTORS - 0.01%
281,200		Metalurgica Gerdau S.A.	4,389
		TOTAL SPECIAL TRADE CONTRACTORS	4,389

STONE, CLAY, AND GLASS PRODUCTS - 0.00% **
266,100		Bradespar S.A.	3,734
3,266		Dyckerhoff AG.	182
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,916

TRANSPORTATION BY AIR - 0.00% **
50,317		Gol Linhas Aereas Inteligentes S.A.	316
1,366	*	Malaysian Airline System BHD	-
69,376		Tam S.A.	1,312
		TOTAL TRANSPORTATION BY AIR	1,628

TRANSPORTATION EQUIPMENT - 0.05%
36,862		Bayerische Motoren Werke AG.	1,131
32,380		Hyundai Motor Co	699
297,758		Porsche AG.	32,289
99,113		Volkswagen AG.	12,339
		TOTAL TRANSPORTATION EQUIPMENT	46,458

TRANSPORTATION SERVICES - 0.00% **
393,746		All America Latina Logistica S.A.	2,690
		TOTAL TRANSPORTATION SERVICES	2,690

WHOLESALE TRADE-NONDURABLE GOODS - 0.00% **
122,734		Suzano Papel e Celulose S.A.	1,048
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,048

		TOTAL PREFERRED STOCKS	337,163
		(Cost $410,334)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

COMMON STOCKS - 99.11%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00%**
29,736		Bureau Veritas S.A.	$1,521
220,081		Centrais Eletricas Brasileiras S.A.	3,273
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	4,794

AGRICULTURAL PRODUCTION-CROPS - 0.00% **
248,207	e*	Chiquita Brands International, Inc	3,924
7,300		Cresud S.A. (ADR)	77
17,176	e	Griffin Land & Nurseries, Inc (Class A)	637
		TOTAL AGRICULTURAL PRODUCTION-CROPS	4,638

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00% **
91,663	e	Cal-Maine Foods, Inc	2,515
235,643	e	Pilgrim's Pride Corp	587
1,824	e	Seaboard Corp	2,293
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	5,395

AGRICULTURAL SERVICES - 0.02%
227,170	e	AWB Ltd	508
39,800	e*	Black Earth Farming Ltd	125
62,985	e*	Cadiz, Inc	1,201
52,744	e	Calavo Growers, Inc	657
2,224,975	e	Chaoda Modern Agriculture	1,879
15,320		Hanfeng Evergreen Inc	92
14,500	e	Hokuto Corp	325
488,143	e	Yara International ASA	17,373
		TOTAL AGRICULTURAL SERVICES	22,160

AMUSEMENT AND RECREATION SERVICES - 0.69%
85,223		888 Holdings plc	192
435		Accordia Golf Co Ltd	392
83,392		Arena Leisure plc	45
211,971	e	Aristocrat Leisure Ltd	1,111
12,000		Aruze Corp	264
335,052	e*	Bally Technologies, Inc	10,145
644,000		Berjaya Sports Toto BHD	842
21,800		Betsson AB (Series B)	228
15,327	e*	bwin Interactive Entertainment	409
2,666,000		China Travel International Inv HK	606
47,511	e	Churchill Downs, Inc	2,327
6,874	e*	Codere S.A.	121
4,996		CTS Eventim AG.	182
4,866		Dore Holdings Ltd	-	^
77,436	e	Dover Downs Gaming & Entertainment, Inc	603
22,623	e	Dover Motorsports, Inc	123
8,925	*	Euro Disney SCA	90
65	e	Fields Corp	122
5,644	*	Fiera Milano S.p.A.	47
23,000	e	Fuji Kyuko Co Ltd	89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

22,182,959	e*	Galaxy Entertainment Group Ltd	$4,394
6,386,000	*	Gallant Venture Ltd	2,183
15,209	e*	GameLoft	73
2,983		GL Events	73
26,544		Great Canadian Gaming Corp	158
5,383	*	Groupe Partouche	49
19,255	e*	Gruppo Coin S.p.A.	66
40,200	e	Heiwa Corp	317
135,704		IG Group Holdings plc	771
172,357		International Speedway Corp (Class A)	6,706
46,396		Intralot S.A.-Integrated Lottery Systems & Services	396
3,127,529		Ladbrokes plc	10,562
165,197	e*	Leapfrog Enterprises, Inc	1,745
6,324,000	m	Leisure & Resorts World Corp	249
181,582	e*	Life Time Fitness, Inc	5,678
424,508	e*	Live Nation, Inc	6,907
179,934	e	Lottomatica S.p.A.	4,712
25,375		Luminar Group Holdings plc	85
270,302	e*	Marvel Entertainment, Inc	9,228
3,784	*	Meetic	70
238,095	e*	Melco PBL Entertainment Macau Ltd (ADR)	950
33,000	e	Mizuno Corp	156
1,348	e*	MTR Gaming Group, Inc	4
1,526	e*	Multimedia Games, Inc	7
8,493,900		NagaCorp Ltd	1,628
449,034		Nintendo Co Ltd	190,468
572,990		OPAP S.A.	17,587
39,508	e	Oriental Land Co Ltd	2,678
2,736		Pacific Golf Group International Holdings KK	1,808
19,371		Paddy Power plc	337
670	*	Parken Sport & Entertainment AS	143
66,701	e*	PartyGaming plc	220
1,411,488	*	Penn National Gaming, Inc	37,503
330,451	e*	Pinnacle Entertainment, Inc	2,498
1,045,560	e	Publishing & Broadcasting Ltd	2,088
146,334		Rank Group plc	186
2,762,200		Resorts World BHD	2,058
17,393,800	*	Rexcapital Financial Holdings Ltd	729
303	e	Round One Corp	243
140,415	e	Sega Sammy Holdings, Inc	1,270
498,640	e,v*	Six Flags, Inc	334
7,800		SkiStar AB (Series B)	82
125,088	e	Sky City Entertainment Group Ltd	311
24,320	*	Snai S.p.A.	101
80,391	e	Speedway Motorsports, Inc	1,566
174,151	*	Sportingbet plc	88
760,057	e	TABCORP Holdings Ltd	4,993
632,100		Tanjong plc	2,418
1,183,277	e	Tattersall's Ltd	2,282
294,248	e*	Ticketmaster	3,157
105,000		Tokyo Dome Corp	549
90,322	e*	Town Sports International Holdings, Inc	551
4,409		Trigano S.A.	44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
516	e	USJ Co Ltd	$291
25,600	e	Valor Co Ltd	198
31,218	e	Vocento S.A.	221
9,803,817		Walt Disney Co	300,879
483,195	e	Warner Music Group Corp	3,672
474,468	v*	Westwood One, Inc	237
88,267		William Hill plc	372
1,192,109	e*	WMS Industries, Inc	36,443
106,089	e	World Wrestling Entertainment, Inc (Class A)	1,640
16,000		Yomiuri Land Co Ltd	49
11,400		Yoshimoto Kogyo Co Ltd	110
		TOTAL AMUSEMENT AND RECREATION SERVICES	695,509

APPAREL AND ACCESSORY STORES - 0.48%
324,836	e	Abercrombie & Fitch Co (Class A)	12,815
852		Adolfo Dominguez S.A.	12
524,827	e*	Aeropostale, Inc	16,852
175,291	e*	American Apparel, Inc	1,437
1,689,140	e	American Eagle Outfitters, Inc	25,759
220,820	*	AnnTaylor Stores Corp	4,558
26,700		Aoyama Trading Co Ltd	357
1,280,000	*	Apac Resources Ltd	69
187,943	e	Bebe Stores, Inc	1,836
2,702,000	e	Belle International Holdings Ltd	1,942
246,071	e	Brown Shoe Co, Inc	4,031
107,376	e	Buckle, Inc	5,964
1,007,209		Burberry Group plc	7,122
57,368	e*	Cache, Inc	394
324,999	*	Carter's, Inc	6,412
202,837	e*	Casual Male Retail Group, Inc	797
185,610		Cato Corp (Class A)	3,257
3,664		Charles Voegele Holding AG.	172
98,175	*	Charlotte Russe Holding, Inc	1,006
659,316	e*	Charming Shoppes, Inc	3,224
958,228	e*	Chico's FAS, Inc	5,242
134,049	*	Children's Place Retail Stores, Inc	4,471
13,600	e	Chiyoda Co Ltd	186
193,144	e	Christopher & Banks Corp	1,481
73,863	e*	Citi Trends, Inc	1,203
385,618	e*	Collective Brands, Inc	7,061
273,466	e*	Dress Barn, Inc	4,181
76,497	e*	DSW, Inc (Class A)	1,048
40,614	e	Fast Retailing Co Ltd	4,142
300,059	e	Finish Line, Inc (Class A)	2,998
554,226	e	Foot Locker, Inc	8,956
13,766		Forzani Group Ltd/The	136
205,682		Foschini Ltd	996
4,200,283		Gap, Inc	74,681
693,000		Giordano International Ltd	242
274,000		Glorious Sun Enterprises Ltd	115
408,286	e*	Hanesbrands, Inc	8,880
763,717	e	Hennes & Mauritz AB (B Shares)	31,271
20,880	e	Honeys Co Ltd	96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
262,006	e*	HOT Topic, Inc	$1,732
62,900	e	Inditex S.A.	2,662
168,000		IT Ltd	20
215,105	e*	J Crew Group, Inc	6,146
146,849	e*	Jo-Ann Stores, Inc	3,081
103,053	e*	JOS A Bank Clothiers, Inc	3,463
21,800		KappAhl Holding AB	115
1,592,718	e*	Kohl's Corp	73,392
3,040,000	*	LeRoi Holdings Ltd	87
1,181,605	e	Limited Brands, Inc	20,465
10,113		Lotte Shopping Co Ltd	2,301
5,563		Macintosh Retail Group NV	86
242,241	*	New York & Co, Inc	2,311
27,500	e	Nishimatsuya Chain Co Ltd	262
1,025,106	e	Nordstrom, Inc	29,544
406,065	e*	Pacific Sunwear Of California, Inc	2,733
2,000		Pal Co Ltd	14
1,083,500	e	Ports Design Ltd	1,984
21,535		Reitmans Canada Ltd	304
8,100	e	Right On Co Ltd	103
20,200	e	rnb Retail and Brands AB	24
1,263,535	e	Ross Stores, Inc	46,511
48,457	e*	Shoe Carnival, Inc	794
52,868		Specialty Fashion Group Ltd	29
83,603		Sports Direct International plc	82
215,308		Stage Stores, Inc	2,941
29,239	e*	Syms Corp	395
137,845	e	Talbots, Inc	1,806
443,786		Truworths International Ltd	1,580
129,708	*	Tween Brands, Inc	1,270
170,529	e*	Under Armour, Inc (Class A)	5,416
11,900	e	United Arrows Ltd	91
589,625	e*	Urban Outfitters, Inc	18,791
653,268	e*	Wet Seal, Inc (Class A)	2,371
808,036		Woolworths Holdings Ltd	1,155
		TOTAL APPAREL AND ACCESSORY STORES	489,463

APPAREL AND OTHER TEXTILE PRODUCTS - 0.22%
14,687		Aeffe S.p.A.	24
2,666,100		Anta Sports Products Ltd	1,531
1,963,982	e	Asics Corp	15,268
110,000		Atsugi Co Ltd	123
52,177		Benetton Group S.p.A.	487
600,000		C C Land Holdings Ltd	131
212,000		China Ting Group Holdings Ltd	23
70,391	e	Columbia Sportswear Co	2,954
16,800	e	Daidoh Ltd	166
357,625	e	Debenhams plc	315
19,000	e	Descente Ltd	109
4,569	e*	Escada AG.	53
1,565		Gamma Holding NV	50
4,778		Gerry Weber International AG.	108
74,269	e*	G-III Apparel Group Ltd	1,390

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
492,017	e	Guess ?, Inc	$17,117
288,000	e	Gunze Ltd	1,134
170,890	e*	Gymboree Corp	6,067
18,360	e	Hermes International	2,987
308,183	e	Jones Apparel Group, Inc	5,704
640,500	e	Li Ning Co Ltd	1,124
30	e*	Link Theory Holdings Co Ltd	38
426,194	e	Liz Claiborne, Inc	7,002
94,886	e*	Lululemon Athletica, Inc	2,185
150,070	e*	Maidenform Brands, Inc	2,178
5,603	e	Mariella Burani S.p.A.	109
238,723	e	Mitsubishi Rayon Co Ltd	591
17,800	e	New Wave Group AB (B Shares)	48
221,664	e	Nisshinbo Industries, Inc	2,162
97,667	e	Onward Kashiyama Co Ltd	1,021
190,056	e	Phillips-Van Heusen Corp	7,205
525,839	e	Polo Ralph Lauren Corp (Class A)	35,042
719,604	*	Quiksilver, Inc	4,131
31,100	*	Renown, Inc	73
5,900		Sanei-International Co Ltd	65
43,000	e	Sanyo Shokai Ltd	224
28,390	e	Shimamura Co Ltd	1,904
101,000		Stella International Holdings Ltd	108
16,441		Ten Cate NV	544
29,000		Tokyo Style Co Ltd	245
262,000	e	Toyobo Co Ltd	442
84,788	e*	True Religion Apparel, Inc	2,192
68,000		USI Holdings Ltd	14
1,044,047	e	VF Corp	80,715
45,000	e	Wacoal Holdings Corp	504
261,676	e*	Warnaco Group, Inc	11,851
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	217,458

AUTO REPAIR, SERVICES AND PARKING - 0.08%
215,823		Aisin Seiki Co Ltd	5,286
49,519	e*	Amerco, Inc	2,076
141,654	*	Avis Europe plc	24
53,105		Dechra Pharmaceuticals plc	386
133,260	e*	Dollar Thrifty Automotive Group, Inc	257
448,788	*	Exide Technologies	3,312
100,726	e*	Federal Mogul Corp (Class A)	1,264
32,783		Genus plc	441
9,200		Haldex AB	94
57,854	e	Helphire plc	145
1,658,919	e*	Hertz Global Holdings, Inc	12,558
37,000		Ichikoh Industries Ltd	80
65,000	e	Kayaba Industry Co Ltd	180
42,000		Koito Manufacturing Co Ltd	393
108,300		Localiza Rent A CAR	565
86,666	e*	Midas, Inc	1,193
98,072	e	Monro Muffler, Inc	2,262
283,000	e	NOK Corp	3,173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
64,208		Northgate plc	$236
43,300	e	Park24 Co Ltd	244
310,873	e	Ryder System, Inc	19,274
3,086		Sixt AG.	67
72,700		Standard Chartered plc	1,742
87,185	e*	Standard Parking Corp	1,937
106,384	e	Sumitomo Rubber Industries, Inc	948
2,884,653	e	T RAD Co Ltd	13,425
202,336	e*	Wright Express Corp	6,040
136,000		Yokohama Rubber Co Ltd	739
		TOTAL AUTO REPAIR, SERVICES AND PARKING	78,341

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
756,533		Advance Auto Parts	30,004
55,533	e*	America's Car-Mart, Inc	1,032
175,028	e	Asbury Automotive Group, Inc	2,016
1,027,615	e*	Autonation, Inc	11,550
373,119	e*	Autozone, Inc	46,020
5,800		Bilia AB (A Shares)	28
12,512	e	Brembo S.p.A.	123
98,214	e	Canadian Tire Corp Ltd	4,522
836,436	e*	Carmax, Inc	11,710
310,588	*	Copart, Inc	11,802
360,000	e	Fuji Heavy Industries Ltd	1,824
2,000	e	Gulliver International Co Ltd	35
123,510		Halfords Group plc	574
357,338		Inchcape plc	1,207
851	e	Lithia Motors, Inc (Class A)	4
54,672		Lookers plc	45
86,134	e*	MarineMax, Inc	623
63,585		MOL Hungarian Oil and Gas plc	5,814
59,000	e	Nippon Sharyo Ltd	193
72,000		Nissan Shatai Co Ltd	482
23,200	e	Nissin Kogyo Co Ltd	306
497,067	*	O'Reilly Automotive, Inc	13,307
343,839		Pendragon plc	55
298,117	e	Penske Auto Group, Inc	3,419
2,862	*	Rodriguez Group	28
190,535	e*	Rush Enterprises, Inc (Class A)	2,439
140,778	e	Sonic Automotive, Inc (Class A)	1,191
709,553	e	Suzuki Motor Corp	13,147
57,000	e	Toyo Tire & Rubber Co Ltd	159
740	e*	TravelCenters of America LLC	2
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	163,661

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.46%
37,551	e	Alesco Corp Ltd	180
444,000	e*	Anhui Conch Cement Co Ltd	1,696
91,857	e*	Builders FirstSource, Inc	550
4,900		Dalhoff Larsen & Horneman AS (Class B)	42
50,100	e	DCM Japan Holdings Co Ltd	353
559,111	e	Fastenal Co	27,614

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
86,020		Grafton Group plc	$396
9,720,393		Home Depot, Inc	251,661
18,000	e	Keiyo Co Ltd	92
681,676		Kingfisher plc	1,625
7,598,635		Lowe's Cos, Inc	180,012
49,815	e*	Lumber Liquidators, Inc	626
29,000		Nice Holdings, Inc	53
47,000	e	Nichias Corp	142
7,800		Nichiha Corp	55
24,147		Praktiker Bau- und Heimwerkermaerkte AG.	224
48,052		RONA Inc	556
144,000		Sankyo-Tateyama Holdings, Inc	152
20,000		Takiron Co Ltd	56
55,363	e	Travis Perkins plc	530
14,000	e	Wood One Co Ltd	56
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	466,671

BUSINESS SERVICES - 5.88%
2,421,670	*	3Com Corp	5,642
75,479	e*	3D Systems Corp	1,076
263,963	e	Aaron Rents, Inc	7,145
249,582		ABM Industries, Inc	5,451
15,722		Absolute Software Corp	122
1,600	e*	Acacia Research (Acacia Technologies)	5
4,293,717		Accenture Ltd (Class A)	163,161
114	e*	Access Co Ltd	200
8,536	e	Acciona S.A.	1,301
178,024	e*	ACI Worldwide, Inc	3,119
8	*	Acrodea, Inc	18
5,312,680	*	Activision Blizzard, Inc	81,975
347,194	*	Actuate Corp	1,215
349,443	e	Acxiom Corp	4,382
204,533		Adecco S.A.	8,885
127,217	e	Administaff, Inc	3,463
3,506,311	*	Adobe Systems, Inc	138,394
85,390	e*	Advent Software, Inc	3,008
607,254		Aegis Group plc	1,018
11,600		Aeon Delight Co Ltd	267
573,545	*	Affiliated Computer Services, Inc (Class A)	29,039
161,236		Aggreko plc	1,586
268,675	e	Aircastle Ltd	2,663
196,695	*	AirMedia Group, Inc (ADR)	1,465
809,338	e*	Akamai Technologies, Inc	14,115
659,393	e*	Alliance Data Systems Corp	41,792
127,447	e	Alpha Systems, Inc	2,599
50,296	*	Altran Technologies S.A.	359
1,268,772	*	Amdocs Ltd	34,739
236,152	e*	American Reprographics Co	4,074
114,881		American Software, Inc (Class A)	626
207,495	e*	AMN Healthcare Services, Inc	3,646
143,097		Anite plc	83
429,893	e*	Ansys, Inc	16,280
146,549	e	Arbitron, Inc	6,549

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
11,016	*	ArcSight, Inc	$84
467,387	e	Argo Graphics, Inc	5,491
499,645	e*	Ariba, Inc	7,060
11,012	e*	Arques Industries AG.	89
778,869	*	Art Technology Group, Inc	2,742
12,900	e	Asatsu-DK, Inc	367
51,448		Asseco Poland S.A.	1,337
70,598	e*	Asset Acceptance Capital Corp	744
107,887	*	athenahealth, Inc	3,589
130,727	e	Atos Origin S.A.	5,753
1,539,159	e*	Autodesk, Inc	51,639
2,537,067		Automatic Data Processing, Inc	108,460
1,796,845	*	Autonomy Corp plc	33,362
115,871	e	Autostrade S.p.A.	2,387
322,613		Aveva Group plc	6,652
582,323	*	Avis Budget Group, Inc	3,343
278,760	e*	Avocent Corp	5,703
20,987		Axon Group plc	257
55,303		B2W Companhia Global Do Varejo	1,335
61,306	e*	Bankrate, Inc	2,385
1,283,185	e,v*	BearingPoint, Inc	642
6,812		Bechtle AG.	142
120,172		BGC Partners, Inc (Class A)	516
268,806	e	Blackbaud, Inc	4,959
156,291	e*	Blackboard, Inc	6,297
192,403	e*	Blue Coat Systems, Inc	2,730
988,552	*	BMC Software, Inc	28,302
4,694	e*	Borland Software Corp	7
113,399	*	Bottomline Technologies, Inc	1,179
315,597	e*	BPZ Energy, Inc	5,428
303,068	e	Brady Corp (Class A)	10,692
266,497		Brink's Co	16,262
6,993		Brunel International	140
34,252	*	Bull S.A.	102
1,644,360		CA, Inc	32,821
39,088	e	Cabcharge Australia Ltd	214
247,459	*	CACI International, Inc (Class A)	12,398
954,831	*	Cadence Design Systems, Inc	6,455
39,913	e*	CAI International, Inc	441
152,806	e*	Callidus Software, Inc	605
45,926		Cam Finanziaria S.p.A.	34
26,100	e	Capcom Co Ltd	748
73,905	e*	Capella Education Co	3,168
572,368	e*	Cavium Networks, Inc	8,059
214,444	e*	CBIZ, Inc	1,812
5,107		Cegid Group	102
19,000	e	Century Leasing System, Inc	165
248,842	e*	Cerner Corp	11,108
553,765	*	CGI Group, Inc (Class A)	4,844
165,800	*	Check Point Software Technologies	3,770
1,792,000	*	China LotSynergy Holdings Ltd	55
174,055	*	Chordiant Software, Inc	893
320,998	*	Ciber, Inc	2,244

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
55,860		Cintra Concesiones de Infraestructuras de Transporte S.A.	$657
716,448	e*	Citrix Systems, Inc	18,097
152,753	e*	Clear Channel Outdoor Holdings, Inc (Class A)	2,090
54,794	*	Clinical Data, Inc	881
246,244	e*	Cogent Communications Group, Inc	1,901
276,235	e*	Cogent, Inc	2,823
245,016	e	Cognex Corp	4,940
1,301,060	*	Cognizant Technology Solutions Corp (Class A)	29,703
273,052	e*	Commvault Systems, Inc	3,290
141,717	e	Compass Diversified Trust	1,976
76,265	e*	Compellent Technologies, Inc	946
153,812		Computacenter plc	271
63,478	e	Computer Programs & Systems, Inc	1,838
1,207,462	*	Computer Sciences Corp	48,528
1,117,835		Computershare Ltd	8,451
1,394,255	*	Compuware Corp	13,510
89,837	e*	COMSYS IT Partners, Inc	873
223,721	e*	Concur Technologies, Inc	8,560
50,780		Connaught plc	342
108,370	e*	Constant Contact, Inc	1,850
479,348	*	Convergys Corp	7,085
1,008,000		COSCO Pacific Ltd	1,157
101,621	e*	CoStar Group, Inc	4,613
13,416		CPL Resources plc	33
10,685		Cramo Oyj (Series B)	101
3,781		CryptoLogic Ltd	21
214,000		CSE Global Ltd	128
286,814	*	CSG Systems International, Inc	5,028
41,768	e	CSK Holdings Corp	610
66,829		Ctrip.com International Ltd (ADR)	2,580
214	e	CyberAgent, Inc	202
363,500	e*	Cybersource Corp	5,856
17,891	e	Dassault Systemes S.A.	959
173,035	e*	Data Domain, Inc	3,853
223,455	e*	DealerTrack Holdings, Inc	3,763
67,923	e*	Deltek, Inc	413
375,362	e	Deluxe Corp	5,401
165	e	Dena Co Ltd	665
1,472	e	Dentsu, Inc	2,960
6,849		Devoteam S.A.	167
124,636	e*	Dice Holdings, Inc	885
216,872	e*	Digital River, Inc	7,027
106,014	*	DivX, Inc	686
30,440	v*	DMRC Corp	355
93,109	*	Double-Take Software, Inc	926
220,776	e*	DST Systems, Inc	12,361
22,400	e	Duskin Co Ltd	325
337,455	e*	DynCorp International, Inc (Class A)	5,656
10,354	e	eAccess Ltd	5,803
774,134	e*	Earthlink, Inc	6,580
6,679,520	*	eBay, Inc	149,488
10,759	e*	Ebix, Inc	1,011
148,182	e*	Echelon Corp	1,464

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
296,495	e*	Eclipsys Corp	$6,212
1,040		Econtext, Inc	526
35,800		EDB Business Partner ASA	105
106,479		Electro Rent Corp	1,430
1,613,120	*	Electronic Arts, Inc	59,669
95,247	e*	Elpida Memory, Inc	1,790
459,555	e	Emeco Holdings Ltd	297
92,000	*	Ementor ASA	397
1,832		Engineering Ingegneria Informatica S.p.A.	50
45	e	en-japan, Inc	42
398,922	*	Entrust, Inc	858
338,200	e*	Epicor Software Corp	2,668
188,285	e*	EPIQ Systems, Inc	2,561
565,440		Equifax, Inc	19,479
141,242	e*	Equinix, Inc	9,811
15,078		Euromoney Institutional Investor plc	88
448,935	e*	Evergreen Energy, Inc	422
4,571		Exact Holding NV	118
85,174	e*	ExlService Holdings, Inc	748
995,577	*	Expedia, Inc	15,043
1,595,536		Experian Group Ltd	10,574
316,677	e*	F5 Networks, Inc	7,404
187,053	e	Factset Research Systems, Inc	9,774
285,204	e	Fair Isaac Corp	6,574
184,464	e*	FalconStor Software, Inc	989
960,488		Fidelity National Information Services, Inc	17,731
22,742		Fidessa Group plc	290
4,288	e	Fimalac	264
49,501	e*	First Advantage Corp (Class A)	695
11,304	*	FirstService Corp	164
1,014,719	*	Fiserv, Inc	48,017
21,101		Fluidra S.A.	107
465,020	e*	Focus Media Holding Ltd (ADR)	13,258
94,366	*	Forrester Research, Inc	2,767
35,523		F-Secure Oyj	117
18,600	e	FUJI SOFT, Inc	329
3,169,860	e	Fujitsu Ltd	17,821
47		Fullcast Co Ltd	9
204		Future Architect, Inc	94
27,697		Fuyo General Lease Co Ltd	668
11,766	*	Garda World Security Corp (Class A)	20
366,182	e*	Gartner, Inc	8,305
5,764	e*	General de Alquiler de Maquinaria	59
130,546	e*	Gerber Scientific, Inc	1,193
162,197	e	Gevity HR, Inc	1,181
280,211	*	Global Cash Access, Inc	1,418
131,250	e*	Global Sources Ltd	1,322
20,900	e	GMO internet, Inc	99
1,415	e	Goodwill Group, Inc	44
1,486,219	*	Google, Inc (Class A)	595,260
43	e	Gourmet Navigator, Inc	97
350,000	e*	Gravity Co Ltd (ADR)	382
3,418		Grenkeleasing AG.	105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,674,717		Group 4 Securicor plc	$9,672
54,262	e	Gruppo Editoriale L'Espresso S.p.A.	116
51,608	e*	Guidance Software, Inc	242
100,858	e*	H&E Equipment Services, Inc	974
314,344	*	Hackett Group, Inc	1,710
18,142	e	Hakuhodo DY Holdings, Inc	895
244,651	e	Havas S.A.	768
380,385		Hays plc	551
170,668		HCL Technologies Ltd	720
223,792	e	Healthcare Services Group	4,093
121,316	e	Heartland Payment Systems, Inc	3,101
106,486	e	Heidrick & Struggles International, Inc	3,211
603,000	*	Hi Sun Technology China Ltd	89
19,100		Hitachi Information Systems Ltd	365
10,100		Hitachi Systems & Services Ltd	135
667,582	e*	HLTH Corp	7,630
119,275	e*	HMS Holdings Corp	2,858
127,250		Hogg Robinson Group plc	77
41,225	e*	HSW International, Inc	107
153,218	*	Hudson Highland Group, Inc	1,065
285,055	*	Hypercom Corp	1,135
83,718	e*	i2 Technologies, Inc	1,129
177,083	e*	IBA Health Group Ltd	109
11,300		IBJ Leasing Co Ltd	196
38,408	e*	ICT Group, Inc	309
15,286		IDS Scheer AG.	153
240,501	e	IFIL - Investments S.p.A.	1,091
125,206	*	iGate Corp	1,086
186,001	e*	IHS, Inc (Class A)	8,861
663	e	Imergent, Inc	7
1,303,734		IMS Health, Inc	24,654
81,959	e	Indra Sistemas S.A.	1,953
214,092	e	infoGROUP, Inc	1,415
535,756	*	Informatica Corp	6,959
431,900	a	Information Development Co	2,554
184,925	e	Infospace, Inc	2,006
445,455		Infosys Technologies Ltd	13,547
120,480		Infosys Technologies Ltd (ADR)	4,013
139,400	e*	Innerworkings, Inc	1,546
254,735		Innovation Group plc	24
768	e	Innovative Solutions & Support, Inc	4
95,520	e*	Integral Systems, Inc	1,984
15,915	a,e	Intelligent Wave, Inc	2,894
190,586		Interactive Data Corp	4,807
105,058	e*	Interactive Intelligence, Inc	948
273,056	e*	Internap Network Services Corp	950
113,997	e*	Internet Brands, Inc (Class A)	795
232,231	e*	Internet Capital Group, Inc	1,883
473	e	Internet Initiative Japan, Inc	1,127
3,352,296	e*	Interpublic Group of Cos, Inc	25,980
276,871	*	Interwoven, Inc	3,909
1,580,139	*	Intuit, Inc	49,948
165,076	e*	inVentiv Health, Inc	2,915

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,149	e*	Ipass, Inc	$7
55,355	e	Iress Market Technology Ltd	259
783,195	e*	Iron Mountain, Inc	19,118
29,629	*	IT Holdings Corp	437
94,598		ITE Group plc	205
381,781	e	Jack Henry & Associates, Inc	7,762
43,870	e	JC Decaux S.A.	961
228,799	*	JDA Software Group, Inc	3,480
357,045	e	JSR Corp	4,761
2,156,528	e*	Juniper Networks, Inc	45,438
74	e	Kakaku.com, Inc	234
134,208	e	Kelly Services, Inc (Class A)	2,557
122,002	e*	Kenexa Corp	1,926
91,266	e*	Keynote Systems, Inc	1,209
197,060	*	Kforce, Inc	2,012
526,232	e*	Kinetic Concepts, Inc	15,045
650	e*	KK DaVinci Advisors	151
149,803	e*	Knot, Inc	1,251
400,233	e	Konami Corp	10,071
30,374		Kontron AG.	312
296,242	e*	Korn/Ferry International	5,279
297,729	e*	Lamar Advertising Co (Class A)	9,197
33,549		Lavendon Group plc	144
646,331	*	Lawson Software, Inc	4,524
15,100	*	LBI International AB	28
178,405	e*	Limelight Networks, Inc	446
3,458	*	Lionbridge Technologies	8
50,850	e*	Liquidity Services, Inc	552
2,750,030		LogicaCMG plc	5,380
990	*	LoJack Corp	7
65,763	*	Longtop Financial Technologies Ltd (ADR)	927
15,147		MacDonald Dettwiler & Associates Ltd	308
379	e	Macromill, Inc	385
209,319	e*	Magma Design Automation, Inc	841
126,685	e*	Manhattan Associates, Inc	2,830
550,158	e	Manpower, Inc	23,745
142,030	*	Mantech International Corp (Class A)	8,421
129,190	e	Marchex, Inc (Class B)	1,329
431,643	e	Mastercard, Inc (Class A)	76,543
765,912	e*	McAfee, Inc	26,010
16,300	e	Meitec Corp	437
575,309	*	Mentor Graphics Corp	6,530
134,647		Michael Page International plc	560
124,241		Micro Focus International plc	634
47,975,032		Microsoft Corp	1,280,454
61,652	e*	MicroStrategy, Inc (Class A)	3,670
169,270	e*	Midway Games, Inc	401
188,650		Misys plc	416
190,326		Mitsubishi UFJ Lease & Finance Co Ltd	6,228
318	e*	Mixi Inc	2,277
296,580	*	ModusLink Global Solutions, Inc	2,850
488	e	Monex Beans Holdings, Inc	177
70,215	e*	Monotype Imaging Holdings, Inc	781

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
582,324	e*	Monster Worldwide, Inc	$8,682
29,718		Morgan Sindall plc	237
8,700		Moshi Moshi Hotline, Inc	227
595,188	e*	Move, Inc	1,262
563,470	*	MPS Group, Inc	5,680
208,842	e*	MSC.Software Corp	2,235
157,736		MYOB Ltd	128
38,839	e*	NCI, Inc (Class A)	1,106
630,219	e*	NCR Corp	13,896
918,284	e	NEC Corp	3,925
6,800		NEC Fielding Ltd	65
13,800		NEC Networks & System Integration Corp	176
223,639	*	Ness Technologies, Inc	2,565
228,361	e*	NetFlix, Inc	7,052
155,279	*	Netscout Systems, Inc	1,652
38,048	e*	NetSuite, Inc	686
1,446	e*	Network Equipment Technologies, Inc	5
56,700	*	NHN Corp	7,273
284,458	e	NIC, Inc	1,963
4,700		Nippon Kanzai Co Ltd	115
205,638		Nippon System Development Co Ltd	1,690
365,401		Nippon Systemware Co Ltd	1,426
6,800		Nishio Rent All Co Ltd	60
96,440		Nomura Research Institute Ltd	1,985
1,725,565	e*	Novell, Inc	8,869
7,700		NS Solutions Corp	111
2,612	e	NTT Data Corp	10,327
738,571	e*	Nuance Communications, Inc	9,003
2,500	e	OBIC Business Consultants Ltd	87
25,113	e	Obic Co Ltd	4,098
1,726,368	e	Omnicom Group, Inc	66,569
323,844	e*	Omniture, Inc	5,946
222,064	*	On Assignment, Inc	1,750
131,300	e*	Online Resources Corp	1,020
21,191	e*	Open Text Corp	703
764,956	e*	OpenTV Corp (Class A)	1,079
68,927	e*	Opnet Technologies, Inc	840
22	e	OPT, Inc	38
26,353,459	*	Oracle Corp	535,239
128,606	e	Oracle Corp Japan	5,853
25,369		Otsuka Corp	1,656
746,750	e*	Parametric Technology Corp	13,740
90		Pasona Group, Inc	69
275,000		PCA Corp	2,607
135,022	e	PC-Tel, Inc	1,258
111,372	e	Pegasystems, Inc	1,438
116,855	*	PeopleSupport, Inc	1,366
175,058	e*	Perficient, Inc	1,162
513,154	*	Perot Systems Corp (Class A)	8,903
262,394	*	Phase Forward, Inc	5,487
29,557		Phoenix IT Group Ltd	92
184,084	*	Phoenix Technologies Ltd	1,471
648,000		Pico Far East Holdings Ltd	55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
79,606	e*	Portfolio Recovery Associates, Inc	$3,871
336,367	e*	Premiere Global Services, Inc	4,729
234,267	*	Progress Software Corp	6,089
107,201	e	Promotora de Informaciones S.A.	724
68,359	e*	PROS Holdings, Inc	642
18,372		Prosegur Cia de Seguridad S.A.	639
31,881	e*	Protection One, Inc	281
153,743		Public Power Corp	2,372
628,770	e	Publicis Groupe S.A.	19,804
728		PubliGroupe AG.	108
72,352	e	QAD, Inc	501
90,676	e	Quality Systems, Inc	3,832
410,060	*	Quest Software, Inc	5,204
136,942	e*	Radiant Systems, Inc	1,190
124,811	e*	Radisys Corp	1,073
9,078	e	Rakuten, Inc	5,123
31,679	e	Ramirent Oyj	199
30,609		Randstad Holdings NV	805
234,108	e*	Raser Technologies, Inc	1,990
469,290	*	RealNetworks, Inc	2,384
1,080,182	e*	Red Hat, Inc	16,278
48,038	e	Renaissance Learning, Inc	624
395,722	e*	Rent-A-Center, Inc	8,817
32,057	e	Rightmove plc	145
172,289	e*	RightNow Technologies, Inc	2,166
105,800	e*	Riskmetrics Group Inc	2,071
227,062		Ritchie Bros Auctioneers, Inc	5,441
974,714	e	Robert Half International, Inc	24,124
205,638	e	Rollins, Inc	3,903
223,878	e*	RSC Holdings, Inc	2,543
375,915	*	S1 Corp	2,301
431,982		Sage Group plc	1,513
951,110	e*	Salesforce.com, Inc	46,034
39,843	e*	Sandvine Corp	39
1,429,473	e	SAP AG.	76,132
632,943	*	Sapient Corp	4,703
47,996	*	SDL plc	292
339,058		Secom Co Ltd	14,124
309,522	e*	Secure Computing Corp	1,696
98,565		Securitas AB (B Shares)	1,110
75,510	e	Seek Ltd	313
4,851	*	SeLoger.com	90
9,755		SGS S.A.	11,481
80,044	e*	SI International, Inc	2,405
2,050		SimCorp AS	239
53,374	e*	Sina Corp	1,879
1,297,000		Singapore Post Ltd	867
87	e	SJ Holdings, Inc	21
25,315		Skilled Group Ltd	59
155,866	e*	Smith Micro Software, Inc	1,107
681,507	e	Softbank Corp	8,881
10,822		Software AG.	618
23,400	e	Sohgo Security Services Co Ltd	248

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
192,617	e*	Sohu.com, Inc	$10,738
804		So-net Entertainment Corp	2,068
38	e	So-net M3, Inc	126
398,738	e*	SonicWALL, Inc	2,089
1,173,710	e*	Sonus Networks, Inc	3,380
5,493		Sopra Group S.A.	329
565,618		Sorun Corp	2,557
346,017	e	Sotheby's (Class A)	6,941
108,049	e*	Sourcefire, Inc	788
20,985		Speedy Hire plc	155
311,276	*	Spherion Corp	1,516
96,597	e	Spotless Group Ltd	258
109,996	e*	SPSS, Inc	3,229
166,695		Square Enix Co Ltd	4,875
239,193	*	SRA International, Inc (Class A)	5,413
44,653		Sthree plc	143
108,688	e*	Stratasys, Inc	1,899
80,455		STW Communications Group Ltd	74
191,852	e*	SuccessFactors, Inc	2,091
3,022,829	e*	Sun Microsystems, Inc	22,974
237,246	e*	SupportSoft, Inc	712
3,094		Sword Group	88
8,884	*	SXC Health Solutions Corp	138
468,906	e*	Sybase, Inc	14,358
6,947	*	Sygnity S.A.	66
189,305	e*	SYKES Enterprises, Inc	4,157
5,241,653	*	Symantec Corp	102,632
114,427	e*	Synchronoss Technologies, Inc	1,077
2,194		Synergie S.A	50
97,637	e*	SYNNEX Corp	2,181
589,481	*	Synopsys, Inc	11,760
62,374	e	Syntel, Inc	1,528
1,238,040		Taiwan Secom Co Ltd	1,788
13,750,530		Taiwan-Sogo Shinkong Security Corp	8,097
524,000		Take-Two Interactive Software, Inc	8,594
83,755	e	TAL International Group, Inc	1,744
138,618	e*	Taleo Corp (Class A)	2,757
187,420		Tata Consultancy Services Ltd	2,694
53,398	e*	TechTarget, Inc	374
379,225	*	Telecity Group plc	1,495
275,118	*	TeleTech Holdings, Inc	3,422
575,888	e*	Temenos Group AG.	10,978
324	e,m,v	Tempstaff Co Ltd	220
918,100	e	Tencent Holdings Ltd	6,711
53,112	e	Textainer Group Holdings Ltd	807
111,501	e	TheStreet.com, Inc	668
347,883	e*	THQ, Inc	4,189
1,124,251	e*	TIBCO Software, Inc	8,230
37,441	e	Tietoenator Oyj	551
7,500		TKC	118
125,622	e*	TNS, Inc	2,433
19,500	e	Tokyo Leasing Co Ltd	150
548,000	*	Tom Group Ltd	28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
190,200	e	Tomra Systems ASA	$993
662,429		Total System Services, Inc	10,864
10,050		TradeDoubler AB	88
154,251	e*	TradeStation Group, Inc	1,442
11,200	e	Trans Cosmos, Inc/Japan	89
88,962	e	Trend Micro, Inc	3,372
252,176	e*	TrueBlue, Inc	4,075
19,302	*	UBISOFT Entertainment	1,343
126,480	e*	Ultimate Software Group, Inc	3,415
57,997	e*	Unica Corp	455
1,364,181	e*	Unisys Corp	3,751
99,988		United Internet AG.	1,075
448,706	e	United Online, Inc	4,222
352,428	e*	United Rentals, Inc	5,371
26,786		USG People NV	369
87,942		USS Co Ltd	5,656
518,968	*	Valueclick, Inc	5,309
170,899	e*	Vasco Data Security International	1,771
85		VeriSign Japan KK	30
758,608	e*	VeriSign, Inc	19,784
115,511		Viad Corp	3,326
155,592	*	Vignette Corp	1,671
13,944	e*	Virtusa Corp	91
2,832,261		Visa, Inc (Class A)	173,873
313,498	e*	VMware, Inc (Class A)	8,352
89,667	e*	Vocus, Inc	3,045
69,582	e*	Volt Information Sciences, Inc	625
2,390,911	e	Waste Management, Inc	75,290
28,875	e*	WebMD Health Corp (Class A)	859
239,147	e*	Websense, Inc	5,345
144,632	e*	Website Pros, Inc	781
470,745	e*	Wind River Systems, Inc	4,707
33,885	*	Wirecard AG.	250
145		Works Applications Co Ltd	124
40,448	e	Wotif.com Holdings Ltd	120
7,804,950		WPP Group plc	63,131
9,694	e	Yahoo! Japan Corp	3,173
7,421,273	*	Yahoo!, Inc	128,388
		TOTAL BUSINESS SERVICES	5,939,308

CHEMICALS AND ALLIED PRODUCTS - 10.36%
12,600,667		Abbott Laboratories	725,546
73,781	b,e,m,v*	Able Laboratories, Inc	-	^
27,453	e*	Abraxis Bioscience, Inc	1,893
158,165	e*	Acadia Pharmaceuticals, Inc	424
45,271		Accsys Technologies plc	143
186,891	e*	Acorda Therapeutics, Inc	4,457
87,944	e*	Actelion Ltd	4,532
12,800	*	Active Biotech AB	79
10,709	e*	Acura Pharmaceuticals, Inc	75
34,500		ADEKA Corp	218
397,555	e*	Adolor Corp	1,372
264,702		Agrium, Inc	14,799

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
417,767	e	Air Liquide	$45,906
1,534,659		Air Products & Chemicals, Inc	105,109
437,400	e	Air Water, Inc	4,407
1,630,440		Akzo Nobel NV	78,275
368,676		Alapis Holding Industrial and Commercial S.A.	783
167,307	*	Albany Molecular Research, Inc	3,027
423,211	e	Albemarle Corp	13,052
1,546,467		Alberto-Culver Co	42,126
421,663	e*	Alexion Pharmaceuticals, Inc	16,571
106,882	e*	Alexza Pharmaceuticals, Inc	528
18,299	e	Alfresa Holdings Corp	886
3,440		ALK-Abello AS	361
649,711	*	Alkermes, Inc	8,641
256,813	e*	Allos Therapeutics, Inc	1,903
222,656	e*	Alnylam Pharmaceuticals, Inc	6,446
222,559	e*	Alpharma, Inc (Class A)	8,210
88,240	e*	AMAG Pharmaceuticals, Inc	3,418
368,254	e*	American Oriental Bioengineering, Inc	2,390
101,894	e	American Vanguard Corp	1,537
7,760,024	*	Amgen, Inc	459,937
7,433	e*	Amicus Therapeutics, Inc	112
3,211		Amorepacific Corp	1,736
47	e*	AnGes MG, Inc	94
35,438	*	Angiotech Pharmaceuticals, Inc	29
360,101	*	Antisoma plc	128
129,156	e	Arch Chemicals, Inc	4,559
57,205	*	Ardea Biosciences, Inc	791
390,973	e*	Arena Pharmaceuticals, Inc	1,955
27,400	e	Arisawa Manufacturing Co Ltd	136
85,392	e*	Ark Therapeutics Group plc	88
27,661		Arkema	1,021
288,467	e*	Arqule, Inc	929
237,594	e*	Array Biopharma, Inc	1,825
1,306,357	e	Asahi Kasei Corp	5,496
378,202		Aspen Pharmacare Holdings Ltd	1,963
999,192	e	Astellas Pharma, Inc	41,985
4,005,605		AstraZeneca plc	175,283
38,750	e	AstraZeneca plc (ADR)	1,700
8,738		Atrium Innovations Inc	123
11,950		Auriga Industries (Class B)	304
213,570	e*	Auxilium Pharmaceuticals, Inc	6,920
186,284	e*	Aventine Renewable Energy Holdings, Inc	589
374,937		Avery Dennison Corp	16,677
4,389,940		Avon Products, Inc	182,490
1,840		Bachem Holding AG.	146
96,294	e	Balchem Corp	2,568
399,728	e*	Barr Pharmaceuticals, Inc	26,102
1,535,488		BASF AG.	73,207
4,470	*	Basilea Pharmaceutica	662
25,613		Beiersdorf AG.	1,619
36,438	e*	Biodel, Inc	122
119,819	e*	BioForm Medical, Inc	470
1,580,415	*	Biogen Idec, Inc	79,479

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
366,976	e*	BioMarin Pharmaceuticals, Inc	$9,721
6,240		BioMerieux	541
62,514	e*	BioMimetic Therapeutics, Inc	691
2,655		Biotest AG.	180
279,749	e	Biovail Corp	2,655
6,338		Boiron S.A.	169
9,961,853		Bristol-Myers Squibb Co	207,705
232,811	e	Cabot Corp	7,399
95,969	e*	Cadence Pharmaceuticals, Inc	852
233,191	e*	Calgon Carbon Corp	4,748
163,707	*	Cambrex Corp	1,007
75,218	e*	Caraco Pharmaceutical Laboratories Ltd	941
26,532	e*	Cardiome Pharma Corp	196
2,900,013		Celanese Corp (Series A)	80,939
807,677	e*	Cell Genesys, Inc	477
113,077	*	Celldex Therapeutics, Inc	1,315
402,941	e*	Cephalon, Inc	31,224
37,000		Cerebos Pacific Ltd	83
436,500		CF Industries Holdings, Inc	39,922
251,440	e*	Charles River Laboratories International, Inc	13,962
305,709	e*	Chattem, Inc	23,900
16,148		Chemring Group plc	596
880,972		Chemtura Corp	4,017
26,874	*	China Precision Steel, Inc	89
166,097		Christian Dior S.A.	12,597
141,328		Chugai Pharmaceutical Co Ltd	2,303
23,000	e	Chugoku Marine Paints Ltd	137
445,541	e	Church & Dwight Co, Inc	27,664
37,171	e	Ciba Specialty Chemicals AG.	1,591
616,739		Cipla Ltd	3,033
1,200,000	*	CK Life Sciences International Holdings, Inc	45
122,680		Clariant AG.	1,195
1,320,722	e	Clorox Co	82,796
190		CMIC Co Ltd	50
3,628,448		Colgate-Palmolive Co	273,404
300,321	e*	Columbia Laboratories, Inc	787
78,495	e*	Cougar Biotechnology, Inc	2,621
59,174		Croda International	645
7,985	*	CropEnergies AG.	29
37,617	*	Crucell NV	588
1,104,140		CSL Ltd	33,450
389,614	e*	Cubist Pharmaceuticals, Inc	8,661
198,791	*	Cypress Bioscience, Inc	1,461
519,022		Cytec Industries, Inc	20,195
345,362	e*	Cytokinetics, Inc	1,637
114,115	e*	Cytori Therapeutics, Inc	603
38,000		Dai Nippon Toryo Co Ltd	40
177,785	e	Daicel Chemical Industries Ltd	800
1,197,702	e	Daiichi Sankyo Co Ltd	30,861
25,000		Dainichiseika Color & Chemicals Manufacturing Co Ltd	75
378,784	e	Dainippon Ink and Chemicals, Inc	717

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
506,000	e	Dainippon Sumitomo Pharma Co Ltd	$4,145
48,000	e	Daiso Co Ltd	121
457,841	e*	Dendreon Corp	2,614
5,576	*	Devgen	60
11,663	e	DiaSorin S.p.A.	228
483,809	e*	Discovery Laboratories, Inc	905
84,162	*	Dov Pharmaceutical, Inc	3
3,620,877		Dow Chemical Co	115,071
108,670		Dr Reddy's Laboratories Ltd	1,191
548,234		DSM NV	25,931
4,384,252		Du Pont (E.I.) de Nemours & Co	176,685
342,786	e*	Durect Corp	1,920
4,600		Earth Chemical Co Ltd	120
325,235	e	Eastman Chemical Co	17,907
866,775		Ecolab, Inc	42,056
165,102	e	Eisai Co Ltd	6,447
465,122	*	Elan Corp plc	4,923
307,671	e*	Elan Corp plc (ADR)	3,283
349,889		Elementis plc	414
5,332,665		Eli Lilly & Co	234,797
152,668	*	Elizabeth Arden, Inc	2,997
68,658	e*	Emergent Biosolutions, Inc	899
4,172		EMS-Chemie Holding AG.	489
119,482		Engro Chemical Pakistan Ltd	276
399,142	e*	Enzon Pharmaceuticals, Inc	2,946
23		EPS Co Ltd	73
24,020		Eramet	9,202
540,718	e	Estee Lauder Cos (Class A)	26,987
556,204		Eternal Chemical Co Ltd	333
66,808	e	FAES FARMA S.A.	509
14,600	e	Fancl Corp	176
622,700		Fauji Fertilizer Co Ltd	795
268,373	e	Ferro Corp	5,394
144,348		Filtrona plc	420
423,009		FMC Corp	21,738
2,328,347	*	Forest Laboratories, Inc	65,846
2,741,460		Formosa Chemicals & Fibre Corp	4,758
4,008,235		Formosa Plastics Corp	6,511
2,700		Fuchs Petrolub AG.	188
18,300	e	Fujimi, Inc	221
3,235,881	*	Genentech, Inc	286,958
19,510	*	Genmab AS	1,119
1,227,286	*	Genzyme Corp	99,275
2,026	e	Georgia Gulf Corp	5
422,720	e*	Geron Corp	1,670
6,116,316	*	Gilead Sciences, Inc	278,782
5,423		Givaudan S.A.	4,530
5,523,230		GlaxoSmithKline plc	119,648
95,012		Glenmark Pharmaceuticals Ltd	1,005
160,596	e	Grifols S.A.	4,103
80,479	e*	GTx, Inc	1,531

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
17,000		Gun-Ei Chemical Industry Co Ltd	$34
6,257		H&R WASAG AG.	147
278,179		H.B. Fuller Co	5,806
320,529	e*	Halozyme Therapeutics, Inc	2,353
76,524		Hanwha Chemical Corp	709
62,945		Haw Par Corp Ltd	206
95,748		Henkel KGaA	2,937
774,389		Hercules, Inc	15,325
54,801		Hikma Pharmaceuticals plc	394
1,275,510		Hindustan Lever Ltd	6,927
39,000	e	Hisamitsu Pharmaceutical Co, Inc	1,707
7,300	e	Hogy Medical Co Ltd	335
14,056		Honam Petrochemical Corp	810
720,823	e*	Hospira, Inc	27,535
755,635	e*	Human Genome Sciences, Inc	4,798
824,174		Huntsman Corp	10,385
149,838	e*	ICO, Inc	841
225,716	e*	Idenix Pharmaceuticals, Inc	1,632
148,331	e*	Idera Pharmaceuticals, Inc	2,087
235,565	e*	Idexx Laboratories, Inc	12,909
227,220	*	ImClone Systems, Inc	14,188
425,961	*	Immucor, Inc	13,614
225,361	e*	Immunogen, Inc	1,107
2,927,901		Incitec Pivot Ltd	11,731
393,886	e*	Indevus Pharmaceuticals, Inc	1,320
81,315	e	Innophos Holdings, Inc	1,982
164,317		Innospec, Inc	1,982
248,040	e*	Inspire Pharmaceuticals, Inc	886
1,663		Inter Parfums S.A.	50
57,851	e	Inter Parfums, Inc	784
21,164	e*	Intercell AG.	697
157,868	e*	InterMune, Inc	2,701
301,250	e	International Flavors & Fragrances, Inc	11,887
448,828	e*	Inverness Medical Innovations, Inc	13,465
671,652	e*	Invitrogen Corp	25,388
15,095	e	Ipsen	682
151,000	*	Ishihara Sangyo Kaisha Ltd	204
549,938		Israel Chemicals Ltd	7,677
237,056	e*	Javelin Pharmaceuticals, Inc	616
6,283	e*	Jazz Pharmaceuticals, Inc	31
310,000		Jiutian Chemical Group Ltd	20
119,571		K+S AG.	8,291
78,453	e	Kaiser Aluminum Corp	3,370
74,000		Kaken Pharmaceutical Co Ltd	586
140,476	e	Kansai Paint Co Ltd	871
611,431		Kao Corp	16,397
9,500	e	Katakura Industries Co Ltd	123
26,031	e	Kemira Oyj	308
1,815,496	e*	King Pharmaceuticals, Inc	17,392
912,835		Kingboard Chemical Holdings Ltd	3,117
19,000		Kissei Pharmaceutical Co Ltd	414
137,889	e	Koppers Holdings, Inc	5,158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
15,877		Kose Corp	$442
897,790	e	Kuraray Co Ltd	8,924
54,000	e	KUREHA CORP	296
171,200	e*	KV Pharmaceutical Co (Class A)	3,888
19,000		Kyorin Co Ltd	220
225,540	e	Kyowa Hakko Kogyo Co Ltd	2,372
195,744		La Seda de Barcelona S.A. (Class B)	189
118,811	e*	Landec Corp	973
799,718		Lanxess AG.	22,024
58,107		LG Chem Ltd	4,559
9,115		LG Household & Health Care Ltd	1,524
466,111	e*	Ligand Pharmaceuticals, Inc (Class B)	1,375
108,384		Linde AG.	11,574
104,000	e	Lion Corp	556
15,619		Lonza Group AG.	1,960
220,147	e	L'Oreal S.A.	21,602
482,278	e	Lubrizol Corp	20,805
102,675		Maire Tecnimont S.p.A.	364
265,896		Makhteshim-Agan Industries Ltd	1,676
8,000		Mandom Corp	212
98,798	e	Mannatech, Inc	395
253,613	e*	MannKind Corp	979
69,116	e*	MAP Pharmaceuticals, Inc	699
25,498	e*	Marshall Edwards, Inc	55
225,302	e	Martek Biosciences Corp	7,079
98,350	e	Meda AB (A Shares)	961
731,973	e*	Medarex, Inc	4,736
690,935		Mediceo Paltac Holdings Co Ltd	8,453
324,206	*	Medicines Co	7,528
381,838	e	Medicis Pharmaceutical Corp (Class A)	5,693
141,215	e*	Medivation, Inc	3,737
14,647,148		Merck & Co, Inc	462,264
239,079	e	Meridian Bioscience, Inc	6,943
305,273	e	Methanex Corp	5,981
191,970	e*	MiddleBrook Pharmaceuticals, Inc	288
4,300		Milbon Co Ltd	95
127,866	e	Minerals Technologies, Inc	7,590
31,000		Miraca Holdings, Inc	600
3,117,387		Mitsubishi Chemical Holdings Corp	16,478
248,337		Mitsubishi Gas Chemical Co, Inc	1,201
57,000		Mochida Pharmaceutical Co Ltd	589
89,963	e*	Molecular Insight Pharmaceuticals, Inc	691
144,136	e*	Momenta Pharmaceuticals, Inc	1,890
3,512,888		Monsanto Co	347,706
4,923	*	Morphosys AG.	301
1,197,968		Mosaic Co	81,486
5,608,111	e*	Mylan Laboratories, Inc	64,045
408,762	e*	Nabi Biopharmaceuticals	1,905
694,139		Nalco Holding Co	12,869
5,014,981		Nan Ya Plastics Corp	7,431
66,801	e*	Nanosphere, Inc	570
73,787	*	Natraceutical S.A.	70
133,181		Natura Cosmeticos S.A.	1,295

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
450,000		Natural Beauty Bio-Technology Ltd	$98
463,323	*	NBTY, Inc	13,677
284,891	e*	Neurocrine Biosciences, Inc	1,336
86,267	e	NewMarket Corp	4,534
87,900		Nichi-iko Pharmaceutical Co Ltd	2,140
19,967	e*	NicOx S.A.	218
19,000	e	Nihon Nohyaku Co Ltd	110
21,000		Nihon Parkerizing Co Ltd	238
485,550	e	Nippon Chemiphar Co Ltd	1,643
124,000	e	Nippon Kayaku Co Ltd	745
77,000	e	Nippon Paint Co Ltd	313
29,000		Nippon Shinyaku Co Ltd	276
55,000		Nippon Shokubai Co Ltd	353
81,000		Nippon Soda Co Ltd	326
23,000		Nippon Synthetic Chemical Industry Co Ltd	73
40,000		Nippon Valqua Industries Ltd	97
91,943	e	Nissan Chemical Industries Ltd	844
47,224	e	NL Industries, Inc	485
9,900		Noevir Co Ltd	85
174,473		Nova Chemicals Corp	3,835
6,556,732		Novartis AG.	345,209
103,093		Novartis AG. (ADR)	5,447
276,095	e*	Novavax, Inc	801
123,321	e*	Noven Pharmaceuticals, Inc	1,440
356,135		Novo Nordisk AS (Class B)	18,463
37,623		Novozymes AS (B Shares)	3,353
371,458	*	NPS Pharmaceuticals, Inc	2,652
282,113	e	Nufarm Ltd	3,453
57,333		Nuplex Industries Ltd	228
140,340	e*	Obagi Medical Products, Inc	1,401
599,333	e	Olin Corp	11,627
168,816	e*	OM Group, Inc	3,798
11,579		Omega Pharma S.A.	496
75,810	e*	Omrix Biopharmaceuticals, Inc	1,360
68,500	e	Ono Pharmaceutical Co Ltd	3,165
291,745	e*	Onyx Pharmaceuticals, Inc	10,555
29,505		OPG Groep NV	408
76,663	*	Opko Health, Inc	134
144,759	e*	Optimer Pharmaceuticals, Inc	1,151
257,146	e*	OraSure Technologies, Inc	1,265
104,922	e*	Orexigen Therapeutics, Inc	1,132
71,224		Oriola-KD Oyj (B Shares)	201
24,089		Orion Oyj (Class B)	408
347,591	e*	OSI Pharmaceuticals, Inc	17,133
74,504	e*	Osiris Therapeutics, Inc	1,437
140,568	*	Oxford Biomedica plc	19
193,765	e*	Pacific Ethanol, Inc	269
177,231	e*	Pain Therapeutics, Inc	1,732
198,132	e*	Par Pharmaceutical Cos, Inc	2,435
295,914	e*	Parexel International Corp	8,481
33,958		Patheon Inc	112
716,480	e	PDL BioPharma, Inc	6,670
392,809	e	Perrigo Co	15,107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
74,480	*	Petkim Petrokimya Holding	$254
156,948	e*	PetMed Express, Inc	2,464
37,037,066		Pfizer, Inc	682,963
82,424	*	Pharmasset, Inc	1,644
68,835	*	Pharmaxis Ltd	125
166,710	e*	PharMerica Corp	3,749
529,188	e*	PolyOne Corp	3,413
528,979		Potash Corp of Saskatchewan	68,577
134,192	e*	Pozen, Inc	1,410
1,030,429	e	PPG Industries, Inc	60,095
1,559,561		Praxair, Inc	111,883
214,196	*	Prestige Brands Holdings, Inc	1,902
17,290,708		Procter & Gamble Co	1,204,989
131,985	e*	Progenics Pharmaceuticals, Inc	1,757
20,135	e*	Protalix BioTherapeutics, Inc	45
134,458	*	Protherics plc	89
301,300	v	PTT Chemical PCL	523
89,248		PZ Cussons plc	284
31,066		QLT, Inc	102
291,497	e*	Questcor Pharmaceuticals, Inc	2,143
174,284	*	Quidel Corp	2,860
129,922		Ranbaxy Laboratories Ltd	693
25,000	e	Rasa Industries Ltd	36
2,622,728		Reckitt Benckiser Group plc	127,163
91,139		Recordati S.p.A.	563
1,165	e*	Revlon, Inc (Class A)	17
144,993	e*	Rexahn Pharmaceuticals, Inc	187
64,373	e	Rhodia S.A.	1,006
13,487	e	Richter Gedeon Nyrt	2,469
1,113,415		Roche Holding AG.	174,296
236,982	*	Rockwood Holdings, Inc	6,081
665,800		Rohm & Haas Co	46,606
34,000		Rohto Pharmaceutical Co Ltd	384
440,223		RPM International, Inc	8,514
35,000		Sakai Chemical Industry Co Ltd	95
292,855	e*	Salix Pharmaceuticals Ltd	1,877
1,423,143	e	Sanofi-Aventis	93,565
47,604	e	Santen Pharmaceutical Co Ltd	1,210
24,000	e	Sanyo Chemical Industries Ltd	116
2,109		Sartorius Stedim Biotech	80
5,200	e	Sawai Pharmaceutical Co Ltd	206
9,103,367		Schering-Plough Corp	168,139
168,806	e	Sciele Pharma, Inc	5,198
190,323	e	Scotts Miracle-Gro Co (Class A)	4,499
13,400		Seikagaku Corp	130
274,680	e	Sensient Technologies Corp	7,727
843,187	e*	Sepracor, Inc	15,439
503,727	e	Sherwin-Williams Co	28,793
722,929		Shin-Etsu Chemical Co Ltd	34,376
17,200	e	Shin-Etsu Polymer Co Ltd	85
365,736		Shionogi & Co Ltd	7,408
602,144		Shire Ltd	9,522
473,158	e	Shiseido Co Ltd	10,596

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,951,798		Showa Denko KK	$4,115
167,546		Sidi Kerir Petrochemcials Co	473
758		Siegfried Holding AG.	100
756,929		Sigma-Aldrich Corp	39,678
6,874,000	e	Sinochem Hong Kong Holding Ltd	3,465
2,114,000	e	Sinopec Shanghai Petrochemical Co Ltd	470
22,731	e*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A.	45
13,217		SOL S.p.A.	69
468,971	e*	Solutia, Inc	6,566
49,642	e	Solvay S.A.	6,094
97,924	*	Sorin S.p.A.	102
18,000	e	SSP Co Ltd	88
4,900		ST CORP	55
69,352	e	Stada Arzneimittel AG.	2,778
2,964		Stallergenes	188
3,100	e	Stella Chemifa Corp	49
31,247		Stepan Co	1,705
21,577	e*	Sucampo Pharmaceuticals, Inc (Class A)	184
1,713,061		Sumitomo Chemical Co Ltd	7,568
17,000		Sumitomo Seika Chemicals Co Ltd	52
145,762		Sun Pharmaceuticals Industries Ltd	4,659
3,007	e*	SuperGen, Inc	4
78,110	e*	SurModics, Inc	2,460
193,821		Syngenta AG.	40,874
131,111	e*	Synta Pharmaceuticals Corp	999
218,655	e	Taisho Pharmaceutical Co Ltd	4,337
1,424,000		Taiwan Fertilizer Co Ltd	2,660
7,100	e	Taiyo Ink Manufacturing Co Ltd	126
180,343	e	Taiyo Nippon Sanso Corp	1,429
1,572,467	e	Takeda Pharmaceutical Co Ltd	79,175
669,119	e	Tanabe Seiyaku Co Ltd	9,299
89,218	e*	Targacept, Inc	518
182,300	e	Tenma Corp	2,452
112,413	e*	Tercica, Inc	1,005
16,737		Tessenderlo Chemie NV	838
749,709		Teva Pharmaceutical Industries Ltd	34,634
3,237,901	e	Teva Pharmaceutical Industries Ltd (ADR)	148,263
24,182		Theratechnologies Inc	104
923,972	e*	Theravance, Inc	11,513
159,000	e	Toagosei Co Ltd	405
575,000	e	Tokai Carbon Co Ltd	4,217
140,929	e	Tokuyama Corp	818
16,800	e	Tokyo Ohka Kogyo Co Ltd	266
386,753	e	Toray Industries, Inc	1,816
15,900		Torii Pharmaceutical Co Ltd	222
1,226,141	e	Tosoh Corp	3,618
3,900	e	Towa Pharmaceutical Co Ltd	141
185,000		Toyo Ink Manufacturing Co Ltd	546
6,341	*	Transgene S.A.	86
3,132		Tronox, Inc (Class B)	-	^
26,300		Tsumura & Co	667
5,132,988		UBE Industries Ltd	13,840

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
32,456		UCB S.A.	$1,153
105,954	e*	Ulta Salon Cosmetics & Fragrance, Inc	1,407
290,740	e*	Unifi, Inc	1,407
79,567		Unipetrol	865
153,068		United Drug plc	814
252,000		United Laboratories Ltd	82
119,747	e*	United Therapeutics Corp	12,594
192,400		Uralkali (GDR)	6,089
228,598	g,v	Uralkali (GDR)	6,945
45,268	e*	USANA Health Sciences, Inc	1,856
640,864	e*	USEC, Inc	3,467
713,294	e*	Valeant Pharmaceuticals International	14,601
397,799	e	Valspar Corp	8,867
321,024	e*	VCA Antech, Inc	9,461
133,020	*	Vectura Group plc	111
604,920	e*	Verasun Energy Corp	1,893
723,362	e*	Vertex Pharmaceuticals, Inc	24,045
32,600		Victrex plc	418
4,417		Virbac S.A.	339
418,963	e*	Viropharma, Inc	5,497
12,289		Wacker Chemie AG.	1,754
2,637,702		Wah Lee Industrial Corp	3,022
350,487	e*	Warner Chilcott Ltd (Class A)	5,299
561,685	*	Watson Pharmaceuticals, Inc	16,008
97,520	e	Westlake Chemical Corp	2,051
384,465	e*	WR Grace & Co	5,813
8,223,359		Wyeth	303,771
131,272	e*	Xenoport, Inc	6,365
650,758	e*	XOMA Ltd	1,367
45,484		Yule Catto & Co plc	104
83,370	e	Zeltia S.A.	526
25,232		Zentiva NV	1,650
116,000	e	Zeon Corp	407
8,000		ZERIA Pharmaceutical Co Ltd	78
181,409	e*	Zymogenetics, Inc	1,208
		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,459,416

COAL MINING - 0.35%
936,115	*	Alpha Natural Resources, Inc	48,144
556,987	e	Arch Coal, Inc	18,319
609,842	e	Centennial Coal Co Ltd	1,805
22,890,400		China Coal Energy Co	24,200
3,093,000		China Shenhua Energy Co Ltd	7,587
21,242		CIC Energy Corp	64
815,257		Consol Energy, Inc	37,412
48,898	e	Felix Resources Ltd	668
289,528		Fording Canadian Coal Trust	23,742
353,184	e	Gloucester Coal Ltd	2,624
740,235	e*	International Coal Group, Inc	4,619
140,876	e*	James River Coal Co	3,098
109,034		Kumba Resources Ltd	1,143
237,281	*	Lihir Gold Ltd	482
45,717		MacArthur Coal Ltd	387

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
333,824		Massey Energy Co	$11,908
106,500		Mitsui Mining Co Ltd	242
136,223	e*	National Coal Corp	713
84,163		New Hope Corp Ltd	292
2,379,378	e	Peabody Energy Corp	107,072
16,203,694		PT Bumi Resources Tbk	5,389
756,000		PT Tambang Batubara Bukit Asam Tbk	741
662,962		Sasol Ltd	28,296
545,278		Sasol Ltd (ADR)	23,169
52,335	*	UK Coal plc	322
64,582	e*	Westmoreland Coal Co	1,020
39,833		Whitehaven Coal Ltd	85
2,006,000		Yanzhou Coal Mining Co Ltd	2,068
		TOTAL COAL MINING	355,611

COMMUNICATIONS - 4.41%
1,554,211	v	Advanced Info Service PCL	3,735
87,313		AFK Sistema (GDR)	1,445
217,633	e	Alaska Communications Systems Group, Inc	2,662
135,629		America Movil S.A. de C.V. (ADR) (Series L)	6,288
18,293,113	e	America Movil S.A. de C.V. (Series L)	42,001
2,349,318	*	American Tower Corp (Class A)	84,505
9,811		Amper S.A.	73
197,032	e*	Anixter International, Inc	11,725
30,763	e	Antena 3 de Television S.A.	224
271,543	e*	Aruba Networks, Inc	1,393
35,379,099		AT&T, Inc	987,784
60,533	e	Atlantic Tele-Network, Inc	1,695
109,713	e*	Audiovox Corp (Class A)	1,028
511,796	e	Austar United Communications Ltd	467
86,546		Austereo Group Ltd	112
66,854	e*	Avanzit S.A.	108
509,069	e*	Axtel SAB de CV	464
490,567		BCE, Inc	16,917
669,800	v	BEC World PCL	425
44,570		Belgacom S.A.	1,679
899,143		Bezeq Israeli Telecommunication Corp Ltd	1,594
64,114		Brasil Telecom Participacoes S.A.	1,752
294,272	e*	Brightpoint, Inc	2,119
822,276		British Sky Broadcasting plc	6,118
45,576,230		BT Group plc	132,128
1,158,340		Cable & Wireless plc	3,440
1,028,278	e	Cablevision Systems Corp (Class A)	25,871
47,654		Canal Plus	420
24,447	e	CanWest Global Communications Corp	53
96,962	e	Carphone Warehouse Group plc	299
687,500	e*	Carso Global Telecom SAB de CV (Series A1)	3,563
115,438	e*	Cbeyond Communications, Inc	1,661
38,000		Cellcom Israel Ltd	1,142
428,448	e*	Centennial Communications Corp (Class A)	2,674
31,099	*	Central European Media Enterprises Ltd (Class A)	2,077

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
152,040	e*	Central European Media Enterprises Ltd (Class A)	$9,943
1,090,502	e	CenturyTel, Inc	39,967
2,375,911	e*	Charter Communications, Inc (Class A)	1,734
1,591,100		China Communications Services Corp Ltd	1,108
6,174,647	e	China Mobile Hong Kong Ltd	61,856
1,908,500	e	China Netcom Group Corp Hong Kong Ltd	4,226
13,999,711	e	China Telecom Corp Ltd	5,745
3,600,200	e	China Unicom Ltd	5,416
6,782,380		Chunghwa Telecom Co Ltd	15,955
1,518,832	e*	Cincinnati Bell, Inc	4,693
1,105,980	e,v*	Citadel Broadcasting Corp	907
812,000		Citic 1616 Holdings Ltd	119
250,055	e*	Clearwire Corp (Class A)	2,971
7,377		Cogeco Cable Inc	276
264,379	*	Colt Telecom Group S.A.	478
13,868,329	e	Comcast Corp (Class A)	272,235
540,997		Compania de Telecomunicaciones de Chile S.A. (Class A)	921
140,150		Comstar United Telesystems (GDR)	711
137,248	e	Consolidated Communications Holdings, Inc	2,070
33,273		Corus Entertainment, Inc (Class B)	569
151,698	e*	Cox Radio, Inc (Class A)	1,602
1,026,726	*	Crown Castle International Corp	29,744
114,766	e*	Crown Media Holdings, Inc (Class A)	577
292,439	*	CTC Media, Inc	4,387
205,653	e*	Cumulus Media, Inc (Class A)	876
22,000		Denki Kogyo Co Ltd	124
9,393,045		Deutsche Telekom AG.	142,654
76,719	e*	DG FastChannel, Inc	1,682
655,500		Digi.Com BHD	4,280
2,824	e*	Digital Multimedia Technologies S.p.A.	62
4,692,200	e*	DIRECTV Group, Inc	122,795
2,028,711	*	DISH Network Corp (Class A)	42,603
31	e	Dwango Co Ltd	45
47,756		Egyptian Co for Mobile Services	924
38,239	e	Elisa Oyj (Series A)	750
720,221		Embarq Corp	29,205
94,387		Empresa Nacional de Telecomunicaciones S.A.	1,196
157,303	e	Entercom Communications Corp (Class A)	790
403,056	e*	Entravision Communications Corp (Class A)	1,084
75,000	e	Epson Toyocom Corp	201
13,618	*	Eutelia	10
64,240		Eutelsat Communications	1,709
535,374	e	Fairpoint Communications, Inc	4,642
4,057,262		Far EasTone Telecommunications Co Ltd	5,200
12,886	e	Fastweb	314
602,237	e*	FiberTower Corp	831
38,478	e	Fisher Communications, Inc	1,516
45,298	*	Forthnet S.A.	104
862,471	*	Foundry Networks, Inc	15,706
2,684,327	e	France Telecom S.A.	75,294
31,392	e*	Freenet AG.	285
1,203,995	e	Frontier Communications Corp	13,846
359		Fuji Television Network, Inc	463

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
280,466	e*	General Communication, Inc (Class A)	$2,597
102,962	e*	GeoEye, Inc	2,279
30,636	e	Gestevision Telecinco S.A.	313
144,714	e*	Global Crossing Ltd	2,194
312,469	e	Global Payments, Inc	14,017
60,827	*	Global Traffic Network, Inc	564
67,497	*	Global Village Telecom Holding S.A.	1,021
143,214	e*	Globalstar, Inc	243
130,030		Globe Telecom, Inc	2,872
297,670	e	Gray Television, Inc	512
2,586,473		Grupo Televisa S.A.	11,177
87,515	e	Hearst-Argyle Television, Inc	1,954
795,765		Hellenic Telecommunications Organization S.A.	14,304
18,241	e	Hikari Tsushin, Inc	391
35,725	e*	Hughes Communications, Inc	1,311
12,828	e*	Hungarian Telephone & Cable	255
3,313,751	e*	Hutchison Telecommunications International Ltd	3,701
726,821	*	IAC/InterActiveCorp	12,574
173,371	e	Ibasis, Inc	605
580,749	e*	ICO Global Communications Holdings Ltd (Class A)	633
373,039	e,v*	IDT Corp (Class B)	276
199,717		Informa plc	1,126
216,304		Inmarsat plc	1,891
36,000	*	Intracom Holdings S.A.	73
23,822	e	Invoice, Inc	174
159,323	e	Iowa Telecommunications Services, Inc	2,976
85,203	*	iPCS, Inc	1,897
1,420,428		ITV plc	1,067
268,512	e*	j2 Global Communications, Inc	6,270
481,716	e*	Jazztel plc	115
205		Jupiter Telecommunications Co	148
175,027	e	Kadokawa Holdings, Inc	3,946
214,880		Kcom Group plc	81
6,010	e	KDDI Corp	34,045
150,219	e*	Knology, Inc	1,212
138,295		KT Corp	4,775
76,778	*	KT Freetel Co Ltd	1,903
212,806	e*	Leap Wireless International, Inc	8,108
6,846,007	e*	Level 3 Communications, Inc	18,484
37,640		LG Dacom Corp	669
167,724		LG Telecom Ltd	1,400
1,431,380	e*	Liberty Global, Inc (Class A)	43,371
705,900	*	Liberty Media Corp - Capital (Series A)	9,445
2,724,195	*	Liberty Media Corp - Entertainment (Series A)	68,023
2,486,672	*	Liberty Media Holding Corp (Interactive A)	32,103
179,873	e*	Lin TV Corp (Class A)	928
1,273	e*	Lodgenet Entertainment Corp	3
19,156		LS Cable Ltd	1,298
16,634		M6-Metropole Television	366
418,143		Magyar Telekom	1,961
192,090	e	Manitoba Telecom Services Inc	7,084
181,916		Maroc Telecom	4,009
278,106	e*	Mastec, Inc	3,696

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
239,006	e*	Mediacom Communications Corp (Class A)	$1,415
279,000	*	MediaRing Ltd	15
228,868	e	Mediaset S.p.A.	1,454
903,274	e*	MetroPCS Communications, Inc	12,637
193,811		Mobile TeleSystems (ADR)	10,855
186,000		MobileOne Ltd	239
8,675	e	Mobistar S.A.	611
66,458	e	Modern Times Group AB (B Shares)	2,394
1,602,029		MTN Group Ltd	22,605
389,194		Naspers Ltd (N Shares)	7,687
323,725	e*	NeuStar, Inc (Class A)	6,439
128,412	e*	Neutral Tandem, Inc	2,381
182,091	e*	Nextwave Wireless, Inc	109
888,254	*	NII Holdings, Inc (Class B)	33,683
16,073		Nippon Telegraph & Telephone Corp	71,741
215,307	e*	Novatel Wireless, Inc	1,305
10,801		NRJ Group	108
168,198	e	NTELOS Holdings Corp	4,523
17,213		NTT DoCoMo, Inc	27,553
427,297		Orascom Telecom Holding SAE	3,102
152,324	e*	Orbcomm, Inc	751
667,251	e*	PAETEC Holding Corp	1,435
736,600	m	Pakistan Telecommunication Co Ltd	297
109,994		Partner Communications	2,025
16,491,300	*	Paxys, Inc	857
60,777		Philippine Long Distance Telephone Co	3,499
49,882	e	Philippine Long Distance Telephone Co (ADR)	2,810
1,056,000		Phoenix Satellite Television Holdings Ltd	123
1,445,450	e	Portugal Telecom SGPS S.A.	14,536
12,644	e	Preformed Line Products Co	738
2,117,100		PT Indosat Tbk	1,354
51,776	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	383
9,296,325		PT Telekomunikasi Indonesia Tbk (Series B)	6,944
56,660	*	QSC AG.	106
9,602,021	e	Qwest Communications International, Inc	31,015
205,118	e*	RCN Corp	2,515
23,685		Reverse Corp Ltd	28
795,234	e	Rogers Communications, Inc (Class B)	25,794
53,300	e	Rostelecom (ADR)	2,321
1,610		Roularta Media Group NV	53
2,167,307		Royal KPN NV	31,300
35,618		Salmat Ltd	88
194,588	e*	SAVVIS, Inc	2,615
598,059	e*	SBA Communications Corp (Class A)	15,472
651,819	e	Scripps Networks Interactive (Class A)	23,668
3,228,384	e*	Seat Pagine Gialle S.p.A.	317
153,667		SES Global S.A.	3,181
1,666,688	e	Seven Network Ltd	8,562
774,660		Shaw Communications, Inc (B Shares)	15,679
129,877	e	Shenandoah Telecom Co	2,866
28,700	m,v	Sibirtelecom (ADR)	247

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
268,617	e	Sinclair Broadcast Group, Inc (Class A)	$1,354
9,605,435		Singapore Telecommunications Ltd	21,955
37,080		SK Telecom Co Ltd	6,347
30,000		SK Telecom Co Ltd (ADR)	565
93,263		Sky Network Television Ltd	262
1,441	e	Sky Perfect Jsat Corp	552
134,500		SmarTone Telecommunications Holding Ltd	98
32,812	e	Societe Television Francaise 1	581
3,391,837	e*	SONAECOM - SGPS S.A.	8,030
910		Spir Communication	30
18,685,645	e	Sprint Nextel Corp	113,982
1,141,000		StarHub Ltd	2,069
888		SureWest Communications	9
6,298		Swisscom AG.	1,877
107,577	e*	Switch & Data Facilities Co, Inc	1,339
356,151	*	Syniverse Holdings, Inc	5,916
4,319,842		Taiwan Mobile Co Ltd	6,924
79,462		Tele Norte Leste Participacoes S.A.	1,629
81,086		Tele2 AB (B Shares)	925
75,900	e*	Telecom Argentina S.A. (ADR) (Class B)	930
4,522,361	e	Telecom Corp of New Zealand Ltd	8,366
552,153		Telecom Egypt	1,485
480,183	e*	Telecom Italia Media S.p.A.	69
2,969,387	e	Telecom Italia S.p.A.	4,419
1,678,504		Telecom Italia S.p.A.	1,903
278,246	e*	TeleCommunication Systems, Inc (Class A)	1,923
110,924		Telefonica O2 Czech Republic A.S.	2,619
5,698,935		Telefonica S.A.	135,507
6,896,019		Telefonos de Mexico S.A. de C.V. (Series L)	8,796
5,260		Telegate AG.	74
4,329,598		Telekom Austria AG.	76,178
992,000		Telekom Malaysia BHD	952
735,851		Telekomunikacja Polska S.A.	7,019
223,391	e	Telenet Group Holding NV	4,621
480,365	e	Telenor ASA	5,982
614,852	e	Telephone & Data Systems, Inc	21,981
212,514		Television Broadcasts Ltd	902
6,918,357	e	TeliaSonera AB	39,317
282,316		Telkom S.A. Ltd	3,612
6,636,659	e	Telmex Internacional SAB de CV	4,296
7,486,078	e	Telstra Corp Ltd	25,115
78,878		TELUS Corp	2,881
346,900		TELUS Corp (Non-Vote)	12,422
134,057	e	Ten Network Holdings Ltd	174
276,921	e*	Terremark Worldwide, Inc	1,902
316,456	e*	TerreStar Corp	316
10,000,000	v*	Thaicom PCL	1,270
1,750		Thrane & Thrane AS	82
68,584	*	THUS Group plc	219

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,545,135	e	Time Warner Cable, Inc (Class A)	$61,592
167,346	e*	Tiscali S.p.A.	283
518,811	e*	TiVo, Inc	3,798
29,300		Tokyo Broadcasting System, Inc	503
12,300		Total Access Communication PCL	14
559,600		Total Access Communication PCL	659
66,923,832	v*	True Corp PCL	6,158
724,215	*	Turk Telekomunikasyon AS	2,179
593,800		Turkcell Iletisim Hizmet AS	3,625
84		TV Asahi Corp	118
131,961		TVN S.A.	993
31,100	e,v	Uralsvyazinform (ADR)	124
91,871	e*	US Cellular Corp	4,311
156,831		USA Mobility, Inc	1,725
50,746	e*	Usen Corp	81
39,928		UTV Media plc	90
15,911,706		Verizon Communications, Inc	510,607
8,742	*	VERSATEL AG.	148
50,547		Videsh Sanchar Nigam Ltd	517
451,350		Vimpel-Communications (ADR)	9,162
142,995	*	Virgin Mobile USA, Inc (Class A)	420
2,201,414	e	Vivendi Universal S.A.	69,016
68,501,639		Vodafone Group plc	151,281
787,169		Vodafone Group plc (ADR)	17,396
33,100	v	VolgaTelecom (ADR)	116
326,085	e,v*	Vonage Holdings Corp	326
3,069	e*	Wavecom S.A.	17
2,000,907		Windstream Corp	21,890
13	e*	Xanadoo Co (Class A)	4
198,520		ZEE Telefilms Ltd	844
		TOTAL COMMUNICATIONS	4,453,690

DEPOSITORY INSTITUTIONS - 9.45%
97,627	e	1st Source Corp	2,294
736,030		77 Bank Ltd	3,711
146,257	e	Abington Bancorp, Inc	1,480
285,916		ABSA Group Ltd	3,789
740,513		African Bank Investments Ltd	2,287
94,243		Agricultural Bank of Greece	273
3,200		Aichi Bank Ltd	222
1,020,369		Akbank TAS	5,224
73,000		Akita Bank Ltd	279
87,313		Alliance & Leicester plc	426
1,154,600		Alliance Financial Group BHD	839
366,306		Allied Irish Banks plc	3,011
784,440		Alpha Bank S.A.	17,078
14,000	e	Amagerbanken AS	227
132,823	e	Amcore Financial, Inc	1,229
958	e	AmericanWest Bancorp	1
76,032	e	Ameris Bancorp	1,129
32,394	e	Ames National Corp	841
20,762,040		AMMB Holdings BHD	18,003
113,133	e	Anchor Bancorp Wisconsin, Inc	832

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,124,537		Anglo Irish Bank Corp plc	$6,130
432,834		Aozora Bank Ltd	679
48,150		Arab Bank plc	1,336
43,226	e	Arrow Financial Corp	1,271
464,337	e	Associated Banc-Corp	9,264
337,762	e	Astoria Financial Corp	7,002
505,600	*	Asya Katilim Bankasi AS	778
26,690		Attijariwafa Bank	946
3,813,416	e	Australia & New Zealand Banking Group Ltd	58,914
97,000		Awa Bank Ltd	561
327,762	e	Banca Carige S.p.A.	1,083
16,220	e	Banca Generali SpA	96
3,898		Banca IFIS S.p.A.	41
28,543		Banca Intermobiliare S.p.A.	145
6,066,663		Banca Intesa S.p.A.	33,364
260,607		Banca Intesa S.p.A.	1,243
6,978,291	e	Banca Monte dei Paschi di Siena S.p.A.	17,368
31,437	e	Banca Popolare dell'Etruria e del Lazio	247
5,859		Banca Popolare di Intra Scrl	120
161,911	e	Banca Popolare di Milano	1,376
19,537		Banca Profilo S.p.A.	27
44,820	e	Bancfirst Corp	2,166
196,754	e	Banche Popolari Unite Scpa	4,310
5,610,339		Banco Bilbao Vizcaya Argentaria S.A.	90,723
1,371,762	e	Banco BPI S.A.	4,266
657,322	e	Banco Comercial Portugues S.A.	1,075
34,449		Banco de Credito e Inversiones	873
3,647,700		Banco de Oro Universal Bank	3,033
222,722	e	Banco de Sabadell S.A.	1,731
25,957		Banco di Desio e della Brianza S.p.A.	178
336,600		Banco do Brasil S.A.	4,024
61,493	e	Banco Espirito Santo S.A.	762
185,757	e	Banco Latinoamericano de Exportaciones S.A. (Class E)	2,679
28,400	e	Banco Macro S.A. (ADR) (Class B)	525
83,079	e	Banco Pastor S.A.	716
172,536	e	Banco Popolare Scarl	2,680
1,092,526	e	Banco Popular Espanol S.A.	13,014
19,969,551		Banco Santander Central Hispano S.A.	299,430
59,203,068		Banco Santander Chile S.A.	2,357
15,857		BanColombia S.A.	113
377,391		BanColombia S.A. (ADR)	10,737
304,659	e	Bancorpsouth, Inc	8,570
90,533	e	BancTrust Financial Group, Inc	1,188
90,500		Bangkok Bank PCL	276
1,130,100		Bangkok Bank PCL	3,462
149,182	e	Banif SGPS S.A.	354
16,386	*	Bank BPH S.A.	476
824,063		Bank Hapoalim Ltd	2,439
1,132,425		Bank Leumi Le-Israel	3,853

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
280,903		Bank Millennium S.A.	$744
304,315		Bank Mutual Corp	3,454
24,537,386		Bank of America Corp	858,809
22,975		Bank of Attica	103
1,679,400		Bank of Ayudhya PCL	817
3,589,658		Bank of Ayudhya PCL	1,792
27,326,000	e	Bank of China Ltd	10,590
5,767,022	e	Bank of Communications Co Ltd	5,252
4,062,624	e	Bank of East Asia Ltd	12,788
296,697	e	Bank of Hawaii Corp	15,858
10,400	e	Bank of Ikeda Ltd	416
3,417,902		Bank of Ireland	19,055
6,400	e	Bank of Iwate Ltd	381
1,541,384	e	Bank of Kyoto Ltd	15,732
827,797	e	Bank of Montreal	35,741
68,000	e	Bank of Nagoya Ltd	375
8,760,478		Bank of New York Mellon Corp	285,416
1,856,388	e	Bank of Nova Scotia	83,727
57,600		Bank of Okinawa Ltd	2,028
82,282	e	Bank of Queensland Ltd	881
133,000		Bank of Saga Ltd	385
63,722	e	Bank of the Ozarks, Inc	1,720
1,020,480		Bank of the Philippine Islands	1,008
272,500	e	Bank of the Ryukyus Ltd	2,312
1,788,679	e	Bank of Yokohama Ltd	8,860
5,163,000		Bank Rakyat Indonesia	2,917
22,525		Bank Sarasin & Compagnie AG.	863
20,088		Bank Zachodni WBK S.A.	1,294
534		BankAtlantic Bancorp Inc (Class A)	4
153,689	e	BankFinancial Corp	2,256
61,872	e	Bankinter S.A.	778
69,009	e	Banner Corp	829
2,037		Banque Cantonale Vaudoise	609
40,142		Banque Marocaine du Commerce Exterieur	1,458
15,527,538		Barclays plc	92,256
2,727	e	Basler Kantonalbank	281
2,623,776	e	BB&T Corp	99,179
17,900	e	BBVA Banco Frances S.A. (ADR)	85
343,522	e	Bendigo Bank Ltd	3,279
172,197	e*	Beneficial Mutual Bancorp, Inc	2,178
49,876	e	Berkshire Hills Bancorp, Inc	1,596
24,073		BinckBank NV	187
1,852,088	e	BNP Paribas	176,796
4,374,767	e	BOC Hong Kong Holdings Ltd	7,821
81,601	e	BOK Financial Corp	3,950
268,921	e	Boston Private Financial Holdings, Inc	2,350
7,906	*	BRE Bank S.A.	1,043
313,137		Brookline Bancorp, Inc	4,005
4,394	e	Brooklyn Federal Bancorp, Inc	65
34,663	e	Bryn Mawr Bank Corp	762
2,382,948		Bumiputra-Commerce Holdings BHD	5,331
40,592	e	Camden National Corp	1,419
619,795	e	Canadian Imperial Bank of Commerce/Canada	35,572

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
24,976	e	Canadian Western Bank	$467
65,625	e	Capital City Bank Group, Inc	2,057
84,639	e	Capitol Bancorp Ltd	1,650
82,329		Capitol Federal Financial	3,650
131,372	e	Cardinal Financial Corp	1,061
170,469	e	Cascade Bancorp	1,515
33,398	e	Cass Information Systems, Inc	1,197
7,362,666		Cathay Financial Holding Co Ltd	10,167
296,882	e	Cathay General Bancorp	7,066
47,897	e	Centerstate Banks of Florida, Inc	856
166,777	e	Central Pacific Financial Corp	2,804
3,350,000		Chang Hwa Commercial Bank	1,710
127,365	e	Chemical Financial Corp	3,966
1,827,820	e	Chiba Bank Ltd	9,583
14,800	*	Chiba Kogyo Bank Ltd	169
6,148,000	e	China Citic Bank	2,764
33,958,545	e	China Construction Bank	22,659
7,994,449		China Development Financial Holding Corp	2,424
2,631,623	e	China Merchants Bank Co Ltd	6,355
8,010,657		Chinatrust Financial Holding Co	4,396
45,000		Chong Hing Bank Ltd	81
96,000	e	Chugoku Bank Ltd	1,340
50,000		Chukyo Bank Ltd	137
490,000		CITIC International Financial Holdings Ltd	324
34,979,640		Citigroup, Inc	717,432
46,907	e	Citizens & Northern Corp	1,011
512,707	e	Citizens Republic Bancorp, Inc	1,579
83,275	e	City Bank	1,299
94,248	e	City Holding Co	3,982
171,229	e	City National Corp	9,298
71,529	e	Clifton Savings Bancorp, Inc	858
95,909	e	CoBiz, Inc	1,152
1,121,071	e	Colonial Bancgroup, Inc	8,812
106,945	e	Columbia Banking System, Inc	1,896
14,699		Comdirect Bank AG.	109
801,747	e	Comerica, Inc	26,289
237,626	e	Commerce Bancshares, Inc	11,026
192,997		Commercial International Bank	1,399
748,884	e	Commerzbank AG.	11,101
1,547,184	e	Commonwealth Bank of Australia	54,528
195,062	e	Community Bank System, Inc	4,906
84,848	e	Community Trust Bancorp, Inc	2,919
32,255,226		CorpBanca S.A.	154
196,132	e	Corus Bankshares, Inc	794
60,663		Credicorp Ltd	3,606
29,201		Credit Agricole Egypt SAE	72
544,662	e	Credit Agricole S.A.	10,490
57,235		Credito Artigiano S.p.A.	184
35,263	e	Credito Emiliano S.p.A.	302
318,808		Cullen/Frost Bankers, Inc	19,128
420,158	e	CVB Financial Corp	5,840
123,210		Daegu Bank	1,100
116,400	e	Dah Sing Banking Group Ltd	121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
52,000	e	Dah Sing Financial Holdings Ltd	$220
228,000		Daishi Bank Ltd	900
127,958	e	Danske Bank AS	3,081
15,298		Datacash Group plc	79
569,570		DBS Group Holdings Ltd	6,788
497,268		Deutsche Bank AG.	35,573
1,467,378	e	Dexia	16,029
139,587	e	Dime Community Bancshares	2,125
199,831	e	DNB NOR Holding ASA	1,550
126,942	e*	Dollar Financial Corp	1,954
52,264	e	Downey Financial Corp	146
2,306,408		E.Sun Financial Holding Co Ltd	623
370,667	e	East West Bancorp, Inc	5,078
82,605		EFG Eurobank Ergasias S.A.	1,506
38,552	e	EFG International	1,113
59,000		Ehime Bank Ltd	165
64,000		Eighteenth Bank Ltd	168
17,049	*	Emporiki Bank S.A.	223
33,775	e*	Encore Bancshares, Inc	608
50,485	e	Enterprise Financial Services Corp	1,139
2,185,300		EON Capital BHD	2,668
415,036	e	Erste Bank der Oesterreichischen Sparkassen AG.	20,662
99,261	e	ESSA Bancorp, Inc	1,380
270,475	e*	Euronet Worldwide, Inc	4,525
32,105	e	Farmers Capital Bank Corp	867
2,055,978	e	Fifth Third Bancorp	24,466
51,608	e	Financial Institutions, Inc	1,033
4,960		Fionia Bank AS	75
73,208	e	First Bancorp	1,252
428,621	e	First Bancorp	4,741
45,991	e	First Bancorp, Inc	901
134,591	e	First Busey Corp (Class A)	2,467
27,190		First Citizens Bancshares, Inc (Class A)	4,867
443,882	e	First Commonwealth Financial Corp	5,979
54,584	e	First Community Bancshares, Inc	2,048
223,018	e	First Financial Bancorp	3,256
106,126	e	First Financial Bankshares, Inc	5,506
68,043	e	First Financial Corp	3,197
87,949	e	First Financial Holdings, Inc	2,303
126,575		First Financial Northwest, Inc	1,306
3,624,692	e	First Horizon National Corp	33,927
109,620	e	First Merchants Corp	2,499
278,855	e	First Midwest Bancorp, Inc	6,759
623,320		First Niagara Financial Group, Inc	9,817
127,728	e	First Place Financial Corp	1,641
44,347	e	First South Bancorp, Inc	766
1,017		First State Bancorporation	5
77,342	e*	FirstFed Financial Corp	606
473,472	e	FirstMerit Corp	9,943
2,866,259		FirstRand Ltd	5,902
314,435	e	Flagstar Bancorp, Inc	937
123,377	e	Flushing Financial Corp	2,159
480,629	e	FNB Corp	7,680

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,750		Forstaedernes Bank AS	$149
2,379,809		Fortis	14,702
8,016	e*	Fox Chase Bancorp, Inc	94
242,628	e	Frontier Financial Corp	3,258
218,000	e	Fubon Bank Hong Kong Ltd	86
4,939,818		Fubon Financial Holding Co Ltd	3,575
14,923,587		Fuhwa Financial Holdings Co Ltd	8,259
86,000	e	Fukui Bank Ltd	248
1,007,647		Fukuoka Financial Group, Inc	3,708
85,000		Fukushima Bank Ltd	60
758,790	e	Fulton Financial Corp	8,278
20,784	*	Geniki Bank	83
320,717	e	Glacier Bancorp, Inc	7,944
622	e	Great Southern Bancorp, Inc	8
32,570		Greek Postal Savings Bank	337
57,473	e	Greene County Bancshares, Inc	1,351
1,272,803	e	Grupo Financiero Banorte S.A. de C.V.	4,064
26,600	e*	Grupo Financiero Galicia S.A. (ADR) (Class B)	124
959,000		Grupo Financiero Inbursa S.A.	3,294
366,001	e*	Guaranty Bancorp	2,233
582,090	e	Gunma Bank Ltd	3,319
296,500	e	Hachijuni Bank Ltd	1,573
144,967	e	Hancock Holding Co	7,393
1,079,969	e	Hang Seng Bank Ltd	20,416
222,039	e	Hanmi Financial Corp	1,121
182,041	e	Harleysville National Corp	3,091
264,755		HDFC Bank Ltd	6,961
78,062	e	Heartland Financial USA, Inc	1,956
60,550	e	Heritage Commerce Corp	922
54,000		Higashi-Nippon Bank Ltd	147
80,000		Higo Bank Ltd	460
325,300		Hiroshima Bank Ltd	1,205
115,000	e	Hokkoku Bank Ltd	434
182,000	e	Hokuetsu Bank Ltd	376
2,655,300		Hokuhoku Financial Group, Inc	5,926
81,998	e	Home Bancshares, Inc	2,121
12,939		Home Capital Group Inc	383
10,218		Home Federal Bancorp, Inc	130
401,400		Hong Leong Bank BHD	659
332,300		Hong Leong Credit BHD	427
726	e	Horizon Financial Corp	7
7,350		HQ AB	86
13,385,677		HSBC Holdings plc	216,557
3,669,440		Hua Nan Financial Holdings Co Ltd	2,282
3,408,172	e	Hudson City Bancorp, Inc	62,881
1,512,202	e	Huntington Bancshares, Inc	12,082
103,000		Hyakugo Bank Ltd	584
178,000		Hyakujushi Bank Ltd	997
73,160	e	IBERIABANK Corp	3,867
693,689	e	ICICI Bank Ltd (ADR)	16,316
100,317	e	Independent Bank Corp	3,127
1,303	e	Independent Bank Corp	8
41,567,000	e	Industrial & Commercial Bank of China	25,123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
191,710		Industrial Bank Of Korea	$2,319
25,667	b,e	IndyMac Bancorp, Inc	4
2,095,359		ING Groep NV	44,920
109,777	e	Integra Bank Corp	876
315,749	e	International Bancshares Corp	8,525
280,569		Investec Ltd	1,642
1,039,464		Investec plc	5,680
265,786	*	Investors Bancorp, Inc	4,000
374,132		Israel Discount Bank Ltd	547
143,000	e	Iyo Bank Ltd	1,559
991,826	e	Joyo Bank Ltd	4,515
21,669,816		JPMorgan Chase & Co	1,011,980
690,265		Julius Baer Holding AG.	34,327
132,000	e	Juroku Bank Ltd	505
14,853	e*	Jyske Bank	748
27,000		Kagawa Bank Ltd	127
76,000		Kagoshima Bank Ltd	522
80,000	e	Kansai Urban Banking Corp	123
22,100		Kanto Tsukuba Bank Ltd	100
7,537		KAS Bank NV	161
108,200		Kasikornbank PCL	202
2,375,768		Kasikornbank PCL	4,500
577,700		Kasikornbank PCL	1,076
120,496	e	Kearny Financial Corp	1,475
171,000		Keiyo Bank Ltd	822
2,013,388	e	Keycorp	24,040
537,000		Kiyo Holdings, Inc	775
91,367		Komercni Banka A.S.	20,644
323,311	m	Kookmin Bank	14,447
250,872		Korea Exchange Bank	2,330
118,174		Kotak Mahindra Bank Ltd	1,422
2,021,300		Krung Thai Bank PCL	397
114,939	e	Lakeland Bancorp, Inc	1,344
79,247	e	Lakeland Financial Corp	1,740
3,847		Liechtenstein Landesbank	254
5,536,546		Lloyds TSB Group plc	22,247
297,874	e	M&T Bank Corp	26,585
937	e	Macatawa Bank Corp	7
118,108	e	MainSource Financial Group, Inc	2,315
2,062,750	m	Malayan Banking BHD	4,103
947,897	e	Marshall & Ilsley Corp	19,100
184,230	e	MB Financial, Inc	6,092
228,905		MCB Bank Ltd	690
137,595	e	Mediobanca S.p.A.	1,868
51,138	e*	Meridian Interstate Bancorp, Inc	522
345,082	e*	Metavante Technologies, Inc	6,646
439,700		Metropolitan Bank & Trust	320
65,000		Michinoku Bank Ltd	138
96,192	e	Midwest Banc Holdings, Inc	385
42,000	e	Mie Bank Ltd	171
77,000		Minato Bank Ltd	108
16,446,517	e	Mitsubishi UFJ Financial Group, Inc	143,418
3,197,800		Mitsui Trust Holdings, Inc	17,264

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
49,000		Miyazaki Bank Ltd	$147
81,372		Mizrahi Tefahot Bank Ltd	507
19,567		Mizuho Financial Group, Inc	85,569
1,659,000	e	Mizuho Trust & Banking Co Ltd	2,276
13,800	e	Musashino Bank Ltd	400
116,000	e	Nanto Bank Ltd	614
122,714	e	Nara Bancorp, Inc	1,374
19,311	e	NASB Financial, Inc	627
1,649,252	e	National Australia Bank Ltd	33,286
224,910		National Bank Of Canada	10,281
786,357		National Bank of Greece S.A.	31,867
129,247	m	National Bank Of Pakistan	154
3,217,492	e	National City Corp	5,631
452,452	e	National Penn Bancshares, Inc	6,606
2,143,902	e	Natixis	7,179
202,363	e	NBT Bancorp, Inc	6,055
216,514		Nedbank Group Ltd	2,741
269,351	e*	Net 1 UEPS Technologies, Inc	6,015
1,302,029	e	New York Community Bancorp, Inc	21,861
621,851	e	NewAlliance Bancshares, Inc	9,346
518,693		Nishi-Nippon City Bank Ltd	1,295
89,510	*	Nordea Bank AB	1,088
3,090,731		Nordea Bank AB	36,900
22,377	m,v*	Northern Rock plc	36
1,474,456		Northern Trust Corp	106,456
102,641	*	Northfield Bancorp, Inc	1,243
95,575	e	Northwest Bancorp, Inc	2,632
47,051	e	OceanFirst Financial Corp	853
174,000		Ogaki Kyoritsu Bank Ltd	928
51,000		Oita Bank Ltd	269
428,488		OKO Bank (Class A)	6,244
401,061	e	Old National Bancorp	8,029
74,213	e	Old Second Bancorp, Inc	1,374
133,221		Oriental Financial Group, Inc	2,379
65,496	e*	Oritani Financial Corp	1,104
275,822		OTP Bank Rt	9,982
1,823,237		Oversea-Chinese Banking Corp	9,206
260,807	e	Pacific Capital Bancorp	5,307
53,483	e	Pacific Continental Corp	783
142,090	e	PacWest Bancorp	4,062
60,420	e	Park National Corp	4,713
23,957		PayPoint plc	228
43,855	e	Peapack Gladstone Financial Corp	1,469
25,992	e*	Pennsylvania Commerce Bancorp, Inc	775
75,996	e	Peoples Bancorp, Inc	1,654
2,320,953	e	People's United Financial, Inc	44,678
1,316	e	PFF Bancorp, Inc	2
71,369	e	Piccolo Credito Valtellinese Scarl	595
123,610	e*	Pinnacle Financial Partners, Inc	3,807
85,248		Piraeus Bank S.A.	1,775
2,148,255		PNC Financial Services Group, Inc	160,475
1,179,440		Popular, Inc	9,778
522,769		Powszechna Kasa Oszczednosci Bank Polski S.A.	9,581

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
495	e	Preferred Bank	$6
105,536	e	Premierwest Bancorp	852
102,482	e	PrivateBancorp, Inc	4,269
224,589	e	Prosperity Bancshares, Inc	7,634
198,988	e	Provident Bankshares Corp	1,932
369,503	e	Provident Financial Services, Inc	6,100
260,294	e	Provident New York Bancorp	3,441
11,186,000		PT Bank Central Asia Tbk	3,684
1,538,000		PT Bank Danamon Indonesia Tbk	784
16,798,500	v	PT Bank Internasional Indonesia Tbk	552
8,253,500		PT Bank Mandiri Persero Tbk	2,288
948,300		Public Bank BHD	2,758
150,020		Pusan Bank	1,355
102,457	e	Raiffeisen International Bank Holding AG.	7,400
2,626,768	e	Regions Financial Corp	25,217
109,570	e	Renasant Corp	2,379
69,565	e	Republic Bancorp, Inc (Class A)	2,109
5,901	e	Resona Holdings, Inc	7,961
664,600		RHB Capital BHD	778
3,140		Ringkjoebing Landbobank AS	347
49,361	e	Rockville Financial, Inc	777
53,815	e	Roma Financial Corp	794
5,200	m,v	Roskilde Bank	6
135,601		Royal Bank of Canada	6,512
2,242,813	e	Royal Bank of Canada	106,424
52,277,744		Royal Bank of Scotland Group plc	168,644
411,144		Royal Bank of Scotland Group plc	1,318
142,835	e	S&T Bancorp, Inc	5,261
75,326	e	S.Y. Bancorp, Inc	2,306
90,558	e	Sandy Spring Bancorp, Inc	2,001
68,000		San-In Godo Bank Ltd	527
41,900	e	Santander BanCorp	453
671		Sapporo Hokuyo Holdings, Inc	3,359
75,360	e	Sberbank (GDR)	20,218
54,250	e	SCBT Financial Corp	2,040
74,524	e	Seacoast Banking Corp of Florida	800
123,000	e	Shiga Bank Ltd	781
73,000		Shikoku Bank Ltd	232
3,200		Shimizu Bank Ltd	126
3,529,212		Shin Kong Financial Holding Co Ltd	1,219
2,459,010	e	Shinsei Bank Ltd	7,563
1,281,200	e	Shizuoka Bank Ltd	12,614
46,000		Shonai Bank Ltd	102
43,960	e	Shore Bancshares, Inc	1,130
1,738,200	v	Siam Commercial Bank PCL	3,571
37,923	e	Sierra Bancorp	791
165,237	*	Signature Bank	5,763
98,518	e	Simmons First National Corp (Class A)	3,507
7,140,947		SinoPac Financial Holdings Co Ltd	1,995
131,527		Skandinaviska Enskilda Banken AB (Class A)	2,051
51,582	e	Smithtown Bancorp, Inc	1,161
1,642,974	e	Societe Generale	147,588
451,761	e	South Financial Group, Inc	3,311

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
89,851	e	Southside Bancshares, Inc	$2,264
90,580	e	Southwest Bancorp, Inc	1,601
2,271,232	e	Sovereign Bancorp, Inc	8,971
19,000	e	Sparebanken Midt-Norge	125
6,300		Sparebanken Nord-Norge	67
1,044		St Galler Kantonalbank	432
268,429		St George Bank Ltd	6,336
1,134,740		Standard Bank Group Ltd	13,043
1,313,948		Standard Chartered plc	32,330
71,409	e	State Bancorp, Inc	1,064
41,122		State Bank of India Ltd	1,301
14,900		State Bank of India Ltd (GDR)	900
3,067,232		State Street Corp	174,464
116,464	e	StellarOne Corp	2,407
104,718	e	Sterling Bancorp	1,514
427,539	e	Sterling Bancshares, Inc	4,468
306,428	e	Sterling Financial Corp	4,443
62,081	e	Suffolk Bancorp	2,447
12,333	e	Sumitomo Mitsui Financial Group, Inc	77,324
1,604,658		Sumitomo Trust & Banking Co Ltd	10,691
97,424	e*	Sun Bancorp, Inc	1,320
914,028	e	Suncorp-Metway Ltd	6,947
2,290,143	e	SunTrust Banks, Inc	103,034
466	e*	Superior Bancorp	4
616,837	e	Suruga Bank Ltd	7,180
468,141	e	Susquehanna Bancshares, Inc	9,138
191,639	e*	SVB Financial Group	11,100
127,686		Svenska Handelsbanken (A Shares)	2,860
164,193	e	Swedbank AB (A Shares)	2,147
16,883		Sydbank AS	506
1,427,598	e	Synovus Financial Corp	14,776
2,512,000	*	Taiwan Business Bank	619
4,119,121	e	TCF Financial Corp	74,144
110,932	e*	Texas Capital Bancshares, Inc	2,303
400,246	e	TFS Financial Corp	5,011
1,101	e	TierOne Corp	6
19,691,100	v*	TMB Bank PCL	589
76,000		Tochigi Bank Ltd	405
74,000		Toho Bank Ltd	288
29,000		Tokushima Bank Ltd	107
13,300	e	Tokyo Tomin Bank Ltd	219
31,081	e	Tompkins Trustco, Inc	1,570
1,472,502	e	Toronto-Dominion Bank	88,661
87,000	*	Towa Bank Ltd	76
108,243	e	TowneBank	2,381
71,607	e	Trico Bancshares	1,542
399,822	e	Trustco Bank Corp NY	4,682
275,347	e	Trustmark Corp	5,711
2,192,652		Turkiye Garanti Bankasi AS	5,189
277,532		Turkiye Halk Bankasi AS	1,237
1,095,047		Turkiye Is Bankasi (Series C)	4,541
652,151		Turkiye Vakiflar Bankasi Tao	1,067
12,580,584	*	UBS A.G.	215,033

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
712,839	*	UBS AG.	$12,503
636,485	e	UCBH Holdings, Inc	4,080
188,268	e	UMB Financial Corp	9,888
347,459	e	Umpqua Holdings Corp	5,111
1,094,984		Unibanco - Uniao de Bancos Brasileiros S.A.	11,192
44,469,569		UniCredito Italiano S.p.A	166,287
83,082	e	Union Bankshares Corp	1,994
251,412	m	United Bank Ltd	219
217,013	e	United Bankshares, Inc	7,595
233,120	e	United Community Banks, Inc	3,091
179,528	e	United Community Financial Corp	898
104,415	e	United Financial Bancorp, Inc	1,551
1,535,258		United Overseas Bank Ltd	18,354
39,111	e	United Security Bancshares	640
67,653	e	Univest Corp of Pennsylvania	2,503
10,773,603	e	US Bancorp	388,065
189,557		UTI Bank Ltd	2,960
997,239	e	Valley National Bancorp	20,902
2,981		Verwalt & Privat-Bank AG.	481
3,425		Vestjysk Bank AS	103
60,129		ViewPoint Financial Group	1,052
1,080	e*	Virginia Commerce Bancorp	7
12,924		Vontobel Holding AG.	415
784,100	e	VTB Bank OJSC (GDR)	3,226
807,297	e,v	W Holding Co, Inc	380
10,798,636	e	Wachovia Corp	37,795
314,296	e	Washington Federal, Inc	5,799
81,637	e	Washington Trust Bancorp, Inc	2,172
56,954		Waterland Financial Holdings	12
55,788	e*	Waterstone Financial, Inc	545
404,470	e	Webster Financial Corp	10,213
19,755,362	e	Wells Fargo & Co	741,419
141,015	e	WesBanco, Inc	3,754
89,394	e	West Bancorporation, Inc	1,165
94,006	e	West Coast Bancorp	1,378
166,157	e	Westamerica Bancorporation	9,559
108,900	e*	Western Alliance Bancorp	1,684
4,946,430		Western Union Co	122,029
180,777	e	Westfield Financial, Inc	1,862
2,101,782	e	Westpac Banking Corp	37,253
238,958	e	Whitney Holding Corp	5,795
245,813	e	Wilmington Trust Corp	7,087
121,954	e	Wilshire Bancorp, Inc	1,484
128,627		Wing Hang Bank Ltd	988
45,500		Wing Lung Bank	910
147,668	e	Wintrust Financial Corp	4,334
229,230		Woori Finance Holdings Co Ltd	2,354
39,819	e	WSFS Financial Corp	2,389
62		Yachiyo Bank Ltd	136
62,004	e	Yadkin Valley Financial Corp	1,052
57,000		Yamagata Bank Ltd	321
770,000		Yamaguchi Financial Group, Inc	9,397
55,000		Yamanashi Chuo Bank Ltd	273

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
782,303	*	Yapi ve Kredi Bankasi	$1,642
547,477	e	Zions Bancorporation	21,187
		TOTAL DEPOSITORY INSTITUTIONS	9,538,092

EATING AND DRINKING PLACES - 0.89%
201,103	*	AFC Enterprises	1,460
2,403,000		Ajisen China Holdings Ltd	1,403
25,915	e	Autogrill S.p.A.	294
85,678	e*	BJ's Restaurants, Inc	1,023
173,305	e	Bob Evans Farms, Inc	4,730
389,163	e	Brinker International, Inc	6,962
85,979	e*	Buffalo Wild Wings, Inc	3,460
604,444	e	Burger King Holdings, Inc	14,845
126,000		Cafe de Coral Holdings Ltd	220
141,104	e*	California Pizza Kitchen, Inc	1,816
120,679	e	CBRL Group, Inc	3,174
160,567	e*	CEC Entertainment, Inc	5,331
350,994	e*	Cheesecake Factory	5,132
124,919	e*	Chipotle Mexican Grill, Inc (Class A)	6,932
392	*	Chipotle Mexican Grill, Inc (Class B)	18
271,512	e	CKE Restaurants, Inc	2,878
2,100		Coco's Japan Co Ltd	41
21,470,862		Compass Group plc	133,163
3,771,765		Darden Restaurants, Inc	107,986
759,962	e*	Denny's Corp	1,961
93,905	e	DineEquity, Inc	1,583
218,732	e*	Domino's Pizza, Inc	2,655
23,410	e*	Einstein Noah Restaurant Group, Inc	236
1,132,307		Enterprise Inns plc	3,656
77,178		Greene King plc	635
2,700		Ichibanya Co Ltd	55
321,352	e*	Jack in the Box, Inc	6,781
330,100		Jollibee Foods Corp	358
4,350	e	Kappa Create Co Ltd	84
3,000		Kentucky Fried Chicken Japan Ltd	47
7,500	e	Kisoji Co Ltd	145
552,731	e*	Krispy Kreme Doughnuts, Inc	1,824
66,376	e	Landry's Restaurants, Inc	1,032
110,957	e*	Luby's, Inc	892
216,780		Marston's plc	612
6,071,341		McDonald's Corp	374,602
29,100		McDonald's Holdings Co Japan Ltd	398
106,908		Mitchells & Butlers plc	424
10,700	e	MOS Food Services, Inc	120
141,621	e	O'Charleys, Inc	1,239
117,159		Onex Corp	3,024
175,175	e*	Papa John's International, Inc	4,758
124,194	e*	PF Chang's China Bistro, Inc	2,924
16,900	e	Plenus Co Ltd	209
167,696		Punch Taverns plc	410
87,916	e*	Red Robin Gourmet Burgers, Inc	2,356
81,863		Restaurant Group plc	183
30,802	e*	Rick's Cabaret International, Inc	303

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
10,200	e	Royal Holdings Co Ltd	$91
266,364	e*	Ruby Tuesday, Inc	1,542
91,608	e*	Ruth's Chris Steak House, Inc	360
21,700	e	Saizeriya Co Ltd	237
25,649		Sodexho Alliance S.A.	1,514
312,857	e*	Sonic Corp	4,558
2,800	e	St Marc Holdings Co Ltd	87
119		Starbucks Coffee Japan Ltd	44
3,166,130	e*	Starbucks Corp	47,080
168,452	e*	Steak N Shake Co	1,462
169,000		Tao Heung Holdings Ltd	37
290,103	e*	Texas Roadhouse, Inc (Class A)	2,608
747,269	e	Tim Hortons, Inc	22,142
690,000	*	Vongroup Ltd	11
8,700		WATAMI Co Ltd	140
1,751,390	e	Wendy's/Arby's Group, Inc (Class A)	9,212
47,153		Wetherspoon (J.D.) plc	198
50,038		Whitbread plc	947
193	e	Yoshinoya D&C Co Ltd	191
2,776,585		Yum! Brands, Inc	90,544
28,600	e	Zensho Co Ltd	127
		TOTAL EATING AND DRINKING PLACES	897,506

EDUCATIONAL SERVICES - 0.11%
61,159	e*	American Public Education, Inc	2,953
688,416	e*	Apollo Group, Inc (Class A)	40,823
73,817		Benesse Corp	3,015
20,634		BPP Holdings plc	167
368,497		CAE, Inc	2,943
378,585	e*	Career Education Corp	6,190
505,791	e*	Corinthian Colleges, Inc	7,587
266,532		DeVry, Inc	13,204
170,198	e*	ITT Educational Services, Inc	13,771
31,519	e*	K12, Inc	835
46,609	*	Learning Tree International, Inc	580
16,858	e*	Lincoln Educational Services Corp	223
70,305	e*	Princeton Review, Inc	562
529,000		Raffles Education Corp Ltd	267
61,043	e	Strayer Education, Inc	12,224
113,571	e*	Universal Technical Institute, Inc	1,938
82,735		UP, Inc	450
335,000		YBM Sisa.com, Inc	2,242
		TOTAL EDUCATIONAL SERVICES	109,974

ELECTRIC, GAS, AND SANITARY SERVICES - 4.25%
1,478,350	e	A2A S.p.A.	3,772
67,602		ACEA S.p.A.	968
16,606		AcegasAps S.p.A.	121
17,014		Actelios S.p.A.	127
3,936,676	*	AES Corp	46,020
479,317		AGL Energy Ltd	5,286
275,958		AGL Resources, Inc	8,660
15,031		Algonquin Power Income Fund	79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
821,435		Allegheny Energy, Inc	$30,204
134,256		Allete, Inc	5,974
396,449	e	Alliant Energy Corp	12,770
7,449,875	*	Allied Waste Industries, Inc	82,768
755,977	e	Ameren Corp	29,506
101,816		American Ecology Corp	2,817
2,593,339		American Electric Power Co, Inc	96,031
85,929	e	American States Water Co	3,308
514,925	e	American Water Works Co, Inc	11,071
482,910		Aqua America, Inc	8,586
97,782		Ascopiave S.p.A.	191
16,948		Atco Ltd	615
336,745		Atmos Energy Corp	8,964
6,758,377		AU Optronics Corp	7,644
306,694		Avista Corp	6,658
265,785	e	Babcock & Brown Power	28
462,816	e*	Beacon Power Corp	671
10,786		BFI Canada Income Fund	168
206,324	e	Black Hills Corp	6,410
8,577		Boralex Inc	69
9,242		Boralex Power Income Fund	36
1,254,323		British Energy Group plc	17,045
99,819	e	California Water Service Group	3,843
1,474,852	e*	Calpine Corp	19,173
23,618	e	Caltex Australia Ltd	234
56,447	*	Canadian Hydro Developers, Inc	219
144,865		Canadian Utilities Ltd	5,166
148,879	e*	Casella Waste Systems, Inc (Class A)	1,748
2,063,044		Centerpoint Energy, Inc	30,059
73,771	e	Central Vermont Public Service Corp	1,729
6,771,157		Centrica plc	38,100
22,147	*	Ceres Power Holdings plc	65
207,873		CEZ	12,915
92,382	e	CH Energy Group, Inc	4,025
45,462	e	Chesapeake Utilities Corp	1,510
1,473,000		China Resources Power Holdings Co	3,218
1,540,000	*	China Solar Energy Holdings Ltd	21
6,353,848	e*	China Water Affairs Group Ltd	1,106
1,282,407	e	Chubu Electric Power Co, Inc	30,217
499,843	e	Chugoku Electric Power Co, Inc	10,248
286,254	e	CIR-Compagnie Industriali Riunite S.p.A.	496
114,477	e*	Clean Energy Fuels Corp	1,620
128,583	e*	Clean Harbors, Inc	8,686
335,984	e	Cleco Corp	8,484
2,032,086		CLP Holdings Ltd	16,392
2,472,751	e	CMS Energy Corp	30,835
6,099,737	*	Colbun S.A.	1,171
97,595		Companhia de Saneamento Basico do Estado de Sao Paulo	1,351
45,289	e	Connecticut Water Service, Inc	1,311
1,215,498	e	Consolidated Edison, Inc	52,218

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
78,183	e	Consolidated Water Co, Inc	$1,331
2,210,781	e	Constellation Energy Group, Inc	53,722
1,244,651		Contact Energy Ltd	6,589
785,388	e*	Covanta Holding Corp	18,802
99,500		CPFL Energia S.A.	1,856
208,999	e	Crosstex Energy, Inc	5,219
490,036		Dogan Sirketler Grubu Holdings	568
2,113,231		Dominion Resources, Inc	90,404
408,735	e	DPL, Inc	10,137
1,330,655		Drax Group plc	17,917
804,850		DTE Energy Co	32,291
1,471,810		DUET Group	3,079
6,419,747		Duke Energy Corp	111,896
2,086,639	e*	Dynegy, Inc (Class A)	7,470
4,018,288		E.ON AG.	202,268
6,459	e	EDF Energies Nouvelles S.A.	322
2,008,448		Edison International	80,137
51,592		EDP - Energias do Brasil S.A.	646
2,687,751	e	El Paso Corp	34,296
275,352	*	El Paso Electric Co	5,782
294,685		Electric Power Development Co	9,516
540,654	e	Electricite de France	39,097
39,257	*	ElSwedy Cables Holding Co	718
11,602	e	Emera Inc	231
187,606	e	Empire District Electric Co	4,005
3,002,155		Empresa Nacional de Electricidad S.A.	4,451
131,480	e	Enagas	2,835
672,546	e	Enbridge, Inc	24,886
7,099,811		Enel S.p.A.	59,267
490,269	e	Energen Corp	22,199
1,413,530	e	Energias de Portugal S.A.	5,932
1,139,374	e	Energy Developments Ltd	2,273
20,343	e	Energy Savings Income Fund	253
238,338	e*	Energy World Corp Ltd	121
173,539	e	EnergySolutions, Inc	1,735
39,214	e	EnergySouth, Inc	2,409
55,839	e*	EnerNOC, Inc	577
12,518,566		Enersis S.A.	4,057
11,356	*	EnerTAD S.p.A.	30
26,854		Enia S.p.A.	252
214,358		Enka Insaat ve Sanayi AS	1,448
768,017		Entergy Corp	68,361
514,317		Envestra Ltd	271
4,536,276		Exelon Corp	284,062
17,291		Fersa Energias Renovables S.A.	76
2,219,644		First Philippine Holdings Corp	953
1,950,484		FirstEnergy Corp	130,663
310,830	e	Fortis Inc	7,021
710,763		Fortum Oyj	23,853
2,658,472		FPL Group, Inc	133,721
89,742	e	Gas Natural SDG S.A.	3,331
2,801,039	e	Gaz de France	145,728

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
431,900	v	Glow Energy PCL	$360
10,003		Great Lakes Hydro Income Fund	172
427,401		Great Plains Energy, Inc	9,497
15,300	*	Greentech Energy Systems	83
3,738,000		Guangdong Investments Ltd	883
6,650		Hafslund ASA (B shares)	108
139,477	e	Hastie Group Ltd	272
119,188	e	Hastings Diversified Utilities Fund	228
373,565	e	Hawaiian Electric Industries, Inc	10,874
246,369	e	Hera S.p.A.	680
293,370	e	Hokkaido Electric Power Co, Inc	6,126
410,000	e	Hokuriku Electric Power Co	9,866
3,517,649	e	Hong Kong & China Gas Ltd	8,030
2,332,532		Hong Kong Electric Holdings Ltd	14,651
4,988,000		Huadian Power International Co	1,252
2,432,000	e	Huaneng Power International, Inc	1,617
42,565		Hunting plc	468
656,984	e*	Iberdrola Renovables	2,871
8,632,275		Iberdrola S.A.	87,695
247,930	e	Idacorp, Inc	7,212
499,388	e	Integrys Energy Group, Inc	24,939
13,100	m,v	Interconexion Electrica S.A.(ADR)	1,228
1,174,942		International Power plc	7,603
112,109		Iride S.p.A.	247
276,169		ITC Holdings Corp	14,297
37	e	Japan Wind Development Co Ltd	95
52,324		Jordanian Electric Power Co	363
1,132,772	e	Kansai Electric Power Co, Inc	25,202
12,502		Keyera Facilities Income Fund	239
376,950	*	KOC Holding AS	1,140
253,567		Korea Electric Power Corp	6,381
23,901		Korea Gas Corp	1,377
434,142		Kyushu Electric Power Co, Inc	9,050
138,692	e	Laclede Group, Inc	6,725
14,537	e	Lassila & Tikanoja Oyj	287
410,850		Manila Electric Co	531
772,372	e	MDU Resources Group, Inc	22,399
125,109	e	MGE Energy, Inc	4,448
71,294	e	Middlesex Water Co	1,246
882,830	e*	Mirant Corp	16,147
2,687,374		MMC Corp BHD	1,729
529,089	e	National Fuel Gas Co	22,317
2,958,555		National Grid plc	37,553
257,655	e	New Jersey Resources Corp	9,247
8,467		Newalta Income Fund	109
269,177	e	Nicor, Inc	11,938
1,399,702		NiSource, Inc	20,660
1,016,487	e	Northeast Utilities	26,073
12,720		Northland Power Income Fund	137
248,971		Northumbrian Water Group plc	1,278
160,366	e	Northwest Natural Gas Co	8,339
212,236	e	NorthWestern Corp	5,333
1,849,476	e*	NRG Energy, Inc	45,775

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
384,526	e	NSTAR	$12,882
731,909		NTPC Ltd	2,726
281,161	e*	Ocean Power Technologies, Inc	2,348
72,766	e	Oest Elektrizitatswirts AG. (Class A)	4,478
330,970		OGE Energy Corp	10,220
7,800		Okinawa Electric Power Co, Inc	373
379,908		Oneok, Inc	13,069
109,698		Ormat Industries	1,178
93,732	e	Ormat Technologies, Inc	3,405
2,819,001		Osaka Gas Co Ltd	9,707
179,339	e	Otter Tail Corp	5,511
196,503		Pennon Group plc	2,069
922,715	e	Pepco Holdings, Inc	21,139
395,000		Petronas Gas BHD	1,143
952,991		Petronet LNG Ltd	1,089
2,251,040	e	PG&E Corp	84,301
87,857	e*	Pico Holdings, Inc	3,155
449,056		Piedmont Natural Gas Co, Inc	14,352
104,157	e*	Pike Electric Corp	1,534
363,795	e	Pinnacle West Capital Corp	12,518
453,367	e*	Plug Power, Inc	449
446,335	e	PNM Resources, Inc	4,570
4,673,000		PNOC Energy Development Corp	407
1,239,031		Polish Oil & Gas Co	1,709
376,376		Portland General Electric Co	8,905
2,588	*	Poweo	73
3,065,050	e	PPL Corp	113,468
1,371,854		Progress Energy, Inc	59,168
495,639	m,v*	Progress Energy, Inc	5
15,490,000		PT Perusahaan Gas Negara	3,510
3,788,463		Public Service Enterprise Group, Inc	124,224
469,147		Puget Energy, Inc	12,526
37,285	e	Puma AG. Rudolf Dassler Sport	10,148
1,439,101	e	Questar Corp	58,888
260		Raetia Energie AG.	97
296,200	v	Ratchaburi Electricity Generating Holding PCL	308
117,349		Red Electrica de Espana	5,976
102,311		Reliance Energy Ltd	1,759
500,827	*	Reliance Natural Resources Ltd	799
2,387,854	e*	Reliant Energy, Inc	17,551
932,734	e	Republic Services, Inc	27,963
90,911	e	Resource America, Inc (Class A)	864
563,120		RWE AG.	53,686
108,000	e	Saibu Gas Co Ltd	241
456,711		SCANA Corp	17,780
1,411,261		Scottish & Southern Energy plc	35,911
1,438	e	Seche Environnement S.A.	108
1,281,849	e	Sempra Energy	64,695
424,980		Severn Trent plc	10,312
98,607		Shanks Group plc	337
116,000	e	Shikoku Electric Power Co, Inc	2,914
17,500		Shizuoka Gas Co Ltd	64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,141,075		Sierra Pacific Resources	$10,931
65,000	*	Sino-Environment Technology Group Ltd	38
70,391	e	SJW Corp	2,110
1,525,601	e	Snam Rete Gas S.p.A.	9,220
9,127,509		Sojitz Holdings Corp	21,155
12,633	e*	Solaria Energia y Medio Ambiente S.A.	70
189,251	e	South Jersey Industries, Inc	6,756
2,751,249	e	Southern Co	103,695
419,524	e	Southern Union Co	8,663
228,156		Southwest Gas Corp	6,904
123,450	e	Southwest Water Co	1,574
472,997		SP AusNet	396
327,215	e*	Stericycle, Inc	19,276
181,081	e*	Suez Environnement S.A.	4,459
68,692		Tata Power Co Ltd	1,354
983,705	e	TECO Energy, Inc	15,474
1,535,975		Tenaga Nasional BHD	3,064
280,000	e	Toho Gas Co Ltd	1,544
847,705	e	Tohoku Electric Power Co, Inc	18,221
1,813,260	e	Tokyo Electric Power Co, Inc	44,614
2,108,231		Tokyo Gas Co Ltd	8,797
183,696		Tractebel Energia S.A.	1,998
232,319		TransAlta Corp	6,243
22,000	e	Transportadora de Gas del Sur S.A. (ADR) (Class B)	64
702,473		UGI Corp	18,110
142,807	e	UIL Holdings Corp	4,903
16,300	v*	Unified Energy System (ADR)	1,663
45,938	m,v*	Unified Energy System (GDR)	4,594
563,237	e	Union Fenosa S.A.	13,770
213,771		Unisource Energy Corp	6,240
610,787		United Utilities Group plc	7,580
8,306		Universal Energy Group Ltd	72
104,086		Vector Ltd	147
283,848	e	Vectren Corp	7,905
187,349	e	Veolia Environnement	7,708
374,726	*	Waste Connections, Inc	12,853
140,041	e*	Waste Services, Inc	1,038
1,321,437		Westar Energy, Inc	30,446
278,456	e	WGL Holdings, Inc	9,036
2,477,685	e	Williams Cos, Inc	58,597
730,028		Wisconsin Energy Corp	32,778
4,106,060	e	Xcel Energy, Inc	82,080
1,020,000		Xinao Gas Holdings Ltd	1,382
5		Zhejiang Southeast Electric Power Co (Class B)	-	^
2,706		Zhongde Waste Technology AG.	55
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,293,357

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.92%
284,000	*	AAC Acoustic Technologies Holdings, Inc	218
6,001		Aastra Technologies Ltd	74
3,603,251		ABB Ltd	69,825
45,029		ABB Ltd India	769

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
191,062	e*	Acme Packet, Inc	$1,095
146,195	*	Actel Corp	1,825
263,274	e	Acuity Brands, Inc	10,994
773,487	e*	Adaptec, Inc	2,537
428,598	e*	ADC Telecommunications, Inc	3,622
367,702	e	Adtran, Inc	7,167
220,526	e*	Advanced Analogic Technologies, Inc	1,025
220,298	e*	Advanced Battery Technologies, Inc	712
242,869	*	Advanced Energy Industries, Inc	3,322
2,221,255	e*	Advanced Micro Devices, Inc	11,662
3,821,873		Advanced Semiconductor Engineering, Inc	1,948
42,500		Aga Rangemaster Group plc	111
6,000	e	Aiphone Co Ltd	105
119,536	e*	Airvana, Inc	704
1,416,266	e*	Alcatel S.A.	5,458
16,000	e	Alpine Electronics, Inc	154
155,392	e	Alps Electric Co Ltd	1,216
1,249,610		Altera Corp	25,842
212,804	e*	American Superconductor Corp	5,016
555,127		Ametek, Inc	22,633
793,960	e*	Amkor Technology, Inc	5,058
1,057,928		Amphenol Corp (Class A)	42,465
280,194	e*	Anadigics, Inc	787
1,275,622	e	Analog Devices, Inc	33,613
241,760		Ansaldo STS S.p.A.	3,430
5,544,341	*	Apple Computer, Inc	630,170
512,936	e*	Applied Micro Circuits Corp	3,067
75,032	e	Applied Signal Technology, Inc	1,304
116,572		Arcelik AS	326
702,833	e	ARM Holdings plc	1,221
734,238	e*	Arris Group, Inc	5,676
11,848	e*	Ascent Solar Technologies, Inc	72
11,241	*	Ascom Holding AG.	94
6,807,149		Asustek Computer, Inc	13,472
317,545	e*	Atheros Communications, Inc	7,488
2,414,623	e*	Atmel Corp	8,186
161,266	*	ATMI, Inc	2,900
36,200		AU Optronics Corp (ADR)	411
5,392		Austria Technologie & Systemtechnik AG.	54
9,669		Austriamicrosystems AG.	305
93,805	*	Avanex Corp	439
4,813,506		Avermedia Technologies	3,923
13,500	e	Avex Group Holdings, Inc	120
781,258	*	Avnet, Inc	19,242
203,659	e	AVX Corp	2,075
39	e	Axell Corp	122
74,604	e*	AZZ, Inc	3,086
275,146	e	Baldor Electric Co	7,927
33,590	*	Ballard Power Systems, Inc	125
4,916	e	Bang & Olufsen AS (B Shares)	185
4,747	e	Barco NV	216
67,627	e	Bel Fuse, Inc (Class B)	1,925
503,971	*	Benchmark Electronics, Inc	7,096

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
294,007	e*	BigBand Networks, Inc	$1,085
576,705	e*	Bookham, Inc	652
3,963,983	e*	Broadcom Corp (Class A)	73,849
470,400		Byd Co Ltd	787
1,987	e*	C&D Technologies, Inc	11
10,000	e	Canon Electronics, Inc	162
858,615	e*	Capstone Turbine Corp	1,108
5,929	e	Carbone Lorraine	280
82,947	*	Celestica, Inc	519
71,117	e*	Centrotherm Photovoltaics AG.	3,902
161,086	*	Ceradyne, Inc	5,905
107,890	e*	Ceva, Inc	895
839,000	*	Chartered Semiconductor Manufacturing Ltd	225
235,411	*	Checkpoint Systems, Inc	4,430
269,511		Cheng Uei Precision Industry Co Ltd	478
4,060,920		Chi Mei Optoelectronics Corp	2,674
164,529	e*	China BAK Battery, Inc	592
11,538	e,m,v*	China Energy Savings Technology, Inc	1
141,896	e*	China Security & Surveillance Technology, Inc	1,970
107,195		Chloride Group plc	371
20,854		Chrysalis Group plc	42
7,441,000		Chunghwa Picture Tubes Ltd	1,184
411,698	e*	Ciena Corp	4,150
37,386,108	*	Cisco Systems, Inc	843,431
47,000		Clarion Co Ltd	66
17,100	e	CMK Corp	108
211,575		Compal Communications, Inc	230
127,864	e*	Comtech Telecommunications Corp	6,296
8,399	*	Conergy AG.	74
2,566	e*	Conexant Systems, Inc	10
1,110,473	e	Cooper Industries Ltd (Class A)	44,363
9,400	e	Cosel Co Ltd	83
44,022	*	CPI International, Inc	637
327,737	e*	Cree, Inc	7,466
55,063	e*	CSR plc	259
213,330	e	CTS Corp	2,726
95,421		Cubic Corp	2,346
580,700	e*	Cypress Semiconductor Corp	3,031
533,778		Daiichikosho Co Ltd	5,497
90,000	e	Dainippon Screen Manufacturing Co Ltd	291
35,000		Daiwa Industries Ltd	102
140,000		Datacraft Asia Ltd	180
2,852,000	e	Datang International Power Generation Co Ltd	1,592
31,848		De'Longhi S.p.A.	105
144,323	e*	Diodes, Inc	2,663
354,518	*	Dolby Laboratories, Inc (Class A)	12,475
181,296	e*	DSP Group, Inc	1,387
91,989	e*	DTS, Inc	2,560
25,901		E2V Technologies plc	111
830,980	e	Eaton Corp	46,684
198,527	*	EchoStar Corp (Class A)	4,785
6,114	*	EEMS Italia S.p.A.	14
8,900	e	Eizo Nanao Corp	171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
151,899	*	Electro Scientific Industries, Inc	$2,160
8,661		Elica S.p.A.	22
38,700	*	Eltek ASA	107
381,361	e*	Emcore Corp	1,884
83,749	*	EMS Technologies, Inc	1,868
255,271	e*	Energizer Holdings, Inc	20,562
235,270	e*	Energy Conversion Devices, Inc	13,704
145,938	e*	EnerSys	2,876
11,962	e*	Entropic Communications, Inc	17
29,882		Epcos AG.	755
477,578		Epistar Corp	648
2,651,367	e	Ericsson (LM) (B Shares)	25,179
590,527	e*	Evergreen Solar, Inc	3,260
240,339		Everlight Electronics Co Ltd	504
10,555	e	Evertz Technologies Ltd	150
4,044		EVS Broadcast Equipment S.A.	289
182,257	e*	Exar Corp	1,396
889,217	*	Fairchild Semiconductor International, Inc	7,905
2,137,220	e*	Finisar Corp	2,159
281,497	e*	First Solar, Inc	53,178
125,548		Fisher & Paykel Appliances Holdings Ltd	136
1,005,479		Fisher & Paykel Healthcare Corp	1,999
13,700	e	Foster Electric Co Ltd	174
1,366,100	e*	Foxconn International Holdings Ltd	611
489,793		Foxconn Technology Co Ltd	1,603
115,409	e	Franklin Electric Co, Inc	5,141
337,429	e*	FuelCell Energy, Inc	2,035
2,112,042	e	Fuji Electric Holdings Co Ltd	5,102
23,000	e	Fujitsu General Ltd	65
9,200	e	Funai Electric Co Ltd	170
13,800	e	Futaba Corp/Chiba	243
206,542		Gamesa Corp Tecnologica S.A.	7,077
39,900	*	Gemalto NV	1,439
216	e	Geo Corp	210
1,012,500		Geodesic Information Systems Ltd	3,235
10,259		Gewiss S.p.A.	54
15,823		GFI Informatique	84
106,269	e*	Globecomm Systems, Inc	929
111,500	e*	GN Store Nord	487
724,680	*	GrafTech International Ltd	10,950
131,168	e*	Greatbatch, Inc	3,219
666	m	GreenHunter Energy, Inc	-	^
6,672	e*	GreenHunter Energy, Inc	95
12,069		Groupe Steria SCA	270
156,000	e	GS Yuasa Corp	555
92,800	*	GT Solar International, Inc	1,007
4,283,727	*	GVK Power & Infrastructure Ltd	2,484
155,334		Halma plc	548
150,100	e	Hamamatsu Photonics KK	3,664
143,300	v	Hana Microelectronics PCL	57
3,911,140		HannStar Display Corp	868
352,699	e	Harman International Industries, Inc	12,016
599,837	*	Harmonic, Inc	5,069

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
889,071		Harris Corp	$41,075
149,635	*	Harris Stratex Networks, Inc (Class A)	1,169
190,103	e*	Helen of Troy Ltd	4,329
492,395	e*	Hexcel Corp	6,741
626,368		High Tech Computer Corp	9,722
19,023	e	Hirose Electric Co Ltd	1,813
117,525		Hitachi Chemical Co Ltd	1,577
55,790	e	Hitachi High-Technologies Corp	1,106
5,741,827		Hitachi Ltd	38,763
22,400		Hitachi Maxell Ltd	240
114,413	*	Hittite Microwave Corp	3,844
8,147,145		Hon Hai Precision Industry Co, Ltd	29,181
6,145,388		Honeywell International, Inc	255,341
12,700	e	Horiba Ltd	291
46,200	e	Hosiden Corp	665
409,584	e	Hoya Corp	8,125
6,307		Huber & Suhner AG.	250
132,975	e*	Hutchinson Technology, Inc	1,540
314,930	*	Hynix Semiconductor, Inc	5,219
83,750	e	Ibiden Co Ltd	2,039
4,000		Icom, Inc	80
11,100	e	Idec Corp	115
91,285	*	Imagination Technologies Group plc	115
174,836	e	Imation Corp	3,950
35,678		Imtech NV	731
32,936	e	Indesit Co S.p.A.	350
1,290,141	*	Infineon Technologies AG.	7,163
515,463	*	Infineon Technologies AG. (ADR)	2,881
516,652	e*	Infinera Corp	4,939
25,700		Information Services International-Dentsu Ltd	165
1,837,796		InnoLux Display Corp	2,464
1,529,100	*	Inotera Memories, Inc	461
673,968	*	Integrated Device Technology, Inc	5,243
35,001,038		Intel Corp	655,569
252,346	e*	InterDigital, Inc	6,069
269,248	e*	International Rectifier Corp	5,121
453,898		Intersil Corp (Class A)	7,526
7,023		Ion Beam Applications	143
100,361	e*	IPG Photonics Corp	1,958
86,574	e*	iRobot Corp	1,283
135,680		IXYS Corp	1,233
69,000		Janome Sewing Machine Co Ltd	39
25,000	e	Japan Aviation Electronics Industry Ltd	118
7,800		Japan Digital Laboratory Co Ltd	85
34,000	e	Japan Radio Co Ltd	63
430,689	e*	Jarden Corp	10,100
848,726	*	JDS Uniphase Corp	7,180
680,086		Johnson Electric Holdings Ltd	256
202,000	e	Jurong Technologies Industrial Corp Ltd	30
535,721	e,v*	Kemet Corp	750
236,669		Kinsus Interconnect Technology Corp	331
13,600		Koa Corp	75
753,131		Koninklijke Philips Electronics NV	20,434

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
9,302		Koor Industries Ltd	$378
14,831	e	Kudelski S.A.	183
238,653	e	Kyocera Corp	18,115
1,001,166	e	L-3 Communications Holdings, Inc	98,435
73,788		Laird Group plc	327
915,472	e*	Lattice Semiconductor Corp	1,886
62,211		Legrand S.A.	1,403
100,000		LG Electronics, Inc	9,253
157,915	e	Lincoln Electric Holdings, Inc	10,156
826,693	e	Linear Technology Corp	25,346
121,640	*	Littelfuse, Inc	3,616
13,755		Loewe AG.	188
59,040	e*	Loral Space & Communications, Inc	872
116,791	e	LSI Industries, Inc	966
3,317,881	e*	LSI Logic Corp	17,784
17,517	e	Mabuchi Motor Co Ltd	797
3,737,437		Macronix International	1,096
1,946	*	Manz Automation AG.	332
5,368,788	*	Marvell Technology Group Ltd	49,930
242,000		Matsunichi Communication Holdings Ltd	154
2,670,593	e	Matsushita Electric Industrial Co Ltd	46,040
34,657	e	Matsushita Electric Works Ltd	308
284,983	e*	Mattson Technology, Inc	1,348
4,895,787		Maxim Integrated Products, Inc	88,614
97,756	e*	Maxwell Technologies, Inc	1,304
250,000		Meadville Holdings Ltd	58
1,214,769		MediaTek, Inc	12,596
130,382	e*	Medis Technologies Ltd	235
12,800	e	Megachips Corp	151
3,700		Meiko Electronics Co	84
9,002		Melexis NV	125
2,004,758	*	MEMC Electronic Materials, Inc	56,654
143,837	e*	Mercury Computer Systems, Inc	1,280
65		Metall Zug AG.(B Shares)	132
213,752		Methode Electronics, Inc	1,911
1,196	*	Meyer Burger Technology AG.	265
263,882	e	Micrel, Inc	2,393
703,754	e	Microchip Technology, Inc	20,711
4,424,245	e*	Micron Technology, Inc	17,918
11,120	*	Micronas Semiconductor Holdings, Inc	66
16,400	*	Micronic Laser Systems AB	41
410,254	e*	Microsemi Corp	10,453
289,233	e*	Microtune, Inc	775
293,383	e*	Microvision, Inc	569
41,964	e	Millicom International Cellular S.A.	2,898
10,700		Mimasu Semiconductor Industry Co Ltd	142
228,604		Minebea Co Ltd	857
237,143	e*	MIPS Technologies, Inc	832
1,200		Miraial Co Ltd	18
46,000		Mitsubishi Cable Industries Ltd	45
5,289,537	e	Mitsubishi Electric Corp	35,689
10,700	e	Mitsui High-Tec, Inc	67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
212,252	e	Mitsumi Electric Co Ltd	$5,390
492,080	e	Molex, Inc	11,047
154,374	e*	Monolithic Power Systems, Inc	2,681
236,493	e*	Moog, Inc (Class A)	10,141
800,580	*	Mosel Vitelic, Inc	309
193,145		Motech Industries, Inc	870
13,574,343		Motorola, Inc	96,921
831,389	e*	MRV Communications, Inc	973
93,409	e*	Multi-Fineline Electronix, Inc	1,382
254,206	e	Murata Manufacturing Co Ltd	10,262
156,273		Nan Ya Printed Circuit Board Corp	488
2,605,096	*	Nanya Technology Corp	608
21,584	e	National Presto Industries, Inc	1,608
2,024,442	e	National Semiconductor Corp	34,841
150,212	e*	NEC Electronics Corp	3,138
34,000	e*	NEC Tokin Corp	106
111,000		Neo-Neon Holdings Ltd	26
3,396,025	e*	NetApp, Inc	61,910
89,588	e*	Netlogic Microsystems, Inc	2,709
16,537	e	Nexans S.A.	1,471
99,886	e	NGK Spark Plug Co Ltd	972
51,311	*	Nice Systems Ltd	1,429
24,400		Nichicon Corp	167
22,500		Nidec Copal Electronics Corp	119
107,640	e	Nidec Corp	6,622
12,800	e	Nihon Dempa Kogyo Co Ltd	223
27,200	e	Nihon Unisys Ltd	339
89,000	e	Nippon Carbon Co Ltd	285
48,000		Nippon Chemi-Con Corp	155
19,500		Nippon Signal Co Ltd	86
14,500	e	Nissha Printing Co Ltd	700
45,000		Nissin Electric Co Ltd	184
101,583		Nitto Denko Corp	2,584
11,200		Nitto Kogyo Corp	83
9,850	e	NKT Holding AS	464
15,000	e	Nohmi Bosai Ltd	120
6,689,697		Nokia Oyj	124,772
547,862	*	Nortel Networks Corp	1,205
576,855	e*	Novellus Systems, Inc	11,329
28,361	*	NVE Corp	803
2,747,406	*	Nvidia Corp	29,425
5,600	e	Obara Corp	48
31,789	m,v	Oberthur Technologies	224
66		Okinawa Cellular Telephone Co	101
268,312	*	Omnivision Technologies, Inc	3,061
127,008		Omron Corp	1,971
2,142,456	e*	ON Semiconductor Corp	14,483
5,190	*	Openwave Systems, Inc	6
117,890	e*	Oplink Communications, Inc	1,423
138,499	e*	OpNext, Inc	636
14,598	e*	Option NV	54
625,000		Origin Electric Co Ltd	2,758
12,985	e*	Orion Energy Systems, Inc	73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
86,294	e*	OSI Systems, Inc	$2,029
603,350		Panasonic Corp (ADR)	10,456
104,169	e	Park Electrochemical Corp	2,525
122,693	e*	Parkervision, Inc	1,227
5,733	*	Parrot S.A.	72
104,649	*	Pericom Semiconductor Corp	1,099
250,454		Phoenix Electric Co Ltd	533
246,414	*	Photronics, Inc	463
248,112	e	Pioneer Corp	1,637
292,292	e	Plantronics, Inc	6,582
268,544	e*	Plexus Corp	5,559
138,442	e*	PLX Technology, Inc	709
1,334,053	e*	PMC - Sierra, Inc	9,899
495,186	e*	Polycom, Inc	11,454
93,275	e*	Polypore International, Inc	2,006
43,493	*	Powell Industries, Inc	1,775
150,281	e*	Power Integrations, Inc	3,622
7,329,035	*	Powerchip Semiconductor Corp	1,129
457,492	e*	Power-One, Inc	663
871,525		Powertech Technology, Inc	1,938
817,756	e*	Powerwave Technologies, Inc	3,238
5,245,000	*	ProMOS Technologies, Inc	545
165,157		PV Crystalox Solar plc	455
45,341	e*	Q-Cells AG.	3,802
690,840	e*	QLogic Corp	10,611
10,843,796		Qualcomm, Inc	465,958
489,910	e*	Quantum Fuel Systems Technologies Worldwide, Inc	632
1,754,854		RadioShack Corp	30,324
389,403	e*	Rambus, Inc	5,004
89,820	e	Raven Industries, Inc	3,534
161,811		Redes Energeticas Nacionais S.A.	626
185,930	e	Regal-Beloit Corp	7,906
632,988		Reliance Communication Ventures Ltd	4,573
440,685	e*	Renewable Energy Corp AS	8,169
247,291	*	Research In Motion Ltd	16,890
963,934	*	Research In Motion Ltd	64,951
161,979		Reunert Ltd	1,141
1,477,891	e*	RF Micro Devices, Inc	4,315
104,700		Richtek Technology Corp	567
1,888,484		Ricoh Co Ltd	26,554
24,400	e	Rinnai Corp	996
107,084	*	Rogers Corp	3,960
191,838		Rohm Co Ltd	10,552
69,387	e*	Rubicon Technology, Inc	501
3,106		SAES Getters S.p.A.	47
7,323		Saft Groupe S.A.	290
54,825		Samsung Electro-Mechanics Co Ltd	1,749
114,054		Samsung Electronics Co Ltd	52,266
31,548	*	Samsung SDI Co Ltd	2,305
76,000	e	Sanken Electric Co Ltd	321
3,814,415	*	Sanmina-SCI Corp	5,340
16,000		Sanyo Denki Co Ltd	45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,220,225	e*	Sanyo Electric Co Ltd	$3,855
437,254		Satyam Computer Services Ltd	2,817
421		Schweiter Technologies AG.	162
187,442	e*	Seachange International, Inc	1,811
13,682		SEB S.A.	608
10,000		SEC Carbon Ltd	59
341,402	e*	Semtech Corp	4,766
196,397	*	SGL Carbon AG.	7,634
738,827	e	Sharp Corp	8,073
13,000	e	Shibaura Mechatronics Corp	50
72,000		Shindengen Electric Manufacturing Co Ltd	153
6,700	e	Shinkawa Ltd	78
70,261	e	Shinko Electric Industries	665
227,595	e*	ShoreTel, Inc	1,306
76,150		Siemens India Ltd	659
602,619	e*	Silicon Image, Inc	3,218
183,248	e*	Silicon Laboratories, Inc	5,626
565,546	e*	Silicon Storage Technology, Inc	1,844
2,643,726		Siliconware Precision Industries Co	3,006
198,000		SIM Technology Group Ltd	13
158,467		Sino-American Silicon Products, Inc	510
13,428,395	e*	Sirius XM Radio, Inc	7,654
1,059,317	e*	Skyworks Solutions, Inc	8,856
272,198	e*	Smart Modular Technologies WWH, Inc	817
2,130,705		Smiths Group plc	38,637
25,000		SMK Corp	82
30,884	e*	SOITEC	168
5,160	*	Solar Millennium AG.	159
82,086,511	e	Solomon Systech International Ltd	1,840
3,913	e*	Solon AG.	167
1,603,132		Sony Corp	49,437
743,558	e*	Spansion, Inc (Class A)	1,153
226,860	e*	Spectrum Brands, Inc	315
119,650	*	Standard Microsystems Corp	2,989
110,510		Stanley Electric Co Ltd	1,621
26,600		Star Micronics Co Ltd	279
205,308	e*	Starent Networks Corp	2,657
1,086,496	e	STMicroelectronics NV	11,017
79,922	e*	Stoneridge, Inc	899
559,918	e	Sumco Corp	8,862
172,931	e*	Sunpower Corp (Class A)	12,266
159,269	*	Sunpower Corp (Class B)	10,998
56,435	e*	Supertex, Inc	1,589
992,560	*	Sycamore Networks, Inc	3,206
271,306	e*	Symmetricom, Inc	1,348
211,256	e*	Synaptics, Inc	6,384
104,198	e*	Synthesis Energy Systems, Inc	505
21,941,995		Taiwan Semiconductor Manufacturing Co Ltd	36,797
654,640	e	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	6,134
46,000	e	Taiyo Yuden Co Ltd	454
59,900	e	Tandberg ASA	816
93,656	*	Tanfield Group plc	15
3,380,000	*	Tatung Co Ltd	738

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
194,289	e	TDK Corp	$9,731
240,029		Technitrol, Inc	3,550
100,008	e*	Techwell, Inc	943
2,664,000		Teco Electric and Machinery Co Ltd	935
364,934	e*	Tekelec	5,105
364,372	e	Teleflex, Inc	23,134
1,676,156	e*	Tellabs, Inc	6,805
4,562,843	e	Terna Rete Elettrica Nazionale S.p.A.	16,775
279,774	*	Tessera Technologies, Inc	4,572
7,190,334		Texas Instruments, Inc	154,592
8,849	e*	Theolia SA	95
325,028	*	Thomas & Betts Corp	12,699
114,984	e	Thomson	411
30,000		Toko, Inc	34
395,105		Tokyo Denpa Co Ltd	2,153
103,000		Toshiba TEC Corp	406
11,500	e	Toyo Corp/Chuo-ku	113
4,800	e	Toyo Tanso Co Ltd	258
41,100		Toyota Boshoku Corp	454
266,595		Transcend Information, Inc	432
71,154	e*	Transmeta Corp	1,153
509,215	*	Trident Microsystems, Inc	1,222
329,275		Tripod Technology Corp	632
829,435	*	Triquint Semiconductor, Inc	3,973
78,000		Truly International Holdings	63
115,308		TT electronics plc	182
312,053	*	TTM Technologies, Inc	3,096
2,607,333		Tyco Electronics Ltd	72,119
118,414	e*	Ultra Clean Holdings	597
66,708	e*	Ultralife Corp	517
24,000	e	Uniden Corp	93
735,946		Unimicron Technology Corp	595
7,494		Unit 4 Agresso NV	134
2,335	e*	United Capital Corp	62
12,387,022		United Microelectronics Corp	3,990
28		United Technology Holdings Co Ltd	13
134,305	e*	Universal Display Corp	1,472
79,269	e*	Universal Electronics, Inc	1,980
389,972	e*	US Geothermal, Inc	694
1,214,875		Ushio, Inc	20,017
715,945	e*	Utstarcom, Inc	2,413
4,458		Vacon plc	169
269,668	e*	Valence Technology, Inc	930
850,142		Vanguard International Semiconductor Corp	315
286,442	e*	Varian Semiconductor Equipment Associates, Inc	7,195
128,790		Venture Corp Ltd	701
714,000	*	Via Technologies, Inc	312
136,937	*	Viasat, Inc	3,229
109,918	e	Vicor Corp	976
102,000	m,v*	Victor Co Of Japan Ltd	143
1,458,018	*	Vishay Intertechnology, Inc	9,652
199,040	*	Volterra Semiconductor Corp	2,534
94,000	e	Vtech Holdings Ltd	550

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
184,385		Wafer Works Corp	$390
310,493	e	Whirlpool Corp	24,619
2,517,000	*	Winbond Electronics Corp	309
825,401		Wintek Corp	331
288,355		Wipro Ltd	2,121
46,782	*	Wolfson Microelectronics plc	91
45,000		Woongjin Coway Co Ltd	1,136
1,061,501	e	Xilinx, Inc	24,892
15,750	m,v*	Ya Hsin Industrial Co Ltd	3
1,886,000		Yageo Corp	382
1,064,972		Yaskawa Electric Corp	6,064
8,648,322		YTL Power International	4,464
25		Zappallas, Inc	71
643,538	e	Zhuzhou CSR Times Electric Co Ltd	458
225,198		Zinwell Corp	319
135,729	e*	Zoltek Cos, Inc	2,322
290,750	e*	Zoran Corp	2,373
1,164,040	e	ZTE Corp	4,409
74,615		Zumtobel AG.	1,058
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,979,527

ENGINEERING AND MANAGEMENT SERVICES - 0.91%
11,608		Aangpanneforeningen AB (B Shares)	259
140,988	*	Accelrys, Inc	774
114,044	e*	Advisory Board Co	3,440
474,071	*	Aecom Technology Corp	11,586
44,688		Aero Inventory plc	285
497,623	e	Aeroplan Income Fund Groupe Aeroplan Inc	6,167
54,456	e*	Affymax, Inc	1,081
521,262	e*	Amylin Pharmaceuticals, Inc	10,540
18,051		Arcadis NV	315
577,834	e*	Ariad Pharmaceuticals, Inc	1,427
7,982	*	Arpida Ltd	57
17,585		Assystem	242
73,839		Atkins WS plc	962
39,897	e	Ausenco Ltd	363
101,000		Ausgroup Ltd	19
138,898		Babcock International Group	1,248
9,182	*	Babis Vovos International Construction S.A.	253
5,925	*	Bavarian Nordic AS	156
15,600	*	Blom AS	80
69,900		Bure Equity AB	378
461,627	e	Cap Gemini S.A.	21,808
472,936		Capita Group plc	5,886
123,476	e	CDI Corp	2,757
410,649	e*	Celera Corp	6,345
2,618,232	*	Celgene Corp	165,682
97,791	e*	China Architectural Engineering, Inc	693
8,853	e*	China Direct, Inc	37
3,748,000	e*	China Railway Group Ltd	2,286
111,396	e*	comScore, Inc	1,964
57,041	e*	Cornell Cos, Inc	1,550
150,453		Corporate Executive Board Co	4,702

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
62,916	e*	CRA International, Inc	$1,729
382,620	e*	CV Therapeutics, Inc	4,132
1,862	*	Cytos Biotechnology AG.	77
183,465		Daewoo Engineering & Construction Co Ltd	2,121
1,739		Diamond Management & Technology Consultants, Inc	8
12,156	a,e*	Digital Garage, Inc	11,916
6,524		Dinamia	124
18,800	*	DOF Subsea ASA	111
894,965		Downer EDI Ltd	4,560
14,109		DTZ Holdings plc	32
360,784	e*	Dyax Corp	1,587
258,429	*	eResearch Technology, Inc	3,078
3,195	e	Eurofins Scientific	251
528,481	e*	Exelixis, Inc	3,213
119,405	*	Exponent, Inc	3,951
1,164,828		Fluor Corp	64,881
194,088		Fugro NV	11,461
194,159	*	Furmanite Corp	2,008
689,957	e*	Genpact Ltd	7,169
345,354	*	Gen-Probe, Inc	18,321
6,719		GFK AG.	206
1,280,162	e	GRD Ltd	677
123,835	e*	Greenfield Online, Inc	2,155
78,991		Hargreaves Lansdown plc	257
3,090	e*	Harris Interactive, Inc	5
429,655	*	Hewitt Associates, Inc (Class A)	15,657
138,091	*	Hill International, Inc	1,913
101,225	e*	Huron Consulting Group, Inc	5,768
61,829		Hyundai Development Co	2,309
43,531	e*	ICF International, Inc	860
20,388	*	Icon plc	785
14,473		IDB Development Corp Ltd	190
388,180	e*	Incyte Corp	2,970
16,477		IPSOS	485
597,015	e*	Isis Pharmaceuticals, Inc	10,084
586,715	*	Jacobs Engineering Group, Inc	31,864
627,058		JGC Corp	10,060
186,973		John Wood Group plc	1,137
1,778		Kapsch TrafficCom AG.	59
648,344		KBR, Inc	9,900
53,963		Keller Group plc	645
80,333	*	Kendle International, Inc	3,592
29,177		Kumho Industrial Co Ltd	569
48,201	e	Landauer, Inc	3,507
127,506	*	LECG Corp	1,029
429,995	e*	Lexicon Pharmaceuticals, Inc	765
202,487	e*	Luminex Corp	5,064
109,980		MAXIMUS, Inc	4,052
154,034	e*	Maxygen, Inc	652
986,880	*	McDermott International, Inc	25,215
15,501	e	Medion AG.	175
61,043	e*	Michael Baker Corp	2,124
135,764		Mitie Group	504

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
44,173		Monadelphous Group Ltd	$425
947,896	e	Moody's Corp	32,228
45,826		Mouchel Group plc	253
275,380	e*	Myriad Genetics, Inc	17,867
2,229	e	National Research Corp	68
324,100	e*	Navigant Consulting, Inc	6,446
6,613	e*	NeuroSearch AS	291
10,300	e	Nichii Gakkan Co	124
25,000	e	Nippon Densetsu Kogyo Co Ltd	207
31,500	e	NPC, Inc	1,449
204,535	e*	Omnicell, Inc	2,690
8,000		Oyo Corp	89
1,435,249		Paychex, Inc	47,406
97,000	e	Penta-Ocean Construction Co Ltd	105
153,542		Petrofac Ltd	1,604
107,721	e*	PharmaNet Development Group, Inc	778
27,792		Poyry Oyj	536
143,530	e*	PRG-Schultz International, Inc	1,286
242,584		QinetiQ plc	902
593,457	e	Quest Diagnostics, Inc	30,664
399,134	e*	Regeneron Pharmaceuticals, Inc	8,713
952,000	*	Regent Pacific Group Ltd	34
1,119,074	e*	Rentech, Inc	1,488
203,799	e*	Repligen Corp	960
235,523	e*	Resources Connection, Inc	5,306
190,381	e*	Rigel Pharmaceuticals, Inc	4,445
125,000		Road King Infrastructure	73
30,310		Robert Walters plc	59
106,000		Rotary Engineering Ltd	33
87,742		RPS Group plc	385
282,030	*	RTI Biologics, Inc	2,637
69,251	e	SAI Global Ltd	151
1,241,759	*	SAIC, Inc	25,121
32,869		Samsung Engineering Co Ltd	2,047
191,693	e*	Sangamo Biosciences, Inc	1,476
294,907	e*	Savient Pharmaceuticals, Inc	4,397
125,420		Savills plc	589
57,952		Scott Wilson Group plc	180
354,848	e*	Seattle Genetics, Inc	3,797
1,488,912		SembCorp Industries Ltd	3,411
1,732	*	Senomyx, Inc	8
281,138	e*	Sequenom, Inc	7,484
923,033		Serco Group plc	6,020
1,592,060	*	Shaw Group, Inc	48,924
5,000	e	Shin Nippon Biomedical Laboratories Ltd	62
16,400		Shinko Plantech Co Ltd	133
40,000		Shui On Construction and Materials Ltd	48
51,191	*	Silex Systems Ltd	143
186,398		SNC-Lavalin Group, Inc	6,739
45,500	e*	Stanley, Inc	1,679
18,045	*	Stantec, Inc	432
39,162		Strabag SE	1,743
86,000	*	Swiber Holdings Ltd	65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
184,821	e*	Symyx Technologies, Inc	$1,832
35	e*	Takara Bio, Inc	72
209,711	e	Taylor Nelson Sofres plc	915
315,738		Tecan Group AG.	15,878
52,883	e*	Tejon Ranch Co	1,965
392,195	*	Tetra Tech, Inc	9,436
835,957	e	Toyo Engineering Corp	3,555
72,604	e	Transfield Services Ltd	448
22,114	e	Trevi Finanziaria S.p.A.	367
77,682	e	United Group Ltd	802
1,178,484	e*	URS Corp	43,215
266,000		Value Partners Group Ltd	160
20,822		VSE Corp	702
96,529		VT Group plc	905
223,823	e	Watson Wyatt & Co Holdings (Class A)	11,131
285,146	e	WorleyParsons Ltd	7,053
26,110		WSP Group plc	155
80,507		Xchanging plc	360
906,600		Zelan BHD	375
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	922,832

ENVIRONMENTAL QUALITY AND HOUSING - 0.00% **
79,189	e	Transpacific Industries Group Ltd	451
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	451

FABRICATED METAL PRODUCTS - 0.53%
590		AFG Arbonia-Forster Hldg	104
38,900		Aica Kogyo Co Ltd	304
107,865	e*	Akeena Solar, Inc	409
138,329	e*	Alliant Techsystems, Inc	12,995
906,601	e	Amcor Ltd	3,987
49,776	e	Ameron International Corp	3,566
115,000	*	Anglo Ferrous Brazil S.A.	1,674
284,117	e	Aptargroup, Inc	11,112
27,000		Asahi Organic Chemicals Industry Co Ltd	72
413,231		Ball Corp	16,318
146,970		Bharat Heavy Electricals	5,073
15,000	e	Bunka Shutter Co Ltd	47
16,753	e*	Bway Holding Co	197
10,794		CCL Industries	299
196,907	*	Chart Industries, Inc	5,624
720,212	m,v	China International Marine Containers Co Ltd (Class B)	488
7,500		Chofu Seisakusho Co Ltd	148
129,847		CIRCOR International, Inc	5,639
735,267	e	Commercial Metals Co	12,419
115,514	e*	Commercial Vehicle Group, Inc	821
181,444		Crane Co	5,391
2,002,431	*	Crown Holdings, Inc	44,474
65,870	e	Dynamic Materials Corp	1,529
600		Furuya Metal Co Ltd	99
11,568		Geberit AG.	1,419
14,370		Gerresheimer AG.	653
304,758	e*	Griffon Corp	2,749

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
93,619		Gulf Island Fabrication, Inc	$3,227
11,600		Gunnebo AB	59
49,685		Hill & Smith Holdings plc	229
7,000	e	Hisaka Works Ltd	122
78,000	e	Hitachi Cable Ltd	266
53,000	e	Hitachi Metals Ltd	633
4,060,999	e	Illinois Tool Works, Inc	180,511
176,911	e	Insteel Industries, Inc	2,404
56,241		Jindal Steel & Power Ltd	1,551
180,309		JS Group Corp	2,270
39,000	e	Kitz Corp	183
78,747	e*	Ladish Co, Inc	1,595
21,077	e	Landi Renzo S.p.A.	116
3,134		LISI	211
25,631		Martinrea International Inc	146
12,200		Miura Co Ltd	266
179,962	e*	Mobile Mini, Inc	3,479
678,875	e	Mueller Water Products, Inc (Class A)	6,096
117,993	e*	NCI Building Systems, Inc	3,746
28,500	e	Nibe Industrier AB (Series B)	199
27,008	e	Norddeutsche Affinerie AG.	1,142
66,040	e	Oiles Corp	806
1,193,876		Parker Hannifin Corp	63,275
52,350	e*	Park-Ohio Holdings Corp	937
1,068,566	e	Pentair, Inc	36,940
9,193		Permasteelisa S.p.A	147
540		Phoenix Mecano AG.	201
204,866	e	Quanex Building Products Corp	3,122
696,275		Rexam plc	4,947
57,216		Rotork plc	956
2,161		Sabaf S.p.A.	54
145,000	e	Sanwa Shutter Corp	548
1,099,442		Shin Zu Shing Co Ltd	4,541
152,669		Silgan Holdings, Inc	7,800
214,811	e	Simpson Manufacturing Co, Inc	5,819
176,000		Singamas Container Holdings Ltd	27
173,586	e*	Smith & Wesson Holding Corp	649
208,369	e	Snap-On, Inc	10,973
5,617	*	Socotherm S.p.A.	22
53,773		Ssab Svenskt Stal AB (Series A)	855
219,523	e	Ssab Svenskt Stal AB (Series B)	3,033
511,813	e	Stanley Works	21,363
1,248	e*	Sturm Ruger & Co, Inc	9
76,174	e	Sun Hydraulics Corp	1,984
332,392	e*	Taser International, Inc	2,377
5,600		Tocalo Co Ltd	65
8,625	b,v*	Tower Automotive, Inc	-	^
104,694	e	Toyo Seikan Kaisha Ltd	1,607
71,030	e*	Trimas Corp	466
9,000		Tsukishima Kikai Co Ltd	70
83,518	e	Valmont Industries, Inc	6,906
39,917		Viohalco S.A.	287

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
176,826	e	Watts Water Technologies, Inc (Class A)	$4,836
		TOTAL FABRICATED METAL PRODUCTS	531,683

FISHING, HUNTING, AND TRAPPING - 0.00% **
22,000	*	Copeinca ASA	118
37,434	e*	HQ Sustainable Maritime Industries, Inc	189
		TOTAL FISHING, HUNTING, AND TRAPPING	307

FOOD AND KINDRED PRODUCTS - 3.98%
105,778	e*	AgFeed Industries, Inc	836
1,478	e	Agrana Beteiligungs AG.	107
414,007	e	Ajinomoto Co, Inc	3,946
34,591	e*	American Dairy, Inc	350
193,642		Anadolu Efes Biracilik Ve Malt Sanayii AS	1,989
3,467,678	e	Anheuser-Busch Cos, Inc	224,983
3,363,437	e	Archer Daniels Midland Co	73,693
8,900	e	Ariake Japan Co Ltd	146
1,408	*	Aryzta AG.	55
59,622	*	Aryzta AG.	2,413
1,545,213	e	Asahi Breweries Ltd	27,082
348,600		Asiatic Development BHD	470
459,522		Associated British Foods plc	5,831
5,953		Atria Group plc	100
30,600		Austevoll Seafood ASA	95
116,837	e	B&G Foods, Inc (Class A)	835
969		Barry Callebaut AG.	584
439,500		Beijing Enterprises Holdings Ltd	1,674
252,260		Bidvest Group Ltd	3,228
1,665		Bonduelle S.C.A.	135
4,883		Bongrain S.A.	318
45,544	e*	Boston Beer Co, Inc (Class A)	2,163
22,702	e	Bourbon S.A.	1,130
76,453		Britvic plc	278
502,167	e	Bunge Ltd	31,727
130,302		C&C Group plc	349
1,121,823		Cadbury plc	11,346
993,877	e	Campbell Soup Co	38,364
29,424		Campofrio Alimentacion S.A.	327
304,131		Carlsberg AS (Class B)	23,188
394,425	e*	Central Garden and Pet Co (Class A)	2,347
1,703,600	*	China Agri-Industries Holdings Ltd	893
14,926	*	CJ CheilJedang Corp	2,427
137,967		Coca Cola Hellenic Bottling Co S.A.	3,011
446,457		Coca-Cola Amatil Ltd	2,981
26,662	e	Coca-Cola Bottling Co Consolidated	1,164
43	e	Coca-Cola Central Japan Co Ltd	255
14,494,268		Coca-Cola Co	766,457
2,450,529	e	Coca-Cola Enterprises, Inc	41,095
219,932	e	Coca-Cola Femsa S.A. de C.V. (Series L)	1,119
48,526		Coca-Cola Icecek AS	388
235,467	e	Coca-Cola West Japan Co Ltd	5,321
1,899,303	e	ConAgra Foods, Inc	36,960
825,573	e*	Constellation Brands, Inc (Class A)	17,717

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
579,902		Corn Products International, Inc	$18,719
77,335	*	Cosan SA Industria e Comercio	516
29,921	e*	Cott Corp	32
30,181		Cranswick plc	349
23,474	e	CSM	597
738,198	e	CSR Ltd	1,479
76,480		Dairy Crest Group plc	549
561,490	*	Darling International, Inc	6,238
87,510		Davide Campari-Milano S.p.A.	714
1,560,378		Del Monte Foods Co	12,171
124,913		Devro plc	173
3,094,430		Diageo plc	52,789
109,685	e	Diamond Foods, Inc	3,074
13,700		Doutor Nichires Holdings Co Ltd	206
1,222,949	*	Dr Pepper Snapple Group, Inc	32,384
3,800	e	Dydo Drinco, Inc	86
35,584	e	Ebro Puleva S.A.	564
55,000	e	Ezaki Glico Co Ltd	521
41,823	e	Farmer Bros Co	1,040
512,609	e	Flowers Foods, Inc	15,050
2,306,155		Fomento Economico Mexicano S.A. de C.V.	8,768
46,000		Fuji Oil Co Ltd	524
11,000		Fujicco Co Ltd	118
2,260,513		General Mills, Inc	155,342
70,384		Glanbia plc	375
21,366,000		Golden Agri-Resources Ltd	4,764
84,576		Greencore Group plc	213
8,156		Greggs plc	460
1,552,604	e	Groupe Danone	110,129
277,171	e	Grupo Bimbo S.A. de C.V. (Series A)	1,742
471,060		Grupo Modelo S.A. (Series C)	2,005
1,522,836		H.J. Heinz Co	76,096
321,323	e*	Hansen Natural Corp	9,720
204,511		Heineken NV	8,217
1,169,995	e	Hershey Co	46,262
4,658	*	Hite Brewery Co Ltd	849
5,557		Hite Brewery Co Ltd	134
7,764		HKScan Oyj	62
293,468	e	Hormel Foods Corp	10,647
34,500	e	House Foods Corp	507
99		Huegli Holding AG.	43
67,921	e	Imperial Sugar Co	920
455,635	e	InBev NV	27,108
230,000	*	Indofood Agri Resources Ltd	128
30,000	m,v*	International Hydron	1
3,389,160		IOI Corp BHD	4,177
36,944	e	Ito En Ltd	480
66,000		Itoham Foods, Inc	307
335,395		J Sainsbury plc	2,103
86,331		J&J Snack Foods Corp	2,927
325,875		J.M. Smucker Co	16,519
13,726,600		JG Summit Holdings (Series B)	2,037
61,000	e	J-Oil Mills, Inc	267

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
31,100	e	Kagome Co Ltd	$484
190,866	e	Kaneka Corp	1,054
1,550,155	e	Kellogg Co	86,964
210,749		Kerry Group plc (Class A)	6,171
6,100	e	KEY Coffee, Inc	91
1,738,073		Kirin Brewery Co Ltd	22,837
30,221		Koninklijke Wessanen NV	271
7,875,749		Kraft Foods, Inc (Class A)	257,931
1,844,527		Kulim Malaysia BHD	2,972
103,009	e	Lancaster Colony Corp	3,879
139,230	e	Lance, Inc	3,159
9,921		Laurent-Perrier	354
1,114		Laurent-Perrier	141
10,000		Leroy Seafood Group ASA	89
7,825	e*	Lifeway Foods, Inc	92
662		Lindt & Spruengli AG.	1,614
537,745		Lion Nathan Ltd	4,026
621		Lotte Confectionery Co Ltd	534
71,824	e*	M&F Worldwide Corp	2,873
26,780	e	Maple Leaf Foods Inc	215
84,000	e	Marudai Food Co Ltd	181
278,000	e	Maruha Nichiro Holdings, Inc	462
26,600	e	Matsumotokiyoshi Holdings Co Ltd	509
477,636	e	McCormick & Co, Inc	18,365
153,821	e	Meiji Dairies Corp	822
194,000	e	Meiji Seika Kaisha Ltd	887
28,000		Mercian Corp	54
15,600	e	Mikuni Coca-Cola Bottling Co Ltd	136
41,000		Mitsui Sugar Co Ltd	154
668,780	e	Molson Coors Brewing Co (Class B)	31,265
79,000	e	Morinaga & Co Ltd	146
74,000		Morinaga Milk Industry Co Ltd	212
50,505	e*	National Beverage Corp	448
7,062,609		Nestle S.A.	305,228
131,000		Nichirei Corp	698
48,000		Nippon Beet Sugar Manufacturing Co Ltd	98
47,000	e	Nippon Flour Mills Co Ltd	234
255,853	e	Nippon Meat Packers, Inc	3,880
104,700	e	Nippon Suisan Kaisha Ltd	385
85,000	e	Nisshin Oillio Group Ltd	458
178,095	e	Nisshin Seifun Group, Inc	2,397
49,521	e	Nissin Food Products Co Ltd	1,765
114,000	e	NOF Corp	385
203,713		Northern Foods plc	234
22,000	e	Nosan Corp	47
20,933		Nutreco Holding NV	985
135,458	e	Olam International Ltd	173
97,811	*	Omega Protein Corp	1,150
56,762	*	Origin Enterprises plc	221
7,508,624	e	Parmalat S.p.A.	17,724
73,086	e*	Peet's Coffee & Tea, Inc	2,041
65,291	e	Penford Corp	1,155
1,258,890	e	Pepsi Bottling Group, Inc	36,722

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
432,187		PepsiAmericas, Inc	$8,955
9,820,509		PepsiCo, Inc	699,908
110,159		Perdigao S.A.	2,107
135,471	e	Pernod-Ricard S.A.	11,934
3,765,600	e	Petra Foods Ltd	2,319
356,093		Premier Foods plc	478
1,014,024		PT Astra Agro Lestari Tbk	1,374
5,482,114		PT Indofood Sukses Makmur Tbk	1,125
43,800	e	Q.P. Corp	407
79,570		Raisio plc (V Shares)	178
507,221	e*	Ralcorp Holdings, Inc	34,192
156,962	e	Reddy Ice Holdings, Inc	573
490,720		Remgro Ltd	11,356
8,683	e	Remy Cointreau S.A.	409
1,011,389	e	Reynolds American, Inc	49,174
15,262		Robert Wiseman Dairies plc	89
1,725		Royal UNIBREW AS	114
303,834		Sampo Oyj (A Shares)	6,913
2,128,900		San Miguel Brewery, Inc	498
113,435	e	Sanderson Farms, Inc	4,168
1,376,853	e	Sapporo Holdings Ltd	10,224
349,936		Saputo Inc	8,302
2,928,184		Sara Lee Corp	36,983
6,750		Schouw & Co	170
88,000		Showa Sangyo Co Ltd	217
113,000		Singapore Food Industries Ltd	60
485		Sipef S.A	195
326,515	e*	Smart Balance, Inc	2,142
675,275	e*	Smithfield Foods, Inc	10,723
103,500	e	Snow Brand Milk Products Co Ltd	332
14,306	e	SOS Cuetara S.A.	242
36,710	e	Suedzucker AG.	534
113,000		Super Coffeemix Manufacturing Ltd	41
153,529		Swire Pacific Ltd (Class A)	1,350
8,700	e	T Hasegawa Co Ltd	140
77,000	e	Takara Holdings, Inc	543
31,000	e	Takasago International Corp	149
2,356,902		Tate & Lyle plc	16,192
1,708,000	e	Tingyi Cayman Islands Holding Corp	1,995
127,398	e	Tootsie Roll Industries, Inc	3,683
248,609		Total Produce plc	139
192,505	e	Toyo Suisan Kaisha Ltd	4,880
192,949	e*	TreeHouse Foods, Inc	5,731
2,751,958	e	Tyson Foods, Inc (Class A)	32,858
7,000		Unicharm Petcare Corp	210
4,786,147		Unilever plc	130,139
7,081,800	*	Uni-President China Holdings Ltd	2,037
47,811		Uniq plc	73
120,530		United Breweries Co, Inc	785
49,426		United Spirits Ltd	1,352
584,000		Vitasoy International Holdings Ltd	256
502		Vranken - Pommery Monopole	29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,413,000	e	Wilmar International Ltd	$4,279
1,182,532		Wrigley (Wm.) Jr Co	93,893
70,662	e	Yakult Honsha Co Ltd	2,177
158,362	e	Yamazaki Baking Co Ltd	1,921
151,000	m,v	Yantai Changyu Pioneer Wine Co	673
8,000		Yonekyu Corp	80
		TOTAL FOOD AND KINDRED PRODUCTS	4,018,451

FOOD STORES - 0.61%
171,144		Alimentation Couche Tard Inc	2,243
24,900		Arcs Co Ltd	308
8,833	e	Arden Group, Inc (Class A)	1,286
647,254	e	Carrefour S.A.	30,522
5,600		Cawachi Ltd	106
719,679		Centros Comerciales Sudamericanos S.A.	1,719
1,220,000		China Resources Enterprise	2,979
8,950	e	Colruyt S.A.	2,246
1,929,900	v	CP Seven Eleven PCL	619
2,700		Create SD Co Ltd	47
150,390		Delhaize Group	8,735
27,074		Discount Investment Corp	493
3,076,877		Distribucion y Servicio D&S S.A.	1,120
237,006		FamilyMart Co Ltd	10,029
5,800		Fuji Co Ltd	92
237,039		Goodman Fielder Ltd	269
185,111	e*	Great Atlantic & Pacific Tea Co, Inc	2,003
2,254	e	Guyenne et Gascogne S.A.	202
23,000		Hakon Invest AB	285
13,400		Heiwado Co Ltd	192
71,220	e	Ingles Markets, Inc (Class A)	1,626
36,400	e	Izumi Co Ltd	509
71,245		Jeronimo Martins SGPS S.A.	608
15,000		Kasumi Co Ltd	81
75,384		Kesko Oyj (B Shares)	1,929
3,369,931		Koninklijke Ahold NV	38,929
5,113,094		Kroger Co	140,508
230,283		Lawson, Inc	10,620
142,791		Loblaw Cos Ltd	3,985
78,757		Migros Turk TAS	1,355
2,200		OZEKI Co Ltd	59
191,117	e*	Panera Bread Co (Class A)	9,728
131,487	e*	Pantry, Inc	2,786
197,617		Pick'n Pay Stores Ltd	713
449,000		President Chain Store Corp	1,324
237,519	e	Ruddick Corp	7,707
2,097,021	e	Safeway, Inc	49,741
1,129,146	e	Seven & I Holdings Co Ltd	32,440
548,679		Shoprite Holdings Ltd	3,120
661,776		Sonae SPGS S.A.	509
1,397,211	e	Supervalu, Inc	30,319
21,365	e*	Susser Holdings Corp	322
3,500,000	*	Taiwan TEA Corp	1,153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
15,517,933		Tesco plc	$107,927
2,494		Valora Holding AG.	471
26,566	e	Village Super Market (Class A)	1,266
6,962,000	e	Want Want China Holdings Ltd	2,542
56,906	e	Weis Markets, Inc	2,049
101,109		Weston (George) Ltd	4,889
605,677	e	Whole Foods Market, Inc	12,132
278,044	e*	Winn-Dixie Stores, Inc	3,865
7,698,403		WM Morrison Supermarkets plc	35,801
1,599,630		Woolworths Ltd	35,237
1,650	*	X 5 Retail Group NV (GDR)	36
2,900		Yaoko Co Ltd	95
		TOTAL FOOD STORES	611,876

FORESTRY - 0.08%
107,643	e	Great Southern Ltd	37
168,899	e	Gunns Ltd	157
44,500		Hokuetsu Paper Mills Ltd	195
666,400	e	Rayonier, Inc	31,554
897,135	e	Weyerhaeuser Co	54,348
		TOTAL FORESTRY	86,291

FURNITURE AND FIXTURES - 0.20%
6,355		Beter BED Holding NV	87
11,458	e	Dorel Industries, Inc (Class B)	350
14,600	e	Ekornes ASA	198
142,799	e	Ethan Allen Interiors, Inc	4,001
3,047	e*	Faurecia	88
50,000		France Bed Holdings Co Ltd	63
240,574	e	Furniture Brands International, Inc	2,531
340,595	e	Herman Miller, Inc	8,334
227,132	e	Hill-Rom Holdings, Inc	6,884
304,011	e	HNI Corp	7,704
54,974	e	Hooker Furniture Corp	976
86,000	*	HTL International Holdings Ltd	10
283,375		Interface, Inc (Class A)	3,222
12,500		Itoki Corp	41
2,664,274	e	Johnson Controls, Inc	80,807
130,000	e,m,v	Kenwood Corp	94
146,338		Kimball International, Inc (Class B)	1,580
290,781	e	La-Z-Boy, Inc	2,710
902,067	e	Leggett & Platt, Inc	19,656
2,920,010	e	Masco Corp	52,385
2,798	e	Mecalux S.A.	57
75,627	e	Neopost S.A.	7,131
26,000	e	Okamura Corp	165
6,600	e	Paramount Bed Co Ltd	88
6,465		Recticel S.A.	69
383,000		Samson Holding Ltd	54
241,694	e	Sealy Corp	1,561
2,554	e*	Select Comfort Corp	4
405,350	e	Tempur-Pedic International, Inc	4,767

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
20,000		Uchida Yoko Co Ltd	$74
		TOTAL FURNITURE AND FIXTURES	205,691

FURNITURE AND HOME FURNISHINGS STORES - 0.12%
979,058	e*	Bed Bath & Beyond, Inc	30,752
1,869,397	e,v	Circuit City Stores, Inc	1,402
794,070	e	DSG International plc	691
29,254		Dunelm Group plc	71
826,994	e*	GameStop Corp (Class A)	28,291
72,204	e	Grupo Elektra S.A. de CV	2,519
36,785	e	GUD Holdings Ltd	175
1,465,623	e	Harvey Norman Holdings Ltd	3,692
89,989	e	Haverty Furniture Cos, Inc	1,029
58,413	e*	hhgregg, Inc	570
274,494	e	JB Hi-Fi Ltd	2,715
19,000	e	Joshin Denki Co Ltd	158
220,473		Kesa Electricals plc	440
276,876		Knoll, Inc	4,186
15,800		Kohnan Shoji Co Ltd	236
17,100	e	Komeri Co Ltd	485
28,600	e	K's Holdings Corp	525
201,095	e*	Mohawk Industries, Inc	13,552
64,158	e	Nitori Co Ltd	3,812
476,059	e*	Pier 1 Imports, Inc	1,966
20,400		Poltrona Frau S.p.A.	29
32,182	e*	Rex Stores Corp	372
32,600		Shimachu Co Ltd	735
263,385	e	Steelcase, Inc (Class A)	2,831
993,311		Steinhoff International Holdings Ltd	1,908
195,891	e*	Tuesday Morning Corp	809
336,888	e	Williams-Sonoma, Inc	5,451
137,868	e	Yamada Denki Co Ltd	10,450
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	119,852

GENERAL BUILDING CONTRACTORS - 0.46%
6,235,327		Amec plc	71,522
9,636	e*	Amrep Corp	409
15,000	e	Arnest One Corp	47
162,000		ASK Planning Center, Inc	206
346,016	e	Asunaro Aoki Construction Co Ltd	1,495
34,069	e*	Avatar Holdings, Inc	1,124
416,586		Aveng Ltd	3,181
475,441		Balfour Beatty plc	2,583
152,737	e	Barratt Developments plc	291
225,446	e*	Beazer Homes USA, Inc	1,348
44,780	e	Becton Property Group	19
82,094		Bellway plc	800
77,771		Berkeley Group Holdings plc	1,063
232,248		Bilfinger Berger AG.	12,097
5,557		Bird Construction Income Fund	143
44,303	e	Brookfield Homes Corp	636
16,600	e,m,v	BWG Homes ASA	30
191,469		Carillion plc	895
33,846	e*	Cavco Industries, Inc	1,224

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,204,218	e	Centex Corp	$19,508
4,164,000		Century City International	22
372,884		Cheung Kong Infrastructure Holdings Ltd	1,735
5,900		Cleanup Corp	23
450,429	*	Corp GEO S.A. de C.V. (Series B)	1,028
148,000	e	Daikyo, Inc	229
67,810		Daito Trust Construction Co Ltd	2,522
395,581	e	Daiwa House Industry Co Ltd	3,782
189,470		DLF Ltd	1,449
1,964,561	e	DR Horton, Inc	25,579
54,804	e	Eiffage S.A.	2,936
353,000		Farglory Land Development Co Ltd	350
535,273		Fletcher Building Ltd	2,418
39,000	e	Fujitec Co Ltd	190
228,216		Galliford Try plc	184
944,529		Haseko Corp	678
61,247		Hellenic Technodomiki Tev S.A.	572
12,156		Hochtief AG.	580
222,879	e*	Hovnanian Enterprises, Inc (Class A)	1,781
703,150	*	IJM Corp BHD	969
120,877	e	Imerys S.A.	6,945
6,922		Implenia AG.	185
117,005	e*	Impregilo S.p.A.	452
51,938		Interserve plc	281
16,165		J&P-Avax SA	72
50,088		JM AB	409
579,859	e	Kajima Corp	1,752
747,786	e	KB Home	14,716
15,354		Kier Group plc	216
57,145		Koninklijke BAM Groep NV	741
48,000	e	Kumagai Gumi Co Ltd	20
3,956		Lemminkainen Oyj	105
340,121	e	Lend Lease Corp Ltd	2,509
841,155	e	Lennar Corp (Class A)	12,777
89,923	e	M/I Homes, Inc	2,048
83,000	e	Maeda Corp	258
1,300		Maisons France Confort	33
130,891	e	McGrath RentCorp	3,772
75,484		McInerney Holdings plc	40
611,293	e	MDC Holdings, Inc	22,367
30,510		Mears Group plc	155
177,868	e*	Meritage Homes Corp	4,393
44,122		Michaniki S.A.	145
12,900	e*	Misawa Homes Co Ltd	48
34,079	e	Mota Engil SGPS S.A.	149
61,283		MRV Engenharia e Participacoes S.A.	642
39,486	e*	NVR, Inc	22,586
419,623	e	Obayashi Corp	2,122
19,926		Obrascon Huarte Lain S.A.	356
351,000	*	Pacific Century Premium Developments Ltd	109
1,910,000		Paliburg Holdings Ltd	29
57,907	e*	Palm Harbor Homes, Inc	574

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
32,000	e	PanaHome Corp	$179
9,341	*	PBG S.A.	905
217,364	e*	Perini Corp	5,606
254,668	e	Persimmon plc	1,853
1,713,676	e	Pulte Homes, Inc	23,940
669,598		Puravankara Projects Ltd	2,407
386,000		PYI Corp Ltd	20
66,614		Redrow plc	194
4,689	e	Renta Corp Real Estate S.A.	27
73,835		ROK plc	101
66,414		Ruukki Group Oyj	157
959,452	e	Ryland Group, Inc	25,445
27,303	e	Sacyr Vallehermoso S.A.	453
1,379,699	e	Sekisui Chemical Co Ltd	8,202
329,795		Sekisui House Ltd	3,028
8,040,000		Shanghai Forte Land Co	1,331
380,203	e	Shimizu Corp	1,811
24,150		Sjaelso Gruppen	227
102,469	e	Skanska AB (B Shares)	1,166
363,034		Sobha Developers Ltd	1,350
476,293	e*	Standard-Pacific Corp	2,339
59,500	e	Sumitomo Forestry Co Ltd	347
79,888	e	Sunland Group Ltd	156
614,251	e	Taisei Corp	1,603
157,193	e	Takamatsu Corp	2,459
447,062	e	Taylor Woodrow plc	290
96,155	*	Team, Inc	3,473
10,855	*	Technical Olympic S.A.	6
61,203		Teixeira Duarte - Engenharia Construcoes S.A.	89
107,296		Tekfen Holding AS	604
15,932		Terna Energy S.A.	84
14,530		Titan Cement Co S.A.	480
96,000	e	Toda Corp	382
3,090		Token Corp	101
33,170	e	Tokyu Construction Co Ltd	101
632,988	e*	Toll Brothers, Inc	15,970
69,000		United Engineers Ltd	83
435,000	*	United Fiber System Ltd	20
432,782	*	Urbi Desarrollos Urbanos S.A. de C.V	1,045
40,800	e	Veidekke ASA	219
1,376,828	e	Vinci S.A.	64,871
317,172		Walter Industries, Inc	15,050
860,695		YIT Oyj	8,988
		TOTAL GENERAL BUILDING CONTRACTORS	463,816

GENERAL MERCHANDISE STORES - 1.58%
270,371	e*	99 Cents Only Stores	2,966
797,965	e	Aeon Co Ltd	8,153
5,200		Arc Land Sakamoto Co Ltd	48
714,159	e*	Big Lots, Inc	19,875
480,425	e*	BJ's Wholesale Club, Inc	18,669
301,524		Casey's General Stores, Inc	9,097
62,054	e*	Conn's, Inc	1,161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,262,228		Costco Wholesale Corp	$146,886
28,050	e*	Daiei, Inc	150
287,014		David Jones Ltd	1,008
322,762	e	Dillard's, Inc (Class A)	3,809
5,330		Dufry Group	246
824,791		Family Dollar Stores, Inc	19,548
654,700		Far Eastern Department Stores Co Ltd	431
240,778	e	Fred's, Inc (Class A)	3,424
88,400	e	Hankyu Department Stores, Inc	538
85,758		Hola Home Furnishings Co Ltd	43
15,486		Hyundai Department Store Co Ltd	1,204
1,049,500	e	Intime Department Store Group Co Ltd	437
673,279	e	Isetan Mitsukoshi Holdings Ltd	7,900
359,991	e	J Front Retailing Co Ltd	2,077
37,600	e	Japan Airport Terminal Co Ltd	383
793,149	e	JC Penney Co, Inc	26,444
235,000	e	Keihan Electric Railway Co Ltd	1,024
365,302	e	Keio Corp	1,967
1,042,358	e	Kintetsu Corp	3,632
162,421		Lojas Renner S.A.	2,006
4,597,465		Macy's, Inc	82,662
444,598		Marks & Spencer Group plc	1,624
205,110	e	Marui Co Ltd	1,532
11,100	e	Matsuya Co Ltd	192
158,000		Metro Holdings Ltd	55
48,558		Mothercare plc	300
1,996,912	*	New World Department Store China Ltd	1,094
20,142		North West Co Fund	300
36,614	e	PPR	3,276
16,216	e	Rallye S.A.	475
175,784	e*	Retail Ventures, Inc	686
310,353		SACI Falabella	1,084
747,738	e*	Saks, Inc	6,917
13,442		Sears Canada Inc	221
14,492		Shinsegae Co Ltd	6,840
147,596	e	Stein Mart, Inc	577
12,429	e	Stockmann Oyj Abp (B Share)	293
225,586	e	Takashimaya Co Ltd	1,966
3,626,344		Target Corp	177,872
3,300,473	e	TJX Cos, Inc	100,730
523,407	e	Tobu Railway Co Ltd	2,538
1,516,931		Tokyu Corp	7,247
131,963		UNY Co Ltd	1,343
2,991,089	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	10,286
15,046,763		Wal-Mart Stores, Inc	901,151
38,861		Warehouse Group Ltd	78
49,000		Wing On Co International Ltd	68
607,424		Woolworths Group plc	43
		TOTAL GENERAL MERCHANDISE STORES	1,594,576

HEALTH SERVICES - 0.95%
122,385	e*	Alliance Imaging, Inc	1,257

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
38,283	e*	Almost Family, Inc	$1,514
155,754	e*	Amedisys, Inc	7,581
678,245		AmerisourceBergen Corp	25,536
183,837	e*	Amsurg Corp	4,682
249,043	*	Apria Healthcare Group, Inc	4,543
286,606	e*	Assisted Living Concepts, Inc (A Shares)	1,826
147,036		Assura Group Ltd	104
23,338		Athens Medical Center S.A.	50
919,600	v	Bangkok Dusit Medical Service PCL	847
59,256	e*	Bio-Reference Labs, Inc	1,712
1,773,284	*	Bioton S.A.	345
6,600	*	Biovitrum AB	57
16,100		BML, Inc	277
149,122	e	Brookdale Senior Living, Inc	3,279
1,798,300	v	Bumrungrad Hospital PCL	1,708
39,858	e*	China Sky One Medical, Inc	484
1,699,373		Cigna Corp	57,745
2,509	e	Clinica Baviera S.A.	24
17,652		CML Healthcare Income Fund	228
7,473	e	Coloplast AS (Class B)	555
350,077	e*	Community Health Systems, Inc	10,261
5,132	*	Corp Dermoestetica	26
49,947	*	Corvel Corp	1,429
238,419	e*	Covance, Inc	21,079
552,968	e*	Coventry Health Care, Inc	17,999
180,754	e*	Cross Country Healthcare, Inc	2,944
202,977	*	CryoLife, Inc	2,663
577,240	*	DaVita, Inc	32,908
50,003		Diagnostic & Therapeutic Center of Athens Hygeia S.A.	213
292,213	e*	Edwards Lifesciences Corp	16,878
135,396	e*	eHealth, Inc	2,166
103,108	e*	Emeritus Corp	2,567
46,133	e	Ensign Group, Inc	788
172,989	*	Enzo Biochem, Inc	1,899
4,179		Euromedica S.A.	27
1,276,168	*	Express Scripts, Inc	94,207
11,425		Extendicare Real Estate Investment Trust	75
179,535	e*	Five Star Quality Care, Inc	673
823,560	e	Fraser and Neave Ltd	2,066
168,616		Fresenius Medical Care AG.	8,729
72,467	e*	Genomic Health, Inc	1,641
55,097	*	Genoptix, Inc	1,800
161,620	*	Gentiva Health Services, Inc	4,354
49,966	e	Getinge AB (B Shares)	1,030
1,005,208	e*	Health Management Associates, Inc (Class A)	4,182
115,080	e	Healthscope Ltd	430
2,870,247	*	Healthsouth Corp	52,899
190,330	e*	Healthways, Inc	3,070
23,140		Iaso S.A.	199
326,162	e*	Immunomedics, Inc	581
165,042		Intertek Group plc	2,474
30,001	*	IPC The Hospitalist Co, Inc	771
380,824	m,v	Japan Care Service Corp	548

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,990		Japan Longlife Co Ltd	$346
161,574	*	Kindred Healthcare, Inc	4,455
26,935		Laboratorios Almirall S.A.	251
432,857	e*	Laboratory Corp of America Holdings	30,084
1,101	e	LCA-Vision, Inc	5
94,042	*	LHC Group, Inc	2,678
69,292	e*	Life Sciences Research, Inc	2,425
195,649	e*	LifePoint Hospitals, Inc	6,288
657,228	*	Lincare Holdings, Inc	19,776
236,279	*	Magellan Health Services, Inc	9,702
1,222,957		McKesson Corp	65,807
137,757		MDS, Inc	1,645
88,299	e*	Medcath Corp	1,582
3,052,554	*	Medco Health Solutions, Inc	137,365
328,366		Mindray Medical International Ltd (ADR) (Class A)	11,076
39,309	e	National Healthcare Corp	1,852
669,204	e*	Nektar Therapeutics	2,402
1,074,387		Network Healthcare Holdings Ltd	1,082
141,593	e*	Nighthawk Radiology Holdings, Inc	1,022
19,300	e	Nihon Kohden Corp	361
175,162	e*	Odyssey HealthCare, Inc	1,778
435,296	e	Omnicare, Inc	12,523
7,642	*	Orpea	324
2,364,592		Parkway Holdings Ltd	3,132
182,439	*	Pediatrix Medical Group, Inc	9,837
403,846		Pharmaceutical Product Development, Inc	16,699
71,050	*	Pharmstandard (GDR)	1,261
484,651	e	Primary Health Care Ltd	2,020
290,863	e*	Psychiatric Solutions, Inc	11,038
107,000		Raffles Medical Group Ltd	72
283,398	e	Ramsay Health Care Ltd	2,299
101,963	*	RehabCare Group, Inc	1,846
37,544		Rhoen Klinikum AG.	1,097
125,605	e*	Skilled Healthcare Group, Inc (Class A)	1,996
468,503		Sonic Healthcare Ltd	4,984
133,226	e*	Stereotaxis, Inc	806
7,064		Straumann Holding AG.	1,957
260,276	e*	Sun Healthcare Group, Inc	3,816
244,934	e*	Sunrise Senior Living, Inc	3,378
25,694		Synergy Healthcare plc	356
1,777,361	e*	Tenet Healthcare Corp	9,864
3,840,000	*	Town Health International Holdings Co Ltd	20
168,503		Universal Health Services, Inc (Class B)	9,441
77,254	*	US Physical Therapy, Inc	1,341
46,185	e*	Virtual Radiologic Corp	377
3,093,831	*	WellPoint, Inc	144,698
		TOTAL HEALTH SERVICES	955,094

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.14%
20,718	e	Abengoa S.A.	421
112,045	e	Abertis Infraestructuras S.A.	2,205
56,501	e	ACS Actividades Cons y Servicios S.A.	2,287
21,158		Aecon Group Inc	230

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
21,619	e	Astaldi S.p.A.	$146
27,250		Athens Water Supply & Sewage Co S.A.	359
38,300	*	Awilco Offshore ASA	555
292,255		Boskalis Westminster	13,853
455,046	e	Bouygues S.A.	20,614
109,000	e	Chiyoda Corp	805
6,454		Compagnie d'Entreprises CFE	543
115,848	e*	Comverge, Inc	533
3,104,561		ConnectEast Group	2,067
27,588		Daelim Industrial Co	1,714
442,656	e*	Empresas ICA Sociedad Controladora S.A. de C.V.	1,276
15,051	e	Fomento de Construcciones y Contratas S.A.	680
1,111,179	*	Foster Wheeler Ltd	40,125
1,415,900		Gamuda BHD	884
43,032		GEK Group of Cos S.A.	264
244,673	e*	Gemina S.p.A.	250
333,221		Giken Seisakusho Co, Inc	1,327
194,166	e	Granite Construction, Inc	6,955
229,194	e	Great Lakes Dredge & Dock Corp	1,446
17,726	e	Grupo Ferrovial S.A.	815
33,990		GS Engineering & Construction Corp	2,745
3,296,000		Guangzhou Investment Co Ltd	321
24,000		Hitachi Plant Technologies Ltd	79
230,000	e	Hyflux Ltd	391
50,979		Hyundai Engineering & Construction Co Ltd	3,058
1,034,000		Jiangsu Express	776
66,525	*	LB Foster Co (Class A)	2,024
25,000	e	Maeda Road Construction Co Ltd	162
172,655	e*	Matrix Service Co	3,298
352,255		Murray & Roberts Holdings Ltd	4,137
50,500		NCC AB (B Shares)	500
22,000		Nippo Corp	124
151,400	e	Nishimatsu Construction Co Ltd	349
123,000	e	Okumura Corp	470
75,066		Orascom Construction Industries	4,318
113,431	e*	Orion Marine Group, Inc	1,190
81,600		Peab AB (Series B)	434
6,120,680	*	PT Truba Alam Manunggal Engineering	104
9,100	e	SHO-BOND Holdings Co Ltd	144
61,813	e*	Sterling Construction Co, Inc	1,001
27,000		Taihei Dengyo Kaisha Ltd	191
29,000	e	Takuma Co Ltd	74
9,309		Tecnicas Reunidas S.A.	397
9,568		Terna S.A.	56
11,100	*	TK Development	60
133,000		Toa Corp/Tokyo	147
43,256		Tognum AG.	867
118,000	e	Toshiba Plant Systems & Services Corp	1,120
93,000	*	Toyo Construction Co Ltd	37
1,657,320	e	Transurban Group	7,595
659,500	*	UEM World BHD	460
5,470		Vianini Lavori S.p.A.	54
2,391,213		YTL Corp BHD	4,378

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,436,019		Zhejiang Expressway Co Ltd	$853
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	142,268

HOLDING AND OTHER INVESTMENT OFFICES - 1.99%
313,911		3i Group plc	3,975
185,705		3i Infrastructure Ltd	362
324,823		Aberdeen Asset Management plc	744
188,435	e	Acadia Realty Trust	4,764
13,037		Ackermans & Van Haaren	1,173
202,823	e*	Affiliated Managers Group, Inc	16,804
57,738	e	Agree Realty Corp	1,651
2,831	e,v	Alesco Financial, Inc	3
10,429	e	Alexander's, Inc	4,172
151,778	e	Alexandria Real Estate Equities, Inc	17,075
26,339,600	e	Allco Commercial Real Estate Investment Trust	9,405
737,210	e	Allied Capital Corp	7,962
5,714		Allied Properties Real Estate Investment Trust	100
379,615	e	AMB Property Corp	17,197
213,721	e	American Campus Communities, Inc	7,241
68,151	e	American Capital Agency Corp	1,180
94,381	e*	Ampal American Israel (Class A)	292
2,725,809		Annaly Mortgage Management, Inc	36,662
317,151	e	Anthracite Capital, Inc	1,700
493,893		Anworth Mortgage Asset Corp	2,924
867,063	e	Apartment Investment & Management Co (Class A)	30,365
792,912	e	Apollo Investment Corp	13,519
83,995	e	Arbor Realty Trust, Inc	840
311,995		ARC Energy Trust	6,772
139,000		Ascott Residence Trust	69
685,117	e	Ashford Hospitality Trust, Inc	2,775
127,886		Ashmore Group plc	451
166	e	Asset Managers Co Ltd	20
138,350		Associated Estates Realty Corp	1,803
270,420	e	Australian Infrastructure Fund	473
387,861	e	AvalonBay Communities, Inc	38,173
376		AVW Invest AG.	86
190,516		Ayala Corp	1,207
492,751	e	Babcock & Brown Japan Property Trust	236
2,621,996	e	Babcock & Brown Wind Partners	2,202
1,036		Bajaj Finserv Ltd	9
4,621		Befimmo SCA Sicafi	468
5,519		Bellevue Group AG.	248
428,021		BioMed Realty Trust, Inc	11,321
910,070	e	Blackstone Group LP	13,960
23,940		Boardwalk Real Estate Investment Trust	803
133,915		Bodycote International plc	381
653,142	e	Boston Properties, Inc	61,173
8,994	*	Boursorama	74
667,353		Brandywine Realty Trust	10,698
176,756	e	BRE Properties, Inc (Class A)	8,661
86,818		Brewin Dolphin Holdings plc	195
864,330		Brookfield Asset Management, Inc	23,301
75,348	*	BTG plc	189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
102,448		Bunnings Warehouse Property Trust	$148
15,669		Calloway Real Estate Investment Trust	275
702,000		Cambridge Industrial Trust	215
201,236	e	Camden Property Trust	9,229
13,548		Canadian Apartment Properties REI Canadian Apartment Properties REIT	202
12,386		Canadian Real Estate Investment Trust	330
5,223,744	e	CapitaCommercial Trust	4,857
285,629	e	Capital Lease Funding, Inc	2,265
16,365	e	Capital Southwest Corp	2,325
85,060	e	Capital Trust, Inc (Class A)	1,318
5,069,315	e	CapitaMall Trust	8,084
166,000		CapitaRetail China Trust	84
20,017		CapMan Oyj (B Shares)	53
353,259		Capstead Mortgage Corp	3,868
69,244	e	Care Investment Trust, Inc	795
635,827	e	CBL & Associates Properties, Inc	12,767
162,000		CDL Hospitality Trusts	99
268,241	e	Cedar Shopping Centers, Inc	3,546
4,162,527	e	CFS Gandel Retail Trust	7,553
145,322		Challenger Diversified Property Group	71
171,707		Charter Hall Group	121
41,975	e	Cherokee, Inc	923
1,087,927		China Merchants Holdings International Co Ltd	3,490
85,948		CI Financial Income Fund	1,454
14,940	*	Climate Exchange plc	276
149,717		Cofide S.p.A.	111
6,043	e	Cofinimmo	1,055
32,130	e	Cogdell Spencer, Inc	515
262,553	e	Colonial Properties Trust	4,907
9,237		Cominar Real Estate Investment Trust	183
1,517,084	e	Commonwealth Property Office Fund	1,788
162,385		Companhia de Concessoes Rodoviarias	2,133
18,073		Corp Financiera Alba	746
249,830	e	Corporate Office Properties Trust	10,081
238,026		Cousins Properties, Inc	6,005
53	e	Creed Office Investment Corp	88
25		Crescendo Investment Corp	43
5	e	Cross Timbers Royalty Trust	-	^
1,320	e	Crystal River Capital, Inc	3
470	e	DA Office Investment Corp	1,753
7,825		DAB Bank AG.	39
747,000		Dah Chong Hong Holdings Ltd	155
94,927	e	Danvers Bancorp, Inc	1,210
1,024,168	e	DCT Industrial Trust, Inc	7,671
5,409		Deutsche Beteiligungs AG.	101
441,254	e	Developers Diversified Realty Corp	13,983
566,832		DiamondRock Hospitality Co	5,158
289,987	e	Digital Realty Trust, Inc	13,702
48,441		Domino's Pizza UK & IRL plc	171
571,863		Douglas Emmett, Inc	13,193
547,058		Duke Realty Corp	13,447
12,000	*	East Capital Explorer AB	105
166,583		EastGroup Properties, Inc	8,086

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
11,358	*	Eco Business-Immobilien AG.	$58
178,526	e	Education Realty Trust, Inc	1,978
19,470	e*	EM.Sport Media AG.	68
390,000		Emperor International Holdings	80
1,257	*	Energy Infrastructure Acquisition Corp	13
169,869		Enodis plc	956
190,635	e	Entertainment Properties Trust	10,432
128,134	e	Equity Lifestyle Properties, Inc	6,795
167,654	e	Equity One, Inc	3,435
1,633,977	e	Equity Residential	72,565
153,728	e	Essex Property Trust, Inc	18,191
117,067		Eurazeo	9,896
88,482		Evolution Group plc	151
452,037	e	Extra Space Storage, Inc	6,943
398,705	e	Federal Realty Investment Trust	34,129
376,595	e	FelCor Lodging Trust, Inc	2,696
237,927	e	First Industrial Realty Trust, Inc	6,824
950,000		First Pacific Co	503
171,970	e	First Potomac Realty Trust	2,956
9,000	e	Fonciere Des Regions	940
10,400	*	Formuepleje Safe AS	217
203,000		Fortune Real Estate Investment Trust	79
1,834,500		Fosun International	643
331,556	e	Franklin Street Properties Corp	4,310
258,000	e	Frasers Centrepoint Trust	149
896,784	e*	Friedman Billings Ramsey Group, Inc (Class A)	1,794
68	e	Frontier Real Estate Investment Corp	399
42		Fukuoka REIT Corp	218
1,173,385	e	General Growth Properties, Inc	17,718
4,860,140		Genting BHD	7,504
312,557	*	Getin Holding S.A.	1,188
129,185	e	Getty Realty Corp	2,864
14,470		Gimv NV	680
105,118	e	Gladstone Capital Corp	1,602
235,945	e	Glimcher Realty Trust	2,463
56		Global One Real Estate Investment Corp	524
6,654,300		GOME Electrical Appliances Holdings Ltd	1,965
277,204		Goodman Property Trust	218
1,582,336		GPT Group	2,313
491,836	e	Gramercy Capital Corp	1,274
91,347	e	Great Portland Estates plc	552
77,083		Groupe Bruxelles Lambert S.A.	6,653
1,299	e*	Groupe Bruxelles Lambert S.A.	-	^
114,854	*	Groupe Eurotunnel S.A.	1,372
74,044		GS Holdings Corp	1,905
8,493,730		Guinness Peat Group plc	7,016
29,350		H&R Real Estate Investment H&R Real Estate Investment Trust	413
30	e	Hankyu Reit, Inc	144
146,471	e*	Harris & Harris Group, Inc	934
64,425	e	Hatteras Financial Corp	1,495
3,283		HCI Capital AG.	22
1,365,427	e	HCP, Inc	54,795

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
482,224		Health Care REIT, Inc	$25,669
281,046	e	Healthcare Realty Trust, Inc	8,192
282,279		Heineken Holding NV	11,082
252,231		Hersha Hospitality Trust	1,877
343,593		Highwoods Properties, Inc	12,218
266,621	e*	Hilltop Holdings, Inc	2,752
224,800	e	HKR International Ltd	83
177,536		Home Properties, Inc	10,288
715,801		Hopewell Holdings	2,600
344,547	e	Hospitality Properties Trust	7,070
3,321,780	e	Host Marriott Corp	44,146
207,088		Housing Development Finance Corp	9,631
954,392		HRPT Properties Trust	6,576
336,966	e*	Immoeast AG.	851
47		Industrial & Infrastructure Fund Investment Corp	144
154,848		Infratil Ltd	210
899,217	e	ING Industrial Fund	1,139
792,016	e	ING Office Fund	921
348,803	e	Inland Real Estate Corp	5,473
111,863		Intek S.p.A.	82
2,894		Intervest Offices	110
313,377	e	Investors Real Estate Trust	3,507
104,207	*	IP Group plc	170
468,239	e	iStar Financial, Inc	1,217
188,225	e	Jafco Co Ltd	7,095
2,849	e*	Jamba, Inc	3
799,000		Japan Asia Investment Co Ltd	1,600
74		Japan Excellent, Inc	331
77		Japan Hotel and Resort Inc	163
60		Japan Logistics Fund Inc	362
773		Japan Prime Realty Investment Corp	1,833
685		Japan Real Estate Investment Corp	5,528
1,447	e	Japan Retail Fund Investment Corp	5,949
191,060	e	JER Investors Trust, Inc	921
317,540	e	JFE Holdings, Inc	9,849
44	e	Joint Reit Investment Corp	90
23,301		KBC Ancora	1,535
87		Kenedix Realty Investment Corp	324
129,456	e	Kilroy Realty Corp	6,187
1,015,151	e	Kimco Realty Corp	37,500
123,873	e	Kite Realty Group Trust	1,363
432,029		Kiwi Income Property Trust	338
7,861,400		KLCC Property Holdings BHD	6,209
81,000		K-REIT Asia	55
16,050,000	e	KWG Property Holding Ltd	4,345
1,077,143		Land Securities Group plc	24,328
259,574	e	LaSalle Hotel Properties	6,053
72		LaSalle Japan REIT, Inc	135
346,814	e	Lexington Corporate Properties Trust	5,972
108,286		LG Corp	5,639
349,136		Liberty Property Trust	13,145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
287,000		Lippo-Mapletree Indonesia Retail Trust	$104
129,639		LTC Properties, Inc	3,801
315,176	e	Macerich Co	20,061
375,194		Mack-Cali Realty Corp	12,708
202,662	e	Macquarie Communications Infrastructure Group	421
459,217	e	Macquarie CountryWide Trust	363
745,936		Macquarie DDR Trust	187
5,726,414	e	Macquarie Infrastructure Group	10,858
98,705		Macquarie Leisure Trust Group	117
592,000		Macquarie MEAG Prime REIT	342
138,456		Macquarie Media Group Ltd	295
5,939,213	e	Macquarie Office Trust	3,795
207,979	e	Maguire Properties, Inc	1,240
763,000		Mapletree Logistics Trust	391
447,834		Marfin Investment Group S.A	3,213
10,408	e*	Martifer SGPS S.A.	83
370,945	e	Medical Properties Trust, Inc	4,210
29,144	*	Meinl Airports International AG.	215
244,578	e*	Meinl European Land Ltd	1,843
24,065,213		Melco International Development	6,817
273,743	e*	Meruelo Maddux Properties, Inc	334
1,033,315		MFA Mortgage Investments, Inc	6,717
116		MID Reit, Inc	274
162,247		Mid-America Apartment Communities, Inc	7,973
774,929		Midland Holdings Ltd	245
341,390	e	Mission West Properties, Inc	3,325
2,845		Mobimo Holding AG.	444
101,342	e	Monmouth Real Estate Investment Corp (Class A)	789
12,053		Morguard Real Estate Investment Trust	134
46		Mori Hills REIT Investment Corp	193
66	e	Mori Trust Sogo Reit, Inc	506
2,781		MPC Muenchmeyer Petersen Capital AG.	51
148,061		MVC Capital, Inc	2,258
119,065	e	National Health Investors, Inc	4,070
440,821		National Retail Properties, Inc	10,558
80,862		Nationale A Portefeuille	5,351
615,109	e	Nationwide Health Properties, Inc	22,132
64	e	New City Residence Investment Corp	91
264,595	e	Newcastle Investment Corp	1,680
73		Nippon Accommodations Fund, Inc	353
557		Nippon Building Fund, Inc	5,385
153	e	Nippon Commercial Investment Corp	334
131		Nippon Residential Investment Corp	328
35,779		Nobel Biocare Holding AG.	1,197
5,875,436		Noble Group Ltd	5,591
886		Nomura Real Estate Office Fund, Inc	6,054
22		Nomura Real Estate Residential Fund, Inc	87
4,610		Northern Property Real Estate Investment Trust	98
309,308	e	NorthStar Realty Finance Corp	2,397
2,145	*	NRDC Acquisition Corp	19
1,029	e	NTT Urban Development Corp	1,251
844,690	e	NWS Holdings Ltd	1,516
441,652		Omega Healthcare Investors, Inc	8,683

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
81,885		One Liberty Properties, Inc	$1,447
15,436		Ordina NV	117
155		Orix JREIT, Inc	795
150,000		Parkway Life Real Estate Investment Trust	102
103,313	e	Parkway Properties, Inc	3,911
4,446		Partners Group	557
216,065	e	Pennsylvania Real Estate Investment Trust	4,073
27,278	e	Pinetree Capital Ltd	27
992,632	e	Plum Creek Timber Co, Inc	49,493
6,236,160		Polytec Asset Holdings Ltd	543
239,856	e	Post Properties, Inc	6,709
206,703	e	Potlatch Corp	9,589
89	e	Premier Investment Co	379
12,638		Primaris Retail Real Estate Investment Trust	194
1,083,765	e	Prologis	44,727
115,225	e	Prospect Capital Corp	1,476
972,000		Prosperity REIT	169
98,885	e	PS Business Parks, Inc	5,696
31,567		PSP Swiss Property AG.	1,837
851,504	e	Public Storage, Inc	84,307
255,043	e	RAB Capital plc	94
376,596	e	RAIT Investment Trust	2,068
101,453		Ramco-Gershenson Properties	2,275
17,774		Rathbone Brothers	306
46,900		Ratos AB (B Shares)	1,072
574,428	e	Realty Income Corp	14,705
184,106	e	Redwood Trust, Inc	4,001
61,273,000		Regal Real Estate Investment Trust	9,141
316,246	e	Regency Centers Corp	21,090
145,562	e	Resource Capital Corp	882
252,408		RioCan Real Estate Investment Trust	4,793
103,000		Saizen REIT	34
53,829		Saul Centers, Inc	2,721
25,341	e	SBI Holdings, Inc	3,794
7,357		Sechilienne-Sidec	421
43	e	Secured Capital Japan Co Ltd	37
563,399	e	Senior Housing Properties Trust	13,426
671,000		Shanghai Industrial Holdings Ltd	1,534
1,241,000		Shimao Property Holdings Ltd	716
326,744		Shinhan Financial Group Co Ltd	11,690
592,000		Silver Grant International	59
1,329,284	e	Simon Property Group, Inc	128,941
251,963		SL Green Realty Corp	16,327
12,276,552		SM Prime Holdings	2,210
7,020		Societe Fonciere Financiere et de Participations FFP	481
4,712		Societe Immobiliere de Location pour l'Industrie et le Commerce	583
34,196	*	Sonae Capital SGPS S.A.	37
120,731		Sovran Self Storage, Inc	5,395
75,860		Sponda Oyj	458
433,125	e	Strategic Hotels & Resorts, Inc	3,270
104,362	e	Sun Communities, Inc	2,067
282,000		Sunlight Real Estate Investment Trust	59
311,759	e	Sunstone Hotel Investors, Inc	4,209

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
982,000	e	Suntec Real Estate Investment Trust	$803
165,786	e	Tanger Factory Outlet Centers, Inc	7,260
522,002	e	Taubman Centers, Inc	26,100
142,812	e	Tishman Speyer Office Fund	108
1,880,700	*	TM International BHD	3,080
541		Tokyu REIT, Inc	3,517
65		Top REIT Inc	236
815	e*	Triplecrown Acquisition Corp	7
511,359		UDR, Inc	13,372
111,752		United Arab Investors	394
140		United Urban Investment Corp	614
67,226		Universal Health Realty Income Trust	2,615
29,712	e	Uranium Participation Corp	173
127,330	e	Urstadt Biddle Properties, Inc (Class A)	2,387
295,849	e	U-Store-It Trust	3,630
729,579	e*	Vantage Drilling Co	2,181
8,773		Vastned Offices/Industrial	182
641,105	e	Ventas, Inc	31,683
2,079,176	e	Virgin Media, Inc	16,425
661,379	e	Vornado Realty Trust	60,152
14,575	*	Vostok Gas Ltd	543
408,666		WABCO Holdings, Inc	14,524
302,041	e	Washington Real Estate Investment Trust	11,064
282,385	e	Weingarten Realty Investors	10,073
21,838	e	Wendel	1,742
1,218,662		Wharf Holdings Ltd	3,482
298,668		Winthrop Realty Trust	1,165
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,006,568

HOTELS AND OTHER LODGING PLACES - 0.27%
1,564,944	e	Accor S.A.	83,578
144,504	e	Ameristar Casinos, Inc	2,051
3,523,300	e	Banyan Tree Holdings Ltd	2,191
120,485	e*	Bluegreen Corp	833
196,415	e	Boyd Gaming Corp	1,838
294,841	e	Choice Hotels International, Inc	7,990
5,646	*	Club Mediterranee S.A.	195
505,682	e	Crown Ltd	3,512
28,000	e	Fujita Kanko, Inc	191
232,620	e*	Gaylord Entertainment Co	6,832
1,544,000		Golden Resorts Group Ltd	21
111,568		Great Eagle Holdings Ltd	248
184,521	e*	Great Wolf Resorts, Inc	675
8,600	e	HIS Co Ltd	100
20,340		Holidaybreak plc	117
2,156,668		Hongkong & Shanghai Hotels	2,109
62,000		Hotel Plaza Ltd	59
84,000		Hotel Properties Ltd	80
807,983		Indian Hotels Co Ltd	1,174
72,292		Intercontinental Hotels Group plc	896
92,778	e*	Isle of Capri Casinos, Inc	837
127,440		Kangwon Land, Inc	1,556
9,800		Kyoritsu Maintenance Co Ltd	171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,700,000	*	Lai Sun Development	$20
709,600		Landmarks BHD	223
395,915	e*	Las Vegas Sands Corp	14,296
124,194	*	Lodgian, Inc	969
119,149	e	Marcus Corp	1,916
1,118,885	e	Marriott International, Inc (Class A)	29,192
485,864	e*	MGM Mirage	13,847
136,254		Millennium & Copthorne Hotels plc	598
13,861,996	v	Minor International PCL	4,601
63,176	e*	Monarch Casino & Resort, Inc	720
114,597	e*	Morgans Hotel Group Co	1,250
21,562	e	NH Hoteles S.A.	255
185,000		Nishi-Nippon Railroad Co Ltd	620
50,531	m*	Orascom Hotels & Development	385
24,257		Orbis S.A.	542
263,262	e	Orient-Express Hotels Ltd (Class A)	6,353
80,461	e*	Outdoor Channel Holdings, Inc	708
2,072		Pierre & Vacances	140
2,528,000		Regal Hotels International Holdings Ltd	72
15,100	e	Resorttrust, Inc	143
37,400		Rezidor Hotel Group AB	110
62,569	e*	Riviera Holdings Corp	460
2,407,013		Shangri-La Asia Ltd	3,448
28,131		Sol Melia S.A.	246
466,000		Stamford Land Corp Ltd	123
1,066,983	e	Starwood Hotels & Resorts Worldwide, Inc	30,025
125,819		Thomas Cook Group plc	499
148,433		TUI Travel plc	574
126,999		United Overseas Land Ltd	225
163,994	e*	Vail Resorts, Inc	5,732
5,246		Warimpex Finanz- und Beteiligungs AG.	26
883,937	e	Wyndham Worldwide Corp	13,887
228,935	e	Wynn Resorts Ltd	18,690
		TOTAL HOTELS AND OTHER LODGING PLACES	268,149

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.90%
141,598	*	3PAR, Inc	913
81,976	e	Aaon, Inc	1,491
2,652,920		Acer, Inc	4,517
336,650	e	Actuant Corp (Class A)	8,497
410,546		Advantech Co Ltd	792
586,578	e*	AGCO Corp	24,994
16,300	e	Aichi Corp	64
44,200	e	Aida Engineering Ltd	183
42,843		Aixtron AG.	252
47,241	e	Alamo Group, Inc	805
161,945	e	Albany International Corp (Class A)	4,426
1,295,577	e	Alfa Laval AB	13,407
148,629	e*	Allis-Chalmers Energy, Inc	1,880
1,348,640	e	Alstom RGPT	102,374
7,859	e*	Alten	228
158,928	e*	Altra Holdings, Inc	2,346
535,986	e	Amada Co Ltd	2,944

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
28,200	e	Amano Corp	$226
50,251	e	Ampco-Pittsburgh Corp	1,302
10,334		Andritz AG.	446
9,325,678		Applied Materials, Inc	141,098
268,275	e*	ARRK Corp	443
22,000	e	Asahi Diamond Industrial Co Ltd	128
22,381	e*	ASM International NV	407
261,470	e	ASM Pacific Technology	1,511
616,907		ASML Holding NV	10,781
94,634	e*	Astec Industries, Inc	2,918
268,303	e*	Asyst Technologies, Inc	644
1,099	*	A-TEC Industries AG.	97
189,269	e	Atlas Copco AB (A Shares)	2,150
108,393		Atlas Copco AB (B Shares)	1,095
30,436		ATS Automation Tooling Systems Inc	179
131,082	e*	AuthenTec, Inc	282
549,155	*	Axcelis Technologies, Inc	934
18,039	e*	Balda AG.	17
176		Belimo Holding AG.	157
1,116,120		Benq Corp	428
5,132		Biesse S.p.A.	44
221,362	e	Black & Decker Corp	13,448
105,935		Black Box Corp	3,658
223,869	*	Blount International, Inc	2,492
2,294		Boewe Systec AG.	45
46,200	e*	Bolt Technology Corp	669
70,794	e	Bradken Ltd	499
2,279,595		Brambles Ltd	14,224
294,026	e	Briggs & Stratton Corp	4,757
4,769,907	*	Brocade Communications Systems, Inc	27,761
388,180	*	Brooks Automation, Inc	3,245
146,800	e	Brother Industries Ltd	1,554
3,648		Bucher Industries AG.	490
342,526	e	Bucyrus International, Inc (Class A)	15,304
1,132		Burckhardt Compression Holding AG.	221
3,712		BWT AG.	90
7,100		Canon Finetech, Inc	75
2,029,851		Canon, Inc	76,953
8,100		Cardo AB	188
9,317	e	Cargotec Corp (B Shares)	190
222,132	e	Carlisle Cos, Inc	6,657
49,777	e	Cascade Corp	2,181
169,386	e	Casio Computer Co Ltd	1,590
3,109,780		Caterpillar, Inc	185,343
113,832		Charter plc	1,269
1,618,500	*	China Railway Construction Corp	2,137
6,500	e	Chiyoda Integre Co Ltd	83
5,309	*	Christ Water Technology AG.	23
387,567	e*	Cirrus Logic, Inc	2,112
1,053,612	e	Citizen Watch Co Ltd	7,302
24,600	e	CKD Corp	107
144,451	e*	Colfax Corp	2,414
123,573	*	Columbus McKinnon Corp	2,913

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,538,602		Compal Electronics, Inc	$2,592
214,196	e*	Cray, Inc	1,110
1,083,019	e	Cummins, Inc	47,350
235,719	e	Curtiss-Wright Corp	10,713
160,690	e*	Cymer, Inc	4,070
45,000		Daifuku Co Ltd	284
7,000		Daihatsu Diesel Manufacturing Co Ltd	46
66,000	e	Daihen Corp	236
215,023	e	Daikin Industries Ltd	7,252
7,468	e	Danieli & Co S.p.A.	164
15,989		Danieli & Co S.p.A.	237
9,305		Datalogic S.p.A.	81
2,708,115		Deere & Co	134,052
8,974,170	*	Dell, Inc	147,894
1,429,024		Delta Electronics, Inc	3,743
29,998	e	Deutz AG.	169
242,018		Diebold, Inc	8,013
10,800	e	Disco Corp	317
56,058		Domino Printing Sciences	207
295,832		Donaldson Co, Inc	12,398
142,800		Dongfang Electric Co Ltd	380
75,560		Doosan Infracore Co Ltd	1,241
1,551,955		Dover Corp	62,932
613,994	e*	Dresser-Rand Group, Inc	19,322
162,582	e*	Dril-Quip, Inc	7,054
8,900		DTS Corp	93
7,849		Duerr AG.	216
8,000	e	Eagle Industry Co Ltd	34
182,000	e	Ebara Corp	481
10,561		Econocom Group	103
206,717	e	Electrolux AB (Series B)	2,418
307,666	*	Electronics for Imaging, Inc	4,286
359,286	e*	Elixir Gaming Technologies, Inc	119
11,993,685	*	EMC Corp	143,444
498,871	e*	Emulex Corp	5,323
190,166	e*	Ener1, Inc	1,485
8,979		Enerflex Systems, Income Fund	111
67,000	*	Energy Recovery, Inc	643
189,834	*	ENGlobal Corp	2,519
144,112	e*	EnPro Industries, Inc	5,355
1,300,000	*	Enric Energy Equipment Holdings Ltd	328
771,824	*	Entegris, Inc	3,736
2,186	*	Envitec Biogas AG.	53
10,930	e*	Eurotech S.p.A.	56
706,360	e*	Extreme Networks, Inc	2,380
184,452	e	Fanuc Ltd	13,877
72,646		Fenner plc	230
102,785		Firich Enterprises Co Ltd	294
80,509	e*	Flanders Corp	507
105,677	e*	Flotek Industries, Inc	1,162
200,728	e*	Flow International Corp	1,020
264,267		Flowserve Corp	23,459
997,714	*	FMC Technologies, Inc	46,444

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
94,084	e*	Fuel Tech, Inc	$1,702
18,500		Fuji Machine Manufacturing Co Ltd	224
898,793	e	FUJIFILM Holdings Corp	23,172
232,000	e	Furukawa Co Ltd	329
461,428	*	Gardner Denver, Inc	16,021
1,882,365		GEA Group AG.	36,434
60,747	e*	Gehl Co	1,788
60,784,552		General Electric Co	1,550,006
33,864		Gildemeister AG.	572
33,000		Glory Ltd	761
452,176	*	GMR Infrastructure Ltd	866
84,322	e	Gorman-Rupp Co	3,181
229,397	e	Graco, Inc	8,169
31,396		Graham Corp	1,699
175		Gurit Holding AG.	145
30,734		Hanjin Heavy Industries & Construction Co Ltd	921
33,656	e*	Harbin Electric, Inc	399
590,000		Harbin Power Equipment	423
605	e	Hardinge, Inc	8
19		Harmonic Drive Systems, Inc	55
26,555	e	Heidelberger Druckmaschinen	418
18,164,484		Hewlett-Packard Co	839,926
315,902	e	Hitachi Construction Machinery Co Ltd	7,808
39,200	e	Hitachi Koki Co Ltd	400
30,000	e	Hitachi Kokusai Electric, Inc	182
473,000	e*	Hitachi Zosen Corp	499
14,962		Homag Group AG.	285
18,000	e	Hosokawa Micron Corp	70
33,202	e*	Hurco Cos, Inc	982
73		Husqvarna AB (A Shares)	1
216,466	e	Husqvarna AB (B Shares)	1,628
312,483		IDEX Corp	9,693
87,186		IMI plc	588
145,180	e*	Immersion Corp	845
2,840	e	Industria Macchine Automatiche S.p.A.	56
12,500	e	Ines Corp	49
10,968	e	Ingenico	275
1,140,520		Ingersoll-Rand Co Ltd (Class A)	35,550
353,731	e*	Intermec, Inc	6,947
7,799,054		International Business Machines Corp	912,177
1,169,615	e	International Game Technology	20,094
23,292		Interpump Group S.p.A.	153
213		Interroll Holding AG.	67
144,790	e*	Intevac, Inc	1,541
285,710		Inventec Appliances Corp	328
2,337,028		Inventec Co Ltd	1,148
71,000	e*	Iseki & Co Ltd	152
838,792		Ishikawajima-Harima Heavy Industries Co Ltd	1,318
70,553	e*	Isilon Systems, Inc	311
203,350	e	Itochu Techno-Science Corp	5,180
952,077		ITT Industries, Inc	52,945
2,150,749	e	Jabil Circuit, Inc	20,518
1,640,291	e	Japan Steel Works Ltd	20,394

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
125,988	*	John Bean Technologies Corp	$1,595
1,041,765		Joy Global, Inc	47,025
98,771		JSW Steel Ltd	1,029
51,000	e	Juki Corp	87
80,953	*	Kadant, Inc	1,843
1,070,000		Kato Works Co Ltd	2,534
145,026	e	Kaydon Corp	6,535
41,680		KCI Konecranes Oyj	997
20,500	e	Keihin Corp	241
283,592		Kennametal, Inc	7,691
29,344	e*	Key Technology, Inc	695
10,588		Koenig & Bauer AG.	181
45,563		Kofax plc	151
2,148,973	e	Komatsu Ltd	35,182
1,303		Komax Holding AG	146
27,900	e	Komori Corp	375
321,883		Kone Oyj (Class B)	8,760
1,054,821	e	Konica Minolta Holdings, Inc	12,055
992,855		Krones AG.	49,375
63,000	e	KS Energy Services Ltd	66
734,055	e	Kubota Corp	4,630
11,075	e	KUKA AG.	272
350,764	e*	Kulicke & Soffa Industries, Inc	1,582
132,874		Kumba Iron Ore Ltd	3,099
114,975	e	Kurita Water Industries Ltd	2,693
1,704,426	e*	Lam Research Corp	53,672
100,743		Larsen & Toubro Ltd	5,330
321,821	e	Lennox International, Inc	10,707
4,406,000	e	Lenovo Group Ltd	1,945
615,129	e*	Lexmark International, Inc (Class A)	20,035
61,908	e	Lindsay Manufacturing Co	4,504
30,000	e	Lintec Corp	492
1,624,816		Lite-On Technology Corp	1,419
51,556	*	Logitech International S.A.	1,177
100,045		Lufkin Industries, Inc	7,939
46,000	e	Makino Milling Machine Co Ltd	183
369,375	e	Makita Corp	7,567
5,510		Manitou BF S.A.	136
859,283	e	Manitowoc Co, Inc	13,362
9,700	e	Mars Engineering Corp	210
22,000		Max Co Ltd	222
541,924		Meggitt plc	1,824
66,000	e	Meidensha Corp	180
17,300		Melco Holdings, Inc	319
252,557		Melrose plc	653
91,639	e	Met-Pro Corp	1,337
77,403		Micron Machinery Co Ltd	990
519,177	*	Micros Systems, Inc	13,841
88,140	e*	Middleby Corp	4,787
130	*	MidgardXXI, Inc	-	^
1,030,622		Mitac International	500
5,322,293	e	Mitsubishi Heavy Industries Ltd	23,117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
85,000		Mitsubishi Kakoki Kaisha Ltd	$177
6,700	e	Modec, Inc	158
193,686	e	Modine Manufacturing Co	2,805
46,200	e	Mori Seiki Co Ltd	558
33,256		Nacco Industries, Inc (Class A)	3,143
105,000		Nachi-Fujikoshi Corp	280
101,343	e*	NATCO Group, Inc (Class A)	4,072
63,356	e*	Natural Gas Services Group, Inc	1,107
300,206	e*	Netezza Corp	3,185
202,890	*	Netgear, Inc	3,043
24,000	e	Nidec Sankyo Corp	116
29,000		Nippon Thompson Co Ltd	123
5,000		Nitto Kohki Co Ltd	88
83,546	e	NN, Inc	1,074
11,422	*	Nordex AG.	313
183,825	e	Nordson Corp	9,028
9,500	e	Noritz Corp	86
73,216		NRW Holdings Ltd	101
589,638		NTN Corp	3,064
2,414	e,v*	OC Oerlikon Corp AG.	478
50,115	e	OCE NV	358
464,340	*	Oil States International, Inc	16,414
295,000	e*	Oki Electric Industry Co Ltd	311
158,853	e	Okuma Holdings, Inc	922
4,074	e	Omega Flex, Inc	92
4,853		ONA S.A.	891
13,000	e	Organo Corp	89
33,000	e	OSG Corp	281
21,682		Outotec Oyj	584
5,411		Palfinger AG.	100
453,299		Pall Corp	15,589
551,773	e	Palm, Inc	3,294
299,250		Pan-International Industrial	356
25,114	e	Pason Systems Inc	309
3,735		Pfeiffer Vacuum Technology AG.	300
7,168	e	Pinguely-Haulotte	91
71,368	e*	PMFG, Inc	1,034
82,954		Psion plc	100
4,067,728		PT United Tractors Tbk	4,011
1,497,098	v	PTT Aromatics & Refining PCL	926
2,352,102		Quanta Computer, Inc	2,946
1,287,388	e,v*	Quantum Corp	1,390
272,884	e*	Rackable Systems, Inc	2,677
1,420		Rational AG.	224
113,230	e*	RBC Bearings, Inc	3,815
394,263		Realtek Semiconductor Corp	671
402,630		Rheinmetall AG.	21,670
53,669	*	Rimage Corp	749
11,500		Riso Kagaku Corp	134
386,722	e*	Riverbed Technology, Inc	4,842
198,273	e	Robbins & Myers, Inc	6,133
1,106,692		Rockwell Automation, Inc	41,324
4,100	e	Roland DG Corp	76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
713,272	e*	Safeguard Scientifics, Inc	$892
116,867	e	Safran S.A.	2,045
946,491	e*	SanDisk Corp	18,504
1,665,526	e	Sandvik AB	17,645
1,500	m,v	Sansei Yusoki Co Ltd	11
59,490	e	Sauer-Danfoss, Inc	1,469
70,000		Scana Industrier	130
148,591	e*	Scansource, Inc	4,278
4,439	e	Schoeller-Bleckmann Oilfield Equipment AG.	269
3,318		Schulthess Group	167
247,021	e*	Scientific Games Corp (Class A)	5,686
1,249,635	m,v*	Seagate Technology	-	^
3,146,279		Seagate Technology, Inc	38,133
238,104	e	Seiko Epson Corp	5,537
132,216	e*	Semitool, Inc	1,082
38,266	e	Service Point Solutions S.A.	68
70,210	e*	Sevan Marine ASA	290
2,662,000	*	Shanghai Electric Group Co Ltd	812
748,047		Shanghai Zhenhua Port Machinery Co	678
24,181		ShawCor Ltd	486
14,000	e	Shima Seiki Manufacturing Ltd	275
35,000	e	Shinko Electric Co Ltd	109
269,590		Shinmaywa Industries Ltd	800
134,356	e*	Sigma Designs, Inc	1,911
15,382	*	Singulus Technologies	110
18,800		Sintokogio Ltd	118
195,294	e	SKF AB (B Shares)	2,495
72,005	e	SMC Corp	7,502
20,000	e	Sodick Co Ltd	65
68,586	e	Solarworld AG.	2,887
223,246	e	SPX Corp	17,190
82,370	e	Standex International Corp	2,286
171,697	e*	STEC, Inc	1,322
22,911		Sulzer AG.	2,438
383,561		Sumitomo Heavy Industries Ltd	1,829
119,208	e*	Super Micro Computer, Inc	1,074
5,680,000	*	Superb Summit International Timber Co Ltd	52
104,618	*	Swisslog Holding AG.	77
829,425		Synnex Technology International Corp	1,300
8,700		Systemair AB	65
62,097	*	T-3 Energy Services, Inc	2,305
461,186	e	Tadano Ltd	2,888
6,900	e	Takeuchi Manufacturing Co Ltd	91
3,009,315		Tat Hong Holdings Ltd	2,285
448,500	e	Techtronic Industries Co	412
98,678	e*	Tecumseh Products Co (Class A)	2,471
7,400	e	Teikoku Piston Ring Co Ltd	38
83,731	e	Tennant Co	2,869
1,367,966	*	Teradata Corp	26,675
790,979	e*	Terex Corp	24,141
76,798	e*	Thermadyne Holdings Corp	1,280

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
298,940		Timken Co	$8,475
224,406	e	Tokyo Electron Ltd	10,155
24,000	e	Tokyo Kikai Seisakusho Ltd	48
18,000	e	Tokyo Seimitsu Co Ltd	219
25,400		Topre Corp	174
6,800	e	Torishima Pump Manufacturing Co Ltd	124
145,895	e	Toro Co	6,025
1,931,812	e	Toshiba Corp	8,425
49,000		Toshiba Machine Co Ltd	171
113,000		Toyo Kanetsu K K	159
216,429		Toyota Tsusho Corp	2,836
70,000		Tsubakimoto Chain Co	280
25,000	e	Tsugami Corp	63
94,043	*	TurboChef Technologies, Inc	578
3,889,824		Tutt Bryant Group Ltd	4,024
64,343	e	Twin Disc, Inc	885
190,395	*	Ultratech, Inc	2,304
4,800	e	Union Tool Co	113
577,662	*	Varian Medical Systems, Inc	33,002
353,536	e*	VeriFone Holdings, Inc	5,847
425,341	*	Verigy Ltd	6,925
48,901	*	Vestas Wind Systems AS	4,268
10,221	e	Wacker Construction Equipment AG.	98
148	e	Wacom Co Ltd	275
458		Walter Meier AG.	53
202,995		Wartsila Oyj (B Shares)	8,552
136,192	e	Watsco, Inc	6,848
101,284		Weir Group plc	1,112
1,983,653	e*	Western Digital Corp	42,291
19,316		Wincor Nixdorf AG.	1,137
1,080,868		Wistron Corp	1,343
378,182	e	Woodward Governor Co	13,338
36,800	e	Yamatake Corp	593
135,288	e	Yokogawa Electric Corp	859
4,540	e	Yushin Precision Equipment Co Ltd	74
40,506	e	Zardoya Otis S.A.	884
235,876	*	Zebra Technologies Corp (Class A)	6,569
140		Zehnder Group AG.	135
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,954,622

INSTRUMENTS AND RELATED PRODUCTS - 4.12%
6,100	e	A&D Co Ltd	39
114,408	e*	Abaxis, Inc	2,254
158,804	e*	Abiomed, Inc	2,819
175,261	e*	Accuray, Inc	1,414
191,543	e*	Advanced Medical Optics, Inc	3,406
303,261	e	Advantest Corp	6,413
444,362	e*	Affymetrix, Inc	3,439
59,757	*	AGFA-Gevaert NV	380
2,279,236	*	Agilent Technologies, Inc	67,602
372,238	e*	Align Technology, Inc	4,031
1,176,463	e	Allergan, Inc	60,588
23,300	e	Aloka Co Ltd	232

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
130,519	e*	Alphatec Holdings, Inc	$600
375,094	e*	Alsius Corp	281
473,948	e*	American Medical Systems Holdings, Inc	8,417
46,880	e	American Science & Engineering, Inc	2,800
33,044		Amplifon S.p.A.	85
72,018	e	Analogic Corp	3,584
99,517	*	Anaren, Inc	1,010
166,664	*	Angiodynamics, Inc	2,633
40,000	e	Anritsu Corp	111
1,066,649		Applied Biosystems, Inc	36,533
105,545	e*	Argon ST, Inc	2,479
139,048	e*	Arthrocare Corp	3,854
417,841		Asia Optical Co, Inc	567
7,575	e	Atrion Corp	780
1,967		Audika	72
48,496	*	Axsys Technologies, Inc	2,858
75,943	e	Badger Meter, Inc	3,566
428,219	e	Bard (C.R.), Inc	40,625
4,081,166		Baxter International, Inc	267,847
17,199,208	m,v	BB Bioventures L.P.	2,237
235,589		Beckman Coulter, Inc	16,724
1,454,685		Becton Dickinson & Co	116,753
103,346	*	Bio-Rad Laboratories, Inc (Class A)	10,244
286,000	*	Biosensors International Group Ltd	87
7,804,824	*	Boston Scientific Corp	95,765
271,273	*	Bruker BioSciences Corp	3,616
256,849	e*	Caliper Life Sciences, Inc	719
77,835	e*	Cantel Medical Corp	749
112,825	*	Cardiac Science Corp	1,169
36,414	e*	CardioNet, Inc	909
306,273	e*	Cepheid, Inc	4,236
162,482	e	Cochlear Ltd	7,786
132,460	e*	Coherent, Inc	4,709
121,720	e	Cohu, Inc	1,926
53,939	e	Compagnie Generale d'Optique Essilor International S.A.	2,694
209,829	*	Conmed Corp	6,715
21,772		Consort Medical plc	206
165,365	e	Cooper Cos, Inc	5,748
16,677		Corin Group plc	36
3,498,630		Covidien Ltd	188,086
755	e*	Cutera, Inc	8
203,775	e*	Cyberonics, Inc	3,464
70,921	e*	Cynosure, Inc (Class A)	1,272
1,397,131	e	Danaher Corp	96,961
79,570		Datascope Corp	4,108
618,793	e	Dentsply International, Inc	23,229
350,379	e*	Depomed, Inc	1,279
137,943	e*	DexCom, Inc	854
106,089	e*	Dionex Corp	6,742
173,521	e	DRS Technologies, Inc	13,318
19,020	*	DXP Enterprises, Inc	1,014
54,180	e*	Eagle Test Systems, Inc	829

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,192,427	e	Eastman Kodak Co	$18,340
57,000	e	Elekta AB (B Shares)	973
5,561,142		Emerson Electric Co	226,839
210,203	e*	EnteroMedics, Inc	677
136,299	e*	ESCO Technologies, Inc	6,566
195,616	*	Esterline Technologies Corp	7,744
393,314	e*	ev3, Inc	3,949
45,567	e*	Exactech, Inc	1,013
13,463	*	Exfo Electro Optical Engineering, Inc	44
93,582	e*	FARO Technologies, Inc	1,906
209,648	e*	FEI Co	4,992
70,203	e*	FGX International Holdings Ltd	777
8,955		Fielmann AG.	628
896,141		Finmeccanica S.p.A.	19,426
654,419	e*	Flir Systems, Inc	25,143
245,694	e*	Formfactor, Inc	4,280
287,093	e*	Fossil, Inc	8,105
26,297		Fresenius SE	1,930
8,600		Furuno Electric Co Ltd	75
466,271	e	Garmin Ltd	15,825
12,884,212		Golden Meditech Co Ltd	2,995
723		Guerbet	123
133,236	e*	Haemonetics Corp	8,223
19,628		Hamworthy plc	132
133,565	*	Hanger Orthopedic Group, Inc	2,331
73,787	e*	Herley Industries, Inc	1,262
74,200		Hexagon AB (B Shares)	849
257,400	e	Hillenbrand, Inc	5,189
3,200		Hioki EE Corp	53
1,370,643	e*	Hologic, Inc	26,495
69,795	e*	ICU Medical, Inc	2,122
73,289	e*	ICx Technologies, Inc	565
155,339	e*	I-Flow Corp	1,446
130,948	e*	II-VI, Inc	5,062
815,972	e*	Illumina, Inc	33,071
1,625		Inficon Holding AG.	180
95,850	e*	Insulet Corp	1,334
90,566	e*	Integra LifeSciences Holdings Corp	3,988
180,371	e*	Intuitive Surgical, Inc	43,466
193,168	e	Invacare Corp	4,663
604,489	*	Invensys plc	2,246
573,099	e*	ION Geophysical Corp	8,132
106,590	*	IRIS International, Inc	1,908
148,365	e*	Itron, Inc	13,135
253,857	e*	Ixia	1,871
17,331	e*	Jenoptik AG.	105
26,000	e	Jeol Ltd	79
16,331,197		Johnson & Johnson	1,131,425
1,074		Kaba Holding AG.	284
53,120	e*	Kensey Nash Corp	1,671
34,167	e	Keyence Corp	6,816
735,681	e	Kla-Tencor Corp	23,284
397,907	e*	Kopin Corp	1,241

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
14,155	e*	K-Tron International, Inc	$1,824
348,168	e*	L-1 Identity Solutions, Inc	5,320
68,193	e*	LaBarge, Inc	1,027
99,780		Largan Precision Co Ltd	1,047
2,500		Lasertec Corp	24
174,662		LG.Philips LCD Co Ltd	4,449
579,243	e*	LTX-Credence Corp	1,008
126,416	e	Luxottica Group S.p.A.	2,909
102,934	*	Lydall, Inc	991
1,200		Mani, Inc	67
301,833	e*	Masimo Corp	11,228
80,474	e*	Measurement Specialties, Inc	1,403
124,189	e*	Medical Action Industries, Inc	1,631
5,696,107		Medtronic, Inc	285,375
173,451	e	Mentor Corp	4,139
189,211	*	Merit Medical Systems, Inc	3,551
203,780	e*	Mettler-Toledo International, Inc	19,970
8,200		Micronics Japan Co Ltd	116
83,910	e*	Micrus Endovascular Corp	1,171
202,756	e*	Millipore Corp	13,950
157,657	e	Mine Safety Appliances Co	6,010
336,050	*	MKS Instruments, Inc	6,691
107,460	e	Movado Group, Inc	2,402
21,967,242	a,m,v*	MPM Bioventures II	9,918
113,701	e	MTS Systems Corp	4,787
1,700		Nakanishi, Inc	145
209,470	e	National Instruments Corp	6,295
162,542	e*	Natus Medical, Inc	3,683
77,021	e*	Neogen Corp	2,170
210,869	e*	Newport Corp	2,273
14,488		Nice S.p.A.	62
13,600		Nidec Copal Corp	155
20,000	e	Nikkiso Co Ltd	103
559,780	e	Nikon Corp	13,429
1,527,362		Nippon Electric Glass Co Ltd	13,836
19,000	e	Nipro Corp	323
6,800	e	Noritsu Koki Co Ltd	85
351,905	e*	NuVasive, Inc	17,359
92,690	e*	NxStage Medical, Inc	391
11,800	e*	ODIM ASA	159
3,200	e	Ohara, Inc	34
112,793	e	Olympus Corp	3,297
89,094	e*	Orthofix International NV	1,660
342,353	*	Orthovita, Inc	890
53,412	e	Osaki Electric Co Ltd	235
22,366	e*	OYO Geospace Corp	879
95,654	e*	Palomar Medical Technologies, Inc	1,288
18,552,894		PCCW Ltd	7,731
402,000	e,m	Peace Mark Holdings Ltd	78
502,478		PerkinElmer, Inc	12,547
516,784	e	Phonak Holding AG.	33,693
93,219	e*	Photon Dynamics Inc	1,431
755,402	e	Pitney Bowes, Inc	25,125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
91,609	e*	Qiagen NV	$1,810
25,479	e	Q-Med AB	112
33,710		Raymarine plc	66
20,746		Renishaw plc	280
290,722	e*	Resmed, Inc	12,501
846,861	e	Rockwell Collins, Inc	40,726
157,050	*	Rofin-Sinar Technologies, Inc	4,807
335,941	e	Roper Industries, Inc	19,135
4,596	*	Roth & Rau AG.	161
162,580	e*	Rudolph Technologies, Inc	1,362
2,543	e	SAES Getters S.p.A.	43
101,225	e	Safilo Group S.p.A.	142
52,972		Samsung Techwin Co Ltd	1,175
9,200		Sectra AB	62
29,000	e	Seiko Holdings Corp	96
144,000	e	Shimadzu Corp	1,167
357,468	e*	Sirf Technology Holdings, Inc	533
102,494	e*	Sirona Dental Systems, Inc	2,386
4,126,206	a,m,v*	Skyline Venture Partners Qualified II	1,710
892,313	m,v*	Skyline Venture Partners Qualified III	431
275,331		Smith & Nephew plc	2,908
103,866	e*	Somanetics Corp	2,272
139,885	e*	Sonic Solutions, Inc	615
84,870	e*	SonoSite, Inc	2,665
171,256	e*	Spectranetics Corp	793
53,242		Spectris plc	637
3,491		Sperian Protection	358
55,174		Spirax-Sarco Engineering plc	898
461,057		Spirent Communications plc	562
2,525,662	*	St. Jude Medical, Inc	109,841
360,714	e*	Star Scientific, Inc	1,284
371,293		STERIS Corp	13,953
2,938		Stratec Biomedical Systems	65
1,307,212	e	Stryker Corp	81,439
9,667		Swatch Group AG.	1,784
78,349		Swatch Group AG.	2,625
185,394	e*	Symmetry Medical, Inc	3,441
80,633	*	Synovis Life Technologies, Inc	1,518
138,930		Synthes, Inc	19,220
95,700	e	Sysmex Corp	4,229
10,200		Tamron Co Ltd	153
220,542	e*	Techne Corp	15,905
402,806	*	Teledyne Technologies, Inc	23,024
634,365	*	Teradyne, Inc	4,954
346,071		Terumo Corp	18,053
2,771,165	*	Thermo Electron Corp	152,414
346,205	e*	Thoratec Corp	9,088
61,925	e*	TomTom NV	1,139
32,600	e	Topcon Corp	215
66,172	e*	Trans1, Inc	654
456,493	e*	Trimble Navigation Ltd	11,805
29,758		Ultra Electronics Holdings	675
4,008		Vaisala Oyj (A Shares)	135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
153,059	*	Varian, Inc	$6,566
169,825	e*	Veeco Instruments, Inc	2,515
27,164	e*	Vision-Sciences, Inc	108
94,390	e*	Vital Images, Inc	1,416
41,426	e	Vital Signs, Inc	3,061
488,551	e*	Vivus, Inc	3,879
70,631	*	Vnus Medical Technologies, Inc	1,478
253,525	*	Volcano Corp	4,383
672,881	*	Waters Corp	39,148
6,588	e*	William Demant Holding	296
190,457	*	Wright Medical Group, Inc	5,798
3,252,903		Xerox Corp	37,506
1,575	e*	X-Rite, Inc	6
1,404		Ypsomed Holding AG.	100
1,361,636	*	Zimmer Holdings, Inc	87,907
123,450	e*	Zoll Medical Corp	4,039
84,534	e*	Zygo Corp	1,063
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,158,148

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
3,710,900	e	AON Corp	166,842
5,935	e	April Group	296
71,162		Benfield Group Ltd	429
420,399	e	Brown & Brown, Inc	9,089
157,485	e*	Crawford & Co (Class B)	2,394
334,879	e	Gallagher (Arthur J.) & Co	8,593
17,486		Grupo Catalana Occidente S.A.	369
1,546,908		Hartford Financial Services Group, Inc	63,408
7,523,191		HBOS plc	17,068
198,712	e	Hilb Rogal & Hobbs Co	9,288
66,812		Jardine Lloyd Thompson Group plc	533
33,433	e	Life Partners Holdings, Inc	1,203
2,564,506	e	Marsh & McLennan Cos, Inc	81,449
27,910	e	MLP AG.	516
227,537	e	National Financial Partners Corp	3,413
1,896,950		QBE Insurance Group Ltd	40,910
79,354		St James's Place plc	309
461,980	e	Unipol Gruppo Finanziario S.p.A.	991
119,361	e*	United America Indemnity Ltd (Class A)	1,699
32,491		White Mountains Insurance Group Ltd	15,263
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	424,062

INSURANCE CARRIERS - 3.97%
1,299,039	e,m,v	ABC Learning Centres Ltd	554
2,039,747		ACE Ltd	110,412
35,202		Aditya Birla Nuvo Ltd	713
4,428,521		Admiral Group plc	81,435
377,696		Aegon NV	3,342
6,033,244		Aetna, Inc	217,860
2,924,410		Aflac, Inc	171,809
1,441,000	e	Aioi Insurance Co Ltd	7,188
106,486		Aksigorta AS	363

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
111,953	e	Alleanza Assicurazioni S.p.A	$1,029
18,474	e*	Alleghany Corp	6,743
1,254,553		Allianz AG.	171,997
272,996		Allied World Assurance Holdings Ltd	9,697
2,125,171		Allstate Corp	98,013
3,475		Alm Brand A/S	66
1,672,175	e	Ambac Financial Group, Inc	3,896
64,048	*	AmCOMP, Inc	743
328,206	e	American Equity Investment Life Holding Co	2,462
688,930		American Financial Group, Inc	20,323
7,067,922	e	American International Group, Inc	23,536
71,021		American National Insurance Co	6,131
48,732		American Physicians Capital, Inc	2,063
55,490	*	American Safety Insurance Holdings Ltd	838
570,074	*	AMERIGROUP Corp	14,389
142,611	*	Amerisafe, Inc	2,596
293,878		Amlin plc	1,682
3,352,003	e	AMP Ltd	19,060
130,555	e	Amtrust Financial Services, Inc	1,774
249,153	*	Arch Capital Group Ltd	18,196
152,653	*	Argo Group International Holdings Ltd	5,625
176,000		Asia Financial Holdings Ltd	53
544,998		Aspen Insurance Holdings Ltd	14,987
458,756	e	Assicurazioni Generali S.p.A.	15,229
1,068,056		Assurant, Inc	58,743
319,131	e	Assured Guaranty Ltd	5,189
724,091		Aviva plc	6,298
2,785,217		AXA Asia Pacific Holdings Ltd	11,460
1,147,777	e	AXA S.A.	37,572
2,251,178		Axis Capital Holdings Ltd	71,385
44,301	e	Baldwin & Lyons, Inc (Class B)	1,062
196,112		Baloise Holding AG.	13,389
325,814		Beazley Group plc	695
166,921		Brit Insurance Holdings plc	546
192,009	e	Castlepoint Holdings Ltd	2,137
228,483	*	Catalyst Health Solutions, Inc	5,968
294,115	*	Centene Corp	6,032
143,732		Chaucer Holdings plc	143
43,544		Chesnara plc	91
848,000		China Insurance International Holdings Co Ltd	1,632
7,245,119	e	China Life Insurance Co Ltd	26,991
2,063,491		Chubb Corp	113,286
680,029	e	Cincinnati Financial Corp	19,340
205,486	e*	Citizens, Inc (Class A)	1,689
178,944	e	CNA Financial Corp	4,695
104,778	e*	CNA Surety Corp	1,750
147,415		CNP Assurances	16,651
1,654,945	e*	Conseco, Inc	5,825
3,584,657	e	Corp Mapfre S.A.	15,670
81,724	e*	Darwin Professional Underwriters, Inc	2,542
259,543		Delphi Financial Group, Inc (Class A)	7,278
78,757		Donegal Group, Inc (Class A)	1,428
43,747		Dongbu Insurance Co Ltd	1,012

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
42,248	e	EMC Insurance Group, Inc	$1,245
337,708		Employers Holdings, Inc	5,869
231,542	e	Endurance Specialty Holdings Ltd	7,159
69,717	e*	Enstar Group Ltd	6,788
14,681		ERGO Previdenza S.p.A.	91
120,712		Erie Indemnity Co (Class A)	5,102
461,558		Everest Re Group Ltd	39,939
44,012		Fairfax Financial Holdings Ltd	14,108
9,683		FBD Holdings plc	160
87,655	e	FBL Financial Group, Inc (Class A)	2,445
786,365		Fidelity National Title Group, Inc (Class A)	11,560
119,249	e*	First Acceptance Corp	405
339,870	e	First American Corp	10,026
70,355	*	First Mercury Financial Corp	1,003
107,006	e	Flagstone Reinsurance Holdings Ltd	1,099
101,111	e	Fondiaria-Sai S.p.A	2,387
51,511	e*	Fpic Insurance Group, Inc	2,647
557,407		Friends Provident plc	948
144,000		Fuji Fire & Marine Insurance Co Ltd	333
3,436,125	e	Genworth Financial, Inc (Class A)	29,585
347,179	e	Great-West Lifeco Inc	10,243
273,557	e*	Greenlight Capital Re Ltd (Class A)	6,289
17,416	*	Hallmark Financial Services	158
454,420		Hannover Rueckversicherung AG.	16,631
214,607		Hanover Insurance Group, Inc	9,769
77,620	e	Harleysville Group, Inc	2,934
785,775		HCC Insurance Holdings, Inc	21,216
944,809	*	Health Net, Inc	22,297
283,966	e*	Healthspring, Inc	6,009
2,632		Helvetia Holding AG.	660
85,071		Highway Insurance Holdings plc	107
176,318		Hiscox Ltd	775
257,591		Horace Mann Educators Corp	3,315
989,537	*	Humana, Inc	40,769
31,792	e	Independence Holding Co	367
33,377		Industrial Alliance Insurance and Financial Services Inc	1,060
78,106	e	Infinity Property & Casualty Corp	3,218
45,551	e	ING CANADA INC	1,539
1,415,073	e	Insurance Australia Group Ltd	4,697
301,785		IPC Holdings Ltd	9,117
106,188		Irish Life & Permanent plc	744
48,950		Just Retirement plc	71
24,556	e	Kansas City Life Insurance Co	1,130
46,279		KBC Groep NV	4,026
23,084		Kingsway Financial Services, Inc	158
34,925		Korean Reinsurance Co	275
90,736	e	LandAmerica Financial Group, Inc	2,200
735,113	e	Leucadia National Corp	33,404
131,009		Liberty Group Ltd	1,074
1,394,831		Lincoln National Corp	59,713
1,512,242		Loews Corp	59,718
257,675	e	Maiden Holdings Ltd	1,121
2,551,464	e	Manulife Financial Corp	91,774

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
35,847	*	Markel Corp	$12,600
945,683	*	MAX India Ltd	3,361
787,409	e	Max Re Capital Ltd	18,292
771,900	e	MBIA, Inc	9,186
305,668	e	Meadowbrook Insurance Group, Inc	2,158
184,974	e	Mediolanum S.p.A.	847
96,252	e	Mercury General Corp	5,270
2,460,436	e	Metlife, Inc	137,784
807,308	e	MGIC Investment Corp	5,675
151,729		Milano Assicurazioni S.p.A.	672
18,269		Milano Assicurazioni S.p.A.	82
1,692,329	e	Millea Holdings, Inc	62,132
298,000		Ming An Holdings Co Ltd	29
563,492		Mitsui Sumitomo Insurance Group Holdings, Inc	19,191
86,613	e*	Molina Healthcare, Inc	2,685
510,483	e	Montpelier Re Holdings Ltd	8,428
668,597		Muenchener Rueckver AG.	100,854
44,051	e	National Interstate Corp	1,059
14,097	e	National Western Life Insurance Co (Class A)	3,412
209,108	e	Nationwide Financial Services, Inc (Class A)	10,315
71,801	*	Navigators Group, Inc	4,164
405,000		Nipponkoa Insurance Co Ltd	2,276
360,873		Nissay Dowa General Insurance Co Ltd	2,000
9,369		Northbridge Financial Corp	257
28,961		Novae Group plc	156
32,783	e	NYMAGIC, Inc	828
146,083	e	Odyssey Re Holdings Corp	6,398
1,733,017		Old Mutual plc	2,426
845,223	e	Old Republic International Corp	10,777
227,828	e	OneBeacon Insurance Group Ltd (Class A)	4,819
421,000		Pacific Century Regional Developments Ltd	74
334,726	e	PartnerRe Ltd	22,791
275,288	*	Philadelphia Consolidated Holding Co	16,124
666,825	e	Phoenix Cos, Inc	6,161
2,340,000	e	PICC Property & Casualty Co Ltd	953
1,307,000	e	Ping An Insurance Group Co of China Ltd	7,654
559,358	e	Platinum Underwriters Holdings Ltd	19,846
218,648	e*	PMA Capital Corp (Class A)	1,928
509,162	e	PMI Group, Inc	1,502
741,343		Power Corp Of Canada	21,734
552,520		Power Financial Corp	17,267
185,388		Premafin Finanziaria S.p.A.	338
130,765	e	Presidential Life Corp	2,065
297,857	e*	Primus Guaranty Ltd	780
1,529,883	e	Principal Financial Group	66,535
184,679	*	ProAssurance Corp	10,342
2,925,354	e	Progressive Corp	50,901
384,103		Protective Life Corp	10,951
2,987,406		Prudential Financial, Inc	215,093
6,489,222		Prudential plc	59,169
369,283	e	Quanta Capital Holdings Ltd	1,019
442,779		Radian Group, Inc	2,232
111,329	e*	RadNet, Inc	446

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
182,447	e	Reinsurance Group of America, Inc (Class A)	$9,852
87,725	e*	Reinsurance Group of America, Inc (Class B)	4,160
445,313		RenaissanceRe Holdings Ltd	23,156
116,054	e	RLI Corp	7,206
8,853,290		Royal & Sun Alliance Insurance Group plc	23,670
99,934	e	Safety Insurance Group, Inc	3,790
47,048		Samsung Fire & Marine Insurance Co Ltd	8,236
2,097,497		Sanlam Ltd	4,515
240		Schweizerische National-Versicherungs-Gesellschaft	147
698,554	e	SCOR	13,583
137,314	e*	SeaBright Insurance Holdings, Inc	1,785
314,112		Selective Insurance Group, Inc	7,199
95,601		SNS Reaal	1,091
18,010	e	Societa Cattolica di Assicurazioni SCRL	836
1,407,157		Sompo Japan Insurance, Inc	11,944
1,645		Sony Financial Holdings, Inc	6,477
292,631	e	Stancorp Financial Group, Inc	15,217
4,750,111		Standard Life plc	20,708
77,206	e	State Auto Financial Corp	2,244
99,932	e	Stewart Information Services Corp	2,973
364,051	e	Storebrand ASA	2,164
911,613	e	Sun Life Financial, Inc	31,865
92,398		Swiss Life Holding	13,415
866,060		Swiss Reinsurance Co	48,071
299,465		T&D Holdings, Inc	15,818
4,571	e*	Topdanmark AS	655
517,275	e	Torchmark Corp	30,933
101,195	e	Tower Group, Inc	2,384
145,836		Tower Ltd	172
136,966	e	Transatlantic Holdings, Inc	7,444
4,003,941		Travelers Cos, Inc	180,978
76,019	e*	Triple-S Management Corp (Class B)	1,238
7,018	e	TrygVesta A.S.	451
15,509		Uniqa Versicherungen AG.	399
125,945	e	United Fire & Casualty Co	3,601
7,847,901		UnitedHealth Group, Inc	199,258
151,730	e	Unitrin, Inc	3,784
264,912	e*	Universal American Financial Corp	3,229
1,580,767		UnumProvident Corp	39,677
769,088	e	Validus Holdings Ltd	17,881
4,760		Vittoria Assicurazioni S.p.A.	71
1,142,837		W.R. Berkley Corp	26,914
416,302	e*	WellCare Health Plans, Inc	14,987
6,112	e	Wesco Financial Corp	2,182
8,826		Wiener Staedtische Allgemeine Versicherung AG.	441
5,626,388	e	XL Capital Ltd (Class A)	100,937
208,802	e	Zenith National Insurance Corp	7,651
250,198		Zurich Financial Services AG.	69,285
		TOTAL INSURANCE CARRIERS	4,003,492

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
71,641	*	China Fire & Security Group, Inc	753
749,564	e*	Corrections Corp of America	18,627

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
265,186	e*	Geo Group, Inc	$5,359
1,374,000	e*	PAN Fish ASA	686
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	25,425

LEATHER AND LEATHER PRODUCTS - 0.16%
168,140	e	Adidas-Salomon AG.	8,982
8,524	e	Antichi Pellettieri S.p.A.	60
3,731,685	*	Coach, Inc	93,441
434,786	e*	CROCS, Inc	1,557
118,497	e*	Genesco, Inc	3,967
32,287	e	Geox S.p.A.	316
294,663	e*	Iconix Brand Group, Inc	3,854
319,138	e	LVMH Moet Hennessy Louis Vuitton S.A.	28,018
1,881,416		Pou Chen Corp	1,163
113,109	*	Steven Madden Ltd	2,803
285,761	e*	Timberland Co (Class A)	4,964
5,797	e	Tod's S.p.A.	292
43,837	e	Weyco Group, Inc	1,467
319,835	e	Wolverine World Wide, Inc	8,463
272,478		Yue Yuen Industrial Holdings	744
		TOTAL LEATHER AND LEATHER PRODUCTS	160,091

LEGAL SERVICES - 0.04%
563,126	*	FTI Consulting, Inc	40,680
62,711	e*	Pre-Paid Legal Services, Inc	2,587
		TOTAL LEGAL SERVICES	43,267

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
131,382	e	Brisa-Auto Estradas de Portugal S.A.	1,307
1,214,124		ComfortDelgro Corp Ltd	1,278
60,236	e*	Emergency Medical Services Corp (Class A)	1,800
277,964	e	Keihin Electric Express Railway Co Ltd	1,822
173,625	e	Keisei Electric Railway Co Ltd	956
496,000		SMRT Corp Ltd	690
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	7,853

LUMBER AND WOOD PRODUCTS - 0.02%
61,135	e	American Woodmark Corp	1,372
409,528	e*	Champion Enterprises, Inc	2,273
25,000		Daiken Corp	45
54,426	e	Deltic Timber Corp	3,464
594,600	e	Louisiana-Pacific Corp	5,530
4,506,724		Masisa S.A.	649
293,871		MFI Furniture plc	137
97,100		Nobia AB	315
19,982	e	Pfleiderer AG.	242
184,752		Sino-Forest Corp	2,328
38,784	e	Skyline Corp	1,025
66,931	e	Sonae Industria SGPS S.A.	211
57,000		Takara Standard Co Ltd	273
101,103	e	Universal Forest Products, Inc	3,530

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
13,289		West Fraser Timber Co Ltd	$436
		TOTAL LUMBER AND WOOD PRODUCTS	21,830

METAL MINING - 1.39%
226,468	e	Aditya Birla Minerals Ltd	209
99,245		African Rainbow Minerals Ltd	1,907
238,235		Agnico-Eagle Mines Ltd	13,006
39,457		Alamos Gold Inc	241
43,180	*	Albidon Ltd	37
231,603	*	Allied Nevada Gold Corp	1,325
150,576	e	Alumina Ltd	380
129,019	*	Andean Resources Ltd	89
5,930,034		Anglo American plc	200,315
68,586		Anglo Platinum Ltd	6,254
295,856		AngloGold Ashanti Ltd	6,873
305,874		Antofagasta plc	2,222
336,693	e*	Apex Silver Mines Ltd	579
22,362	e	Aquiline Resources Inc	88
326,209	*	Aricom plc	148
89,432	e*	Atlas Iron Ltd	113
220,517		Aura Minerals Inc	145
61,171	*	Aurizon Mines Ltd	164
89,509	e*	Avoca Resources Ltd	138
60,064	*	Avocet Mining plc	115
1,843,397		Barrick Gold Corp	67,726
1,430,426		Barrick Gold Corp	52,378
5,017,602		BHP Billiton Ltd	129,808
2,077,152		BHP Billiton plc	47,056
83,491	e	Boliden AB	351
141,817	*	Breakwater Resources Ltd	29
447,429		Cameco Corp	9,695
70,793		CAP S.A.	1,781
31,521	e	Centerra Gold Inc	116
1,076,425	*	Central African Mining & Exploration Co plc	269
480,198		Cia Minera Milpo SAA	1,159
518,077		Cleveland-Cliffs, Inc	27,427
3,159,452	e*	Coeur d'Alene Mines Corp	4,834
1,403,401		Companhia Vale do Rio Doce	26,476
263,876		Companhia Vale do Rio Doce (ADR)	5,053
159,499	m	Compania de Minas Buenaventura S.A.	3,765
42,311		Consolidated Thompson Iron Mines Ltd	145
108,934	e*	Crystallex International Corp	87
75,062	e*	Denison Mines Corp	221
8,466	e	Detour Gold Corp	93
278,575		EASTERN PLATINUM LTD	257
576,617	*	Eldorado Gold Corp	3,598
148,134	e	Energy Resources of Australia Ltd	2,015
84,892		Eurasian Natural Resources Corp	773
55,944	e	European Goldfields Ltd	156
124,988	*	European Nickel plc	29
178,581		Ferrexpo plc	506
79,845	e	First Quantum Minerals Ltd	3,001
35,211	e*	FNX Mining Co, Inc	373

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
254,375		Foundation Coal Holdings, Inc	$9,051
39,077		Franco-Nevada Corp	736
2,125,728	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	120,848
29,434	*	Fronteer Development Group, Inc	85
90,198		GABRIEL RESOURCES LTD	174
49,264	e*	Gammon Gold, Inc	349
199,383	e*	Gindalbie Metals Ltd	112
588,127		Gold Fields Ltd	5,676
789,953		Gold Fields Ltd (ADR)	7,576
1,191,848		Goldcorp, Inc	37,483
98,082	*	Golden Star Resources Ltd	147
84,839	*	Great Basin Gold Ltd	174
67,071		Griffin Mining Ltd	29
20,287		Guyana Goldfields Inc	55
319,707	*	Harmony Gold Mining Co Ltd	3,130
723,470	e*	Hecla Mining Co	3,386
12,195,700	e	Hidili Industry International Development Ltd	5,946
128,080	e	High River Gold Mines Ltd	75
49,390	*	Highland Gold Mining Ltd	61
44,786		Hochschild Mining plc	203
62,980	*	HudBay Minerals, Inc	415
3,398		Hulamin Ltd	7
122,625		Iamgold Corp	676
211,074	e*	Iluka Resources Ltd	802
726,659		Impala Platinum Holdings Ltd	14,834
41,237	e	Independence Group NL	89
52,599		Inmet Mining Corp	2,449
290,503	*	Ivanhoe Mines Ltd	1,761
158,822	e*	Jabiru Metals Ltd	31
67,438	e	Kagara Zinc Ltd	150
16,422		Katanga Mining Ltd	78
1,169,202		Kazakhmys plc	12,279
41,114	e*	Kingsgate Consolidated Ltd	150
1,091,742	e	Kinross Gold Corp	17,531
20,873		Kirkland Lake Gold Inc	134
8,791		Korea Zinc Co Ltd	711
13,180		Labrador Iron Ore Royalty Income Fund	560
1,808,300	v	Lanna Resources PCL	510
40,523		Lonmin plc	1,657
396,786	*	Lundin Mining Corp	1,178
256,027	e*	Lynas Corp Ltd	145
340,860	e	Macmahon Holdings Ltd	443
19,549	*	MAG. Silver Corp	111
48,784	e,m,v*	Midwest Corp Ltd	243
249,472	e	Minara Resources Ltd	325
149,369		Mincor Resources NL	150
20,628	e*	Minefinders Corp	154
338,371		Minsur S.A.	651
31,919	e*	Mirabela Nickel Ltd	115
211,000	v	MMC Norilsk Nickel (ADR)	2,910
5,267,030	e	MMC Norilsk Nickel (ADR)	73,578
105,000	*	MMX Mineracao e Metalicos S.A.	491
645,553	e*	Mount Gibson Iron Ltd	860

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
151,601	*	Murchison Metals Ltd	$157
83,520	e*	New Gold, Inc	388
1,220,504	e	Newcrest Mining Ltd	25,360
1,883,586		Newmont Mining Corp	73,008
21,434	e*	North American Palladium Ltd	44
101,420		Northam Platinum Ltd	559
25,044	*	Northern Dynasty Minerals	106
27,479	*	Northern Iron Ltd	61
105,945	*	Northgate Minerals Corp	141
43,783	e*	Novagold Resources, Inc	288
66,900		Novolipetsk Steel (GDR)	1,261
37,471		Nyrstar	227
121,061	*	Orezone Resources, Inc	57
487,768	e	Orica Ltd	8,238
45,443		Osisko Mining Corp	147
8,325,644	e	Oxiana Ltd	10,564
1,162,312	e*	Paladin Resources Ltd	3,592
88,898	*	PAN American Silver Corp	1,935
2,810,364	e*	Pan Australian Resources Ltd	1,233
283,936	e*	Patriot Coal Corp	8,248
81,866	e	Perilya Ltd	20
25,287		Peter Hambro Mining plc	229
77,830	e*	Platinum Australia Ltd	98
60,600		Polyus Gold Co (ADR)	970
86,402	e,v	Polyus Gold Co (ADR)	1,339
17,538	*	Portman Ltd	296
2,918,500		PT Aneka Tambang Tbk	444
15,613,000		PT International Nickel Indonesia Tbk	5,003
26,983		Quadra Mining Ltd	308
51,949		Quest Capital Corp	71
70,484		Red Back Mining Inc	425
134,936	e*	Resolute Mining Ltd	133
1,036,252	e	Rio Tinto Ltd	69,825
1,979,648		Rio Tinto plc	124,241
3,176		Rio Tinto plc (ADR)	792
303,000	*	Rosetta Resources, Inc	5,563
170,721		Royal Gold, Inc	6,139
75,401	e	Sally Malay Mining Ltd	89
154,338	e*	ShengdaTech, Inc	1,080
335,851		Sherritt International Corp	1,796
26,100	*	Silver Standard Resources, Inc	419
246,894	*	Silver Wheaton Corp	2,002
61,941		Silvercorp Metals Inc	182
110,693	e*	Sino Gold Mining Ltd	354
259,790		Southern Copper Corp	5,014
880,945	e	Southern Copper Corp	16,808
589,922		St Barbara Ltd	131
232,216	e*	Stillwater Mining Co	1,349
2,946,700	e	Straits Asia Resources Ltd	3,097
1,512	e	Sumitomo Titanium Corp	50
584,370	e*	Sundance Resources Ltd	106
34,564	e*	Tanzanian Royalty Exploration Corp	93
58,391	*	Taseko Mines Ltd	116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
822,799		Teck Cominco Ltd (Class B)	$23,364
51,635	e*	Thompson Creek Metals Co, Inc	478
60,658	e	Uex Corp	86
537,126	e*	Uranium One, Inc	1,161
287,438	e*	Uranium Resources, Inc	486
3,068	*	US Gold Corp	4
39,077		Vedanta Resources plc	819
704,179		Volcan Cia Minera S.A. (Series B)	543
38,166	e*	Western Areas NL	230
709,706		Xstrata plc	22,118
1,087,350		Yamana Gold, Inc	8,940
3,753,500		Zijin Mining Group Co Ltd	1,898
		TOTAL METAL MINING	1,399,322

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.23%
40,199	e	Aalberts Industries NV	515
172,644	e	Aderans Co Ltd	2,744
18,400		Alpen Co Ltd	352
28,891	e	Amer Sports Oyj (A Shares)	350
70,772	e	Armstrong World Industries, Inc	2,045
149,071	e	Blyth, Inc	1,690
55,740	e	Bulgari S.p.A.	499
372,976		Callaway Golf Co	5,248
80,000		Chen Hsong Holdings	20
168,000		Chow Sang Sang Hldg	97
1,114,000		Citic Pacific Ltd	3,256
30,000		Daiwa Seiko, Inc	38
175,536	e	Daktronics, Inc	2,924
14,022		Folli-Follie S.A.	204
838		Forbo Holding AG.	334
553,756	e	Fortune Brands, Inc	31,763
3,319,106		Futuris Corp Ltd	3,748
81,653	e	GWA International Ltd	186
1,182,798	e	Hasbro, Inc	41,067
58,512	e	Hills Industries Ltd	204
2,608,000		Hutchison Harbour Ring Ltd	213
12,400	e	Indutrade AB	207
182,889	e*	Intrepid Potash, Inc	5,512
157,620	e*	Jakks Pacific, Inc	3,926
17,277		JUMBO S.A.	279
530,000		Kiu Hung Energy Holdings Ltd	20
102,000		Luk Fook Holdings International Ltd	36
74,984	e	Marine Products Corp	622
1,857,888		Mattel, Inc	33,516
13,000,000		Ming Fung Jewellery Group Ltd	929
8,500		Mitsubishi Pencil Co Ltd	93
26,000		Mitsuboshi Belting Co Ltd	124
112,482		Morgan Crucible Co plc	318
121,656	e	Namco Bandai Holdings, Inc	1,337
156,440	*	Nautilus, Inc	715
10,796,857		Playmates Holdings Ltd	3,073
109,413	*	RC2 Corp	2,188
16,937	e*	RHI AG.	616

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
9,100		Roland Corp	$117
88,294	*	Russ Berrie & Co, Inc	677
53,000	e	Ryobi Ltd	143
223,290	e	Sankyo Co Ltd	11,334
10,000	e	Sato Corp	132
336,825	*	Shuffle Master, Inc	1,714
6,979	e	Societe BIC S.A.	363
137		SRI Sports Ltd	131
49,894	e*	Steinway Musical Instruments, Inc	1,413
82,830	e	Tasaki Shinju Co Ltd	102
45,900	e	Tomy Co Ltd	311
1,783,040		Tyco International Ltd	62,442
176,000		Win Hanverky Holdings Ltd	15
125,355	e	Yamaha Corp	2,138
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	232,040

MISCELLANEOUS REPAIR SERVICES - 0.00% **
3,000		Nichiden Corp	73
		TOTAL MISCELLANEOUS REPAIR SERVICES	73

MISCELLANEOUS RETAIL - 1.17%
188,071	e*	1-800-FLOWERS.COM, Inc (Class A)	1,132
973,000	e*	Alibaba.com Ltd	903
1,997,322	*	Amazon.com, Inc	145,325
9,200		AOKI Holdings, Inc	94
14,160		Avenir Telecom	19
17,300	e	Axis Communications AB	195
212,884	e	Barnes & Noble, Inc	5,552
6,788		BayWa AG.	192
9,450	e	Belluna Co Ltd	43
2,027,893		Best Buy Co, Inc	76,046
22,500	e	Best Denki Co Ltd	85
9,230	e*	Bidz.com, Inc	80
142,675	e	Big 5 Sporting Goods Corp	1,472
35,074		BIM Birlesik Magazalar AS	1,088
69,758	e*	Blue Nile, Inc	2,991
384,062	e	Borders Group, Inc	2,519
90,771	e*	Build-A-Bear Workshop, Inc	661
25,459	*	Buongiorno SpA	25
7,800	*	BW GAS Ltd	59
9,000,000		C&O Pharmaceutical Technology Holdings Ltd	1,531
215,724	e*	Cabela's, Inc	2,606
16,791		Carpetright plc	182
195,529		Cash America International, Inc	7,047
200,000		China Nepstar Chain Drugstore Ltd (ADR)	978
1,380,000	*	China WindPower Group Ltd	48
38,400	e	Circle K Sunkus Co Ltd	637
275,984	e*	CKX, Inc	1,700
5,090		Clarins	398
13,700	e	Clas Ohlson AB (B Shares)	167
4,560	*	cocokara fine HOLDINGS, Inc	56
294,579	e*	Coldwater Creek, Inc	1,706
1,113,825		Compagnie Financiere Richemont AG.	49,213

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
10,574,805		CVS Corp	$355,948
57,423		DCC plc	1,107
312,564	e*	Dick's Sporting Goods, Inc	6,120
93,000		Dickson Concepts International Ltd	31
620,953	*	Dollar Tree, Inc	22,578
18,500	e	Don Quijote Co Ltd	331
13,069	e	Douglas Holding AG.	595
55		Dr Ci:Labo Co Ltd	84
447,757	e*	Drugstore.Com	1,052
57,900	e	EDION Corp	391
2,731		Etam Developpement S.A.	59
234,245	*	Ezcorp, Inc (Class A)	4,404
53,027	e*	Fuqi International, Inc	432
2,254,966		Game Group plc	8,302
2,200		Growell Holdings Co Ltd	45
53,455	*	Grupa Lotos S.A.	604
120,850	e*	GSI Commerce, Inc	1,871
5,483		Hellenic Duty Free Shops S.A.	73
179,753	e*	Hibbett Sports, Inc	3,599
331,047	e	HMV Group plc	758
928,722		Home Retail Group	3,914
275,856	e*	HSN, Inc	3,037
4,833,798		Hutchison Whampoa Ltd	37,126
685,482		Ichitaka Co Ltd	902
437	e	Index Corp	66
31,000		Izumiya Co Ltd	169
55,655	e	Jean Coutu Group PJC Inc/The	387
187		Jelmoli Holding AG.	414
74,593		JJB Sports plc	59
8,900	e	Kojima Co Ltd	35
699,500		Lifestyle International Holdings Ltd	795
173,801		Longs Drug Stores Corp	13,146
25,728		Majestic Wine plc	69
30,000	e*	Maruetsu, Inc	198
174,771		Metro AG.	8,764
8,700		Ministop Co Ltd	158
11,300	e	Mitsuuroko Co Ltd	67
194,401	e	MSC Industrial Direct Co (Class A)	8,956
67,774		N Brown Group plc	269
884,307		Next plc	16,305
104,384		Nippon Mining Holdings, Inc	420
31,900	e	Nissen Holdings Co Ltd	134
183,196	e	Nutri/System, Inc	3,246
989,872	e*	Office Depot, Inc	5,761
880,170	e	OfficeMax, Inc	7,825
8,000		Okuwa Co Ltd	120
1,074,744		Origin Energy Ltd	13,901
4,077,000		OSIM International Ltd	440
4,500		Otsuka Kagu Ltd	41
101,205	e*	Overstock.com, Inc	2,005
234,398	e	Pacific Brands Ltd	366
30,900	e	Parco Co Ltd	326
11,700	e	Paris Miki, Inc	99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,173,600		Parkson Retail Group Ltd	$1,302
65,545	*	PC Connection, Inc	438
57,716	e*	PC Mall, Inc	394
691,728	e	Petsmart, Inc	17,093
162,769	e*	Priceline.com, Inc	11,138
64,566	e	Pricesmart, Inc	1,081
3,923,195	e,v*	Rite Aid Corp	3,178
15,200		Ryohin Keikaku Co Ltd	748
286,000		SA SA International Holdings Ltd	85
212,659	e*	Sears Holdings Corp	19,884
13,900	e	Senshukai Co Ltd	91
305,118		Shoppers Drug Mart Corp	14,722
87,795	e*	Shutterfly, Inc	844
294,700	e	Signet Jewelers Ltd	6,890
38,953		Signet Jewelers Ltd	775
47,000		Sinanen Co Ltd	179
98,735	e*	Stamps.com, Inc	1,152
4,109,078		Staples, Inc	92,454
184,700	e	Sugi Pharmacy Co Ltd	5,243
14,000	e	Sundrug Co Ltd	276
61,709	e	Systemax, Inc	868
22,044		Takkt AG.	308
108		Telepark Corp	112
477,932	e	Tiffany & Co	16,976
10,200		Tsuruha Holdings, Inc	309
335,403		Tsutsumi Jewelry Co Ltd	6,446
1,566	*	Valuevision International, Inc (Class A)	3
3,931,372	e	Walgreen Co	121,715
87,308		WH Smith plc	595
166,169	e	World Fuel Services Corp	3,827
10,400	e	Xebio Co Ltd	202
208,909	e*	Zale Corp	5,223
96,906	e*	Zumiez, Inc	1,597
		TOTAL MISCELLANEOUS RETAIL	1,178,802

MOTION PICTURES - 0.69%
64,179	*	Ascent Media Corp (Series A)	1,567
64,066		Astral Media Inc	1,922
503,100		Astro All Asia Networks plc	444
183,109	e*	Avid Technology, Inc	4,406
3,380,000	*	Big Media Group Ltd	109
990,291	e*	Blockbuster, Inc (Class A)	2,030
3,583,586		CBS Corp (Class B)	52,249
149,608	e	Cinemark Holdings, Inc	2,035
47,853		Cineworld Group plc	97
44,700	e	Culture Convenience Club Co Ltd	336
842,377	e*	Discovery Communications, Inc (Class A)	12,004
994,727	e*	Discovery Communications, Inc (Class C)	14,085
521,562	*	DreamWorks Animation SKG, Inc (Class A)	16,403
335,000	*	eSun Holdings Ltd	40
94,039	e*	Gaiam, Inc (Class A)	997
1,731		Kinepolis	57
473,395	e*	Macrovision Solutions Corp	7,281

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
255,624	e	National CineMedia, Inc	$2,825
13,720,361		News Corp (Class A)	164,507
39,797	e*	Premiere AG.	533
289,305	e	Regal Entertainment Group (Class A)	4,565
7,900	*	RHI Entertainment, Inc	118
50,000		Shaw Brothers (Hong Kong)	72
31,000	e	Shochiku Co Ltd	168
23,744,808		Time Warner, Inc	311,294
30,000	e	Toei Animation Co Ltd	684
92,000		Toei Co Ltd	442
91,657	e	Toho Co Ltd	1,918
6,800	e	Tohokushinsha Film Corp	56
1,700		TV Tokyo Corp	68
770,278	e*	tw telecom inc (Class A)	8,003
3,394,724	*	Viacom, Inc (Class B)	84,325
		TOTAL MOTION PICTURES	695,640

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00% **
1,631	e*	Premier Exhibitions, Inc	3
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	3

NONDEPOSITORY INSTITUTIONS - 0.69%
19,725		Aareal Bank AG.	227
159,850	e	Acom Co Ltd	5,463
365,564		Advance America Cash Advance Centers, Inc	1,093
8,247		Advanta Corp (Class A)	41
238,496	e	Advanta Corp (Class B)	1,963
454,893	e	Aeon Credit Service Co Ltd	4,643
778,303	v	Aeon Thana Sinsap Thailand PCL	713
146,872	e	Aiful Corp	1,136
831,775	e	American Capital Ltd	21,219
5,037,518		American Express Co	178,479
593,106	e*	AmeriCredit Corp	6,008
100,000	g	ARA Asset Management Ltd	35
534,830	e	Ares Capital Corp	5,578
642	e	Asta Funding, Inc	5
316,528	e	Australian Wealth Management Ltd	312
35,057	e*	Banca Italease S.p.A.	224
259,074		Banco Compartamos S.A. de CV	719
110,085		Bank Pekao S.A.	7,946
71,065	e	BlackRock Kelso Capital Corp	819
24,018	e	BlueBay Asset Management plc	105
783,927		BM&FBOVESPA S.A.	3,502
223,162	e*	Boise, Inc	348
257,424	m	Bradford & Bingley plc	92
300,800		Bursa Malaysia BHD	562
1,955,538	e	Capital One Financial Corp	99,732
1,307,332	e	CapitalSource, Inc	16,080
289,703		Cattles plc	404
2,987		Centerline Holding Co	6
29,000	*	Central Finance Co Ltd	59
664,119	e	Challenger Financial Services Group Ltd	1,310
178,563	e	Chimera Investment Corp	1,109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,104,795	e	CIT Group, Inc	$7,689
101,899		Collins Stewart plc	119
137,709	e*	CompuCredit Corp	540
35,918	e*	Credit Acceptance Corp	611
236,838		Credit Saison Co Ltd	3,892
776,710	e	Criteria Caixacorp S.A.	3,734
31,291	e	D Carnegie AB	232
170,313		Deutsche Postbank AG.	6,451
2,417,238		Discover Financial Services	33,406
10,960	e*	Doral Financial Corp	120
87,714	*	Encore Capital Group, Inc	1,202
65,916	e	Federal Agricultural Mortgage Corp (Class C)	270
3,445,303	e	Federal Home Loan Mortgage Corp	5,891
9,101,454	e	Federal National Mortgage Association	13,925
146,487	e	Financial Federal Corp	3,357
114,095	*	First Cash Financial Services, Inc	1,711
4,810,753		First Financial Holding Co Ltd	3,012
344,885	e	First Marblehead Corp	859
688,000		First Shanghai Investments Ltd	88
2,410	*	Formuepleje Epikur AS	215
132,213	e	Gladstone Investment Corp	910
206,394	e	GLG Partners, Inc	1,119
792,094	e	Global Ship Lease, Inc (Class A)	5,046
350,000	*	Golden Pond Healthcare, Inc	2,657
212,335	e*	Guaranty Financial Group, Inc	839
375,390	e*	Heckmann Corp	3,097
462,152		Henderson Group plc	912
150,186	e	Hercules Technology Growth Capital, Inc	1,457
1,665	e*	Hicks Acquisition Co I, Inc	15
33,573	e	Hitachi Capital Corp	409
547,000		Hong Leong Finance Ltd	1,131
139,207		HSBC Infrastructure Co Ltd	280
124,218	e	Hypo Real Estate Holding AG.	733
420,799		ICAP plc	2,714
917,943		ICICI Bank Ltd	10,572
4,682		Indiabulls Securities Ltd	4
1,742	e*	Information Services Group, Inc	9
604,027		Infrastructure Development Finance Co Ltd	942
45,822		Intermediate Capital Group plc	1,004
147,658		International Personal Finance plc	661
24,700	e	Intrum Justitia AB	266
1,245,395		Investor AB (B Shares)	23,321
47,000		Jaccs Co Ltd	103
248,600	e	Japan Securities Finance Co Ltd	1,604
1,188	e	Kenedix, Inc	698
11,730,657		Kim Eng Holdings Ltd	9,957
98,355	e	Kohlberg Capital Corp	845
132,027		Lancashire Holdings Ltd	730
417,840	e	Lender Processing Services, Inc	12,752
413,529	e	MCG Capital Corp	1,083
76,070		Medallion Financial Corp	796
7,716,360		Mega Financial Holding Co Ltd	3,538
34,581		Meliorbanca S.p.A.	138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
131,981	e*	Mercadolibre, Inc	$2,686
53,025	e*	Mitcham Industries, Inc	535
103,420		Moneysupermarket.com Group plc	105
5,467,325	v	National Finance PCL	1,733
124,412	e	Nelnet, Inc (Class A)	1,767
88,706	e*	NewStar Financial, Inc	718
102,430	e	NGP Capital Resources Co	1,492
133,706	e*	NIS Group Co Ltd	147
1,400	*	NTR Acquisition Co	14
207,280	e*	Ocwen Financial Corp	1,669
53,400	e*	OMC Card, Inc	119
83,500	*	Orient Corp	114
203,012		ORIX Corp	25,419
1,529		Osaka Securities Exchange Co Ltd	4,298
1,263		OZ Holding AG.	39
154,046		Paragon Group of Cos plc	182
13,193	m,v*	Paragon Trade Brands, Inc	-	^
123,677	e	Patriot Capital Funding, Inc	788
120,124	e	PennantPark Investment Corp	890
29,101	e	Perpetual Trustees Australia Ltd	1,118
329,639	*	PHH Corp	4,381
2,701,105		Polaris Securities Co Ltd	1,074
50,628	e	Promise Co Ltd	980
88,564		Provident Financial plc	1,374
334,000		Public Financial Holdings Ltd	172
259,200		Redecard S.A.	3,389
28,493	*	RHJ International	258
13,400	e	Ricoh Leasing Co Ltd	233
46,276		Samsung Card Co	1,579
3,505	e	SFCG Co Ltd	160
1,935,852	e*	SLM Corp	23,888
296,481		SM Investments Corp	1,661
150,564		Smiths News plc	193
17,473	e	Student Loan Corp	1,625
3,652,000		Taishin Financial Holdings Co Ltd	722
4,205,650		Taiwan Cooperative Bank	2,341
399,926	e	Takefuji Corp	5,204
1,365,311		Textron, Inc	39,976
360,778	e*	thinkorswim Group, Inc	3,005
966	v	Thornburg Mortgage, Inc	2
2,342,700	v	Tisco Bank PCL	1,077
114,483	e	Tower Australia Group Ltd	266
38,149	e*	Tree.com, Inc	184
3,851,086		Tullett Prebon plc	18,962
94,755	e*	World Acceptance Corp	3,411
		TOTAL NONDEPOSITORY INSTITUTIONS	697,548

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
223,315	e	Adelaide Brighton Ltd	557
45,248	*	African Minerals Ltd	59
141,849	e	AMCOL International Corp	4,434
192,784		Compass Minerals International, Inc	10,100
22,261	*	Gem Diamonds Ltd	278

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
329,954	e*	General Moly, Inc	$1,435
4,094,893		Grupo Mexico S.A. de C.V. (Series B)	4,306
444,356		Haci Omer Sabanci Holding AS	1,671
24,303		Harry Winston Diamond Corp	320
6,600	e	Nippon Ceramic Co Ltd	69
23,000		Nittetsu Mining Co Ltd	64
38,295	*	Petra Diamonds Ltd	69
5,115		S&B Industrial Minerals S.A.	61
76,060		Shore Gold Inc	79
2,311	*	United States Lime & Minerals, Inc	89
393,598	e	Vulcan Materials Co	29,323
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	52,914

OIL AND GAS EXTRACTION - 3.80%
55,772		Antrim Energy Inc	63
12,546		Celtic Exploration Ltd	166
26,277		Aban Offshore Ltd	1,164
218,887	e*	Abraxas Petroleum Corp	571
88,982	e	Acergy S.A.	900
251,197		Addax Petroleum Corp	6,819
57,567		Advantage Energy Income Fund	533
47,378	e	AED Oil Ltd	55
153,231	*	Afren plc	181
19,200	*	AGR Group ASA	115
43,726	e	Aker Kvaerner ASA	708
13,834		AltaGas Income Trust	309
1,783,848		Anadarko Petroleum Corp	86,534
58,350	e*	Anzon Australia Ltd	37
26,935	e	APCO Argentina, Inc	763
47,171	e*	Approach Resources, Inc	682
207,416	e*	Arena Resources, Inc	8,058
285,345	e*	Arrow Energy NL	670
182,093	e	Atlas America, Inc	6,211
144,966	*	ATP Oil & Gas Corp	2,582
213,521	*	Atwood Oceanics, Inc	7,772
348,320	e*	Australian Worldwide Exploration Ltd	712
1,509,828		Baker Hughes, Inc	91,405
59,079	*	Bankers Petroleum Ltd	158
290,875	e*	Basic Energy Services, Inc	6,196
35,421		Baytex Energy Trust	856
709,343	e	Beach Petroleum Ltd	513
287,573	e	Berry Petroleum Co (Class A)	11,138
11,227,132		BG Group plc	203,616
200,283	*	Bill Barrett Corp	6,431
31,466	e	Birchcliff Energy Ltd	272
1,321,112		BJ Services Co	25,273
212,222	e*	BMB Munai, Inc	881
3,177,446		Boart Longyear Group	2,866
18,943		Bonavista Energy Trust	468
3,453	e	Bonterra Energy Income Trust	102
32,275		Bow Valley Energy Ltd	92
34,356	*	BowLeven plc	127
268,597	e*	Brigham Exploration Co	2,952

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
122,418	e*	Bronco Drilling Co, Inc	$1,251
98,907	*	Cairn Energy plc	3,692
253,774	*	Cairn India Ltd	1,162
231,794	e*	Cal Dive International, Inc	2,457
10,892		Calfrac Well Services Ltd	203
129,876	*	Callon Petroleum Co	2,342
33,796		Calvalley Petroleums Inc	46
1,730,801	e*	Cameron International Corp	66,705
913,008		Canadian Natural Resources Ltd	62,626
477,145		Canadian Oil Sands Trust	17,378
202,265	e*	Cano Petroleum, Inc	467
142,558	*	Carrizo Oil & Gas, Inc	5,171
6,682	e*	CAT Oil AG.	31
262,837	e*	Cheniere Energy, Inc	591
2,380,334		Chesapeake Energy Corp	85,359
23,908,400	e	China Oilfield Services Ltd	22,151
522,242	e	Cimarex Energy Co	25,543
44,290	e*	Clayton Williams Energy, Inc	3,124
16,846,200		CNOOC Ltd	18,925
3,090,000		Cnpc Hong Kong Ltd	1,316
107,847	e*	CNX Gas Corp	2,415
53,846	e*	Compagnie Generale de Geophysique S.A.	1,708
274,065	e*	Complete Production Services, Inc	5,517
37,639	*	Compton Petroleum Corp	204
272,965	e*	Comstock Resources, Inc	13,662
346,267	*	Concho Resources, Inc	9,560
87,531	e	Connacher Oil and Gas Ltd	226
70,584	e*	Contango Oil & Gas Co	3,810
137,827	e*	Continental Resources, Inc	5,407
32,675		Corridor Resources Inc	111
24,915		Crescent Point Energy Trust	728
23,239		Crew Energy Inc	218
52,003	*	Dana Petroleum plc	1,108
40,008	e*	Dawson Geophysical Co	1,868
32,343		Daylight Resources Trust	310
337,881	e*	Delta Petroleum Corp	4,588
9,650,471	*	Denbury Resources, Inc	183,745
339,000	e*	DET Norske Oljeselskap	316
675,306	e	Diamond Offshore Drilling, Inc	69,597
43,142	*	Double Eagle Petroleum Co	616
8,800	e*	Electromagnetic GeoServices AS	19
1,285,649		EnCana Corp	82,098
233,130	*	Encore Acquisition Co	9,740
801,576	e*	Endeavour International Corp	1,058
225,751	e*	Energy Partners Ltd	1,957
499,986	e	Energy XXI Bermuda Ltd	1,520
205,330		Enerplus Resources Fund	7,497
250,618	b,m,v*	Enron Corp	-	^
809,549	e	ENSCO International, Inc	46,654
154,028		Ensign Energy Services, Inc	2,414
505,892	e	Equitable Resources, Inc	18,556
31,443	e	ERG S.p.A.	522
262,239	*	Essar Oil Ltd	908

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
47,356	e	Etablissements Maurel et Prom	$757
773,965	e*	EXCO Resources, Inc	12,631
233,546	e*	Exterran Holdings, Inc	7,464
26,312		Fairborne Energy Ltd	231
106,015	e	First Calgary Petroleums Ltd	337
14,861		Flint Energy Services Ltd	150
405,441	e*	Forest Oil Corp	20,110
1,304,000		Formosa Petrochemical Corp	3,031
23,280	e	Fred Olsen Energy ASA	899
199,108	e*	FX Energy, Inc	1,481
308,583		GAIL India Ltd	2,725
24,973	e	Galleon Energy Inc	220
702,843	e*	Gasco Energy, Inc	1,279
62,900		Gazpromneft OAO (ADR)	1,331
171,666	e*	GeoGlobal Resources, Inc	433
35,897	*	Geokinetics, Inc	682
120,901	e*	Geomet, Inc	658
42,915	e*	Georesources, Inc	492
438,958	e*	Global Industries Ltd	3,046
87,481	e*	GMX Resources, Inc	4,182
108,053	e*	Goodrich Petroleum Corp	4,710
1,253,676	e*	Grey Wolf, Inc	9,754
125,912	e*	Gulfport Energy Corp	1,265
4,324,473		Halliburton Co	140,070
161,200		Harvest Energy Trust	2,714
188,259	e*	Harvest Natural Resources, Inc	1,905
337,362	e*	Helix Energy Solutions Group, Inc	8,191
411,823		Helmerich & Payne, Inc	17,787
323,493	*	Hercules Offshore, Inc	4,904
74,223	e*	Heritage Oil Ltd	294
24,024		Highpine Oil & Gas Ltd	192
91,966	e	Houston American Energy Corp	581
516,849		Husky Energy, Inc	21,466
2,100	e	Idemitsu Kosan Co Ltd	170
40,892	*	Imperial Energy Corp plc	748
7,500		INA Industrija Nafte DD (GDR)	4,091
899		Inpex Holdings, Inc	7,640
8,900	*	Integra Group Holdings (GDR)	31
66,171	*	Iteration Energy Ltd	233
80,872	e*	Ivanhoe Energy, Inc	112
2,400		Japan Petroleum Exploration Co	123
97,282		JKX Oil & Gas plc	486
291,000		K1 Ventures Ltd	46
11,000	e	Kanto Natural Gas Development Ltd	61
56,945	e	Kayne Anderson Energy Development Co	964
16,211		KazMunaiGas Exploration Production (GDR)	256
593,205	*	Key Energy Services, Inc	6,881
48,865	*	Lundin Petroleum AB	408
9,855		Major Drilling Group International	275
383,219	*	Mariner Energy, Inc	7,856
109,336	*	Max Petroleum plc	51
349,155	e*	McMoRan Exploration Co	8,254
46,286		Melrose Resources plc	289

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
533,981	*	Meridian Resource Corp	$983
1,231,883	e*	Nabors Industries Ltd	30,699
2,454,381	*	National Oilwell Varco, Inc	123,284
38,939	e	Neste Oil Oyj	812
544,115	e*	Newpark Resources, Inc	3,972
923,361		Nexen Inc	21,430
186,374	e*	Nexus Energy Ltd	169
51,532		Niko Resources Ltd	2,770
1,475,448		Noble Corp	64,772
104,665	e*	Northern Oil And Gas, Inc	851
68,850		NovaTek OAO (GDR)	3,141
29,432		NuVista Energy Ltd	346
214,333	e*	Oceaneering International, Inc	11,428
13,100	*	OGX Petroleo e Gas Participacoes S.A.	2,664
493,300		Oil & Gas Development Co Ltd	595
297,779		Oil & Natural Gas Corp Ltd	6,641
1,185,156		Oil Refineries Ltd	688
91,494		Oilexco Inc	898
925,674	e*	Oilsands Quest, Inc	2,768
226,221	*	OPTI Canada, Inc	2,349
62,600	e*	PA Resources AB	322
39,102	e	Panhandle Oil and Gas, Inc (Class A)	1,119
212,474	*	Parallel Petroleum Corp	2,002
22,727		Paramount Energy Trust	159
14,090		Paramount Resources Ltd	150
640,435	e*	Parker Drilling Co	5,136
1,526,731	e	Patterson-UTI Energy, Inc	30,565
235,992		Penn Virginia Corp	12,611
496,739		Penn West Energy Trust	11,813
14,101		Petro Andina Resources Inc	76
30,414	e*	Petrobank Energy & Resources Ltd	1,153
898,554		Petro-Canada	29,888
23,189,075		PetroChina Co Ltd	24,072
33,900	m,v*	Petrocorp, Inc	-	^
979,184	*	PetroHawk Energy Corp	21,180
20,975		Petroleo Brasileiro S.A (ADR)	785
2,688,388		Petroleo Brasileiro S.A.	59,648
78,991	e*	Petroleum Development Corp	3,505
92,365	e*	Petroleum Geo-Services ASA	1,221
211,000	*	Petrolia Drilling ASA	53
18,205		Petrolifera Petroleum Ltd	58
10,439		Petrominerales Ltd	99
42,282		Petroplus Holdings AG.	1,617
242,416	e*	Petroquest Energy, Inc	3,721
21,566		Peyto Energy Trust	310
403,486	*	Pioneer Drilling Co	5,366
429,774	e	Pioneer Natural Resources Co	22,469
448,851	*	Plains Exploration & Production Co	15,782
89,176	e*	PowerSecure International, Inc	540
595,000		PPB Group BHD	1,487
250,015		Precision Drilling Trust	4,111
35,985	*	Premier Oil plc	628

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,445,681	*	Pride International, Inc	$42,807
1,212	e*	PrimeEnergy Corp	90
20,888		ProEx Energy Ltd	261
19,948		Progress Energy Trust	226
74,200	e	ProSafe ASA	406
95,000	e*	Prosafe Production Public Ltd	226
299,835		Provident Energy Trust	2,676
1,734,500		PTT Exploration & Production PCL	6,506
256,974	e*	Queensland Gas Co Ltd	837
104,347	e*	Quest Resource Corp	278
398,556	e*	Quicksilver Resources, Inc	7,824
232,372	e*	RAM Energy Resources, Inc	672
2,710,765		Range Resources Corp	116,210
41,269		Real Resources Inc	602
83,046	*	Regal Petroleum plc	134
536,687	*	Reliance Petroleum Ltd	1,666
14,700	*	Revus Energy ASA	162
87,803	e*	Rex Energy Corp	1,384
64,479	*	Riversdale Mining Ltd	435
235,236	e*	Roc Oil Co Ltd	197
414,284	e	Rowan Cos, Inc	12,656
151,072	e	RPC, Inc	2,124
3,826,417		Saipem S.p.A.	114,490
53,170	*	Salamander Energy plc	167
474,313	e	Santos Ltd	7,258
24,665		Savanna Energy Services Corp	359
37,644	e	SBM Offshore NV	806
6,050,220		Schlumberger Ltd	472,462
20,000	e*	Seabird Exploration Ltd	26
76,386	e*	SEACOR Holdings, Inc	6,031
322,842	e	SeaDrill Ltd	6,689
123,366	*	Sibir Energy plc	857
145,000		Singapore Petroleum Co Ltd	471
58,548		SK Energy Co Ltd	4,436
1,455,794	e	Smith International, Inc	85,368
19,721	*	Soco International plc	525
31,100	e*	Songa Offshore ASA	296
1,456,616	*	Southwestern Energy Co	44,485
240,274	e	St. Mary Land & Exploration Co	8,566
661,138	*	Sterling Energy plc	42
317,276	e*	Stone Energy Corp	13,430
56,200	e*	Subsea 7, Inc	761
272,256	e*	Sulphco, Inc	547
409,446	*	Superior Energy Services	12,750
17,923		Superior Plus Income Fund	194
80,765	e*	Superior Well Services, Inc	2,044
358,500	e,v	Surgutneftegaz (ADR)	1,900
660,300		Surgutneftegaz (ADR)	3,507
170,035	e*	Swift Energy Co	6,579
1,922,413	e	Talisman Energy, Inc	27,131
61,196		Tatneft (GDR)	4,460
90,213	e	Technip S.A.	5,069
287,085	*	Tetra Technologies, Inc	3,976

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
93,500	e*	TGS Nopec Geophysical Co ASA	$752
774,200	v	Thai Oil PCL	962
279,826		Tidewater, Inc	15,491
1,700,000	*	Titan Petrochemicals Group Ltd	25
86,216	e*	Toreador Resources Corp	775
1,469,745		Transocean, Inc	161,437
143,670		Trican Well Service Ltd	2,160
61,624	e*	Trico Marine Services, Inc	1,053
18,884		Trilogy Energy Trust	141
37,624		Trinidad Energy Services Income Trust Trinidad Drilling Ltd	348
119,482	e*	Tri-Valley Corp	758
522,780		Tullow Oil plc	6,684
206,402	e*	TXCO Resources, Inc	2,072
79,770	e*	Union Drilling, Inc	845
617,615	*	Unit Corp	30,770
51,968	*	Urals Energy PCL	35
196,618	e	UTS Energy Corp	235
587,234	e*	Vaalco Energy, Inc	4,017
114,160	e*	Venoco, Inc	1,484
89,613		Venture Production plc	982
11,980		Verenex Energy Inc	91
13,864		Vermilion Energy Trust	444
559,130	e	W&T Offshore, Inc	15,259
298,382	e*	Warren Resources, Inc	2,978
37,600	*	Wavefield Inseis ASA	108
2,889,700	*	Weatherford International Ltd	72,647
626,000	*	West Siberian Resources Ltd (GDR)	513
192,491	*	Whiting Petroleum Corp	13,717
201,820	e*	Willbros Group, Inc	5,348
474,550	e	Woodside Petroleum Ltd	19,149
6,507,747		XTO Energy, Inc	302,740
		TOTAL OIL AND GAS EXTRACTION	3,834,082

PAPER AND ALLIED PRODUCTS - 0.42%
298,466	e*	AbitibiBowater, Inc	1,155
9,715		Ahlstrom Oyj (Series B)	177
27,756	e	Altri SGPS S.A.	88
413,783	e	Bemis Co	10,845
20,488		Billerud AB	146
220,456	e*	Buckeye Technologies, Inc	1,806
35,618	*	Canfor Corp	273
28,894	e	Cascades Inc	169
89,379		Catalyst Paper Corp	58
267,500	e*	Cenveo, Inc	2,057
42,000		Daio Paper Corp	353
2,284,867	e*	Domtar Corporation	10,510
96,815		Empresas CMPC S.A.	2,892
5,100	e	FP Corp	158
261,259		Glatfelter	3,537
762,091	e*	Graphic Packaging Holding Co	1,905
195,850		Greif, Inc (Class A)	12,852
32,768	e	Grupo Empresarial Ence S.A.	243

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
582,000	e	Hengan International Group Co Ltd	$1,656
45,925	e	Holmen AB (B Shares)	1,494
32,939	e	Huhtamaki Oyj	263
2,946,276	e	International Paper Co	77,134
104,701	e*	Kapstone Paper and Packaging Corp	665
2,146,801		Kimberly-Clark Corp	139,199
687,176	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,963
125,010		Kinnevik Investment AB (Series B)	1,485
38,700	e	Kokuyo Co Ltd	304
1,797,600	e	Lee & Man Paper Manufacturing Ltd	985
3,632		Mayr-Melnhof Karton AG.	276
985,878	e	MeadWestvaco Corp	22,981
168,265	e*	Mercer International, Inc	616
36,720		Metso Oyj	901
3,262		Miquel y Costas & Miquel S.A.	43
126,000		Mitsubishi Paper Mills Ltd	268
25,862	e	Mondi Ltd	135
323,349		Mondi plc	1,509
78,975	e	M-real Oyj (B Shares)	143
80,682		Neenah Paper, Inc	1,598
1,561,000	e	Nine Dragons Paper Holdings Ltd	584
510	e	Nippon Paper Group, Inc	1,490
75,176	e*	Norske Skogindustrier ASA	311
1,491,862	e	OJI Paper Co Ltd	7,500
428,584		Packaging Corp of America	9,935
13,818		Papeles y Cartones de Europa S.A.	84
1,149,220	e,m,v	PaperlinX Ltd	1,589
139	e	Pilot Corp	324
126,046		Portucel Empresa Produtora de Pasta e Papel S.A.	332
118,000	e	Rengo Co Ltd	787
260,670	e	Rock-Tenn Co (Class A)	10,422
18,400	e	Sanrio Co Ltd	204
220,520		Sappi Ltd	2,164
96,818	e	Schweitzer-Mauduit International, Inc	1,839
25,065		Semapa-Sociedade de Investimento e Gestao	248
90,645		Smurfit Kappa Group plc	387
1,080,603	e*	Smurfit-Stone Container Corp	5,079
1,267,245		Sonoco Products Co	37,612
487,951	e	Stora Enso Oyj (R Shares)	4,768
494,540		Svenska Cellulosa AB (B Shares)	5,239
442,388	e	Temple-Inland, Inc	6,751
1,136,000		Uni-Bio Science Group Ltd	27
107,347	e	Uni-Charm Corp	8,240
428,235		UPM-Kymmene Oyj	6,681
72,988	e	Verso Paper Corp	193
261,081	e	Wausau Paper Corp	2,645
9		Yuen Foong Yu Paper Manufacturing Co Ltd	-	^
		TOTAL PAPER AND ALLIED PRODUCTS	419,277

PERSONAL SERVICES - 0.11%
720,923		Cintas Corp	20,698

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
144,142	e*	Coinstar, Inc	$4,613
106,531		Davis Service Group plc	514
26,330		Dignity plc	329
114,107	e	G & K Services, Inc (Class A)	3,771
1,416,241		H&R Block, Inc	32,219
41,595	e	Invocare Ltd	162
159,218	e	Jackson Hewitt Tax Service, Inc	2,442
1,328,973		Kuala Lumpur Kepong BHD	3,729
75,062		Mcbride plc	134
104,000		Modern Beauty Salon Holdings Ltd	17
253,265		Regis Corp	6,965
482,576		Rentokil Initial plc	599
451,230	e*	Sally Beauty Holdings, Inc	3,881
1,084,155	e	Service Corp International	9,064
96,752	e*	Steiner Leisure Ltd	3,326
85,132		Unifirst Corp	3,668
302,109	e	Weight Watchers International, Inc	11,057
		TOTAL PERSONAL SERVICES	107,188

PETROLEUM AND COAL PRODUCTS - 6.86%
64,891	e	Alon USA Energy, Inc	875
194,661	e*	American Oil & Gas, Inc	508
3,686,572		Apache Corp	384,436
522,686	e	Ashland, Inc	15,283
120,239		Bharat Petroleum Corp Ltd	937
37,003,304		BP plc	308,174
27,539	e	BP plc (ADR)	1,382
1,259,321		Cabot Oil & Gas Corp	45,512
11,142,151		Chevron Corp	919,005
16,328,764	e	China Petroleum & Chemical Corp	12,887
7,778,390		ConocoPhillips	569,767
49,000		Cosmo Oil Co Ltd	116
148,699	e*	CVR Energy, Inc	1,267
13,500	e	Daiseki Co Ltd	360
78,697	e	Delek US Holdings, Inc	730
2,658,917		Devon Energy Corp	242,493
514,155		Ecopetrol S.A.	602
2,761,632		ENI S.p.A.	73,200
979,234		EOG Resources, Inc	87,602
1,070		Esso SA Francaise	155
26,671,354		Exxon Mobil Corp	2,071,297
391,151	e	Frontier Oil Corp	7,205
559,375	e*	Gran Tierra Energy, Inc	2,075
235,065	e*	Headwaters, Inc	3,138
22,386		Hellenic Petroleum S.A.	239
1,902,612		Hess Corp	156,166
162,372	e	Holly Corp	4,696
474,611	e	Imperial Oil Ltd	20,327
10,154	e*	InterOil Corp	272
463,164		LUKOIL (ADR)	27,763
4,805,580		Marathon Oil Corp	191,598
27,472		Motor Oil Hellas Corinth Refineries S.A.	413
1,204,489		Murphy Oil Corp	77,256

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
485,200	*	Newfield Exploration Co	$15,522
1,272,224		Noble Energy, Inc	70,723
8,337,472		Occidental Petroleum Corp	587,375
184,541		OMV AG.	7,778
7,427		Parkland Income Fund	68
22,000		Peab Industri AB (B Shares)	158
87,600		Petrobras Energia Participaciones S.A.(ADR) (Class B)	862
2,971,343		Petroleo Brasileiro S.A. (ADR)	130,591
113,879		PGG Wrightson Ltd	122
332,121		Polski Koncern Naftowy Orlen S.A.	4,795
192,318		Premier Farnell plc	565
1,845,600	v	PTT PCL	12,575
65,181	e	Quaker Chemical Corp	1,855
882,189		Repsol YPF S.A.	26,144
1,251,864		Rosneft Oil Co (GDR)	8,664
4,397,415	e	Royal Dutch Shell plc (A Shares)	126,999
3,628,120		Royal Dutch Shell plc (B Shares)	101,924
5,902		Rubis	418
629,466	e*	SandRidge Energy, Inc	12,338
236,157		Saras S.p.A.	986
757,562		Showa Shell Sekiyu KK	7,378
34,102		SK Corp	3,175
44,166		S-Oil Corp	2,544
986,008	e	Statoil ASA	23,431
2,065,958		Suncor Energy, Inc	85,414
3,872,106		Suncor Energy, Inc	163,171
467,178		Sunoco, Inc	16,622
654,645	e	Tesoro Corp	10,795
28,770	e	TonenGeneral Sekiyu KK	236
3,269,923	e	Total S.A.	198,648
126,153		Tupras Turkiye Petrol Rafine	2,301
2,385,867		Valero Energy Corp	72,292
90,304	e	WD-40 Co	3,245
167,664	e	Western Refining, Inc	1,695
900	e	YPF S.A. (ADR) (Class D)	44
		TOTAL PETROLEUM AND COAL PRODUCTS	6,929,189

PIPELINES, EXCEPT NATURAL GAS - 0.13%
226,609	e	APA Group	557
27,069		Pembina Pipeline Income Fund	410
2,483,147		Spectra Energy Corp	59,099
892,732	e	TransCanada Corp	32,018
2,106,207		Wellstream Holdings plc	38,785
		TOTAL PIPELINES, EXCEPT NATURAL GAS	130,869

PRIMARY METAL INDUSTRIES - 0.97%
44,158	e	Acerinox S.A.	791
8,368	e*	Advanced Metallurgical Group NV	342
5,600		Ahresty Corp	49
43,000	e	Aichi Steel Corp	176
819,800		AK Steel Holding Corp	21,249
3,033,065		Alcoa, Inc	68,487
450,126	e	Allegheny Technologies, Inc	13,301

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,828,000	e	Aluminum Corp of China Ltd	$2,330
972,720		Angang New Steel Co Ltd	902
559,636		Arcelor	28,349
9,800		Asahi Pretec Corp	191
15,600		BE Group AB	88
7,978		Bekaert S.A.	1,065
266,610	e	Belden CDT, Inc	8,476
918,823	e	BlueScope Steel Ltd	5,415
12,326	*	Boryszew S.A.	16
117,234	e*	Brush Engineered Materials, Inc	2,177
17,470	e	Canam Group Inc	120
393,998		Carpenter Technology Corp	10,106
438,987		Catcher Technology Co Ltd	1,410
197,513	e*	Century Aluminum Co	5,469
9,023,859		China Steel Corp	9,019
32,000	e	Chugai Ro Co Ltd	156
53,046	e*	Coleman Cable, Inc	532
421,527	e*	CommScope, Inc	14,602
347,026		Companhia Siderurgica Nacional S.A.	7,431
12,924	*	Corinth Pipeworks S.A.	38
7,717,650		Corning, Inc	120,704
49,517		Daewoo International Corp	1,302
26,923	e	Daido Steel Co Ltd	142
83,527		Delta plc	159
33,700		Dongkuk Steel Mill Co Ltd	1,041
96,485		DOWA HOLDINGS CO Ltd	433
7,028	e	Draka Holding	145
14,866		Duro Felguera S.A.	102
3,158		EL Ezz Aldekhela Steel Alexandria	769
245,334		El Ezz Steel Co	823
17,990		Elval Aluminium Process Co	38
116,273	e	Encore Wire Corp	2,106
200,231		Equinox Minerals Ltd	474
748,820		Eregli Demir ve Celik Fabrikalari TAS	3,766
11,000		Evraz Group S.A. (GDR)	424
365,050		Feng Hsin Iron & Steel Co	477
226,000	e	Fujikura Ltd	878
3,689,127		Furukawa Electric Co Ltd	16,291
96,000		Furukawa-Sky Aluminum Corp	210
75,357	e*	Fushi Copperweld, Inc	730
230,687	e*	General Cable Corp	8,219
56,578	e*	General Steel Holdings, Inc	404
547,481	e	Gerdau Ameristeel Corp	5,273
249,198		Gerdau S.A.	2,377
166,838	e	Gibraltar Industries, Inc	3,122
50,000	e	Godo Steel Ltd	159
6,155		Grupa Kety S.A.	203
18,974		Halcor S.A.	34
69,185	e*	Haynes International, Inc	3,240
664,869		Hindalco Industries Ltd	1,409
29,352	e	Hoganas AB (Class B)	448
196,229	*	Horsehead Holding Corp	1,158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
203,800		Hubbell, Inc (Class B)	$7,143
53,224		Hyundai Steel Co	2,670
80,000		JFE Shoji Holdings, Inc	284
1,236,412		Jiangxi Copper Co Ltd	1,238
61,283		Johnson Matthey plc	1,491
120,374		KGHM Polska Miedz S.A.	2,550
49,018		KME Group S.p.A.	46
3,389,975		KNM Group BHD	1,256
2,850,671		Kobe Steel Ltd	5,736
32,000	e	Kurimoto Ltd	27
5,600	e	Kyoei Steel Ltd	108
17,554		Leoni AG.	531
2,188,000	e	Maanshan Iron & Steel	690
149,476		Magnitogorsk Iron & Steel Works (GDR)	1,186
1,900	e	Maruichi Steel Tube Ltd	52
9,912	e	Matsuda Sangyo Co Ltd	164
176,289		Matthews International Corp (Class A)	8,945
151,200	e	Mechel Steel Group OAO (ADR)	2,716
128,599	e*	Metalico, Inc	759
176,000		Midas Holdings Ltd	52
3,224,552		Mitsubishi Materials Corp	10,128
82,000	e	Mitsubishi Steel Manufacturing Co Ltd	242
334,398	e	Mitsui Mining & Smelting Co Ltd	781
281,675		Mittal Steel South Africa Ltd	5,684
225,985		Mueller Industries, Inc	5,200
38,000	e	Nakayama Steel Works Ltd	124
12,100		Neturen Co Ltd	77
57,000		Nippon Denko Co Ltd	357
31,000		Nippon Koshuha Steel Co Ltd	33
204,000	e	Nippon Light Metal Co Ltd	239
52,000	e	Nippon Metal Industry Co Ltd	96
4,766,722	e	Nippon Steel Corp	17,995
46,500	e	Nippon Yakin Kogyo Co Ltd	172
72,425	e	Nisshin Steel Co Ltd	140
200,060	e	Norsk Hydro ASA	1,353
49,982	e*	Northwest Pipe Co	2,180
1,677,573		Nucor Corp	66,264
58,025	e	Olympic Steel, Inc	1,711
93,498	e	OneSteel Ltd	346
6,200		Osaka Steel Co Ltd	81
34,448		Outokumpu Oyj	549
65,000	e	Pacific Metals Co Ltd	471
293,600		Parkson Holdings BHD	328
59,872		POSCO	22,460
838,527	e	Precision Castparts Corp	66,059
13,189	e*	Recylex S.A.	90
132,527	e*	RTI International Metals, Inc	2,592
139,580		Salzgitter AG.	14,115
45,000	e	Sanyo Special Steel Co Ltd	235
3,616		Schmolz + Bickenbach AG.	140
81,194	e	Schnitzer Steel Industries, Inc (Class A)	3,186
220,850		Severstal (GDR)	2,349
3,298,000		Shougang Concord International Enterprises Co Ltd	475

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
41,655		Sidenor Steel Products Manufacturing Co S.A.	$308
9,800	m,v*	Siderar SAIC (ADR) (Class A)	506
519,832		Steel Authority Of India	1,439
902,399	e	Steel Dynamics, Inc	15,422
238,844		Sterlite Industries India Ltd	2,215
642,333	e	Straits Resources Ltd	1,252
898,812		Sumitomo Electric Industries Ltd	9,783
115,000	e	Sumitomo Light Metal Industries Ltd	112
11,023,370	e	Sumitomo Metal Industries Ltd	34,174
289,852	e	Sumitomo Metal Mining Co Ltd	2,905
48,166	e*	Sutor Technology Group Ltd	158
94,000		SWCC Showa Holdings Co Ltd	106
21,399		Taihan Electric Wire Co Ltd	536
196,937		Tata Steel Ltd	1,822
245,361		Tenaris S.A. (ADR)	9,150
123,815	e	Texas Industries, Inc	5,059
422,587	e	Titanium Metals Corp	4,792
26,805		TKH Group NV	497
1,454	e	Toho Titanium Co Ltd	22
53,000	e	Toho Zinc Co Ltd	145
151,122	e	Tokyo Steel Manufacturing Co Ltd	1,670
17,000		Tokyo Tekko Co Ltd	41
49,000		Toyo Kohan Co Ltd	203
166,351	e	Tredegar Corp	2,959
50,085		Tubacex S.A.	317
90,892		Tubos Reunidos S.A.	340
821,000		Tung Ho Steel Enterprise Corp	688
515,005		Umicore	15,904
557,692		United States Steel Corp	43,282
52,103	e*	Universal Stainless & Alloy	1,331
58,193		Usinas Siderurgicas de Minas Gerais S.A.	1,173
700,556	e	Vallourec	151,164
292,001	e	Voestalpine AG.	9,125
34,619		Von Roll Holding AG.	345
12,286,150		Walsin Lihwa Corp	3,340
6,800,000	*	Wonson International Holdings Ltd	42
381,900	e	Worthington Industries, Inc	5,706
136,100		Yamato Kogyo Co Ltd	4,756
130,000		Yodogawa Steel Works Ltd	583
		TOTAL PRIMARY METAL INDUSTRIES	976,615

PRINTING AND PUBLISHING - 0.37%
289,360	e*	ACCO Brands Corp	2,182
38,396		Agora S.A.	440
107,424	e	AH Belo Corp (Class A)	554
26,406		Alma Media	303
306,864	e	American Greetings Corp (Class A)	4,692
2,324,000		AMVIG Holdings Ltd	1,754
132,366	e	APN News & Media Ltd	345
48,605	e	Arnoldo Mondadori Editore S.p.A.	246
542,136		Belo (A.H.) Corp (Class A)	3,231
169,478		Bowne & Co, Inc	1,957

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
15,612		Caltagirone Editore S.p.A.	$68
23,200	e	Cermaq ASA	151
116,154	e*	China Information Security Technology, Inc	546
2,760,000		Chung Tai Printing Holdings Ltd	36
55,715	e*	Consolidated Graphics, Inc	1,690
59,022	e	Courier Corp	1,202
46,037	e	CSS Industries, Inc	1,185
963,518		Dai Nippon Printing Co Ltd	12,996
105,834		Daily Mail & General Trust	611
8,966		Davis & Henderson Income Fund	130
70,346		De La Rue plc	1,142
192,241	*	Dogan Yayin Holding	222
113,506	e*	Dolan Media Co	1,145
375,670		Dun & Bradstreet Corp	35,448
151,100	e	Eniro AB	533
150,829	e	Ennis, Inc	2,332
122,564	e	EW Scripps Co (Class A)	867
9,400	e	Fuji Seal International, Inc	152
20,133,000		Fung Choi Media Group Ltd	2,449
135,959		Future plc	56
33,000	e	Gakken Co Ltd	86
1,422,225	e	Gannett Co, Inc	24,050
130,588	e,v	GateHouse Media, Inc	64
231,605	e	Harte-Hanks, Inc	2,402
150,651	*	Hurriyet Gazetecilik AS	154
31,474	*	Impresa SGPS	50
215,482		Independent News & Media plc	352
189,116	e	John Fairfax Holdings Ltd	405
202,622	e	John Wiley & Sons, Inc (Class A)	8,196
219,903		Johnston Press plc	126
265,032	e	Journal Communications, Inc (Class A)	1,293
30,000		Kyodo Printing Co Ltd	77
75,048		Lagardere S.C.A.	3,383
15,550		Lambrakis Press S.A.	62
328,377	e	Lee Enterprises, Inc	1,149
136,770	e*	Martha Stewart Living Omnimedia, Inc (Class A)	1,164
302,140	e	McClatchy Co (Class A)	1,329
1,610,711	e	McGraw-Hill Cos, Inc	50,915
621,761	*	Mecom Group plc	174
131,241		Media General, Inc (Class A)	1,631
145,460	e	Meredith Corp	4,079
191,019	e*	MSCI, Inc (Class A)	4,584
47,486	e	Multi-Color Corp	1,134
519,277	e	New York Times Co (Class A)	7,420
446,000		Next Media Ltd	109
332,000		Oriental Press Group	39
690,791	e	Orkla ASA	6,357
32,010	e	PagesJaunes Groupe S.A.	447
1,773,384		Pearson plc	19,212
118,302	e*	Playboy Enterprises, Inc (Class B)	466
264,040	e	PMP Ltd	265
148,132	e*	Presstek, Inc	835
215,935	e	Primedia, Inc	525

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
10,600	e	PRONEXUS, Inc	$74
17,678		Quebecor, Inc (Class B)	418
401,936	e*	R.H. Donnelley Corp	800
946,252		R.R. Donnelley & Sons Co	23,212
62,849	e	RCS MediaGroup S.p.A.	131
1,241,290		Reed Elsevier NV	18,415
3,184,126		Reed Elsevier plc	31,707
20,751	e	Sanoma-WSOY Oyj	392
73,617	e	Schawk, Inc (Class A)	1,113
26,100	e	Schibsted ASA	485
141,388	e	Scholastic Corp	3,631
2,045,811	e	Singapore Press Holdings Ltd	5,708
72,847		St Ives Group plc	127
105,515	e	Standard Register Co	1,039
17,524	e	Telegraaf Media Groep NV	479
23,374		Teleperformance	652
30,230		Teranet Income Fund	310
301,199		Thomson Corp	8,188
207,756		Thomson Reuters plc	4,642
34,300		Toppan Forms Co Ltd	345
1,104,844	e	Toppan Printing Co Ltd	8,616
24,361		TORSTAR CORP (CLASS B)	263
27,508		Transcontinental Inc	342
217,482		Trinity Mirror plc	331
677,560		United Business Media Ltd	5,969
307,515	e*	Valassis Communications, Inc	2,663
229,469	e*	VistaPrint Ltd	7,536
21,753		Washington Post Co (Class B)	12,111
75,148	e	West Australian Newspapers Holdings Ltd	549
169,911		Wolters Kluwer NV	3,444
562,463		Yell Group plc	778
601,483		Yellow Pages Income Fund	5,623
		TOTAL PRINTING AND PUBLISHING	371,292

RAILROAD TRANSPORTATION - 0.93%
353,215	e	Asciano Group	923
1,458,623		Burlington Northern Santa Fe Corp	134,821
928,815		Canadian National Railway Co	44,318
219,660		Canadian Pacific Railway Ltd	11,779
4,428		Central Japan Railway Co	41,754
2,550,089		CSX Corp	139,158
2,431		Delachaux S.A.	186
9,012		East Japan Railway Co	67,208
2,642,133		Firstgroup plc	25,224
167,328	e*	Genesee & Wyoming, Inc (Class A)	6,278
1,224,000		Guangshen Railway Co Ltd	607
1,655,670		Hankyu Hanshin Holdings, Inc	7,605
344,667	e*	Kansas City Southern Industries, Inc	15,289
1,724,228		MTR Corp	5,091
2,112,903		Norfolk Southern Corp	139,895
405,921	e	Odakyu Electric Railway Co Ltd	3,005
2,264,397		Stagecoach Group plc	10,291
3,754,407		Union Pacific Corp	267,164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,882		West Japan Railway Co	$20,907
		TOTAL RAILROAD TRANSPORTATION	941,503

REAL ESTATE - 0.48%
281,992	e	Abacus Property Group	206
14,804		Acanthe Developpement S.A.	39
15,660	*	Aedes S.p.A.	13
283,300	e	Aeon Mall Co Ltd	8,444
1,686		Affine S.A.	66
15,818		Africa Israel Investments Ltd	399
4,642,000	e	Agile Property Holdings Ltd	2,121
14,900		Airport Facilities Co Ltd	74
66,635	*	Alerion Industries S.p.A.	53
16,809,746		Allgreen Properties Ltd	7,484
2,133		Allreal Holding AG.	242
12,823		Alstria Office REIT-AG.	159
4,003,100	v	Amata Corp PCL	993
343,105		AMP NZ Office Trust	257
271	e	Apamanshop Holdings Co Ltd	10
649	e	Ardepro Co Ltd	13
4,731,473	e	Ascendas Real Estate Investment Trust	6,250
185,408	e	Aspen Group	169
21,700	e	Atrium Co Ltd	94
405,776		Australand Property Group	181
13,787,243		Ayala Land, Inc	2,776
1,882,000		Beijing Capital Land Ltd	268
709,278	e	Beni Stabili S.p.A.	655
120,891	*	Blackrock International Land plc	16
53,655		Bovis Homes Group plc	366
80,800	*	Brioschi Sviluppo Immobiliare	32
528,134		British Land Co plc	7,124
152,193		Brixton plc	573
107,779		Brookfield Properties Co	1,707
251,153	e	Brookfield Properties Corp	3,922
31,000		Bukit Sembawang Estates Ltd	135
9,047		CA Immo International AG.	53
32,696	*	CA Immobilien Anlagen AG.	322
28,102		Capital & Regional plc	86
2,998,741		CapitaLand Ltd	6,537
81,856	e	Castellum AB	720
828,000		Cathay Real Estate Development Co Ltd	233
707,615	e*	CB Richard Ellis Group, Inc (Class A)	9,461
551,700	v	Central Pattana PCL	272
396,669	e*	Centro Properties Group	28
674,710	e	Centro Retail Group	63
4,423,565		Champion Real Estate Investment Trust	1,809
5,235,255		Cheuk Nang Holdings Ltd	1,146
1,236,313		Cheung Kong Holdings Ltd	14,006
4,311,000		China Aoyuan Property Group Ltd	465
73,000	m	China Merchants Holdings Pacific Ltd	37
3,843,500	e	China Overseas Land & Investment Ltd	4,658
934,000	e	China Resources Land Ltd	992
1,072,320		China Vanke Co Ltd	754

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,309,633		Chinese Estates Holdings Ltd	$4,101
366,865	e	City Developments Ltd	2,294
78,203	e	Citycon Oyj	256
14,100	*	CLS Holdings plc	87
7,015	e	Colonia Real Estate AG.	39
11,132		ComBOTS AG.	119
3,704		Compagnie Generale Immobiliere	913
31,970	e	Consolidated-Tomoka Land Co	1,381
30,208	*	Conwert Immobilien Invest AG.	285
224,356		Corio NV	15,940
66,000	e	Cosmos Initia Co Ltd	58
3,228,000	e	Country Garden Holdings Co Ltd	1,026
60	e	Creed Corp	47
224,448		Cyrela Brazil Realty S.A.	2,300
26,300	e	Daibiru Corp	198
1,445,900		Daiman Development BHD	675
760,295		Dawnay Day Treveria plc	100
2,198,129		DB RREEF Trust	2,586
72,247		Derwent London plc	1,360
192,727	*	Desarrolladora Homex S.A. de C.V.	1,424
12,117		Deutsche Euroshop AG.	395
10,173	*	Deutsche Wohnen AG.	128
16,889		Development Securities plc	117
7,831		DIC Asset AG.	110
97,581		Douja Promotion Groupe Addoha S.A.	1,932
5,692		Dundee Real Estate Investment Trust	159
63,537	e	DuPont Fabros Technology, Inc	969
243,256	*	Echo Investment S.A.	414
1,814,300	v	Erawan Group PCL	168
8,889		Eurobank Properties Real Estate Investment Co	96
18,969		Eurocommercial Properties NV	826
130,702		Fabege AB	742
302,000	e	Far East Consortium	59
258,240,000		Filinvest Land, Inc	3,581
89,572	e	FKP Property Group	278
309,263	e	Forest City Enterprises, Inc (Class A)	9,485
204,676	*	Forestar Real Estate Group, Inc	3,019
22		Funai Zaisan Consultants Co Ltd	18
49,085	e*	FX Real Estate and Entertainment, Inc	51
114,696		Gafisa S.A.	1,453
65,391		Gazit Globe Ltd	477
71,716	e	Gecina S.A.	7,730
264,000	e*	Genting International plc	85
139,704	*	Globe Trade Centre S.A.	1,284
11,470	e	Goldcrest Co Ltd	170
48,052		Grainger plc	175
13,492,100		Greentown China Holdings Ltd	6,792
119,079	e	Grubb & Ellis Co	322
903,136	e	Guangzhou R&F Properties Co Ltd	829
266,537		Hammerson plc	4,699
129,000		Hang Lung Group Ltd	409
1,397,734		Hang Lung Properties Ltd	3,290
69,000		Heiwa Real Estate Co Ltd	247

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
31,738		Helical Bar plc	$173
1,474,597		Henderson Land Development Co Ltd	6,573
123,000		Ho Bee Investment Ltd	53
124,000		Hong Fok Corp Ltd	38
4,078,674	e	Hopson Development Holdings Ltd	2,072
44,800	e	Hufvudstaden AB (Series A)	348
2,769,470		Hysan Development Co Ltd	7,209
20,495		ICADE	1,660
78	e	IDU Co	8
10,733,200		IGB Corp BHD	4,345
57,939	e	Immobiliare Grande Distribuzione	130
407,496	e	IMMOFINANZ Immobilien Anlagen AG.	1,442
145,349	*	Inmobiliaria Colonial S.A.	44
708		Intershop Holdings	197
14,800	e*	IRSA Inversiones y Representaciones S.A. (GDR)	108
72,580	e	IVG Immobilien AG.	699
57,004		IVR Prime Urban Developers Ltd	130
20,000	e	Japan General Estate Co Ltd	45
2,001,600		Johor Land BHD	605
28,300	e	Joint Corp	60
189,961	e	Jones Lang LaSalle, Inc	8,260
871,000		K Wah International Holdings Ltd	193
14,317		Kardan NV	107
760,326	e	Keppel Land Ltd	1,519
791,025		Kerry Properties Ltd	2,564
69,883		Klepierre	2,735
127,000		Klovern AB	327
91,840	e	Kungsleden AB	591
310,327,000		Lai Fung Holdings Ltd	4,432
6,416	*	Lamda Development S.A.	52
120,400		Land and Houses PCL	22
3,129,200		Land and Houses PCL	594
8,318,309		Land and Houses PCL	1,534
668		Leasinvest Real Estate SCA	65
310,574	e	Leighton Holdings Ltd	9,559
87,439	e	Leopalace21 Corp	676
245,343	e	Liberty International plc	4,242
359,506		Link Real Estate Investment Trust	747
148,841	e*	LoopNet, Inc	1,463
1,358,722	e	Macquarie Goodman Group	2,742
5,515		Mapeley Ltd	88
33,000	m	MCL Land Ltd	23
69,162,200		Megaworld Corp	2,151
6,258	e	Mercialys S.A	266
6,246,100	*	Metro Pacific Investments Corp	470
31,519	e	MI Developments, Inc (Class A)	582
67,103	*	Minerva plc	42
827,216		Mirvac Group	1,686
1,833,252		Mitsubishi Estate Co Ltd	36,124
1,095,274		Mitsui Fudosan Co Ltd	21,163
1,999,000	*	Mongolia Energy Co ltd	1,076
151,508	*	Musashino Kogyo Co Ltd	317
6,406,666	e	New World China Land Ltd	1,500

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
10,714,020		New World Development Ltd	$11,933
12,019	e	Nexity	193
478,600	e	Nomura Real Estate Holdings, Inc	11,400
450		Nordicom AS	28
78,500	e	Norwegian Property ASA	137
203,149		NR Nordic and Russia Properties Ltd	149
58,000		Orchard Parade Holdings Ltd	29
650	e	Pacific Management Corp	79
3,308		Parquesol Inmobiliaria y Proyectos S.A.	66
1,106,291		Parsvnath Developers Ltd	2,187
10,851	e*	Patrizia Immobilien AG.	33
91,752		PIK Group (GDR)	482
7,094	e	Pirelli & C Real Estate S.p.A.	91
100	*	PT Ciputra Property Tbk	-	^
54,092		Quintain Estates & Development plc	196
115,482		Realia Business S.A.	454
40	e	Recrm Research Co Ltd	19
534,439		Regus Group plc	611
3,000,000		Rich Development Co Ltd	575
10,944	e	Risa Partners, Inc	8,937
34,264	e*	Risanamento S.p.A.	41
20,500	e	Sankei Building Co Ltd	91
82,000		SC Global Developments Ltd	40
452,263		Segro plc	3,410
181,039	e	Shaftesbury plc	1,382
558,900		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	518
88,085,104	e	Shanghai Real Estate Ltd	6,807
88,000		Shell Electric MFG	27
66,000		Shenzhen Investment Ltd	10
257,900		Shoei Co Ltd	2,516
2,578,000		Shui On Land Ltd	1,076
125,000	e	Singapore Land Ltd	422
4,602,417		Sino Land Co	5,155
7,940,000		Sino-Ocean Land Holdings Ltd	2,470
216,650	*	Societa Partecipazioni Finanziarie S.p.A.	77
2,132		Societe de la Tour Eiffel	190
1,932,500		Soho China Ltd	653
3,700,250		SP Setia BHD	3,360
24,107	*	Sparkassen Immobilien AG.	166
26,614,556	e	SPG Land Holdings Ltd	5,552
79,400		ST Modwen Properties plc	416
368,474	e*	St. Joe Co	14,404
473,643	e	Stewart Enterprises, Inc (Class A)	3,723
1,205,310		Stockland Trust Group	5,411
27,579	e*	Stratus Properties, Inc	759
3,570	e	Sumitomo Real Estate Sales Co Ltd	100
564,594	e	Sumitomo Realty & Development Co Ltd	12,296
1,165,517		Sun Hung Kai Properties Ltd	12,010
14,533		Swiss Prime Site AG.	834
2,300		Tachihi Enterprise Co Ltd	118
12,202	e	TAG Tegernsee Immobilien und Beteiligungs AG.	62
399,000		TAI Cheung Holdings	163
27,934		Technopolis plc	194

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
177,148	e	Thomas Properties Group, Inc	$1,789
40,000	e	TOC Co Ltd	151
726,197	e	Tokyo Tatemono Co Ltd	3,453
60,000		Tokyotokeiba Co Ltd	92
340,922	e	Tokyu Land Corp	1,267
5,400	e	Tokyu Livable, Inc	28
48		Tosei Corp	15
3,600		Touei Housing Corp	5
12,314		Uni Land S.p.A.	15
79,751	e	Unibail	16,136
51,444		Unite Group plc	211
10,506,539	*	Unitech Corporate Parks plc	5,199
327,951		Unitech Ltd	832
940,956		United Industrial Corp Ltd	1,357
9,100	b,e,v	Urban Corp	-	^
704,341	e	Valad Property Group	172
12,013		Vastned Retail NV	845
9,703		Vivacon AG.	93
11,700		Wallenstam Byggnads AB (B Shares)	148
2,683	e	Warehouses De Pauw SCA	148
32,694		Warner Estate Holdings plc	53
1,718		Wereldhave Belgium NV	122
12,922		Wereldhave NV	1,261
1,011,025	e	Westfield Group	13,849
607,000		Wheelock & Co Ltd	1,101
125,000		Wheelock Properties S Ltd	108
35,246		Wihlborgs Fastigheter AB	491
299,467		Wing Tai Holdings Ltd	199
68,945		Workspace Group plc	161
277,000	e	Yanlord Land Group Ltd	182
2,257,000		YNH Property BHD	923
19,097,000	*	Zhong An Real Estate Ltd	4,555
11,350		Zueblin Immobilien Holding AG.	78
		TOTAL REAL ESTATE	483,123

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.62%
33,259	e*	AEP Industries, Inc	665
91,582	e	Ansell Ltd	940
34,000		Bando Chemical Industries Ltd	94
4,093,307	e	Bayer AG.	299,782
898,314	e	Bridgestone Corp	17,006
770,463		Cheng Shin Rubber Industry Co Ltd	925
344,220	e	Cooper Tire & Rubber Co	2,960
5,426		Deceuninck NV	57
77,885	e*	Deckers Outdoor Corp	8,106
303,232	e	Denki Kagaku Kogyo KK	798
1,477,178	e*	Goodyear Tire & Rubber Co	22,616
89,830		Hankook Tire Co Ltd	1,260
6,095		Innoconcepts	77
85,914	e*	Metabolix, Inc	935
118,005	e	Michelin (C.G.D.E.) (Class B)	7,643
440,379	e	Mitsui Chemicals, Inc	1,941
1,076,442		Newell Rubbermaid, Inc	18,579

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
79,100		Nifco, Inc	$1,390
2,201,135		Nike, Inc (Class B)	147,256
13,900		Nitta Corp	175
85,217		Nokian Renkaat Oyj	2,051
12,800	e	Nolato AB (B Shares)	93
30,000	e	Okamoto Industries, Inc	95
7,726,955		Pirelli & C S.p.A.	4,559
1,027	*	Quadrant AG.	99
37,097		RPC Group plc	79
168,617		Schulman (A.), Inc	3,335
676,393	e	Sealed Air Corp	14,874
33,000	e	Sekisui Jushi Corp	210
196,992	e*	Skechers U.S.A., Inc (Class A)	3,315
202,798	e	Spartech Corp	2,008
3,951,928		SSL International plc	31,864
705,221	e	Sumitomo Bakelite Co Ltd	3,016
197,204	e	Titan International, Inc	4,204
15,200		Tokai Rubber Industries, Inc	159
83,440	e*	Trex Co, Inc	1,511
320,707	e	Tupperware Corp	8,861
22,859		Uponor Oyj	289
24,317		Viscofan S.A.	400
167,308	e	West Pharmaceutical Services, Inc	8,168
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	622,395

SECURITY AND COMMODITY BROKERS - 2.23%
290,000	e	ABG Sundal Collier ASA	260
78,500	e	Acta Holding ASA	41
37,059		AGF Management Ltd (Class B)	597
15,500		Aizawa Securities Co Ltd	53
1,270,950		Ameriprise Financial, Inc	48,550
246,133	e	Australian Stock Exchange Ltd	6,067
7,450		Avanza AB	88
51,377	e	Azimut Holding S.p.A.	357
4,927,754	e	Babcock & Brown Ltd	8,063
88,901		Banca Finnat Euramerica S.p.A.	86
188,558	e	BlackRock, Inc	36,675
32,059	e	Bolsas y Mercados Espanoles	829
31,678	e*	Broadpoint Securities Group, Inc	92
1,096,936		Broadridge Financial Solutions, Inc	16,882
26,645		BT Investment Management Ltd	73
131,078	e	Calamos Asset Management, Inc (Class A)	2,349
20,118	e	Canaccord Capital Inc	151
30,000	*	Capinordic AS	36
69,184		Charlemagne Capital Ltd	28
6,780,021		Charles Schwab Corp	176,281
766,000		China Everbright Ltd	1,229
100,169		Close Brothers Group plc	1,010
306,559		CME Group, Inc	113,890
95,637	e	Cohen & Steers, Inc	2,709
95,838	e	Count Financial Ltd	108
3,222,455		Credit Suisse Group	150,495
265,537		Cromwell Group	172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
119,200		Daewoo Securities Co Ltd	$1,756
780		Daishin Securities Co Ltd	12
1,000,000	a,m,v	Daishin Securities Co Ltd (GDR)	5,881
1,338,515	e	Daiwa Securities Group, Inc	9,749
77,751	*	DeA Capital S.p.A.	174
755,241		Deutsche Boerse AG.	69,112
12,190	e	Diamond Hill Investment Group, Inc	1,096
52,534	e*	Duff & Phelps Corp (Class A)	1,105
25,641		Dundee Corp	251
22,078		DundeeWealth Inc	216
1,992,960	e*	E*Trade Financial Corp	5,580
574,904		Eaton Vance Corp	20,254
173,789		Egyptian Financial Group-Hermes Holding	1,066
47,744	e	Epoch Holding Corp	504
57,094	e	Evercore Partners, Inc (Class A)	1,027
81,981		F&C Asset Management plc	111
111,795	e*	FBR Capital Markets Corp	724
119,623	e*	FCStone Group, Inc	2,152
701,138	e	Federated Investors, Inc (Class B)	20,228
12,900		Fifth Street Finance Corp	130
1,421,699		Franklin Resources, Inc	125,294
12,800	e	GAGFAH S.A.	162
43,783	e	GAMCO Investors, Inc (Class A)	2,596
383,876		GFI Group, Inc	1,808
3,997		GLUSKIN SHEFF + ASSOCIATES INC	58
8,482		GMP Capital Trust	80
3,157,471	e	Goldman Sachs Group, Inc	404,156
7,515		Gottex Fund Management Holdings Ltd	84
90,545	e	Greenhill & Co, Inc	6,678
129,450		Hana Financial Group, Inc	3,044
40,567		Hellenic Exchanges S.A.	475
105,238		HFA Holdings Ltd	53
1,440,717	e	Hong Kong Exchanges and Clearing Ltd	17,744
132,347		Hyundai Securities Co	1,342
16,000	e	Ichiyoshi Securities Co Ltd	168
246,728	e	IGM Financial. Inc	8,905
142,791		Indiabulls Financial Services Ltd	483
183,786		Indiabulls Real Estate Ltd	680
219,873	e*	Interactive Brokers Group, Inc (Class A)	4,875
341,954	e*	IntercontinentalExchange, Inc	27,589
22,842	e*	International Assets Holding Corp	551
2,129,425	e	Invesco Ltd	44,675
345,312	*	Investment Technology Group, Inc	10,508
50,303		Invista Real Estate Investment Management Holdings plc	42
25,788	e	IOOF Holdings Ltd	117
6,800		Iwai Securities Co Ltd	79
87,200	*	Jahangir Siddiqui & Co Ltd	372
689,086	e	Janus Capital Group, Inc	16,731
465,146	e	Jefferies Group, Inc	10,419
183	e	kabu.com Securities Co Ltd	140
135,171	e*	KBW, Inc	4,453
2,777,404		KGI Securities Co Ltd	1,072
2,453,400	v	Kim Eng Securities Thailand PCL	897

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
577,133	*	Knight Capital Group, Inc (Class A)	$8,576
35,290		Korea Investment Holdings Co Ltd	965
2,642,130		Kowloon Development Co Ltd	2,366
317,378	e*	LaBranche & Co, Inc	1,428
540,339	e*	Ladenburg Thalmann Financial Services, Inc	973
1,221,016	e	Lazard Ltd (Class A)	52,211
8,248,561		Legal & General Group plc	14,886
938,277		Legg Mason, Inc	35,711
123,617	e	London Stock Exchange Group plc	1,957
353,767	e	Macquarie Group Ltd	10,893
3,882,181		Man Group plc	23,724
200,859	e*	MarketAxess Holdings, Inc	1,621
26,600	e	Marusan Securities Co Ltd	164
68,811	e	Matsui Securities Co Ltd	499
8,215,896	e	Merrill Lynch & Co, Inc	207,862
363,472	e*	MF Global Ltd	1,577
21,466		Mirae Asset Securities Co Ltd	1,891
17,000		Mito Securities Co Ltd	46
10,991		Mittel S.p.A.	55
180,000	e	Mizuho Investors Securities Co Ltd	150
7,530,497	e	Morgan Stanley	173,201
70,095	e*	Morningstar, Inc	3,888
1,018,534	e*	Nasdaq Stock Market, Inc	31,137
15,000		NeoNet AB	35
53,379		New Star Asset Management Group plc	64
2,582,022		Nomura Holdings, Inc	33,696
20,000		Nordnet AB (Series B)	32
26,820		Numis Corp plc	68
1,093,117		NYSE Euronext	42,828
17,748	e,m,v*	Octaviar Ltd	14
103,000	e	Okasan Holdings, Inc	502
228,115	e	optionsXpress Holdings, Inc	4,430
97,290	*	Penson Worldwide, Inc	1,349
517,000	v*	Peregrine Investment Holdings	-	^
108,973	e*	Piper Jaffray Cos	4,713
86,464	e	Platinum Asset Mangement Ltd	254
20,878		Proton Bank S.A.	164
25,737	e	Pzena Investment Management, Inc (Class A)	244
847,532	e	Raymond James Financial, Inc	27,952
110,845		Reliance Capital Ltd	2,758
6,777		Renta 4 S.A.	68
698,572		RMB Holdings Ltd	2,240
48,177		Samsung Securities Co Ltd	3,046
83,565	e	Sanders Morris Harris Group, Inc	723
98,096		Schroders plc	1,810
1,431,782		SEI Investments Co	31,786
200,000		Shenyin Wanguo HK Ltd	107
431,789	e	Shinko Securities Co Ltd	1,219
844,879	e	Singapore Exchange Ltd	3,680
736	e	Sparx Group Co Ltd	175
149,942	e*	Stifel Financial Corp	7,482
184,000		Sun Hung Kai & Co Ltd	84
8,817		Suramericana de Inversiones S.A.	69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,642	e	Swissquote Group Holding S.A.	$108
141,385	e	SWS Group, Inc	2,850
1,092,496		T Rowe Price Group, Inc	58,678
522,000		Tai Fook Securities Group Ltd	110
25,400		Tamburi Investment Partners S.p.A.	62
1,120,621	e*	TD Ameritrade Holding Corp	18,154
139,424	e*	Thomas Weisel Partners Group, Inc	1,175
159,118	e	TMX Group, Inc	4,336
97,000	e	Tokai Tokyo Securities Co Ltd	334
60,666		Tong Yang Investment Bank	444
38,000		Toyo Securities Co Ltd	90
3,852		Union Financiere de France BQE S.A.	156
2,866,565		UOB-Kay Hian Holdings Ltd	2,520
64,130	e	US Global Investors, Inc (Class A)	645
7,346	e	Value Line, Inc	246
8,310		Viel et Compagnie	43
13,400	*	Vostok Nafta Investment Ltd	114
1,166		VZ Holding AG.	64
324,143		Waddell & Reed Financial, Inc (Class A)	8,023
28,617	e	Westwood Holdings Group, Inc	1,356
80,970		Woori Investment & Securities Co Ltd	1,267
		TOTAL SECURITY AND COMMODITY BROKERS	2,252,777

SOCIAL SERVICES - 0.00% **
129,028	e*	Capital Senior Living Corp	981
38,440		Care UK plc	240
2,882	e	Korian	83
68,018	e*	Providence Service Corp	667
148,741	*	Res-Care, Inc	2,698
213,955		Ryman Healthcare Ltd	233
79,584		Southern Cross Healthcare Ltd	148
		TOTAL SOCIAL SERVICES	5,050

SPECIAL TRADE CONTRACTORS - 0.06%
20,022	e	Alico, Inc	950
226,065	e*	AsiaInfo Holdings, Inc	2,075
7,471		Bauer AG.	375
62,863	*	Cape plc	252
129,930	e	Chemed Corp	5,335
10,800	e	Chudenko Corp	162
239,506		Comfort Systems USA, Inc	3,200
57,000	e	COMSYS Holdings Corp	491
15,000	e	Daimei Telecom Engineering Corp	122
251,265	e*	Dycom Industries, Inc	3,271
57,382		eaga plc	136
449,489	e*	EMCOR Group, Inc	11,831
22,349		Homeserve plc	594
157,446	e*	Insituform Technologies, Inc (Class A)	2,355
60,215	e*	Integrated Electrical Services, Inc	1,057
66,000	e	Kandenko Co Ltd	382
666,495		Kinden Corp	6,349
52,000	e	Kyowa Exeo Corp	473
32,000		Kyudenko Corp	187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
118,427	e*	Layne Christensen Co	$4,196
414,759		Polimex Mostostal S.A.	788
647,330	e*	Quanta Services, Inc	17,484
25,000	e	Sanki Engineering Co Ltd	173
36,891		Severfield-Rowen plc	147
99,935	e	Spice plc	190
24,000		Taihei Kogyo Co Ltd	63
11,900		Taikisha Ltd	156
32,000	e	Takasago Thermal Engineering Co Ltd	290
116,694	e	Timbercorp Ltd	58
25,000		Toenec Corp	127
44,000		Yurtec Corp	182
		TOTAL SPECIAL TRADE CONTRACTORS	63,451

STONE, CLAY, AND GLASS PRODUCTS - 0.45%
3,276,669		3M Co	223,829
585,016		Ambuja Cements Ltd	991
159,664	e	Apogee Enterprises, Inc	2,400
775,706		Asahi Glass Co Ltd	6,819
1,456,000	*	Asia Cement China Holdings Corp	769
1,749,866		Asia Cement Corp	1,557
51,830		Associated Cement Co Ltd	686
399,767	e	Boral Ltd	1,985
38,175	e	Buzzi Unicem S.p.A.	587
16,950		Buzzi Unicem SpA	169
127,361	e*	Cabot Microelectronics Corp	4,086
107,592	e	CARBO Ceramics, Inc	5,553
38,218		Cementir S.p.A.	182
6,444		Cementos Portland Valderrivas S.A.	310
7,453,972	*	Cemex S.A. de C.V.	12,779
111,000		Central Glass Co Ltd	371
91,451	*	Cersanit Krasnystaw S.A.	635
67,842	e	Cimpor Cimentos de Portugal S.A.	435
293,225	e	Compagnie de Saint-Gobain	15,168
120,848		Cookson Group plc	1,017
192,526		CRH plc	4,074
172,184	e	Eagle Materials, Inc	3,852
471,657		Egypt Kuwait Holding Co	1,084
14,094	e	FLSmidth & Co AS	716
620,389	e	Gentex Corp	8,872
2,213,927		Goldsun Development & Construction Co Ltd	602
5,372		GranitiFiandre S.p.A.	45
24,943		Grasim Industries Ltd	910
767,903	e	Grupo Carso S.A. de C.V. (Series A1)	2,883
325		H+H International AS	39
21,253	e	HeidelbergCement AG.	2,246
8,456		Heracles General Cement Co	116
432,508		Holcim Ltd	31,699
95,135	e	Industrias Penoles S.A. de C.V.	1,134
15,732		Inversiones Argos S.A.	73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
29,461	e	Italcementi S.p.A.	$365
73,408		Italcementi S.p.A.	692
3,232	e	Italmobiliare S.p.A.	172
9,316		Italmobiliare S.p.A.	419
514,240		Jaiprakash Associates Ltd	1,240
480,160	e	James Hardie Industries NV	1,957
22,000		Krosaki Harima Corp	40
2,137,960		Lafarge Malayan Cement BHD	2,301
39,954	e	Lafarge S.A.	4,207
64,950	e	Libbey, Inc	553
66,000		Luks Group Vietnam Holdings Ltd	25
58,571		Marshalls plc	163
540,979	e	NGK Insulators Ltd	6,623
2,142,957	e	Nippon Sheet Glass Co Ltd	11,098
46,000	e	Noritake Co Ltd	150
282,954	e*	Owens Corning, Inc	6,765
1,160,811	*	Owens-Illinois, Inc	34,128
101,824		Pargesa Holding S.A.	8,763
7,600		Pigeon Corp	214
541,615		Pretoria Portland Cement Co Ltd	2,065
1,021,300		PT Indocement Tunggal Prakarsa Tbk	639
1,385,000		PT Semen Gresik Persero Tbk	495
384,200		Siam Cement PCL	1,532
15,900		Siam Cement PCL	61
1,011		Sika AG.	1,144
2,353		STO AG.	130
2,750,193	e	Sumitomo Osaka Cement Co Ltd	4,483
676,305		Taiheiyo Cement Corp	986
3,300,965		Taiwan Cement Corp	1,973
964,903		Taiwan Glass Industrial Corp	553
162,000	*	TCC International Holdings Ltd	33
165,951	e	Toto Ltd	1,227
275,936	*	Turk Sise ve Cam Fabrikalari AS	337
36,391		Ultra Tech Cement Ltd	417
217,044	e*	US Concrete, Inc	970
378,548	e*	USG Corp	9,691
277		Vetropack Holding AG.	475
7,887		Vidrala S.A.	191
130,053	e	Wienerberger AG.	3,531
288,000		Xinyi Glass Holdings Co Ltd	118
11,658		Zignago Vetro S.p.A.	63
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	449,662

TEXTILE MILL PRODUCTS - 0.02%
251,273	e	Alfa S.A. de C.V. (Class A)	1,130
46,505		Cheil Industries, Inc	2,043
54,000	e	Daiwabo Co Ltd	139
4,827,152		Far Eastern Textile Co Ltd	3,417
6,057		Fiberweb plc	5
709,220		Formosa Taffeta Co Ltd	457
152,000		Fountain SET Hldgs	12
23,086		Hyosung Corp	1,223
45,000	e	Japan Wool Textile Co Ltd	353

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
86,000	e	Kurabo Industries Ltd	$151
57,696		Low & Bonar plc	95
98,000	e	Nitto Boseki Co Ltd	211
82,049	e	Oxford Industries, Inc	2,119
158,000		Pacific Textile Holdings Ltd	17
630,530	e	Seiren Co Ltd	3,105
227,981	e	Teijin Ltd	685
444,000		Texwinca Holdings Ltd	368
178,000	e	Unitika Ltd	153
194,000		Victory City International Hlds	41
206,583	e	Xerium Technologies, Inc	1,330
		TOTAL TEXTILE MILL PRODUCTS	17,054

TOBACCO PRODUCTS - 1.18%
12,201,020		Altria Group, Inc	242,068
58,794	e	Australian Agricultural Co Ltd	127
141,150		British American Tobacco Malaysia BHD	1,706
3,410,342		British American Tobacco plc	111,338
350	m,v	Eastern Tobacco	18
4,339,612		Huabao International Holdings Ltd	3,336
1,423,923		Imperial Tobacco Group plc	45,709
1,077,011		ITC Ltd	4,367
6,259		Japan Tobacco, Inc	23,591
786,522		Lorillard, Inc	55,961
13,225,408		Philip Morris International, Inc	636,142
101,185		Souza Cruz S.A.	2,419
1,005,873		Swedish Match AB	17,583
148,141	e	Universal Corp	7,272
613,958		UST, Inc	40,853
168,027	e	Vector Group Ltd	2,967
		TOTAL TOBACCO PRODUCTS	1,195,457

TRANSPORTATION BY AIR - 0.43%
20,370	e	ACE Aviation Holdings Inc	150
10,407	*	Aegean Airlines S.A.	52
87,015	*	AER Lingus	175
39,303	e	Aeroports de Paris	3,245
16,417	e*	Air Berlin plc	75
6,933		Air Canada	34
6,148,600	e	Air China Ltd	2,779
61,006	e	Air France-KLM	1,397
55,022	e*	Air Methods Corp	1,558
184,187		Air New Zealand Ltd	119
3,336	e*	Air Transport Services Group, Inc	2
1,143,500	*	AirAsia BHD	416
752,900	v	Airports of Thailand PCL	695
606,986	e*	Airtran Holdings, Inc	1,475
207,656	e*	Alaska Air Group, Inc	4,234
140,075	e,v*	Alitalia S.p.A.	88
537,000	e	All Nippon Airways Co Ltd	1,913
76,168	e*	Allegiant Travel Co	2,690
2,097,683	e*	AMR Corp	20,599
75,835	*	Atlas Air Worldwide Holdings, Inc	3,057

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
709,115		Auckland International Airport Ltd	$932
17,836	e*	Austrian Airlines AG.	117
171,720		BBA Aviation plc	353
1,820,000	e	Beijing Capital International Airport Co Ltd	1,503
112,006	e*	Bristow Group, Inc	3,790
217,778	e	British Airways plc	664
401,000	e	Cathay Pacific Airways Ltd	684
1,265,129	*	China Airlines	275
1,224,000	e	China Eastern Airlines Corp Ltd (H Shares)	210
1,368,000	e*	China Southern Airlines Co Ltd	268
150,078	e*	Continental AG.	14,916
2,098		Continental AG.	173
799,116	e*	Continental Airlines, Inc (Class B)	13,329
252,283		Copa Holdings S.A. (Class A)	8,199
1,469,475	e*	Delta Air Lines, Inc	10,948
841,410		Deutsche Lufthansa AG.	16,448
133,128	e*	easyJet plc	763
1,512,000	*	Eva Airways Corp	384
1,589,916		FedEx Corp	125,667
30,671		Finnair Oyj	177
4,372		Flughafen Wien AG.	276
2,763		Flughafen Zuerich AG.	891
191,464	b,m,v*	FLYi, Inc	1
28,881	e	Fraport AG. Frankfurt Airport Services Worldwide	1,716
392,393		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	989
311,174	e*	Hawaiian Holdings, Inc	2,888
40,400	e	Hong Kong Aircraft Engineerg	465
212,918	e	Iberia Lineas Aereas de Espana	518
2,475,000	e*	Japan Airlines Corp	5,096
25,655		Jazz Air Income Fund	126
1,025,444	e*	JetBlue Airways Corp	5,076
33,468		Korean Air Lines Co Ltd	1,065
137,865		Lan Airlines S.A.	1,506
855,048		Macquarie Airports	1,880
547,966		Malaysian Airline System BHD	552
19,066		Merck KGaA	2,033
1,176,892	*	Northwest Airlines Corp	10,627
7,450	*	Norwegian Air Shuttle AS	40
83,173	e*	PHI, Inc	3,072
3,780,348		Qantas Airways Ltd	9,638
203,606	e*	Republic Airways Holdings, Inc	2,075
111,848	*	Ryanair Holdings plc	357
1,600	e*	Ryanair Holdings plc (ADR)	36
2,058,733		SABMiller plc	40,196
96	m,v*	SAir Group	-	^
39,708	e*	SAS AB	268
6,912	e	SAVE S.p.A.	65
635,065		Singapore Airlines Ltd	6,380
89,000	e	Singapore Airport Terminal Services Ltd	102
347,459	e	Skywest, Inc	5,552
4,842,110	e	Southwest Airlines Co	70,259

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
86,721	*	TAV Havalimanlari Holding AS	$429
987,870	e	UAL Corp	8,683
569,695	e*	US Airways Group, Inc	3,435
298,342	e	Virgin Blue Holdings Ltd	77
4,046		Vueling Airlines S.A.	21
		TOTAL TRANSPORTATION BY AIR	430,943

TRANSPORTATION EQUIPMENT - 2.99%
117,206	e	A.O. Smith Corp	4,593
5,462,700	v	AAPICO Hitech PCL	1,101
208,768	e*	AAR Corp	3,463
157,492	e*	Accuride Corp	252
54,698	e*	Aerovironment, Inc	1,748
15,884	e*	Aicon S.p.A.	13
8,100		Aisan Industry Co Ltd	49
18,500	e	Akebono Brake Industry Co Ltd	110
250,070	e	American Axle & Manufacturing Holdings, Inc	1,340
50,483	e	American Railcar Industries, Inc	810
139,261	e*	Amerigon, Inc (Class A)	916
417,218	e	ArvinMeritor, Inc	5,441
124,951	*	ATC Technology Corp	2,966
3,309,487	e	Austal Ltd	6,301
1,002,073		Autoliv, Inc	33,820
7,337,586		BAE Systems plc	54,092
279,386		Bayerische Motoren Werke AG.	10,829
411,145	*	BE Aerospace, Inc	6,508
14,513		Beneteau S.A.	212
4,928,980		Boeing Co	282,677
3,081,030		Bombardier, Inc (Class B)	16,733
509,486	e	Brunswick Corp	6,516
76,000	e*	BW Offshore Ltd	108
1,009,058	e	Calsonic Kansei Corp	2,894
391,061		China Motor Corp	132
274,953	e	Clarcor, Inc	10,434
1,559,386		Cobham plc	5,301
134,572	e*	Cogo Group, Inc	709
3,103		Compagnie Plastic-Omnium S.A.	68
1,194		Construcciones y Auxiliar de Ferrocarriles S.A.	422
665,451	e	Cosco Corp Singapore Ltd	714
97,811		Daewoo Shipbuilding & Marine Engineering Co Ltd	2,469
12,000	e	Daido Metal Co Ltd	39
687,000	e	Daihatsu Motor Co Ltd	7,516
1,432,307		DaimlerChrysler AG.	71,118
17,259		DaimlerChrysler AG.	872
575,372	e*	Dana Holding Corp	2,785
688,817		Denso Corp	16,895
4,162,000		Denway Motors Ltd	1,318
32,262		Doosan Heavy Industries and Construction Co Ltd	2,410
54,038	e*	Dorman Products, Inc	677
65,583	e*	Ducati Motor Holding S.p.A.	153
61,332		Ducommun, Inc	1,465
28,911		Elbit Systems Ltd	1,507

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
10,791		ElringKlinger AG.	$206
547,795		Empresa Brasileira de Aeronautica S.A.	3,771
286,547	e	European Aeronautic Defence and Space Co	4,890
14,100		Exedy Corp	266
1,826		Faiveley S.A.	110
25,300	e	FCC Co Ltd	340
297,069	e	Federal Signal Corp	4,070
5,821,144	e	Fiat S.p.A.	78,224
280,415	e	Fleetwood Corp Ltd	1,979
339,601	e,v*	Fleetwood Enterprises, Inc	350
364,980	e*	Force Protection, Inc	978
11,878,370	e*	Ford Motor Co	61,768
135,275		Ford Otomotiv Sanayi AS	732
68,673	e	Freightcar America, Inc	2,010
87,616	e*	Fuel Systems Solutions, Inc	3,018
22,900	e	Futaba Industrial Co Ltd	285
297,821	e*	GenCorp, Inc	2,007
2,241,959		General Dynamics Corp	165,053
2,042,971	e	General Motors Corp	19,306
54,733	e*	GenTek, Inc	1,407
725,942		Genuine Parts Co	29,190
2,130		Georg Fischer AG.	766
2,598,605		GKN plc	9,230
1,081,029	e	Goodpack Ltd	1,070
797,089		Goodrich Corp	33,159
82,345	e	Greenbrier Cos, Inc	1,607
119,171	e	Group 1 Automotive, Inc	2,590
1,018,970	e	Harley-Davidson, Inc	38,008
325,842		Harsco Corp	12,118
731,664	e*	Hayes Lemmerz International, Inc	1,997
120,400	e	Heico Corp	3,952
93,439		Hero Honda Motors Ltd	1,754
629,533	e	Hino Motors Ltd	2,545
3,211,926		Honda Motor Co Ltd	97,427
4,300		H-One Co Ltd	30
56,000		Hong Leong Asia Ltd	37
43,002		Hyundai Heavy Industries	9,955
14,845		Hyundai Mipo Dockyard	2,174
56,193		Hyundai Mobis	4,353
155,087		Hyundai Motor Co	9,705
230,052		IMMSI S.p.A.	284
12,208		Indus Holding AG.	288
3,420,100		Isuzu Motors Ltd	9,505
218,022		Japan Tecseed Co Ltd	875
476,628		Jardine Cycle & Carriage Ltd	5,243
382,000		Jaya Holdings Ltd	276
187,837		JTEKT Corp	2,143
143,271		Kaman Corp	4,080
24,100		Kanto Auto Works Ltd	293
1,393,851	e	Kawasaki Heavy Industries Ltd	2,974
3,426		Kendrion NV	78
7,583,280		Keppel Corp Ltd	41,904

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
191,930	*	Kia Motors Corp	$2,401
14,000	e	Kinki Sharyo Co Ltd	55
21,777		Linamar Corp	205
49,764	e*	LMI Aerospace, Inc	1,001
2,222,810		Lockheed Martin Corp	243,776
151,754		Magna International, Inc (Class A)	7,797
120,432		Mahindra & Mahindra Ltd	1,327
254,757	e	MAN AG.	17,152
62,666		Maruti Udyog Ltd	935
1,689,000	e	Mazda Motor Corp	6,878
7,100		Mekonomen AB	81
10,814		Metka S.A.	146
13,000		Mitsuba Corp	69
3,073,000	e*	Mitsubishi Motors Corp	5,178
445,988	e	Mitsui Engineering & Shipbuilding Co Ltd	850
1,699		Monaco Coach Corp	3
71,649		MTU Aero Engines Holding AG.	1,975
8,400		Musashi Seimitsu Industry Co Ltd	149
47,200	e	Nabtesco Corp	380
40,300		Namura Shipbuilding Co Ltd	109
594,710		NHK Spring Co Ltd	3,298
17,000		Nippon Seiki Co Ltd	157
264,000		Norstar Founders Group Ltd	46
2,452,893		Northrop Grumman Corp	148,498
388,280		Novatek Microelectronics Corp Ltd	580
1,314,194	e	NSK Ltd	7,592
384,237	e*	Orbital Sciences Corp	9,210
282,498	e	Oshkosh Truck Corp	3,718
1,707,121	e	Paccar, Inc	65,195
638,616	e*	Pactiv Corp	15,857
395,084	e	Peugeot S.A.	14,869
123,133	e	Piaggio & C S.p.A.	277
226,052	e	Polaris Industries, Inc	10,283
63,000		Press Kogyo Co Ltd	174
2,556,694		Raytheon Co	136,809
453,040	e	Renault S.A.	28,872
2,085		Rieter Holding AG.	634
35,000	e	Riken Corp	109
1,501,269		Rolls-Royce Group plc	9,090
26,400	e	Saab AB (Class B)	407
165,183		Samsung Heavy Industries Co Ltd	4,398
49,000	e	Sanden Corp	166
99,000	e	Sasebo Heavy Industries Co Ltd	195
1,229,172		Scania AB (B Shares)	15,139
4,800,859	e	SembCorp Marine Ltd	10,206
376,891		Senior plc	574
51,916	e	Shimano, Inc	1,787
7,000		Showa Aircraft Industry Co Ltd	37
37,300	e	Showa Corp	228
2,843,490		Siemens AG.	265,232
1,512,134		Singapore Technologies Engineering Ltd	2,872
26,990		Sogefi S.p.A.	78
185,715	e	Spartan Motors, Inc	591

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
576,504	*	Spirit Aerosystems Holdings, Inc (Class A)	$9,264
2,509		Ste Industrielle d'Aviation Latecoere S.A.	26
50,355		STX Shipbuilding Co Ltd	981
417,575	e	Sumitomo Precision Products Co Ltd	1,486
120,428	e	Superior Industries International, Inc	2,307
20,900		Tachi-S Co Ltd	184
13,600	e	Takata Corp	188
203,851		Tata Motors Ltd	1,508
265,248	e*	Tenneco, Inc	2,820
147,077	e	Thales S.A.	7,422
149,059	e	Thor Industries, Inc	3,700
111,795		Tofas Turk Otomobil Fabrik	231
33,041		Tokai Rika Co Ltd	420
5,211,874		Tomkins plc	14,552
123,000	e	Topy Industries Ltd	341
171,446	e	Toyoda Gosei Co Ltd	2,913
24,600		Toyota Auto Body Co Ltd	446
122,073		Toyota Industries Corp	3,081
5,064,529	e	Toyota Motor Corp	216,521
175,787	e*	TransDigm Group, Inc	6,017
48,000	e	Trelleborg AB (B Shares)	669
295,774	e	Trinity Industries, Inc	7,610
92,433	e	Triumph Group, Inc	4,225
624,949	e*	TRW Automotive Holdings Corp	9,943
18,400		TS Tech Co Ltd	177
20,019		Umeco plc	135
19,500		Unipres Corp	195
5,059,524		United Technologies Corp	303,875
677,941	e*	Visteon Corp	1,573
206,054	e	Volkswagen AG.	80,742
312,815	e	Volvo AB (B Shares)	2,826
185,915	e	Wabash National Corp	1,757
368,922	e	Westinghouse Air Brake Technologies Corp	18,900
150,874	e	Winnebago Industries, Inc	1,949
76,163	e*	Wonder Auto Technology, Inc	488
709,715	e	Yamaha Motor Co Ltd	9,693
594,258		Yulon Motor Co Ltd	328
33,308	e	Zodiac S.A.	1,588
		TOTAL TRANSPORTATION EQUIPMENT	3,019,602

TRANSPORTATION SERVICES - 0.16%
10,390	e	Aker ASA (A Shares)	324
98,259	e	Ambassadors Group, Inc	1,563
127,220		Arriva plc	1,580
38,811	e	Autostrada Torino-Milano S.p.A.	424
862,887	e	CH Robinson Worldwide, Inc	43,973
2,693,200	*	Citic Resources Holdings Ltd	424
20,057		Clarkson plc	273
108,000		CWT Ltd	38
16,500		D/S Norden	794
1,170		Dfds AS	76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
69,789	e*	Dynamex, Inc	$1,986
1,012,326		Expeditors International Washington, Inc	35,269
33,201	e	Flight Centre Ltd	513
50,845		Freightways Ltd	110
200,713		GATX Corp	7,942
15,975		Go-Ahead Group plc	475
254,821	*	HUB Group, Inc (Class A)	9,594
284,071	e*	Interval Leisure Group, Inc	2,954
18,050	e*	KarstadtQuelle AG.	59
7,500	e	Kintetsu World Express, Inc	126
1,614		Kuoni Reisen Holding	624
361,276	e*	Lear Corp	3,793
352,000	*	Macau Success Ltd	28
33,496		Mainfreight Ltd	144
31,351		National Express Group plc	453
26,260		Oesterreichische Post AG.	887
207,565	e*	Orbitz Worldwide, Inc	1,218
283,387	e	Pacer International, Inc	4,667
5,725		Panalpina Welttransport Holding AG.	384
1,543,900		PLUS Expressways BHD	1,214
30,000		Senko Co Ltd	106
201,594	e	Ship Finance International Ltd	4,346
23,679	e	Societa Iniziative Autostradali e Servizi S.p.A.	175
42,951		TDG plc	190
8,100		Toho Real Estate Co Ltd	40
661,422	e	Toll Holdings Ltd	3,747
56,748	e	TUI AG.	937
1,403,095		UTI Worldwide, Inc	23,881
50,288		Wincanton plc	169
7,000	e	Yusen Air & Sea Service Co Ltd	90
		TOTAL TRANSPORTATION SERVICES	155,590

TRUCKING AND WAREHOUSING - 0.46%
130,470	e	Arkansas Best Corp	4,396
9,100	e	ASKUL Corp	140
36,025	e	Big Yellow Group plc	212
10,244		Business Post Group plc	57
151,484	e*	Celadon Group, Inc	1,738
335,888	e	Con-way, Inc	14,816
6,570,517		Deutsche Post AG.	137,091
470,876	e	DSV AS	7,497
176,925	e	Forward Air Corp	4,818
75,000	e	Fukuyama Transporting Co Ltd	282
401,292	e	Heartland Express, Inc	6,228
30,800	e	Hitachi Transport System Ltd	388
357,138	e	J.B. Hunt Transport Services, Inc	11,918
366,010		Kamigumi Co Ltd	2,749
285,698		Landstar System, Inc	12,588
102,100	*	LLX Logistica S.A.	97
101,709	e*	Marten Transport Ltd	1,984
19,000		Maruzen Showa Unyu Co Ltd	52
72,143	e	Mitsubishi Logistics Corp	914
44,000	e	Mitsui-Soko Co Ltd	200

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
12,527		Mullen Group Income Fund	$200
1,373,145		Nippon Express Co Ltd	6,130
37,000		Nippon Konpo Unyu Soko Co Ltd	346
1,433	e	Norbert Dentressangle	117
180,680	*	Old Dominion Freight Line	5,120
8,073	e*	Patriot Transportation Holding, Inc	638
3,122		Piraeus Port Authority	63
71,999		Safestore Holdings plc	167
83,329	*	Saia, Inc	1,107
114,000		Sankyu, Inc	408
69,000		Seino Holdings Corp	325
22,000	e	Shibusawa Warehouse Co Ltd	123
67,000		Sumitomo Warehouse Co Ltd	270
19,060	*	Thiel Logistik AG	28
1,191,737		TNT NV	33,019
28,907		TransForce Income Fund TransForce Inc	159
3,117,702		United Parcel Service, Inc (Class B)	196,072
38,969	e*	Universal Truckload Services, Inc	949
267,089	e	Werner Enterprises, Inc	5,799
335,932		Yamato Transport Co Ltd	3,762
336,695	e*	YRC Worldwide, Inc	4,027
		TOTAL TRUCKING AND WAREHOUSING	466,994

WATER TRANSPORTATION - 0.33%
170,640	e	Alexander & Baldwin, Inc	7,513
186,795	e*	American Commercial Lines, Inc	1,987
58,964		Anek Lines S.A.	137
440		AP Moller - Maersk AS (Class A)	3,795
2,907	e	AP Moller - Maersk AS (Class B)	25,287
340,327	e	Aries Maritime Transport Ltd	701
71,914	e	Arlington Tankers Ltd	1,106
932,205	e	Babcock & Brown Infrastructure Group	250
20,500		Brostrom AB (B Shares)	170
17,600	e,v*	BW Gas ASA	133
15,100		Camillo Eitzen & Co ASA	122
1,647,779	e	Carnival Corp	58,249
68,907		Carnival plc	2,054
186,000		CH Offshore Ltd	67
3,400,300	e	China Shipping Container Lines Co Ltd	585
2,081,200		China Shipping Development Co Ltd	2,732
112,000		Chu Kong Shipping Development	13
260,000		Chuan Hup Holdings Ltd	53
5,829	e	Compagnie Maritime Belge S.A.	235
2,805,875	e	COSCO Holdings	2,558
13,600	e	D/S Torm AS	327
114,000	e	Daiichi Chuo Kisen Kaisha	539
196,813	e	Danaos Corp	2,921
84,000		Deep Sea Supply plc	194
188,960	e	DHT Maritime, Inc	1,270
25,000		DOF ASA	178
276,000	e	DryShips, Inc	9,795
238,586	e	Eagle Bulk Shipping, Inc	3,326
36,000	e,m*	Eitzen Chemical ASA	111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
13,008	e	Euronav NV	$360
930,222		Evergreen Marine Corp Tawain Ltd	425
5,945		Exmar NV	119
2,331,900		Ezra Holdings Ltd	1,885
685		Financiere de L'Odet	233
8,471		Finnlines Oyj	141
300,000		First Steamship Co Ltd	355
15,203		Forth Ports plc	388
299,310	e	Frontline Ltd	14,388
12,289	e	Frontline Ltd	580
118,720	e	Genco Shipping & Trading Ltd	3,946
139,585	e	General Maritime Corp	2,719
14,100		Golar LNG Ltd	182
186,319	e	Golar LNG Ltd	2,474
114,342	e*	Gulfmark Offshore, Inc	5,132
389,305	e	Hamburger Hafen und Logistik AG.	23,091
61,844		Hanjin Shipping Co Ltd	1,440
157,444	e	Horizon Lines, Inc (Class A)	1,554
128,644	e*	Hornbeck Offshore Services, Inc	4,968
37,900	e	Iino Kaiun Kaisha Ltd	308
4,698,100		International Container Term Services, Inc	2,618
31,759	e*	International Shipholding Corp	696
8,600		Inui Steamship Co Ltd	87
3,764	m,v	Irish Continental Group plc	91
2,105		Israel Corp Ltd	1,522
17,629		James Fisher & Sons plc	159
736,916	e	Kawasaki Kisen Kaisha Ltd	4,559
319,250	e*	Kirby Corp	12,112
141,546	e	Knightsbridge Tankers Ltd	3,747
7,958		Korea Line Corp	1,039
82,619	e	K-Sea Transportation Partners LP	1,661
45,266		Kuehne & Nagel International AG.	3,020
1,164,000		Malaysia International Shipping Corp BHD	2,768
20,670		Minoan Lines S.A.	131
1,850,255	e	Mitsui OSK Lines Ltd	16,076
374,057	e	Neptune Orient Lines Ltd	477
3,179,746	e	Nippon Yusen Kabushiki Kaisha	20,728
27,000		Nissin Corp	65
185,828	e	Nordic American Tanker Shipping	5,958
6,600		Odfjell ASA (B Shares)	50
231,977	e*	Odyssey Marine Exploration, Inc	1,053
159,325	e	Omega Navigation Enterprises, Inc (Class A)	2,081
166,524		Orient Overseas International Ltd	427
101,139	e	Overseas Shipholding Group, Inc	5,897
8,971,700		Pacific Basin Shipping Ltd	7,459
25,109		Port of Tauranga Ltd	112
17,014	e	Premuda S.p.A.	28
1,690,182	e	Royal Caribbean Cruises Ltd	35,071
51,000	e	Shinwa Kaiun Kaisha Ltd	207
5,460,743		Shun TAK Holdings Ltd	1,880
5,433	e	Smit Internationale NV	471
13,400	e	Stolt-Nielsen S.A.	159
1,235,400		STX Pan Ocean Co Ltd	1,892

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
55,308	e*	TBS International Ltd (Class A)	$744
174,150	e	Teekay Corp	4,594
66,196	e	Teekay Tankers Ltd (Class A)	1,121
151,163	e*	Ultrapetrol Bahamas Ltd	1,187
501,000		U-Ming Marine Transport Corp	722
9,148	*	VTG AG.	177
929,670		Wan Hai Lines Ltd	417
6,150		Wilh Wilhelmsen ASA	124
1,126,512		Yang Ming Marine Transport	393
		TOTAL WATER TRANSPORTATION	334,876

WHOLESALE TRADE-DURABLE GOODS - 0.70%
149,161	e	Agilysys, Inc	1,505
2,014,300	*	A-Max Holdings Ltd	47
297,794		Applied Industrial Technologies, Inc	8,020
924,358	*	Arrow Electronics, Inc	24,237
18,699		Arseus NV	199
5,200		As One Corp	105
799,859	e	Assa Abloy AB (Class B)	9,686
23,700	e	Autobacs Seven Co Ltd	592
145,400		Banpu PCL	1,303
199,517		Barloworld Ltd	1,563
247,699	e	Barnes Group, Inc	5,008
319,991	e*	Beacon Roofing Supply, Inc	4,998
244	e	BIC CAMERA, Inc	97
8,576		Bobst Group AG.	441
920,289		BorgWarner, Inc	30,158
59,300		BSS Group plc	246
86,624		Bunzl plc	1,019
4,277		C Rokas S.A.	97
253,767		Canon Marketing Japan, Inc	3,887
59,318	e*	Cardtronics, Inc	466
17,891	e	Carl Zeiss Meditec AG.	258
85,855	e	Castle (A.M.) & Co	1,484
524,000		Champion Technology Holdings Ltd	44
4,298,000	e	China Communications Construction Co Ltd	3,773
1,732,400	e	China High Speed Transmission Equipment Group Co Ltd	3,171
927,000		China National Building Material Co Ltd	1,070
86,938	e*	Chindex International, Inc	944
2,173,000	*	CMC Magnetics Corp	435
2,664		Coltene Holding AG.	178
149,574	e*	Conceptus, Inc	2,480
10,310		Consumers' Waterheater Income Fund/The Consumers Waterheater Incom	95
27,641	e	Crane Group Ltd	246
21,350		Creative Technology Ltd	76
3,732		Daetwyler Holding AG.	207
18,000	e	Daiichi Jitsugyo Co Ltd	60
17,516		Demag Cranes AG.	693
105,705	*	DemandTec, Inc	952
105,142		Derichebourg	466
1,544	e	D'ieteren S.A.	349
140,595	*	Digi International, Inc	1,434
966,504		Dimension Data Holdings plc	720

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
439,110		D-Link Corp	$380
3,320,000		Dongfeng Motor Group Co Ltd	1,222
9,650	*	Doosan Corp	971
8,200	e	Doshisha Co Ltd	109
112,584	e*	Drew Industries, Inc	1,926
181,254		Electrocomponents plc	536
745,462		Energy Support Corp	1,158
4,800	e	Enplas Corp	43
8,826		Eriks Group NV	457
9,819	e	Esprinet S.p.A.	43
225,028		Finning International Inc	4,415
120,160	e*	Fortescue Metals Group Ltd	457
19,092		Fourlis Holdings S.A.	369
10,026		Frigoglass S.A.	175
6,400		Fujitsu Business Systems Ltd	84
232,000		GeoVision, Inc	967
97		Green Hospital Supply, Inc	54
828		Groupe Vial	4
6,500		Hakuto Co Ltd	51
91,588	e*	Hansen Medical, Inc	1,231
41,793		Headlam Group plc	163
10,400	e	Hemtex AB	58
6,850	e*	Hexpol AB (Series B)	47
17,200		Hitachi Software Engineering Co Ltd	304
119,547	e	Houston Wire & Cable Co	2,053
481,827	e	IKON Office Solutions, Inc	8,196
244,000	*	Imagi International Holdings Ltd	11
167,389		Imperial Holdings Ltd	1,202
6,390		IMS-Intl Metal Service	111
6,900	e	Inaba Denki Sangyo Co Ltd	156
17,600		Inabata & Co Ltd	63
808,310	*	Ingram Micro, Inc (Class A)	12,990
276,100		Inner Mongolia Yitai Coal Co	876
283,184	*	Insight Enterprises, Inc	3,797
160,178	e*	Interline Brands, Inc	2,596
2,048		Interseroh AG.	133
2,560,440	e	Itochu Corp	15,425
24,700	e	Kaga Electronics Co Ltd	283
158,000	*	Kanematsu Corp	153
5,433		KCC Corp	1,695
7,400	e	Kimoto Co Ltd	41
327,965		Kingspan Group plc	2,958
29,013		Kloeckner & Co AG.	666
302,353	e	Knight Transportation, Inc	5,131
8,700	e	Koei Co Ltd	113
13,800	e	Kuroda Electric Co Ltd	130
28,886		Lawson Products, Inc	799
1,449,622		Li & Fung Ltd	3,547
26,200		Lindab International AB	320
590,157	e*	LKQ Corp	10,015
3,100		Macnica, Inc	40
157,734	e	Martin Marietta Materials, Inc	17,663
77,787	e*	MedAssets, Inc	1,338

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
31,500	e	MISUMI Group, Inc	$542
3,389,265	e	Mitsubishi Corp	70,701
4,659,311		Mitsui & Co Ltd	57,842
21,900	e	Munters AB	157
48,910	e*	MWI Veterinary Supply, Inc	1,922
41,345		Mytilineos Holdings S.A.	339
3,600		Nafco Co Ltd	49
4,000		Nagaileben Co Ltd	61
275	e	NET One Systems Co Ltd	395
37,000		Nihon Yamamura Glass Co Ltd	64
19,000		Nippon Steel Trading Co Ltd	41
3,693,244	e	Nissan Motor Co Ltd	24,973
36,672		Norbord, Inc	123
25,500	e*	Odfjell Invest Ltd	104
15,900		Onoken Co Ltd	173
279,109	e	Owens & Minor, Inc	13,537
5,816,000		Pan-United Corp Ltd	1,989
758,034	*	Patterson Cos, Inc	23,052
226,483	e	PEP Boys-Manny Moe & Jack	1,400
10,754,857	*	Playmates Toys Ltd	136
289,452	e	Pool Corp	6,753
111,595		Prysmian S.p.A.	2,195
375,007	e*	PSS World Medical, Inc	7,313
4,363,134		PT Astra International Tbk	7,783
25,183		Rautaruukki Oyj	503
511,350	e	Reliance Steel & Aluminum Co	19,416
1,000	e	Rockwool International AS (B Shares)	86
26,257		Russel Metals, Inc	567
16,100		Ryosan Co Ltd	333
9,300	e	Ryoyo Electro Corp	79
200,000		Sagami Railway Co Ltd	753
134,112		Samsung Corp	5,944
11,400	e	Sangetsu Co Ltd	191
10,700		Sanshin Electronics Co Ltd	73
179,345	e	Schneider Electric S.A.	15,401
130,500	e	Securitas Systems AB (B Shares)	186
25,000		Seika Corp	44
8,600		Shinko Shoji Co Ltd	60
18,000		Shinsho Corp	41
13,046		SIERRA WIRELESS, INC	127
69,146		SIG plc	481
2,406,026		Sime Darby BHD	4,651
476,698		Sims Group Ltd	11,012
1,877,154	e	Sims Group Ltd	45,481
73,700	*	SK Networks Co Ltd	745
2,125		Solar Holdings AS (B Shares)	141
302,472	e*	Solera Holdings, Inc	8,687
82,000		Sumikin Bussan Corp	202
9,000		Sumisho Computer Systems Corp	138
3,496,333	e	Sumitomo Corp	32,599
27,000		Tamura Corp	65
187,999	e*	Tech Data Corp	5,612
19,905,887		Test-Rite International Co	10,838

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
75,225	e	THK Co Ltd	$1,170
576,374		ThyssenKrupp AG.	17,305
52,538	e*	Titan Machinery, Inc	1,093
75,889	e	TMK OAO (GDR)	1,921
186,001	e*	TomoTherapy, Inc	852
60,355		Topps Tiles plc	63
27,041		Toromont Industries Ltd	670
6,900	e	Trusco Nakayama Corp	92
201,283	e*	Tyler Technologies, Inc	3,053
13,400	e	Ulvac, Inc	380
1,571,641		UMW Holdings BHD	2,661
278,839	e	Valeo S.A.	8,438
4,312	e	Vossloh AG.	447
289,958	e	W.W. Grainger, Inc	25,218
3,107		Wajax Income Fund	88
31,154		Wavin NV	179
365,818	*	WESCO International, Inc	11,772
80,821		Wesfarmers Ltd	1,860
987,369		Wesfarmers Ltd	22,962
188,274		Wolseley plc	1,423
21,500	e	Yamazen Corp	64
77,000	e	Yuasa Trading Co Ltd	84
11,500	e	Zenrin Co Ltd	139
		TOTAL WHOLESALE TRADE-DURABLE GOODS	708,568

WHOLESALE TRADE-NONDURABLE GOODS - 0.98%
24,300		AarhusKarlshamn AB	411
67,501	e	ABB Grain Ltd	428
11,200	e	ABC-Mart, Inc	318
130,541		Aceto Corp	1,252
151,765	*	Adcock Ingram Holdings Ltd	617
619,360	e	Airgas, Inc	30,751
273,202	e*	Akorn, Inc	1,402
40,770,600	*	Alliance Global Group, Inc	3,069
779,820	e*	Alliance One International, Inc	2,963
312,808	e	Allscripts Healthcare Solutions, Inc	3,891
30,828		Altana AG.	457
104,714	e	Andersons, Inc	3,688
17,300	e	AOC Holdings, Inc	136
375,576		Ashtead Group plc	452
22,800	*	ASOS plc	144
61,598	e*	Australian Pharmaceutical Industries Ltd	31
12,800	e	Axfood AB	348
433,908	e*	Bare Escentuals, Inc	4,717
3,447	*	Baron de Ley	222
542,094	e	Billabong International Ltd	6,053
142,478	e*	BMP Sunstone Corp	989
354,208	e	Brown-Forman Corp (Class B)	25,436
2,700		C Uyemura & Co Ltd	104
4,145,556		Cardinal Health, Inc	204,293
177,129	e	Casino Guichard Perrachon S.A.	15,805
46,075	e	Celesio AG.	2,011
258,147	*	Central European Distribution Corp	11,722

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
100,000		China Aviation Oil Singapore Corp Ltd	$57
1,710,000		China BlueChemical Ltd	953
963,000	e	China Mengniu Dairy Co Ltd	999
316,300		Controladora Comercial Mexicana S.A. de C.V.	727
58,984	e*	Core-Mark Holding Co, Inc	1,474
31,404	e	Corporate Express Australia Ltd	123
2,558,000	e	Dalian Port PDA Co Ltd	907
41,425	e	Danisco AS	2,328
12,218		DC Chemical Co Ltd	3,359
954,876	e*	Dean Foods Co	22,306
4,428		Delek Group Ltd	357
181,048		DS Smith plc	351
6,350		East Asiatic Co Ltd A.S.	267
838		Emmi AG.	94
363,147		Empresas COPEC S.A.	4,109
833,608	*	Endo Pharmaceuticals Holdings, Inc	16,672
335,140	e*	Ercros S.A.	101
2,167,275		Esprit Holdings Ltd	13,434
103,570		Findel plc	189
3,633,090	e	Foster's Group Ltd	16,232
238,891	e*	Fresh Del Monte Produce, Inc	5,303
40,000	e*	Fujiya Co Ltd	46
125,263		Fyffes plc	56
2,772		Galenica AG.	991
3,802,263		Gazprom (ADR)	121,507
325,000		GIIR, Inc	2,596
144,974	e*	Gildan Activewear, Inc (Class A)	3,222
22,769	e*	GrainCorp Ltd	135
93,739	e*	Green Mountain Coffee Roasters, Inc	3,688
231,661	e*	Hain Celestial Group, Inc	6,378
126,000		Hanwa Co Ltd	439
45,792		Hanwha Corp	1,747
475,647	e*	Henry Schein, Inc	25,609
392,367	e	Herbalife Ltd	15,506
5,575		IC Companys AS	99
887,993	e	Idearc, Inc	1,110
14,581,500	v	IRPC PCL	1,764
23,000		Itochu Enex Co Ltd	149
1,600	e	Itochu-Shokuhin Co Ltd	52
175,000	e	Iwatani International Corp	411
34,000	e	Japan Pulp & Paper Co Ltd	112
341,055		JBS S.A.	850
15,010		John Menzies plc	71
17,200		Kato Sangyo Co Ltd	205
60,717	e	Kenneth Cole Productions, Inc (Class A)	893
505,336	e	Kikkoman Corp	6,845
20,100		Kobayashi Pharmaceutical Co Ltd	614
11,805		Koninklijke Vopak NV	555
153,601	e	K-Swiss, Inc (Class A)	2,673
175,700		KT&G Corp	13,114
7,286		Laboratorios Farmaceuticos Rovi S.A	84
849		LDC	71
116,095	e*	LSB Industries, Inc	1,608

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
223,055	e	Macquarie Infrastructure Co LLC	$2,947
12,463		MARR S.p.A.	88
5,154,920		Marubeni Corp	23,367
199,633		Massmart Holdings Ltd	1,828
19,676	e*	Maui Land & Pineapple Co, Inc	541
291,183	e	Men's Wearhouse, Inc	6,185
461,338	e	Metcash Ltd	1,477
277,380		Metro, Inc (Class A)	8,048
191,889	e	Myers Industries, Inc	2,420
81,000		Nagase & Co Ltd	754
70,467	e	Nash Finch Co	3,039
1,376,596	e	Nippon Oil Corp	6,932
255,724	e	Nu Skin Enterprises, Inc (Class A)	4,148
19,975	e	Oriflame Cosmetics S.A.	925
672,000		Pacific Andes International Holdings Ltd	76
74,600		Pakistan State Oil Co Ltd	267
109,903	*	Perry Ellis International, Inc	1,639
5,602		Pescanova S.A.	238
475,200		Petronas Dagangan BHD	908
5,950	e	Point, Inc	228
626,000		Prime Success International Group Ltd	277
50,000	*	Pronova BioPharma AS	165
1,171,000		PT Unilever Indonesia Tbk	925
642,886		Reliance Industries Ltd	27,017
4,600		Ryoshoku Ltd	75
12,700	e	Sakata Seed Corp	187
63,400		San-A Co Ltd	2,007
21,000		San-Ai Oil Co Ltd	67
15,226		Sarantis S.A.	172
12,162	e*	Schiff Nutrition International, Inc	83
114,058	e*	School Specialty, Inc	3,557
2,080		Schweizerhall Holding AG.	401
3,203,682	e	Sigma Pharmaceuticals Ltd	3,101
8,588		Sligro Food Group NV	259
124,905	e	Spartan Stores, Inc	3,108
53,084		Sprider Stores S.A.	114
28,653	*	Super De Boer	127
260,104	e	Suzuken Co Ltd	7,904
50,563	e	Symrise AG.	858
53,786	e*	Synutra International, Inc	1,083
3,307,601	e	Sysco Corp	101,973
589,903		Terra Industries, Inc	17,343
163,131		Tiger Brands Ltd	2,733
13,600	e	Toho Pharmaceutical Co Ltd	193
28,000		Tokai Corp	143
224,863	e*	Tractor Supply Co	9,456
1,927,542	e	Unilever NV	54,258
1,113,228		Unilever NV	31,349
3,220,537		Uni-President Enterprises Corp	2,907
241,136	e*	United Natural Foods, Inc	6,026
142,837	*	United Stationers, Inc	6,832
26,567	e	Valhi, Inc	478

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,540		VAN DE Velde	$91
1,673	e	Vilmorin & Cie	220
96,906	*	Viterra, Inc	926
114,027	e*	Volcom, Inc	1,970
14,400	e	Wimm-Bill-Dann Foods OJSC (ADR)	1,022
15,000		Yokohama Reito Co Ltd	102
136,780	e	Zep, Inc	2,413
95,526	e*	Zhongpin, Inc	1,015
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	984,244

		TOTAL COMMON STOCKS	100,057,409
		(Cost $112,900,973)

RIGHTS/WARRANTS - 0.00% **

CHEMICALS AND ALLIED PRODUCTS - 0.00% **
91,423	m,v*	Dov Pharmaceutical, Inc (Expires 12/31/09)	-	^
1,155	m,v*	Dov Pharmaceutical, Inc (Expires 12/31/09)	-	^
		TOTAL CHEMICALS AND ALLIED PRODUCTS	-	^

ELECTRIC, GAS, AND SANITARY SERVICES - 0.00% **
17,262,941	m,v*	EDP - Energias do Brasil S.A.	91
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	91

FOOD AND KINDRED PRODUCTS - 0.00% **
15,606	*	Cosan SA Industria e Comercio	1
		TOTAL FOOD AND KINDRED PRODUCTS	1

GENERAL BUILDING CONTRACTORS - 0.00% **
64,333		PYI Corp Ltd (Expires 9/25/09)	-	^
		TOTAL GENERAL BUILDING CONTRACTORS	-	^

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
136,455	*	IJM Land BHD (Expires 9/11/13)	9
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	9

HOTELS AND OTHER LODGING PLACES - 0.00% **
222,000	*	Golden Resorts Group Ltd (Expires 6/9/10)	-	^
		TOTAL HOTELS AND OTHER LODGING PLACES	-	^

TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT - 0.00% **
283,631	*	Tat Hong Holdings Ltd (Expires 8/02/13)	29
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	29

LUMBER AND WOOD PRODUCTS - 0.00%**
180,753	v*	Goodpack Ltd (Expires 7/16/09)	33
		TOTAL LUMBER AND WOOD PRODUCTS	33

MISCELLANEOUS RETAIL - 0.00% **
1,019,250	m,v*	OSIM International Ltd (Expires 6/23/11)	43
		TOTAL MISCELLANEOUS RETAIL	43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
NONDEPOSITORY INSTITUTIONS - 0.00% **
449,858	*	Heckmann Corp (Expires 11/9/11)	$958
27,401	m,v*	Imperial Credit Ind. Inc	-	^
		TOTAL NONDEPOSITORY INSTITUTIONS	958

PRIMARY METAL INDUSTRIES - 0.00% **
346,000	m,v	Dowa Mining	3
240,042	*	Hindalco Industries Ltd	3
		TOTAL PRIMARY METAL INDUSTRIES	6

REAL ESTATE - 0.00%**
553,875	*	SP Setia BHD (Expires 1/21/13)	61
		TOTAL REAL ESTATE	61

SECURITY AND COMMODITY BROKERS - 0.00% **
77	m,v	Jahangir Siddiqui & Co	-	^
		TOTAL SECURITY AND COMMODITY BROKERS	-	^

TRANSPORTATION EQUIPMENT - 0.00% **
33,975		Tata Motors 1 Ltd	11
33,975		Tata Motors 2 Ltd	37
		TOTAL TRANSPORTATION EQUIPMENT	48

WATER TRANSPORTATION - 0.00% **
930,000	*	Global Ship Lease, Inc (Expires 8/24/10)	642
		TOTAL WATER TRANSPORTATION	642

		TOTAL RIGHTS / WARRANTS	1,921
		(Cost $2,009)

SHORT-TERM INVESTMENTS - 10.37%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.37%

CERTIFICATE OF DEPOSITS - 1.11%
		Banco Santander	149,817
		Bank Of Scotland plc	99,668
		Bank Of Scotland plc	49,858
		CALYON NY BRANCH	149,631
		Lloyds Bank plc	149,875
		Royal Bank of Canada	199,512
		Royal Bank of Scotland	149,804
		US Bank	174,905
		TOTAL CERTIFICATE OF DEPOSITS	1,123,070

COMMERCIAL PAPER - 1.13%
		Aspen Funding Corp	50,000
		Cancara Asset Commercial Paper	66,000
		Cancara Asset Commercial Paper	177,000
		Cancara Asset Commercial Paper	98,751
		Citibank	43,668
		Gemini Corp	250,000
		Newport Funding Corp	200,000

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

VALUE
SHARES	(000)
Sheffield Receivables Corp	$250,000
TOTAL COMMERCIAL PAPER	1,135,419

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.04%
Freddie Mac Discount Notes	298,790
Freddie Mac Discount Notes	124,135
Federal National Mortgage Association Discount Notes	199,435
Federal National Mortgage Association Discount Notes	297,947
Federal National Mortgage Association Discount Notes	124,125
TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,044,432

REPURCHASE AGREEMENTS - 2.58%
Bank of America	305,000
BNP Baribas	300,000
BNP Baribas	100,000
BNP Baribas	295,000
Credit Suise	500,000
Credit Suise	300,000
Deutsche Bank	200,000
Merrill Lynch	300,000
Salomon Bros.	107,324
UBS AG	200,000
TOTAL REPURCHASE AGREEMENTS	2,607,324

MONEY MARKET INSTRUMENTS - 1.11%
State Street Navigator Securities Lending Prime Portfolio	1,120,224
TOTAL MONEY MARKET INSTRUMENTS	1,120,224

VARIABLE NOTES - 3.40%
American Express Credit Account Master Trust	24,692
American Express Credit Account Master Trust	79,486
American Express Credit Account Master Trust	54,991
American Express Credit Account Master Trust	83,167
BA Credit Card Trust	82,786
BA Credit Card Trust	62,010
BA Credit Card Trust	59,972
Bank of America NA	169,026
Bank One Issuance Trust	24,098
Barclays Bank Plc/NY	99,827
Brunel Residential Mortgage Securitisation PLC	36,493
Capital One Multi-Asset Execution Trust	12,953
Capital One Multi-Asset Execution Trust	13,938
Capital One Multi-Asset Execution Trust	41,269
Capital One Multi-Asset Execution Trust	165,701
Capital One Multi-Asset Execution Trust	29,775
Chase Issuance Trust	31,045
Chase Issuance Trust	16,471
Chase Issuance Trust	48,194
Chase Issuance Trust	100,985
Citibank Credit Card Issuance Trust	104,827
Citibank Credit Card Issuance Trust	77,937
Citigroup Funding Inc	83,855
Discover Card Master Trust	15,548
Discover Card Master Trust	65,473

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
		Discover Card Master Trust I	$78,847
		Discover Card Master Trust I	15,769
		Discover Card Master Trust I	64,205
		Discover Card Master Trust I	42,613
		Discover Card Master Trust I	15,700
		Discover Card Master Trust I	7,789
		GE Equipment Midticket LLC	36,622
		General Electric Capital Corp	20,852
		General Electric Capital Corp	20,252
		General Electric Capital Corp	108,302
		General Electric Capital Corp	49,676
		General Electric Capital Corp	16,631
		Granite Master Issuer PLC	40,619
		Granite Master Issuer PLC	33,323
		JPMorgan Chase & Co	127,585
		JPMorgan Chase & Co	99,899
		Medallion Trust	15,068
		Nelnet Student Loan Trust	71,625
		Nelnet Student Loan Trust	29,134
		Nelnet Student Loan Trust	44,145
		Permanent Financing PLC	126,130
		Permanent Financing PLC	90,005
		Permanent Master Issuer PLC	24,195
		Puma Finance Ltd	36,364
		Rabobank Nederland NV	99,801
		SLM Student Loan Trust	52,511
		SLM Student Loan Trust	42,180
		SLM Student Loan Trust	153,649
		Wachovia Student Loan Trust	68,230
		Wachovia Corp	53,160
		Wells Fargo & Co	41,807
		World Omni Auto Receivables Trust	123,883
		TOTAL VARIABLE NOTES	3,435,090

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	10,465,559

		TOTAL SHORT-TERM INVESTMENTS	10,465,559
		(Cost $10,465,558)

		TOTAL PORTFOLIO - 110.06%	111,115,743
		(Cost $124,114,117)

		OTHER ASSETS & LIABILITIES, NET - (10.06)%	(10,153,872)

		NET ASSETS - 100.00%	$100,961,871

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	LLC	Limited Liability Company
	LP	Limited Partnership
	plc	Public Limited Company
	SICAV	Societe d'Investissement A Capital Variable
	SPDR	Standard & Poor's Depository Receipt

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
a	Affiliated holding.
b	In bankruptcy.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2008, the value of these securities amounted to $6,979,731 or 0.01% of net assets.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

At September 30, 2008, the unrealized depreciation on investments was $12,998,374,569, consisting of gross unrealized appreciation of $6,891,010,123 and gross unrealized depreciation of $19,889,384,692

Companies in which the Account held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment
Management or affiliated entities are treated as affiliated companies.
Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-STOCK ACCOUNT
JANUARY 1, 2008 – SEPTEMBER 30, 2008

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
	December 31,						September 30,	September 30,
Issue	2007	Cost	Proceeds	Gain/(Loss)	Income	Expense	2008	2008

Daishin Securities Co	$6,450,000	$-	$-	$-	$599,118	$122,354	1,000,000	$5,880,882
Digital Garage, Inc	22,772,663	-	150,980	(54,529)	-	-	12,156	11,916,049
First NIS Regional Fund SICAV	15,984	-	-	-	-	-	1,598,400	15,984
Healthsouth Corp	94,039,659	1,168,346	17,045,411	(4,618,270)	-	-	-	*
Information Development Co	2,493,627	-	-	(6,038)	82,623	5,784	431,900	2,554,324
Intelligent Wave, Inc	4,234,608	-	69,947	(272,665)	75,168	5,262	15,915	2,893,758
MPM Bioventures II	12,086,377	-	-	-	-	-	21,967,242	9,918,210
Skyline Venture Partners	3,695,430	-	-	-	-	-	4,126,206	1,710,230
		$1,168,346	$17,266,338	$(4,951,502)	$756,909	$133,400		$34,889,437
* Not an Affiliate as of September 30, 2008

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
Summary of Market Values by Country (Unaudited)
September 30, 2008
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES	$85,802,004,086	77.22%
TOTAL DOMESTIC	85,802,004,086	77.22

FOREIGN
AFGHANISTAN	5,001,489	0.00
ARGENTINA	15,160,618	0.01
AUSTRALIA	1,090,415,829	0.98
AUSTRIA	142,782,644	0.13
BAHAMAS	1,186,630	0.00
BELGIUM	126,851,680	0.11
BERMUDA	28,573,835	0.03
BRAZIL	520,572,049	0.47
CANADA	2,061,150,927	1.86
CAYMAN ISLANDS	6,065,910	0.01
CHILE	33,704,199	0.03
CHINA	485,879,850	0.44
COLOMBIA	13,223,089	0.01
CZECH REPUBLIC	40,770,154	0.04
DENMARK	103,012,618	0.09
EGYPT	16,637,013	0.02
FINLAND	215,902,805	0.19
FRANCE	2,064,528,815	1.86
GERMANY	2,290,811,819	2.06
GHANA	147,457	0.00
GREECE	113,160,565	0.10
HONG KONG	382,685,453	0.34
HUNGARY	20,225,751	0.02
INDIA	211,265,682	0.19
INDONESIA	50,064,970	0.05
IRELAND	56,787,918	0.05
ISLE OF MAN	5,198,792	0.00
ISRAEL	216,790,319	0.20
ITALY	701,556,890	0.63
JAPAN	4,266,883,997	3.84
JORDAN	2,092,945	0.00
KAZAKHSTAN	1,137,110	0.00
KOREA, REPUBLIC OF	353,108,486	0.32
LIECHTENSTEIN	253,601	0.00
LUXEMBOURG	6,415,991	0.01
MALAYSIA	123,176,740	0.11
MEXICO	142,784,488	0.13
MOROCCO	10,149,338	0.01
NETHERLAND ANTILLES	1,659,821	0.00
NETHERLANDS	484,640,343	0.44
NEW ZEALAND	23,502,371	0.02
NORWAY	93,717,206	0.08
PAKISTAN	3,665,185	0.00
PANAMA	69,126,801	0.06
PERU	14,738,725	0.01
PHILIPPINES	39,195,740	0.04
POLAND	46,913,849	0.04
PORTUGAL	40,109,328	0.04
PUERTO RICO	5,119,978	0.00
RUSSIA	332,506,985	0.30
SINGAPORE	254,914,455	0.23
SOUTH AFRICA	233,228,515	0.21
SPAIN	743,474,273	0.67
SWEDEN	289,753,433	0.26
SWITZERLAND	1,881,337,858	1.69
TAIWAN	347,267,335	0.31
THAILAND	73,902,987	0.07
TURKEY	44,848,079	0.04
UNITED KINGDOM	4,363,996,908	3.93
TOTAL FOREIGN	25,313,738,641	22.78
TOTAL PORTFOLIO	$111,115,742,727	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

			VALUE
SHARES			(000)

PREFERRED STOCKS - 0.18%

COMMUNICATIONS - 0.00% **
16,444	e	ProSiebenSat.1 Media AG.	$111
		TOTAL COMMUNICATIONS	111

CHEMICALS AND ALLIED PRODUCTS - 0.01%
37,572	e	Henkel KGaA	1,370
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,370

ELECTRIC, GAS, AND SANITARY SERVICES - 0.06%
94,127		Companhia Energetica de Minas Gerais	1,860
226,338		Companhia Paranaense de Energia	3,140
163,660		Eletropaulo Metropolitana de Sao Paulo S.A.	2,279
3,757		RWE AG.	270
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,549

FOOD AND KINDRED PRODUCTS - 0.01%
522,319		Sadia S.A.	1,564
		TOTAL FOOD AND KINDRED PRODUCTS	1,564

HOLDING AND OTHER INVESTMENT OFFICES - 0.02%
583,256		Investimentos Itau S.A.	2,918
11,579	e*	Istituto Finanziario Industriale S.p.A.	128
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,046

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.01%
9,783		Schindler Holding AG.	589
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	589

INSTRUMENTS AND RELATED PRODUCTS - 0.01%
16,107		Fresenius SE	1,172
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,172

INSURANCE AGENTS, BROKERS AND SERVICE - 0.00% **
185,583		Unipol S.p.A.	315
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	315

PRIMARY METAL INDUSTRIES - 0.02%
109,687		Usinas Siderurgicas de Minas Gerais S.A.	2,335
		TOTAL PRIMARY METAL INDUSTRIES	2,335

REAL ESTATE - 0.00% **
10,195,901	m,v*	Ayala Land, Inc	22
		TOTAL REAL ESTATE	22

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

STONE, CLAY, AND GLASS PRODUCTS - 0.01%
69,643		Bradespar S.A.	$977
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	977

TRANSPORTATION EQUIPMENT - 0.03%
1,456		Bayerische Motoren Werke AG.	45
18,026		Porsche AG.	1,955
9,986		Volkswagen AG.	1,243
		TOTAL TRANSPORTATION EQUIPMENT	3,243

		TOTAL PREFERRED STOCKS	22,293
		(Cost $33,176)

COMMON STOCKS - 99.02%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00% **
8,427		Bureau Veritas S.A.	431
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	431

AGRICULTURAL SERVICES - 0.03%
3,482,123	e	Chaoda Modern Agriculture	2,941
38,531		Yara International ASA	1,371
		TOTAL AGRICULTURAL SERVICES	4,312

AMUSEMENT AND RECREATION SERVICES - 1.00%
31,345	e	Aristocrat Leisure Ltd	164
2,680,000	e*	Galaxy Entertainment Group Ltd	531
5,085,000	e*	Gallant Venture Ltd	1,738
126,683		Ladbrokes plc	428
7,395,000	m	Leisure & Resorts World Corp	292
13,250	e	Lottomatica S.p.A.	347
10,582,000		NagaCorp Ltd	2,029
210,569	e	Nintendo Co Ltd	89,318
46,147		OPAP S.A.	1,416
5,701	e	Oriental Land Co Ltd	386
3,186	e	Pacific Golf Group International Holdings KK	2,106
150,000	*	Penn National Gaming, Inc	3,986
1,127,040		Publishing & Broadcasting Ltd	2,251
20,544	e	Sega Sammy Holdings, Inc	186
46,347		Sky City Entertainment Group Ltd	115
51,073		TABCORP Holdings Ltd	336
576,500		Tanjong plc	2,205
109,001	e	Tattersall's Ltd	210
5,325	e*	Ticketmaster	57
623,177		Walt Disney Co	19,125
71,169		William Hill plc	300
		TOTAL AMUSEMENT AND RECREATION SERVICES	127,526

APPAREL AND ACCESSORY STORES - 0.45%
27,000		Abercrombie & Fitch Co (Class A)	1,065
160,874	e*	Aeropostale, Inc	5,166
40,147	e	American Eagle Outfitters, Inc	612
87,909		Burberry Group plc	622
5,294	e	Fast Retailing Co Ltd	540

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
847,934		Gap, Inc	$15,076
268,751	e	Hennes & Mauritz AB (B Shares)	11,004
45,651	e	Inditex S.A.	1,932
110,207	*	Kohl's Corp	5,078
203,782		Limited Brands, Inc	3,529
33,543	e	Nordstrom, Inc	967
1,108,000	e	Ports Design Ltd	2,029
191,675		Ross Stores, Inc	7,055
61,171	e*	Urban Outfitters, Inc	1,950
		TOTAL APPAREL AND ACCESSORY STORES	56,625

APPAREL AND OTHER TEXTILE PRODUCTS - 0.23%
1,144,015	e	Asics Corp	8,894
95,000		C C Land Holdings Ltd	21
14,606	e	Hermes International	2,376
59,495	e	Mitsubishi Rayon Co Ltd	147
247,216	e	Nisshinbo Industries, Inc	2,411
14,152	e	Onward Kashiyama Co Ltd	148
35,206		Polo Ralph Lauren Corp (Class A)	2,346
2,426	e	Shimamura Co Ltd	163
920		Toyobo Co Ltd	1
159,006		VF Corp	12,293
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	28,800

AUTO REPAIR, SERVICES AND PARKING - 0.03%
21,142	e	Aisin Seiki Co Ltd	518
22,525	*	Hertz Global Holdings, Inc	170
12,351	e	NOK Corp	138
118	e	Park24 Co Ltd	1
8,705	e	Ryder System, Inc	540
90,950		Standard Chartered plc	2,179
18,702	e	Sumitomo Rubber Industries, Inc	167
		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,713

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
78,529		Advance Auto Parts	3,114
11,288	e*	Autonation, Inc	127
49,493	*	Autozone, Inc	6,104
33,237		Canadian Tire Corp Ltd	1,530
44,889	e*	Carmax, Inc	628
424,000	e	Fuji Heavy Industries Ltd	2,148
89,261		Inchcape plc	302
400,196	e	Suzuki Motor Corp	7,415
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	21,368

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.20%
26,249	e	Fastenal Co	1,296
589		Grafton Group plc	3
509,916		Home Depot, Inc	13,202
495,910		Kingfisher plc	1,182
417,391		Lowe's Cos, Inc	9,888
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	25,571

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
BUSINESS SERVICES - 4.21%
371,391		Accenture Ltd (Class A)	$14,113
6,050		Acciona S.A.	922
421,382	*	Activision Blizzard, Inc	6,502
27,003		Adecco S.A.	1,173
453,110	*	Adobe Systems, Inc	17,884
76,138	*	Affiliated Computer Services, Inc (Class A)	3,855
81,310	*	AirMedia Group, Inc (ADR)	606
40,027	*	Akamai Technologies, Inc	698
87,266	*	Alliance Data Systems Corp	5,531
14,390	e	Atos Origin S.A.	633
72,168	*	Autodesk, Inc	2,421
235,360		Automatic Data Processing, Inc	10,062
300,792	*	Autonomy Corp plc	5,585
54,152		Autostrade S.p.A.	1,116
150,272		Aveva Group plc	3,099
154,673	*	BMC Software, Inc	4,428
125,481		CA, Inc	2,505
44,675	*	Cadence Design Systems, Inc	302
428,123	*	CGI Group, Inc (Class A)	3,745
46,147	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	542
28,712	*	Citrix Systems, Inc	725
45,188	*	Cognizant Technology Solutions Corp (Class A)	1,032
263,828	*	Computer Sciences Corp	10,603
726,030		Computershare Ltd	5,489
8,494	e	CSK Holdings Corp	124
83,820	e	Ctrip.com International Ltd (ADR)	3,236
12,328	e	Dassault Systemes S.A.	661
32	e	Dena Co Ltd	129
214	e	Dentsu, Inc	430
7,690	e*	DST Systems, Inc	431
126,567	*	DynCorp International, Inc (Class A)	2,121
331,585	*	eBay, Inc	7,421
64,586	*	Electronic Arts, Inc	2,389
12,008	e*	Elpida Memory, Inc	226
35,923		Equifax, Inc	1,238
155,639	e*	Expedia, Inc	2,352
214,964		Experian Group Ltd	1,425
30,340		Fidelity National Information Services, Inc	560
25,156	*	Fiserv, Inc	1,190
171,857	e*	Focus Media Holding Ltd (ADR)	4,900
205,406		Fujitsu Ltd	1,155
14	e	Goodwill Group, Inc	-	^
160,160	*	Google, Inc (Class A)	64,147
249,814		Group 4 Securicor plc	903
2,059	e	Gruppo Editoriale L'Espresso S.p.A.	4
2,565	e	Hakuhodo DY Holdings, Inc	127
275,939		Hays plc	400
50,049	e	IFIL - Investments S.p.A.	227
57,920		IMS Health, Inc	1,095
23,217	e	Indra Sistemas S.A.	553
485	e	Internet Initiative Japan, Inc	1,155
97,077	*	Interpublic Group of Cos, Inc	752

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
97,390	*	Intuit, Inc	$3,078
39,294	e*	Iron Mountain, Inc	959
27	*	IT Holdings Corp	-	^
13,415	e	JC Decaux S.A.	294
195,659	e	JSR Corp	2,609
107,737	e*	Juniper Networks, Inc	2,270
50,000	*	Kinetic Concepts, Inc	1,430
228,788	e	Konami Corp	5,757
15,677	e*	Lamar Advertising Co (Class A)	484
1,092,308		LogicaCMG plc	2,137
82,133	e*	Longtop Financial Technologies Ltd (ADR)	1,157
24,875		Manpower, Inc	1,074
24,858	e	Mastercard, Inc (Class A)	4,408
156,292	*	McAfee, Inc	5,308
3,995,853	d	Microsoft Corp	106,649
6,360		Mitsubishi UFJ Lease & Finance Co Ltd	208
372	e*	Mixi Inc	2,663
24,290	*	Monster Worldwide, Inc	362
212,328	e	NEC Corp	908
60,000	e*	Netease.com (ADR)	1,368
16,115	*	NHN Corp	2,067
12,410	e	Nomura Research Institute Ltd	255
240,294	*	Novell, Inc	1,235
139	e	NTT Data Corp	550
767	e	Obic Co Ltd	125
106,788		Omnicom Group, Inc	4,118
2,151,450	*	Oracle Corp	43,696
4,103	e	Oracle Corp Japan	187
1,700		Otsuka Corp	111
16,234	e	Promotora de Informaciones S.A.	110
40,000		Prosegur Cia de Seguridad S.A.	1,391
21,510		Public Power Corp	332
28,728	e	Publicis Groupe S.A.	905
720	e	Rakuten, Inc	406
21,761		Randstad Holdings NV	572
42,232		Ritchie Bros Auctioneers, Inc	1,012
31,622	e	Robert Half International, Inc	783
270,845		Sage Group plc	949
144,838	e*	Salesforce.com, Inc	7,010
536,924	e	SAP AG.	28,596
23,113		Secom Co Ltd	963
65,897		Securitas AB (B Shares)	742
3,593		SGS S.A.	4,229
66,951	e*	Sina Corp	2,357
83,010	e	Softbank Corp	1,082
942	e	So-net Entertainment Corp	2,423
117,300	e	Square Enix Co Ltd	3,430
304,953	*	Sun Microsystems, Inc	2,318
557,441	*	Symantec Corp	10,915
28,524	*	Synopsys, Inc	569
300,476	e*	Temenos Group AG.	5,728
34,449		Total System Services, Inc	565
11,351	e	Trend Micro, Inc	430

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
26,101		United Internet AG.	$281
2,702		USS Co Ltd	174
59,049	*	VeriSign, Inc	1,540
295,372		Visa, Inc (Class A)	18,133
12,714	e*	VMware, Inc (Class A)	339
303,290		Waste Management, Inc	9,551
2,294,746		WPP Group plc	18,561
1,666	e	Yahoo! Japan Corp	545
544,076	*	Yahoo!, Inc	9,412
		TOTAL BUSINESS SERVICES	534,742

CHEMICALS AND ALLIED PRODUCTS - 11.12%
1,786,521		Abbott Laboratories	102,868
20,440	e*	Actelion Ltd	1,053
87,646		Agrium, Inc	4,900
233,879	e	Air Liquide	25,700
147,379		Air Products & Chemicals, Inc	10,094
440,000	e	Air Water, Inc	4,433
1,220,577		Akzo Nobel NV	58,598
3,183	e	Alfresa Holdings Corp	154
833,246	*	Amgen, Inc	49,386
131,093	e	Asahi Kasei Corp	552
54,083	e	Astellas Pharma, Inc	2,272
1,070,394		AstraZeneca plc	46,840
75,468	e	AstraZeneca plc (ADR)	3,312
19,720		Avery Dennison Corp	877
1,226,123		Avon Products, Inc	50,970
20,949	e*	Barr Pharmaceuticals, Inc	1,368
324,462		BASF AG.	15,469
18,622		Beiersdorf AG.	1,177
85,415	*	Biogen Idec, Inc	4,296
62,339	e	Biovail Corp	592
723,656		Bristol-Myers Squibb Co	15,088
631,768		Celanese Corp (Series A)	17,633
20,882	e*	Cephalon, Inc	1,618
68,220		CF Industries Holdings, Inc	6,239
13,993	*	Charles River Laboratories International, Inc	777
11,316		Christian Dior S.A.	858
21,458	e	Chugai Pharmaceutical Co Ltd	350
355,791		Cipla Ltd	1,750
896	e	Clariant AG.	9
143,621		Clorox Co	9,004
252,016		Colgate-Palmolive Co	18,989
334,529		CSL Ltd	10,135
188,016		Cytec Industries, Inc	7,316
29,630	e	Daicel Chemical Industries Ltd	133
226,579	e	Daiichi Sankyo Co Ltd	5,838
66,010	e	Dainippon Ink and Chemicals, Inc	125
17,000	e	Dainippon Sumitomo Pharma Co Ltd	139
230,412		Dow Chemical Co	7,322
138,262		DSM NV	6,540
368,154		Du Pont (E.I.) de Nemours & Co	14,837
35,791	e	Eastman Chemical Co	1,971

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
63,863		Ecolab, Inc	$3,099
27,670	e	Eisai Co Ltd	1,081
81,294	*	Elan Corp plc	860
17,186	e*	Elan Corp plc (ADR)	183
236,705		Eli Lilly & Co	10,422
1,075		Eramet	412
26,508	e	Estee Lauder Cos (Class A)	1,323
59,544		FMC Corp	3,060
108,340	*	Forest Laboratories, Inc	3,064
370,772	*	Genentech, Inc	32,880
59,155	*	Genzyme Corp	4,785
613,390	*	Gilead Sciences, Inc	27,958
1,356		Givaudan S.A.	1,133
1,445,119		GlaxoSmithKline plc	31,305
26,535		Grifols S.A.	678
1		H.B. Fuller Co	-	^
24,401		Henkel KGaA	748
348,115		Hindustan Lever Ltd	1,890
7,300	e	Hisamitsu Pharmaceutical Co, Inc	320
47,331	*	Hospira, Inc	1,808
24,915	e	Huntsman Corp	314
1,267,100		Incitec Pivot Ltd	5,077
15,819		International Flavors & Fragrances, Inc	624
74,397	e*	Inverness Medical Innovations, Inc	2,232
153,408	e*	Invitrogen Corp	5,799
30,771		K+S AG.	2,134
23,480	e	Kansai Paint Co Ltd	146
57,757		Kao Corp	1,549
184,806	*	Keryx Biopharmaceuticals, Inc	65
120,000	*	King Pharmaceuticals, Inc	1,150
54,570		Kingboard Chemical Holdings Ltd	186
38,087		Kuraray Co Ltd	379
22,816	e	Kyowa Hakko Kogyo Co Ltd	240
27,624		Linde AG.	2,950
9,663	e	Lonza Group AG.	1,212
93,775	e	L'Oreal S.A.	9,202
362,612	e	Mediceo Paltac Holdings Co Ltd	4,436
2,502,848		Merck & Co, Inc	78,990
162,876	e	Methanex Corp	3,191
139,994	e	Mitsubishi Chemical Holdings Corp	740
42,445	e	Mitsubishi Gas Chemical Co, Inc	205
247,962		Monsanto Co	24,543
46,749		Mosaic Co	3,180
773,582	e*	Mylan Laboratories, Inc	8,834
94,300	e	Nichi-iko Pharmaceutical Co Ltd	2,296
15,455	e	Nissan Chemical Industries Ltd	142
34,566		Nova Chemicals Corp	760
2,288,168		Novartis AG.	120,471
56,863		Novartis AG. (ADR)	3,005
95,163		Novo Nordisk AS (Class B)	4,933
9,534		Novozymes AS (B Shares)	850
261,222		Nufarm Ltd	3,197
10,500	e	Ono Pharmaceutical Co Ltd	485

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
17,951		Orion Oyj (Class B)	$304
62,678		Perrigo Co	2,411
2,481,170		Pfizer, Inc	45,753
166,377		Potash Corp of Saskatchewan	21,569
147,615		PPG Industries, Inc	8,609
110,091		Praxair, Inc	7,898
1,121,781		Procter & Gamble Co	78,177
596,868	v	PTT Chemical PCL	1,036
674,020		Reckitt Benckiser Group plc	32,680
460,836		Roche Holding AG.	72,140
73,235		Rohm & Haas Co	5,126
214,393		Sanofi-Aventis	14,095
8,165	e	Santen Pharmaceutical Co Ltd	208
595,914		Schering-Plough Corp	11,007
58,138	e	Sherwin-Williams Co	3,323
221,547		Shin-Etsu Chemical Co Ltd	10,535
32,073		Shionogi & Co Ltd	650
116,101		Shire Ltd	1,836
36,148	e	Shiseido Co Ltd	809
129,826		Showa Denko KK	274
109,151		Sigma-Aldrich Corp	5,722
5,949,585	e	Sinochem Hong Kong Holding Ltd	2,999
12,258	e	Solvay S.A.	1,505
50,000		Stada Arzneimittel AG.	2,003
172,982	e	Sumitomo Chemical Co Ltd	764
99,502		Sun Pharmaceuticals Industries Ltd	3,181
31,495		Syngenta AG.	6,642
14,154	e	Taisho Pharmaceutical Co Ltd	281
1,047,544		Taiwan Fertilizer Co Ltd	1,957
30,897	e	Taiyo Nippon Sanso Corp	245
483,097	e	Takeda Pharmaceutical Co Ltd	24,324
24,895	e	Tanabe Seiyaku Co Ltd	346
218,900	e	Tenma Corp	2,944
1,343,995	e	Teva Pharmaceutical Industries Ltd (ADR)	61,542
357,689	e*	Theravance, Inc	4,457
837,659	e	Tokai Carbon Co Ltd	6,144
23,693	e	Tokuyama Corp	137
145,521	e	Toray Industries, Inc	683
54,647	e	Tosoh Corp	161
109,260		UBE Industries Ltd	295
22,096		UCB S.A.	785
135,200	g,v	Uralkali (GDR)	4,107
28,611	*	Vertex Pharmaceuticals, Inc	951
3,419		Wacker Chemie AG.	488
144,508	e*	Warner Chilcott Ltd (Class A)	2,185
36,400	*	Watson Pharmaceuticals, Inc	1,037
705,651		Wyeth	26,067
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,412,500

COAL MINING - 0.34%
220,964	*	Alpha Natural Resources, Inc	11,364
29,422		Arch Coal, Inc	968
554,963	e	Centennial Coal Co Ltd	1,643

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
4,114,847		China Coal Energy Co	$4,350
37,807		Consol Energy, Inc	1,735
63,319		Fording Canadian Coal Trust	5,192
419,697		Gloucester Coal Ltd	3,119
296,434	*	Lihir Gold Ltd	602
213,199		Peabody Energy Corp	9,594
5,526,761		PT Bumi Resources Tbk	1,838
73,125		Sasol Ltd (ADR)	3,107
		TOTAL COAL MINING	43,512

COMMUNICATIONS - 4.97%
653,089	v	Advanced Info Service PCL	1,570
136,744	*	American Tower Corp (Class A)	4,919
3,225,495		AT&T, Inc	90,056
113,294		BCE, Inc	3,907
132,935		Belgacom S.A.	5,009
59,451	e	Brasil Telecom Participacoes S.A. (ADR)	2,905
234,621		British Sky Broadcasting plc	1,746
16,987,233		BT Group plc	49,247
518,775		Cable & Wireless plc	1,541
68,394		Cablevision Systems Corp (Class A)	1,721
86,226		Carphone Warehouse Group plc	266
3,253,000		Chunghwa Telecom Co Ltd	7,652
1,203,005		Comcast Corp (Class A)	23,615
113,307	e	Comcast Corp (Special Class A)	2,234
98,003	*	Crown Castle International Corp	2,839
1,825,243		Deutsche Telekom AG.	27,720
453,200		Digi.Com BHD	2,959
554,818	e*	DIRECTV Group, Inc	14,520
305,624	*	DISH Network Corp (Class A)	6,418
30,082	e	Elisa Oyj (Series A)	590
46,461		Embarq Corp	1,884
18,151		Eutelsat Communications	483
770,035	e	France Telecom S.A.	21,599
55		Fuji Television Network, Inc	71
19,669	e	Gestevision Telecinco S.A.	201
116,470		Globe Telecom, Inc	2,573
506,356		Hellenic Telecommunications Organization S.A.	9,102
2,868	e	Hikari Tsushin, Inc	61
161,195	e*	Hutchison Telecommunications International Ltd	180
12,516	*	IAC/InterActiveCorp	217
61	*	Intracom Holdings S.A.	-	^
694,859		ITV plc	522
267		Jupiter Telecommunications Co	192
1,995	e	KDDI Corp	11,301
315,927	e*	Level 3 Communications, Inc	853
48,957	*	Liberty Global, Inc (Class A)	1,483
19,784	e*	Liberty Global, Inc (Series C)	556
40,355	*	Liberty Media Corp - Capital (Series A)	540
310,611	*	Liberty Media Corp - Entertainment (Series A)	7,756
121,740	*	Liberty Media Holding Corp (Interactive A)	1,572
13,079		M6-Metropole Television	288
85,758	e	Manitoba Telecom Services Inc	3,163

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
160,905	e	Mediaset S.p.A.	$1,022
32,666	e*	MetroPCS Communications, Inc	457
6,288	e	Mobistar S.A.	443
52,966		Modern Times Group AB (B Shares)	1,908
42,732	*	NII Holdings, Inc (Class B)	1,620
5,150		Nippon Telegraph & Telephone Corp	22,987
3,256		NTT DoCoMo, Inc	5,212
15,626,985	*	Paxys, Inc	812
111,064		Philippine Long Distance Telephone Co (ADR)	6,257
137,404	e	Portugal Telecom SGPS S.A.	1,382
41,974	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	310
486,955	e	Qwest Communications International, Inc	1,573
213,329	e	Rogers Communications, Inc (Class B)	6,920
1,724,751		Royal KPN NV	24,909
17,763	e	Scripps Networks Interactive (Class A)	645
62,734		SES Global S.A.	1,299
967,402	e	Seven Network Ltd	4,970
148,081		Shaw Communications, Inc (B Shares)	2,997
3,514,508		Singapore Telecommunications Ltd	8,033
24,549	e	Societe Television Francaise 1	435
1,277,310	*	SONAECOM - SGPS S.A.	3,024
1,125,869		Sprint Nextel Corp	6,868
1,427,000	e	StarHub Ltd	2,588
4,706		Swisscom AG.	1,402
2,492,923		Taiwan Mobile Co Ltd	3,996
201,963		Tele Norte Leste Participacoes S.A.(ADR)	3,526
64,386		Tele2 AB (B Shares)	735
177,231	e	Telecom Corp of New Zealand Ltd	328
2,083,212	e	Telecom Italia S.p.A.	3,100
1,263,033		Telecom Italia S.p.A.	1,432
1,507,974		Telefonica S.A.	35,856
1,776,200		Telekom Austria AG.	31,252
175,383	e	Telenor ASA	2,184
763		Telephone & Data Systems, Inc	27
42,456		Telephone & Data Systems, Inc	1,518
28,177		Television Broadcasts Ltd	120
2,575,665	e	TeliaSonera AB	14,638
462,417		Telstra Corp Ltd	1,551
24,181		TELUS Corp	883
63,308		TELUS Corp (Non-Vote)	2,267
151,711	e	Time Warner Cable, Inc (Class A)	3,671
5,400		Tokyo Broadcasting System, Inc	93
27,500,520	v*	True Corp PCL	2,530
1,259,167		Verizon Communications, Inc	40,407
242,504		Vivendi Universal S.A.	7,603
19,243,847		Vodafone Group plc	42,499
288,692		Vodafone Group plc (ADR)	6,380
75,099		Windstream Corp	822
		TOTAL COMMUNICATIONS	631,522

DEPOSITORY INSTITUTIONS - 11.15%
37,083		77 Bank Ltd	187
58,332		Alliance & Leicester plc	284

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
184,161		Allied Irish Banks plc	$1,514
78,364		Alpha Bank S.A.	1,706
13,205,986		AMMB Holdings BHD	11,451
157,614		Anglo Irish Bank Corp plc	859
69,000		Aozora Bank Ltd	108
18,879	e	Associated Banc-Corp	377
1,880,813		Australia & New Zealand Banking Group Ltd	29,057
145,935	e	Banca Carige S.p.A.	482
1,586,999		Banca Intesa S.p.A.	8,728
188,538		Banca Intesa S.p.A.	899
444,838	e	Banca Monte dei Paschi di Siena S.p.A.	1,107
84,710	e	Banca Popolare di Milano	720
127,839	e	Banche Popolari Unite Scpa	2,801
1,310,352		Banco Bilbao Vizcaya Argentaria S.A.	21,189
952,784	e	Banco BPI S.A.	2,963
313,391		Banco Bradesco S.A. (ADR)	5,046
498,399	e	Banco Comercial Portugues S.A.	815
3,299,993		Banco de Oro Universal Bank	2,744
190,566	e	Banco de Sabadell S.A.	1,481
154,954		Banco do Brasil S.A.	1,853
46,897	e	Banco Espirito Santo S.A.	582
133,742	e	Banco Popolare Scarl	2,078
162,802	e	Banco Popular Espanol S.A.	1,939
6,830,323		Banco Santander Central Hispano S.A.	102,416
1,659,473		Bank of America Corp	58,082
3,690,842		Bank of Ayudhya PCL	1,843
1,696,704	e	Bank of East Asia Ltd	5,341
475,177		Bank of India	2,931
208,631		Bank of Ireland	1,163
33,039	e	Bank of Kyoto Ltd	337
213,852	e	Bank of Montreal	9,233
1,228,571		Bank of New York Mellon Corp	40,027
419,804	e	Bank of Nova Scotia	18,934
55,609		Bank of Okinawa Ltd	1,958
225,408	e	Bank of the Ryukyus Ltd	1,913
136,150	e	Bank of Yokohama Ltd	674
54,769	e	Bankinter S.A.	688
5,763,455		Barclays plc	34,243
165,687	e	BB&T Corp	6,263
25,678	e	Bendigo Bank Ltd	245
725,659	e	BNP Paribas	69,270
357,948		BOC Hong Kong Holdings Ltd	640
162,121	e	Canadian Imperial Bank of Commerce/Canada	9,305
2,453,350		Cathay Financial Holding Co Ltd	3,388
82,635	e	Chiba Bank Ltd	433
17,000	e	Chugoku Bank Ltd	237
160,000		CITIC International Financial Holdings Ltd	106
2,906,548		Citigroup, Inc	59,613
23,642		Comerica, Inc	775
173,057		Commerzbank AG.	2,565
858,290	e	Commonwealth Bank of Australia	30,249
55,714		Credicorp Ltd	3,468
185,503		Credit Agricole S.A.	3,573

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
93,730	e	Danske Bank AS	$2,257
530,552		DBS Group Holdings Ltd	6,323
110,678		Deutsche Bank AG.	7,918
110,550	e	Dexia	1,208
153,064		DNB NOR Holding ASA	1,187
65,323		EFG Eurobank Ergasias S.A.	1,191
9,782	e	EFG International	282
39,631	e	Erste Bank der Oesterreichischen Sparkassen AG.	1,973
101,400	e	Fifth Third Bancorp	1,207
612,552	e	First Horizon National Corp	5,733
457,527		Fortis	2,827
10,209,625		Fuhwa Financial Holdings Co Ltd	5,650
85,489	e	Fukuoka Financial Group, Inc	315
44,160	e	Gunma Bank Ltd	252
47,000	e	Hachijuni Bank Ltd	249
73,993	e	Hang Seng Bank Ltd	1,399
20,897		HDFC Bank Ltd	549
55,000	e	Hiroshima Bank Ltd	204
129,763		Hokuhoku Financial Group, Inc	290
4,921,277		HSBC Holdings plc	79,618
428,661		Hudson City Bancorp, Inc	7,909
54,562	e	Huntington Bancshares, Inc	436
108,441	e	ICICI Bank Ltd (ADR)	2,551
394,290	e	ING Groep NV	8,453
80,081		Investec plc	438
26,000	e	Iyo Bank Ltd	283
76,338	e	Joyo Bank Ltd	348
2,167,285		JPMorgan Chase & Co	101,212
382,222		Julius Baer Holding AG.	19,008
11,236	*	Jyske Bank	566
2,074,744		Kasikornbank PCL	3,866
1,206,331		Kasikornbank PCL	2,285
97,723		Keycorp	1,167
1,164,862		Lloyds TSB Group plc	4,681
13,113	e	M&T Bank Corp	1,170
41,173	e	Marshall & Ilsley Corp	830
103,746	e	Mediobanca S.p.A.	1,408
3,352,423	e	Mitsubishi UFJ Financial Group, Inc	29,234
723,750		Mitsui Trust Holdings, Inc	3,907
6,409	e	Mizuho Financial Group, Inc	28,027
164,000	e	Mizuho Trust & Banking Co Ltd	225
229,824	e	National Australia Bank Ltd	4,638
67,451		National Bank Of Canada	3,083
103,021		National Bank of Greece S.A.	4,175
125,887	e	National City Corp	220
144,777	e	Natixis	485
59,885		New York Community Bancorp, Inc	1,005
78,045	e	Nishi-Nippon City Bank Ltd	195
428,660		Nordea Bank AB	5,118
30,965		Northern Trust Corp	2,236
21,115		OKO Bank (Class A)	308
334,614		Oversea-Chinese Banking Corp	1,689
103,817	e	People's United Financial, Inc	1,998

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
67,613		Piraeus Bank S.A.	$1,408
104,191		PNC Financial Services Group, Inc	7,783
11,343	e	Raiffeisen International Bank Holding AG.	819
187,677	e	Regions Financial Corp	1,802
562	e	Resona Holdings, Inc	758
641,326	e	Royal Bank of Canada	30,432
14,552,678		Royal Bank of Scotland Group plc	46,946
57,109		Royal Bank of Scotland Group plc	183
33		Sapporo Hokuyo Holdings, Inc	165
114,320	e	Shinsei Bank Ltd	352
64,727	e	Shizuoka Bank Ltd	637
1,353,476	v	Siam Commercial Bank PCL	2,780
2,254,080		SinoPac Financial Holdings Co Ltd	630
95,771		Skandinaviska Enskilda Banken AB (Class A)	1,494
729,804		Societe Generale	65,558
112,444	e	Sovereign Bancorp, Inc	444
53,948		St George Bank Ltd	1,273
292,013		Standard Chartered plc	7,185
237,013		State Street Corp	13,481
3,032	e	Sumitomo Mitsui Financial Group, Inc	19,010
155,488		Sumitomo Trust & Banking Co Ltd	1,036
90,078		Suncorp-Metway Ltd	685
167,670		SunTrust Banks, Inc	7,543
699,689	e	Suruga Bank Ltd	8,144
95,306		Svenska Handelsbanken (A Shares)	2,134
74,856	e	Swedbank AB (A Shares)	979
12,800		Sydbank AS	384
50,000	e	Synovus Financial Corp	518
381,558	e	TCF Financial Corp	6,868
341,795	e	Toronto-Dominion Bank	20,580
3,790,462	*	UBS A.G.	64,788
18,455		Unibanco - Uniao de Bancos Brasileiros S.A (GDR)	1,862
15,959,093		UniCredito Italiano S.p.A	59,677
158,741		United Overseas Bank Ltd	1,898
836,273		US Bancorp	30,123
433,480	e	Wachovia Corp	1,517
24,542	e,b	Washington Mutual, Inc	2
1,445,433		Wells Fargo & Co	54,247
406,265		Western Union Co	10,023
207,767	e	Westpac Banking Corp	3,683
17,626	e	Wing Hang Bank Ltd	135
5,600		Wing Lung Bank	112
23,000		Yamaguchi Financial Group, Inc	281
16,337	e	Zions Bancorporation	632
		TOTAL DEPOSITORY INSTITUTIONS	1,415,660

EATING AND DRINKING PLACES - 1.32%
3,006,000		Ajisen China Holdings Ltd	1,755
20,134	e	Autogrill S.p.A.	229
15,370,407		Compass Group plc	95,327
686,823		Darden Restaurants, Inc	19,664
108,345		Enterprise Inns plc	350
615,923		McDonald's Corp	38,002

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
82,581		Mitchells & Butlers plc	$327
41,712		Onex Corp	1,077
7,559	e	Punch Taverns plc	18
20,048		Sodexho Alliance S.A.	1,183
151,134	*	Starbucks Corp	2,247
38,435		Tim Hortons, Inc	1,139
43,955		Whitbread plc	831
167,376		Yum! Brands, Inc	5,458
		TOTAL EATING AND DRINKING PLACES	167,607

EDUCATIONAL SERVICES - 0.03%
43,746	e*	Apollo Group, Inc (Class A)	2,594
8,082		Benesse Corp	330
108,218		CAE, Inc	864
		TOTAL EDUCATIONAL SERVICES	3,788

ELECTRIC, GAS, AND SANITARY SERVICES - 3.85%
260,143	e	A2A S.p.A.	664
201,417	*	AES Corp	2,355
42,239		AGL Energy Ltd	466
34,559		Allegheny Energy, Inc	1,271
22,874		Alliant Energy Corp	737
367,016	*	Allied Waste Industries, Inc	4,078
42,678		Ameren Corp	1,666
134,084		American Electric Power Co, Inc	4,965
178,845	e	American Water Works Co, Inc	3,845
27,965		Aqua America, Inc	497
215,943	e	British Energy Group plc	2,934
13,134	e	Caltex Australia Ltd	130
20,331		Canadian Utilities Ltd	725
92,134		Centerpoint Energy, Inc	1,342
758,576		Centrica plc	4,268
39,821		CEZ	2,474
72,561	e	Chubu Electric Power Co, Inc	1,710
30,500	e	Chugoku Electric Power Co, Inc	625
198,021		CLP Holdings Ltd	1,597
87,053		Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	2,468
55,905	e	Consolidated Edison, Inc	2,402
482,901		Constellation Energy Group, Inc	11,734
28,053		Contact Energy Ltd	149
176,049		Dominion Resources, Inc	7,531
210,600		Drax Group plc	2,836
88,229		DTE Energy Co	3,540
1,517,159		DUET Group	3,173
315,163		Duke Energy Corp	5,493
103,163	*	Dynegy, Inc (Class A)	369
1,392,729		E.ON AG.	70,106
134,935		Edison International	5,384
210,899		El Paso Corp	2,691
14,739		Electric Power Development Co	476
269,270	e	Electricite de France	19,472
36,153	e	Enagas	780
149,193	e	Enbridge, Inc	5,521

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
892,270		Enel S.p.A.	$7,448
14,039		Energen Corp	636
381,841	e	Energias de Portugal S.A.	1,603
58,232		Entergy Corp	5,183
314,731		Exelon Corp	19,708
2,773,302		First Philippine Holdings Corp	1,190
250,219		FirstEnergy Corp	16,762
65,959	e	Fortis Inc	1,490
464,498		Fortum Oyj	15,588
226,324		FPL Group, Inc	11,384
23,599		Gas Natural SDG S.A.	876
1,115,603		Gaz de France	58,041
21,003	e	Hokkaido Electric Power Co, Inc	439
19,300	e	Hokuriku Electric Power Co	464
387,515	e	Hong Kong & China Gas Ltd	885
134,864		Hong Kong Electric Holdings Ltd	847
3,066,000		Huadian Power International Co	770
652,155	*	Iberdrola Renovables	2,850
720,944		Iberdrola S.A.	7,324
309,661		International Power plc	2,004
84,553	e	Kansai Electric Power Co, Inc	1,881
41,760	e	Kyushu Electric Power Co, Inc	870
34,074		MDU Resources Group, Inc	988
100,581	e*	Mirant Corp	1,840
520,120		National Grid plc	6,602
56,425		NiSource, Inc	833
172,911	e*	NRG Energy, Inc	4,280
172,425	e*	Ocean Power Technologies, Inc	1,440
16,017	e	Oest Elektrizitatswirts AG. (Class A)	986
19,453		Oneok, Inc	669
221,125		Osaka Gas Co Ltd	761
58,911		Pepco Holdings, Inc	1,350
107,584		PG&E Corp	4,029
20,698	e	Pinnacle West Capital Corp	712
218,204		PPL Corp	8,078
51,666		Progress Energy, Inc	2,228
8,140,000		PT Perusahaan Gas Negara	1,844
434,884		Public Service Enterprise Group, Inc	14,260
9,588	e	Puma AG. Rudolf Dassler Sport	2,610
268,896		Questar Corp	11,003
22,667		Red Electrica de Espana	1,154
152,470	*	Reliant Energy, Inc	1,121
218,331		Republic Services, Inc	6,546
193,471		RWE AG.	18,445
22,834		SCANA Corp	889
178,368		Scottish & Southern Energy plc	4,539
109,331		Sempra Energy	5,518
48,775		Severn Trent plc	1,184
20,300	e	Shikoku Electric Power Co, Inc	510
513,659	e	Snam Rete Gas S.p.A.	3,104
3,155,451	e	Sojitz Holdings Corp	7,313
141,974		Southern Co	5,351
54,689	e*	Suez Environnement S.A.	1,347

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
52,000	e	Toho Gas Co Ltd	$287
47,063	e	Tohoku Electric Power Co, Inc	1,012
261,528	e	Tokyo Electric Power Co, Inc	6,435
663,838		Tokyo Gas Co Ltd	2,770
85,865		TransAlta Corp	2,307
152,930	e	Union Fenosa S.A.	3,739
157,835		United Utilities Group plc	1,959
76,001		Veolia Environnement	3,127
178,832		Williams Cos, Inc	4,229
24,027		Wisconsin Energy Corp	1,079
89,080		Xcel Energy, Inc	1,781
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	488,976

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.38%
452,155		ABB Ltd	8,762
94,785	e*	Advanced Micro Devices, Inc	498
483,942	e*	Alcatel S.A.	1,865
18,914	e	Alps Electric Co Ltd	148
50,167		Altera Corp	1,037
84,614		Amphenol Corp (Class A)	3,396
46,869		Analog Devices, Inc	1,235
471,331	*	Apple Computer, Inc	53,571
3,142,926		Asustek Computer, Inc	6,220
23,585	*	Avnet, Inc	581
141,210	*	Broadcom Corp (Class A)	2,631
348,213	e*	Celestica, Inc	2,242
52,593	e*	Centrotherm Photovoltaics AG.	2,886
4,757,896	*	Cisco Systems, Inc	107,338
139,001		Cooper Industries Ltd (Class A)	5,553
46,349		Eaton Corp	2,604
68,750	e*	Energizer Holdings, Inc	5,538
611,471		Ericsson (LM) (B Shares)	5,807
265,974	*	Fairchild Semiconductor International, Inc	2,365
31,876	*	First Solar, Inc	6,022
171,149	*	Flextronics International Ltd	1,212
205,728	e*	Foxconn International Holdings Ltd	92
61,822	e	Fuji Electric Holdings Co Ltd	149
35,964		Gamesa Corp Tecnologica S.A.	1,232
97,901	*	Gemalto NV	3,532
1,521,502		Geodesic Information Systems Ltd	4,861
466,071	*	GVK Power & Infrastructure Ltd	270
150,700	e	Hamamatsu Photonics KK	3,678
27,429		Harris Corp	1,267
3,563	e	Hirose Electric Co Ltd	340
11,352		Hitachi Chemical Co Ltd	152
7,600	e	Hitachi High-Technologies Corp	151
1,507,548	e	Hitachi Ltd	10,177
1,073,778		Hon Hai Precision Industry Co, Ltd	3,846
489,802		Honeywell International, Inc	20,351
45,431	e	Hoya Corp	901
14,872	e	Ibiden Co Ltd	362
157,627	*	Infineon Technologies AG.	875
321,003	*	Infineon Technologies AG. (ADR)	1,794

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
2,918,050		Intel Corp	$54,655
20,198		Intersil Corp (Class A)	335
43,944	*	JDS Uniphase Corp	372
290,583		Koninklijke Philips Electronics NV	7,884
17,838	e	Kyocera Corp	1,354
146,179		L-3 Communications Holdings, Inc	14,372
14,343		Legrand S.A.	323
66,751	e	Linear Technology Corp	2,047
216,671	e*	LSI Logic Corp	1,161
3,530	e	Mabuchi Motor Co Ltd	161
423,246	*	Marvell Technology Group Ltd	3,936
908,982	e	Matsushita Electric Industrial Co Ltd	15,670
40,956	e	Matsushita Electric Works Ltd	364
2,024,226		Maxim Integrated Products, Inc	36,638
255,000		MediaTek, Inc	2,644
467,308	*	MEMC Electronic Materials, Inc	13,206
39,185	e	Microchip Technology, Inc	1,153
420,834	e*	Micron Technology, Inc	1,704
14,590		Millicom International Cellular S.A.	1,007
39,900		Minebea Co Ltd	150
1,806,884	e	Mitsubishi Electric Corp	12,191
9,041	e	Mitsumi Electric Co Ltd	230
622,394		Motorola, Inc	4,444
23,456	e	Murata Manufacturing Co Ltd	947
470,078		National Semiconductor Corp	8,090
4,017	e*	NEC Electronics Corp	84
884,961	*	NetApp, Inc	16,133
17,988	e	NGK Spark Plug Co Ltd	175
12,006	e	Nidec Corp	739
18,077		Nitto Denko Corp	460
1,571,576		Nokia Oyj	29,312
195,396	*	Nortel Networks Corp	430
254,241	*	Nvidia Corp	2,723
23,311	e	Omron Corp	362
43,000		Origin Electric Co Ltd	190
17,391	e	Pioneer Corp	115
11,215	e*	Q-Cells AG.	940
60,000	e*	QLogic Corp	922
1,355,640		Qualcomm, Inc	58,252
290,700		RadioShack Corp	5,023
213,653	e*	Renewable Energy Corp AS	3,960
30,000	*	Research In Motion Ltd	2,049
253,302	*	Research In Motion Ltd	17,068
613,595	e	Ricoh Co Ltd	8,628
11,144		Rohm Co Ltd	613
6,964		Samsung Electronics Co Ltd	3,191
182,755	e*	Sanyo Electric Co Ltd	317
30,000		SEB S.A.	1,333
226,739	*	SGL Carbon AG.	8,814
109,803	e	Sharp Corp	1,200
7,800	e	Shinko Electric Industries	74
581,100	e*	Sirius XM Radio, Inc	331
457,415		Smiths Group plc	8,294

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
47,673,611	e	Solomon Systech International Ltd	$1,069
383,488	e	Sony Corp	11,826
16,535		Stanley Electric Co Ltd	243
142,845		STMicroelectronics NV	1,448
14,076	e	Sumco Corp	223
8,010	e*	Sunpower Corp (Class A)	568
830		Taiwan Semiconductor Manufacturing Co Ltd	1
391,754		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3,671
13,566	e	TDK Corp	679
248,099		Terna Rete Elettrica Nazionale S.p.A.	912
486,211		Texas Instruments, Inc	10,454
7,100	e	Toyota Boshoku Corp	78
185,028		Tyco Electronics Ltd	5,118
415,145		Ushio, Inc	6,840
22,159		Venture Corp Ltd	121
15,881	e	Whirlpool Corp	1,259
45,321	e	Xilinx, Inc	1,063
25,384		Yaskawa Electric Corp	145
1,245,000	e	ZTE Corp	4,716
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	682,745

ENGINEERING AND MANAGEMENT SERVICES - 0.50%
81,935	e	Aeroplan Income Fund Groupe Aeroplan Inc	1,015
27,534	*	Amylin Pharmaceuticals, Inc	557
28,906		Cap Gemini S.A.	1,366
125,802		Capita Group plc	1,566
121,111	*	Celgene Corp	7,664
88,333		Fluor Corp	4,920
12,192		Fugro NV	720
66,683	*	Hewitt Associates, Inc (Class A)	2,430
25,265	*	Jacobs Engineering Group, Inc	1,372
396,042		JGC Corp	6,354
34,791		KBR, Inc	531
68,462	*	McDermott International, Inc	1,749
57,638	e	Moody's Corp	1,960
39,400	e	NPC, Inc	1,812
69,074		Paychex, Inc	2,282
33,892		Quest Diagnostics, Inc	1,751
739,811		SembCorp Industries Ltd	1,695
316,198		Serco Group plc	2,062
294,512	*	Shaw Group, Inc	9,050
64,347		SNC-Lavalin Group, Inc	2,327
10,649		Strabag SE	474
174,471	*	URS Corp	6,398
157,466		WorleyParsons Ltd	3,895
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	63,950

FABRICATED METAL PRODUCTS - 0.32%
504,422		Amcor Ltd	2,218
19,114		Ball Corp	755
458,576	*	Crown Holdings, Inc	10,185
8,258		Geberit AG.	1,013
17,000	e	Hitachi Metals Ltd	203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
271,664		Illinois Tool Works, Inc	$12,075
29,239	e	JS Group Corp	368
118,075		Parker Hannifin Corp	6,258
42,445		Pentair, Inc	1,467
131,747		Rexam plc	936
52,000		Snap-On, Inc	2,738
37,893		Ssab Svenskt Stal AB (Series A)	603
17,094	e	Ssab Svenskt Stal AB (Series B)	236
33,960		Stanley Works	1,417
17,867	e	Toyo Seikan Kaisha Ltd	274
		TOTAL FABRICATED METAL PRODUCTS	40,746

FISHING, HUNTING, AND TRAPPING - 0.00% **
1,425	e,m*	Lighthouse Caledonia ASA	1
		TOTAL FISHING, HUNTING, AND TRAPPING	1

FOOD AND KINDRED PRODUCTS - 4.36%
72,337	e	Ajinomoto Co, Inc	689
185,921	e	Anheuser-Busch Cos, Inc	12,063
546,253		Archer Daniels Midland Co	11,968
13,047	*	Aryzta AG.	528
890,122	e	Asahi Breweries Ltd	15,601
73,951		Associated British Foods plc	938
36,646	e	Bunge Ltd	2,315
78		C&C Group plc	-	^
278,410		Cadbury plc	2,816
69,630		Campbell Soup Co	2,688
222,819		Carlsberg AS (Class B)	16,988
9,398	*	CJ CheilJedang Corp	1,528
33,199		Coca Cola Hellenic Bottling Co S.A.	725
53,049		Coca-Cola Amatil Ltd	354
1,487,554		Coca-Cola Co	78,662
238,793		Coca-Cola Enterprises, Inc	4,005
251,271	e	Coca-Cola West Japan Co Ltd	5,678
149,708		ConAgra Foods, Inc	2,913
58,405	*	Constellation Brands, Inc (Class A)	1,253
95,654		CSR Ltd	192
530,046		Diageo plc	9,042
52,121	*	Dr Pepper Snapple Group, Inc	1,380
390		Ebro Puleva S.A.	6
144,849		General Mills, Inc	9,954
482,000		Golden Agri-Resources Ltd	107
338,716	e	Groupe Danone	24,026
106,222		H.J. Heinz Co	5,308
22,000	e*	Hansen Natural Corp	666
50,838		Heineken NV	2,043
65,666	e	Hershey Co	2,596
11,830		Hormel Foods Corp	429
38,642	e	InBev NV	2,299
7,137	e	Ito En Ltd	93
217,079		J Sainsbury plc	1,361
14,766,876		JG Summit Holdings (Series B)	2,191
33,494	e	Kaneka Corp	185

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
106,518		Kellogg Co	$5,976
28,290		Kerry Group plc (Class A)	828
501,902	e	Kirin Brewery Co Ltd	6,595
641,458		Kraft Foods, Inc (Class A)	21,008
167		Lindt & Spruengli AG.	407
28,588		Lion Nathan Ltd	214
23,844		McCormick & Co, Inc	917
28,630	e	Meiji Dairies Corp	153
48,415		Molson Coors Brewing Co (Class B)	2,263
2,772,185		Nestle S.A.	119,807
20,357	e	Nippon Meat Packers, Inc	309
20,089	e	Nisshin Seifun Group, Inc	270
9,071	e	Nissin Food Products Co Ltd	323
115,298	e	Olam International Ltd	147
336,154	e	Parmalat S.p.A.	793
66,855		Pepsi Bottling Group, Inc	1,950
727,196		PepsiCo, Inc	51,827
33,878		Pernod-Ricard S.A.	2,984
4,705,884	e	Petra Foods Ltd	2,898
79	*	Ralcorp Holdings, Inc	5
156,662	e	Reynolds American, Inc	7,617
90,064		Sampo Oyj (A Shares)	2,049
2,508,000		San Miguel Brewery, Inc	586
605,855	e	Sapporo Holdings Ltd	4,499
61,293		Saputo Inc	1,454
147,628		Sara Lee Corp	1,865
15,000	*	Smithfield Foods, Inc	238
80,204		Swire Pacific Ltd (Class A)	705
97,093		Tate & Lyle plc	667
9,099	e	Toyo Suisan Kaisha Ltd	231
56,007		Tyson Foods, Inc (Class A)	669
2,997,202		Unilever plc	81,496
5,918,000	*	Uni-President China Holdings Ltd	1,702
1,354,000	e	Wilmar International Ltd	2,401
42,670		Wrigley (Wm.) Jr Co	3,388
10,626	e	Yakult Honsha Co Ltd	327
11,918	e	Yamazaki Baking Co Ltd	145
		TOTAL FOOD AND KINDRED PRODUCTS	553,303

FOOD STORES - 0.95%
57,943		Alimentation Couche Tard Inc	760
131,202	e	Carrefour S.A.	6,187
13,445	e	Colruyt S.A.	3,375
21,066		Delhaize Group	1,224
6,455		FamilyMart Co Ltd	273
128,955		Goodman Fielder Ltd	146
39,200		Jeronimo Martins SGPS S.A.	334
13,766		Kesko Oyj (B Shares)	352
419,693		Koninklijke Ahold NV	4,848
669,570		Kroger Co	18,400
210,111		Lawson, Inc	9,689
46,681		Loblaw Cos Ltd	1,303
132,380		Safeway, Inc	3,140

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
89,736	e	Seven & I Holdings Co Ltd	$2,578
483,478		Shoprite Holdings Ltd	2,749
159,046		Sonae SPGS S.A.	122
63,705	e	Supervalu, Inc	1,382
5,006,796	*	Taiwan TEA Corp	1,650
7,362,389		Tesco plc	51,205
8,695,000	e	Want Want China Holdings Ltd	3,175
21,970		Weston (George) Ltd	1,062
25,317	e	Whole Foods Market, Inc	507
501,761		WM Morrison Supermarkets plc	2,333
157,046		Woolworths Ltd	3,459
		TOTAL FOOD STORES	120,253

FORESTRY - 0.03%
60,088		Weyerhaeuser Co	3,640
		TOTAL FORESTRY	3,640

FURNITURE AND FIXTURES - 0.08%
178,937		Johnson Controls, Inc	5,427
52,091	e	Leggett & Platt, Inc	1,135
175,725	e	Masco Corp	3,153
6,672	e	Neopost S.A.	629
		TOTAL FURNITURE AND FIXTURES	10,344

FURNITURE AND HOME FURNISHINGS STORES - 0.10%
54,803	e*	Bed Bath & Beyond, Inc	1,721
31,443	*	GameStop Corp (Class A)	1,076
51,622		Harvey Norman Holdings Ltd	130
259,798	e	JB Hi-Fi Ltd	2,569
11,426	e*	Mohawk Industries, Inc	770
4,323	e	Nitori Co Ltd	257
18,904	e	Williams-Sonoma, Inc	306
77,031	e	Yamada Denki Co Ltd	5,839
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	12,668

GENERAL BUILDING CONTRACTORS - 0.54%
3,008,094		Amec plc	34,504
91,938		Balfour Beatty plc	500
17,128		Berkeley Group Holdings plc	234
7,439		Bilfinger Berger AG.	387
73,507		Centex Corp	1,191
44,661	e	Cheung Kong Infrastructure Holdings Ltd	208
8,843	e	Daito Trust Construction Co Ltd	329
55,840		Daiwa House Industry Co Ltd	534
86,270	e	DR Horton, Inc	1,123
5,714	e	Eiffage S.A.	306
300,544		Farglory Land Development Co Ltd	298
48,641		Fletcher Building Ltd	220
140,407	e	Haseko Corp	101
8,874		Hochtief AG.	424
6,065	e	Imerys S.A.	348
95,104	e	Kajima Corp	287
35,125	e	Lend Lease Corp Ltd	259

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
26,389	e	Lennar Corp (Class A)	$401
55,000		MDC Holdings, Inc	2,012
7,416	e*	NVR, Inc	4,242
66,977	e	Obayashi Corp	339
58,344	e	Persimmon plc	425
108,663	e	Pulte Homes, Inc	1,518
49,474		Puravankara Projects Ltd	178
77,958	e	Ryland Group, Inc	2,067
16,675	e	Sacyr Vallehermoso S.A.	277
47,271	e	Sekisui Chemical Co Ltd	281
49,826	e	Sekisui House Ltd	457
12,021,744		Shanghai Forte Land Co	1,991
64,452	e	Shimizu Corp	307
79,298	e	Skanska AB (B Shares)	903
178,486		Sobha Developers Ltd	664
105,136	e	Taisei Corp	274
30,586		Taylor Woodrow plc	20
11,585		Titan Cement Co S.A.	383
40,107	*	Toll Brothers, Inc	1,012
178,998		Vinci S.A.	8,434
29,772		Walter Industries, Inc	1,413
26,348		YIT Oyj	275
		TOTAL GENERAL BUILDING CONTRACTORS	69,126

GENERAL MERCHANDISE STORES - 1.26%
70,501	e	Aeon Co Ltd	720
167,642	e*	Big Lots, Inc	4,665
111,294	e*	BJ's Wholesale Club, Inc	4,325
263,112		Costco Wholesale Corp	17,084
132,024		Family Dollar Stores, Inc	3,129
1,285,000	e	Intime Department Store Group Co Ltd	535
316,838	e	Isetan Mitsukoshi Holdings Ltd	3,717
47,728	e	J Front Retailing Co Ltd	275
36,190		JC Penney Co, Inc	1,207
64,386	e	Keio Corp	347
177,914	e	Kintetsu Corp	620
336,446		Macy's, Inc	6,049
341,434		Marks & Spencer Group plc	1,247
29,009	e	Marui Co Ltd	217
2,485,830	e*	New World Department Store China Ltd	1,362
16,109	e	PPR	1,441
32,162	e	Takashimaya Co Ltd	280
218,549		Target Corp	10,720
733,511		TJX Cos, Inc	22,387
89,521	e	Tobu Railway Co Ltd	434
1,079,351		Tokyu Corp	5,157
19,220	e	UNY Co Ltd	196
1,239,892		Wal-Mart Stores, Inc	74,257
		TOTAL GENERAL MERCHANDISE STORES	160,371

HEALTH SERVICES - 0.71%
35,322		AmerisourceBergen Corp	1,330
1,145,400	v	Bangkok Dusit Medical Service PCL	1,055

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
2,253,000	v	Bumrungrad Hospital PCL	$2,140
70,862		Cigna Corp	2,408
5,231	e	Coloplast AS (Class B)	388
13,207	*	Covance, Inc	1,168
31,918	*	Coventry Health Care, Inc	1,039
130,148	*	DaVita, Inc	7,420
114,041	*	Express Scripts, Inc	8,419
94,354		Fraser and Neave Ltd	237
39,996		Fresenius Medical Care AG.	2,070
36,851		Getinge AB (B Shares)	760
490,000	*	Healthsouth Corp	9,031
23,416	e*	Laboratory Corp of America Holdings	1,627
90,535	*	Lincare Holdings, Inc	2,724
188,525		McKesson Corp	10,145
51,019		MDS, Inc	609
270,474	*	Medco Health Solutions, Inc	12,171
128,499		Mindray Medical International Ltd (ADR) (Class A)	4,334
36,600		Omnicare, Inc	1,053
2,341,440	e	Parkway Holdings Ltd	3,102
16,929		Pharmaceutical Product Development, Inc	700
285,374	e	Ramsay Health Care Ltd	2,315
155,256		Sonic Healthcare Ltd	1,652
1,564		Straumann Holding AG.	433
262,058	*	WellPoint, Inc	12,256
		TOTAL HEALTH SERVICES	90,586

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.21%
56,193	e	Abertis Infraestructuras S.A.	1,106
89,988	e	ACS Actividades Cons y Servicios S.A.	3,643
83,075		Boskalis Westminster	3,938
241,217		Bouygues S.A.	10,927
9,597	e	Fomento de Construcciones y Contratas S.A.	434
29,488	*	Foster Wheeler Ltd	1,065
13,267	e	Grupo Ferrovial S.A.	610
127,000	e	Toshiba Plant Systems & Services Corp	1,205
910,833	e	Transurban Group	4,174
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	27,102

HOLDING AND OTHER INVESTMENT OFFICES - 2.82%
80,878		3i Group plc	1,024
4,738,000	e	Allco Commercial Real Estate Investment Trust	1,692
28,047	e	Allied Capital Corp	303
20,429		AMB Property Corp	925
154,743		Annaly Mortgage Management, Inc	2,081
31,977	e	Apartment Investment & Management Co (Class A)	1,120
43,976		ARC Energy Trust	955
28,120	e	AvalonBay Communities, Inc	2,768
2,542,826		Babcock & Brown Wind Partners	2,136
1,931	*	Berkshire Hathaway, Inc (Class B)	8,487
46,622	e	Boston Properties, Inc	4,367
211,109		Brookfield Asset Management, Inc	5,691
16,181	e	Camden Property Trust	742
94,698		CapitaCommercial Trust	88

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
114,430	e	CapitaMall Trust	$182
143,029	e	CFS Gandel Retail Trust	260
140,082		CI Financial Income Fund	2,369
25,015	e	Developers Diversified Realty Corp	793
64,201		Douglas Emmett, Inc	1,481
30,750		Duke Realty Corp	756
137,194		Equity Residential	6,093
3,536		Eurazeo	299
32,800	e	Federal Realty Investment Trust	2,808
66,246	e	General Growth Properties, Inc	1,000
2,121,180		Genting BHD	3,275
208,052		GPT Group	304
16,898		Groupe Bruxelles Lambert S.A.	1,458
477	e*	Groupe Bruxelles Lambert S.A.	-	^
86,574	e	HCP, Inc	3,474
22,889		Heineken Holding NV	899
61,717		Hopewell Holdings	224
153,016		Host Marriott Corp	2,034
85,612	*	Immoeast AG.	216
1,126,359	e	iShares MSCI Canada Index Fund	29,668
1,488,201	e	iShares MSCI EAFE Index Fund	83,786
3,800,225	e	iShares MSCI Japan Index Fund	40,510
21,000	e	iShares MSCI Pacific ex-Japan Index Fund	754
300,000		iShares MSCI Taiwan Index Fund	3,231
3,776	e	Jafco Co Ltd	142
614	e	Japan Prime Realty Investment Corp	1,456
46		Japan Real Estate Investment Corp	371
489	e	Japan Retail Fund Investment Corp	2,010
57,280		JFE Holdings, Inc	1,777
6,504		KBC Ancora	429
84,795	e	Kimco Realty Corp	3,132
2,724,100		KLCC Property Holdings BHD	2,151
7,842,237	e	KWG Property Holding Ltd	2,123
97,944		Land Securities Group plc	2,212
69,642		LG Corp	3,626
18,751		Liberty Property Trust	706
14,847	e	Macerich Co	945
231,694	e	Macquarie Infrastructure Group	439
199,009	e	Macquarie Office Trust	127
137,835		Marfin Investment Group S.A	989
62,298	*	Meinl European Land Ltd	469
8,769,000		Melco International Development	2,484
8,224		Nationale A Portefeuille	544
56	e	Nippon Building Fund, Inc	541
25,035	e	Nobel Biocare Holding AG.	837
2,331,050	e	Noble Group Ltd	2,218
545	e	Nomura Real Estate Office Fund, Inc	3,724
127	e	NTT Urban Development Corp	154
78,000	e	NWS Holdings Ltd	140
76,083	e	Plum Creek Timber Co, Inc	3,793
77,889	e	Prologis	3,214
49,906		Public Storage, Inc	4,941
3,431,000	e	Regal Real Estate Investment Trust	512

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
14,324	e	Regency Centers Corp	$955
44,041		RioCan Real Estate Investment Trust	836
1,837	e	SBI Holdings, Inc	275
118,292		Simon Property Group, Inc	11,474
17,530		SL Green Realty Corp	1,136
10,805,000		SM Prime Holdings	1,945
551,509	e	SPDR Trust Series 1	63,970
44,023	e	Taubman Centers, Inc	2,201
1,067,100	*	TM International BHD	1,748
34,021	e	UDR, Inc	890
457,111	e*	Vantage Drilling Co	1,367
21,702	e	Ventas, Inc	1,073
133,206	e	Virgin Media, Inc	1,052
47,200	e	Vornado Realty Trust	4,293
5,746	e	Wendel	458
133,875		Wharf Holdings Ltd	382
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	358,514

HOTELS AND OTHER LODGING PLACES - 0.50%
697,266	e	Accor S.A.	37,239
3,920,000	e	Banyan Tree Holdings Ltd	2,438
15,800	e	Choice Hotels International, Inc	428
43,554	e	Crown Ltd	302
2,372,304		Hongkong & Shanghai Hotels	2,319
56,207		Intercontinental Hotels Group plc	696
885,000		Landmarks BHD	278
31,875	e*	Las Vegas Sands Corp	1,151
58,871		Marriott International, Inc (Class A)	1,536
20,729	e*	MGM Mirage	591
17,395,756	v	Minor International PCL	5,774
501	e	NH Hoteles S.A.	6
55,029	e	Orient-Express Hotels Ltd (Class A)	1,328
2,064,977		Shangri-La Asia Ltd	2,958
158,055	e	Starwood Hotels & Resorts Worldwide, Inc	4,448
101,549		Thomas Cook Group plc	403
118,045		TUI Travel plc	456
50,965		United Overseas Land Ltd	90
36,716	e	Wyndham Worldwide Corp	577
12,919	e	Wynn Resorts Ltd	1,055
		TOTAL HOTELS AND OTHER LODGING PLACES	64,073

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.00%
27,407	*	AGCO Corp	1,168
357,576		Alfa Laval AB	3,700
813,390	e	Alstom RGPT	61,744
39,498	e	Amada Co Ltd	217
7,417		Andritz AG.	320
753,616		Applied Materials, Inc	11,402
19,058	e	ASM Pacific Technology	110
88,090		ASML Holding NV	1,540
236,961	e	Atlas Copco AB (A Shares)	2,692
82,764		Atlas Copco AB (B Shares)	836
13,207	e	Black & Decker Corp	802

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
679,837		Brambles Ltd	$4,242
199,806	e	Brother Industries Ltd	2,116
386,554		Canon, Inc	14,655
7,692	e	Cargotec Corp (B Shares)	157
26,140	e	Casio Computer Co Ltd	245
203,275		Caterpillar, Inc	12,115
35,576	e	Citizen Watch Co Ltd	247
162,171		Cummins, Inc	7,090
29,005	e	Daikin Industries Ltd	978
209,492		Deere & Co	10,370
701,617	*	Dell, Inc	11,563
81,818		Dover Corp	3,318
53,534	e	Electrolux AB (Series B)	626
613,077	*	EMC Corp	7,332
20,953	e	Fanuc Ltd	1,576
21,809		Flowserve Corp	1,936
54,661	*	FMC Technologies, Inc	2,544
220,474	e	FUJIFILM Holdings Corp	5,684
60,357	*	Gardner Denver, Inc	2,096
558,048		GEA Group AG.	10,801
4,916,907		General Electric Co	125,381
2,847,942		Hewlett-Packard Co	131,689
11,822	e	Hitachi Construction Machinery Co Ltd	292
938		Husqvarna AB (A Shares)	7
57,028	e	Husqvarna AB (B Shares)	429
363,820		IMI plc	2,455
74,390		Ingersoll-Rand Co Ltd (Class A)	2,319
743,814		International Business Machines Corp	86,996
65,603		International Game Technology	1,127
145,114		Ishikawajima-Harima Heavy Industries Co Ltd	228
3,365	e	Itochu Techno-Science Corp	86
52,317		ITT Industries, Inc	2,909
93,000		Jabil Circuit, Inc	887
447,437	e	Japan Steel Works Ltd	5,563
8,860	*	John Bean Technologies Corp	112
32,732		Joy Global, Inc	1,478
83,571		KCI Konecranes Oyj	1,998
436,668	e	Komatsu Ltd	7,149
30,144		Kone Oyj (Class B)	820
212,520	e	Konica Minolta Holdings, Inc	2,429
120,546	e	Kubota Corp	760
12,321	e	Kurita Water Industries Ltd	289
71,758	*	Lam Research Corp	2,260
97,481	e*	Lexmark International, Inc (Class A)	3,175
36,291	*	Logitech International S.A.	828
13,271	e	Makita Corp	272
31,966	e	Manitowoc Co, Inc	497
136,185		Meggitt plc	458
2,464,506	e	Mitsubishi Heavy Industries Ltd	10,705
45,948		NTN Corp	239
1,402	e,v*	OC Oerlikon Corp AG.	278
15,000	e	Okuma Holdings, Inc	87
25,144		Pall Corp	865

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
2,862,416		PT United Tractors Tbk	$2,822
1,793,230		Quanta Computer, Inc	2,246
6,858		Rheinmetall AG.	369
364,360		Rockwell Automation, Inc	13,605
37,208	e	Safran S.A.	651
68,625	e*	SanDisk Corp	1,342
202,419		Sandvik AB	2,144
26,262	m,v*	Seagate Technology	-	^
159,957		Seagate Technology, Inc	1,939
14,073	e	Seiko Epson Corp	327
279,413	e	SKF AB (B Shares)	3,570
6,288	e	SMC Corp	655
17,632	e	Solarworld AG.	742
33,655		SPX Corp	2,591
6,010		Sulzer AG.	639
62,821		Sumitomo Heavy Industries Ltd	300
54,110	*	Teradata Corp	1,055
56,591	e*	Terex Corp	1,727
82,281	e	Tokyo Electron Ltd	3,723
337,542	e	Toshiba Corp	1,472
23,362		Toyota Tsusho Corp	306
46,953	*	Varian Medical Systems, Inc	2,682
58,110	*	Vestas Wind Systems AS	5,072
17,389	e	Wartsila Oyj (B Shares)	733
195,399	*	Western Digital Corp	4,166
24,733	e	Yokogawa Electric Corp	157
24,966	e	Zardoya Otis S.A.	545
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	634,869

INSTRUMENTS AND RELATED PRODUCTS - 2.44%
16,442	e	Advantest Corp	348
205,081	*	Agilent Technologies, Inc	6,083
62,792		Allergan, Inc	3,234
173,600		Applied Biosystems, Inc	5,946
28,003		Bard (C.R.), Inc	2,657
366,928		Baxter International, Inc	24,081
12,966		Beckman Coulter, Inc	920
109,605		Becton Dickinson & Co	8,797
378,718	*	Boston Scientific Corp	4,647
87,819	e	Cochlear Ltd	4,208
41,767	e	Compagnie Generale d'Optique Essilor International S.A.	2,086
162,766		Covidien Ltd	8,750
52,631		Danaher Corp	3,653
29,695		Dentsply International, Inc	1,115
59,225	e	Eastman Kodak Co	911
321,670		Emerson Electric Co	13,121
62,962		Finmeccanica S.p.A.	1,365
5,622		Fresenius SE	413
24,432	e	Garmin Ltd	829
132,176	*	Hologic, Inc	2,555
7,872	*	Intuitive Surgical, Inc	1,897
158,184	*	Invensys plc	588
1,413,094		Johnson & Johnson	97,899

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
4,024	e	Keyence Corp	$803
115,547	e	Kla-Tencor Corp	3,657
29,052	e	Luxottica Group S.p.A.	668
310,272		Medtronic, Inc	15,545
11,163	e*	Millipore Corp	768
190,020	e	Nikon Corp	4,558
38,175		Nippon Electric Glass Co Ltd	346
25,512	e	Olympus Corp	746
361,226		PCCW Ltd	151
9,926	e	Phonak Holding AG.	647
44,691		Pitney Bowes, Inc	1,486
49,509		Rockwell Collins, Inc	2,381
13,871		Roper Industries, Inc	790
26,000		Shimadzu Corp	211
184,572		Smith & Nephew plc	1,949
241,315	*	St. Jude Medical, Inc	10,495
63,975		Stryker Corp	3,986
7,842		Swatch Group AG.	1,448
46,342		Swatch Group AG.	1,553
12,491		Synthes, Inc	1,728
104,000	e	Sysmex Corp	4,596
311,212	e	Terumo Corp	16,234
473,580	*	Thermo Electron Corp	26,047
12,791	e*	TomTom NV	235
25,688	*	Waters Corp	1,495
5,018	e*	William Demant Holding	226
190,561		Xerox Corp	2,197
135,007	*	Zimmer Holdings, Inc	8,716
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	309,765

INSURANCE AGENTS, BROKERS AND SERVICE - 0.71%
1,177,844		AON Corp	52,956
12,000		Brown & Brown, Inc	259
237,891		Hartford Financial Services Group, Inc	9,751
1,037,648		HBOS plc	2,354
265,035		Marsh & McLennan Cos, Inc	8,418
677,674		QBE Insurance Group Ltd	14,615
90,748	e	Unipol Gruppo Finanziario S.p.A.	195
1,576	e	White Mountains Insurance Group Ltd	740
36,623	e	Willis Group Holdings Ltd	1,181
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	90,469

INSURANCE CARRIERS - 4.95%
615,853		ACE Ltd	33,336
892,144		Admiral Group plc	16,406
902,764		Aegon NV	7,987
907,082		Aetna, Inc	32,755
252,023		Aflac, Inc	14,806
49,000	e	Aioi Insurance Co Ltd	244
89,763	e	Alleanza Assicurazioni S.p.A	825
457,723		Allianz AG.	62,753
110,886		Allstate Corp	5,114
57,000		American Financial Group, Inc	1,682

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
282,176	e	American International Group, Inc	$940
843,078		AMP Ltd	4,794
47,879	*	Arch Capital Group Ltd	3,497
218,037		Assicurazioni Generali S.p.A.	7,238
116,088		Assurant, Inc	6,385
550,876		Aviva plc	4,792
1,396,104		AXA Asia Pacific Holdings Ltd	5,745
320,928	e	AXA S.A.	10,505
472,605		Axis Capital Holdings Ltd	14,986
10,648		Baloise Holding AG.	727
99,487		Chubb Corp	5,462
31,935		Cincinnati Financial Corp	908
7,707		CNP Assurances	871
130,033	e	Corp Mapfre S.A.	568
69,642		Endurance Specialty Holdings Ltd	2,153
105,718		Everest Re Group Ltd	9,148
7,550		Fairfax Financial Holdings Ltd	2,420
42,849		Fidelity National Title Group, Inc (Class A)	630
16,344	e	First American Corp	482
14,186	e	Fondiaria-Sai S.p.A	335
432,188		Friends Provident plc	735
262,510		Genworth Financial, Inc (Class A)	2,260
114,307	e	Great-West Lifeco Inc	3,373
12,518		Hannover Rueckversicherung AG.	458
160,001	*	Health Net, Inc	3,776
142,400	*	Humana, Inc	5,867
12,609	e	ING CANADA INC	426
180,336	e	Insurance Australia Group Ltd	599
58,182		Irish Life & Permanent plc	408
32,923		KBC Groep NV	2,864
36,707	e	Leucadia National Corp	1,668
81,506		Lincoln National Corp	3,489
124,103		Loews Corp	4,901
639,202	e	Manulife Financial Corp	22,991
187,038	*	MAX India Ltd	665
49,767	e	Mediolanum S.p.A.	228
319,483		Metlife, Inc	17,891
444,345	e	Millea Holdings, Inc	16,314
39,701		Mitsui Sumitomo Insurance Group Holdings, Inc	1,352
77,508		Muenchener Rueckver AG.	11,692
9,479	e	Nationwide Financial Services, Inc (Class A)	468
73,000		Nipponkoa Insurance Co Ltd	410
1,058,159		Old Mutual plc	1,481
66,224		Old Republic International Corp	844
73,372	e	OneBeacon Insurance Group Ltd (Class A)	1,552
84,438		PartnerRe Ltd	5,749
125,356		Platinum Underwriters Holdings Ltd	4,448
147,256		Power Corp Of Canada	4,317
105,196		Power Financial Corp	3,288
165,970		Principal Financial Group	7,218
136,065		Progressive Corp	2,368
274,933		Prudential Financial, Inc	19,795
2,826,093		Prudential plc	25,768

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
5,773	e*	Reinsurance Group of America, Inc (Class B)	$274
16,220		RenaissanceRe Holdings Ltd	843
698,725		Royal & Sun Alliance Insurance Group plc	1,868
11,246		Samsung Fire & Marine Insurance Co Ltd	1,969
36,806	e	SCOR	716
27,138		SNS Reaal	310
91,709		Sompo Japan Insurance, Inc	778
1,399		Sony Financial Holdings, Inc	5,508
456,230		Standard Life plc	1,989
78,641	e	Storebrand ASA	467
239,386	e	Sun Life Financial, Inc	8,368
7,248		Swiss Life Holding	1,052
517,563		Swiss Reinsurance Co	28,728
144,598	e	T&D Holdings, Inc	7,638
3,345	e*	Topdanmark AS	479
24,002		Torchmark Corp	1,435
481,132		Travelers Cos, Inc	21,747
5,448	e	TrygVesta A.S.	350
836,553		UnitedHealth Group, Inc	21,240
105,718		UnumProvident Corp	2,654
103,041		W.R. Berkley Corp	2,427
54,000	*	WellCare Health Plans, Inc	1,944
6,897		Wiener Staedtische Allgemeine Versicherung AG.	344
1,931,959		XL Capital Ltd (Class A)	34,659
151,512		Zurich Financial Services AG.	41,957
		TOTAL INSURANCE CARRIERS	627,901

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00% **
1,990	e*	PAN Fish ASA	1
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	1

LEATHER AND LEATHER PRODUCTS - 0.11%
42,849		Adidas-Salomon AG.	2,289
273,792	*	Coach, Inc	6,856
51,198		LVMH Moet Hennessy Louis Vuitton S.A.	4,495
62,589	e	Yue Yuen Industrial Holdings	171
		TOTAL LEATHER AND LEATHER PRODUCTS	13,811

LEGAL SERVICES - 0.01%
13,640	*	FTI Consulting, Inc	985
		TOTAL LEGAL SERVICES	985

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
61,428	e	Brisa-Auto Estradas de Portugal S.A.	611
183,028		ComfortDelgro Corp Ltd	193
46,581	e	Keihin Electric Express Railway Co Ltd	305
29,772	e	Keisei Electric Railway Co Ltd	164
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,273

LUMBER AND WOOD PRODUCTS - 0.01%
65,711		Sino-Forest Corp	828
		TOTAL LUMBER AND WOOD PRODUCTS	828

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
METAL MINING - 2.61%
60,954		Agnico-Eagle Mines Ltd	$3,328
109,842	e	Alumina Ltd	277
2,300,434		Anglo American plc	77,708
81,829		Antofagasta plc	594
535,000		Barrick Gold Corp	19,656
433,364		Barrick Gold Corp	15,869
1,561,549		BHP Billiton Ltd	40,398
644,727		BHP Billiton plc	14,606
60,620		Boliden AB	255
146,720		Cameco Corp	3,179
53,681		Cleveland-Cliffs, Inc	2,842
278,570		Companhia Vale do Rio Doce (ADR)	5,335
146,870	*	Eldorado Gold Corp	916
67,064		Eurasian Natural Resources Corp	611
28,966	e	First Quantum Minerals Ltd	1,089
273,674		Freeport-McMoRan Copper & Gold, Inc (Class B)	15,558
111,893		Gold Fields Ltd (ADR)	1,073
302,075		Goldcorp, Inc	9,500
9,821,427	e	Hidili Industry International Development Ltd	4,789
18,489		Inmet Mining Corp	861
103,893	*	Ivanhoe Mines Ltd	630
42,485		Kazakhmys plc	446
274,332	e	Kinross Gold Corp	4,405
32,441		Lonmin plc	1,327
139,021	*	Lundin Mining Corp	413
338,836		MMC Norilsk Nickel (ADR)	4,733
371,768	e*	Mount Gibson Iron Ltd	495
178,876		Newcrest Mining Ltd	3,717
110,076		Newmont Mining Corp	4,267
293,494	e	Orica Ltd	4,957
5,038,847	e	Oxiana Ltd	6,394
1,001,020	e*	Paladin Resources Ltd	3,094
30,971	*	PAN American Silver Corp	674
2,573,964	e*	Pan Australian Resources Ltd	1,129
247,092	e	Rio Tinto Ltd	16,650
638,245		Rio Tinto plc	40,056
122,942		Sherritt International Corp	657
94,936	*	Silver Wheaton Corp	770
3,440,000	e	Straits Asia Resources Ltd	3,615
2,100	e	Sumitomo Titanium Corp	70
186,818		Teck Cominco Ltd (Class B)	5,305
199,035	e*	Uranium One, Inc	430
29,876		Vedanta Resources plc	626
207,188		Xstrata plc	6,457
270,428		Yamana Gold, Inc	2,223
		TOTAL METAL MINING	331,984

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.23%
105,400	e	Aderans Co Ltd	1,675
29,687	e	Bulgari S.p.A.	266
31,555		Fortune Brands, Inc	1,810
1,975,297		Futuris Corp Ltd	2,230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
246,682	e	Hasbro, Inc	$8,565
114,728		Mattel, Inc	2,070
22,573	e	Namco Bandai Holdings, Inc	248
133,929	e	Sankyo Co Ltd	6,798
5,347	e	Societe BIC S.A.	278
121,814		Tyco International Ltd	4,266
19,275	e	Yamaha Corp	329
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	28,535

MISCELLANEOUS RETAIL - 1.07%
108,590	*	Amazon.com, Inc	7,901
334,378		Best Buy Co, Inc	12,539
131,479		Compagnie Financiere Richemont AG.	5,809
1,387,542		CVS Corp	46,705
184,670		Home Retail Group	778
3,025	e*	HSN, Inc	33
2,349,761		Hutchison Whampoa Ltd	18,047
66,500		Lifestyle International Holdings Ltd	76
23,546		Metro AG.	1,181
381,468		Next plc	7,034
97,343		Nippon Mining Holdings, Inc	392
56,122	e*	Office Depot, Inc	327
393,285		Origin Energy Ltd	5,087
27,345		Petsmart, Inc	676
7,566	e*	Priceline.com, Inc	518
15,947	e*	Sears Holdings Corp	1,491
87,815		Shoppers Drug Mart Corp	4,237
420,417		Staples, Inc	9,459
214,200	e	Sugi Pharmacy Co Ltd	6,080
28,063		Tiffany & Co	997
218,626		Walgreen Co	6,769
		TOTAL MISCELLANEOUS RETAIL	136,136

MOTION PICTURES - 0.55%
2,111	*	Ascent Media Corp (Series A)	52
21,999		Astral Media Inc	660
208,074		CBS Corp (Class B)	3,034
21,119	*	Discovery Communications, Inc (Class A)	301
21,119	*	Discovery Communications, Inc (Class C)	299
729,685		News Corp (Class A)	8,749
110,829	e	News Corp (Class B)	1,347
3,358,312		Time Warner, Inc	44,027
12,480	e	Toho Co Ltd	261
460,488	*	Viacom, Inc (Class B)	11,439
		TOTAL MOTION PICTURES	70,169

NONDEPOSITORY INSTITUTIONS - 0.55%
7,022	e	Acom Co Ltd	240
323,403	e	Aeon Credit Service Co Ltd	3,301
8,356	e	Aiful Corp	65
29,367	e	American Capital Ltd	749
300,239		American Express Co	10,637
151,345	e	Capital One Financial Corp	7,719

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
7,460		Cattles plc	$10
1,544,637	e	Challenger Financial Services Group Ltd	3,048
17,883	e	Credit Saison Co Ltd	294
157,194	e	Criteria Caixacorp S.A.	756
17,322		Deutsche Postbank AG.	656
89,029		Discover Financial Services	1,230
165,455	e	Federal Home Loan Mortgage Corp	283
722,153	e	Federal National Mortgage Association	1,105
1,064,523		First Financial Holding Co Ltd	667
504,000		Global Ship Lease, Inc (Class A)	3,210
238,460	e*	Heckmann Corp	1,967
25		Hitachi Capital Corp	-	^
554,000		Hong Leong Finance Ltd	1,146
31,414	e	Hypo Real Estate Holding AG.	185
108,802		ICAP plc	702
26,364		ICICI Bank Ltd	304
94,682		Investor AB (B Shares)	1,773
264,900	e	Japan Securities Finance Co Ltd	1,709
1,126	e	Kenedix, Inc	662
2,365,536		Kim Eng Holdings Ltd	2,008
2,765		Lender Processing Services, Inc	84
105,692		ORIX Corp	13,233
1,877		Osaka Securities Exchange Co Ltd	5,277
3,655	e	Perpetual Trustees Australia Ltd	140
6,674	e	Promise Co Ltd	129
96,651	*	SLM Corp	1,193
186,950		SM Investments Corp	1,048
1,382,503		Taiwan Cooperative Bank	770
12,164	e	Takefuji Corp	158
51,148		Textron, Inc	1,498
2,917,700	v	Tisco Bank PCL	1,342
887	e*	Tree.com, Inc	4
		TOTAL NONDEPOSITORY INSTITUTIONS	69,302

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
1,051,601		Grupo Mexico S.A. de C.V. (Series B)	1,106
33,802	e	Vulcan Materials Co	2,518
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	3,624

OIL AND GAS EXTRACTION - 3.39%
32,855		Aban Offshore Ltd	1,455
38,270	e	Acergy S.A.	387
36,369		Addax Petroleum Corp	987
34,194		Aker Kvaerner ASA	554
91,691		Anadarko Petroleum Corp	4,448
262,836		Baker Hughes, Inc	15,912
3,180,131		BG Group plc	57,675
60,102		BJ Services Co	1,150
1,927,965	e	Boart Longyear Group	1,739
27,160	*	Cairn Energy plc	1,014
44,844	*	Cameron International Corp	1,728
230,186		Canadian Natural Resources Ltd	15,789
100,138		Canadian Oil Sands Trust	3,647

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
102,494		Chesapeake Energy Corp	$3,675
5,184,000	e	China Oilfield Services Ltd	4,803
41,998		Cimarex Energy Co	2,054
3,080,531		CNOOC Ltd	3,461
27,797	e*	Compagnie Generale de Geophysique S.A.	882
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	-	^
630,029	*	Denbury Resources, Inc	11,996
1,000	e*	DET Norske Oljeselskap	1
139,438	e	Diamond Offshore Drilling, Inc	14,370
431,867		EnCana Corp	27,578
69,577		Enerplus Resources Fund	2,541
93,372		ENSCO International, Inc	5,381
54,421		Ensign Energy Services, Inc	853
25,406		Equitable Resources, Inc	932
12,687	e*	Exterran Holdings, Inc	405
40,270	e*	Forest Oil Corp	1,997
493,920		Halliburton Co	15,998
60,472		Harvest Energy Trust	1,018
31,150		Helmerich & Payne, Inc	1,345
108,542		Husky Energy, Inc	4,508
2,400	e	Idemitsu Kosan Co Ltd	194
7,500		INA Industrija Nafte DD (GDR)	4,091
91	e	Inpex Holdings, Inc	773
3,200	e	Japan Petroleum Exploration Co	164
49,113	*	Lundin Petroleum AB	410
98,122	*	Nabors Industries Ltd	2,445
124,856	*	National Oilwell Varco, Inc	6,272
27,288	e	Neste Oil Oyj	569
202,831		Nexen Inc	4,707
18,731		Niko Resources Ltd	1,007
99,112		Noble Corp	4,351
82,439	*	OPTI Canada, Inc	856
108,079		Patterson-UTI Energy, Inc	2,164
159,202		Penn West Energy Trust	3,786
206,041		Petro-Canada	6,854
29,911	*	PetroHawk Energy Corp	647
33,473	e*	Petroleum Geo-Services ASA	442
18,868	e	Pioneer Natural Resources Co	986
34,134	*	Plains Exploration & Production Co	1,200
26,369		Precision Drilling Trust	434
637,751	*	Pride International, Inc	18,884
108,863		Provident Energy Trust	972
348,212		PTT Exploration & Production PCL	1,306
21,337	*	Quicksilver Resources, Inc	419
244,189		Range Resources Corp	10,468
22,879	e	Rowan Cos, Inc	699
1,009,460		Saipem S.p.A.	30,204
56,700		Santos Ltd	868
29,916	e	SBM Offshore NV	640
347,653		Schlumberger Ltd	27,148
55,640	e	SeaDrill Ltd	1,153
114,549		Smith International, Inc	6,717
104,762	*	Southwestern Energy Co	3,199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
26,000	e*	Stone Energy Corp	$1,101
12,000	*	Superior Energy Services	374
433,964	e	Talisman Energy, Inc	6,125
21,174	e	Technip S.A.	1,190
40,567		Tidewater, Inc	2,246
128,744		Transocean, Inc	14,141
52,511	e	Trican Well Service Ltd	789
150,827		Tullow Oil plc	1,928
31,765	*	Ultra Petroleum Corp	1,758
28,000	*	Unit Corp	1,395
41,000	e	W&T Offshore, Inc	1,119
238,265	*	Weatherford International Ltd	5,990
148,961		Woodside Petroleum Ltd	6,011
674,405		XTO Energy, Inc	31,373
		TOTAL OIL AND GAS EXTRACTION	430,852

PAPER AND ALLIED PRODUCTS - 0.29%
81,112	*	Domtar Corporation	373
29,772		Greif, Inc (Class A)	1,954
10,837	e	Holmen AB (B Shares)	353
102,698	e	International Paper Co	2,689
224,713		Kimberly-Clark Corp	14,570
1,960,400	e	Lee & Man Paper Manufacturing Ltd	1,074
45,714		MeadWestvaco Corp	1,066
26,675		Metso Oyj	654
753	e	Mondi Ltd	4
76,441		Mondi plc	357
100	e	Nippon Paper Group, Inc	292
93,563	e	OJI Paper Co Ltd	470
3,407		Smurfit Kappa Group plc	15
42,000		Sonoco Products Co	1,247
121,575	e	Stora Enso Oyj (R Shares)	1,188
118,488		Svenska Cellulosa AB (B Shares)	1,255
91,441	e	Uni-Charm Corp	7,019
106,839		UPM-Kymmene Oyj	1,667
		TOTAL PAPER AND ALLIED PRODUCTS	36,247

PERSONAL SERVICES - 0.04%
28,851		Cintas Corp	828
67,115		H&R Block, Inc	1,527
988,738		Kuala Lumpur Kepong BHD	2,774
364,056		Rentokil Initial plc	452
		TOTAL PERSONAL SERVICES	5,581

PETROLEUM AND COAL PRODUCTS - 6.49%
278,838		Apache Corp	29,077
8,828,068		BP plc	73,523
168,272		BP plc (ADR)	8,442
236,195		Cabot Oil & Gas Corp	8,536
1,001,584		Chevron Corp	82,611
505,754		ConocoPhillips	37,046
60,000		Cosmo Oil Co Ltd	142
296,693		Devon Energy Corp	27,058

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
772,920		ENI S.p.A.	$20,487
111,158		EOG Resources, Inc	9,944
2,125,034		Exxon Mobil Corp	165,030
22,100		Hellenic Petroleum S.A.	236
212,748		Hess Corp	17,462
133,279	e	Imperial Oil Ltd	5,708
495,970		Marathon Oil Corp	19,774
87,686		Murphy Oil Corp	5,624
26,919	*	Newfield Exploration Co	861
193,426		Noble Energy, Inc	10,753
1,166,782		Occidental Petroleum Corp	82,200
34,322		OMV AG.	1,447
769,792		Petroleo Brasileiro S.A. (ADR)	33,832
152,055		Repsol YPF S.A.	4,506
1,268,770		Royal Dutch Shell plc (A Shares)	36,643
1,180,677		Royal Dutch Shell plc (B Shares)	33,169
70,893	e*	SandRidge Energy, Inc	1,390
20,666		Showa Shell Sekiyu KK	201
407,771		Statoil ASA	9,690
394,634		Suncor Energy, Inc	16,316
386,516		Suncor Energy, Inc	16,288
36,480	e	Sunoco, Inc	1,298
143,152	e	Tesoro Corp	2,361
31,353	e	TonenGeneral Sekiyu KK	258
949,166		Total S.A.	57,662
148,412		Valero Energy Corp	4,497
		TOTAL PETROLEUM AND COAL PRODUCTS	824,072

PIPELINES, EXCEPT NATURAL GAS - 0.21%
129,925		Spectra Energy Corp	3,092
242,714	e	TransCanada Corp	8,705
784,082		Wellstream Holdings plc	14,439
		TOTAL PIPELINES, EXCEPT NATURAL GAS	26,236

PRIMARY METAL INDUSTRIES - 1.21%
31,962	e	Acerinox S.A.	572
129,883		AK Steel Holding Corp	3,367
168,265		Alcoa, Inc	3,799
18,772	e	Allegheny Technologies, Inc	555
224,740		Arcelor	11,385
36,562	e	ArcelorMittal	1,805
22,490		Bekaert S.A.	3,003
72,267	e	BlueScope Steel Ltd	426
66,100	e	Cia Siderurgica Nacional S.A.(ADR)	1,405
505,671		Corning, Inc	7,909
33,698	e	Daido Steel Co Ltd	178
60,930		Dongkuk Steel Mill Co Ltd	1,882
29,530		DOWA HOLDINGS CO Ltd	132
1,796,458		Furukawa Electric Co Ltd	7,933
64,356	e	Gerdau Ameristeel Corp	620
139,285		Gerdau S.A.	1,329
121,800	e	Gerdau S.A. (ADR)	1,352
45,062		Johnson Matthey plc	1,096

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
290,723	e	Kobe Steel Ltd	$585
4,200	e	Maruichi Steel Tube Ltd	115
126,186		Mitsubishi Materials Corp	396
63,239	e	Mitsui Mining & Smelting Co Ltd	148
560,818		Nippon Steel Corp	2,117
83,715	e	Nisshin Steel Co Ltd	162
147,236		Norsk Hydro ASA	996
84,819		Nucor Corp	3,350
80,561	e	OneSteel Ltd	298
24,377		Outokumpu Oyj	388
139,818		Precision Castparts Corp	11,015
8,630		Salzgitter AG.	873
25,082		Steel Dynamics, Inc	429
680,243	e	Straits Resources Ltd	1,326
82,556	e	Sumitomo Electric Industries Ltd	899
3,052,333	e	Sumitomo Metal Industries Ltd	9,463
60,449	e	Sumitomo Metal Mining Co Ltd	606
3,300	e	Toho Titanium Co Ltd	51
11,948		Tokyo Steel Manufacturing Co Ltd	132
73,155		Umicore	2,259
35,841		United States Steel Corp	2,782
66,900		Usinas Siderurgicas de Minas Gerais S.A.	1,348
290,919		Vallourec	62,774
62,393	e	Voestalpine AG.	1,950
4,400	e	Yamato Kogyo Co Ltd	154
		TOTAL PRIMARY METAL INDUSTRIES	153,364

PRINTING AND PUBLISHING - 0.53%
2,908,000		AMVIG Holdings Ltd	2,195
66,138	e	Dai Nippon Printing Co Ltd	892
56,363		Daily Mail & General Trust	325
205,896		De La Rue plc	3,343
22,902		Dun & Bradstreet Corp	2,161
800	e	EW Scripps Co (Class A)	6
69,661	e	Gannett Co, Inc	1,178
2,644		Independent News & Media plc	4
131,747	e	John Fairfax Holdings Ltd	282
26,138	e	Lagardere S.C.A.	1,178
159,601		McGraw-Hill Cos, Inc	5,045
172,469	e	Orkla ASA	1,587
25,576	e	PagesJaunes Groupe S.A.	357
1,101,754		Pearson plc	11,936
146,352		R.R. Donnelley & Sons Co	3,590
130,528		Reed Elsevier NV	1,936
2,367,067		Reed Elsevier plc	23,571
16,226	e	Sanoma-WSOY Oyj	307
147,344	e	Singapore Press Holdings Ltd	411
95,365		Thomson Corp	2,592
42,649		Thomson Reuters plc	953
58,540	e	Toppan Printing Co Ltd	457
46,660		United Business Media Ltd	411
1,158	e	Washington Post Co (Class B)	645
62,280		Wolters Kluwer NV	1,262

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
108,883		Yellow Pages Income Fund	$1,018
		TOTAL PRINTING AND PUBLISHING	67,642

RAILROAD TRANSPORTATION - 0.73%
54,638		Asciano Group	143
90,588		Burlington Northern Santa Fe Corp	8,373
204,246		Canadian National Railway Co	9,745
65,353		Canadian Pacific Railway Ltd	3,505
839	e	Central Japan Railway Co	7,911
196,145		CSX Corp	10,704
1,715		East Japan Railway Co	12,790
360,388		Firstgroup plc	3,441
1,229,400	e	Hankyu Hanshin Holdings, Inc	5,647
136,469		MTR Corp	403
113,714		Norfolk Southern Corp	7,529
68,105	e	Odakyu Electric Railway Co Ltd	504
106,114		Stagecoach Group plc	482
282,832		Union Pacific Corp	20,126
187		West Japan Railway Co	801
		TOTAL RAILROAD TRANSPORTATION	92,104

REAL ESTATE - 0.82%
290,710	e	Aeon Mall Co Ltd	8,664
4,508,159	e	Agile Property Holdings Ltd	2,059
2,280,500		Allgreen Properties Ltd	1,015
4,987,100	v	Amata Corp PCL	1,238
97,007		Ascendas Real Estate Investment Trust	128
10,195,901		Ayala Land, Inc	2,053
108,518		British Land Co plc	1,464
92,161	e	Brookfield Properties Corp	1,439
1,769,248		CapitaLand Ltd	3,857
39,964	e*	CB Richard Ellis Group, Inc (Class A)	534
134,696		Cheung Kong Holdings Ltd	1,526
827,000		China Aoyuan Property Group Ltd	89
88,304		Chinese Estates Holdings Ltd	109
48,495	e	City Developments Ltd	303
8,526		Corio NV	606
286,486		DB RREEF Trust	337
2,269,500	v	Erawan Group PCL	210
12,752	e	Forest City Enterprises, Inc (Class A)	391
2,739		Gecina S.A.	295
279,000	e*	Genting International plc	89
5,929,800		Greentown China Holdings Ltd	2,985
61,192		Hammerson plc	1,079
84,000	e	Hang Lung Group Ltd	266
1,218,793		Hang Lung Properties Ltd	2,869
104,273		Henderson Land Development Co Ltd	465
2,908,081	e	Hopson Development Holdings Ltd	1,477
55,994	e	Hysan Development Co Ltd	146
4,088		ICADE	331
6,159,600		IGB Corp BHD	2,493
92,340		IMMOFINANZ Immobilien Anlagen AG.	327
19,312		IVG Immobilien AG.	186

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
14,000	e	Jones Lang LaSalle, Inc	$609
258,500	e	Keppel Land Ltd	516
62,427		Kerry Properties Ltd	202
14,517		Klepierre	568
19,635,000		Lai Fung Holdings Ltd	280
15,429,333		Land and Houses PCL	2,846
126,232	e	Leighton Holdings Ltd	3,885
14,013	e	Leopalace21 Corp	108
53,604		Liberty International plc	927
208,251	e	Link Real Estate Investment Trust	433
149,334	e	Macquarie Goodman Group	301
70,349,000		Megaworld Corp	2,188
7,313,500	*	Metro Pacific Investments Corp	551
102,446		Mirvac Group	209
770,614		Mitsubishi Estate Co Ltd	15,185
90,863	e	Mitsui Fudosan Co Ltd	1,756
327,000	*	Mongolia Energy Co ltd	176
3,112,045		New World Development Ltd	3,466
5,700	e	Nomura Real Estate Holdings, Inc	136
47,799		Parsvnath Developers Ltd	95
4,504,080		Rich Development Co Ltd	863
3,588	e	Risa Partners, Inc	2,930
88,228		Segro plc	665
30,681,673	e	Shanghai Real Estate Ltd	2,371
360,653	e	Shoei Co Ltd	3,519
165,212		Sino Land Co	185
3,820,500		SP Setia BHD	3,469
4,975,000		SPG Land Holdings Ltd	1,038
141,773		Stockland Trust Group	636
172,256	e	Sumitomo Realty & Development Co Ltd	3,752
184,448		Sun Hung Kai Properties Ltd	1,901
29,572	e	Tokyo Tatemono Co Ltd	141
48,988	e	Tokyu Land Corp	182
16,232		Unibail	3,284
743	*	Unibail-Rodamco	150
3,208,260	*	Unitech Corporate Parks plc	1,587
169,673		Westfield Group	2,324
88,000	e	Wheelock & Co Ltd	160
44,000	e	Yanlord Land Group Ltd	29
491,900		YNH Property BHD	201
2,650,000	*	Zhong An Real Estate Ltd	632
		TOTAL REAL ESTATE	103,486

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.72%
886,217		Bayer AG.	64,904
66,961	e	Bridgestone Corp	1,268
1,700		Cooper Tire & Rubber Co	15
51,738	e	Denki Kagaku Kogyo KK	136
188,392	*	Goodyear Tire & Rubber Co	2,884
30,195		Michelin (C.G.D.E.) (Class B)	1,956
69,282	e	Mitsui Chemicals, Inc	305
57,539		Newell Rubbermaid, Inc	993
131,224		Nike, Inc (Class B)	8,779

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
21,964		Nokian Renkaat Oyj	$529
534,453		Pirelli & C S.p.A.	315
25,329		Sealed Air Corp	557
751,359		SSL International plc	6,058
103,593		Tupperware Corp	2,862
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	91,561

SECURITY AND COMMODITY BROKERS - 1.80%
47,685		Ameriprise Financial, Inc	1,822
83,513	e	Australian Stock Exchange Ltd	2,059
22,724	e	Babcock & Brown Ltd	37
18,281	e	BlackRock, Inc	3,556
1,040,446		Charles Schwab Corp	27,052
17,151		CME Group, Inc	6,372
902,363		Credit Suisse Group	42,142
146,355	e	Daiwa Securities Group, Inc	1,066
40,869		Deutsche Boerse AG.	3,740
136,426		Franklin Resources, Inc	12,023
378,865		Goldman Sachs Group, Inc	48,495
323,198	e	Hong Kong Exchanges and Clearing Ltd	3,981
50,631	e	IGM Financial. Inc	1,827
11,796	*	IntercontinentalExchange, Inc	952
369,330		Invesco Ltd	7,749
1,898,800	*	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,573
141,274	e	Janus Capital Group, Inc	3,430
3,049,200	v	Kim Eng Securities Thailand PCL	1,115
1,271,781		Legal & General Group plc	2,295
21,481		Legg Mason, Inc	818
31,722	e	London Stock Exchange Group plc	502
33,686	e	Macquarie Group Ltd	1,037
356,567		Man Group plc	2,179
460,689	e	Merrill Lynch & Co, Inc	11,655
701,842		Morgan Stanley	16,142
28,735	e*	Nasdaq Stock Market, Inc	878
809,099	e	Nomura Holdings, Inc	10,559
27,141		NYSE Euronext	1,063
45,000	e	Raymond James Financial, Inc	1,484
107,053		Reliance Capital Ltd	2,663
23,717		Schroders plc	438
41,249		SEI Investments Co	916
56,956	e	Shinko Securities Co Ltd	161
436,111	e	Singapore Exchange Ltd	1,900
39,301		T Rowe Price Group, Inc	2,111
37,264	*	TD Ameritrade Holding Corp	604
34,436	e	TMX Group, Inc	938
		TOTAL SECURITY AND COMMODITY BROKERS	228,334

SPECIAL TRADE CONTRACTORS - 0.00% **
14,131		Kinden Corp	135
		TOTAL SPECIAL TRADE CONTRACTORS	135

STONE, CLAY, AND GLASS PRODUCTS - 0.45%
170,683		3M Co	11,659

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
110,298	e	Asahi Glass Co Ltd	$970
1,821,500	*	Asia Cement China Holdings Corp	962
101,760		Asia Cement Corp	91
57,146	e	Boral Ltd	284
48,093	e	Cimpor Cimentos de Portugal S.A.	308
58,405	e	Compagnie de Saint-Gobain	3,021
106,235		CRH plc	2,248
5,758		CRH plc	123
11,132	e	FLSmidth & Co AS	565
5,189	e	HeidelbergCement AG.	548
314,938		Holcim Ltd	23,082
13,816	e	Italcementi S.p.A.	171
13,904		Italcementi S.p.A.	131
45,516	e	James Hardie Industries NV	185
1,980,400		Lafarge Malayan Cement BHD	2,131
46,106		Lafarge S.A.	4,854
29,035	e	NGK Insulators Ltd	355
66,222	e	Nippon Sheet Glass Co Ltd	343
134,118	*	Owens-Illinois, Inc	3,943
5,609	e	Pargesa Holding S.A.	483
99,376		Taiheiyo Cement Corp	145
758,875		Taiwan Cement Corp	454
28,977	e	Toto Ltd	214
16,407	e	Wienerberger AG.	445
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	57,715

TEXTILE MILL PRODUCTS - 0.02%
2,565,160		Far Eastern Textile Co Ltd	1,816
83		Fiberweb plc	-	^
96,807	e	Teijin Ltd	291
		TOTAL TEXTILE MILL PRODUCTS	2,107

TOBACCO PRODUCTS - 1.13%
927,029		Altria Group, Inc	18,392
819,177		British American Tobacco plc	26,744
5,427,728		Huabao International Holdings Ltd	4,172
219,780		Imperial Tobacco Group plc	7,055
2,142	e	Japan Tobacco, Inc	8,073
42,525		Lorillard, Inc	3,026
1,516,046		Philip Morris International, Inc	72,922
56,263		Swedish Match AB	983
30,120		UST, Inc	2,004
		TOTAL TOBACCO PRODUCTS	143,371

TRANSPORTATION BY AIR - 0.27%
6,832	e	Aeroports de Paris	564
4,698,000	e	Air China Ltd	2,123
27,520		Air France-KLM	630
70,000	e	All Nippon Airways Co Ltd	249
100,029	e*	AMR Corp	982
95,121		Auckland International Airport Ltd	125
119,782		British Airways plc	365
115,237	e	Cathay Pacific Airways Ltd	197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
31,796	*	Continental AG.	$3,160
98,372	*	Continental Airlines, Inc (Class B)	1,641
47,850		Deutsche Lufthansa AG.	935
116,946		FedEx Corp	9,243
7,566	e	Fraport AG. Frankfurt Airport Services Worldwide	450
6,400	e	Hong Kong Aircraft Engineerg	74
99,780	e	Iberia Lineas Aereas de Espana	243
99,000	e*	Japan Airlines Corp	204
66,883		Macquarie Airports	147
13,590		Merck KGaA	1,449
1,098,268		Qantas Airways Ltd	2,800
74,157	*	Ryanair Holdings plc	237
956	e*	Ryanair Holdings plc (ADR)	21
186,180		SABMiller plc	3,635
14	e*	SAS AB	-	^
51,774		Singapore Airlines Ltd	520
182,880		Southwest Airlines Co	2,654
165,573	e	UAL Corp	1,455
88,890	e	Virgin Blue Holdings Ltd	23
		TOTAL TRANSPORTATION BY AIR	34,126

TRANSPORTATION EQUIPMENT - 3.21%
1,653,761		Austal Ltd	3,149
76,124		Autoliv, Inc	2,569
724,409		BAE Systems plc	5,340
76,331		Bayerische Motoren Werke AG.	2,959
471,191		Boeing Co	27,023
1,133,605	e	Bombardier, Inc (Class B)	6,157
232,437		Cobham plc	790
84,584	e	Cosco Corp Singapore Ltd	91
20,000	e	Daihatsu Motor Co Ltd	219
431,746		DaimlerChrysler AG.	21,437
53,535	e	Denso Corp	1,313
68,622	e	European Aeronautic Defence and Space Co	1,171
435,976	e	Fiat S.p.A.	5,859
297,359		Fleetwood Corp Ltd	2,098
506,527	e*	Ford Motor Co	2,634
168,752		General Dynamics Corp	12,424
136,260	e	General Motors Corp	1,288
34,729		Genuine Parts Co	1,396
142,204		GKN plc	505
25,104		Goodrich Corp	1,044
50,423	e	Harley-Davidson, Inc	1,881
17,315		Harsco Corp	644
28,182	e	Hino Motors Ltd	114
907,285	e	Honda Motor Co Ltd	27,520
1,585,269	e	Isuzu Motors Ltd	4,406
13,945	e	Jardine Cycle & Carriage Ltd	153
21,195		JTEKT Corp	242
162,044	e	Kawasaki Heavy Industries Ltd	346
2,225,375		Keppel Corp Ltd	12,297
245,217		Lockheed Martin Corp	26,893
36,884		Magna International, Inc (Class A)	1,895

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
44,193	e	MAN AG.	$2,975
100,000	e	Mazda Motor Corp	407
394,000	e*	Mitsubishi Motors Corp	664
78,875	e	Mitsui Engineering & Shipbuilding Co Ltd	150
17,421		NHK Spring Co Ltd	97
187,008		Northrop Grumman Corp	11,321
48,401	e	NSK Ltd	280
2,165		Oshkosh Truck Corp	28
106,633		Paccar, Inc	4,072
26,878	*	Pactiv Corp	667
31,885		Peugeot S.A.	1,200
246,016		Raytheon Co	13,164
38,785		Renault S.A.	2,472
374,728		Rolls-Royce Group plc	2,269
76,138		Scania AB (B Shares)	938
1,817,655	e	SembCorp Marine Ltd	3,864
7,361	e	Shimano, Inc	253
1,045,751		Siemens AG.	97,545
131,074		Singapore Technologies Engineering Ltd	249
77,041	*	Spirit Aerosystems Holdings, Inc (Class A)	1,238
18,772		Thales S.A.	947
5,600		Tokai Rika Co Ltd	71
172,140		Tomkins plc	481
7,096		Toyoda Gosei Co Ltd	121
19,694	e	Toyota Industries Corp	497
1,292,725	e	Toyota Motor Corp	55,267
245,160		United Technologies Corp	14,724
34,740	e	Volkswagen AG.	13,613
228,163	e	Volvo AB (B Shares)	2,061
21,889	e	Yamaha Motor Co Ltd	299
8,172	e	Zodiac S.A.	390
		TOTAL TRANSPORTATION EQUIPMENT	408,181

TRANSPORTATION SERVICES - 0.04%
34,168		CH Robinson Worldwide, Inc	1,741
64,739		Expeditors International Washington, Inc	2,256
7,225	*	Interval Leisure Group, Inc	75
15,942	e*	KarstadtQuelle AG.	52
25,899		National Express Group plc	375
59,268	e	Toll Holdings Ltd	336
45,064	e	TUI AG.	744
		TOTAL TRANSPORTATION SERVICES	5,579

TRUCKING AND WAREHOUSING - 0.88%
3,259,979		Deutsche Post AG.	68,018
409,484	e	DSV AS	6,519
28,323		Kamigumi Co Ltd	213
12,262	e	Mitsubishi Logistics Corp	155
86,343	e	Nippon Express Co Ltd	385
947,880		TNT NV	26,263
159,070		United Parcel Service, Inc (Class B)	10,004
42,378	e	Yamato Transport Co Ltd	475
		TOTAL TRUCKING AND WAREHOUSING	112,032

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
WATER TRANSPORTATION - 0.49%
114		AP Moller - Maersk AS (Class A)	$983
229		AP Moller - Maersk AS (Class B)	1,992
167,022	e	Aries Maritime Transport Ltd	344
118,587		Carnival Corp	4,192
33,588		Carnival plc	1,001
1,078,000		China Shipping Development Co Ltd	1,415
123,816	e	Danaos Corp	1,837
4,161,139		DP World Ltd	2,954
175,000	e	DryShips, Inc	6,211
74,160	e	Euronav NV	2,050
2,682,000		Ezra Holdings Ltd	2,169
450,817		First Steamship Co Ltd	534
87,668	e	Frontline Ltd	4,140
196,298		Hamburger Hafen und Logistik AG.	11,643
4,983,000		International Container Term Services, Inc	2,777
66,186	e	Kawasaki Kisen Kaisha Ltd	409
11,096		Kuehne & Nagel International AG.	740
455,206	e	Mitsui OSK Lines Ltd	3,955
48,838	e	Neptune Orient Lines Ltd	62
539,491	e	Nippon Yusen Kabushiki Kaisha	3,517
160,502	e	Omega Navigation Enterprises, Inc (Class A)	2,096
21,364		Orient Overseas International Ltd	55
5,031,114		Pacific Basin Shipping Ltd	4,183
40,523	e	Royal Caribbean Cruises Ltd	841
107,121		Shun TAK Holdings Ltd	37
1,044,000		U-Ming Marine Transport Corp	1,505
		TOTAL WATER TRANSPORTATION	61,642

WHOLESALE TRADE-DURABLE GOODS - 0.49%
49,306	*	Arrow Electronics, Inc	1,293
66,282	e	Assa Abloy AB (Class B)	803
281,887		Banpu PCL	2,525
18,224		BorgWarner, Inc	597
66,468		Bunzl plc	782
7,671		Canon Marketing Japan, Inc	118
1,161,000	e	China High Speed Transmission Equipment Group Co Ltd	2,125
75,000		Finning International Inc	1,471
122,259	e*	Fortescue Metals Group Ltd	465
612,116	e	Itochu Corp	3,687
288,881		Li & Fung Ltd	707
6,470	e	Martin Marietta Materials, Inc	725
480,644	e	Mitsubishi Corp	10,026
1,007,110	e	Mitsui & Co Ltd	12,503
247,805	e	Nissan Motor Co Ltd	1,676
25,969	*	Patterson Cos, Inc	790
23,115		Prysmian S.p.A.	455
4,222,063		PT Astra International Tbk	7,531
900,000		Rajesh Exports Ltd	554
17,555		Rautaruukki Oyj	351
16,000		Reliance Steel & Aluminum Co	607
1,581	e	Rockwool International AS (B Shares)	135

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
45,944		Schneider Electric S.A.	$3,945
14,808		Sims Group Ltd	359
123,347	e	Sumitomo Corp	1,150
13,298	e	THK Co Ltd	207
74,292		ThyssenKrupp AG.	2,231
14,862	e	Valeo S.A.	450
10,836		W.W. Grainger, Inc	942
14,121		Wesfarmers Ltd	325
61,174		Wesfarmers Ltd	1,423
140,650		Wolseley plc	1,063
		TOTAL WHOLESALE TRADE-DURABLE GOODS	62,021

WHOLESALE TRADE-NONDURABLE GOODS - 0.67%
36,435,000	*	Alliance Global Group, Inc	2,743
16,146	e	Billabong International Ltd	180
8,695		Brown-Forman Corp (Class B)	624
108,018		Cardinal Health, Inc	5,323
9,133		Casino Guichard Perrachon S.A.	815
17,609	e	Celesio AG.	769
3,186,000	e	Dalian Port PDA Co Ltd	1,130
9,904	e	Danisco AS	557
31,278	*	Dean Foods Co	731
989,715		Esprit Holdings Ltd	6,135
1,688,615		Foster's Group Ltd	7,544
48,703	e*	Gildan Activewear, Inc (Class A)	1,082
99,240		Hanwha Corp	3,787
18,573	*	Henry Schein, Inc	1,000
379,795	e	Kikkoman Corp	5,144
109,362		KT&G Corp	8,162
137,573	e	Macquarie Infrastructure Co LLC	1,817
1,699,604	e	Marubeni Corp	7,704
73,992		Metcash Ltd	237
43,071	e	Metro, Inc (Class A)	1,250
143,400	e	Nippon Oil Corp	722
39,196		Reliance Industries Ltd	1,647
75,100		San-A Co Ltd	2,377
7,571	e	Suzuken Co Ltd	230
124,721		Sysco Corp	3,845
52,232		Terra Industries, Inc	1,536
337,279		Unilever NV	9,494
279,000		Unilever NV	7,857
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	84,442

		TOTAL COMMON STOCKS	12,574,557
		(Cost $15,101,700)

RIGHTS/WARRANTS - 0.01%

DEPOSITORY INSTITUTIONS - 0.00%**
11,931	m*	Natixis	-	^
		TOTAL DEPOSITORY INSTITUTIONS	-	^

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
HOLDING AND OTHER INVESTMENT OFFICES - 0.00% **
22,780	*	IJM Land BHD	$1
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1

NONDEPOSITORY INSTITUTIONS - 0.01%
288,903	*	Heckmann Corp (expires 11/9/11)	615
		TOTAL NONDEPOSITORY INSTITUTIONS	615

PRIMARY METAL INDUSTRIES - 0.00%**
10,913	m,v	Dowa Mining	-	^
		TOTAL PRIMARY METAL INDUSTRIES	-	^

REAL ESTATE - 0.00% **
556,400	*	SP Setia BHD	62
		TOTAL REAL ESTATE	62

WATER TRANSPORTATION - 0.00% **
600,000	*	Global Ship Lease, Inc	414
		TOTAL WATER TRANSPORTATION	414

		TOTAL RIGHTS/WARRANTS	1,092
		(Cost $1,326)

PRINCIPAL

SHORT-TERM INVESTMENTS - 11.53%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.15%
$ 13,860,000		Federal Home Loan Bank Discount Notes, 0.000%, 10/01/08	13,860
5,200,000		Freddie Mac Discount Notes, 0.000%, 11/03/08	5,191
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	19,051

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.38%

CERTIFICATE OF DEPOSITS - 1.36%
		Banco Santander	39,951
		Bank Of Scotland plc	17,940
		Lloyds Bank plc	19,984
		Royal Bank of Scotland	44,941
		US Bank	49,973
		TOTAL CERTIFICATE OF DEPOSITS	172,789

COMMERCIAL PAPER - 1.82%
		Aspen Funding Corp	50,000
		Cancara Asset Commercial Paper	25,000
		Citibank	5,955
		Gemini Corp	50,000
		Newport Funding Corp	50,000
		Sheffield Receivables Corp	50,000
		TOTAL COMMERICIAL PAPER	230,955

MONEY MARKET INSTRUMENTS - 1.23%
		State Street Navigator Securities Lending Prime Portfolio	156,507
			156,507

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

VALUE
PRINCIPAL	(000)
REPURCHASE AGREEMENTS - 1.91%
Deutsche Bank	$50,000
HSBC Holdings PLC	75,000
Merrill Lynch	75,000
Salomon Bros.	42,494
TOTAL REPURCHASE AGREEMENTS	242,494

VARIABLE NOTES - 5.06%
American Express Credit Account Master Trust	4,950
American Express Credit Account Master Trust	13,571
American Express Credit Account Master Trust	10,429
American Express Credit Account Master Trust	14,677
BA Credit Card Trust	14,609
BA Credit Card Trust	10,658
BA Credit Card Trust	9,995
Bank of America NA	29,828
Bank One Issuance Trust	4,820
Barclays Bank Plc/NY	29,948
Brunel Residential Mortgage Securitisation PLC	6,440
Capital One Multi-Asset Execution Trust	2,989
Capital One Multi-Asset Execution Trust	2,987
Capital One Multi-Asset Execution Trust	7,585
Capital One Multi-Asset Execution Trust	29,241
Capital One Multi-Asset Execution Trust	4,963
Chase Issuance Trust	4,851
Chase Issuance Trust	3,754
Chase Issuance Trust	8,505
Chase Issuance Trust	17,821
Citibank Credit Card Issuance Trust	19,059
Citibank Credit Card Issuance Trust	11,990
Citigroup Funding Inc	19,731
Discover Card Master Trust	2,915
Discover Card Master Trust	11,554
Discover Card Master Trust I	2,783
Discover Card Master Trust I	13,914
Discover Card Master Trust I	9,878
Discover Card Master Trust I	6,937
Discover Card Master Trust I	2,944
Discover Card Master Trust I	1,947
GE Equipment Midticket LLC	7,512
General Electric Capital Corp	5,958
General Electric Capital Corp	3,933
General Electric Capital Corp	19,691
General Electric Capital Corp	9,935
General Electric Capital Corp	2,935
Granite Master Issuer PLC	6,612
Granite Master Issuer PLC	5,881
JPMorgan Chase & Co	21,929
JPMorgan Chase & Co	19,980
Medallion Trust	2,870
Nelnet Student Loan Trust	12,755
Nelnet Student Loan Trust	5,007

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
PRINCIPAL			(000)
		Nelnet Student Loan Trust	$4,905
		Permanent Financing PLC	23,357
		Permanent Financing PLC	16,453
		Permanent Master Issuer PLC	4,839
		Puma Finance Ltd	6,154
		Rabobank Nederland NV	24,950
		SLM Student Loan Trust	9,908
		SLM Student Loan Trust	7,847
		SLM Student Loan Trust	27,115
		Wachovia Student Loan Trust	11,730
		Wachovia Corp	9,666
		Wells Fargo & Co	7,963
		World Omni Auto Receivables Trust	25,969
		TOTAL VARIABLE NOTES	642,127

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	1,444,872

		TOTAL SHORT-TERM INVESTMENTS	1,463,923
		(Cost $1,463,922)

		TOTAL PORTFOLIO - 110.74%	14,061,865
		(Cost $16,600,124)

		OTHER ASSETS & LIABILITIES, NET - (10.74)%	(1,363,435)

		NET ASSETS - 100.00%	$12,698,430

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	LLC	Limited Liability Company
	plc	Public Limited Company
	SPDR	Standard & Poor's Depository Receipt

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	d	All or a portion of these securities have been segregated by the Custodian to cover margin or other
		requirements on open futures contracts in the amount of $2,105,841.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933
		and may be resold in transactions exempt from registration
		to qualified institutional buyers.
		At September 30, 2008, the value of these securities amounted to $4,107,376 or 0.03% of net assets.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		At September 30, 2008, the unrealized depreciation on investments was $2,538,259,023 consisting of
		gross unrealized appreciation of $312,310,163 and gross unrealized depreciation of $2,850,569,186.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				UNREALIZED
	NUMBER OF	MARKET	EXPIRATION	APPRECIATION
OPEN FUTURES CONTRACTS	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-mini S&P 500 Index	325	$ 18,996,250	December 2008	$(1,062,009)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
Summary of Market Values by Country (Unaudited)
September 30, 2008
		% of
		Market
COUNTRY	Value	Value
DOMESTIC
UNITED STATES	$7,564,226,443	53.79%
TOTAL DOMESTIC	7,564,226,443	53.79

FOREIGN
AFGHANISTAN	3,933,586	0.03
AUSTRALIA	300,779,401	2.14
AUSTRIA	41,022,307	0.29
BELGIUM	31,280,096	0.22
BERMUDA	-	0.00
BRAZIL	77,334,571	0.55
CANADA	490,301,195	3.49
CHINA	77,576,753	0.55
CZECH REPUBLIC	2,474,066	0.02
DENMARK	43,245,303	0.31
EGYPT	-	0.00
FINLAND	58,140,237	0.41
FRANCE	653,543,491	4.65
GERMANY	598,389,134	4.26
GREECE	28,215,966	0.20
HONG KONG	86,252,217	0.61
INDIA	26,206,201	0.19
INDONESIA	14,035,975	0.10
IRELAND	8,467,020	0.06
ISLE OF MAN	1,587,495	0.01
ISRAEL	61,541,531	0.44
ITALY	167,482,966	1.19
JAPAN	1,022,719,384	7.27
KOREA, REPUBLIC OF	26,212,364	0.19
LUXEMBOURG	2,306,103	0.02
MALAYSIA	35,199,683	0.25
MEXICO	1,105,784	0.01
NETHERLANDS	178,981,221	1.27
NEW ZEALAND	936,210	0.01
NORWAY	28,121,550	0.20
PANAMA	4,192,050	0.03
PERU	3,468,197	0.02
PHILIPPINES	29,971,784	0.21
PORTUGAL	12,054,771	0.09
RUSSIA	8,840,758	0.06
SINGAPORE	73,204,544	0.52
SOUTH AFRICA	6,933,185	0.05
SPAIN	201,126,227	1.43
SWEDEN	69,895,584	0.50
SWITZERLAND	619,829,434	4.41
TAIWAN	53,777,265	0.38
THAILAND	35,460,135	0.25
UNITED ARAB EMIRATES	2,954,409	0.01
UNITED KINGDOM	1,308,538,775	9.31
TOTAL FOREIGN	6,497,638,928	46.21
TOTAL PORTFOLIO	$14,061,865,371	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

		COLLEGE RETIREMENT EQUITIES FUND
		GROWTH ACCOUNT
		SCHEDULE OF INVESTMENTS (Unaudited)
		September 30, 2008
			VALUE
SHARES			(000)

COMMON STOCKS - 99.06%

AMUSEMENT AND RECREATION SERVICES - 0.98%
195,635		Nintendo Co Ltd	$82,983
64,438	*	Penn National Gaming, Inc	1,712
4,007	e*	Ticketmaster	43
633,905		Walt Disney Co	19,455
27,125	e	Warner Music Group Corp	206
		TOTAL AMUSEMENT AND RECREATION SERVICES	104,399

APPAREL AND ACCESSORY STORES - 0.70%
76,886		Abercrombie & Fitch Co (Class A)	3,033
271,000	e*	Aeropostale, Inc	8,702
108,750	e	American Eagle Outfitters, Inc	1,658
20,566	*	AnnTaylor Stores Corp	425
1,003,621		Gap, Inc	17,844
83,839	e*	Hanesbrands, Inc	1,824
212,277	*	Kohl's Corp	9,782
167,625	e	Limited Brands, Inc	2,903
163,990	e	Nordstrom, Inc	4,726
560,199		Ross Stores, Inc	20,621
100,165	e*	Urban Outfitters, Inc	3,192
		TOTAL APPAREL AND ACCESSORY STORES	74,710

APPAREL AND OTHER TEXTILE PRODUCTS - 0.15%
309,246		Guess ?, Inc	10,758
40,694		Phillips-Van Heusen Corp	1,543
52,266		Polo Ralph Lauren Corp (Class A)	3,483
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	15,784

AUTO REPAIR, SERVICES AND PARKING - 0.01%
16,021	*	Hertz Global Holdings, Inc	121
16,978		Ryder System, Inc	1,053
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,174

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.30%
289,298		Advance Auto Parts	11,473
117,226	*	Autozone, Inc	14,459
189,988	e*	Carmax, Inc	2,660
60,253	*	Copart, Inc	2,289
28,675	*	O'Reilly Automotive, Inc	768
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	31,649

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.07%
116,221	e	Fastenal Co	5,740
65,897	e	Lowe's Cos, Inc	1,561
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,301

BUSINESS SERVICES - 13.06%
1,118,192		Accenture Ltd (Class A)	42,491
1,809,474	*	Activision Blizzard, Inc	27,920

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
1,876,614	*	Adobe Systems, Inc	$74,070
101,006	*	Affiliated Computer Services, Inc (Class A)	5,114
953,081	*	Akamai Technologies, Inc	16,622
144,584	e*	Alliance Data Systems Corp	9,164
75,504	*	Amdocs Ltd	2,067
70,535	*	Ansys, Inc	2,671
202,202	*	Autodesk, Inc	6,784
466,446		Automatic Data Processing, Inc	19,941
506,779	*	BMC Software, Inc	14,509
38,726		Brink's Co	2,363
532,985		CA, Inc	10,638
57,923	e*	Cerner Corp	2,586
166,419	*	Citrix Systems, Inc	4,204
36,357	e*	Clear Channel Outdoor Holdings, Inc (Class A)	497
259,884	*	Cognizant Technology Solutions Corp (Class A)	5,933
144,212	e*	Compuware Corp	1,397
32,699	e*	DST Systems, Inc	1,831
4,730,120	*	eBay, Inc	105,860
286,473	*	Electronic Arts, Inc	10,597
62,548		Equifax, Inc	2,155
29,422	e*	Equinix, Inc	2,044
368,000	*	Expedia, Inc	5,560
6,720,631		Experian Group Ltd	44,540
71,172	e*	F5 Networks, Inc	1,664
38,065	e	Factset Research Systems, Inc	1,989
39,790		Fidelity National Information Services, Inc	735
147,035	*	Fiserv, Inc	6,958
605,809	*	Google, Inc (Class A)	242,639
51,211	*	HLTH Corp	585
38,954	*	IHS, Inc (Class A)	1,856
36,360		IMS Health, Inc	688
363,509	*	Interpublic Group of Cos, Inc	2,817
2,060,198	*	Intuit, Inc	65,123
155,731	e*	Iron Mountain, Inc	3,801
472,388	e*	Juniper Networks, Inc	9,953
50,895	e*	Kinetic Concepts, Inc	1,455
70,427	e*	Lamar Advertising Co (Class A)	2,176
90,447		Manpower, Inc	3,904
110,892	e	Mastercard, Inc (Class A)	19,664
132,058	*	McAfee, Inc	4,485
10,969,335	d	Microsoft Corp	292,772
110,022	*	Monster Worldwide, Inc	1,640
135,675	*	NCR Corp	2,992
143,045	*	Novell, Inc	735
154,973	*	Nuance Communications, Inc	1,889
576,255		Omnicom Group, Inc	22,220
7,519,371	*	Oracle Corp	152,718
168,817	*	Red Hat, Inc	2,544
127,625		Robert Half International, Inc	3,159
94,573	*	Salesforce.com, Inc	4,577
25,459	e*	Sohu.com, Inc	1,419
639,700	*	Symantec Corp	12,525
470,000	*	Synopsys, Inc	9,377
150,767		Total System Services, Inc	2,473
176,353	*	Unisys Corp	485
175,180	e*	VeriSign, Inc	4,569

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
925,359		Visa, Inc (Class A)	$56,808
37,324	e*	VMware, Inc (Class A)	994
125,440		Waste Management, Inc	3,950
7,776	e*	WebMD Health Corp (Class A)	231
1,239,725	*	Yahoo!, Inc	21,447
		TOTAL BUSINESS SERVICES	1,391,574

CHEMICALS AND ALLIED PRODUCTS - 13.18%
3,395,480		Abbott Laboratories	195,512
5,637	*	Abraxis Bioscience, Inc	389
624,906		Air Products & Chemicals, Inc	42,800
82,335		Albemarle Corp	2,539
10,880		Alberto-Culver Co	296
464,252	*	Amgen, Inc	27,516
2,078,154		Avon Products, Inc	86,389
28,735	*	Barr Pharmaceuticals, Inc	1,876
261,141	*	Biogen Idec, Inc	13,133
88,694	e*	BioMarin Pharmaceuticals, Inc	2,350
1,626,137		Bristol-Myers Squibb Co	33,905
548,190		Celanese Corp (Series A)	15,300
60,786	e*	Cephalon, Inc	4,710
76,815		CF Industries Holdings, Inc	7,026
27,818	*	Charles River Laboratories International, Inc	1,545
16,100		Chemtura Corp	73
59,776		Church & Dwight Co, Inc	3,712
403,358		Clorox Co	25,287
1,085,626		Colgate-Palmolive Co	81,802
156,926		Ecolab, Inc	7,614
85,370		Eli Lilly & Co	3,759
637,752		Estee Lauder Cos (Class A)	31,830
26,063		FMC Corp	1,339
23,848	*	Forest Laboratories, Inc	674
978,979	*	Genentech, Inc	86,816
240,505	*	Genzyme Corp	19,454
3,224,419	*	Gilead Sciences, Inc	146,969
22,812	*	Hospira, Inc	871
15,566		Huntsman Corp	196
54,042	*	Idexx Laboratories, Inc	2,962
33,358	*	ImClone Systems, Inc	2,083
72,357		International Flavors & Fragrances, Inc	2,855
35,219	e*	Inverness Medical Innovations, Inc	1,057
405,292	e*	Invitrogen Corp	15,320
1,193,978		Merck & Co, Inc	37,682
1,649,130		Monsanto Co	163,231
241,703		Mosaic Co	16,441
751,931	e*	Mylan Laboratories, Inc	8,587
118,456		Nalco Holding Co	2,196
23,552	*	NBTY, Inc	695
70,157		Perrigo Co	2,698
60,000		Potash Corp of Saskatchewan	7,778
143,260		PPG Industries, Inc	8,355
404,401		Praxair, Inc	29,012
1,250,010		Procter & Gamble Co	87,113
100,497		Rohm & Haas Co	7,035
2,241,699		Schering-Plough Corp	41,404
30,638		Scotts Miracle-Gro Co (Class A)	724

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
93,213	*	Sepracor, Inc	$1,707
89,822	e	Sherwin-Williams Co	5,134
61,093		Sigma-Aldrich Corp	3,203
2,172,507	e	Teva Pharmaceutical Industries Ltd (ADR)	99,479
75,957	*	VCA Antech, Inc	2,238
126,554	*	Vertex Pharmaceuticals, Inc	4,207
78,254	*	Warner Chilcott Ltd (Class A)	1,183
142,603	*	Watson Pharmaceuticals, Inc	4,064
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,404,125

COAL MINING - 0.39%
174,581	*	Alpha Natural Resources, Inc	8,979
129,635		Arch Coal, Inc	4,264
164,439		Consol Energy, Inc	7,546
71,764		Massey Energy Co	2,560
396,581	e	Peabody Energy Corp	17,846
		TOTAL COAL MINING	41,195

COMMUNICATIONS - 1.47%
1,497,697	*	American Tower Corp (Class A)	53,872
32,369	e*	Central European Media Enterprises Ltd (Class A)	2,117
54,063	e*	Clearwire Corp (Class A)	642
736,783		Comcast Corp (Class A)	14,463
56,544	*	Crown Castle International Corp	1,638
42,661	*	CTC Media, Inc	640
750,132	e*	DIRECTV Group, Inc	19,631
550,095	*	DISH Network Corp (Class A)	11,552
186,441		Embarq Corp	7,560
61,419	e	Frontier Communications Corp	706
68,850		Global Payments, Inc	3,089
10,018	*	IAC/InterActiveCorp	173
4,771	e*	Leap Wireless International, Inc	182
1,353,783	e*	Level 3 Communications, Inc	3,655
141,017	e*	Liberty Global, Inc (Class A)	4,273
464,816	*	Liberty Media Corp - Entertainment (Series A)	11,607
219,232	e*	MetroPCS Communications, Inc	3,067
65,254	e*	NeuStar, Inc (Class A)	1,298
151,494	*	NII Holdings, Inc (Class B)	5,745
671,833	e	Qwest Communications International, Inc	2,170
94,626	e*	SBA Communications Corp (Class A)	2,448
39,677		Telephone & Data Systems, Inc	1,418
74,948	e	Time Warner Cable, Inc (Class A)	1,814
5,714	*	US Cellular Corp	268
200,601		Windstream Corp	2,195
		TOTAL COMMUNICATIONS	156,223

DEPOSITORY INSTITUTIONS - 1.46%
1,356,302		Bank of New York Mellon Corp	44,188
7,273		Capitol Federal Financial	322
666,223		Citigroup, Inc	13,664
152,236	e	First Horizon National Corp	1,425
162,163		Hudson City Bancorp, Inc	2,992
405,859		JPMorgan Chase & Co	18,954
80,858	*	Metavante Technologies, Inc	1,557
346,826		Northern Trust Corp	25,041
101,721		State Street Corp	5,786

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
1,700,306		Western Union Co	$41,947
		TOTAL DEPOSITORY INSTITUTIONS	155,876

EATING AND DRINKING PLACES - 1.20%
90,366		Brinker International, Inc	1,617
72,180		Burger King Holdings, Inc	1,773
29,658	e*	Chipotle Mexican Grill, Inc (Class A)	1,646
242,209		Darden Restaurants, Inc	6,935
1,392,387		McDonald's Corp	85,910
654,828	*	Starbucks Corp	9,737
166,533	e	Tim Hortons, Inc	4,934
319,447		Wendy's/Arby's Group, Inc (Class A)	1,680
426,167		Yum! Brands, Inc	13,897
		TOTAL EATING AND DRINKING PLACES	128,129

EDUCATIONAL SERVICES - 0.33%
458,473	*	Apollo Group, Inc (Class A)	27,188
55,153		DeVry, Inc	2,732
35,200	e*	ITT Educational Services, Inc	2,848
12,779		Strayer Education, Inc	2,559
		TOTAL EDUCATIONAL SERVICES	35,327

ELECTRIC, GAS, AND SANITARY SERVICES - 1.23%
604,279	*	AES Corp	7,064
151,207		Allegheny Energy, Inc	5,560
994,000	*	Allied Waste Industries, Inc	11,043
73		Aqua America, Inc	1
318,460	e*	Calpine Corp	4,140
187,059		Centerpoint Energy, Inc	2,725
146,509		Constellation Energy Group, Inc	3,560
103,270	*	Covanta Holding Corp	2,472
12,810	e	DPL, Inc	318
135,105	e	El Paso Corp	1,724
12,168		Energen Corp	551
121,984		Entergy Corp	10,858
295,098		Exelon Corp	18,479
119,834	e*	Mirant Corp	2,192
393,040	e*	NRG Energy, Inc	9,728
335,636		PPL Corp	12,425
457,533		Public Service Enterprise Group, Inc	15,003
59,064		Questar Corp	2,417
126,619		Republic Services, Inc	3,796
49,519		Sierra Pacific Resources	474
77,556	*	Stericycle, Inc	4,569
525,755		Williams Cos, Inc	12,434
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	131,533

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.32%
464,000		ABB Ltd	8,992
71,036	e*	Advanced Micro Devices, Inc	373
1,307,856		Altera Corp	27,046
93,862		Ametek, Inc	3,827
156,500		Amphenol Corp (Class A)	6,282
262,222		Analog Devices, Inc	6,910
1,591,114	*	Apple Computer, Inc	180,846
255,784	*	Atmel Corp	867

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
59,351	*	Avnet, Inc	$1,462
5,796	e	AVX Corp	59
462,548	*	Broadcom Corp (Class A)	8,617
74,520	e*	Ciena Corp	751
10,760,297	*	Cisco Systems, Inc	242,752
434,993		Cooper Industries Ltd (Class A)	17,378
33,276	e*	Cree, Inc	758
131,501	*	Cypress Semiconductor Corp	686
45,369	*	Dolby Laboratories, Inc (Class A)	1,597
135,228	e	Eaton Corp	7,597
3,931	*	EchoStar Corp (Class A)	95
51,631	*	Energizer Holdings, Inc	4,159
118,371	*	First Solar, Inc	22,362
39,070		Harman International Industries, Inc	1,331
121,133		Harris Corp	5,596
1,789,805		Honeywell International, Inc	74,366
53,832	*	Integrated Device Technology, Inc	419
9,361,855	e	Intel Corp	175,348
15,022	*	International Rectifier Corp	286
39,572		Intersil Corp (Class A)	656
101,704	*	JDS Uniphase Corp	860
263,463		L-3 Communications Holdings, Inc	25,904
25,972		Lincoln Electric Holdings, Inc	1,670
197,807	e	Linear Technology Corp	6,065
435,020	*	LSI Logic Corp	2,332
3,286,476	*	Marvell Technology Group Ltd	30,564
532,916		Maxim Integrated Products, Inc	9,646
525,543	*	MEMC Electronic Materials, Inc	14,852
164,548	e	Microchip Technology, Inc	4,843
86,544	e*	Micron Technology, Inc	351
38,271	e	Molex, Inc	859
222,392		National Semiconductor Corp	3,827
923,368	*	NetApp, Inc	16,833
27,815	*	Novellus Systems, Inc	546
499,003	*	Nvidia Corp	5,344
356,960	*	ON Semiconductor Corp	2,413
3,984,510		Qualcomm, Inc	171,214
493,000		RadioShack Corp	8,519
94,033	e*	Rambus, Inc	1,208
445,000	e*	Renewable Energy Corp AS	8,249
667,420	*	Research In Motion Ltd	45,585
46,108	e*	Silicon Laboratories, Inc	1,416
5,425,627	e*	Sirius XM Radio, Inc	3,093
36,283	e*	Sunpower Corp (Class A)	2,574
36,067	*	Sunpower Corp (Class B)	2,490
1,190,113		Texas Instruments, Inc	25,587
69,641	*	Varian Semiconductor Equipment Associates, Inc	1,749
252,199	e	Xilinx, Inc	5,914
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,205,925

ENGINEERING AND MANAGEMENT SERVICES - 1.64%
81,602	*	Aecom Technology Corp	1,994
123,301	e*	Amylin Pharmaceuticals, Inc	2,493
1,412,953	*	Celgene Corp	89,412
31,543		Corporate Executive Board Co	986
159,632		Fluor Corp	8,892

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
51,912	e*	Genpact Ltd	$539
45,620	*	Gen-Probe, Inc	2,420
87,687	*	Hewitt Associates, Inc (Class A)	3,195
587,722	*	Jacobs Engineering Group, Inc	31,919
123,937		KBR, Inc	1,893
488,139	*	McDermott International, Inc	12,472
291,084		Paychex, Inc	9,615
116,814	e	Quest Diagnostics, Inc	6,036
27,762	*	SAIC, Inc	562
74,566	*	Shaw Group, Inc	2,291
14,657	*	URS Corp	537
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	175,256

FABRICATED METAL PRODUCTS - 0.41%
13,282	e*	Alliant Techsystems, Inc	1,248
11,444		Aptargroup, Inc	448
15,051		Ball Corp	594
424,827	e*	Crown Holdings, Inc	9,435
219,629	e	Illinois Tool Works, Inc	9,762
391,866		Parker Hannifin Corp	20,769
17,024	e	Valmont Industries, Inc	1,408
		TOTAL FABRICATED METAL PRODUCTS	43,664

FOOD AND KINDRED PRODUCTS - 3.69%
354,316		Anheuser-Busch Cos, Inc	22,988
240,706		Campbell Soup Co	9,291
1,912,254		Coca-Cola Co	101,120
64,289		General Mills, Inc	4,418
876,468		H.J. Heinz Co	43,797
65,186	e*	Hansen Natural Corp	1,972
71,671	e	Hershey Co	2,834
129,976		Kellogg Co	7,292
41,153		McCormick & Co, Inc	1,582
2,563,753		PepsiCo, Inc	182,719
26,705		Tyson Foods, Inc (Class A)	319
181,905		Wrigley (Wm.) Jr Co	14,443
		TOTAL FOOD AND KINDRED PRODUCTS	392,775

FOOD STORES - 0.31%
1,078,069		Kroger Co	29,625
24,792	e*	Panera Bread Co (Class A)	1,262
122,318	e	Whole Foods Market, Inc	2,450
		TOTAL FOOD STORES	33,337

FORESTRY - 0.00%**
8,644	e	Rayonier, Inc	409
		TOTAL FORESTRY	409

FURNITURE AND FIXTURES - 0.03%
8,515	e	Hill-Rom Holdings, Inc	258
81,051		Johnson Controls, Inc	2,458
		TOTAL FURNITURE AND FIXTURES	2,716

FURNITURE AND HOME FURNISHINGS STORES - 0.18%
193,101	e*	Bed Bath & Beyond, Inc	6,065
367,132	*	GameStop Corp (Class A)	12,560

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
13,799	e	Williams-Sonoma, Inc	$223
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	18,848

GENERAL BUILDING CONTRACTORS - 0.05%
299	e*	NVR, Inc	171
44,989	e	Pulte Homes, Inc	629
101,707		Walter Industries, Inc	4,826
		TOTAL GENERAL BUILDING CONTRACTORS	5,626

GENERAL MERCHANDISE STORES - 3.24%
70,723	e*	Big Lots, Inc	1,968
490,789		Costco Wholesale Corp	31,867
10,981		Family Dollar Stores, Inc	260
939,401		Macy's, Inc	16,890
657,004		Target Corp	32,226
2,671,419		TJX Cos, Inc	81,532
3,005,272		Wal-Mart Stores, Inc	179,986
		TOTAL GENERAL MERCHANDISE STORES	344,729

HEALTH SERVICES - 1.31%
17,899		AmerisourceBergen Corp	674
35,062		Cigna Corp	1,192
17,493	*	Community Health Systems, Inc	513
56,570	*	Covance, Inc	5,001
27,921	*	Coventry Health Care, Inc	909
78,419	*	DaVita, Inc	4,471
49,784	e*	Edwards Lifesciences Corp	2,876
507,236	*	Express Scripts, Inc	37,444
140,319	*	Health Management Associates, Inc (Class A)	584
99,543	e*	Laboratory Corp of America Holdings	6,918
306,840	e*	Lincare Holdings, Inc	9,233
179,416		McKesson Corp	9,654
795,896	*	Medco Health Solutions, Inc	35,815
99,943		Omnicare, Inc	2,875
36,901	*	Pediatrix Medical Group, Inc	1,990
96,162		Pharmaceutical Product Development, Inc	3,976
244,168	e*	Tenet Healthcare Corp	1,355
305,523	*	WellPoint, Inc	14,289
		TOTAL HEALTH SERVICES	139,769

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.04%
129,716	*	Foster Wheeler Ltd	4,684
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	4,684

HOLDING AND OTHER INVESTMENT OFFICES - 0.75%
36,799	*	Affiliated Managers Group, Inc	3,049
26,614	e	Apartment Investment & Management Co (Class A)	932
28,628	e	Camden Property Trust	1,313
40,368	e	Digital Realty Trust, Inc	1,907
13		Duke Realty Corp	-	^
6,009	e	Essex Property Trust, Inc	711
17,079	e	Federal Realty Investment Trust	1,462
106,460	e	General Growth Properties, Inc	1,608
24,415	e	HCP, Inc	980
9,722		Health Care REIT, Inc	517
723,700	e	iShares Russell 1000 Growth Index Fund	35,136

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
3,400	e	Kilroy Realty Corp	$162
66,584	e	Macerich Co	4,238
7,909		Nationwide Health Properties, Inc	285
50,243	e	Plum Creek Timber Co, Inc	2,505
202,196	e	Simon Property Group, Inc	19,613
47,480	e	Taubman Centers, Inc	2,374
21,037	e	Ventas, Inc	1,040
59,003		WABCO Holdings, Inc	2,097
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	79,929

HOTELS AND OTHER LODGING PLACES - 0.22%
6,040	e	Boyd Gaming Corp	57
11,046	e	Choice Hotels International, Inc	299
94,990	e*	Las Vegas Sands Corp	3,430
262,791		Marriott International, Inc (Class A)	6,856
105,084	e*	MGM Mirage	2,995
35,628	e	Orient-Express Hotels Ltd (Class A)	860
164,159		Starwood Hotels & Resorts Worldwide, Inc	4,619
55,413	e	Wynn Resorts Ltd	4,524
		TOTAL HOTELS AND OTHER LODGING PLACES	23,640

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.25%
164,923	*	AGCO Corp	7,027
3,332,944		Applied Materials, Inc	50,428
49,825	*	Brocade Communications Systems, Inc	290
67,338		Bucyrus International, Inc (Class A)	3,009
7,212	e	Carlisle Cos, Inc	216
553,439		Caterpillar, Inc	32,985
414,298		Cummins, Inc	18,113
525,584		Deere & Co	26,016
2,029,822	*	Dell, Inc	33,452
50,495		Diebold, Inc	1,672
67,472		Donaldson Co, Inc	2,828
266,627		Dover Corp	10,812
75,724	*	Dresser-Rand Group, Inc	2,383
1,298,602	e*	EMC Corp	15,531
24,225		Flowserve Corp	2,151
113,272	e*	FMC Technologies, Inc	5,273
130,000	*	Gardner Denver, Inc	4,514
56,064	e	Graco, Inc	1,996
5,039,802	e	Hewlett-Packard Co	233,040
69,072		IDEX Corp	2,143
52,941		Ingersoll-Rand Co Ltd (Class A)	1,650
1,966,408		International Business Machines Corp	229,991
276,194		International Game Technology	4,745
123,863		ITT Industries, Inc	6,888
342,777		Jabil Circuit, Inc	3,270
24,466	*	John Bean Technologies Corp	310
309,432	e	Joy Global, Inc	13,968
16,432		Kennametal, Inc	446
103,123	*	Lam Research Corp	3,247
42,058		Lennox International, Inc	1,399
529,985	e	Manitowoc Co, Inc	8,241
29,584	*	Oil States International, Inc	1,046
110,370		Pall Corp	3,796
130,700		Rockwell Automation, Inc	4,880

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
40,681	e*	SanDisk Corp	$795
54,207	e*	Scientific Games Corp (Class A)	1,248
108,879	m,v*	Seagate Technology	-	^
210,101		Seagate Technology, Inc	2,546
48,064		SPX Corp	3,701
79,261	*	Teradata Corp	1,546
191,000	*	Terex Corp	5,829
34,996	e	Toro Co	1,445
113,010	*	Varian Medical Systems, Inc	6,456
430,252	*	Western Digital Corp	9,173
58,021	*	Zebra Technologies Corp (Class A)	1,616
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	772,111

INSTRUMENTS AND RELATED PRODUCTS - 6.05%
41,312	e*	Advanced Medical Optics, Inc	734
1,526,954	*	Agilent Technologies, Inc	45,289
760,785		Allergan, Inc	39,180
443,724		Applied Biosystems, Inc	15,198
89,525		Bard (C.R.), Inc	8,493
918,950		Baxter International, Inc	60,311
44,278		Beckman Coulter, Inc	3,143
219,610		Becton Dickinson & Co	17,626
83,394	*	Boston Scientific Corp	1,023
163,512	e	Danaher Corp	11,348
133,182		Dentsply International, Inc	5,000
2,315,953		Emerson Electric Co	94,468
832,717	e*	Flir Systems, Inc	31,993
115,193	e	Garmin Ltd	3,910
56,243		Hillenbrand, Inc	1,134
606,459	*	Hologic, Inc	11,723
102,142	e*	Illumina, Inc	4,140
75,635	*	Intuitive Surgical, Inc	18,226
30,725	e*	Itron, Inc	2,720
1,003,302		Johnson & Johnson	69,509
143,667	e	Kla-Tencor Corp	4,547
1,010,381		Medtronic, Inc	50,620
113,845	*	Mettler-Toledo International, Inc	11,157
49,534	e*	Millipore Corp	3,408
51,336		National Instruments Corp	1,543
47,524		PerkinElmer, Inc	1,187
168,743		Pitney Bowes, Inc	5,612
68,344	*	Resmed, Inc	2,939
146,353		Rockwell Collins, Inc	7,038
546,631		Roper Industries, Inc	31,136
304,862	e*	St. Jude Medical, Inc	13,258
276,762		Stryker Corp	17,242
34,780	*	Techne Corp	2,508
96,871	*	Teradyne, Inc	757
536,942	*	Thermo Electron Corp	29,532
109,214	e*	Trimble Navigation Ltd	2,824
87,991	*	Waters Corp	5,119
140,098	*	Zimmer Holdings, Inc	9,045
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	644,640

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
28,734		Brown & Brown, Inc	621
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	621

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
INSURANCE CARRIERS - 1.84%
202,332		ACE Ltd	$10,952
978,604		Aetna, Inc	35,338
1,802,219		Aflac, Inc	105,880
201,951		Axis Capital Holdings Ltd	6,404
5,754		Erie Indemnity Co (Class A)	243
5,209	*	Health Net, Inc	123
259,287	*	Humana, Inc	10,683
19,652	*	Philadelphia Consolidated Holding Co	1,151
67,101		Prudential Financial, Inc	4,831
8,316		Transatlantic Holdings, Inc	452
192,000		Travelers Cos, Inc	8,679
407,971		UnitedHealth Group, Inc	10,358
6,595		W.R. Berkley Corp	155
36,085	e*	WellCare Health Plans, Inc	1,299
		TOTAL INSURANCE CARRIERS	196,548

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
101,279	*	Corrections Corp of America	2,517
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,517

LEATHER AND LEATHER PRODUCTS - 0.12%
528,792	*	Coach, Inc	13,241
		TOTAL LEATHER AND LEATHER PRODUCTS	13,241

LEGAL SERVICES - 0.03%
45,106	*	FTI Consulting, Inc	3,258
		TOTAL LEGAL SERVICES	3,258

METAL MINING - 0.71%
411,768		Anglo American plc	13,909
235,511		Cleveland-Cliffs, Inc	12,468
592,300		Companhia Vale do Rio Doce (ADR)	11,343
39,636	e	Foundation Coal Holdings, Inc	1,410
240,400		Freeport-McMoRan Copper & Gold, Inc (Class B)	13,667
392,834		Newmont Mining Corp	15,226
69,252	e*	Patriot Coal Corp	2,012
288,432	e	Southern Copper Corp	5,503
		TOTAL METAL MINING	75,538

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.23%
448,169	e	Hasbro, Inc	15,560
17,534	e*	Intrepid Potash, Inc	529
225,161		Tyco International Ltd	7,885
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	23,974

MISCELLANEOUS RETAIL - 2.53%
658,940	*	Amazon.com, Inc	47,944
453,413		Best Buy Co, Inc	17,003
3,148,737		CVS Corp	105,986
71,630	e*	Dick's Sporting Goods, Inc	1,403
82,550	*	Dollar Tree, Inc	3,002
4,007	e*	HSN, Inc	44
38,805	e	MSC Industrial Direct Co (Class A)	1,788

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
110,729		Petsmart, Inc	$2,736
34,663	e*	Priceline.com, Inc	2,372
2,588,606		Staples, Inc	58,244
110,829		Tiffany & Co	3,937
824,041		Walgreen Co	25,512
		TOTAL MISCELLANEOUS RETAIL	269,971

MOTION PICTURES - 0.60%
71,882	*	DreamWorks Animation SKG, Inc (Class A)	2,261
833,375		News Corp (Class A)	9,992
3,015,369	e	Time Warner, Inc	39,531
472,621	*	Viacom, Inc (Class B)	11,740
		TOTAL MOTION PICTURES	63,524

NONDEPOSITORY INSTITUTIONS - 0.37%
759,869		American Express Co	26,922
532,766	e	Federal Home Loan Mortgage Corp	911
36,625	e	GLG Partners, Inc	199
19,895		Lender Processing Services, Inc	607
372,102	*	SLM Corp	4,592
223,640		Textron, Inc	6,548
667	e*	Tree.com, Inc	3
		TOTAL NONDEPOSITORY INSTITUTIONS	39,782

OIL AND GAS EXTRACTION - 5.25%
50,324	*	Atwood Oceanics, Inc	1,832
525,341		Baker Hughes, Inc	31,804
414,146	*	Cameron International Corp	15,961
206,113	e	Chesapeake Energy Corp	7,391
22,243	*	CNX Gas Corp	498
26,773	e*	Continental Resources, Inc	1,050
2,693,436	*	Denbury Resources, Inc	51,283
172,982	e	Diamond Offshore Drilling, Inc	17,828
12,115	*	Encore Acquisition Co	506
120,486		ENSCO International, Inc	6,944
117,749		Equitable Resources, Inc	4,319
67,690	e*	Global Industries Ltd	470
788,470		Halliburton Co	25,539
7,130	e*	Helix Energy Solutions Group, Inc	173
18,758	*	Key Energy Services, Inc	218
57,624	*	Mariner Energy, Inc	1,181
460,035	*	Nabors Industries Ltd	11,464
1,370,731	*	National Oilwell Varco, Inc	68,852
241,823		Noble Corp	10,616
49,558	*	Oceaneering International, Inc	2,642
85,836		Patterson-UTI Energy, Inc	1,718
211,982	*	PetroHawk Energy Corp	4,585
88,238	*	Plains Exploration & Production Co	3,103
108,484	*	Pride International, Inc	3,212
93,234	*	Quicksilver Resources, Inc	1,830
326,848		Range Resources Corp	14,012
36,759		Rowan Cos, Inc	1,123
2,018,891		Schlumberger Ltd	157,655
2,272	e*	SEACOR Holdings, Inc	179
188,723		Smith International, Inc	11,067
307,665	*	Southwestern Energy Co	9,396

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
22,841		St. Mary Land & Exploration Co	$814
70,845	*	Superior Energy Services	2,206
63,387	*	Tetra Technologies, Inc	878
3,586	e	Tidewater, Inc	199
383,517		Transocean, Inc	42,126
31,042	*	Unit Corp	1,547
143,189	e	W&T Offshore, Inc	3,908
611,424	*	Weatherford International Ltd	15,371
38,103	*	Whiting Petroleum Corp	2,715
456,454		XTO Energy, Inc	21,234
		TOTAL OIL AND GAS EXTRACTION	559,449

PAPER AND ALLIED PRODUCTS - 0.12%
29,881		Greif, Inc (Class A)	1,961
154,725		Kimberly-Clark Corp	10,033
21,801		Packaging Corp of America	505
		TOTAL PAPER AND ALLIED PRODUCTS	12,499

PERSONAL SERVICES - 0.07%
292,797		H&R Block, Inc	6,661
29,875	e	Weight Watchers International, Inc	1,094
		TOTAL PERSONAL SERVICES	7,755

PETROLEUM AND COAL PRODUCTS - 3.26%
352,923		Apache Corp	36,803
42,312		Cabot Oil & Gas Corp	1,529
321,516		Devon Energy Corp	29,322
168,009		EOG Resources, Inc	15,030
1,171,948		Exxon Mobil Corp	91,013
93,572	e	Frontier Oil Corp	1,724
321,261		Hess Corp	26,369
39,025	e	Holly Corp	1,129
239,701		Murphy Oil Corp	15,374
10,217		Noble Energy, Inc	568
1,393,060		Occidental Petroleum Corp	98,141
284,000		Petroleo Brasileiro S.A. (ADR)	12,482
93,373	e*	SandRidge Energy, Inc	1,830
317,562		Suncor Energy, Inc	13,382
62,415		Sunoco, Inc	2,221
35,941	e	Tesoro Corp	593
		TOTAL PETROLEUM AND COAL PRODUCTS	347,510

PRIMARY METAL INDUSTRIES - 1.45%
195,251		AK Steel Holding Corp	5,061
569,712		Alcoa, Inc	12,864
90,996	e	Allegheny Technologies, Inc	2,689
3,684		Carpenter Technology Corp	95
13,154	e*	Century Aluminum Co	364
62,814	e*	CommScope, Inc	2,176
4,058,855		Corning, Inc	63,481
47,431	e*	General Cable Corp	1,690
21,998		Hubbell, Inc (Class B)	771
60,588		Nucor Corp	2,393
513,383		Precision Castparts Corp	40,444
2,493	e	Schnitzer Steel Industries, Inc (Class A)	98
42,005		Steel Dynamics, Inc	718

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
16,419	e	Titanium Metals Corp	$186
100,295		United States Steel Corp	7,784
62,000	e	Vallourec	13,378
		TOTAL PRIMARY METAL INDUSTRIES	154,192

PRINTING AND PUBLISHING - 0.10%
36,145		Dun & Bradstreet Corp	3,411
37,256		John Wiley & Sons, Inc (Class A)	1,507
143,951		McGraw-Hill Cos, Inc	4,550
39,629	*	MSCI, Inc (Class A)	951
		TOTAL PRINTING AND PUBLISHING	10,419

RAILROAD TRANSPORTATION - 1.34%
254,191		Burlington Northern Santa Fe Corp	23,495
694,219		CSX Corp	37,883
57,294	*	Kansas City Southern Industries, Inc	2,542
381,664		Norfolk Southern Corp	25,270
748,907		Union Pacific Corp	53,292
		TOTAL RAILROAD TRANSPORTATION	142,482

REAL ESTATE - 0.05%
53,635	e*	CB Richard Ellis Group, Inc (Class A)	717
65,742	e	Forest City Enterprises, Inc (Class A)	2,016
70,801	e*	St. Joe Co	2,768
		TOTAL REAL ESTATE	5,501

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.42%
152,000		Bayer AG.	11,132
139,556	*	Goodyear Tire & Rubber Co	2,137
475,299		Nike, Inc (Class B)	31,797
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	45,066

SECURITY AND COMMODITY BROKERS - 2.70%
87,403	e	BlackRock, Inc	17,000
120,974		Broadridge Financial Solutions, Inc	1,862
4,735,794	e	Charles Schwab Corp	123,131
114,408		CME Group, Inc	42,504
111,138	e*	E*Trade Financial Corp	311
90,265	e	Eaton Vance Corp	3,180
76,195		Federated Investors, Inc (Class B)	2,198
223,080		Franklin Resources, Inc	19,660
107,727		Goldman Sachs Group, Inc	13,789
63,485	*	IntercontinentalExchange, Inc	5,122
424,146		Invesco Ltd	8,898
39,564	*	Investment Technology Group, Inc	1,204
219,023	e	Janus Capital Group, Inc	5,318
296,329		Lazard Ltd (Class A)	12,671
44,100	e*	MF Global Ltd	192
56,565	e	Morgan Stanley	1,301
14,491	e*	Morningstar, Inc	804
67,289	e*	Nasdaq Stock Market, Inc	2,057
143,572	e	NYSE Euronext	5,625
121,078		SEI Investments Co	2,688
232,520	e	T Rowe Price Group, Inc	12,489
216,945	*	TD Ameritrade Holding Corp	3,514

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
77,941		Waddell & Reed Financial, Inc (Class A)	$1,929
		TOTAL SECURITY AND COMMODITY BROKERS	287,447

SPECIAL TRADE CONTRACTORS - 0.03%
121,307	e*	Quanta Services, Inc	3,277
		TOTAL SPECIAL TRADE CONTRACTORS	3,277

STONE, CLAY, AND GLASS PRODUCTS - 0.52%
633,271		3M Co	43,259
38,573	e	Eagle Materials, Inc	863
120,380		Gentex Corp	1,721
278,870	*	Owens-Illinois, Inc	8,199
33,303	e*	USG Corp	852
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	54,894

TOBACCO PRODUCTS - 1.89%
2,601,740		Altria Group, Inc	51,619
253,200		British American Tobacco plc	8,266
82,100		Lorillard, Inc	5,841
2,819,809		Philip Morris International, Inc	135,633
		TOTAL TOBACCO PRODUCTS	201,359

TRANSPORTATION BY AIR - 0.03%
115,851	e*	AMR Corp	1,138
19,577		Copa Holdings S.A. (Class A)	636
132,443	e*	Delta Air Lines, Inc	987
		TOTAL TRANSPORTATION BY AIR	2,761

TRANSPORTATION EQUIPMENT - 2.43%
79,914	*	BE Aerospace, Inc	1,265
1,034,578		Boeing Co	59,333
249,284		Goodrich Corp	10,370
188,919	e	Harley-Davidson, Inc	7,047
73,544		Harsco Corp	2,735
770,221		Lockheed Martin Corp	84,470
278,264		Northrop Grumman Corp	16,846
46,642		Oshkosh Truck Corp	614
328,450		Paccar, Inc	12,544
461,181		Raytheon Co	24,678
10,316	e	Thor Industries, Inc	256
646,029		United Technologies Corp	38,800
		TOTAL TRANSPORTATION EQUIPMENT	258,958

TRANSPORTATION SERVICES - 0.15%
153,450		CH Robinson Worldwide, Inc	7,820
191,846		Expeditors International Washington, Inc	6,684
4,678		GATX Corp	185
4,007	*	Interval Leisure Group, Inc	41
82,429		UTI Worldwide, Inc	1,403
		TOTAL TRANSPORTATION SERVICES	16,133

TRUCKING AND WAREHOUSING - 0.69%
6,782		Con-way, Inc	299
76,975	e	J.B. Hunt Transport Services, Inc	2,569
46,682		Landstar System, Inc	2,057
1,083,472		United Parcel Service, Inc (Class B)	68,139
		TOTAL TRUCKING AND WAREHOUSING	73,064

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			MATURTIY	VALUE
SHARES			DATE	(000)

WATER TRANSPORTATION - 0.30%
803,053		Carnival Corp		$28,388
43,258	e	Frontline Ltd		2,079
45,280	*	Kirby Corp		1,718
		TOTAL WATER TRANSPORTATION		32,185

WHOLESALE TRADE-DURABLE GOODS - 0.18%
7,487	*	Arrow Electronics, Inc		196
91,252		BorgWarner, Inc		2,990
121,842	*	LKQ Corp		2,068
34,681	e	Martin Marietta Materials, Inc		3,884
112,964	*	Patterson Cos, Inc		3,435
6,828	*	Tech Data Corp		204
68,858		W.W. Grainger, Inc		5,989
27,731	*	WESCO International, Inc		892
		TOTAL WHOLESALE TRADE-DURABLE GOODS		19,658

WHOLESALE TRADE-NONDURABLE GOODS - 0.60%
74,488		Airgas, Inc		3,698
54,350	e*	Bare Escentuals, Inc		591
55,303		Brown-Forman Corp (Class B)		3,971
389,161		Cardinal Health, Inc		19,178
34,016	*	Central European Distribution Corp		1,545
95,208	*	Dean Foods Co		2,224
99,159	*	Endo Pharmaceuticals Holdings, Inc		1,983
76,421	*	Henry Schein, Inc		4,115
58,661		Herbalife Ltd		2,318
535,500		Sysco Corp		16,509
268,160		Terra Industries, Inc		7,884
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS		64,016

		TOTAL COMMON STOCKS		10,554,656
		(Cost $11,770,681)

PRINCIPAL

SHORT-TERM INVESTMENTS - 7.27%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 1.30%
$ 25,000,000		Federal Home Loan Bank (FHLB)	11/05/08	25,000
109,900,000		Federal Home Loan Mortgage Corp (FHLMC)	10/01/08	109,692
3,770,000		Federal Home Loan Mortgage Corp (FHLMC)	11/03/08	3,763
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES		138,455

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.97%
636,677,236		State Street Navigator Securities Lending Prime Portfolio		636,677
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		636,677

		TOTAL SHORT-TERM INVESTMENTS		775,132
		(Cost $775,094)

		TOTAL PORTFOLIO - 106.33%		11,329,788
		(Cost $12,545,775)

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

VALUE
(000)
	OTHER ASSETS & LIABILITIES, NET - (6.33%)	$(674,476)

	NET ASSETS - 100.00%	$10,655,312

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt.
plc	Public Limited Company

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on futures contracts in the amount of $8,519,448.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

At September 30, 2008, the unrealized depreciation on investments was $1,215,987,278, consisting of gross unrealized appreciation of $431,009,577 and gross unrealized depreciation of $1,646,996,855.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-mini S&P 500 Index	1,096	$ 64,061,200	December 2008	$ (3,829,039)

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
Summary of Market Values by Country (Unaudited)
September 30, 2008
		% of
		Market
Country	Value	Value
DOMESTIC
UNITED STATES	$10,897,657,274	96.19%
TOTAL DOMESTIC	10,897,657,274	96.19

FOREIGN
BRAZIL	23,824,345	0.21
CANADA	71,679,657	0.63
CHINA	1,419,339	0.01
CZECH REPUBLIC	2,116,933	0.02
FRANCE	13,378,225	0.12
GERMANY	11,132,042	0.10
ISRAEL	99,479,096	0.88
JAPAN	82,983,229	0.73
NORWAY	8,248,822	0.07
PANAMA	29,024,176	0.26
POLAND	1,544,667	0.01
RUSSIA	639,915	0.00
SWITZERLAND	19,943,816	0.18
UNITED KINGDOM	66,716,089	0.59
TOTAL FOREIGN	432,130,351	3.81
TOTAL PORTFOLIO	$11,329,787,625	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

			VALUE
SHARES			(000)

COMMON STOCKS - 99.25%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
36,903	e*	Chiquita Brands International, Inc	$583
2,482		Griffin Land & Nurseries, Inc (Class A)	92
		TOTAL AGRICULTURAL PRODUCTION-CROPS	675

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
12,280	e	Cal-Maine Foods, Inc	337
32,410	e	Pilgrim's Pride Corp	81
269	e	Seaboard Corp	338
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	756

AGRICULTURAL SERVICES - 0.00% **
8,402	e*	Cadiz, Inc	160
7,129	e	Calavo Growers, Inc	89
		TOTAL AGRICULTURAL SERVICES	249

AMUSEMENT AND RECREATION SERVICES - 0.56%
39,264	e*	Bally Technologies, Inc	1,189
6,588		Churchill Downs, Inc	323
9,373	e	Dover Downs Gaming & Entertainment, Inc	73
10,886	e	Dover Motorsports, Inc	59
24,506		International Speedway Corp (Class A)	954
22,402	e*	Leapfrog Enterprises, Inc	237
25,080	e*	Life Time Fitness, Inc	784
55,811	e*	Live Nation, Inc	908
35,065	e*	Marvel Entertainment, Inc	1,197
55,061	*	Penn National Gaming, Inc	1,463
43,754	e*	Pinnacle Entertainment, Inc	331
51,146	e,v*	Six Flags, Inc	34
9,984	e	Speedway Motorsports, Inc	194
26,504	e*	Ticketmaster	284
11,514	e*	Town Sports International Holdings, Inc	70
1,383,178		Walt Disney Co	42,450
39,735	e	Warner Music Group Corp	302
53,876	v*	Westwood One, Inc	27
32,786	e*	WMS Industries, Inc	1,002
14,269	e	World Wrestling Entertainment, Inc (Class A)	221
		TOTAL AMUSEMENT AND RECREATION SERVICES	52,102

APPAREL AND ACCESSORY STORES - 0.56%
62,025		Abercrombie & Fitch Co (Class A)	2,447
47,661	e*	Aeropostale, Inc	1,530
23,623	e*	American Apparel, Inc	194
124,208	e	American Eagle Outfitters, Inc	1,894
42,385	*	AnnTaylor Stores Corp	875

COMPANY

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
27,659	e	Bebe Stores, Inc	$270
32,106	e	Brown Shoe Co, Inc	526
10,318	e	Buckle, Inc	573
8,748	*	Cache, Inc	60
44,098	*	Carter's, Inc	870
25,746	e*	Casual Male Retail Group, Inc	101
21,208		Cato Corp (Class A)	372
18,007	*	Charlotte Russe Holding, Inc	185
84,814	e*	Charming Shoppes, Inc	415
124,859	e*	Chico's FAS, Inc	683
17,847	*	Children's Place Retail Stores, Inc	595
27,159	e	Christopher & Banks Corp	208
9,666	e*	Citi Trends, Inc	157
45,917	e*	Collective Brands, Inc	841
33,313	e*	Dress Barn, Inc	509
12,248	e*	DSW, Inc (Class A)	168
34,177		Finish Line, Inc (Class A)	341
110,542		Foot Locker, Inc	1,786
353,977		Gap, Inc	6,294
69,057	e*	Hanesbrands, Inc	1,502
31,627	*	HOT Topic, Inc	209
29,487	e*	J Crew Group, Inc	843
19,736	e*	Jo-Ann Stores, Inc	414
16,603	e*	JOS A Bank Clothiers, Inc	558
224,302	*	Kohl's Corp	10,336
204,693		Limited Brands, Inc	3,545
15,006	*	New York & Co, Inc	143
130,858	e	Nordstrom, Inc	3,771
49,497	e*	Pacific Sunwear Of California, Inc	333
95,910		Ross Stores, Inc	3,530
5,056	*	Shoe Carnival, Inc	83
30,798		Stage Stores, Inc	421
4,598	e*	Syms Corp	62
16,391	e	Talbots, Inc	215
17,529	e*	Tween Brands, Inc	172
23,577	e*	Under Armour, Inc (Class A)	749
81,421	e*	Urban Outfitters, Inc	2,595
60,082	*	Wet Seal, Inc (Class A)	218
		TOTAL APPAREL AND ACCESSORY STORES	51,593

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
9,339	e	Columbia Sportswear Co	392
9,368	e*	G-III Apparel Group Ltd	175
43,320		Guess ?, Inc	1,507
20,403	*	Gymboree Corp	724
60,626		Jones Apparel Group, Inc	1,122
68,168	e	Liz Claiborne, Inc	1,120
11,600	e*	Lululemon Athletica, Inc	267
13,600	e*	Maidenform Brands, Inc	197
36,843		Phillips-Van Heusen Corp	1,397
40,291		Polo Ralph Lauren Corp (Class A)	2,685
88,227	*	Quiksilver, Inc	507
12,072	e*	True Religion Apparel, Inc	312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
63,199		VF Corp	$4,886
33,246	*	Warnaco Group, Inc	1,506
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	16,797

AUTO REPAIR, SERVICES AND PARKING - 0.07%
7,541	e*	Amerco, Inc	316
19,858	e*	Dollar Thrifty Automotive Group, Inc	38
52,808	*	Exide Technologies	390
13,635	*	Federal Mogul Corp (Class A)	171
237,779	*	Hertz Global Holdings, Inc	1,800
10,010	e*	Midas, Inc	138
12,456	e	Monro Muffler, Inc	287
41,149		Ryder System, Inc	2,551
7,402	*	Standard Parking Corp	165
28,100	*	Wright Express Corp	839
		TOTAL AUTO REPAIR, SERVICES AND PARKING	6,695

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
68,507		Advance Auto Parts	2,717
6,968	e*	America's Car-Mart, Inc	130
18,263	e	Asbury Automotive Group, Inc	210
82,991	e*	Autonation, Inc	933
29,562	*	Autozone, Inc	3,646
155,144	e*	Carmax, Inc	2,172
48,263	*	Copart, Inc	1,834
11,554	e*	MarineMax, Inc	84
96,817	*	O'Reilly Automotive, Inc	2,592
29,308	e	Penske Auto Group, Inc	336
21,664	*	Rush Enterprises, Inc (Class A)	277
21,187	e	Sonic Automotive, Inc (Class A)	179
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	15,110

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.67%
9,000	e*	Builders FirstSource, Inc	54
92,895	e	Fastenal Co	4,588
1,225,882		Home Depot, Inc	31,738
1,061,667		Lowe's Cos, Inc	25,151
6,760	e*	Lumber Liquidators, Inc	85
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	61,616

BUSINESS SERVICES - 7.11%
274,681	*	3Com Corp	640
10,702	e*	3D Systems Corp	153
34,087	e	Aaron Rents, Inc	923
34,759		ABM Industries, Inc	759
434,158		Accenture Ltd (Class A)	16,498
27,282	e*	ACI Worldwide, Inc	478
426,452	*	Activision Blizzard, Inc	6,580
40,528	*	Actuate Corp	142
44,925	e	Acxiom Corp	563
16,355		Administaff, Inc	445
386,959	*	Adobe Systems, Inc	15,273
12,368	e*	Advent Software, Inc	436

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
65,443	*	Affiliated Computer Services, Inc (Class A)	$3,313
39,824	e	Aircastle Ltd	395
122,453	*	Akamai Technologies, Inc	2,136
57,006	e*	Alliance Data Systems Corp	3,613
143,914	*	Amdocs Ltd	3,940
26,021	*	American Reprographics Co	449
15,720		American Software, Inc (Class A)	86
23,326	*	AMN Healthcare Services, Inc	410
61,924	*	Ansys, Inc	2,345
22,243		Arbitron, Inc	994
68,046	e*	Ariba, Inc	961
79,212	*	Art Technology Group, Inc	279
11,658	e*	Asset Acceptance Capital Corp	123
14,808	*	athenahealth, Inc	493
162,765	*	Autodesk, Inc	5,461
375,352		Automatic Data Processing, Inc	16,046
72,203	*	Avis Budget Group, Inc	414
35,025	*	Avocent Corp	717
8,158	e*	Bankrate, Inc	317
147,378	e,v*	BearingPoint, Inc	74
15,409		BGC Partners, Inc (Class A)	66
31,258	e	Blackbaud, Inc	577
22,320	*	Blackboard, Inc	899
24,984	e*	Blue Coat Systems, Inc	355
138,525	*	BMC Software, Inc	3,966
12,774	*	Bottomline Technologies, Inc	133
45,773	e*	BPZ Energy, Inc	787
35,469		Brady Corp (Class A)	1,251
30,127		Brink's Co	1,838
284,892		CA, Inc	5,686
21,336	*	CACI International, Inc (Class A)	1,069
191,313	*	Cadence Design Systems, Inc	1,293
5,462	e*	CAI International, Inc	60
21,031	e*	Callidus Software, Inc	83
10,193	e*	Capella Education Co	437
21,613	e*	Cavium Networks, Inc	304
46,548	e*	CBIZ, Inc	393
48,598	e*	Cerner Corp	2,169
22,101	*	Chordiant Software, Inc	113
36,800	e*	Ciber, Inc	257
135,018	*	Citrix Systems, Inc	3,411
28,047	e*	Clear Channel Outdoor Holdings, Inc (Class A)	384
7,443	*	Clinical Data, Inc	120
35,274	e*	Cogent Communications Group, Inc	272
30,867	e*	Cogent, Inc	315
32,766		Cognex Corp	661
207,609	*	Cognizant Technology Solutions Corp (Class A)	4,740
30,771	*	Commvault Systems, Inc	371
14,638		Compass Diversified Trust	204
10,442	*	Compellent Technologies, Inc	129
6,637		Computer Programs & Systems, Inc	192
109,761	*	Computer Sciences Corp	4,411
195,276	*	Compuware Corp	1,892

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
11,985	*	COMSYS IT Partners, Inc	$116
31,065	e*	Concur Technologies, Inc	1,189
14,777	e*	Constant Contact, Inc	252
94,883	*	Convergys Corp	1,402
13,466	e*	CoStar Group, Inc	611
29,162	*	CSG Systems International, Inc	511
49,466	*	Cybersource Corp	797
23,798	e*	Data Domain, Inc	530
30,663	e*	DealerTrack Holdings, Inc	516
9,295	e*	Deltek, Inc	57
37,676		Deluxe Corp	542
11,372	e*	Dice Holdings, Inc	81
27,830	*	Digital River, Inc	902
16,736	*	DivX, Inc	108
4,196	v*	DMRC Corp	49
12,741	*	Double-Take Software, Inc	127
32,321	e*	DST Systems, Inc	1,810
18,300	*	DynCorp International, Inc (Class A)	307
82,942	*	Earthlink, Inc	705
804,379	*	eBay, Inc	18,002
1,497	e*	Ebix, Inc	141
18,386	e*	Echelon Corp	182
39,234	e*	Eclipsys Corp	822
11,677		Electro Rent Corp	157
228,935	*	Electronic Arts, Inc	8,468
45,086	*	Entrust, Inc	97
42,487	*	Epicor Software Corp	335
25,591	e*	EPIQ Systems, Inc	348
93,923		Equifax, Inc	3,236
23,715	e*	Equinix, Inc	1,647
51,812	e*	Evergreen Energy, Inc	49
13,663	*	ExlService Holdings, Inc	120
149,039	*	Expedia, Inc	2,252
60,414	e*	F5 Networks, Inc	1,412
30,351	e	Factset Research Systems, Inc	1,586
36,812		Fair Isaac Corp	849
22,225	e*	FalconStor Software, Inc	119
138,353		Fidelity National Information Services, Inc	2,554
5,700	e*	First Advantage Corp (Class A)	80
120,384	*	Fiserv, Inc	5,697
11,266	*	Forrester Research, Inc	330
46,582	e*	Gartner, Inc	1,056
15,914	*	Gerber Scientific, Inc	145
19,091	e	Gevity HR, Inc	139
31,343	*	Global Cash Access, Inc	159
12,262	e*	Global Sources Ltd	123
171,930	*	Google, Inc (Class A)	68,861
7,107	*	Guidance Software, Inc	33
12,787	e*	H&E Equipment Services, Inc	124
30,102	*	Hackett Group, Inc	164
27,742	e	Healthcare Services Group	507
17,643	e	Heartland Payment Systems, Inc	451
14,300	e	Heidrick & Struggles International, Inc	431

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
130,999	*	HLTH Corp	$1,497
17,918	*	HMS Holdings Corp	429
18,794	e*	HSW International, Inc	49
17,722	*	Hudson Highland Group, Inc	123
37,591	*	Hypercom Corp	150
10,436	e*	i2 Technologies, Inc	141
4,942	*	ICT Group, Inc	40
12,987	*	iGate Corp	113
31,071	*	IHS, Inc (Class A)	1,480
133,441		IMS Health, Inc	2,523
20,612		infoGROUP, Inc	136
62,260	*	Informatica Corp	809
23,086		Infospace, Inc	250
22,974	e*	Innerworkings, Inc	255
11,404	*	Integral Systems, Inc	237
25,164		Interactive Data Corp	635
9,285	e*	Interactive Intelligence, Inc	84
34,783	e*	Internap Network Services Corp	121
15,520	e*	Internet Brands, Inc (Class A)	108
32,107	e*	Internet Capital Group, Inc	260
339,254	*	Interpublic Group of Cos, Inc	2,629
30,914	*	Interwoven, Inc	437
237,615	*	Intuit, Inc	7,511
23,825	e*	inVentiv Health, Inc	421
127,288	e*	Iron Mountain, Inc	3,107
54,563		Jack Henry & Associates, Inc	1,109
18,698	*	JDA Software Group, Inc	284
379,288	*	Juniper Networks, Inc	7,992
16,327	e	Kelly Services, Inc (Class A)	311
17,839	e*	Kenexa Corp	282
10,875	e*	Keynote Systems, Inc	144
21,985	*	Kforce, Inc	224
40,160	e*	Kinetic Concepts, Inc	1,148
19,259	e*	Knot, Inc	161
30,104	*	Korn/Ferry International	536
58,590	e*	Lamar Advertising Co (Class A)	1,810
99,271	*	Lawson Software, Inc	695
21,868	e*	Limelight Networks, Inc	55
10,323	*	Liquidity Services, Inc	112
23,625	e*	Magma Design Automation, Inc	95
19,563	e*	Manhattan Associates, Inc	437
57,133		Manpower, Inc	2,466
14,798	*	Mantech International Corp (Class A)	877
16,386	e	Marchex, Inc (Class B)	169
52,666	e	Mastercard, Inc (Class A)	9,339
116,829	*	McAfee, Inc	3,968
62,676	*	Mentor Graphics Corp	711
5,826,639	d	Microsoft Corp	155,513
6,831	*	MicroStrategy, Inc (Class A)	407
25,516	e*	Midway Games, Inc	60
33,165	*	ModusLink Global Solutions, Inc	319
10,401	*	Monotype Imaging Holdings, Inc	116
90,011	e*	Monster Worldwide, Inc	1,342

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
76,340	*	Move, Inc	$162
71,559	*	MPS Group, Inc	721
30,812	e*	MSC.Software Corp	330
4,688	*	NCI, Inc (Class A)	134
120,522	*	NCR Corp	2,658
24,391	*	Ness Technologies, Inc	280
30,099	e*	NetFlix, Inc	929
21,523	*	Netscout Systems, Inc	229
5,077	e*	NetSuite, Inc	91
27,305		NIC, Inc	188
263,166	*	Novell, Inc	1,353
123,866	*	Nuance Communications, Inc	1,510
233,265	e	Omnicom Group, Inc	8,995
49,914	e*	Omniture, Inc	916
25,372	*	On Assignment, Inc	200
14,464	e*	Online Resources Corp	112
66,009	e*	OpenTV Corp (Class A)	93
9,552	e*	Opnet Technologies, Inc	116
2,824,970	*	Oracle Corp	57,375
82,059	*	Parametric Technology Corp	1,510
14,951	e	PC-Tel, Inc	139
7,322		Pegasystems, Inc	95
13,179	*	PeopleSupport, Inc	154
20,679	e*	Perficient, Inc	137
61,125	*	Perot Systems Corp (Class A)	1,061
29,033	*	Phase Forward, Inc	607
19,353	*	Phoenix Technologies Ltd	155
10,816	e*	Portfolio Recovery Associates, Inc	526
46,371	*	Premiere Global Services, Inc	652
28,939	*	Progress Software Corp	752
9,299	*	PROS Holdings, Inc	87
4,545	e*	Protection One, Inc	40
8,302	e	QAD, Inc	57
11,520	e	Quality Systems, Inc	487
52,171	*	Quest Software, Inc	662
15,387	*	Radiant Systems, Inc	134
15,185	e*	Radisys Corp	131
31,846	e*	Raser Technologies, Inc	271
72,153	*	RealNetworks, Inc	367
137,532	e*	Red Hat, Inc	2,073
5,893	e	Renaissance Learning, Inc	77
49,265	e*	Rent-A-Center, Inc	1,098
20,163	e*	RightNow Technologies, Inc	253
14,300	*	Riskmetrics Group Inc	280
103,929	e	Robert Half International, Inc	2,572
30,289		Rollins, Inc	575
34,156	e*	RSC Holdings, Inc	388
41,988	*	S1 Corp	257
75,625	*	Salesforce.com, Inc	3,660
55,315	*	Sapient Corp	411
35,286	e*	Secure Computing Corp	193
8,963	e*	SI International, Inc	269
20,806	e*	Smith Micro Software, Inc	148

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,404	e*	Sohu.com, Inc	$1,138
45,445	*	SonicWALL, Inc	238
165,491	e*	Sonus Networks, Inc	477
47,815	e	Sotheby's (Class A)	959
14,838	*	Sourcefire, Inc	108
42,038	*	Spherion Corp	205
13,651	e*	SPSS, Inc	401
31,079	*	SRA International, Inc (Class A)	703
14,356	e*	Stratasys, Inc	251
16,116	e*	SuccessFactors, Inc	176
562,173	*	Sun Microsystems, Inc	4,273
32,388	e*	SupportSoft, Inc	97
56,891	*	Sybase, Inc	1,742
20,941	*	SYKES Enterprises, Inc	460
605,723	*	Symantec Corp	11,860
13,094	e*	Synchronoss Technologies, Inc	123
12,476	e*	SYNNEX Corp	279
102,202	*	Synopsys, Inc	2,039
9,061	e	Syntel, Inc	222
56,639		Take-Two Interactive Software, Inc	929
11,400	e	TAL International Group, Inc	237
16,434	*	Taleo Corp (Class A)	327
5,765	e*	TechTarget, Inc	40
29,375	*	TeleTech Holdings, Inc	365
7,088		Textainer Group Holdings Ltd	108
12,795	e	TheStreet.com, Inc	77
48,928	e*	THQ, Inc	589
137,923	*	TIBCO Software, Inc	1,010
16,913	*	TNS, Inc	328
125,311		Total System Services, Inc	2,055
18,504	*	TradeStation Group, Inc	173
37,265	*	TrueBlue, Inc	602
17,682	e*	Ultimate Software Group, Inc	477
6,599	e*	Unica Corp	52
246,359	*	Unisys Corp	677
53,083		United Online, Inc	500
60,076	e*	United Rentals, Inc	916
70,702	*	Valueclick, Inc	723
19,828	e*	Vasco Data Security International	205
141,225	e*	VeriSign, Inc	3,683
15,178		Viad Corp	437
20,615	*	Vignette Corp	221
5,940	e*	Virtusa Corp	39
324,180		Visa, Inc (Class A)	19,901
29,758	e*	VMware, Inc (Class A)	793
11,624	*	Vocus, Inc	395
12,149	*	Volt Information Sciences, Inc	109
354,925		Waste Management, Inc	11,176
4,946	e*	WebMD Health Corp (Class A)	147
33,540	*	Websense, Inc	750
19,543	e*	Website Pros, Inc	106
53,517	e*	Wind River Systems, Inc	535

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
1,001,598	*	Yahoo!, Inc	$17,328
		TOTAL BUSINESS SERVICES	658,240

CHEMICALS AND ALLIED PRODUCTS - 10.35%
1,120,042		Abbott Laboratories	64,492
4,621	*	Abraxis Bioscience, Inc	319
21,809	e*	Acadia Pharmaceuticals, Inc	58
29,951	e*	Acorda Therapeutics, Inc	714
33,118	e*	Adolor Corp	114
154,623		Air Products & Chemicals, Inc	10,590
17,349	*	Albany Molecular Research, Inc	314
65,687		Albemarle Corp	2,026
64,870		Alberto-Culver Co	1,767
57,670	*	Alexion Pharmaceuticals, Inc	2,266
14,002	e*	Alexza Pharmaceuticals, Inc	69
70,988	*	Alkermes, Inc	944
38,130	e*	Allos Therapeutics, Inc	283
25,080	e*	Alnylam Pharmaceuticals, Inc	726
30,554	e*	Alpharma, Inc (Class A)	1,127
12,148	e*	AMAG Pharmaceuticals, Inc	471
48,382	e*	American Oriental Bioengineering, Inc	314
12,379	e	American Vanguard Corp	187
790,187	*	Amgen, Inc	46,834
16,685	e	Arch Chemicals, Inc	589
7,989	*	Ardea Biosciences, Inc	111
43,996	e*	Arena Pharmaceuticals, Inc	220
23,529	e*	Arqule, Inc	76
33,623	e*	Array Biopharma, Inc	258
32,087	e*	Auxilium Pharmaceuticals, Inc	1,040
24,200	e*	Aventine Renewable Energy Holdings, Inc	76
76,947		Avery Dennison Corp	3,423
308,671		Avon Products, Inc	12,831
11,970	e	Balchem Corp	319
77,573	e*	Barr Pharmaceuticals, Inc	5,066
7,894	e*	Biodel, Inc	26
16,395	e*	BioForm Medical, Inc	64
210,261	*	Biogen Idec, Inc	10,574
73,673	*	BioMarin Pharmaceuticals, Inc	1,952
7,589	e*	BioMimetic Therapeutics, Inc	84
1,435,107		Bristol-Myers Squibb Co	29,922
45,568		Cabot Corp	1,448
11,732	e*	Cadence Pharmaceuticals, Inc	104
33,112	e*	Calgon Carbon Corp	674
20,927	*	Cambrex Corp	129
5,883	e*	Caraco Pharmaceutical Laboratories Ltd	74
108,501		Celanese Corp (Series A)	3,028
52,007	e*	Cell Genesys, Inc	31
11,042	*	Celldex Therapeutics, Inc	128
49,685	e*	Cephalon, Inc	3,850
40,471		CF Industries Holdings, Inc	3,701
50,891	*	Charles River Laboratories International, Inc	2,826
12,829	e*	Chattem, Inc	1,003
179,587		Chemtura Corp	819
12,148	*	China Precision Steel, Inc	41

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
48,300		Church & Dwight Co, Inc	$2,999
100,109		Clorox Co	6,276
368,596		Colgate-Palmolive Co	27,774
35,033	e*	Columbia Laboratories, Inc	92
10,785	e*	Cougar Biotechnology, Inc	360
43,598	e*	Cubist Pharmaceuticals, Inc	969
27,159	e*	Cypress Bioscience, Inc	200
34,218		Cytec Industries, Inc	1,331
18,758	*	Cytokinetics, Inc	89
13,680	e*	Cytori Therapeutics, Inc	72
59,949	e*	Dendreon Corp	342
58,878	e*	Discovery Laboratories, Inc	110
674,550		Dow Chemical Co	21,437
652,588		Du Pont (E.I.) de Nemours & Co	26,299
50,131	*	Durect Corp	281
55,189	e	Eastman Chemical Co	3,039
126,450		Ecolab, Inc	6,135
726,098		Eli Lilly & Co	31,970
17,426	*	Elizabeth Arden, Inc	342
9,293	*	Emergent Biosolutions, Inc	122
28,467	e*	Enzon Pharmaceuticals, Inc	210
70,372		Estee Lauder Cos (Class A)	3,512
28,545	e	Ferro Corp	574
54,030		FMC Corp	2,777
219,248	*	Forest Laboratories, Inc	6,200
336,801	*	Genentech, Inc	29,868
194,377	*	Genzyme Corp	15,723
51,960	e*	Geron Corp	205
670,353	*	Gilead Sciences, Inc	30,555
11,695	e*	GTx, Inc	222
41,379		H.B. Fuller Co	864
45,558	e*	Halozyme Therapeutics, Inc	334
80,744		Hercules, Inc	1,598
114,303	*	Hospira, Inc	4,366
102,740	e*	Human Genome Sciences, Inc	652
116,695		Huntsman Corp	1,470
20,516	*	ICO, Inc	115
17,140	e*	Idenix Pharmaceuticals, Inc	124
14,987	e*	Idera Pharmaceuticals, Inc	211
43,974	*	Idexx Laboratories, Inc	2,410
44,960	*	ImClone Systems, Inc	2,807
49,858	*	Immucor, Inc	1,593
30,113	e*	Immunogen, Inc	148
42,987	e*	Indevus Pharmaceuticals, Inc	144
8,256		Innophos Holdings, Inc	201
16,128		Innospec, Inc	195
29,838	e*	Inspire Pharmaceuticals, Inc	107
9,091	e	Inter Parfums, Inc	123
19,810	e*	InterMune, Inc	339
57,756		International Flavors & Fragrances, Inc	2,279
56,268	e*	Inverness Medical Innovations, Inc	1,688
67,010	e*	Invitrogen Corp	2,533
29,249	e*	Javelin Pharmaceuticals, Inc	76

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
10,660	e	Kaiser Aluminum Corp	$458
181,931	e*	King Pharmaceuticals, Inc	1,743
16,539		Koppers Holdings, Inc	619
28,632	*	KV Pharmaceutical Co (Class A)	650
14,893	*	Landec Corp	122
64,160	e*	Ligand Pharmaceuticals, Inc (Class B)	189
48,868		Lubrizol Corp	2,108
9,202	e	Mannatech, Inc	37
29,304	e*	MannKind Corp	113
5,396	e*	MAP Pharmaceuticals, Inc	55
23,199	e	Martek Biosciences Corp	729
90,979	e*	Medarex, Inc	589
36,966	*	Medicines Co	858
44,203	e	Medicis Pharmaceutical Corp (Class A)	659
15,000	e*	Medivation, Inc	397
1,558,591		Merck & Co, Inc	49,189
27,965	e	Meridian Bioscience, Inc	812
26,053	e*	MiddleBrook Pharmaceuticals, Inc	39
14,800		Minerals Technologies, Inc	879
12,466	e*	Molecular Insight Pharmaceuticals, Inc	96
15,457	e*	Momenta Pharmaceuticals, Inc	203
398,688		Monsanto Co	39,462
113,183		Mosaic Co	7,699
223,575	e*	Mylan Laboratories, Inc	2,553
40,164	e*	Nabi Biopharmaceuticals	187
102,409	e	Nalco Holding Co	1,899
8,950	*	Nanosphere, Inc	76
39,647	*	NBTY, Inc	1,170
26,156	*	Neurocrine Biosciences, Inc	123
9,671	e	NewMarket Corp	508
4,943	e	NL Industries, Inc	51
37,550	e*	Novavax, Inc	109
15,161	e*	Noven Pharmaceuticals, Inc	177
34,351	*	NPS Pharmaceuticals, Inc	245
12,855	e*	Obagi Medical Products, Inc	128
56,338		Olin Corp	1,093
21,783	e*	OM Group, Inc	490
9,743	e*	Omrix Biopharmaceuticals, Inc	175
42,047	e*	Onyx Pharmaceuticals, Inc	1,521
17,566	e*	Optimer Pharmaceuticals, Inc	140
30,922	e*	OraSure Technologies, Inc	152
14,170	e*	Orexigen Therapeutics, Inc	153
41,855	e*	OSI Pharmaceuticals, Inc	2,063
9,330	e*	Osiris Therapeutics, Inc	180
21,959	e*	Pacific Ethanol, Inc	31
24,948	e*	Pain Therapeutics, Inc	244
26,028	e*	Par Pharmaceutical Cos, Inc	320
39,368	*	Parexel International Corp	1,128
89,667	e	PDL BioPharma, Inc	835
57,347		Perrigo Co	2,206
13,027	e*	PetMed Express, Inc	205
4,911,680		Pfizer, Inc	90,571
11,132	*	Pharmasset, Inc	222

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
21,753	*	PharMerica Corp	$489
67,684	*	PolyOne Corp	437
15,548	e*	Pozen, Inc	163
119,125		PPG Industries, Inc	6,947
226,932		Praxair, Inc	16,280
20,200	*	Prestige Brands Holdings, Inc	179
2,215,834		Procter & Gamble Co	154,421
15,641	e*	Progenics Pharmaceuticals, Inc	208
1,015	*	Protalix BioTherapeutics, Inc	2
39,281	e*	Questcor Pharmaceuticals, Inc	289
21,781	*	Quidel Corp	357
20,729	e*	Rexahn Pharmaceuticals, Inc	27
30,029	*	Rockwood Holdings, Inc	771
98,054		Rohm & Haas Co	6,864
93,523		RPM International, Inc	1,809
32,161	e*	Salix Pharmaceuticals Ltd	206
1,176,958		Schering-Plough Corp	21,738
24,810	e	Sciele Pharma, Inc	764
30,925		Scotts Miracle-Gro Co (Class A)	731
33,451		Sensient Technologies Corp	941
80,899	*	Sepracor, Inc	1,481
75,191	e	Sherwin-Williams Co	4,298
93,666		Sigma-Aldrich Corp	4,910
43,457	*	Solutia, Inc	608
3,400		Stepan Co	186
6,322	e*	Sucampo Pharmaceuticals, Inc (Class A)	54
10,427	e*	SurModics, Inc	328
11,524	e*	Synta Pharmaceuticals Corp	88
12,688	e*	Targacept, Inc	74
24,273	e*	Tercica, Inc	217
36,891	e*	Theravance, Inc	460
14,190	e*	Ulta Salon Cosmetics & Fragrance, Inc	188
32,716	e*	Unifi, Inc	158
16,346	*	United Therapeutics Corp	1,719
7,179	e*	USANA Health Sciences, Inc	294
81,074	e*	USEC, Inc	439
52,808	e*	Valeant Pharmaceuticals International	1,081
75,915		Valspar Corp	1,692
60,046	*	VCA Antech, Inc	1,770
86,800	e*	Verasun Energy Corp	272
103,237	*	Vertex Pharmaceuticals, Inc	3,432
47,837	e*	Viropharma, Inc	628
64,240	e*	Warner Chilcott Ltd (Class A)	971
77,403	*	Watson Pharmaceuticals, Inc	2,206
11,832	e	Westlake Chemical Corp	249
53,589	*	WR Grace & Co	810
967,585		Wyeth	35,743
18,176	*	Xenoport, Inc	881
93,790	e*	XOMA Ltd	197
26,437	e*	Zymogenetics, Inc	176
		TOTAL CHEMICALS AND ALLIED PRODUCTS	958,457

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
COAL MINING - 0.26%
51,111	*	Alpha Natural Resources, Inc	$2,629
105,506		Arch Coal, Inc	3,470
132,579		Consol Energy, Inc	6,084
93,335	e*	International Coal Group, Inc	582
21,382	e*	James River Coal Co	470
59,419		Massey Energy Co	2,119
18,531	e*	National Coal Corp	97
196,792		Peabody Energy Corp	8,856
6,846	*	Westmoreland Coal Co	108
		TOTAL COAL MINING	24,415

COMMUNICATIONS - 3.89%
30,232	e	Alaska Communications Systems Group, Inc	370
287,475	*	American Tower Corp (Class A)	10,341
21,897	e*	Anixter International, Inc	1,303
36,674	e*	Aruba Networks, Inc	188
4,308,520		AT&T, Inc	120,294
6,765		Atlantic Tele-Network, Inc	190
10,900	e*	Audiovox Corp (Class A)	102
37,143	e*	Brightpoint, Inc	268
159,262		Cablevision Systems Corp (Class A)	4,007
14,532	e*	Cbeyond Communications, Inc	209
48,375	*	Centennial Communications Corp (Class A)	302
26,490	e*	Central European Media Enterprises Ltd (Class A)	1,733
75,932	e	CenturyTel, Inc	2,783
284,093	e*	Charter Communications, Inc (Class A)	207
180,973	e*	Cincinnati Bell, Inc	559
143,100	e,v*	Citadel Broadcasting Corp	117
48,356	e*	Clearwire Corp (Class A)	575
2,029,414		Comcast Corp (Class A)	39,837
15,026	e	Consolidated Communications Holdings, Inc	227
18,140	e*	Cox Radio, Inc (Class A)	192
205,990	*	Crown Castle International Corp	5,968
13,062	e*	Crown Media Holdings, Inc (Class A)	66
36,653	*	CTC Media, Inc	550
35,320	e*	Cumulus Media, Inc (Class A)	151
9,394	e*	DG FastChannel, Inc	206
432,230	e*	DIRECTV Group, Inc	11,311
147,079	*	DISH Network Corp (Class A)	3,089
108,954		Embarq Corp	4,418
22,831		Entercom Communications Corp (Class A)	115
52,691	e*	Entravision Communications Corp (Class A)	142
77,956	e	Fairpoint Communications, Inc	676
86,527	*	FiberTower Corp	119
5,404	e	Fisher Communications, Inc	213
109,368	*	Foundry Networks, Inc	1,992
233,417	e	Frontier Communications Corp	2,684
38,028	*	General Communication, Inc (Class A)	352
12,443	e*	GeoEye, Inc	275
23,031	e*	Global Crossing Ltd	349
57,416		Global Payments, Inc	2,576
8,244	*	Global Traffic Network, Inc	77
31,334	e*	Globalstar, Inc	53

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
29,084	e	Gray Television, Inc	$50
18,785	e	Hearst-Argyle Television, Inc	419
4,578	e*	Hughes Communications, Inc	168
3,584	e*	Hungarian Telephone & Cable	71
66,260	*	IAC/InterActiveCorp	1,146
23,311	e	Ibasis, Inc	81
73,766	e*	ICO Global Communications Holdings Ltd (Class A)	80
39,942	e,v*	IDT Corp (Class B)	30
22,094	e	Iowa Telecommunications Services, Inc	413
11,781	*	iPCS, Inc	262
34,679	*	j2 Global Communications, Inc	810
18,344	e*	Knology, Inc	148
38,462	e*	Leap Wireless International, Inc	1,465
1,126,352	e*	Level 3 Communications, Inc	3,041
236,378	*	Liberty Global, Inc (Class A)	7,162
91,188	*	Liberty Media Corp - Capital (Series A)	1,220
373,052	*	Liberty Media Corp - Entertainment (Series A)	9,315
427,171	*	Liberty Media Holding Corp (Interactive A)	5,515
17,509	e*	Lin TV Corp (Class A)	90
28,940	*	Mastec, Inc	385
42,748	e*	Mediacom Communications Corp (Class A)	253
174,903	e*	MetroPCS Communications, Inc	2,447
53,746	e*	NeuStar, Inc (Class A)	1,069
11,933	e*	Neutral Tandem, Inc	221
35,052	e*	Nextwave Wireless, Inc	21
121,547	*	NII Holdings, Inc (Class B)	4,609
20,547	e*	Novatel Wireless, Inc	125
19,818		NTELOS Holdings Corp	533
18,865	e*	Orbcomm, Inc	93
89,041	e*	PAETEC Holding Corp	191
1,801	e	Preformed Line Products Co	105
1,080,748	e	Qwest Communications International, Inc	3,491
27,120	e*	RCN Corp	332
26,729	e*	SAVVIS, Inc	359
79,946	e*	SBA Communications Corp (Class A)	2,068
63,593		Scripps Networks Interactive (Class A)	2,309
16,080	e	Shenandoah Telecom Co	355
34,573	e	Sinclair Broadcast Group, Inc (Class A)	174
2,009,316	e	Sprint Nextel Corp	12,257
14,575	e*	Switch & Data Facilities Co, Inc	181
36,977	*	Syniverse Holdings, Inc	614
23,373	*	TeleCommunication Systems, Inc (Class A)	162
74,723		Telephone & Data Systems, Inc	2,671
33,818	e*	Terremark Worldwide, Inc	232
41,319	e*	TerreStar Corp	41
112,396	e	Time Warner Cable, Inc (Class A)	2,720
69,701	e*	TiVo, Inc	510
11,370	*	US Cellular Corp	533
18,421		USA Mobility, Inc	203
2,067,752		Verizon Communications, Inc	66,354
19,600	*	Virgin Mobile USA, Inc (Class A)	58
47,364	e,v*	Vonage Holdings Corp	47

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
329,846		Windstream Corp	$3,609
		TOTAL COMMUNICATIONS	360,004

DEPOSITORY INSTITUTIONS - 7.71%
9,281	e	1st Source Corp	218
17,560	e	Abington Bancorp, Inc	178
16,737	e	Amcore Financial, Inc	155
7,905	e	Ameris Bancorp	117
4,648	e	Ames National Corp	121
16,200	e	Anchor Bancorp Wisconsin, Inc	119
6,337	e	Arrow Financial Corp	186
91,285	e	Associated Banc-Corp	1,821
61,450		Astoria Financial Corp	1,274
5,016	e	Bancfirst Corp	242
19,277		Banco Latinoamericano de Exportaciones S.A. (Class E)	278
58,119	e	Bancorpsouth, Inc	1,635
12,210	e	BancTrust Financial Group, Inc	160
41,404	e	Bank Mutual Corp	470
3,314,121	e	Bank of America Corp	115,994
38,376		Bank of Hawaii Corp	2,051
830,701		Bank of New York Mellon Corp	27,064
8,348	e	Bank of the Ozarks, Inc	225
17,629		BankFinancial Corp	259
8,647	e	Banner Corp	104
393,025	e	BB&T Corp	14,856
23,421	e*	Beneficial Mutual Bancorp, Inc	296
6,060	e	Berkshire Hills Bancorp, Inc	194
16,366	e	BOK Financial Corp	792
24,206	e	Boston Private Financial Holdings, Inc	212
48,082		Brookline Bancorp, Inc	615
4,771	e	Bryn Mawr Bank Corp	105
5,527	e	Camden National Corp	193
9,158	e	Capital City Bank Group, Inc	287
9,528	e	Capitol Bancorp Ltd	186
16,280		Capitol Federal Financial	722
18,053		Cardinal Financial Corp	146
19,846	e	Cascade Bancorp	176
4,403	e	Cass Information Systems, Inc	158
36,547	e	Cathay General Bancorp	870
6,947	e	Centerstate Banks of Florida, Inc	124
20,935	e	Central Pacific Financial Corp	352
16,601	e	Chemical Financial Corp	517
3,941,532		Citigroup, Inc	80,841
6,398	e	Citizens & Northern Corp	138
54,766	e	Citizens Republic Bancorp, Inc	169
9,310	e	City Bank	145
12,921	e	City Holding Co	546
28,862	e	City National Corp	1,567
8,907	e	Clifton Savings Bancorp, Inc	107
10,291	e	CoBiz, Inc	124
162,743	e	Colonial Bancgroup, Inc	1,279
10,948		Columbia Banking System, Inc	194
108,154	e	Comerica, Inc	3,546
52,303		Commerce Bancshares, Inc	2,427

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,690	e	Community Bank System, Inc	$520
9,922	e	Community Trust Bancorp, Inc	341
27,635	e	Corus Bankshares, Inc	112
42,425		Cullen/Frost Bankers, Inc	2,546
47,839	e	CVB Financial Corp	665
19,824	e	Dime Community Bancshares	302
17,386	e*	Dollar Financial Corp	268
14,931	e	Downey Financial Corp	42
49,790	e	East West Bancorp, Inc	682
4,904	*	Encore Bancshares, Inc	88
5,234	e	Enterprise Financial Services Corp	118
12,436	e	ESSA Bancorp, Inc	173
32,402	e*	Euronet Worldwide, Inc	542
4,534	e	Farmers Capital Bank Corp	123
362,556	e	Fifth Third Bancorp	4,314
7,979	e	Financial Institutions, Inc	160
7,060	e	First Bancorp	121
55,312	e	First Bancorp	612
6,485	e	First Bancorp, Inc	127
16,258	e	First Busey Corp (Class A)	298
4,516		First Citizens Bancshares, Inc (Class A)	808
51,852	e	First Commonwealth Financial Corp	698
6,565	e	First Community Bancshares, Inc	246
23,858	e	First Financial Bancorp	348
14,678	e	First Financial Bankshares, Inc	761
8,954	e	First Financial Corp	421
8,300	e	First Financial Holdings, Inc	217
16,505		First Financial Northwest, Inc	170
151,026	e	First Horizon National Corp	1,414
12,330	e	First Merchants Corp	281
34,833	e	First Midwest Bancorp, Inc	844
79,187	e	First Niagara Financial Group, Inc	1,247
10,172	e	First Place Financial Corp	131
5,157	e	First South Bancorp, Inc	89
10,049	e*	FirstFed Financial Corp	79
59,714		FirstMerit Corp	1,254
31,002	e	Flagstar Bancorp, Inc	92
12,979		Flushing Financial Corp	227
60,796	e	FNB Corp	972
28,387	e	Frontier Financial Corp	381
123,318	e	Fulton Financial Corp	1,345
37,500	e	Glacier Bancorp, Inc	929
6,221	e	Greene County Bancshares, Inc	146
40,600	e*	Guaranty Bancorp	248
19,896	e	Hancock Holding Co	1,015
27,371	e	Hanmi Financial Corp	138
19,713	e	Harleysville National Corp	335
10,342	e	Heartland Financial USA, Inc	259
8,209	e	Heritage Commerce Corp	125
8,842	e	Home Bancshares, Inc	229
378,918		Hudson City Bancorp, Inc	6,991
275,802	e	Huntington Bancshares, Inc	2,204
9,266	e	IBERIABANK Corp	490

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,704	e	Independent Bank Corp	$302
12,591	e	Integra Bank Corp	100
35,467	e	International Bancshares Corp	958
37,852	*	Investors Bancorp, Inc	570
2,508,457		JPMorgan Chase & Co	117,145
14,732	e	Kearny Financial Corp	180
354,536	e	Keycorp	4,233
13,792	e	Lakeland Bancorp, Inc	161
8,565	e	Lakeland Financial Corp	188
47,220	e	M&T Bank Corp	4,214
11,504	e	MainSource Financial Group, Inc	225
186,211	e	Marshall & Ilsley Corp	3,752
25,844	e	MB Financial, Inc	855
7,250	e*	Meridian Interstate Bancorp, Inc	74
64,582	*	Metavante Technologies, Inc	1,244
11,521	e	Midwest Banc Holdings, Inc	46
15,140	e	Nara Bancorp, Inc	170
1,893	e	NASB Financial, Inc	62
560,494	e	National City Corp	981
58,409	e	National Penn Bancshares, Inc	853
24,427	e	NBT Bancorp, Inc	731
34,157	e*	Net 1 UEPS Technologies, Inc	763
245,240		New York Community Bancorp, Inc	4,118
77,885	e	NewAlliance Bancshares, Inc	1,171
159,177		Northern Trust Corp	11,493
14,313	*	Northfield Bancorp, Inc	173
12,217	e	Northwest Bancorp, Inc	336
6,098		OceanFirst Financial Corp	110
50,588	e	Old National Bancorp	1,013
9,237	e	Old Second Bancorp, Inc	171
17,777	e	Oriental Financial Group, Inc	317
8,236	e*	Oritani Financial Corp	139
33,369	e	Pacific Capital Bancorp	679
7,335	e	Pacific Continental Corp	107
18,350	e	PacWest Bancorp	525
9,214	e	Park National Corp	719
5,996	e	Peapack Gladstone Financial Corp	201
3,548	e*	Pennsylvania Commerce Bancorp, Inc	106
6,808		Peoples Bancorp, Inc	148
241,621		People's United Financial, Inc	4,651
15,769	e*	Pinnacle Financial Partners, Inc	486
248,613		PNC Financial Services Group, Inc	18,571
210,693		Popular, Inc	1,747
14,515	e	Premierwest Bancorp	117
12,613	e	PrivateBancorp, Inc	525
28,349	e	Prosperity Bancshares, Inc	964
25,227	e	Provident Bankshares Corp	245
45,191	e	Provident Financial Services, Inc	746
30,181	e	Provident New York Bancorp	399
503,118	e	Regions Financial Corp	4,830
15,054	e	Renasant Corp	327
6,104	e	Republic Bancorp, Inc (Class A)	185
6,115	e	Rockville Financial, Inc	96

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
7,271	e	Roma Financial Corp	$107
20,998	e	S&T Bancorp, Inc	773
8,198	e	S.Y. Bancorp, Inc	251
9,617	e	Sandy Spring Bancorp, Inc	213
4,873		Santander BanCorp	53
5,836		SCBT Financial Corp	219
9,460	e	Seacoast Banking Corp of Florida	102
6,171		Shore Bancshares, Inc	159
3,786	e	Sierra Bancorp	79
20,862	*	Signature Bank	728
9,660	e	Simmons First National Corp (Class A)	344
6,975	e	Smithtown Bancorp, Inc	157
53,177	e	South Financial Group, Inc	390
8,779	e	Southside Bancshares, Inc	221
9,257		Southwest Bancorp, Inc	164
320,746	e	Sovereign Bancorp, Inc	1,267
10,282	e	State Bancorp, Inc	153
309,516		State Street Corp	17,605
16,183	e	StellarOne Corp	335
13,290	e	Sterling Bancorp	192
48,597		Sterling Bancshares, Inc	508
34,680	e	Sterling Financial Corp	503
7,140	e	Suffolk Bancorp	281
9,187	e*	Sun Bancorp, Inc	124
254,053	e	SunTrust Banks, Inc	11,430
60,235	e	Susquehanna Bancshares, Inc	1,176
24,169	e*	SVB Financial Group	1,400
196,051	e	Synovus Financial Corp	2,029
91,260	e	TCF Financial Corp	1,643
16,293	e*	Texas Capital Bancshares, Inc	338
75,201	e	TFS Financial Corp	942
6,413		Tompkins Trustco, Inc	324
14,640	e	TowneBank	322
9,919	e	Trico Bancshares	214
51,426	e	Trustco Bank Corp NY	602
34,436	e	Trustmark Corp	714
86,663	e	UCBH Holdings, Inc	556
24,432		UMB Financial Corp	1,283
43,224	e	Umpqua Holdings Corp	636
8,916	e	Union Bankshares Corp	214
27,662	e	United Bankshares, Inc	968
29,650	e	United Community Banks, Inc	393
18,456	e	United Community Financial Corp	92
12,678		United Financial Bancorp, Inc	188
5,067	e	United Security Bancshares	83
7,380	e	Univest Corp of Pennsylvania	273
1,264,399		US Bancorp	45,544
94,485	e	Valley National Bancorp	1,980
5,300		ViewPoint Financial Group	93
75,924	e,v	W Holding Co, Inc	36
1,562,523	e	Wachovia Corp	5,469
62,928		Washington Federal, Inc	1,161
8,575	e	Washington Trust Bancorp, Inc	228

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
7,507	e*	Waterstone Financial, Inc	$73
36,246	e	Webster Financial Corp	915
2,400,328		Wells Fargo & Co	90,084
19,012	e	WesBanco, Inc	506
11,970	e	West Bancorporation, Inc	156
10,009	e	West Coast Bancorp	147
23,845	e	Westamerica Bancorporation	1,372
11,887	e*	Western Alliance Bancorp	184
535,128		Western Union Co	13,201
23,121		Westfield Financial, Inc	238
46,684	e	Whitney Holding Corp	1,132
51,413	e	Wilmington Trust Corp	1,482
9,638	e	Wilshire Bancorp, Inc	117
17,249	e	Wintrust Financial Corp	506
4,467		WSFS Financial Corp	268
8,510	e	Yadkin Valley Financial Corp	144
76,375	e	Zions Bancorporation	2,956
		TOTAL DEPOSITORY INSTITUTIONS	713,805

EATING AND DRINKING PLACES - 0.98%
18,260	*	AFC Enterprises	132
9,771	e*	BJ's Restaurants, Inc	116
22,166	e	Bob Evans Farms, Inc	605
74,822		Brinker International, Inc	1,338
13,602	e*	Buffalo Wild Wings, Inc	547
57,980	e	Burger King Holdings, Inc	1,424
20,543	e*	California Pizza Kitchen, Inc	264
17,289	e	CBRL Group, Inc	455
15,908	*	CEC Entertainment, Inc	528
50,784	e*	Cheesecake Factory	742
23,745	e*	Chipotle Mexican Grill, Inc (Class A)	1,318
39,583	e	CKE Restaurants, Inc	420
99,900		Darden Restaurants, Inc	2,860
75,312	e*	Denny's Corp	194
13,678	e	DineEquity, Inc	231
30,059	e*	Domino's Pizza, Inc	365
44,170	*	Jack in the Box, Inc	932
39,881	e*	Krispy Kreme Doughnuts, Inc	132
8,401	e	Landry's Restaurants, Inc	131
14,864	e*	Luby's, Inc	120
821,210		McDonald's Corp	50,669
14,289	e	O'Charleys, Inc	125
15,393	e*	Papa John's International, Inc	418
18,084	e*	PF Chang's China Bistro, Inc	426
11,853	e*	Red Robin Gourmet Burgers, Inc	318
4,110	e*	Rick's Cabaret International, Inc	40
38,476	e*	Ruby Tuesday, Inc	223
10,929	e*	Ruth's Chris Steak House, Inc	43
45,772	e*	Sonic Corp	667
523,574	*	Starbucks Corp	7,786
19,171	e*	Steak N Shake Co	166
37,299	e*	Texas Roadhouse, Inc (Class A)	335
133,986	e	Tim Hortons, Inc	3,970

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
284,104	e	Wendy's/Arby's Group, Inc (Class A)	$1,494
340,452		Yum! Brands, Inc	11,102
		TOTAL EATING AND DRINKING PLACES	90,636

EDUCATIONAL SERVICES - 0.17%
7,960	e*	American Public Education, Inc	384
98,158	e*	Apollo Group, Inc (Class A)	5,821
66,736	*	Career Education Corp	1,091
62,840	e*	Corinthian Colleges, Inc	942
44,001		DeVry, Inc	2,180
28,175	e*	ITT Educational Services, Inc	2,280
4,365	e*	K12, Inc	116
6,272	*	Learning Tree International, Inc	78
3,041	*	Lincoln Educational Services Corp	40
9,555	e*	Princeton Review, Inc	76
10,353		Strayer Education, Inc	2,073
14,801	e*	Universal Technical Institute, Inc	253
		TOTAL EDUCATIONAL SERVICES	15,334

ELECTRIC, GAS, AND SANITARY SERVICES - 4.14%
482,999	*	AES Corp	5,646
55,016		AGL Resources, Inc	1,726
121,933		Allegheny Energy, Inc	4,483
18,911		Allete, Inc	842
80,451		Alliant Energy Corp	2,591
267,784	*	Allied Waste Industries, Inc	2,975
152,988		Ameren Corp	5,971
10,902		American Ecology Corp	302
291,675		American Electric Power Co, Inc	10,801
11,397	e	American States Water Co	439
45,539	e	American Water Works Co, Inc	979
96,901		Aqua America, Inc	1,723
63,306		Atmos Energy Corp	1,685
38,078		Avista Corp	827
62,286	e*	Beacon Power Corp	90
26,385		Black Hills Corp	820
13,965	e	California Water Service Group	538
254,337	e*	Calpine Corp	3,306
13,533	*	Casella Waste Systems, Inc (Class A)	159
237,260		Centerpoint Energy, Inc	3,457
7,119		Central Vermont Public Service Corp	167
13,300	e	CH Energy Group, Inc	579
4,829	e	Chesapeake Utilities Corp	160
15,476	e*	Clean Energy Fuels Corp	219
15,501	*	Clean Harbors, Inc	1,047
45,184		Cleco Corp	1,141
158,961	e	CMS Energy Corp	1,982
6,221	e	Connecticut Water Service, Inc	180
195,961	e	Consolidated Edison, Inc	8,418
10,306	e	Consolidated Water Co, Inc	175
128,365		Constellation Energy Group, Inc	3,119
88,404	*	Covanta Holding Corp	2,116
28,820	e	Crosstex Energy, Inc	720

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
419,822	e	Dominion Resources, Inc	$17,960
83,644	e	DPL, Inc	2,074
116,457		DTE Energy Co	4,672
917,573		Duke Energy Corp	15,993
356,152	*	Dynegy, Inc (Class A)	1,275
236,616		Edison International	9,441
507,370	e	El Paso Corp	6,474
32,219	*	El Paso Electric Co	677
21,443	e	Empire District Electric Co	458
50,867		Energen Corp	2,303
23,691	e	EnergySolutions, Inc	237
4,326		EnergySouth, Inc	266
6,863	e*	EnerNOC, Inc	71
139,579		Entergy Corp	12,424
476,120		Exelon Corp	29,815
221,911		FirstEnergy Corp	14,866
296,503		FPL Group, Inc	14,914
86,628		Great Plains Energy, Inc	1,925
63,966	e	Hawaiian Electric Industries, Inc	1,862
35,100	e	Idacorp, Inc	1,021
55,580		Integrys Energy Group, Inc	2,776
36,259	e	ITC Holdings Corp	1,877
14,800	e	Laclede Group, Inc	718
131,012		MDU Resources Group, Inc	3,799
15,900		MGE Energy, Inc	565
9,765	e	Middlesex Water Co	171
149,288	*	Mirant Corp	2,730
58,945	e	National Fuel Gas Co	2,486
32,720	e	New Jersey Resources Corp	1,174
31,941	e	Nicor, Inc	1,417
193,868		NiSource, Inc	2,862
112,815		Northeast Utilities	2,894
19,700	e	Northwest Natural Gas Co	1,025
27,816	e	NorthWestern Corp	699
169,629	e*	NRG Energy, Inc	4,198
78,689		NSTAR	2,636
67,715		OGE Energy Corp	2,091
74,438		Oneok, Inc	2,561
12,954	e	Ormat Technologies, Inc	471
21,507	e	Otter Tail Corp	661
144,603		Pepco Holdings, Inc	3,313
257,087		PG&E Corp	9,628
10,816	e*	Pico Holdings, Inc	389
54,069		Piedmont Natural Gas Co, Inc	1,728
12,323	*	Pike Electric Corp	182
73,686		Pinnacle West Capital Corp	2,536
57,480	e*	Plug Power, Inc	57
54,221		PNM Resources, Inc	555
48,998		Portland General Electric Co	1,159
270,472		PPL Corp	10,013
190,241		Progress Energy, Inc	8,205
34,100	m,v*	Progress Energy, Inc	-	^
369,768		Public Service Enterprise Group, Inc	12,125

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
96,950		Puget Energy, Inc	$2,589
124,584		Questar Corp	5,098
249,129	*	Reliant Energy, Inc	1,831
111,337		Republic Services, Inc	3,338
10,949	e	Resource America, Inc (Class A)	104
85,123		SCANA Corp	3,314
181,501		Sempra Energy	9,160
166,210		Sierra Pacific Resources	1,592
10,436	e	SJW Corp	313
20,851	e	South Jersey Industries, Inc	744
556,833		Southern Co	20,987
80,292		Southern Union Co	1,658
29,230		Southwest Gas Corp	884
16,033	e	Southwest Water Co	204
63,927	*	Stericycle, Inc	3,766
153,952		TECO Energy, Inc	2,422
78,802		UGI Corp	2,032
16,909	e	UIL Holdings Corp	580
24,975		Unisource Energy Corp	729
58,779		Vectren Corp	1,637
48,547	*	Waste Connections, Inc	1,665
19,253	e*	Waste Services, Inc	143
75,496		Westar Energy, Inc	1,739
34,425	e	WGL Holdings, Inc	1,117
420,065		Williams Cos, Inc	9,935
84,888		Wisconsin Energy Corp	3,811
311,488		Xcel Energy, Inc	6,227
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	383,431

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.08%
15,750	e*	Acme Packet, Inc	90
21,535	*	Actel Corp	269
29,251	e	Acuity Brands, Inc	1,222
82,321	e*	Adaptec, Inc	270
86,140	e*	ADC Telecommunications, Inc	728
42,374	e	Adtran, Inc	826
25,828	e*	Advanced Analogic Technologies, Inc	120
29,842	e*	Advanced Battery Technologies, Inc	96
23,059	*	Advanced Energy Industries, Inc	315
440,970	e*	Advanced Micro Devices, Inc	2,315
18,258	e*	Airvana, Inc	108
215,387		Altera Corp	4,454
30,254	e*	American Superconductor Corp	713
76,701		Ametek, Inc	3,127
73,876	e*	Amkor Technology, Inc	471
127,404		Amphenol Corp (Class A)	5,114
47,982	e*	Anadigics, Inc	135
208,599		Analog Devices, Inc	5,497
639,725	*	Apple Computer, Inc	72,711
51,846	*	Applied Micro Circuits Corp	310
9,126		Applied Signal Technology, Inc	159
94,272	*	Arris Group, Inc	729
5,326	e*	Ascent Solar Technologies, Inc	32

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
42,398	e*	Atheros Communications, Inc	$1,000
329,609	*	Atmel Corp	1,117
24,963	*	ATMI, Inc	449
7,938	e*	Avanex Corp	37
107,013	*	Avnet, Inc	2,636
34,410	e	AVX Corp	351
10,559	e*	AZZ, Inc	437
32,362	e	Baldor Electric Co	932
7,316		Bel Fuse, Inc (Class B)	208
51,432	*	Benchmark Electronics, Inc	724
24,403	e*	BigBand Networks, Inc	90
71,779	e*	Bookham, Inc	81
370,558	*	Broadcom Corp (Class A)	6,903
103,796	e*	Capstone Turbine Corp	134
19,382	e*	Ceradyne, Inc	711
14,775	*	Ceva, Inc	123
27,817	*	Checkpoint Systems, Inc	524
22,550	e*	China BAK Battery, Inc	81
19,673	e*	China Security & Surveillance Technology, Inc	273
62,381	e*	Ciena Corp	629
4,287,156	*	Cisco Systems, Inc	96,718
17,453	*	Comtech Telecommunications Corp	859
124,967		Cooper Industries Ltd (Class A)	4,992
5,037	*	CPI International, Inc	73
65,781	e*	Cree, Inc	1,498
23,637		CTS Corp	302
14,052		Cubic Corp	346
108,831	*	Cypress Semiconductor Corp	568
21,186	e*	Diodes, Inc	391
38,399	*	Dolby Laboratories, Inc (Class A)	1,351
21,955	*	DSP Group, Inc	168
12,692	e*	DTS, Inc	353
119,554		Eaton Corp	6,717
29,415	e*	EchoStar Corp (Class A)	709
23,062	*	Electro Scientific Industries, Inc	328
52,713	e*	Emcore Corp	260
10,542	*	EMS Technologies, Inc	235
41,693	*	Energizer Holdings, Inc	3,358
33,752	e*	Energy Conversion Devices, Inc	1,966
21,446	*	EnerSys	423
106,890	e*	Evergreen Solar, Inc	590
25,111	e*	Exar Corp	192
85,596	*	Fairchild Semiconductor International, Inc	761
250,292	e*	Finisar Corp	253
32,481	*	First Solar, Inc	6,136
16,415	e	Franklin Electric Co, Inc	731
46,577	e*	FuelCell Energy, Inc	281
14,375	e*	Globecomm Systems, Inc	126
86,579	*	GrafTech International Ltd	1,308
16,954	e*	Greatbatch, Inc	416
13,000	*	GT Solar International, Inc	141
42,847		Harman International Industries, Inc	1,460
68,074	*	Harmonic, Inc	575

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
96,763		Harris Corp	$4,470
16,976	*	Harris Stratex Networks, Inc (Class A)	132
21,557	e*	Helen of Troy Ltd	491
72,515	e*	Hexcel Corp	993
14,117	e*	Hittite Microwave Corp	474
537,480		Honeywell International, Inc	22,332
16,902	*	Hutchinson Technology, Inc	196
21,588	e	Imation Corp	487
67,084	e*	Infinera Corp	641
124,419	*	Integrated Device Technology, Inc	968
4,157,570		Intel Corp	77,871
33,604	e*	InterDigital, Inc	808
54,670	*	International Rectifier Corp	1,040
89,162		Intersil Corp (Class A)	1,478
13,726	*	IPG Photonics Corp	268
12,510	e*	iRobot Corp	185
16,725		IXYS Corp	152
48,831	e*	Jarden Corp	1,145
161,842	e*	JDS Uniphase Corp	1,369
66,338	e,v*	Kemet Corp	93
88,221		L-3 Communications Holdings, Inc	8,674
81,127	*	Lattice Semiconductor Corp	167
30,722		Lincoln Electric Holdings, Inc	1,976
157,428	e	Linear Technology Corp	4,827
17,104	*	Littelfuse, Inc	509
8,072	e*	Loral Space & Communications, Inc	119
12,960	e	LSI Industries, Inc	107
466,122	*	LSI Logic Corp	2,498
357,053	*	Marvell Technology Group Ltd	3,321
37,299	*	Mattson Technology, Inc	176
13,349	e*	Maxwell Technologies, Inc	178
14,709	e*	Medis Technologies Ltd	26
164,409	*	MEMC Electronic Materials, Inc	4,646
13,858	*	Mercury Computer Systems, Inc	123
23,004		Methode Electronics, Inc	206
40,439		Micrel, Inc	367
133,945	e	Microchip Technology, Inc	3,942
552,574	e*	Micron Technology, Inc	2,238
55,954	e*	Microsemi Corp	1,426
45,471	*	Microtune, Inc	122
39,510	e*	Microvision, Inc	77
33,720	*	MIPS Technologies, Inc	118
97,407	e	Molex, Inc	2,187
18,871	*	Monolithic Power Systems, Inc	328
30,729	*	Moog, Inc (Class A)	1,318
1,626,224		Motorola, Inc	11,611
89,555	e*	MRV Communications, Inc	105
6,600	e*	Multi-Fineline Electronix, Inc	98
3,138	e	National Presto Industries, Inc	234
174,258		National Semiconductor Corp	2,999
249,561	*	NetApp, Inc	4,549
13,186	e*	Netlogic Microsystems, Inc	399
72,689	e*	Novellus Systems, Inc	1,428

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
3,184	*	NVE Corp	$90
403,224	*	Nvidia Corp	4,319
39,050	*	Omnivision Technologies, Inc	446
280,979	e*	ON Semiconductor Corp	1,899
15,398	*	Oplink Communications, Inc	186
13,224	e*	OpNext, Inc	61
6,196	e*	Orion Energy Systems, Inc	35
10,891	e*	OSI Systems, Inc	256
13,852	e	Park Electrochemical Corp	336
16,717	e*	Parkervision, Inc	167
14,362	*	Pericom Semiconductor Corp	151
29,346	*	Photronics, Inc	55
37,039		Plantronics, Inc	834
31,345	*	Plexus Corp	649
15,100	e*	PLX Technology, Inc	77
162,722	e*	PMC - Sierra, Inc	1,207
64,770	*	Polycom, Inc	1,498
14,300	*	Polypore International, Inc	308
5,761	*	Powell Industries, Inc	235
21,696	e*	Power Integrations, Inc	523
51,516	e*	Power-One, Inc	75
96,435	e*	Powerwave Technologies, Inc	382
96,680	*	QLogic Corp	1,485
1,175,208		Qualcomm, Inc	50,499
51,960	e*	Quantum Fuel Systems Technologies Worldwide, Inc	67
95,926		RadioShack Corp	1,658
76,796	e*	Rambus, Inc	987
11,399	e	Raven Industries, Inc	449
22,604		Regal-Beloit Corp	961
213,104	e*	RF Micro Devices, Inc	622
12,342	*	Rogers Corp	456
9,394	e*	Rubicon Technology, Inc	68
385,770	*	Sanmina-SCI Corp	540
21,571	e*	Seachange International, Inc	208
44,996	*	Semtech Corp	628
31,292	e*	ShoreTel, Inc	180
56,384	e*	Silicon Image, Inc	301
35,620	e*	Silicon Laboratories, Inc	1,094
72,899	*	Silicon Storage Technology, Inc	238
2,122,857	e*	Sirius XM Radio, Inc	1,210
112,344	e*	Skyworks Solutions, Inc	939
35,494	e*	Smart Modular Technologies WWH, Inc	106
93,317	e*	Spansion, Inc (Class A)	145
28,315	e*	Spectrum Brands, Inc	39
14,503	*	Standard Microsystems Corp	362
21,536	e*	Starent Networks Corp	279
10,374	e*	Stoneridge, Inc	117
29,963	e*	Sunpower Corp (Class A)	2,125
29,849	*	Sunpower Corp (Class B)	2,061
8,595	e*	Supertex, Inc	242
129,793	e*	Sycamore Networks, Inc	419
35,188	e*	Symmetricom, Inc	175
24,480	e*	Synaptics, Inc	740

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
14,313	e*	Synthesis Energy Systems, Inc	$69
30,703		Technitrol, Inc	454
10,550	e*	Techwell, Inc	99
46,995	e*	Tekelec	657
27,669		Teleflex, Inc	1,757
294,697	e*	Tellabs, Inc	1,196
33,830	*	Tessera Technologies, Inc	553
959,639		Texas Instruments, Inc	20,632
41,326	*	Thomas & Betts Corp	1,615
8,827	e*	Transmeta Corp	143
40,125	*	Trident Microsystems, Inc	96
105,731	*	Triquint Semiconductor, Inc	506
32,309	*	TTM Technologies, Inc	321
346,707		Tyco Electronics Ltd	9,590
13,489	e*	Ultra Clean Holdings	68
9,064	e*	Ultralife Corp	70
16,474	e*	Universal Display Corp	181
8,900	*	Universal Electronics, Inc	222
42,939	e*	US Geothermal, Inc	76
87,200	e*	Utstarcom, Inc	294
36,704	e*	Valence Technology, Inc	127
54,329	e*	Varian Semiconductor Equipment Associates, Inc	1,365
18,275	*	Viasat, Inc	431
12,845	e	Vicor Corp	114
127,423	*	Vishay Intertechnology, Inc	844
18,190	*	Volterra Semiconductor Corp	232
54,006	e	Whirlpool Corp	4,282
200,855		Xilinx, Inc	4,710
19,213	e*	Zoltek Cos, Inc	329
35,864	*	Zoran Corp	293
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	563,043

ENGINEERING AND MANAGEMENT SERVICES - 1.03%
19,818	*	Accelrys, Inc	109
13,465	e*	Advisory Board Co	406
72,660	*	Aecom Technology Corp	1,776
7,317	*	Affymax, Inc	145
100,412	e*	Amylin Pharmaceuticals, Inc	2,030
40,510	e*	Ariad Pharmaceuticals, Inc	100
7,981	e	CDI Corp	178
54,636	*	Celera Corp	844
315,829	*	Celgene Corp	19,986
13,243	e*	China Architectural Engineering, Inc	94
12,972	e*	comScore, Inc	229
8,356	e*	Cornell Cos, Inc	227
27,057		Corporate Executive Board Co	846
8,400	e*	CRA International, Inc	231
41,854	*	CV Therapeutics, Inc	452
40,474	e*	Dyax Corp	178
35,238	e*	eResearch Technology, Inc	420
74,374	e*	Exelixis, Inc	452
11,236	*	Exponent, Inc	372
127,544		Fluor Corp	7,104

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
25,764	*	Furmanite Corp	$266
43,746	e*	Genpact Ltd	455
38,778	*	Gen-Probe, Inc	2,057
15,327	*	Greenfield Online, Inc	267
69,975	*	Hewitt Associates, Inc (Class A)	2,550
17,074	*	Hill International, Inc	236
13,227	*	Huron Consulting Group, Inc	754
4,878	e*	ICF International, Inc	96
53,977	e*	Incyte Corp	413
69,158	e*	Isis Pharmaceuticals, Inc	1,168
87,494	*	Jacobs Engineering Group, Inc	4,752
122,063		KBR, Inc	1,864
8,794	e*	Kendle International, Inc	393
6,175		Landauer, Inc	449
17,070	*	LECG Corp	138
60,298	e*	Lexicon Pharmaceuticals, Inc	107
26,398	e*	Luminex Corp	660
15,124		MAXIMUS, Inc	557
16,427	e*	Maxygen, Inc	69
164,351	*	McDermott International, Inc	4,199
5,139	*	Michael Baker Corp	179
142,044	e	Moody's Corp	4,829
33,049	e*	Myriad Genetics, Inc	2,144
34,893	*	Navigant Consulting, Inc	694
24,067	*	Omnicell, Inc	316
232,524		Paychex, Inc	7,680
14,301	*	PharmaNet Development Group, Inc	103
10,882	e*	PRG-Schultz International, Inc	98
114,230		Quest Diagnostics, Inc	5,902
44,788	e*	Regeneron Pharmaceuticals, Inc	978
97,295	e*	Rentech, Inc	129
21,650	e*	Repligen Corp	102
32,857	*	Resources Connection, Inc	740
26,264	e*	Rigel Pharmaceuticals, Inc	613
38,631	*	RTI Biologics, Inc	361
131,500	*	SAIC, Inc	2,660
25,904	e*	Sangamo Biosciences, Inc	199
41,189	e*	Savient Pharmaceuticals, Inc	614
41,520	e*	Seattle Genetics, Inc	444
44,543	e*	Sequenom, Inc	1,186
59,648	*	Shaw Group, Inc	1,833
5,857	e*	Stanley, Inc	216
24,068	e*	Symyx Technologies, Inc	239
7,624	e*	Tejon Ranch Co	283
42,235	*	Tetra Tech, Inc	1,016
59,797	*	URS Corp	2,193
2,793		VSE Corp	94
30,194		Watson Wyatt & Co Holdings (Class A)	1,502
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	94,976

FABRICATED METAL PRODUCTS - 0.54%
14,489	e*	Akeena Solar, Inc	55
23,434	e*	Alliant Techsystems, Inc	2,201

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
7,062		Ameron International Corp	$506
49,516		Aptargroup, Inc	1,937
71,918		Ball Corp	2,840
20,416	*	Chart Industries, Inc	583
12,832		CIRCOR International, Inc	557
82,748		Commercial Metals Co	1,398
13,231	*	Commercial Vehicle Group, Inc	94
35,527		Crane Co	1,056
115,778	*	Crown Holdings, Inc	2,571
8,340	e	Dynamic Materials Corp	194
32,905	*	Griffon Corp	297
9,089		Gulf Island Fabrication, Inc	313
340,405		Illinois Tool Works, Inc	15,131
10,094		Insteel Industries, Inc	137
9,968	*	Ladish Co, Inc	202
25,129	e*	Mobile Mini, Inc	486
80,964	e	Mueller Water Products, Inc (Class A)	727
15,669	*	NCI Building Systems, Inc	497
121,638		Parker Hannifin Corp	6,447
5,880	e*	Park-Ohio Holdings Corp	105
71,324		Pentair, Inc	2,466
26,576		Quanex Building Products Corp	405
17,440		Silgan Holdings, Inc	891
26,264	e	Simpson Manufacturing Co, Inc	711
20,492	e*	Smith & Wesson Holding Corp	77
41,032		Snap-On, Inc	2,161
58,901	e	Stanley Works	2,459
7,928	e	Sun Hydraulics Corp	206
44,785	e*	Taser International, Inc	320
9,351	e*	Trimas Corp	61
13,461	e	Valmont Industries, Inc	1,113
23,144	e	Watts Water Technologies, Inc (Class A)	633
		TOTAL FABRICATED METAL PRODUCTS	49,837

FISHING, HUNTING, AND TRAPPING - 0.00% **
5,153	e*	HQ Sustainable Maritime Industries, Inc	26
		TOTAL FISHING, HUNTING, AND TRAPPING	26

FOOD AND KINDRED PRODUCTS - 4.14%
14,408	e*	AgFeed Industries, Inc	114
4,618	e*	American Dairy, Inc	47
517,058	e	Anheuser-Busch Cos, Inc	33,547
466,550		Archer Daniels Midland Co	10,222
10,877	e	B&G Foods, Inc (Class A)	78
6,482	e*	Boston Beer Co, Inc (Class A)	308
89,376	e	Bunge Ltd	5,647
159,992		Campbell Soup Co	6,176
53,181	*	Central Garden and Pet Co (Class A)	316
4,202	e	Coca-Cola Bottling Co Consolidated	183
1,684,181		Coca-Cola Co	89,059
226,127		Coca-Cola Enterprises, Inc	3,792
350,708		ConAgra Foods, Inc	6,825
135,742	e*	Constellation Brands, Inc (Class A)	2,913

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
52,685		Corn Products International, Inc	$1,701
60,640	*	Darling International, Inc	674
142,789		Del Monte Foods Co	1,114
11,509		Diamond Foods, Inc	323
185,000	*	Dr Pepper Snapple Group, Inc	4,899
5,320	e	Farmer Bros Co	132
55,188		Flowers Foods, Inc	1,620
243,296		General Mills, Inc	16,719
230,007		H.J. Heinz Co	11,493
52,171	e*	Hansen Natural Corp	1,578
111,086	e	Hershey Co	4,392
51,953		Hormel Foods Corp	1,885
8,158	e	Imperial Sugar Co	110
9,626		J&J Snack Foods Corp	326
40,023		J.M. Smucker Co	2,029
182,166		Kellogg Co	10,220
1,072,712		Kraft Foods, Inc (Class A)	35,131
15,961	e	Lancaster Colony Corp	601
20,449	e	Lance, Inc	464
8,556	e*	M&F Worldwide Corp	342
81,863		McCormick & Co, Inc	3,148
82,604		Molson Coors Brewing Co (Class B)	3,862
5,604	e*	National Beverage Corp	50
13,326	*	Omega Protein Corp	157
9,395	e*	Peet's Coffee & Tea, Inc	262
8,165	e	Penford Corp	144
99,580	e	Pepsi Bottling Group, Inc	2,905
41,694		PepsiAmericas, Inc	864
1,150,164		PepsiCo, Inc	81,972
40,653	*	Ralcorp Holdings, Inc	2,740
15,246	e	Reddy Ice Holdings, Inc	56
123,795	e	Reynolds American, Inc	6,019
16,068	e	Sanderson Farms, Inc	590
507,483		Sara Lee Corp	6,410
45,370	e*	Smart Balance, Inc	298
86,055	e*	Smithfield Foods, Inc	1,367
19,798	e	Tootsie Roll Industries, Inc	572
20,712	e*	TreeHouse Foods, Inc	615
203,573		Tyson Foods, Inc (Class A)	2,431
173,464		Wrigley (Wm.) Jr Co	13,773
		TOTAL FOOD AND KINDRED PRODUCTS	383,215

FOOD STORES - 0.32%
837	e	Arden Group, Inc (Class A)	122
23,015	e*	Great Atlantic & Pacific Tea Co, Inc	249
8,163	e	Ingles Markets, Inc (Class A)	186
477,894		Kroger Co	13,132
20,111	e*	Panera Bread Co (Class A)	1,024
16,292	*	Pantry, Inc	345
29,048	e	Ruddick Corp	943
317,698		Safeway, Inc	7,536
151,182		Supervalu, Inc	3,281
5,570	e*	Susser Holdings Corp	84

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
2,326	e	Village Super Market (Class A)	$111
8,834	e	Weis Markets, Inc	318
99,875	e	Whole Foods Market, Inc	2,000
38,562	e*	Winn-Dixie Stores, Inc	536
		TOTAL FOOD STORES	29,867

FORESTRY - 0.13%
55,428	e	Rayonier, Inc	2,624
153,231	e	Weyerhaeuser Co	9,283
		TOTAL FORESTRY	11,907

FURNITURE AND FIXTURES - 0.28%
18,783	e	Ethan Allen Interiors, Inc	526
34,198	e	Furniture Brands International, Inc	360
41,802	e	Herman Miller, Inc	1,023
45,716	e	Hill-Rom Holdings, Inc	1,386
33,809	e	HNI Corp	857
7,413	e	Hooker Furniture Corp	131
38,561		Interface, Inc (Class A)	438
429,872		Johnson Controls, Inc	13,038
18,600		Kimball International, Inc (Class B)	201
36,828	e	La-Z-Boy, Inc	343
119,668	e	Leggett & Platt, Inc	2,608
260,149	e	Masco Corp	4,667
28,667	e	Sealy Corp	185
53,400	e	Tempur-Pedic International, Inc	628
		TOTAL FURNITURE AND FIXTURES	26,391

FURNITURE AND HOME FURNISHINGS STORES - 0.17%
186,627	e*	Bed Bath & Beyond, Inc	5,862
126,065	e,v	Circuit City Stores, Inc	95
118,300	*	GameStop Corp (Class A)	4,047
16,062	e	Haverty Furniture Cos, Inc	184
9,008	e*	hhgregg, Inc	88
31,963		Knoll, Inc	483
38,812	e*	Mohawk Industries, Inc	2,616
64,355	e*	Pier 1 Imports, Inc	266
6,400	*	Rex Stores Corp	74
44,845	e	Steelcase, Inc (Class A)	482
21,617	e*	Tuesday Morning Corp	89
65,673	e	Williams-Sonoma, Inc	1,063
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	15,349

GENERAL BUILDING CONTRACTORS - 0.22%
1,271	e*	Amrep Corp	54
3,890	e*	Avatar Holdings, Inc	128
36,219	e*	Beazer Homes USA, Inc	217
7,978	e	Brookfield Homes Corp	115
4,557	*	Cavco Industries, Inc	165
90,392		Centex Corp	1,464
227,013	e	DR Horton, Inc	2,956
36,048	e*	Hovnanian Enterprises, Inc (Class A)	288
54,387	e	KB Home	1,070

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
104,590	e	Lennar Corp (Class A)	$1,589
9,603	e	M/I Homes, Inc	219
17,708		McGrath RentCorp	510
24,302		MDC Holdings, Inc	889
24,046	*	Meritage Homes Corp	594
2,899	e*	NVR, Inc	1,658
11,355	e*	Palm Harbor Homes, Inc	113
22,579	*	Perini Corp	582
156,722	e	Pulte Homes, Inc	2,189
30,106	e	Ryland Group, Inc	798
97,500	e*	Standard-Pacific Corp	479
13,336	e*	Team, Inc	482
90,806	e*	Toll Brothers, Inc	2,291
40,409		Walter Industries, Inc	1,917
		TOTAL GENERAL BUILDING CONTRACTORS	20,767

GENERAL MERCHANDISE STORES - 1.90%
41,992	e*	99 Cents Only Stores	461
59,332	e*	Big Lots, Inc	1,651
42,950	e*	BJ's Wholesale Club, Inc	1,669
35,721		Casey's General Stores, Inc	1,078
8,648	e*	Conn's, Inc	162
314,524		Costco Wholesale Corp	20,422
37,494	e	Dillard's, Inc (Class A)	443
99,443		Family Dollar Stores, Inc	2,357
29,664	e	Fred's, Inc (Class A)	422
159,672		JC Penney Co, Inc	5,323
302,788		Macy's, Inc	5,444
17,729	*	Retail Ventures, Inc	69
99,401	e*	Saks, Inc	919
17,973	e	Stein Mart, Inc	70
572,234		Target Corp	28,068
308,030		TJX Cos, Inc	9,401
1,629,574		Wal-Mart Stores, Inc	97,595
		TOTAL GENERAL MERCHANDISE STORES	175,554

HEALTH SERVICES - 1.28%
18,580	*	Alliance Imaging, Inc	191
4,568	e*	Almost Family, Inc	181
20,096	e*	Amedisys, Inc	978
115,780		AmerisourceBergen Corp	4,359
22,231	e*	Amsurg Corp	566
31,771	*	Apria Healthcare Group, Inc	580
42,918	*	Assisted Living Concepts, Inc (A Shares)	273
7,094	*	Bio-Reference Labs, Inc	205
27,594	e	Brookdale Senior Living, Inc	607
5,440	e*	China Sky One Medical, Inc	66
201,971		Cigna Corp	6,863
68,724	*	Community Health Systems, Inc	2,014
6,016	*	Corvel Corp	172
45,242	*	Covance, Inc	4,000
109,016	*	Coventry Health Care, Inc	3,548
22,090	e*	Cross Country Healthcare, Inc	360

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,323	*	CryoLife, Inc	$214
74,364	*	DaVita, Inc	4,239
40,757	*	Edwards Lifesciences Corp	2,354
17,698	e*	eHealth, Inc	283
14,234	e*	Emeritus Corp	354
6,373		Ensign Group, Inc	109
18,855	*	Enzo Biochem, Inc	207
152,623	*	Express Scripts, Inc	11,267
22,526	e*	Five Star Quality Care, Inc	84
8,923	e*	Genomic Health, Inc	202
5,992	*	Genoptix, Inc	196
18,949	*	Gentiva Health Services, Inc	510
175,106	*	Health Management Associates, Inc (Class A)	728
66,400	*	Healthsouth Corp	1,224
24,588	e*	Healthways, Inc	397
40,949	e*	Immunomedics, Inc	73
4,261	*	IPC The Hospitalist Co, Inc	110
21,589	e*	Kindred Healthcare, Inc	595
80,142	*	Laboratory Corp of America Holdings	5,570
8,098	*	LHC Group, Inc	231
6,348	*	Life Sciences Research, Inc	222
39,831	e*	LifePoint Hospitals, Inc	1,280
55,847	*	Lincare Holdings, Inc	1,681
29,294	*	Magellan Health Services, Inc	1,203
199,334		McKesson Corp	10,726
11,469	e*	Medcath Corp	206
367,824	*	Medco Health Solutions, Inc	16,552
4,992	e	National Healthcare Corp	235
65,248	e*	Nektar Therapeutics	234
15,155	e*	Nighthawk Radiology Holdings, Inc	110
25,907	*	Odyssey HealthCare, Inc	263
76,523		Omnicare, Inc	2,202
34,263	*	Pediatrix Medical Group, Inc	1,847
78,065		Pharmaceutical Product Development, Inc	3,228
41,123	e*	Psychiatric Solutions, Inc	1,561
12,730	*	RehabCare Group, Inc	230
15,881	*	Skilled Healthcare Group, Inc (Class A)	252
16,786	e*	Stereotaxis, Inc	102
30,632	*	Sun Healthcare Group, Inc	449
35,130	e*	Sunrise Senior Living, Inc	484
352,684	e*	Tenet Healthcare Corp	1,957
34,048		Universal Health Services, Inc (Class B)	1,908
8,422	*	US Physical Therapy, Inc	146
5,340	e*	Virtual Radiologic Corp	44
381,446	*	WellPoint, Inc	17,840
		TOTAL HEALTH SERVICES	118,872

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.06%
15,782	e*	Comverge, Inc	73
105,699	*	Foster Wheeler Ltd	3,817
25,688	e	Granite Construction, Inc	920
28,862	e	Great Lakes Dredge & Dock Corp	182
7,262	*	LB Foster Co (Class A)	221

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
17,122	*	Matrix Service Co	$327
15,593	e*	Orion Marine Group, Inc	164
8,423	e*	Sterling Construction Co, Inc	136
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	5,840

HOLDING AND OTHER INVESTMENT OFFICES - 2.57%
23,371	e	Acadia Realty Trust	591
29,453	*	Affiliated Managers Group, Inc	2,440
5,860	e	Agree Realty Corp	168
1,423	e	Alexander's, Inc	569
22,774	e	Alexandria Real Estate Equities, Inc	2,562
120,545	e	Allied Capital Corp	1,302
70,448		AMB Property Corp	3,191
31,936		American Campus Communities, Inc	1,082
6,963	e	American Capital Agency Corp	121
12,511	e*	Ampal American Israel (Class A)	39
384,931		Annaly Mortgage Management, Inc	5,177
40,991	e	Anthracite Capital, Inc	220
58,536		Anworth Mortgage Asset Corp	347
69,251	e	Apartment Investment & Management Co (Class A)	2,425
108,197	e	Apollo Investment Corp	1,845
8,687	e	Arbor Realty Trust, Inc	87
76,924	e	Ashford Hospitality Trust, Inc	312
10,813		Associated Estates Realty Corp	141
55,370	e	AvalonBay Communities, Inc	5,450
55,186		BioMed Realty Trust, Inc	1,460
86,777	e	Boston Properties, Inc	8,128
63,760		Brandywine Realty Trust	1,022
37,240	e	BRE Properties, Inc (Class A)	1,825
39,326	e	Camden Property Trust	1,803
30,528	e	Capital Lease Funding, Inc	242
2,167	e	Capital Southwest Corp	308
9,642	e	Capital Trust, Inc (Class A)	149
35,789		Capstead Mortgage Corp	392
9,676	e	Care Investment Trust, Inc	111
46,296	e	CBL & Associates Properties, Inc	930
31,340	e	Cedar Shopping Centers, Inc	414
5,581	e	Cherokee, Inc	123
32,771	e	Colonial Properties Trust	612
28,732	e	Corporate Office Properties Trust	1,159
32,524		Cousins Properties, Inc	821
13,235	e	Danvers Bancorp, Inc	169
123,500	e	DCT Industrial Trust, Inc	925
87,243	e	Developers Diversified Realty Corp	2,765
71,263		DiamondRock Hospitality Co	648
51,971	e	Digital Realty Trust, Inc	2,456
84,891		Douglas Emmett, Inc	1,958
108,972		Duke Realty Corp	2,679
17,964		EastGroup Properties, Inc	872
18,827		Education Realty Trust, Inc	209
22,056	e	Entertainment Properties Trust	1,207
15,082	e	Equity Lifestyle Properties, Inc	800
26,061	e	Equity One, Inc	534

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
193,308		Equity Residential	$8,585
18,378	e	Essex Property Trust, Inc	2,175
62,323	e	Extra Space Storage, Inc	957
42,843	e	Federal Realty Investment Trust	3,667
48,174	e	FelCor Lodging Trust, Inc	345
32,972	e	First Industrial Realty Trust, Inc	946
16,992		First Potomac Realty Trust	292
41,850	e	Franklin Street Properties Corp	544
106,628	e*	Friedman Billings Ramsey Group, Inc (Class A)	213
162,967	e	General Growth Properties, Inc	2,461
11,498	e	Getty Realty Corp	255
15,081	e	Gladstone Capital Corp	230
26,916	e	Glimcher Realty Trust	281
29,624	e	Gramercy Capital Corp	77
16,757	e*	Harris & Harris Group, Inc	107
8,311		Hatteras Financial Corp	193
180,108	e	HCP, Inc	7,228
66,170		Health Care REIT, Inc	3,522
38,472	e	Healthcare Realty Trust, Inc	1,121
28,508		Hersha Hospitality Trust	212
41,242		Highwoods Properties, Inc	1,467
30,269	*	Hilltop Holdings, Inc	312
23,345		Home Properties, Inc	1,353
66,278		Hospitality Properties Trust	1,360
374,277	e	Host Marriott Corp	4,974
163,577		HRPT Properties Trust	1,127
48,237	e	Inland Real Estate Corp	757
40,347		Investors Real Estate Trust	451
295,350	e	iShares Russell 3000 Index Fund	20,317
97,709	e	iStar Financial, Inc	254
18,553	e	JER Investors Trust, Inc	89
24,426	e	Kilroy Realty Corp	1,167
156,338	e	Kimco Realty Corp	5,775
20,224	e	Kite Realty Group Trust	222
29,268	e	LaSalle Hotel Properties	683
41,683	e	Lexington Corporate Properties Trust	718
64,945		Liberty Property Trust	2,445
17,555		LTC Properties, Inc	515
54,016	e	Macerich Co	3,438
49,047		Mack-Cali Realty Corp	1,661
29,713	e	Maguire Properties, Inc	177
47,910	e	Medical Properties Trust, Inc	544
32,379	e*	Meruelo Maddux Properties, Inc	40
143,419		MFA Mortgage Investments, Inc	932
20,324		Mid-America Apartment Communities, Inc	999
14,218	e	Mission West Properties, Inc	138
13,926	e	Monmouth Real Estate Investment Corp (Class A)	108
17,411		MVC Capital, Inc	266
18,515		National Health Investors, Inc	633
53,071		National Retail Properties, Inc	1,271
67,794		Nationwide Health Properties, Inc	2,439
31,202	e	Newcastle Investment Corp	198
42,485	e	NorthStar Realty Finance Corp	329

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
47,487		Omega Healthcare Investors, Inc	$934
5,498		One Liberty Properties, Inc	97
11,623	e	Parkway Properties, Inc	440
23,126	e	Pennsylvania Real Estate Investment Trust	436
126,666	e	Plum Creek Timber Co, Inc	6,316
30,066	e	Post Properties, Inc	841
28,306		Potlatch Corp	1,313
187,278	e	Prologis	7,729
19,176	e	Prospect Capital Corp	246
11,782		PS Business Parks, Inc	679
91,786	e	Public Storage, Inc	9,088
44,670	e	RAIT Investment Trust	245
11,548		Ramco-Gershenson Properties	259
71,615	e	Realty Income Corp	1,833
26,168	e	Redwood Trust, Inc	569
49,074	e	Regency Centers Corp	3,273
15,662	e	Resource Capital Corp	95
8,737		Saul Centers, Inc	442
80,487	e	Senior Housing Properties Trust	1,918
162,967	e	Simon Property Group, Inc	15,808
42,555	e	SL Green Realty Corp	2,758
14,582	e	Sovran Self Storage, Inc	652
55,726	e	Strategic Hotels & Resorts, Inc	421
12,790	e	Sun Communities, Inc	253
44,687	e	Sunstone Hotel Investors, Inc	603
24,730	e	Tanger Factory Outlet Centers, Inc	1,083
39,722	e	Taubman Centers, Inc	1,986
97,984	e	UDR, Inc	2,562
10,285	e	Universal Health Realty Income Trust	400
19,529		Urstadt Biddle Properties, Inc (Class A)	366
33,533		U-Store-It Trust	411
94,210	e	Ventas, Inc	4,656
209,494	e	Virgin Media, Inc	1,655
98,721		Vornado Realty Trust	8,979
47,091		WABCO Holdings, Inc	1,674
38,512	e	Washington Real Estate Investment Trust	1,411
55,000	e	Weingarten Realty Investors	1,962
40,217		Winthrop Realty Trust	157
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	237,910

HOTELS AND OTHER LODGING PLACES - 0.27%
18,496	e	Ameristar Casinos, Inc	262
15,345	e*	Bluegreen Corp	106
39,969	e	Boyd Gaming Corp	374
22,909	e	Choice Hotels International, Inc	621
29,868	e*	Gaylord Entertainment Co	877
21,853	e*	Great Wolf Resorts, Inc	80
9,907	e*	Isle of Capri Casinos, Inc	89
75,906	e*	Las Vegas Sands Corp	2,741
14,595	*	Lodgian, Inc	114
14,891	e	Marcus Corp	239
213,970		Marriott International, Inc (Class A)	5,582
92,339	e*	MGM Mirage	2,632

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
8,692	e*	Monarch Casino & Resort, Inc	$99
14,393	e*	Morgans Hotel Group Co	157
31,477	e	Orient-Express Hotels Ltd (Class A)	760
11,051	e*	Outdoor Channel Holdings, Inc	97
10,185	e*	Riviera Holdings Corp	75
133,623		Starwood Hotels & Resorts Worldwide, Inc	3,760
22,214	e*	Vail Resorts, Inc	776
128,944		Wyndham Worldwide Corp	2,026
44,253	e	Wynn Resorts Ltd	3,613
		TOTAL HOTELS AND OTHER LODGING PLACES	25,080

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.74%
19,106	*	3PAR, Inc	123
8,853	e	Aaon, Inc	161
39,814	e	Actuant Corp (Class A)	1,005
65,915	*	AGCO Corp	2,809
4,490		Alamo Group, Inc	77
19,847	e	Albany International Corp (Class A)	543
17,732	e*	Allis-Chalmers Energy, Inc	224
18,705	*	Altra Holdings, Inc	276
5,232	e	Ampco-Pittsburgh Corp	136
982,874		Applied Materials, Inc	14,871
13,287	e*	Astec Industries, Inc	410
39,136	*	Asyst Technologies, Inc	94
17,717	e*	AuthenTec, Inc	38
73,014	*	Axcelis Technologies, Inc	124
44,378	e	Black & Decker Corp	2,696
11,587		Black Box Corp	400
27,159	*	Blount International, Inc	302
6,303	e*	Bolt Technology Corp	91
34,939	e	Briggs & Stratton Corp	565
276,213	*	Brocade Communications Systems, Inc	1,608
52,087	*	Brooks Automation, Inc	436
55,339		Bucyrus International, Inc (Class A)	2,473
43,791	e	Carlisle Cos, Inc	1,312
8,145	e	Cascade Corp	357
444,522		Caterpillar, Inc	26,494
50,384	e*	Cirrus Logic, Inc	275
15,295	e*	Colfax Corp	256
12,813	*	Columbus McKinnon Corp	302
22,453	e*	Cray, Inc	116
146,036		Cummins, Inc	6,385
31,330		Curtiss-Wright Corp	1,424
22,436	e*	Cymer, Inc	568
312,219		Deere & Co	15,455
1,316,715	*	Dell, Inc	21,699
48,556		Diebold, Inc	1,608
56,506		Donaldson Co, Inc	2,368
136,565		Dover Corp	5,538
63,131	*	Dresser-Rand Group, Inc	1,987
22,221	*	Dril-Quip, Inc	964
39,428	*	Electronics for Imaging, Inc	549
48,742	e*	Elixir Gaming Technologies, Inc	16

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
1,493,773	*	EMC Corp	$17,866
60,542	e*	Emulex Corp	646
25,764	e*	Ener1, Inc	201
9,700	*	Energy Recovery, Inc	93
19,155	*	ENGlobal Corp	254
15,889	e*	EnPro Industries, Inc	590
86,789	*	Entegris, Inc	420
89,895	e*	Extreme Networks, Inc	303
10,864	e*	Flanders Corp	68
18,788	e*	Flotek Industries, Inc	207
26,655	e*	Flow International Corp	135
41,431		Flowserve Corp	3,678
92,722	*	FMC Technologies, Inc	4,316
12,288	e*	Fuel Tech, Inc	222
37,362	*	Gardner Denver, Inc	1,297
10,307	e*	Gehl Co	303
7,235,865		General Electric Co	184,515
9,597	e	Gorman-Rupp Co	362
43,862	e	Graco, Inc	1,562
3,632		Graham Corp	197
4,595	e*	Harbin Electric, Inc	55
1,785,896		Hewlett-Packard Co	82,580
3,857	e*	Hurco Cos, Inc	114
61,072		IDEX Corp	1,894
18,659	e*	Immersion Corp	109
224,434		Ingersoll-Rand Co Ltd (Class A)	6,996
44,048	*	Intermec, Inc	865
996,258		International Business Machines Corp	116,522
222,483		International Game Technology	3,822
14,156	*	Intevac, Inc	151
5,817	e*	Isilon Systems, Inc	26
131,854		ITT Industries, Inc	7,332
150,302		Jabil Circuit, Inc	1,434
20,027	*	John Bean Technologies Corp	254
79,248		Joy Global, Inc	3,577
9,545	*	Kadant, Inc	217
20,819		Kaydon Corp	938
57,312		Kennametal, Inc	1,554
4,064	*	Key Technology, Inc	96
40,500	e*	Kulicke & Soffa Industries, Inc	183
88,030	*	Lam Research Corp	2,772
35,025		Lennox International, Inc	1,165
69,066	e*	Lexmark International, Inc (Class A)	2,249
8,610	e	Lindsay Manufacturing Co	626
10,534		Lufkin Industries, Inc	836
92,594	e	Manitowoc Co, Inc	1,440
10,825	e	Met-Pro Corp	158
57,418	*	Micros Systems, Inc	1,531
12,151	e*	Middleby Corp	660
24,902	e	Modine Manufacturing Co	361
3,910		Nacco Industries, Inc (Class A)	370
14,615	*	NATCO Group, Inc (Class A)	587
8,571	*	Natural Gas Services Group, Inc	150

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
28,487	e*	Netezza Corp	$302
24,403	*	Netgear, Inc	366
11,283		NN, Inc	145
23,832		Nordson Corp	1,170
36,849	*	Oil States International, Inc	1,303
88,670		Pall Corp	3,049
72,885	e	Palm, Inc	435
9,152	e*	PMFG, Inc	133
134,455	e,v*	Quantum Corp	145
25,143	*	Rackable Systems, Inc	247
14,719	*	RBC Bearings, Inc	496
7,282	e*	Rimage Corp	102
40,186	e*	Riverbed Technology, Inc	503
19,984		Robbins & Myers, Inc	618
106,305		Rockwell Automation, Inc	3,969
85,950	e*	Safeguard Scientifics, Inc	107
161,340	e*	SanDisk Corp	3,154
6,258		Sauer-Danfoss, Inc	155
19,852	e*	Scansource, Inc	572
45,874	e*	Scientific Games Corp (Class A)	1,056
86,617	m,v*	Seagate Technology	-	^
354,881		Seagate Technology, Inc	4,301
15,689	e*	Semitool, Inc	128
19,250	e*	Sigma Designs, Inc	274
38,422		SPX Corp	2,958
8,469		Standex International Corp	235
22,478	e*	STEC, Inc	173
16,272	e*	Super Micro Computer, Inc	147
8,956	*	T-3 Energy Services, Inc	332
10,545	e*	Tecumseh Products Co (Class A)	264
11,200	e	Tennant Co	384
127,189	*	Teradata Corp	2,480
72,571	e*	Terex Corp	2,215
9,835	e*	Thermadyne Holdings Corp	164
59,500		Timken Co	1,687
26,107	e	Toro Co	1,078
14,313	*	TurboChef Technologies, Inc	88
6,504	e	Twin Disc, Inc	89
18,851	e*	Ultratech, Inc	228
90,420	*	Varian Medical Systems, Inc	5,166
55,759	e*	VeriFone Holdings, Inc	922
18,286	e	Watsco, Inc	919
159,208	*	Western Digital Corp	3,394
42,738	e	Woodward Governor Co	1,507
48,274	*	Zebra Technologies Corp (Class A)	1,344
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	624,498

INSTRUMENTS AND RELATED PRODUCTS - 5.48%
15,924	e*	Abaxis, Inc	314
21,756	e*	Abiomed, Inc	386
26,489	e*	Accuray, Inc	214
39,000	e*	Advanced Medical Optics, Inc	693
48,446	e*	Affymetrix, Inc	375

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
264,568	*	Agilent Technologies, Inc	$7,847
42,246	e*	Align Technology, Inc	458
221,878		Allergan, Inc	11,427
18,953	e*	Alphatec Holdings, Inc	87
51,214	e*	American Medical Systems Holdings, Inc	910
6,336	e	American Science & Engineering, Inc	378
11,227		Analogic Corp	559
14,600	e*	Anaren, Inc	148
15,144	*	Angiodynamics, Inc	239
122,585		Applied Biosystems, Inc	4,199
7,835	e*	Argon ST, Inc	184
19,956	e*	Arthrocare Corp	553
1,039	e	Atrion Corp	107
6,242	*	Axsys Technologies, Inc	368
9,964	e	Badger Meter, Inc	468
72,813		Bard (C.R.), Inc	6,908
454,724		Baxter International, Inc	29,844
45,214		Beckman Coulter, Inc	3,210
176,874		Becton Dickinson & Co	14,196
13,647	*	Bio-Rad Laboratories, Inc (Class A)	1,353
1,083,622	*	Boston Scientific Corp	13,296
39,674	*	Bruker BioSciences Corp	529
35,172	*	Caliper Life Sciences, Inc	98
8,219	e*	Cantel Medical Corp	79
14,117	*	Cardiac Science Corp	146
3,187	e*	CardioNet, Inc	80
42,022	e*	Cepheid, Inc	581
17,122	e*	Coherent, Inc	609
15,857	e	Cohu, Inc	251
22,053	e*	Conmed Corp	706
31,515	e	Cooper Cos, Inc	1,095
362,050		Covidien Ltd	19,464
14,634	e*	Cyberonics, Inc	249
5,493	e*	Cynosure, Inc (Class A)	99
184,952	e	Danaher Corp	12,836
9,120		Datascope Corp	471
109,141		Dentsply International, Inc	4,097
35,845	e*	Depomed, Inc	131
18,685	e*	DexCom, Inc	116
15,488	e*	Dionex Corp	984
29,899	e	DRS Technologies, Inc	2,295
2,580	*	DXP Enterprises, Inc	138
8,652	e*	Eagle Test Systems, Inc	132
203,504	e	Eastman Kodak Co	3,130
566,768		Emerson Electric Co	23,118
19,238	*	ESCO Technologies, Inc	927
20,800	*	Esterline Technologies Corp	823
48,426	e*	ev3, Inc	486
4,898	*	Exactech, Inc	109
10,521	e*	FARO Technologies, Inc	214
24,915	e*	FEI Co	593
8,200	e*	FGX International Holdings Ltd	91
98,592	e*	Flir Systems, Inc	3,788

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
34,873	e*	Formfactor, Inc	$607
34,212	*	Fossil, Inc	966
94,802	e	Garmin Ltd	3,218
19,314	*	Haemonetics Corp	1,192
16,369	*	Hanger Orthopedic Group, Inc	286
9,696	e*	Herley Industries, Inc	166
43,616		Hillenbrand, Inc	879
184,109	*	Hologic, Inc	3,559
9,395	e*	ICU Medical, Inc	286
10,189	e*	ICx Technologies, Inc	79
13,461	e*	I-Flow Corp	125
16,744	*	II-VI, Inc	647
91,506	e*	Illumina, Inc	3,709
12,951	e*	Insulet Corp	180
14,613	e*	Integra LifeSciences Holdings Corp	643
28,210	*	Intuitive Surgical, Inc	6,798
22,994	e	Invacare Corp	555
66,411	e*	ION Geophysical Corp	942
12,955	*	IRIS International, Inc	232
24,493	e*	Itron, Inc	2,168
30,992	*	Ixia	228
2,045,335		Johnson & Johnson	141,701
8,260	e*	Kensey Nash Corp	260
122,204	e	Kla-Tencor Corp	3,868
50,517	*	Kopin Corp	158
1,705	e*	K-Tron International, Inc	220
46,878	e*	L-1 Identity Solutions, Inc	716
8,713	e*	LaBarge, Inc	131
49,063	e*	LTX-Credence Corp	85
12,178	*	Lydall, Inc	117
33,028	*	Masimo Corp	1,229
9,778	*	Measurement Specialties, Inc	171
9,627	*	Medical Action Industries, Inc	126
815,138		Medtronic, Inc	40,838
23,876	e	Mentor Corp	570
18,330	*	Merit Medical Systems, Inc	344
26,477	*	Mettler-Toledo International, Inc	2,595
10,806	e*	Micrus Endovascular Corp	151
41,016	e*	Millipore Corp	2,822
22,253	e	Mine Safety Appliances Co	848
35,548	e*	MKS Instruments, Inc	708
12,667		Movado Group, Inc	283
13,932		MTS Systems Corp	587
41,305		National Instruments Corp	1,241
19,956	e*	Natus Medical, Inc	452
10,524	e*	Neogen Corp	297
27,910	e*	Newport Corp	301
27,598	e*	NuVasive, Inc	1,361
14,324	e*	NxStage Medical, Inc	60
11,676	*	Orthofix International NV	218
46,144	*	Orthovita, Inc	120
2,713	e*	OYO Geospace Corp	107
12,302	e*	Palomar Medical Technologies, Inc	166

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
85,092		PerkinElmer, Inc	$2,125
12,363	*	Photon Dynamics Inc	190
149,153		Pitney Bowes, Inc	4,961
56,088	e*	Resmed, Inc	2,412
115,596		Rockwell Collins, Inc	5,559
21,764	*	Rofin-Sinar Technologies, Inc	666
64,240		Roper Industries, Inc	3,659
20,900	e*	Rudolph Technologies, Inc	175
53,475	e*	Sirf Technology Holdings, Inc	80
11,900	e*	Sirona Dental Systems, Inc	277
8,984	*	Somanetics Corp	196
16,954	e*	Sonic Solutions, Inc	75
11,650	e*	SonoSite, Inc	366
21,581	e*	Spectranetics Corp	100
246,047	*	St. Jude Medical, Inc	10,701
49,750	e*	Star Scientific, Inc	177
44,141		STERIS Corp	1,659
222,886		Stryker Corp	13,886
24,549	*	Symmetry Medical, Inc	456
9,221	*	Synovis Life Technologies, Inc	174
27,552	*	Techne Corp	1,987
25,935	*	Teledyne Technologies, Inc	1,482
122,676	*	Teradyne, Inc	958
302,553	*	Thermo Electron Corp	16,640
37,720	e*	Thoratec Corp	990
9,073	e*	Trans1, Inc	90
86,908	e*	Trimble Navigation Ltd	2,247
23,253	*	Varian, Inc	998
20,673	e*	Veeco Instruments, Inc	306
11,927	e*	Vital Images, Inc	179
7,691		Vital Signs, Inc	568
40,285	e*	Vivus, Inc	320
9,220	*	Vnus Medical Technologies, Inc	193
34,192	*	Volcano Corp	591
73,044	*	Waters Corp	4,250
26,763	*	Wright Medical Group, Inc	815
653,458		Xerox Corp	7,534
167,828	*	Zimmer Holdings, Inc	10,835
14,948	e*	Zoll Medical Corp	489
12,959	e*	Zygo Corp	163
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	507,031

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
213,063		AON Corp	9,579
83,125		Brown & Brown, Inc	1,797
14,025	e*	Crawford & Co (Class B)	213
66,596	e	Gallagher (Arthur J.) & Co	1,709
226,180		Hartford Financial Services Group, Inc	9,271
27,850	e	Hilb Rogal & Hobbs Co	1,302
4,317	e	Life Partners Holdings, Inc	155
367,600		Marsh & McLennan Cos, Inc	11,675
28,892	e	National Financial Partners Corp	433
14,545	*	United America Indemnity Ltd (Class A)	207

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
6,431		White Mountains Insurance Group Ltd	$3,021
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	39,362

INSURANCE CARRIERS - 3.36%
351,726		Aetna, Inc	12,701
345,101		Aflac, Inc	20,275
3,675	e*	Alleghany Corp	1,341
34,741		Allied World Assurance Holdings Ltd	1,234
395,845		Allstate Corp	18,256
223,680	e	Ambac Financial Group, Inc	521
9,229	*	AmCOMP, Inc	107
39,900	e	American Equity Investment Life Holding Co	299
54,873		American Financial Group, Inc	1,619
1,681,770	e	American International Group, Inc	5,600
11,112		American National Insurance Co	959
8,194		American Physicians Capital, Inc	347
7,468	*	American Safety Insurance Holdings Ltd	113
37,965	*	AMERIGROUP Corp	958
13,065	*	Amerisafe, Inc	238
17,807	e	Amtrust Financial Services, Inc	242
36,349	*	Arch Capital Group Ltd	2,655
22,199	*	Argo Group International Holdings Ltd	818
65,046		Aspen Insurance Holdings Ltd	1,789
83,996		Assurant, Inc	4,620
43,203	e	Assured Guaranty Ltd	702
106,835		Axis Capital Holdings Ltd	3,388
4,897	e	Baldwin & Lyons, Inc (Class B)	117
23,815	e	Castlepoint Holdings Ltd	265
23,814	*	Catalyst Health Solutions, Inc	622
31,767	*	Centene Corp	652
262,636		Chubb Corp	14,419
104,899		Cincinnati Financial Corp	2,983
24,979	e*	Citizens, Inc (Class A)	205
19,762	e	CNA Financial Corp	519
10,118	*	CNA Surety Corp	169
134,174	*	Conseco, Inc	472
5,246	*	Darwin Professional Underwriters, Inc	163
30,740		Delphi Financial Group, Inc (Class A)	862
9,364		Donegal Group, Inc (Class A)	170
4,503	e	EMC Insurance Group, Inc	133
40,431		Employers Holdings, Inc	703
37,538	e	Endurance Specialty Holdings Ltd	1,161
4,920	e*	Enstar Group Ltd	479
31,428		Erie Indemnity Co (Class A)	1,328
44,483		Everest Re Group Ltd	3,849
10,036		FBL Financial Group, Inc (Class A)	280
157,242		Fidelity National Title Group, Inc (Class A)	2,311
13,254	e*	First Acceptance Corp	45
65,120	e	First American Corp	1,921
8,814	*	First Mercury Financial Corp	126
10,047		Flagstone Reinsurance Holdings Ltd	103
6,887	e*	Fpic Insurance Group, Inc	354
312,346		Genworth Financial, Inc (Class A)	2,689

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,683	e*	Greenlight Capital Re Ltd (Class A)	$476
36,385		Hanover Insurance Group, Inc	1,656
10,427	e	Harleysville Group, Inc	394
78,139		HCC Insurance Holdings, Inc	2,110
79,283	*	Health Net, Inc	1,871
33,695	*	Healthspring, Inc	713
29,235		Horace Mann Educators Corp	376
122,369	*	Humana, Inc	5,042
3,952	e	Independence Holding Co	46
14,619	e	Infinity Property & Casualty Corp	602
38,500	e	IPC Holdings Ltd	1,163
2,078		Kansas City Life Insurance Co	96
12,081	e	LandAmerica Financial Group, Inc	293
127,988	e	Leucadia National Corp	5,816
186,379		Lincoln National Corp	7,979
225,668		Loews Corp	8,912
34,934	e	Maiden Holdings Ltd	152
7,160	*	Markel Corp	2,517
42,796		Max Re Capital Ltd	994
156,117	e	MBIA, Inc	1,858
32,589		Meadowbrook Insurance Group, Inc	230
19,709	e	Mercury General Corp	1,079
326,576		Metlife, Inc	18,288
103,378	e	MGIC Investment Corp	727
8,801	e*	Molina Healthcare, Inc	273
67,224	e	Montpelier Re Holdings Ltd	1,110
11,286	e	National Interstate Corp	271
1,551		National Western Life Insurance Co (Class A)	375
33,169	e	Nationwide Financial Services, Inc (Class A)	1,636
9,235	*	Navigators Group, Inc	536
4,145	e	NYMAGIC, Inc	105
17,706	e	Odyssey Re Holdings Corp	776
161,230		Old Republic International Corp	2,056
20,220	e	OneBeacon Insurance Group Ltd (Class A)	428
39,084		PartnerRe Ltd	2,661
41,092	*	Philadelphia Consolidated Holding Co	2,407
79,793	e	Phoenix Cos, Inc	737
35,101		Platinum Underwriters Holdings Ltd	1,245
22,267	*	PMA Capital Corp (Class A)	196
61,333	e	PMI Group, Inc	181
13,808	e	Presidential Life Corp	218
32,274	e*	Primus Guaranty Ltd	85
187,617		Principal Financial Group	8,159
24,172	*	ProAssurance Corp	1,354
487,233		Progressive Corp	8,478
49,619		Protective Life Corp	1,415
314,513		Prudential Financial, Inc	22,645
50,176	e	Quanta Capital Holdings Ltd	138
84,097		Radian Group, Inc	424
15,001	e*	RadNet, Inc	60
21,524	e	Reinsurance Group of America, Inc (Class A)	1,162
2,080	e*	Reinsurance Group of America, Inc (Class B)	99
46,431		RenaissanceRe Holdings Ltd	2,414

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
14,489	e	RLI Corp	$900
11,778		Safety Insurance Group, Inc	447
14,868	*	SeaBright Insurance Holdings, Inc	193
40,400		Selective Insurance Group, Inc	926
34,895		Stancorp Financial Group, Inc	1,815
9,480		State Auto Financial Corp	276
12,744	e	Stewart Information Services Corp	379
64,592		Torchmark Corp	3,863
14,435	e	Tower Group, Inc	340
19,325		Transatlantic Holdings, Inc	1,050
434,782		Travelers Cos, Inc	19,652
8,100	e*	Triple-S Management Corp (Class B)	132
14,738		United Fire & Casualty Co	421
892,355		UnitedHealth Group, Inc	22,657
32,289		Unitrin, Inc	805
32,738	*	Universal American Financial Corp	399
248,785		UnumProvident Corp	6,245
40,630		Validus Holdings Ltd	945
102,891		W.R. Berkley Corp	2,423
32,075	*	WellCare Health Plans, Inc	1,155
921		Wesco Financial Corp	329
239,915		XL Capital Ltd (Class A)	4,304
26,173		Zenith National Insurance Corp	959
		TOTAL INSURANCE CARRIERS	311,531

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
9,575	*	China Fire & Security Group, Inc	101
87,836	*	Corrections Corp of America	2,183
36,479	*	Geo Group, Inc	737
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	3,021

LEATHER AND LEATHER PRODUCTS - 0.10%
245,450	*	Coach, Inc	6,146
69,894	e*	CROCS, Inc	250
15,990	e*	Genesco, Inc	535
41,255	e*	Iconix Brand Group, Inc	540
14,372	*	Steven Madden Ltd	356
33,262	*	Timberland Co (Class A)	578
3,210	e	Weyco Group, Inc	107
35,905		Wolverine World Wide, Inc	950
		TOTAL LEATHER AND LEATHER PRODUCTS	9,462

LEGAL SERVICES - 0.03%
36,032	*	FTI Consulting, Inc	2,603
7,324	e*	Pre-Paid Legal Services, Inc	302
		TOTAL LEGAL SERVICES	2,905

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00% **
6,514	e*	Emergency Medical Services Corp (Class A)	195
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	195

LUMBER AND WOOD PRODUCTS - 0.02%
8,518	e	American Woodmark Corp	191

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
64,030	e*	Champion Enterprises, Inc	$355
7,514	e	Deltic Timber Corp	478
75,407	e	Louisiana-Pacific Corp	701
4,307	e	Skyline Corp	114
11,966	e	Universal Forest Products, Inc	418
		TOTAL LUMBER AND WOOD PRODUCTS	2,257

METAL MINING - 0.45%
31,735	*	Allied Nevada Gold Corp	182
38,747	e*	Apex Silver Mines Ltd	67
77,242		Cleveland-Cliffs, Inc	4,089
433,835	e*	Coeur d'Alene Mines Corp	664
32,556	e	Foundation Coal Holdings, Inc	1,158
277,610		Freeport-McMoRan Copper & Gold, Inc (Class B)	15,782
95,263	e*	Hecla Mining Co	446
318,193		Newmont Mining Corp	12,333
56,024	e*	Patriot Coal Corp	1,627
35,943	*	Rosetta Resources, Inc	660
21,168		Royal Gold, Inc	761
19,857	e*	ShengdaTech, Inc	139
162,944	e	Southern Copper Corp	3,109
30,773	e*	Stillwater Mining Co	179
36,838	e*	Uranium Resources, Inc	62
		TOTAL METAL MINING	41,258

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.33%
14,119	e	Armstrong World Industries, Inc	408
19,692		Blyth, Inc	223
51,179		Callaway Golf Co	720
22,322	e	Daktronics, Inc	372
110,799		Fortune Brands, Inc	6,355
88,702		Hasbro, Inc	3,080
24,778	e*	Intrepid Potash, Inc	747
19,429	e*	Jakks Pacific, Inc	484
8,407	e	Marine Products Corp	70
261,421		Mattel, Inc	4,716
26,637	*	Nautilus, Inc	122
14,785	*	RC2 Corp	296
11,572	*	Russ Berrie & Co, Inc	89
38,355	*	Shuffle Master, Inc	195
4,356	e*	Steinway Musical Instruments, Inc	123
350,838		Tyco International Ltd	12,286
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	30,286

MISCELLANEOUS RETAIL - 1.33%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	89
228,721	*	Amazon.com, Inc	16,642
25,824	e	Barnes & Noble, Inc	673
240,175		Best Buy Co, Inc	9,007
15,894	e	Big 5 Sporting Goods Corp	164
10,266	e*	Blue Nile, Inc	440
41,091	e	Borders Group, Inc	270
10,668	e*	Build-A-Bear Workshop, Inc	78

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
26,223	e*	Cabela's, Inc	$317
20,960		Cash America International, Inc	755
36,440	e*	CKX, Inc	224
46,768	e*	Coldwater Creek, Inc	271
1,036,186		CVS Corp	34,878
58,538	e*	Dick's Sporting Goods, Inc	1,146
64,540	*	Dollar Tree, Inc	2,347
61,220	e*	Drugstore.Com	144
25,590	*	Ezcorp, Inc (Class A)	481
7,272	e*	Fuqi International, Inc	59
16,458	e*	GSI Commerce, Inc	255
24,778	e*	Hibbett Sports, Inc	496
26,504	e*	HSN, Inc	292
23,197		Longs Drug Stores Corp	1,755
32,978	e	MSC Industrial Direct Co (Class A)	1,519
24,699	e	Nutri/System, Inc	438
194,377	*	Office Depot, Inc	1,131
53,228	e	OfficeMax, Inc	473
11,517	e*	Overstock.com, Inc	228
6,868	*	PC Connection, Inc	46
7,784	e*	PC Mall, Inc	53
91,194		Petsmart, Inc	2,253
27,667	e*	Priceline.com, Inc	1,893
9,367	e	Pricesmart, Inc	157
406,165	e,v*	Rite Aid Corp	329
42,537	e*	Sears Holdings Corp	3,977
10,339	*	Shutterfly, Inc	99
45,500	e	Signet Jewelers Ltd	1,064
12,380	e*	Stamps.com, Inc	144
507,808		Staples, Inc	11,426
9,938	e	Systemax, Inc	140
90,085	e	Tiffany & Co	3,200
717,590		Walgreen Co	22,217
20,188		World Fuel Services Corp	465
25,452	e*	Zale Corp	636
12,255	e*	Zumiez, Inc	202
		TOTAL MISCELLANEOUS RETAIL	122,873

MOTION PICTURES - 0.86%
10,098	*	Ascent Media Corp (Series A)	246
27,904	e*	Avid Technology, Inc	671
143,498	e*	Blockbuster, Inc (Class A)	294
423,971		CBS Corp (Class B)	6,181
21,687	e	Cinemark Holdings, Inc	295
100,986	*	Discovery Communications, Inc (Class A)	1,439
100,986	*	Discovery Communications, Inc (Class C)	1,430
57,402	*	DreamWorks Animation SKG, Inc (Class A)	1,805
11,202	e*	Gaiam, Inc (Class A)	119
59,204	e*	Macrovision Solutions Corp	911
30,800	e	National CineMedia, Inc	340
1,681,146		News Corp (Class A)	20,157
55,387	e	Regal Entertainment Group (Class A)	874
2,597,875		Time Warner, Inc	34,058

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
107,226	e*	tw telecom inc (Class A)	$1,114
405,453	*	Viacom, Inc (Class B)	10,071
		TOTAL MOTION PICTURES	80,005

NONDEPOSITORY INSTITUTIONS - 0.78%
36,918		Advance America Cash Advance Centers, Inc	110
26,047		Advanta Corp (Class B)	214
145,945	e	American Capital Ltd	3,723
729,983		American Express Co	25,863
83,434	e*	AmeriCredit Corp	845
69,835	e	Ares Capital Corp	728
7,100	e	BlackRock Kelso Capital Corp	82
29,500	e*	Boise, Inc	46
269,581	e	Capital One Financial Corp	13,749
140,335	e	CapitalSource, Inc	1,726
23,500	e	Chimera Investment Corp	146
210,389		CIT Group, Inc	1,464
16,600	e*	CompuCredit Corp	65
6,736	e*	Credit Acceptance Corp	115
344,656		Discover Financial Services	4,763
4,010	e*	Doral Financial Corp	44
11,162	*	Encore Capital Group, Inc	153
7,676	e	Federal Agricultural Mortgage Corp (Class C)	31
484,001	e	Federal Home Loan Mortgage Corp	828
775,430	e	Federal National Mortgage Association	1,186
19,417	e	Financial Federal Corp	445
18,408	*	First Cash Financial Services, Inc	276
43,239	e	First Marblehead Corp	108
15,921		Gladstone Investment Corp	110
37,598	e	GLG Partners, Inc	204
24,950	e*	Guaranty Financial Group, Inc	99
23,158	e	Hercules Technology Growth Capital, Inc	225
8,511	e	Kohlberg Capital Corp	73
69,176		Lender Processing Services, Inc	2,111
50,285	e	MCG Capital Corp	132
9,981		Medallion Financial Corp	105
18,237	e*	Mercadolibre, Inc	371
7,245	e*	Mitcham Industries, Inc	73
13,901	e	Nelnet, Inc (Class A)	197
9,384	e*	NewStar Financial, Inc	76
12,077	e	NGP Capital Resources Co	176
25,500	e*	Ocwen Financial Corp	205
12,881	e	Patriot Capital Funding, Inc	82
13,973	e	PennantPark Investment Corp	104
37,904	*	PHH Corp	504
335,310	*	SLM Corp	4,138
2,846		Student Loan Corp	265
179,246		Textron, Inc	5,248
40,004	e*	thinkorswim Group, Inc	333
4,417	e*	Tree.com, Inc	21
12,929	e*	World Acceptance Corp	465
		TOTAL NONDEPOSITORY INSTITUTIONS	72,027

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
18,209	e	AMCOL International Corp	$569
22,877		Compass Minerals International, Inc	1,199
45,354	e*	General Moly, Inc	197
78,122	e	Vulcan Materials Co	5,820
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,785

OIL AND GAS EXTRACTION - 3.82%
29,557	e*	Abraxas Petroleum Corp	77
337,817		Anadarko Petroleum Corp	16,388
6,580	e	APCO Argentina, Inc	186
6,556	e*	Approach Resources, Inc	95
27,707	e*	Arena Resources, Inc	1,076
25,618		Atlas America, Inc	874
19,847	*	ATP Oil & Gas Corp	353
39,574	*	Atwood Oceanics, Inc	1,440
222,568		Baker Hughes, Inc	13,474
32,576	e*	Basic Energy Services, Inc	694
33,452	e	Berry Petroleum Co (Class A)	1,296
26,337	*	Bill Barrett Corp	846
211,184		BJ Services Co	4,040
26,898	e*	BMB Munai, Inc	112
32,124	e*	Brigham Exploration Co	353
18,177	e*	Bronco Drilling Co, Inc	186
30,420	e*	Cal Dive International, Inc	322
14,536	*	Callon Petroleum Co	262
157,356	*	Cameron International Corp	6,065
27,338	e*	Cano Petroleum, Inc	63
20,347	*	Carrizo Oil & Gas, Inc	738
35,790	e*	Cheniere Energy, Inc	81
417,553	e	Chesapeake Energy Corp	14,973
58,913		Cimarex Energy Co	2,881
3,369	*	Clayton Williams Energy, Inc	238
22,568	*	CNX Gas Corp	505
34,650	*	Complete Production Services, Inc	698
34,510	*	Comstock Resources, Inc	1,727
40,109	*	Concho Resources, Inc	1,107
9,375	e*	Contango Oil & Gas Co	506
22,174	e*	Continental Resources, Inc	870
5,228	e*	Dawson Geophysical Co	244
49,598	e*	Delta Petroleum Corp	674
176,965	*	Denbury Resources, Inc	3,369
49,980	e	Diamond Offshore Drilling, Inc	5,151
5,864	*	Double Eagle Petroleum Co	84
39,711	*	Encore Acquisition Co	1,659
81,717	e*	Endeavour International Corp	108
27,497	e*	Energy Partners Ltd	238
86,356	e	Energy XXI Bermuda Ltd	263
103,958		ENSCO International, Inc	5,991
93,992		Equitable Resources, Inc	3,448
107,759	*	EXCO Resources, Inc	1,759
47,192	e*	Exterran Holdings, Inc	1,508
63,752	e*	Forest Oil Corp	3,162

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
24,931	e*	FX Energy, Inc	$185
67,833	e*	Gasco Energy, Inc	123
21,487	e*	GeoGlobal Resources, Inc	54
4,904	*	Geokinetics, Inc	93
12,517	*	Geomet, Inc	68
4,145	e*	Georesources, Inc	48
83,108	e*	Global Industries Ltd	577
12,303	e*	GMX Resources, Inc	588
17,217	e*	Goodrich Petroleum Corp	750
130,664	e*	Grey Wolf, Inc	1,017
18,897	e*	Gulfport Energy Corp	190
633,348		Halliburton Co	20,514
29,621	e*	Harvest Natural Resources, Inc	300
65,623	*	Helix Energy Solutions Group, Inc	1,593
76,677		Helmerich & Payne, Inc	3,312
63,849	*	Hercules Offshore, Inc	968
11,202	e	Houston American Energy Corp	71
6,902	e	Kayne Anderson Energy Development Co	117
95,985	*	Key Energy Services, Inc	1,113
65,493	*	Mariner Energy, Inc	1,343
39,467	e*	McMoRan Exploration Co	933
70,596	*	Meridian Resource Corp	130
202,520	e*	Nabors Industries Ltd	5,047
301,333	*	National Oilwell Varco, Inc	15,136
64,229	e*	Newpark Resources, Inc	469
193,110		Noble Corp	8,478
14,257	e*	Northern Oil And Gas, Inc	116
39,636	*	Oceaneering International, Inc	2,113
140,208	e*	Oilsands Quest, Inc	419
5,367	e	Panhandle Oil and Gas, Inc (Class A)	154
27,407	*	Parallel Petroleum Corp	258
80,330	e*	Parker Drilling Co	644
110,882		Patterson-UTI Energy, Inc	2,220
29,914		Penn Virginia Corp	1,599
3,037	m,v*	Petrocorp, Inc	-	^
181,714	*	PetroHawk Energy Corp	3,930
11,388	*	Petroleum Development Corp	505
31,603	e*	Petroquest Energy, Inc	485
35,470	*	Pioneer Drilling Co	472
86,290	e	Pioneer Natural Resources Co	4,511
77,413	*	Plains Exploration & Production Co	2,722
12,071	e*	PowerSecure International, Inc	73
120,607	*	Pride International, Inc	3,571
14,053	e*	Quest Resource Corp	37
74,419	*	Quicksilver Resources, Inc	1,461
26,595	*	RAM Energy Resources, Inc	77
110,989		Range Resources Corp	4,758
11,881	e*	Rex Energy Corp	187
80,853	e	Rowan Cos, Inc	2,470
23,456	e	RPC, Inc	330
866,367		Schlumberger Ltd	67,655
16,455	e*	SEACOR Holdings, Inc	1,299
157,985		Smith International, Inc	9,264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
245,907	*	Southwestern Energy Co	$7,510
45,939		St. Mary Land & Exploration Co	1,638
22,888	*	Stone Energy Corp	969
23,906	e*	Sulphco, Inc	48
57,007	*	Superior Energy Services	1,775
11,230	e*	Superior Well Services, Inc	284
23,503	*	Swift Energy Co	909
54,419	*	Tetra Technologies, Inc	754
37,744	e	Tidewater, Inc	2,090
11,158	e*	Toreador Resources Corp	100
231,316		Transocean, Inc	25,408
8,324	e*	Trico Marine Services, Inc	142
16,704	e*	Tri-Valley Corp	106
20,290	e*	TXCO Resources, Inc	204
10,127	e*	Union Drilling, Inc	107
33,835	*	Unit Corp	1,686
40,557	e*	Vaalco Energy, Inc	277
14,572	e*	Venoco, Inc	189
21,672	e	W&T Offshore, Inc	591
37,871	*	Warren Resources, Inc	378
491,146	*	Weatherford International Ltd	12,347
31,520	*	Whiting Petroleum Corp	2,246
30,921	e*	Willbros Group, Inc	819
400,507		XTO Energy, Inc	18,632
		TOTAL OIL AND GAS EXTRACTION	353,940

PAPER AND ALLIED PRODUCTS - 0.49%
38,425	e*	AbitibiBowater, Inc	149
71,437		Bemis Co	1,872
26,323	*	Buckeye Technologies, Inc	216
38,005	e*	Cenveo, Inc	292
352,281	*	Domtar Corporation	1,620
30,362		Glatfelter	411
104,801	e*	Graphic Packaging Holding Co	262
25,049		Greif, Inc (Class A)	1,644
310,121		International Paper Co	8,119
13,461	e*	Kapstone Paper and Packaging Corp	85
303,853		Kimberly-Clark Corp	19,702
124,927	e	MeadWestvaco Corp	2,912
20,151	e*	Mercer International, Inc	74
10,278		Neenah Paper, Inc	204
72,673		Packaging Corp of America	1,685
28,437		Rock-Tenn Co (Class A)	1,137
9,960		Schweitzer-Mauduit International, Inc	189
196,880	e*	Smurfit-Stone Container Corp	925
71,238		Sonoco Products Co	2,114
74,852	e	Temple-Inland, Inc	1,142
9,838		Verso Paper Corp	26
29,954	e	Wausau Paper Corp	303
		TOTAL PAPER AND ALLIED PRODUCTS	45,083

PERSONAL SERVICES - 0.16%
94,277		Cintas Corp	2,707

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,600	e*	Coinstar, Inc	$659
15,088		G & K Services, Inc (Class A)	499
233,203		H&R Block, Inc	5,305
20,449	e	Jackson Hewitt Tax Service, Inc	314
31,315		Regis Corp	861
68,023	e*	Sally Beauty Holdings, Inc	585
187,277		Service Corp International	1,566
11,970	e*	Steiner Leisure Ltd	412
9,989		Unifirst Corp	430
26,680	e	Weight Watchers International, Inc	976
		TOTAL PERSONAL SERVICES	14,314

PETROLEUM AND COAL PRODUCTS - 7.54%
9,171	e	Alon USA Energy, Inc	124
26,486	e*	American Oil & Gas, Inc	69
242,079		Apache Corp	25,244
45,243		Ashland, Inc	1,323
74,861		Cabot Oil & Gas Corp	2,705
1,501,783		Chevron Corp	123,867
1,120,102		ConocoPhillips	82,047
14,100	e*	CVR Energy, Inc	120
7,530		Delek US Holdings, Inc	70
323,756		Devon Energy Corp	29,527
180,259		EOG Resources, Inc	16,126
3,835,320		Exxon Mobil Corp	297,851
75,775		Frontier Oil Corp	1,396
68,229	e*	Gran Tierra Energy, Inc	253
34,562	e*	Headwaters, Inc	461
203,041		Hess Corp	16,666
32,029	e	Holly Corp	926
512,747		Marathon Oil Corp	20,443
136,544		Murphy Oil Corp	8,758
94,732	*	Newfield Exploration Co	3,030
124,928		Noble Energy, Inc	6,945
595,289		Occidental Petroleum Corp	41,938
7,327		Quaker Chemical Corp	209
78,278	e*	SandRidge Energy, Inc	1,534
84,104		Sunoco, Inc	2,992
104,160	e	Tesoro Corp	1,718
382,387		Valero Energy Corp	11,586
11,564		WD-40 Co	415
21,900	e	Western Refining, Inc	221
		TOTAL PETROLEUM AND COAL PRODUCTS	698,564

PIPELINES, EXCEPT NATURAL GAS - 0.12%
459,422		Spectra Energy Corp	10,934
		TOTAL PIPELINES, EXCEPT NATURAL GAS	10,934

PRIMARY METAL INDUSTRIES - 0.82%
82,503		AK Steel Holding Corp	2,138
591,504		Alcoa, Inc	13,356
73,511	e	Allegheny Technologies, Inc	2,172
31,881	e	Belden CDT, Inc	1,013

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
14,781	e*	Brush Engineered Materials, Inc	$274
34,840		Carpenter Technology Corp	894
25,069	e*	Century Aluminum Co	694
6,101	e*	Coleman Cable, Inc	61
50,127	e*	CommScope, Inc	1,736
1,139,420		Corning, Inc	17,821
15,305	e	Encore Wire Corp	277
10,195	e*	Fushi Copperweld, Inc	99
37,991	e*	General Cable Corp	1,354
7,639	e*	General Steel Holdings, Inc	55
20,138	e	Gibraltar Industries, Inc	377
8,302	*	Haynes International, Inc	389
24,699	*	Horsehead Holding Corp	146
42,693		Hubbell, Inc (Class B)	1,496
21,924	e	Matthews International Corp (Class A)	1,112
23,017	e*	Metalico, Inc	136
25,216		Mueller Industries, Inc	580
6,217	e*	Northwest Pipe Co	271
228,488		Nucor Corp	9,025
5,831	e	Olympic Steel, Inc	172
100,503		Precision Castparts Corp	7,918
16,800	e*	RTI International Metals, Inc	329
15,609	e	Schnitzer Steel Industries, Inc (Class A)	612
128,760		Steel Dynamics, Inc	2,201
17,419	e	Texas Industries, Inc	712
68,771	e	Titanium Metals Corp	780
24,156		Tredegar Corp	430
85,314		United States Steel Corp	6,621
4,623	e*	Universal Stainless & Alloy	118
46,555	e	Worthington Industries, Inc	696
		TOTAL PRIMARY METAL INDUSTRIES	76,065

PRINTING AND PUBLISHING - 0.33%
36,106	*	ACCO Brands Corp	272
11,975	e	AH Belo Corp (Class A)	62
34,915	e	American Greetings Corp (Class A)	534
59,879		Belo (A.H.) Corp (Class A)	357
22,675		Bowne & Co, Inc	262
16,074	e*	China Information Security Technology, Inc	76
8,210	*	Consolidated Graphics, Inc	249
6,267	e	Courier Corp	128
5,480	e	CSS Industries, Inc	141
15,501	e*	Dolan Media Co	156
41,638		Dun & Bradstreet Corp	3,929
17,307		Ennis, Inc	268
21,197	e	EW Scripps Co (Class A)	150
165,881	e	Gannett Co, Inc	2,805
10,680	e,v	GateHouse Media, Inc	5
35,148	e	Harte-Hanks, Inc	364
30,975		John Wiley & Sons, Inc (Class A)	1,253
30,943	e	Journal Communications, Inc (Class A)	151
33,495	e	Lee Enterprises, Inc	117
19,558	e*	Martha Stewart Living Omnimedia, Inc (Class A)	166

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
31,868	e	McClatchy Co (Class A)	$140
230,289		McGraw-Hill Cos, Inc	7,279
17,518		Media General, Inc (Class A)	218
28,456	e	Meredith Corp	798
31,584	*	MSCI, Inc (Class A)	758
5,947	e	Multi-Color Corp	142
103,118	e	New York Times Co (Class A)	1,474
12,663	e*	Playboy Enterprises, Inc (Class B)	50
20,352	e*	Presstek, Inc	115
31,380	e	Primedia, Inc	76
50,122	e*	R.H. Donnelley Corp	100
152,447		R.R. Donnelley & Sons Co	3,740
10,767	e	Schawk, Inc (Class A)	163
17,418	e	Scholastic Corp	447
10,680	e	Standard Register Co	105
35,061	*	Valassis Communications, Inc	304
33,490	e*	VistaPrint Ltd	1,100
4,429		Washington Post Co (Class B)	2,466
		TOTAL PRINTING AND PUBLISHING	30,920

RAILROAD TRANSPORTATION - 0.90%
204,143		Burlington Northern Santa Fe Corp	18,869
293,147		CSX Corp	15,997
22,115	*	Genesee & Wyoming, Inc (Class A)	830
65,798	*	Kansas City Southern Industries, Inc	2,919
272,461		Norfolk Southern Corp	18,040
375,353		Union Pacific Corp	26,710
		TOTAL RAILROAD TRANSPORTATION	83,365

REAL ESTATE - 0.10%
130,923	*	CB Richard Ellis Group, Inc (Class A)	1,750
4,977	e	Consolidated-Tomoka Land Co	215
12,814		DuPont Fabros Technology, Inc	195
53,262	e	Forest City Enterprises, Inc (Class A)	1,634
24,950	*	Forestar Real Estate Group, Inc	368
7,288	e*	FX Real Estate and Entertainment, Inc	8
28,153	e	Grubb & Ellis Co	76
22,673		Jones Lang LaSalle, Inc	986
19,220	e*	LoopNet, Inc	189
65,249	e*	St. Joe Co	2,551
68,986	e	Stewart Enterprises, Inc (Class A)	542
3,435	e*	Stratus Properties, Inc	95
16,966		Thomas Properties Group, Inc	171
		TOTAL REAL ESTATE	8,780

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.34%
5,113	e*	AEP Industries, Inc	102
43,609		Cooper Tire & Rubber Co	375
9,928	e*	Deckers Outdoor Corp	1,033
176,080	e*	Goodyear Tire & Rubber Co	2,696
10,182	e*	Metabolix, Inc	111
197,303		Newell Rubbermaid, Inc	3,405
256,916		Nike, Inc (Class B)	17,188

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
21,213	e	Schulman (A.), Inc	$420
114,127		Sealed Air Corp	2,510
23,839	*	Skechers U.S.A., Inc (Class A)	401
25,932		Spartech Corp	257
27,247	e	Titan International, Inc	581
7,903	e*	Trex Co, Inc	143
46,477		Tupperware Corp	1,284
24,148	e	West Pharmaceutical Services, Inc	1,179
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	31,685

SECURITY AND COMMODITY BROKERS - 2.22%
159,586		Ameriprise Financial, Inc	6,096
13,330		BlackRock, Inc	2,593
98,705		Broadridge Financial Solutions, Inc	1,519
16,951	e	Calamos Asset Management, Inc (Class A)	304
675,655		Charles Schwab Corp	17,567
48,834		CME Group, Inc	18,142
12,285	e	Cohen & Steers, Inc	348
1,420	e	Diamond Hill Investment Group, Inc	128
6,700	*	Duff & Phelps Corp (Class A)	141
307,785	e*	E*Trade Financial Corp	862
73,778	e	Eaton Vance Corp	2,599
6,384		Epoch Holding Corp	67
6,107	e	Evercore Partners, Inc (Class A)	110
20,447	e*	FBR Capital Markets Corp	132
16,378	e*	FCStone Group, Inc	295
61,491		Federated Investors, Inc (Class B)	1,774
111,159		Franklin Resources, Inc	9,796
6,584	e	GAMCO Investors, Inc (Class A)	390
54,396		GFI Group, Inc	256
286,374		Goldman Sachs Group, Inc	36,656
14,103	e	Greenhill & Co, Inc	1,040
28,478	e*	Interactive Brokers Group, Inc (Class A)	631
51,932	*	IntercontinentalExchange, Inc	4,190
3,172	e*	International Assets Holding Corp	76
281,333		Invesco Ltd	5,902
31,292	*	Investment Technology Group, Inc	952
118,828		Janus Capital Group, Inc	2,885
93,511	e	Jefferies Group, Inc	2,095
24,645	e*	KBW, Inc	812
70,728	*	Knight Capital Group, Inc (Class A)	1,051
37,720	*	LaBranche & Co, Inc	170
69,599	e*	Ladenburg Thalmann Financial Services, Inc	125
49,780		Lazard Ltd (Class A)	2,129
101,271		Legg Mason, Inc	3,854
21,429	e*	MarketAxess Holdings, Inc	173
1,109,014		Merrill Lynch & Co, Inc	28,058
70,628	e*	MF Global Ltd	307
801,545	e	Morgan Stanley	18,436
11,610	e*	Morningstar, Inc	644
98,570	*	Nasdaq Stock Market, Inc	3,013
193,010	e	NYSE Euronext	7,562
30,987	e	optionsXpress Holdings, Inc	602

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
10,161	e*	Penson Worldwide, Inc	$141
13,614	e*	Piper Jaffray Cos	589
66,932	e	Raymond James Financial, Inc	2,207
8,937	e	Sanders Morris Harris Group, Inc	77
96,954		SEI Investments Co	2,152
16,314	*	Stifel Financial Corp	814
14,958	e	SWS Group, Inc	302
187,954	e	T Rowe Price Group, Inc	10,095
179,388	*	TD Ameritrade Holding Corp	2,906
15,283	e*	Thomas Weisel Partners Group, Inc	129
8,114	e	US Global Investors, Inc (Class A)	82
800		Value Line, Inc	27
65,258		Waddell & Reed Financial, Inc (Class A)	1,615
3,869	e	Westwood Holdings Group, Inc	183
		TOTAL SECURITY AND COMMODITY BROKERS	205,801

SOCIAL SERVICES - 0.01%
15,384	e*	Capital Senior Living Corp	117
8,598	e*	Providence Service Corp	84
15,649	*	Res-Care, Inc	284
		TOTAL SOCIAL SERVICES	485

SPECIAL TRADE CONTRACTORS - 0.08%
2,319	e	Alico, Inc	110
21,777	*	AsiaInfo Holdings, Inc	200
17,970	e	Chemed Corp	738
28,901		Comfort Systems USA, Inc	386
32,076	*	Dycom Industries, Inc	418
50,074	e*	EMCOR Group, Inc	1,318
20,939	e*	Insituform Technologies, Inc (Class A)	313
10,880	e*	Integrated Electrical Services, Inc	191
13,874	*	Layne Christensen Co	492
123,260	e*	Quanta Services, Inc	3,329
		TOTAL SPECIAL TRADE CONTRACTORS	7,495

STONE, CLAY, AND GLASS PRODUCTS - 0.49%
510,236		3M Co	34,854
18,958	e	Apogee Enterprises, Inc	285
18,135	*	Cabot Microelectronics Corp	582
16,727	e	CARBO Ceramics, Inc	863
30,689	e	Eagle Materials, Inc	687
100,799		Gentex Corp	1,441
9,960	e	Libbey, Inc	85
54,868	e*	Owens Corning, Inc	1,312
119,673	*	Owens-Illinois, Inc	3,518
23,708	e*	US Concrete, Inc	106
51,467	e*	USG Corp	1,318
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	45,051

TEXTILE MILL PRODUCTS - 0.00% **
10,106	e	Oxford Industries, Inc	261
14,120	e	Xerium Technologies, Inc	91
		TOTAL TEXTILE MILL PRODUCTS	352

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
TOBACCO PRODUCTS - 1.31%
1,519,039		Altria Group, Inc	$30,138
125,561		Lorillard, Inc	8,934
1,530,883		Philip Morris International, Inc	73,635
19,118	e	Universal Corp	939
108,220		UST, Inc	7,201
22,782	e	Vector Group Ltd	402
		TOTAL TOBACCO PRODUCTS	121,249

TRANSPORTATION BY AIR - 0.41%
7,464	e*	Air Methods Corp	211
94,997	e*	Airtran Holdings, Inc	231
28,126	e*	Alaska Air Group, Inc	573
9,658	*	Allegiant Travel Co	341
184,566	e*	AMR Corp	1,812
9,351	*	Atlas Air Worldwide Holdings, Inc	377
17,513	e*	Bristow Group, Inc	593
85,896	*	Continental Airlines, Inc (Class B)	1,433
20,473		Copa Holdings S.A. (Class A)	665
220,833	e*	Delta Air Lines, Inc	1,645
221,063		FedEx Corp	17,473
28,880	e*	Hawaiian Holdings, Inc	268
123,072	e*	JetBlue Airways Corp	609
187,771	*	Northwest Airlines Corp	1,696
9,723	e*	PHI, Inc	359
23,015	e*	Republic Airways Holdings, Inc	235
45,222	e	Skywest, Inc	723
522,898		Southwest Airlines Co	7,587
92,120	e	UAL Corp	810
82,671	e*	US Airways Group, Inc	499
		TOTAL TRANSPORTATION BY AIR	38,140

TRANSPORTATION EQUIPMENT - 2.35%
13,757		A.O. Smith Corp	539
29,552	e*	AAR Corp	490
16,459	e*	Accuride Corp	26
7,435	e*	Aerovironment, Inc	238
42,925	e	American Axle & Manufacturing Holdings, Inc	230
7,032	e	American Railcar Industries, Inc	113
15,097	e*	Amerigon, Inc (Class A)	99
56,584	e	ArvinMeritor, Inc	738
14,702	*	ATC Technology Corp	349
52,193		Autoliv, Inc	1,762
74,030	*	BE Aerospace, Inc	1,172
545,742		Boeing Co	31,298
63,775	e	Brunswick Corp	816
36,782	e	Clarcor, Inc	1,396
18,024	e*	Cogo Group, Inc	95
71,358	*	Dana Holding Corp	345
7,682	*	Dorman Products, Inc	96
7,637		Ducommun, Inc	182
34,017	e	Federal Signal Corp	466

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
41,202	e,v*	Fleetwood Enterprises, Inc	$42
48,080	e*	Force Protection, Inc	129
1,571,025	e*	Ford Motor Co	8,169
8,920	e	Freightcar America, Inc	261
8,831	e*	Fuel Systems Solutions, Inc	304
42,477	e*	GenCorp, Inc	286
288,653		General Dynamics Corp	21,251
359,925	e	General Motors Corp	3,401
7,281	e*	GenTek, Inc	187
117,755		Genuine Parts Co	4,735
88,778		Goodrich Corp	3,693
12,975	e	Greenbrier Cos, Inc	253
17,217	e	Group 1 Automotive, Inc	374
169,915	e	Harley-Davidson, Inc	6,338
60,578		Harsco Corp	2,253
68,148	e*	Hayes Lemmerz International, Inc	186
18,067	e	Heico Corp	593
17,547		Kaman Corp	500
6,398	*	LMI Aerospace, Inc	129
238,368		Lockheed Martin Corp	26,142
247,942		Northrop Grumman Corp	15,010
42,061	*	Orbital Sciences Corp	1,008
58,327		Oshkosh Truck Corp	768
264,465		Paccar, Inc	10,100
92,051	*	Pactiv Corp	2,286
24,262	e	Polaris Industries, Inc	1,104
306,732		Raytheon Co	16,413
22,924	e	Spartan Motors, Inc	73
75,416	*	Spirit Aerosystems Holdings, Inc (Class A)	1,212
17,715	e	Superior Industries International, Inc	339
39,420	e*	Tenneco, Inc	419
25,200	e	Thor Industries, Inc	625
24,854	e*	TransDigm Group, Inc	851
56,862	e	Trinity Industries, Inc	1,463
12,081	e	Triumph Group, Inc	552
34,573	*	TRW Automotive Holdings Corp	550
706,477		United Technologies Corp	42,431
91,916	e*	Visteon Corp	213
22,100	e	Wabash National Corp	209
34,451		Westinghouse Air Brake Technologies Corp	1,765
24,826	e	Winnebago Industries, Inc	321
10,178	e*	Wonder Auto Technology, Inc	65
		TOTAL TRANSPORTATION EQUIPMENT	217,453

TRANSPORTATION SERVICES - 0.19%
14,656	e	Ambassadors Group, Inc	233
122,645	e	CH Robinson Worldwide, Inc	6,250
8,003	e*	Dynamex, Inc	228
153,062		Expeditors International Washington, Inc	5,333
33,063		GATX Corp	1,308
28,305	*	HUB Group, Inc (Class A)	1,066
26,504	*	Interval Leisure Group, Inc	276
52,376	*	Lear Corp	550

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,000	e*	Orbitz Worldwide, Inc	$117
26,631	e	Pacer International, Inc	439
34,031	e	Ship Finance International Ltd	734
70,126		UTI Worldwide, Inc	1,194
		TOTAL TRANSPORTATION SERVICES	17,728

TRUCKING AND WAREHOUSING - 0.44%
17,410	e	Arkansas Best Corp	587
16,346	*	Celadon Group, Inc	187
32,001		Con-way, Inc	1,412
22,919		Forward Air Corp	624
46,789	e	Heartland Express, Inc	726
58,764		J.B. Hunt Transport Services, Inc	1,961
38,373		Landstar System, Inc	1,691
14,139	*	Marten Transport Ltd	276
19,477	*	Old Dominion Freight Line	552
1,137	e*	Patriot Transportation Holding, Inc	90
9,635	*	Saia, Inc	128
496,049		United Parcel Service, Inc (Class B)	31,197
3,884	e*	Universal Truckload Services, Inc	95
35,401	e	Werner Enterprises, Inc	769
41,066	e*	YRC Worldwide, Inc	491
		TOTAL TRUCKING AND WAREHOUSING	40,786

WATER TRANSPORTATION - 0.28%
30,756	e	Alexander & Baldwin, Inc	1,354
35,144	e*	American Commercial Lines, Inc	374
9,576	e	Arlington Tankers Ltd	147
315,682		Carnival Corp	11,159
25,961	e	DHT Maritime, Inc	174
36,764	e	Eagle Bulk Shipping, Inc	512
35,894	e	Frontline Ltd	1,725
17,930	e	Genco Shipping & Trading Ltd	596
20,656	e	General Maritime Corp	402
24,752	e	Golar LNG Ltd	329
16,461	*	Gulfmark Offshore, Inc	739
23,837	e	Horizon Lines, Inc (Class A)	235
19,065	e*	Hornbeck Offshore Services, Inc	736
4,290	*	International Shipholding Corp	94
37,552	*	Kirby Corp	1,425
11,975	e	Knightsbridge Tankers Ltd	317
26,351	e	Nordic American Tanker Shipping	845
28,315	e*	Odyssey Marine Exploration, Inc	129
17,578		Overseas Shipholding Group, Inc	1,025
99,815	e	Royal Caribbean Cruises Ltd	2,071
10,426	e*	TBS International Ltd (Class A)	140
29,793	e	Teekay Corp	786
9,000	e	Teekay Tankers Ltd (Class A)	152
18,066	e*	Ultrapetrol Bahamas Ltd	142
		TOTAL WATER TRANSPORTATION	25,608

WHOLESALE TRADE-DURABLE GOODS - 0.38%
18,766	e	Agilysys, Inc	189

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
30,894		Applied Industrial Technologies, Inc	$832
89,079	*	Arrow Electronics, Inc	2,336
34,240	e	Barnes Group, Inc	692
30,944	e*	Beacon Roofing Supply, Inc	483
82,984		BorgWarner, Inc	2,719
8,096	e*	Cardtronics, Inc	64
11,808		Castle (A.M.) & Co	204
8,056	*	Chindex International, Inc	87
21,081	e*	Conceptus, Inc	350
14,464	*	DemandTec, Inc	130
13,898	*	Digi International, Inc	142
13,174	e*	Drew Industries, Inc	225
12,096	e*	Hansen Medical, Inc	163
12,024	e	Houston Wire & Cable Co	206
57,906		IKON Office Solutions, Inc	985
121,320	*	Ingram Micro, Inc (Class A)	1,950
34,716	*	Insight Enterprises, Inc	466
23,318	*	Interline Brands, Inc	378
42,424	e	Knight Transportation, Inc	720
3,000	e	Lawson Products, Inc	83
97,566	e*	LKQ Corp	1,656
29,698	e	Martin Marietta Materials, Inc	3,326
10,200	*	MedAssets, Inc	175
6,104	*	MWI Veterinary Supply, Inc	240
30,251		Owens & Minor, Inc	1,467
92,113	*	Patterson Cos, Inc	2,801
29,853	e	PEP Boys-Manny Moe & Jack	184
34,775	e	Pool Corp	811
47,725	e*	PSS World Medical, Inc	931
45,751		Reliance Steel & Aluminum Co	1,737
40,386	*	Solera Holdings, Inc	1,160
41,738	*	Tech Data Corp	1,246
5,206	e*	Titan Machinery, Inc	108
29,444	e*	TomoTherapy, Inc	135
26,379	e*	Tyler Technologies, Inc	400
55,044		W.W. Grainger, Inc	4,787
30,445	*	WESCO International, Inc	980
		TOTAL WHOLESALE TRADE-DURABLE GOODS	35,548

WHOLESALE TRADE-NONDURABLE GOODS - 0.63%
17,815		Aceto Corp	171
59,564		Airgas, Inc	2,957
31,521	e*	Akorn, Inc	162
68,179	*	Alliance One International, Inc	259
39,080	e	Allscripts Healthcare Solutions, Inc	486
13,080	e	Andersons, Inc	461
43,732	e*	Bare Escentuals, Inc	475
19,314	e*	BMP Sunstone Corp	134
59,824		Brown-Forman Corp (Class B)	4,296
258,876		Cardinal Health, Inc	12,757
29,421	*	Central European Distribution Corp	1,336
7,034	e*	Core-Mark Holding Co, Inc	176
1	*	CPEX Pharmaceuticals, Inc	-	^

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
97,506	*	Dean Foods Co	$2,278
90,005	*	Endo Pharmaceuticals Holdings, Inc	1,800
33,824	e*	Fresh Del Monte Produce, Inc	751
12,384	e*	Green Mountain Coffee Roasters, Inc	487
28,103	e*	Hain Celestial Group, Inc	774
64,853	*	Henry Schein, Inc	3,492
49,099	e	Herbalife Ltd	1,940
104,836	e	Idearc, Inc	131
6,203	e	Kenneth Cole Productions, Inc (Class A)	91
19,366	e	K-Swiss, Inc (Class A)	337
10,408	e*	LSB Industries, Inc	144
2,095	e*	Maui Land & Pineapple Co, Inc	58
38,303	e	Men's Wearhouse, Inc	814
18,114		Myers Industries, Inc	228
8,977	e	Nash Finch Co	387
38,826		Nu Skin Enterprises, Inc (Class A)	630
9,998	*	Perry Ellis International, Inc	149
14,249	e*	School Specialty, Inc	444
14,127		Spartan Stores, Inc	351
7,517	e*	Synutra International, Inc	151
434,115		Sysco Corp	13,384
65,683		Terra Industries, Inc	1,931
24,470	e*	Tractor Supply Co	1,029
30,443	e*	United Natural Foods, Inc	761
18,197	*	United Stationers, Inc	870
6,399	e	Valhi, Inc	116
13,192	e*	Volcom, Inc	228
15,316	e	Zep, Inc	270
12,850	e*	Zhongpin, Inc	137
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	57,833

		TOTAL COMMON STOCKS	9,190,224
		(Cost $8,353,777)

PRINCIPAL

SHORT-TERM INVESTMENTS - 11.86%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.52%
$ 21,500,000		Federal Home Loan Bank Discount Notes, 0.000%, 10/01/08	21,500
10,000,000		Federal Home Loan Bank Discount Notes, 0.000%, 10/23/08	9,997
17,000,000		Freddie Mac Discount Notes, 0.000% 11/03/08	16,970
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	48,467

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.34%
1,049,530,188		State Street Navigator Securities Lending Prime Portfolio	1,049,530
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	1,049,530

		TOTAL SHORT-TERM INVESTMENTS	1,097,997
		(Cost $1,097,981)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

VALUE
(000)
	TOTAL PORTFOLIO - 111.11%	$10,288,221
(Cost $9,451,758)

	OTHER ASSETS & LIABILITIES, NET - (11.11)%	(1,028,449)

	NET ASSETS - 100.00%	$9,259,772

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements
on open futures contracts in the amount of $3,286,874.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

At September 30, 2008, the net unrealized appreciation on investments was $836,462,560 consisting of gross unrealized appreciation of $2,360,646,086 and gross unrealized depreciation of $1,524,183,526.

	Number of		Expiration	Unrealized
Open Futures Contracts	Contracts	Market Value	Date	(Depreciation)
E-Mini Russell 2000 Index	72	$4,884,480	December 2008	$(242,761)
E-mini S&P 500 Index	672	39,278,400	December 2008	(1,764,055)
E-mini S&P Mid-Cap 400 Index	66	4,819,980	December 2008	(287,330)
				$(2,294,146)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008
				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)

BONDS - 97.54%

CORPORATE BONDS - 29.83%

AMUSEMENT AND RECREATION SERVICES - 0.10%
$ 3,750,000		Walt Disney Co	5.700%	07/15/11	A2	$3,863
4,500,000		Walt Disney Co	4.700	12/01/12	A2	4,478
		TOTAL AMUSEMENT AND RECREATION SERVICES				8,341

ASSET BACKED - 6.00%
4,521,322		AmeriCredit Automobile Receivables Trust
		Series 2006-AF (Class A3)	5.560	09/06/11	Aaa	4,498
20,000,000		AmeriCredit Automobile Receivables Trust
		Series 2006-AF (Class A4)	5.640	09/06/13	Aaa	19,402
14,000,000		AmeriCredit Automobile Receivables Trust
		Series 2007-BF (Class A3A)	5.160	04/06/12	Aaa	13,680
372,699	i	AQ Finance NIM Trust Series 2004-RN2	3.407	04/25/09	Aaa	351
298,667	i, m, v	AQ Finance NIM Trust Series 2004-RN3	3.387	05/25/09	Aaa	284
74,236		Asset Backed Funding Corp NIM Trust Series
		2005-WMC1 (Class N1)	5.900	07/26/35	N/R	-	^
10,000,000		Centex Home Equity Series 2004-C
		(Class AF5)	5.980	06/25/34	Aaa	8,874
1,383,412		Centex Home Equity Series 2004-D
		(Class MF2)	5.560	09/25/34	Aa3	786
27,024,356		Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6
		(Class 1A7)	4.277	09/25/33	Aaa	23,620
1,059,433	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2
		(Class 1B)	5.700	02/25/35	Baa2	508
2,696,741	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2
		(Class 1M1)	5.700	02/25/35	Aa2	1,918
1,348,370	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2
		(Class 1M2)	5.700	02/25/35	A2	889
4,623,004		CIT Group Home Equity Loan Trust Series
		2002-1 (Class AF6)	6.200	02/25/30	Aaa	3,887
34,769		CIT Group Home Equity Loan Trust Series
		2002-2 (Class BF)	6.830	06/25/33	Ba1	18
682,304		CIT Group Home Equity Loan Trust Series
		2002-2 (Class MF2)	6.390	12/25/30	A3	460
28,400,000		Citicorp Mortgage Securities, Inc Series
		2006-1 (Class A3)	5.706	07/25/36	Aaa	26,996
15,812,000		Citicorp Mortgage Securities, Inc Series
		2006-2 (Class A3)	5.563	09/25/36	Aaa	15,362
803,701	i	Countrywide Home Equity Loan Trust Series
		2004-B (Class 1A)	2.708	02/15/29	A3	396
6,879,690		Credit-Based Asset Servicing and
		Securitization LLC Series 2007-MX1
		(Class A1)	6.159	12/25/36	Aaa	6,709

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 25,000,000		Flagstar Home Equity Loan Trust Series
		2007-1A (Class AF3)	5.781%	01/25/35	A2	$20,201
6,537,000		GMAC Mortgage Corporation Loan Trust
		2006-HLTV A3	5.590	10/25/29	Aa1	5,671
2,600,000		GMAC Mortgage Corporation Loan Trust
		2006-HLTV A4	5.810	10/25/29	A1	1,677
1,565,348	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	1,548
3,333,333		Hertz Vehicle Financing LLC Series 2005-2A
		(Class A2)	4.930	02/25/10	Aa3	3,280
6,095,491		HFC Home Equity Loan Asset Backed
		Certificates Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	6,019
4,000,000		HFC Home Equity Loan Asset Backed
		Certificates Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	3,379
15,000,000		Honda Auto Receivables Owner Trust Series
		2007-1 (Class A4)	5.090	07/18/13	N/R	14,719
13,147,462		Household Automotive Trust Series 2006-2
		(Class A3)	5.610	08/17/11	Aaa	13,029
41,000,000		Household Automotive Trust Series 2006-3
		(Class A4)	5.340	09/17/13	Aaa	38,939
24,000,000		Household Credit Card Master Note Trust I
		Series 2006-1 (Class A)	5.100	06/15/12	Aaa	23,575
7,078,437		Hyundai Auto Receivables Trust Series 2006-
		A (Class A3)	5.130	06/15/10	Aaa	7,094
27,000,000		Hyundai Auto Receivables Trust Series 2006-B
		(Class A4)	5.150	05/15/13	Aaa	26,579
11,000,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	10,981
4,260,255		Marriott Vacation Club Owner Trust Series
		2007-1A (Class A)	5.518	05/20/29	Aaa	3,908
86,947	m, v	New York City Tax Lien Series 2006-AA
		(Class A)	5.930	11/10/19	Aaa	57
25,678,368		Nissan Auto Lease Trust Series 2006-A
		(Class A3)	5.110	03/15/10	Aaa	25,618
14,500,000		Nissan Auto Lease Trust Series 2006-A
		(Class A4)	5.100	07/16/12	Aaa	14,288
6,500,000		Renaissance Home Equity Loan Trust Series
		2006-3 (Class AF3)	5.586	11/25/36	Aaa	5,714
12,000,000	i	Residential Asset Mortgage Products, Inc
		Series 2004-RS11 (Class M1)	3.827	11/25/34	Aa1	9,831
897,436	i	Residential Asset Securities Corp Series 2001-
		KS2 (Class AI6)	6.489	10/25/30	Aaa	815
5,000,000		Residential Funding Mortgage Securities II,
		Inc Series 2005-HI1 (Class A5)	5.450	08/25/34	A3	3,241
8,000,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-H12 (Class A2)	5.750	02/25/36	A3	7,351
2,500,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	1,413
350,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	135
2,000,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI3 (Class A2)	5.950	02/25/36	A3	1,769
6,000,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI3 (Class A3)	5.960	02/25/36	A3	4,433
9,628,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI4 (Class A2)	5.450	09/25/36	A3	8,116

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 30,000,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI4 (Class A3)	5.440%	09/25/36	A3	$18,381
7,000,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI5 (Class A2)	5.520	04/25/21	A3	5,505
13,500,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI5 (Class A3)	5.500	08/25/25	A3	7,215
1,857,654	m	Sierra Receivables Funding Co Series 2006-
		1A (Class A1)	5.840	05/20/18	A2	1,773
23,998,060	m, v	Sonic Capital LLC Series 2006-1A
		(Class A2)	5.096	12/20/31	Aa3	19,791
15,000,000		Triad Auto Receivables Owner Trust Series
		2006-C (Class A4)	5.310	05/13/13	Aa3	13,294
10,998,193		Volkswagen Auto Lease Trust Series 2006-A
		(Class A3)	5.500	09/21/09	Aaa	11,029
10,400,000		Volkswagen Auto Lease Trust Series 2006-A
		(Class A4)	5.540	04/20/11	Aaa	10,443
2,431,437	m, v	Wachovia Amortization Controlled Heloc
		NIM Series 2006-N1 (Class N1)	5.683	08/12/47	A3	2,330
12,327,801		Wachovia Auto Loan Owner Trust Series
		2006-2A (Class A3)	5.230	08/22/11	Aaa	12,338
4,504,933	i	Wachovia Loan Trust Series 2005-SD1
		(Class A)	3.567	05/25/35	N/R	3,941
		TOTAL ASSET BACKED				498,058

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.13%
5,525,000		Home Depot, Inc	5.250	12/16/13	Baa1	5,088
5,750,000		Lowe's Cos, Inc	8.250	06/01/10	A1	6,106
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				11,194

BUSINESS SERVICES - 0.30%
3,250,000		Daimler Finance North America LLC	5.875	03/15/11	A3	3,239
7,400,000		Daimler Finance North America LLC	5.750	09/08/11	A3	7,306
4,500,000	g	Hanarotelecom, Inc	7.000	02/01/12	Baa3	4,290
4,190,000		Lamar Media Corp	7.250	01/01/13	Ba3	3,792
375,000		Lamar Media Corp	6.625	08/15/15	Ba3	310
3,700,000		Oracle Corp	4.950	04/15/13	A2	3,688
2,310,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	2,004
		TOTAL BUSINESS SERVICES				24,629

CHEMICALS AND ALLIED PRODUCTS - 0.51%
1,550,000		Abbott Laboratories	5.600	05/15/11	A1	1,602
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	4,410
1,000,000		Amgen, Inc	5.850	06/01/17	A2	960
2,300,000		Bristol-Myers Squibb Co	6.125	05/01/38	A2	2,090
3,500,000		Chemtura Corp	6.875	06/01/16	Ba2	2,800
1,570,000		Clorox Co	5.450	10/15/12	Baa2	1,564
7,575,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	7,192
3,760,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	A1	3,530
4,150,000		Johnson & Johnson	5.950	08/15/37	Aaa	4,104
4,000,000		Johnson & Johnson	5.850	07/15/38	Aaa	3,889
2,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	2,488
5,050,000		Praxair, Inc	5.250	11/15/14	A2	4,937
3,225,000		Schering-Plough Corp	6.550	09/15/37	Baa1	2,954
		TOTAL CHEMICALS AND ALLIED PRODUCTS				42,520

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
COMMUNICATIONS - 2.28%
$ 4,000,000		America Movil SAB de C.V.	6.125%	11/15/37	A3	$3,383
3,000,000		AT&T Corp	7.300	11/15/11	A2	3,115
13,125,000		AT&T, Inc	5.100	09/15/14	A2	12,276
2,000,000		AT&T, Inc	6.150	09/15/34	A2	1,668
6,700,000		AT&T, Inc	6.500	09/01/37	A2	5,700
3,500,000		AT&T, Inc	6.300	01/15/38	A2	2,899
2,774,000		Comcast Cable Communications Holdings,
		Inc	8.375	03/15/13	Baa2	2,909
13,475,000		Comcast Corp	5.900	03/15/16	Baa2	12,351
11,650,000		Comcast Corp	5.875	02/15/18	Baa2	10,388
6,000,000		Comcast Corp	5.650	06/15/35	Baa2	4,460
2,750,000		Comcast Corp	6.500	11/15/35	Baa2	2,296
7,575,000		Comcast Corp	6.400	05/15/38	Baa2	6,060
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	A3	3,868
4,740,000	g	DirecTV Holdings LLC	7.625	05/15/16	Ba3	4,290
3,900,000		France Telecom S.A.	7.750	03/01/11	A3	4,093
3,600,000	g	Globo Comunicacao e Participacoes S.A.	7.250	04/26/22	Ba1	3,150
1,150,000		GTE Corp	6.840	04/15/18	Baa1	1,086
4,000,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	4,211
4,750,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	5,252
3,000,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	2,842
4,500,000		Qwest Corp	8.875	03/15/12	Ba1	4,410
500,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	490
3,950,000		Rogers Communications, Inc	6.800	08/15/18	Baa3	3,737
2,500,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	2,494
4,500,000		Sprint Capital Corp	8.750	03/15/32	Baa3	3,510
1,225,000		Sprint Nextel Corp	6.000	12/01/16	Baa3	943
6,300,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	5,313
2,825,000		Telecom Italia Capital S.A.	6.999	06/04/18	Baa2	2,536
8,000,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	7,363
15,000,000		Telefonos de Mexico SAB de CV	4.500	11/19/08	A3	14,964
7,000,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	6,659
9,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	7,929
2,275,000		Time Warner Cable, Inc	6.550	05/01/37	Baa2	1,842
5,550,000		Verizon Communications, Inc	5.250	04/15/13	A3	5,349
2,900,000		Verizon Communications, Inc	6.400	02/15/38	A3	2,420
2,850,000		Verizon Communications, Inc	6.900	04/15/38	A3	2,526
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	5,982
4,850,000		Viacom, Inc	5.750	04/30/11	Baa3	4,712
5,610,000		Viacom, Inc	6.125	10/05/17	Baa3	5,089
3,500,000		Viacom, Inc	6.875	04/30/36	Baa3	2,806
2,000,000		Vodafone Group plc	5.000	12/16/13	Baa1	1,888
		TOTAL COMMUNICATIONS				189,259

DEPOSITORY INSTITUTIONS - 3.97%
34,600,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	35,491
30,500,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	32,501
4,000,000		Bank of America Corp	6.250	04/15/12	Aa2	3,881
8,025,000		Bank of America Corp	4.900	05/01/13	Aa2	7,260
5,725,000		Bank of America Corp	5.750	12/01/17	Aa2	4,855
18,550,000		Bank of America NA	5.300	03/15/17	Aa1	15,409
4,250,000		Bank One Corp	5.250	01/30/13	Aa3	4,013
2,500,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	1,645
3,250,000		Citigroup, Inc	5.100	09/29/11	Aa3	2,984
7,375,000		Citigroup, Inc	5.300	10/17/12	Aa3	6,565
18,500,000		Citigroup, Inc	5.125	05/05/14	Aa3	15,203

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 6,655,000		Citigroup, Inc	5.000%	09/15/14	A1	$5,103
7,575,000		Citigroup, Inc	6.875	03/05/38	Aa3	6,196
11,550,000		Credit Suisse	5.000	05/15/13	Aa1	10,703
45,000,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	42,660
3,500,000		Deutsche Bank AG.	4.875	05/20/13	Aa1	3,343
3,500,000		Golden West Financial Corp	4.750	10/01/12	Aa3	2,678
7,000,000		HSBC Bank USA NA	4.625	04/01/14	Aa3	6,295
2,100,000		HSBC Holdings plc	6.500	09/15/37	Aa3	1,786
3,500,000	i	Huntington Capital III	6.650	05/15/37	Baa1	1,289
3,600,000	i	ING Groep NV	5.775	12/30/49	A1	2,877
1,000,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	1,020
4,500,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	4,237
5,500,000		JPMorgan Chase & Co	5.750	01/02/13	Aa3	5,266
10,050,000		JPMorgan Chase & Co	6.400	05/15/38	Aa2	8,689
5,700,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	5,404
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	3,166
2,545,000		National City Corp	4.000	02/01/11	A3	1,183
15,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	15,461
3,250,000		Popular North America, Inc	5.650	04/15/09	A3	3,211
4,250,000	g, i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	3,663
2,500,000		Regions Financial Corp	6.375	05/15/12	A3	2,168
5,250,000	g, i	Royal Bank of Scotland Group plc	6.990	12/30/49	Aa3	3,913
2,000,000		Union Bank of California NA	5.950	05/11/16	A1	1,809
2,500,000		US Bank NA	5.700	12/15/08	Aa2	2,505
5,000,000		US Bank NA	4.950	10/30/14	Aa2	4,844
8,275,000		Wachovia Bank NA	4.800	11/01/14	Aa2	4,908
2,050,000		Wachovia Bank NA	5.850	02/01/37	Aa2	912
14,375,000		Wachovia Corp	5.300	10/15/11	Aa3	11,987
6,625,000		Wachovia Corp	5.500	05/01/13	A1	5,481
4,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	3,953
7,600,000		Wells Fargo & Co	4.375	01/31/13	Aa1	6,986
7,050,000		Wells Fargo & Co	5.625	12/11/17	Aa1	6,479
10,650,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	9,579
		TOTAL DEPOSITORY INSTITUTIONS				329,561

EATING AND DRINKING PLACES - 0.03%
2,850,000		McDonald's Corp	5.350	03/01/18	A3	2,758
		TOTAL EATING AND DRINKING PLACES				2,758

ELECTRIC, GAS, AND SANITARY SERVICES - 1.45%
3,875,000	g	Abu Dhabi National Energy Co	6.600	08/01/13	Aa2	3,847
2,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	1,620
8,225,000		American Water Capital Corp	6.085	10/15/17	Baa2	7,608
4,500,000		Carolina Power & Light Co	5.125	09/15/13	A2	4,494
2,750,000		Carolina Power & Light Co	5.700	04/01/35	A2	2,372
4,250,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	4,362
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	2,809
5,350,000		Centerpoint Energy, Inc	6.500	05/01/18	Ba1	4,556
4,200,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	3,423
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	3,531
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	3,915
3,750,000		Exelon Generation Co LLC	6.200	10/01/17	A3	3,296
1,860,000		Florida Power & Light Co	4.850	02/01/13	Aa3	1,857
3,500,000		Florida Power Corp	4.500	06/01/10	A2	3,527
2,000,000		Florida Power Corp	6.400	06/15/38	A2	1,894
4,100,000	g	Israel Electric Corp Ltd	7.250	01/15/19	Baa2	4,107

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 2,815,000		Kinder Morgan Energy Partners LP	5.850%	09/15/12	Baa2	$2,734
6,800,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	Baa2	6,057
3,850,000		Midamerican Energy Co	5.800	10/15/36	A2	3,165
4,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	3,849
2,800,000		Nevada Power Co	6.500	08/01/18	Baa3	2,640
3,500,000		Nevada Power Co	6.650	04/01/36	Baa3	3,101
1,750,000		Nevada Power Co	6.750	07/01/37	Baa3	1,568
3,500,000		Ohio Power Co	5.300	11/01/10	A3	3,521
4,075,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,009
2,000,000		Public Service Co of Colorado	7.875	10/01/12	A3	2,177
2,825,000		Public Service Co of Colorado	4.875	03/01/13	A3	2,786
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	2,480
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	A3	2,466
2,250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	1,817
3,750,000		Sempra Energy	6.150	06/15/18	Baa1	3,460
2,750,000		Southern California Edison Co	6.000	01/15/34	A2	2,549
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	Baa1	1,986
2,600,000		Veolia Environnement	5.250	06/03/13	A3	2,557
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	4,322
2,200,000		Waste Management, Inc	6.100	03/15/18	Baa3	2,055
1,500,000		Westar Energy, Inc	6.000	07/01/14	Baa2	1,470
3,000,000		Wisconsin Electric Power Co	5.625	05/15/33	A1	2,444
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				120,431

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.12%
3,300,000		General Electric Co	5.250	12/06/17	Aaa	2,887
2,750,000		Koninklijke Philips Electronics NV	6.875	03/11/38	A3	2,725
4,150,000		L-3 Communications Corp	7.625	06/15/12	Ba3	4,088
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				9,700

FOOD AND KINDRED PRODUCTS - 0.71%
9,815,000		Bottling Group LLC	4.625	11/15/12	Aa2	9,658
1,750,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	1,711
2,750,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	2,394
3,125,000		Diageo Capital plc	5.125	01/30/12	A3	3,147
2,190,000		Diageo Finance BV	3.875	04/01/11	A3	2,168
4,925,000	g	Dr. Pepper Snapple Group, Inc	6.820	05/01/18	Baa3	4,754
1,500,000	g	Dr. Pepper Snapple Group, Inc	7.450	05/01/38	Baa3	1,448
2,500,000	g	Foster's Finance Corp	4.875	10/01/14	Baa2	2,379
3,850,000		General Mills, Inc	5.250	08/15/13	Baa1	3,820
3,400,000		Kraft Foods, Inc	6.000	02/11/13	Baa2	3,379
3,350,000		Kraft Foods, Inc	6.125	02/01/18	Baa2	3,138
3,400,000		Kraft Foods, Inc	6.125	08/23/18	Baa2	3,175
4,000,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	3,478
4,000,000		PepsiCo, Inc	5.000	06/01/18	Aa2	3,862
5,000,000		Reynolds American, Inc	6.500	07/15/10	Ba1	5,199
4,790,000	g	SABMiller plc	5.700	01/15/14	Baa1	4,675
1,250,000		WM Wrigley Jr Co	4.650	07/15/15	A1	1,043
		TOTAL FOOD AND KINDRED PRODUCTS				59,428

FOOD STORES - 0.24%
3,800,000		Delhaize Group	6.500	06/15/17	Baa3	3,599
3,500,000		Kroger Co	7.250	06/01/09	Baa2	3,531
2,500,000		Kroger Co	6.800	04/01/11	Baa2	2,574
6,400,000		Kroger Co	6.400	08/15/17	Baa2	6,137
1,100,000		Safeway, Inc	4.950	08/16/10	Baa2	1,101

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 1,000,000		Safeway, Inc	6.350%	08/15/17	Baa2	$969
1,750,000		Stater Brothers Holdings	8.125	06/15/12	B2	1,715
		TOTAL FOOD STORES				19,626

FORESTRY - 0.03%
2,665,000		Weyerhaeuser Co	5.950	11/01/08	Baa2	2,665
		TOTAL FORESTRY				2,665

FURNITURE AND HOME FURNISHINGS STORES - 0.05%
4,200,000		GSC Holdings Corp	8.000	10/01/12	Ba3	4,221
		TOTAL FURNITURE AND HOME FURNISHINGS STORES				4,221

GENERAL MERCHANDISE STORES - 0.25%
5,400,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	4,537
8,225,000		Macy's Retail Holdings, Inc	5.350	03/15/12	Baa3	7,574
1,725,000		Target Corp	6.000	01/15/18	A2	1,633
3,750,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	2,998
4,600,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	4,196
		TOTAL GENERAL MERCHANDISE STORES				20,938

HEALTH SERVICES - 0.09%
4,500,000	g	DASA Finance Corp	8.750	05/29/18	N/R	3,780
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	3,402
		TOTAL HEALTH SERVICES				7,182

HOLDING AND OTHER INVESTMENT OFFICES - 0.24%
1,380,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	1,275
3,875,000		Boston Properties LP	6.250	01/15/13	Baa2	3,841
5,000,000		Brookfield Asset Management, Inc	7.125	06/15/12	Baa2	5,004
1,600,000		ERP Operating LP	5.750	06/15/17	Baa1	1,347
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	Ba1	1,283
3,650,000		iStar Financial, Inc	5.700	03/01/14	Baa2	1,789
5,000,000		iStar Financial, Inc	5.850	03/15/17	Baa2	2,450
2,825,000		Simon Property Group LP	5.600	09/01/11	A3	2,789
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				19,778

HOTELS AND OTHER LODGING PLACES - 0.02%
1,750,000		MGM Mirage	6.000	10/01/09	Ba2	1,636
		TOTAL HOTELS AND OTHER LODGING PLACES				1,636

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.17%
5,500,000		Caterpillar, Inc	6.050	08/15/36	A2	4,968
5,000,000		Hewlett-Packard Co	5.400	03/01/17	A2	4,706
3,600,000		John Deere Capital Corp	5.350	04/03/18	A2	3,264
1,500,000		Kennametal, Inc	7.200	06/15/12	Baa3	1,552
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				14,490

INSTRUMENTS AND RELATED PRODUCTS - 0.16%
4,000,000		Emerson Electric Co	4.500	05/01/13	A2	3,943
5,000,000		Medtronic, Inc	4.750	09/15/15	A1	4,885
2,150,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	2,469
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,620
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				12,917

INSURANCE CARRIERS - 0.81%
5,610,000		Aetna, Inc	6.500	09/15/18	A3	5,522

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 5,000,000	g	AIG SunAmerica Global Financing VI	6.300%	05/10/11	Aa2	$4,052
5,000,000		American International Group, Inc	5.050	10/01/15	Aa2	2,695
3,750,000		Chubb Corp	6.000	05/11/37	A2	3,148
6,000,000	i	Chubb Corp	6.375	03/29/67	A3	4,576
4,000,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa1	4,272
3,750,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	2,723
4,000,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	3,951
3,000,000		Metlife, Inc	5.375	12/15/12	A2	2,899
9,395,000		Metlife, Inc	5.000	06/15/15	A2	8,570
2,500,000		Metlife, Inc	5.700	06/15/35	A2	1,967
3,000,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	2,987
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	5,372
3,000,000		Prudential Financial, Inc	5.800	06/15/12	A3	2,990
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	A1	2,683
5,000,000		WellPoint, Inc	6.375	01/15/12	Baa1	5,097
1,800,000		WellPoint, Inc	5.875	06/15/17	Baa1	1,666
2,250,000		WellPoint, Inc	5.850	01/15/36	Baa1	1,778
		TOTAL INSURANCE CARRIERS				66,948

METAL MINING - 0.26%
4,000,000		Barrick Gold Financeco LLC	6.125	09/15/13	Baa1	3,931
3,500,000	g	Corp Nacional del Cobre de Chile -
		CODELCO	4.750	10/15/14	Aa3	3,326
6,870,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba2	6,767
3,850,000		Rio Tinto Finance USA Ltd	5.875	07/15/13	A3	3,774
4,000,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	A3	3,783
		TOTAL METAL MINING				21,581

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.02%
1,720,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	N/R	1,656
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,656

MISCELLANEOUS RETAIL - 0.14%
2,500,000		CVS Caremark Corp	5.750	08/15/11	Baa2	2,537
6,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	5,607
3,900,000		Walgreen Co	4.875	08/01/13	A2	3,899
		TOTAL MISCELLANEOUS RETAIL				12,043

MOTION PICTURES - 0.25%
2,500,000		Historic TW, Inc	6.625	05/15/29	Baa2	1,997
3,000,000		Time Warner, Inc	6.750	04/15/11	Baa1	2,993
16,250,000		Time Warner, Inc	6.875	05/01/12	Baa2	16,112
		TOTAL MOTION PICTURES				21,102

NONDEPOSITORY INSTITUTIONS - 1.51%
7,500,000		American General Finance Corp	6.900	12/15/17	A1	3,478
3,500,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	3,456
6,500,000		Capital One Financial Corp	5.700	09/15/11	A3	5,756
4,500,000		CIT Group, Inc	5.850	09/15/16	Baa1	2,183
3,700,000		Countrywide Financial Corp	6.250	05/15/16	Aa3	2,634
1,620,000	g, o	Digicel Ltd	9.250	09/01/12	B3	1,604
4,500,000	g	Drummond Co, Inc	7.375	02/15/16	B2	3,814
3,500,000		General Electric Capital Corp	6.000	06/15/12	Aaa	3,378
4,725,000		General Electric Capital Corp	5.450	01/15/13	Aaa	4,414
21,200,000		General Electric Capital Corp	5.500	06/04/14	Aaa	19,899
5,700,000		General Electric Capital Corp	5.625	09/15/17	Aaa	4,892

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 4,050,000		General Electric Capital Corp	5.625%	05/01/18	Aaa	$3,423
5,200,000	g	HKCG Finance Ltd	6.250	08/07/18	A1	5,115
3,000,000	g, i	HSBC Capital Funding LP	4.610	12/30/49	A1	2,560
10,000,000		HSBC Finance Corp	5.250	01/14/11	Aa3	9,825
4,750,000		HSBC Finance Corp	5.900	06/19/12	Aa3	4,517
5,750,000		HSBC Finance Corp	4.750	07/15/13	Aa3	5,173
5,000,000		HSBC Finance Corp	5.500	01/19/16	Aa3	4,511
5,575,000		International Lease Finance Corp	5.750	06/15/11	Baa1	4,018
2,475,000		International Lease Finance Corp	5.625	09/20/13	Baa1	1,608
3,825,000		International Lease Finance Corp	6.625	11/15/13	Baa1	2,345
15,350,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	15,416
4,000,000		MBNA Corp	6.125	03/01/13	Aa2	3,780
5,990,000		National Rural Utilities Cooperative Finance
		Corp	5.500	07/01/13	A1	5,946
1,750,000	g	WEA Finance LLC	7.125	04/15/18	A2	1,573
		TOTAL NONDEPOSITORY INSTITUTIONS				125,318

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
1,875,000		Vulcan Materials Co	6.300	06/15/13	A3	1,892
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				1,892

OIL AND GAS EXTRACTION - 1.37%
2,000,000		Anadarko Finance Co	6.750	05/01/11	Baa3	2,047
4,500,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	4,050
3,000,000		Baker Hughes, Inc	6.875	01/15/29	A2	3,160
3,500,000		BJ Services Co	5.750	06/01/11	Baa1	3,599
2,000,000		Burlington Resources Finance Co	6.400	08/15/11	A2	2,073
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	A2	7,951
3,800,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	3,539
6,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	5,688
2,800,000		Enterprise Products Operating LLC	6.300	09/15/17	Baa3	2,611
1,600,000		Enterprise Products Operating LLC	6.500	01/31/19	Baa3	1,491
7,200,000		Enterprise Products Operating LP	4.625	10/15/09	Baa3	7,046
4,000,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	3,839
3,250,000		Husky Energy, Inc	6.250	06/15/12	Baa2	3,200
6,825,000		Husky Energy, Inc	6.800	09/15/37	Baa2	5,646
3,000,000		Kerr-McGee Corp	6.950	07/01/24	Baa3	2,836
4,250,000		Nexen, Inc	5.050	11/20/13	Baa2	3,902
7,150,000		Nexen, Inc	5.650	05/15/17	Baa2	6,107
3,480,000		Nexen, Inc	6.400	05/15/37	Baa2	2,755
6,750,000	g	Pemex Projec Funding Master Trust	5.750	03/01/18	Baa1	6,387
9,500,000	g	Pemex Projec Funding Master Trust	6.625	06/15/38	Baa1	8,610
2,000,000		Petrobras International Finance Co	5.875	03/01/18	Baa1	1,818
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	Baa3	2,899
700,000		Range Resources Corp	7.250	05/01/18	Ba3	661
8,264,863	g	Tengizchevroil Finance Co SARL	6.124	11/15/14	Baa3	6,612
6,650,000		Weatherford International, Inc	5.950	06/15/12	Baa1	6,654
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,004
1,550,000		XTO Energy, Inc	5.500	06/15/18	Baa2	1,370
2,500,000		XTO Energy, Inc	6.375	06/15/38	Baa2	2,041
		TOTAL OIL AND GAS EXTRACTION				113,596

OTHER MORTGAGE BACKED SECURITIES - 5.96%
3,000,000	i	Banc of America Commercial Mortgage, Inc
		Series 2006-2 (Class A4)	5.929	05/10/45	N/R	2,715

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 10,000,000		Banc of America Commercial Mortgage, Inc
		Series 2006-5 (Class AJ)	5.477%	09/10/47	Aaa	$7,228
5,110,000		Banc of America Commercial Mortgage, Inc
		Series 2006-6 (Class AJ)	5.421	10/10/45	Aaa	3,658
9,000,000	i	Banc of America Commercial Mortgage, Inc
		Series 2007-2 (Class A2)	5.634	04/10/49	N/R	8,404
6,926,670		Banc of America Mortgage Securities, Inc
		Series 2006-1 (Class A8)	6.000	05/25/36	Aaa	6,941
520,756		Bank of America Alternative Loan Trust
		Series 2004-8 (Class 3A1)	5.500	09/25/19	Aaa	511
13,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW13 (Class A4)	5.540	09/11/41	N/R	11,581
6,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW14 (Class A4)	5.201	12/11/38	N/R	5,194
8,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	7,120
8,497,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-PW16 (Class AJ)	5.902	06/11/40	Aaa	5,619
5,674,267	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-PW17 (Class AM)	5.915	06/11/50	N/R	4,426
5,665,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-T28 (Class AJ)	6.175	09/11/42	N/R	3,780
2,822,000	i	Citigroup/Deutsche Bank Commercial
		Mortgage Trust Series 2005-CD1
		(Class AJ)	5.400	07/15/44	Aaa	2,241
5,000,000		Citigroup/Deutsche Bank Commercial
		Mortgage Trust Series 2006-CD3
		(Class A5)	5.617	10/15/48	Aaa	4,441
12,775,000	i	Commercial Mortgage Load Trust Series 2008-
		LS1 (Class A1)	6.221	12/10/49	Aaa	10,082
7,313,078		Countrywide Alternative Loan Trust Series
		2004-29CB (Class A7)	5.375	01/25/35	N/R	7,004
9,144,626		Countrywide Alternative Loan Trust Series
		2004-30CB (Class 1A15)	5.500	08/25/16	Aaa	8,581
9,765,470		Countrywide Home Loan Mortgage Pass
		Through Trust Series 2005-17
		(Class 1A10)	5.250	09/25/35	N/R	9,686
8,700,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	7,647
11,000,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C5 (Class A3)	5.311	12/15/39	Aaa	9,535
1,157,126	i	Credit Suisse Mortgage Capital Certificates
		Series 2006-TF2A (Class A1)	2.588	10/15/21	Aaa	1,070
5,890,000		Credit Suisse Mortgage Capital Certificates
		Series 2007-C1 (Class A3)	5.383	02/15/40	Aaa	4,933
8,520,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2007-C1 (Class AJ)	5.457	02/15/40	Aaa	5,543
3,000,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2007-C2 (Class A3)	5.542	01/15/49	Aaa	2,528
5,925,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2007-C3 (Class AM)	5.913	06/15/39	Aaa	4,600
13,807,791	i	Credit Suisse/Morgan Stanley Commercial
		Mortgage Certificate Series HC1A
		(Class A1)	2.678	05/15/23	Aaa	12,662
13,479,412		CS First Boston Mortgage Securities Corp
		Series 2005-5 (Class 7A1)	6.000	07/25/35	Aaa	12,292

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 2,166,784		First Horizon Asset Securities, Inc Series 2003-9
		(Class 1A4)	5.500%	11/25/33	N/R	$2,170
4,284,072	i	GE Capital Commercial Mortgage Corp	5.512	11/10/45	Aaa	3,664
11,600,000		Greenwich Capital Commercial Funding Corp
		Series 2007-GG11 (Class A2)	5.597	12/10/49	N/R	10,600
5,655,000		Greenwich Capital Commercial Funding Corp
		Series 2007-GG11 (Class A4)	5.736	12/10/49	N/R	4,800
10,000,000	i	GS Mortgage Securities Corp II Series 2001-
		ROCK (Class BFL)	4.483	05/03/18	Aaa	9,879
2,000,000		GS Mortgage Securities Corp II Series 2005-
		GG4 (Class AJ)	4.782	07/10/39	Aaa	1,573
8,060,000		GS Mortgage Securities Corp II Series 2006-
		GG8 (Class A2)	5.479	11/10/39	Aaa	7,729
6,350,000		GS Mortgage Securities Corp II Series 2006-
		GG8 (Class A4)	5.560	11/10/39	Aaa	5,618
11,250,000	i	GS Mortgage Securities Corp II Series 2007-
		GG10 (Class A2)	5.778	08/10/45	Aaa	10,548
2,950,000	i	GS Mortgage Securities Corp II Series 2007-
		GG10 (Class A4)	5.993	08/10/45	Aaa	2,519
18,000,000	i	GS Mortgage Securities Corp II Series 2007-
		GG10 (Class AM)	5.993	08/10/45	Aaa	14,083
14,250,000		JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	13,718
4,700,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2006-FL1A
		(Class A2)	2.668	02/15/20	Aaa	4,152
8,100,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2006-LDP7
		(Class A2)	6.051	04/15/45	Aaa	7,889
10,550,000		JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2007-CB18
		(Class A4)	5.440	06/12/47	Aaa	8,801
5,880,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2007-CB19
		(Class AM)	5.937	02/12/49	Aaa	4,579
5,299,650	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2007-FL1A
		(Class A1)	2.863	07/15/19	Aaa	5,043
4,240,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2008-C2
		(Class AM)	6.799	02/12/51	Aaa	3,470
8,500,000	i	LB-UBS Commercial Mortgage Trust Series
		2007-C2 (Class AJ)	5.562	02/15/40	N/R	5,552
15,000,000	i	LB-UBS Commercial Mortgage Trust Series
		2007-C7 (Class A3)	5.866	09/15/45	N/R	12,854
5,682,000	i	LB-UBS Commercial Mortgage Trust Series
		2008-C1 (Class A2)	6.317	04/15/41	Aaa	4,978
6,414,434	i	Lehman Brothers Floating Rate Commercial
		Mortgage Trust Series 2006-LLFA
		(Class A1)	2.568	09/15/21	Aaa	5,809
3,893,147		MASTR Asset Securitization Trust Series
		2005-2 (Class 3A1)	5.000	10/25/20	Aaa	3,723
3,729,128	i	Merrill Lynch Mortgage Trust Series 2005-
		CIP1 (Class AM)	5.107	07/12/38	Aaa	3,152
2,500,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.841	05/12/39	N/R	2,256

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 8,500,000	i	Merrill Lynch Mortgage Trust Series 2007-C1
		(Class AJ)	6.023%	06/12/50	N/R	$5,648
7,385,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AJ)	6.461	02/12/51	Aaa	5,010
4,540,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AM)	6.461	02/12/51	Aaa	3,640
3,365,000		Merrill Lynch Mortgage Trust Series 2008-C1
		(Class C)	6.461	02/12/51	N/R	2,056
4,700,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2006-1 (Class A4)	5.602	02/12/39	N/R	4,186
8,450,000		Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2007-5 (Class A4)	5.378	08/12/48	Aaa	7,060
5,670,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2007-8 (Class AM)	6.156	08/12/49	N/R	4,642
4,525,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2007-9 (Class AM)	5.456	09/12/49	N/R	3,505
17,378,215		Morgan Stanley Capital I Series 2005-HQ5
		(Class A2)	4.809	01/14/42	N/R	17,080
4,587,000	i	Morgan Stanley Capital I Series 2006-HQ9
		(Class A4)	5.731	07/12/44	N/R	4,117
7,500,000	i	Morgan Stanley Capital I Series 2006-IQ11
		(Class A4)	5.943	10/15/42	N/R	6,802
6,200,000	i	Morgan Stanley Capital I Series 2006-IQ11
		(Class AJ)	5.947	10/15/42	N/R	4,617
12,320,000		Morgan Stanley Capital I Series 2006-IQ12
		(Class A2)	5.283	12/15/43	N/R	11,706
8,000,000		Morgan Stanley Capital I Series 2007-HQ11
		(Class A31)	5.439	02/12/44	Aaa	7,150
6,710,000		Morgan Stanley Capital I Series 2007-IQ13
		(Class A4)	5.364	03/15/44	N/R	5,587
5,500,000		Residential Accredit Loans, Inc Series 2005-
		QS17 (Class A1)	6.000	12/25/35	Aaa	4,048
10,000,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2006-C24 (Class A3)	5.558	03/15/45	Aaa	8,844
8,325,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2006-WL7A (Class A2)	2.608	09/15/21	Aaa	7,542
5,250,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AJ)	5.413	12/15/43	Aaa	3,399
5,000,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)	5.383	12/15/43	Aaa	3,794
8,000,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C31 (Class A2)	5.421	04/15/47	Aaa	7,413
14,000,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2007-C33 (Class AM)	6.100	02/15/51	Aaa	10,973
11,761,361		Washington Mutual, Inc Series 2003-S10
		(Class A1)	4.500	10/25/18	N/R	11,290
10,630,292	i	Wells Fargo Mortgage Backed Securities
		Trust Series 2006-AR2 (Class 2A3)	5.106	03/25/36	N/R	9,442
7,715,192	i	Wells Fargo Mortgage Backed Securities
		Trust Series 2006-AR4 (Class 1A1)	5.855	04/25/36	N/R	6,399
		TOTAL OTHER MORTGAGE BACKED SECURITIES				495,131

PAPER AND ALLIED PRODUCTS - 0.13%
2,310,000		Cenveo Corp	7.875	12/01/13	B3	1,779
2,675,000		International Paper Co	7.400	06/15/14	Baa3	2,679
2,500,000		Kimberly-Clark Corp	6.625	08/01/37	A2	2,501

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 4,500,000	g	Nine Dragons Paper Holdings Ltd	7.875%	04/29/13	N/R	$4,136
		TOTAL PAPER AND ALLIED PRODUCTS				11,095

PETROLEUM AND COAL PRODUCTS - 0.07%
4,500,000		Marathon Oil Corp	6.600	10/01/37	Baa1	3,794
2,500,000		Valero Energy Corp	6.625	06/15/37	Baa2	2,157
		TOTAL PETROLEUM AND COAL PRODUCTS				5,951

PIPELINES, EXCEPT NATURAL GAS - 0.24%
4,000,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	3,769
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	Baa3	1,947
3,000,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	2,962
4,025,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	3,971
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	2,019
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	2,806
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	A3	2,175
		TOTAL PIPELINES, EXCEPT NATURAL GAS				19,649

PRIMARY METAL INDUSTRIES - 0.16%
6,900,000	g	ArcelorMittal	5.375	06/01/13	Baa2	6,518
1,000,000		Corning, Inc	5.900	03/15/14	Baa1	968
4,440,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	4,329
1,550,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	1,318
		TOTAL PRIMARY METAL INDUSTRIES				13,133

PRINTING AND PUBLISHING - 0.27%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,521
1,769,000		Idearc, Inc	8.000	11/15/16	B3	482
2,721,000		Morris Publishing Group LLC	7.000	08/01/13	B2	653
4,250,000		News America, Inc	7.625	11/30/28	Baa2	4,061
3,500,000		News America, Inc	6.150	03/01/37	Baa2	2,854
8,000,000		Thomson Corp	5.950	07/15/13	Baa1	7,991
4,125,000		Thomson Corp	5.700	10/01/14	Baa1	4,099
		TOTAL PRINTING AND PUBLISHING				22,661

RAILROAD TRANSPORTATION - 0.25%
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	3,915
2,400,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	2,190
3,500,000		Canadian National Railway Co	4.400	03/15/13	A3	3,378
1,375,000		Canadian Pacific Railway Co	5.750	05/15/13	Baa3	1,335
2,930,000		CSX Corp	6.150	05/01/37	Baa3	2,271
2,800,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	2,699
2,056,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,788
3,000,000		Union Pacific Corp	6.500	04/15/12	Baa2	3,039
		TOTAL RAILROAD TRANSPORTATION				20,615

REAL ESTATE - 0.01%
1,750,000	g, i	USB Realty Corp	6.091	12/30/49	A1	805
		TOTAL REAL ESTATE				805

SECURITY AND COMMODITY BROKERS - 0.95%
4,000,000		Bear Stearns Cos, Inc	5.700	11/15/14	Baa1	3,739
3,750,000		Bear Stearns Cos, Inc	6.400	10/02/17	Baa1	3,502
4,250,000		Bear Stearns Cos, Inc	7.250	02/01/18	A2	4,090
1,500,000		Eaton Vance Corp	6.500	10/02/17	A3	1,470
4,900,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	2,153

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 3,250,000		Goldman Sachs Group, Inc	5.700%	09/01/12	Aa3	$2,799
2,000,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	1,724
3,750,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	3,080
9,175,000		Goldman Sachs Group, Inc	5.950	01/18/18	Aa3	7,569
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	751
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	2,069
3,150,000	n	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	-	^
8,175,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	7,665
3,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	3,446
13,650,000		Merrill Lynch & Co, Inc	6.875	04/25/18	A2	12,077
9,350,000		Morgan Stanley	5.375	10/15/15	A1	5,795
5,000,000		Morgan Stanley	5.750	10/18/16	Aa3	3,101
4,125,000		Morgan Stanley	5.450	01/09/17	Aa3	2,559
3,500,000		Morgan Stanley	5.550	04/27/17	Aa3	2,170
12,500,000		Morgan Stanley	5.950	12/28/17	A1	7,831
1,560,000	g	Nuveen Investments, Inc	10.500	11/15/15	B3	1,201
		TOTAL SECURITY AND COMMODITY BROKERS				78,791

STONE, CLAY, AND GLASS PRODUCTS - 0.04%
3,385,000		3M Co	4.375	08/15/13	Aa1	3,420
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				3,420

TOBACCO PRODUCTS - 0.06%
3,700,000		Philip Morris International, Inc	4.875	05/16/13	A2	3,647
1,600,000		Philip Morris International, Inc	6.375	05/16/38	A2	1,407
		TOTAL TOBACCO PRODUCTS				5,054

TRANSPORTATION BY AIR - 0.05%
4,510,000		FedEx Corp	5.500	08/15/09	Baa2	4,492
		TOTAL TRANSPORTATION BY AIR				4,492

TRANSPORTATION EQUIPMENT - 0.26%
4,650,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	4,806
2,425,000		Honeywell International, Inc	5.700	03/15/37	A2	2,091
2,500,000		Lockheed Martin Corp	4.121	03/14/13	Baa1	2,417
5,525,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	5,263
4,000,000		United Technologies Corp	5.375	12/15/17	A2	3,867
1,075,000		United Technologies Corp	6.050	06/01/36	A2	1,002
2,500,000		United Technologies Corp	6.125	07/15/38	A2	2,415
		TOTAL TRANSPORTATION EQUIPMENT				21,861

WHOLESALE TRADE-DURABLE GOODS - 0.09%
3,250,000	g	Ace Hardware Corp	9.125	06/01/16	Ba2	2,779
1,750,000		Martin Marietta Materials, Inc	6.600	04/15/18	Baa1	1,619
3,500,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	3,271
		TOTAL WHOLESALE TRADE-DURABLE GOODS				7,669

WHOLESALE TRADE-NONDURABLE GOODS - 0.06%
4,975,000		Procter & Gamble Co	5.550	03/05/37	Aa3	4,626
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				4,626

		TOTAL CORPORATE BONDS				2,478,421
		(Cost $2,742,378)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
GOVERNMENT BONDS - 67.71%

AGENCY SECURITIES - 6.51%
$ 5,489,599		Cal Dive I- Title XI, Inc	4.930%	02/01/27	N/R	$5,737
11,200,000		Federal Farm Credit Bank (FFCB)	4.125	04/15/09	Aaa	11,255
31,850,000		(FFCB)	2.625	04/21/11	Aaa	31,177
7,250,000		(FFCB)	5.375	07/18/11	Aaa	7,580
20,600,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	20,616
10,000,000		(FHLB)	2.375	04/30/10	Aaa	9,859
20,000,000		(FHLB)	3.750	05/19/11	Aaa	19,970
49,520,000		(FHLB)	3.375	06/24/11	Aaa	49,080
39,000,000		(FHLB)	3.625	09/16/11	Aaa	39,007
20,000,000		Federal Home Loan Mortgage Corp
		(FHLMC)	5.000	06/11/09	Aaa	20,238
19,000,000		(FHLMC)	4.875	02/09/10	Aaa	19,425
21,225,000		(FHLMC)	3.250	07/16/10	Aaa	21,265
22,500,000		(FHLMC)	5.250	07/18/11	Aaa	23,622
15,000,000		(FHLMC)	5.500	08/20/12	Aaa	15,892
5,000,000		(FHLMC)	4.125	12/21/12	Aaa	5,051
6,000,000		(FHLMC)	3.500	05/29/13	Aaa	5,897
1,350,000		Federal National Mortgage Association
		(FNMA)	4.250	01/19/10	Aaa	1,366
7,200,000		(FNMA)	7.125	06/15/10	Aaa	7,672
8,250,000		(FNMA)	3.250	08/12/10	Aaa	8,269
101,475,000		(FNMA)	2.875	10/12/10	Aaa	101,011
15,900,000		(FNMA)	3.375	05/19/11	Aaa	15,933
8,000,000		(FNMA)	5.000	10/15/11	Aaa	8,359
10,000,000		(FNMA)	3.625	02/12/13	Aaa	9,899
6,500,000		(FNMA)	5.625	07/15/37	Aaa	6,889
2,500,000	j, m	Overseas Private Investment Corp	0.000	07/31/11	N/R	2,822
2,591,367		Overseas Private Investment Corp	3.420	01/15/15	N/R	2,667
13,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	13,459
25,000,000		Private Export Funding Corp	3.550	04/15/13	Aaa	24,288
7,000,000		Private Export Funding Corp	4.550	05/15/15	Aaa	6,961
17,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	17,640
4,779,687		Totem Ocean Trailer Express, Inc	4.514	12/18/19	N/R	4,968
3,000,000		US Department of Housing and Urban
		Development	5.380	08/01/18		3,090
		TOTAL AGENCY SECURITIES				540,964

FOREIGN GOVERNMENT BONDS - 3.41%
10,000,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	10,418
4,000,000		Chile Government International Bond	5.500	01/15/13	A2	4,282
3,500,000		China Development Bank	5.000	10/15/15	A1	3,299
2,000,000		Development Bank of Japan	4.250	06/09/15	Aaa	2,017
4,660,000		Eksportfinans A/S	5.000	02/14/12	Aaa	4,791
3,000,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	3,155
3,500,000		European Investment Bank	4.875	02/15/36	Aaa	3,503
4,000,000		Federal Republic of Germany	3.875	06/01/10	Aaa	4,040
28,000,000		Federative Republic of Brazil	6.000	01/17/17	Ba1	27,020
6,000,000		Federative Republic of Brazil	8.000	01/15/18	N/R	6,435
3,550,000		Hellenic Republic	4.625	06/25/13	N/R	3,653
30,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	31,240
5,000,000		International Finance Corp	5.125	05/02/11	Aaa	5,331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 5,300,000		Israel Government International Bond	5.500%	11/09/16	A1	$5,466
4,400,000		Italy Government International Bond	5.375	06/12/17	N/R	4,640
4,000,000		Italy Government International Bond	6.875	09/27/23	Aa2	4,842
2,790,000		Jamaica Government International Bond	8.000	06/24/19	N/R	2,588
3,550,000	g	Korea Railroad Corp	5.375	05/15/13	A2	3,329
3,500,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	3,565
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	4,379
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	5,252
5,900,000		Mexico Government International Bond	6.375	01/16/13	Baa1	6,065
6,152,000		Mexico Government International Bond	5.875	01/15/14	Baa1	6,190
3,800,000		Mexico Government International Bond	6.750	09/27/34	Baa1	3,819
4,600,000		Mexico Government International Bond	6.050	01/11/40	Baa1	4,122
5,400,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,662
2,200,000		Panama Government International Bond	7.250	03/15/15	Ba1	2,282
2,750,000		Peruvian Government International Bond	7.350	07/21/25	Ba2	2,736
13,000,000		Province of British Columbia Canada	5.375	10/29/08	Aaa	13,036
3,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	3,076
7,400,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	7,777
5,000,000		Province of Ontario	5.500	10/01/08	Aa1	5,000
17,120,000		Province of Ontario	3.125	09/08/10	Aa1	17,245
2,250,000		Province of Quebec Canada	5.125	11/14/16	Aa2	2,307
8,835,000		Province of Quebec Canada	4.625	05/14/18	Aa2	8,680
6,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	7,633
2,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	2,330
1,500,000	g	Republic of Ghana	8.500	10/04/17	N/R	1,417
3,000,000		Republic of Ghana	8.500	10/04/17	N/R	2,520
4,750,000		Republic of Turkey	7.000	03/11/19	Ba3	4,502
18,222,500		Russian Federation	7.500	03/31/30	Baa2	18,655
1,125,000	g	Socialist Republic of Vietnam	6.875	01/15/16	Ba3	1,057
3,375,000		Socialist Republic of Vietnam	6.875	01/15/16	N/R	3,219
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	7,956
3,800,000		Ukraine Government International	6.750	11/14/17	B1	2,687
		TOTAL FOREIGN GOVERNMENT BONDS				283,218

MORTGAGE BACKED SECURITIES - 39.01%
27,199,378		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		28,021
11,720,000		(FHLMC)	4.000	09/15/18		10,958
2,988,308		(FHLMC)	5.750	12/15/18		3,058
10,013,000		(FHLMC)	4.000	04/15/19		9,148
3,500,000		(FHLMC)	4.000	09/15/19		3,261
8,020,688		(FHLMC)	4.500	09/15/35		7,831
9,083,487	i	(FHLMC)	5.073	02/01/36		9,131
12,103,100	i	(FHLMC)	5.800	07/01/36		12,373
9,191,227	i	(FHLMC)	4.993	09/01/36		9,328
13,345,254	i	(FHLMC)	5.889	09/01/36		13,686
8,142,736	i	(FHLMC)	5.924	09/01/36		8,361
10,212,043	i	(FHLMC)	6.089	09/01/36		10,384
19,639,096	i	(FHLMC)	5.736	02/01/37		20,039
23,995,727	i	(FHLMC)	5.723	03/01/37		24,256
18,060,967	i	(FHLMC)	5.870	04/01/37		18,422
2,219,937	i	(FHLMC)	6.023	05/01/37		2,265
30,115,601	i	(FHLMC)	5.710	06/01/37		30,605
15,376,890	i	(FHLMC)	5.857	08/01/37		15,659
15,106,109	i	(FHLMC)	5.851	09/01/37		15,376
60,178		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	7.000	09/01/10		62

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 127,964		(FGLMC)	6.000%	04/01/11	$130
389,408		(FGLMC)	7.000	07/01/13	410
1,724,332		(FGLMC)	6.500	12/01/16	1,807
14,099,505		(FGLMC)	5.000	09/01/18	14,121
5,016,077		(FGLMC)	4.500	10/01/18	4,936
3,033,074		(FGLMC)	4.500	11/01/18	2,985
3,118,324		(FGLMC)	5.500	01/01/19	3,164
1,431,951		(FGLMC)	4.000	06/01/19	1,370
4,679,069		(FGLMC)	4.500	07/01/20	4,575
3,511,873		(FGLMC)	4.500	08/01/20	3,445
554,241		(FGLMC)	7.000	10/01/20	583
53,237,989		(FGLMC)	4.500	06/01/21	52,056
16,939,905		(FGLMC)	4.500	06/01/21	16,564
70,076		(FGLMC)	7.000	05/01/23	74
1,085,506		(FGLMC)	6.000	10/01/23	1,107
951,764		(FGLMC)	6.000	11/01/23	971
216,915		(FGLMC)	8.000	01/01/31	235
75,404		(FGLMC)	7.000	11/01/31	79
265,730		(FGLMC)	7.000	12/01/31	279
90,726		(FGLMC)	7.000	12/01/31	95
74,406		(FGLMC)	7.000	12/01/31	78
97,795		(FGLMC)	7.000	12/01/31	103
279,784		(FGLMC)	7.000	12/01/31	294
43,802		(FGLMC)	7.000	01/01/32	46
501,656		(FGLMC)	8.000	02/01/32	544
9,064,149		(FGLMC)	4.500	07/01/33	8,611
4,236,682		(FGLMC)	5.500	11/01/33	4,240
5,665,239		(FGLMC)	5.500	12/01/33	5,652
26,136,417	d	(FGLMC)	5.500	12/01/33	26,092
48,035,660		(FGLMC)	7.000	12/01/33	50,549
69,979,260	d	(FGLMC)	5.000	01/01/34	68,385
23,668,507		(FGLMC)	4.500	10/01/34	22,486
2,855,172		(FGLMC)	5.500	12/01/34	2,846
11,427,640		(FGLMC)	4.500	04/01/35	10,842
4,958,456		(FGLMC)	6.000	05/01/35	5,035
2,205,546		(FGLMC)	6.000	05/01/35	2,236
4,369,813		(FGLMC)	6.000	05/01/35	4,430
2,244,951		(FGLMC)	6.000	05/01/35	2,276
4,774,377		(FGLMC)	6.000	05/01/35	4,840
9,051,344		(FGLMC)	6.000	05/01/35	9,175
5,386,030		(FGLMC)	6.000	05/01/35	5,460
13,168,660		(FGLMC)	7.000	05/01/35	13,858
4,105,730		(FGLMC)	5.500	06/01/35	4,090
6,434,747		(FGLMC)	5.500	06/01/35	6,410
27,454,766		(FGLMC)	5.500	06/01/35	27,348
2,215,538		(FGLMC)	5.500	06/01/35	2,207
5,421,876		(FGLMC)	6.000	06/01/35	5,496
19,794,516		(FGLMC)	4.500	08/01/35	18,756
3,134,763		(FGLMC)	5.000	10/01/35	3,058
15,679,590		(FGLMC)	5.000	11/01/35	15,298
816,599		(FGLMC)	6.500	11/01/35	839
3,554,585		(FGLMC)	6.000	01/01/36	3,602
4,725,307		(FGLMC)	7.000	01/01/36	4,956
3,215,376		(FGLMC)	5.500	04/01/36	3,201
3,441,690		(FGLMC)	6.500	05/01/36	3,533
18,210,382		(FGLMC)	6.500	10/01/36	18,696

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 2,702,073		(FGLMC)	6.500%	12/01/36	$2,757
58,637,864	d	(FGLMC)	5.500	01/01/37	58,382
32,855,872		(FGLMC)	5.500	04/01/37	32,707
49,516,903		(FGLMC)	5.500	05/01/37	49,293
14,267,171		(FGLMC)	6.000	08/01/37	14,456
7,966,867		(FGLMC)	6.000	09/01/37	8,072
16,825,092		(FGLMC)	6.500	09/01/37	17,271
19,827,043		(FGLMC)	5.000	12/01/37	19,326
14,093,596		(FGLMC)	5.000	04/01/38	13,737
26,787,353		(FGLMC)	5.000	04/01/38	26,110
13,857,068		(FGLMC)	6.500	05/01/38	14,224
14,846,807		(FGLMC)	5.500	07/01/38	14,780
38,685		Federal National Mortgage Association
		(FNMA)	7.500	11/01/10	40
2,070		(FNMA)	8.000	06/01/11	2
3,729		(FNMA)	8.000	06/01/11	4
4,388		(FNMA)	8.000	06/01/11	5
8,597		(FNMA)	8.000	07/01/11	9
7,509,685		(FNMA)	4.400	10/01/12	7,325
330,863		(FNMA)	5.000	06/01/13	333
2,769,164		(FNMA)	4.440	07/01/13	2,683
3,704,298		(FNMA)	4.757	10/01/13	3,634
1,427,609		(FNMA)	4.777	02/01/14	1,401
5,497,317		(FNMA)	4.440	04/01/14	5,286
1,643,055		(FNMA)	4.564	01/01/15	1,588
536,422		(FNMA)	7.500	02/01/15	565
1,196,902		(FNMA)	7.500	04/01/15	1,260
1,075,846		(FNMA)	7.500	04/01/15	1,133
35,866		(FNMA)	6.500	02/01/16	37
118,389		(FNMA)	6.500	03/01/16	123
40,075		(FNMA)	6.500	04/01/16	42
886,803		(FNMA)	6.500	10/01/16	922
588,750		(FNMA)	6.500	11/01/16	612
8,464,544		(FNMA)	5.000	12/01/17	8,503
1,776,011		(FNMA)	6.500	02/01/18	1,843
5,702,495		(FNMA)	5.500	03/01/18	5,794
997,125		(FNMA)	5.500	04/01/18	1,016
11,812,406	d	(FNMA)	5.500	04/01/18	12,003
1,046,614		(FNMA)	6.500	04/01/18	1,086
298,848		(FNMA)	5.500	05/01/18	304
16,683,092		(FNMA)	4.500	12/01/18	16,438
785,251		(FNMA)	6.000	01/01/19	804
126,669		(FNMA)	6.000	02/01/19	130
11,021,547		(FNMA)	5.000	04/01/19	11,023
8,338,644		(FNMA)	5.000	03/01/20	8,366
3,642,680		(FNMA)	5.500	07/01/20	3,692
12,266,178		(FNMA)	5.000	03/01/21	12,307
14,107,002		(FNMA)	4.500	03/01/23	13,758
176,334		(FNMA)	8.000	03/01/23	192
24,372,730		(FNMA)	4.500	06/01/23	23,771
28,731,159		(FNMA)	5.000	07/01/23	28,556
19,794,759		(FNMA)	5.000	07/01/23	19,674
22,000,000	h	(FNMA)	5.000	10/25/23	21,842
6,118,404		(FNMA)	5.000	12/01/23	6,021
1,758,028		(FNMA)	5.500	02/01/24	1,766
3,546,678		(FNMA)	5.500	07/01/24	3,562

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 470,581		(FNMA)	8.000%	07/01/24	$513
5,111,705		(FNMA)	5.500	08/01/24	5,134
17,268,773	d	(FNMA)	5.000	10/01/25	16,968
97,270		(FNMA)	9.000	11/01/25	108
259,656		(FNMA)	7.000	07/01/32	273
706,973		(FNMA)	7.000	07/01/32	743
14,372,178		(FNMA)	5.500	01/01/33	14,384
28,516,470		(FNMA)	6.000	01/01/33	29,114
1,988,883		(FNMA)	5.000	02/01/33	1,944
9,787,281		(FNMA)	4.500	03/25/33	9,679
1,671,051		(FNMA)	5.500	06/01/33	1,671
6,079,163		(FNMA)	4.500	08/01/33	5,775
5,875,971		(FNMA)	5.000	08/01/33	5,744
11,000,000	d	(FNMA)	5.500	08/25/33	11,046
9,831,569		(FNMA)	4.500	10/01/33	9,339
1,921,405		(FNMA)	5.000	10/01/33	1,878
2,728,869		(FNMA)	5.000	10/01/33	2,668
5,966,779		(FNMA)	5.000	10/01/33	5,833
50,614,751	d	(FNMA)	5.000	11/01/33	49,478
898,429		(FNMA)	5.000	11/01/33	878
8,507,506		(FNMA)	5.000	11/01/33	8,316
8,210,545		(FNMA)	5.000	11/01/33	8,026
2,963,637		(FNMA)	5.500	12/01/33	2,964
8,084,639		(FNMA)	5.500	12/01/33	8,100
1,389,961		(FNMA)	5.500	12/01/33	1,390
1,613,638	d	(FNMA)	5.500	12/01/33	1,614
3,479,246		(FNMA)	5.500	01/01/34	3,480
7,206,868		(FNMA)	5.500	01/01/34	7,208
10,791,882		(FNMA)	5.500	02/01/34	10,794
2,390,660		(FNMA)	5.000	03/01/34	2,337
18,218,248		(FNMA)	5.000	03/01/34	17,809
2,204,007		(FNMA)	5.000	03/01/34	2,154
2,755,003		(FNMA)	5.000	03/01/34	2,693
6,745,362		(FNMA)	5.000	03/01/34	6,594
7,487,718		(FNMA)	5.500	03/01/34	7,482
17,901,430		(FNMA)	5.000	04/01/34	17,483
67,400,196	d	(FNMA)	5.000	08/01/34	65,856
11,229,025		(FNMA)	6.000	08/01/34	11,427
5,241,210		(FNMA)	5.500	09/01/34	5,237
4,971,209		(FNMA)	5.500	09/01/34	4,967
3,536,307		(FNMA)	5.500	09/01/34	3,534
3,387,274		(FNMA)	5.500	10/01/34	3,385
2,601,929		(FNMA)	5.500	10/01/34	2,600
18,516,756		(FNMA)	5.500	12/01/34	18,503
3,081,291		(FNMA)	6.000	12/01/34	3,131
3,681,251		(FNMA)	6.000	12/01/34	3,740
6,745,658		(FNMA)	5.500	01/01/35	6,740
78,051,754		(FNMA)	5.500	02/01/35	78,065
4,451,573		(FNMA)	5.500	04/01/35	4,445
28,521,244		(FNMA)	5.500	04/01/35	28,499
7,536,578		(FNMA)	6.000	04/01/35	7,658
16,938,746		(FNMA)	4.500	05/01/35	16,090
19,065,006		(FNMA)	5.500	05/01/35	19,038
6,582,873		(FNMA)	6.000	05/01/35	6,677
2,881,439		(FNMA)	5.500	06/01/35	2,877
2,335,183		(FNMA)	5.500	06/01/35	2,332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 4,446,442		(FNMA)	5.500%	06/01/35	$4,440
1,706,505		(FNMA)	5.500	06/01/35	1,704
1,133,418		(FNMA)	5.500	06/01/35	1,132
500,655		(FNMA)	7.500	06/01/35	535
1,810,199		(FNMA)	5.500	07/01/35	1,808
2,936,203		(FNMA)	6.000	07/01/35	2,978
14,068,396		(FNMA)	5.000	08/01/35	13,730
31,632,705		(FNMA)	5.500	09/01/35	31,638
12,930,618	d	(FNMA)	5.500	09/01/35	12,913
14,386,196		(FNMA)	5.000	10/01/35	14,041
13,744,011		(FNMA)	5.500	10/01/35	13,725
9,016,193		(FNMA)	5.500	11/01/35	9,004
12,052,428	i	(FNMA)	5.733	02/01/36	12,281
8,358,874		(FNMA)	5.000	04/01/36	8,153
11,515,672		(FNMA)	5.500	04/01/36	11,500
14,965,846	i	(FNMA)	5.781	06/01/36	15,303
1,839,634		(FNMA)	6.000	06/01/36	1,865
8,648,732	i	(FNMA)	5.948	07/01/36	8,877
31,883,567	i	(FNMA)	5.991	07/01/36	32,678
7,746,030		(FNMA)	6.500	09/01/36	7,952
13,292,908		(FNMA)	6.000	10/01/36	13,479
59,173,177	i	(FNMA)	5.844	11/01/36	60,355
10,742,413	i	(FNMA)	5.781	12/01/36	10,904
16,585,033		(FNMA)	6.500	12/01/36	17,025
9,321,900		(FNMA)	6.500	12/01/36	9,510
11,697,197		(FNMA)	5.000	02/01/37	11,406
52,381,147		(FNMA)	5.500	02/01/37	52,284
9,225,072	i	(FNMA)	6.019	02/01/37	9,442
36,758,531		(FNMA)	5.500	03/01/37	36,688
12,766,907		(FNMA)	6.500	03/01/37	13,106
855,903		(FNMA)	6.500	03/01/37	879
8,524,172		(FNMA)	7.000	04/01/37	8,916
57,733,793		(FNMA)	6.000	06/01/37	58,541
12,896,469		(FNMA)	6.000	07/01/37	13,077
58,059,011		(FNMA)	6.000	08/01/37	58,313
12,282,388		(FNMA)	6.000	08/01/37	12,454
4,973,243		(FNMA)	6.500	08/01/37	5,105
16,513,025		(FNMA)	6.500	08/01/37	16,950
7,806,332		(FNMA)	6.000	09/01/37	7,915
4,516,040		(FNMA)	6.000	09/01/37	4,579
5,681,716		(FNMA)	6.000	09/01/37	5,761
25,437,585		(FNMA)	6.000	09/01/37	25,549
6,950,624		(FNMA)	6.000	09/01/37	7,048
11,940,362		(FNMA)	6.500	09/01/37	12,256
9,271,740		(FNMA)	6.500	09/01/37	9,517
17,773,584		(FNMA)	6.500	09/01/37	18,244
19,636,168		(FNMA)	6.500	09/01/37	20,156
23,619,567	i	(FNMA)	5.908	10/01/37	24,287
6,003,656		(FNMA)	6.000	10/01/37	6,088
31,465,323		(FNMA)	6.500	10/01/37	32,298
1,873,799		(FNMA)	6.500	11/01/37	1,923
13,025,351		(FNMA)	7.000	11/01/37	13,625
8,841,261		(FNMA)	5.500	01/01/38	8,824
1,639,806		(FNMA)	6.500	01/01/38	1,683
82,809,595		(FNMA)	5.500	02/01/38	82,643
19,104,923		(FNMA)	6.000	02/01/38	19,370

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 763,471		(FNMA)	6.500%	02/01/38	$784
13,912,566		(FNMA)	6.000	03/01/38	14,106
13,231,848		(FNMA)	6.500	03/01/38	13,581
6,319,069		(FNMA)	6.500	03/01/38	6,486
1,993,363		(FNMA)	6.500	03/01/38	2,046
4,409,033		(FNMA)	6.500	03/01/38	4,525
5,722,286		(FNMA)	7.000	03/01/38	5,986
4,282,720		(FNMA)	7.000	03/01/38	4,480
9,323,476		(FNMA)	7.000	03/01/38	9,752
14,861,077		(FNMA)	5.000	04/01/38	14,490
25,022,510		(FNMA)	5.000	04/01/38	24,398
14,321,108		(FNMA)	5.000	04/01/38	13,964
27,663,590		(FNMA)	5.000	04/01/38	26,973
10,604,015		(FNMA)	5.000	05/01/38	10,339
21,000,000	h	(FNMA)	6.000	10/25/38	21,269
104,000,000	h	(FNMA)	6.500	10/25/38	106,632
60,000,000	h	(FNMA)	5.000	10/25/38	58,462
9,127		Government National Mortgage Association
		(GNMA)	8.500	12/15/09	9
12,087		(GNMA)	8.500	12/15/09	12
11,116		(GNMA)	9.000	12/15/09	11
15,269		(GNMA)	8.500	01/15/10	16
4,649		(GNMA)	8.500	01/15/10	5
27,800		(GNMA)	9.000	06/15/16	30
5,726		(GNMA)	9.000	09/15/16	6
15,315		(GNMA)	9.000	09/15/16	17
20,764		(GNMA)	9.000	11/15/16	23
8,203		(GNMA)	9.000	12/15/16	9
11,316		(GNMA)	9.000	12/15/16	12
136,207		(GNMA)	9.500	12/15/16	150
12,875		(GNMA)	9.000	06/15/20	14
64,224		(GNMA)	8.000	06/15/24	70
98,403		(GNMA)	8.500	11/20/30	108
91,777		(GNMA)	8.500	12/20/30	101
2,472,125		(GNMA)	5.500	11/20/33	2,471
9,721,516		(GNMA)	5.500	03/20/35	9,711
6,254,607		(GNMA)	5.500	12/20/35	6,248
5,784,747		(GNMA)	6.000	10/20/36	5,865
5,812,790		(GNMA)	6.000	01/20/37	5,898
16,385,477		(GNMA)	6.000	12/15/37	16,652
22,949,157	h	(GNMA)	5.500	07/15/38	23,007
18,951,328	h	(GNMA)	5.500	07/20/38	18,923
10,331,444	h	(GNMA)	6.000	08/15/38	10,500
8,608,583	h	(GNMA)	6.000	08/20/38	8,733
63,000,000	h	(GNMA)	5.500	10/15/38	63,059
10,415,500		(GNMA)	6.230	09/15/43	10,456
		TOTAL MORTGAGE BACKED SECURITIES			3,240,609

MUNICIPAL BONDS - 0.02%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	1,987
		TOTAL MUNICIPAL BONDS			1,987

U.S. TREASURY SECURITIES - 18.76%
306,072,000	d	United States Treasury Bond	8.000	11/15/21	418,792
58,400,000		United States Treasury Bond	5.250	02/15/29	64,756
3,861,000		United States Treasury Bond	5.375	02/15/31	4,387

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 677,000		United States Treasury Bond	4.500%	02/15/36		$695
7,038,000		United States Treasury Bond	5.000	05/15/37		7,829
5,830,000		United States Treasury Bond	4.375	02/15/38		5,904
184,256,460	k	United States Treasury Inflation Indexed
		Bonds	0.875	04/15/10		181,003
24,737,431	k	United States Treasury Inflation Indexed
		Bonds	2.375	04/15/11		25,020
1,000,000		United States Treasury Note	2.000	02/28/10		1,001
4,950,000		United States Treasury Note	1.750	03/31/10		4,939
28,764,000		United States Treasury Note	2.375	08/31/10		28,984
120,009,000		United States Treasury Note	2.750	02/28/13		119,390
206,309,000		United States Treasury Note	2.500	03/31/13		203,005
18,820,000		United States Treasury Note	3.125	04/30/13		18,982
8,800,000		United States Treasury Note	3.500	05/31/13		9,016
41,340,000		United States Treasury Note	3.375	06/30/13		42,170
145,080,000		United States Treasury Note	3.375	07/31/13		147,721
68,645,000		United States Treasury Note	3.125	08/31/13		69,170
8,370,000		United States Treasury Note	4.000	02/15/15		8,912
54,964,000		United States Treasury Note	4.750	08/15/17		58,919
9,228,000		United States Treasury Note	3.500	02/15/18		9,049
80,768,000		United States Treasury Note	3.875	05/15/18		81,298
26,150,000		United States Treasury Note	4.000	08/15/18		26,522
50,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		21,035
		TOTAL U.S. TREASURY SECURITIES				1,558,499

		TOTAL GOVERNMENT BONDS				5,625,277
		(Cost $5,583,005)

		TOTAL BONDS				8,103,698
		(Cost $8,325,383)
SHARES

PREFERRED STOCKS - 0.08%

DEPOSITORY INSTITUTIONS - 0.03%
134,000		Bank of America Corp	6.204	12/30/49		2,432
		TOTAL DEPOSITORY INSTITUTIONS				2,432

NONDEPOSITORY INSTITUTIONS - 0.05%
470,597	i	Federal Home Loan Mortgage Corp (FHLMC)		12/30/49		767
1,527,061	i	Federal National Mortgage Association
		(FNMA)	8.250	12/30/49		3,329
		TOTAL NONDEPOSITORY INSTITUTIONS				4,096

		TOTAL PREFERRED STOCKS				6,528
		(Cost $53,292)

TIAA-CREF MUTUAL FUNDS - 0.05%
472,269	a	TIAA-CREF Institutional High Yield Fund II				3,972

		TOTAL TIAA-CREF MUTUAL FUNDS				3,972
		(Cost $4,441)
PRINCIPAL

SHORT-TERM INVESTMENTS - 5.09%

COMMERCIAL PAPER - 2.46%
15,000,000		BMW US Capital LLC	0.000	10/07/08		14,989

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 23,000,000		BNP Paribas, Inc	0.000%	10/29/08	$22,930
14,611,000		Cafco LLC	0.000	11/04/08	14,548
20,000,000		Citigroup Funding, Inc	0.000	10/16/08	19,966
8,500,000		Eaton Corp	0.000	12/18/08	8,427
23,000,000		Govco LLC	0.000	12/08/08	22,811
14,000,000		Park Avenue Rec Corp	0.000	10/02/08	13,996
23,000,000		Private Export Funding Corp	0.000	10/30/08	22,932
7,746,000		Societe Generale North America, Inc	0.000	10/15/08	7,734
23,000,000		Toyota Motor Credit Corp	0.000	12/15/08	22,858
19,016,000		Verizon Communications, Inc	0.000	10/06/08	19,004
14,000,000		Yorktown Capital LLC	0.000	11/04/08	13,940
		TOTAL COMMERCIAL PAPER			204,135

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 2.63%
1,051,000		Federal Home Loan Bank (FHLB)	0.000	10/24/08	1,051
7,769,000		(FHLB)	0.000	11/19/08	7,748
17,000,000		(FHLB)	0.000	12/08/08	16,920
50,656,000		(FHLB)	0.000	02/10/09	50,108
20,690,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	12/03/08	20,599
1,000,000		(FHLMC)	0.000	12/31/08	994
3,340,000		(FHLMC)	0.000	01/26/09	3,309
1,238,000		Federal National Mortgage Association (FNMA	0.000	11/17/08	1,235
50,000,000		(FNMA)	0.000	12/01/08	49,788
2,497,000		(FNMA)	0.000	01/16/09	2,476
25,035,000		(FNMA)	0.000	01/30/09	24,797
40,000,000		(FNMA)	0.000	03/24/09	39,430
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			218,455

		TOTAL SHORT-TERM INVESTMENTS			422,590
		(Cost $423,045)

		TOTAL PORTFOLIO - 102.76%			8,536,788
		(Cost $8,806,161)
		OTHER ASSETS & LIABILITIES, NET - (2.76%)			(228,968)

		NET ASSETS - 100.00%			$8,307,820

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	LP	Limited Partnership
	N/R	Not rated by Moody's
	plc	Public Limited Company

	†	As provided by Moody's Investors Service (Unaudited).
	^	Amount represents less than $1,000.
	a	Affiliated Holding
	d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed
		delivery basis.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt
		from registration to qualified institutional buyers.
		At September 30, 2008, the value of these securities amounted to $315,271,742 or 3.79% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2008.
	j	Zero coupon
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	m	Indicates a security that has been deemed illiquid.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

n	In default
o	Payment in Kind Bond
v	Security valued at fair value.

Cost amounts are in thousands.

At September 30, 2008, the net unrealized depreciation on investments was $269,373,713, consisting of gross unrealized appreciation of $79,275,094 and gross unrealized depreciation of $348,648,807.

Companies in which the Account held 5% or more of the outstanding voting shares are considered “affiliated companies” of the
Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-BOND MARKET ACCOUNT
JANUARY 1, 2008 - SEPTEMBER 30, 2008

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
	December 31,						September 30,	September 30,
Issue	2007	Cost	Proceeds	Gain/(Loss)	Income	Expense	2008	2008
TIAA-CREF Institutional High Yield Fund II	$4,305,350	$261,569	$-	$-	$261,569	$-	472,269	$3,971,785
		$261,569	$-	$-	$261,569	$-	472,269	$3,971,785

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008
				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
GOVERNMENT BONDS - 98.94%
U.S. TREASURY SECURITIES - 98.94%
$ 431,701,767	k	United States Treasury Inflation Indexed Bonds	2.375%	01/15/25	$418,278
275,602,223	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	251,638
219,091,495	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	211,885
210,585,868	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	183,720
286,261,368	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	329,335
325,607,142	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	389,380
85,195,015	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	97,668
187,755,362	k	United States Treasury Inflation Indexed Note	4.250	01/15/10	193,241
476,661,433	k	United States Treasury Inflation Indexed Note	0.875	04/15/10	468,246
187,740,855	k	United States Treasury Inflation Indexed Note	3.500	01/15/11	195,236
295,489,646	k	United States Treasury Inflation Indexed Note	2.375	04/15/11	298,860
118,339,170	k	United States Treasury Inflation Indexed Note	3.375	01/15/12	124,117
227,841,855	k	United States Treasury Inflation Indexed Note	2.000	04/15/12	228,394
371,446,149	k	United States Treasury Inflation Indexed Note	3.000	07/15/12	386,623
123,143,175	k	United States Treasury Inflation Indexed Note	0.625	04/15/13	116,216
349,056,832	k	United States Treasury Inflation Indexed Note	1.875	07/15/13	348,021
360,339,208	k	United States Treasury Inflation Indexed Note	2.000	01/15/14	359,607
337,389,147	k	United States Treasury Inflation Indexed Note	2.000	07/15/14	336,546
312,734,349	k	United States Treasury Inflation Indexed Note	1.625	01/15/15	304,501
280,519,226	k	United States Treasury Inflation Indexed Note	1.875	07/15/15	276,158
265,768,190	k	United States Treasury Inflation Indexed Note	2.000	01/15/16	262,550
274,836,375	k	United States Treasury Inflation Indexed Note	2.500	07/15/16	281,299
244,892,490	k	United States Treasury Inflation Indexed Note	2.375	01/15/17	246,959
212,226,000	k	United States Treasury Inflation Indexed Note	2.625	07/15/17	218,560
210,533,379	k	United States Treasury Inflation Indexed Note	1.625	01/15/18	199,415
116,877,102	k	United States Treasury Inflation Indexed Note	1.375	07/15/18	107,956
		TOTAL U.S. TREASURY SECURITIES			6,834,409

		TOTAL GOVERNMENT BONDS			6,834,409
		(Cost $6,983,375)

SHORT-TERM INVESTMENTS - 0.14%
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.14%
7,200,000		Federal Home Loan Bank (FHLB)	0.000	10/23/08	7,198
2,180,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	11/03/08	2,176
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			9,374

		TOTAL SHORT-TERM INVESTMENTS			9,374
		(Cost $9,366)

		TOTAL PORTFOLIO - 99.08%			6,843,783
		(Cost $6,992,741)
		OTHER ASSETS & LIABILITIES, NET - 0.92%			63,597

		NET ASSETS - 100.00%			$6,907,380

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

		Cost amounts are in thousands.

		At September 30, 2008, the net unrealized depreciation on investments was $148,958,276 consisting of gross
		unrealized appreciation of $38,199,928 and gross unrealized depreciation of $187,158,204.
314

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)

BONDS - 40.36%

CORPORATE BONDS - 13.76%

AMUSEMENT AND RECREATION SERVICES - 0.02%
$ 2,000,000		International Speedway Corp	5.400%	04/15/14	Baa2	$1,994
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,994

ASSET BACKED - 2.68%
1,537,249		AmeriCredit Automobile Receivables Trust
		Series 2006-AF (Class A3)	5.560	09/06/11	Aaa	1,529
10,250,000		AmeriCredit Automobile Receivables Trust
		Series 2006-AF (Class A4)	5.640	09/06/13	Aaa	9,944
5,000,000		AmeriCredit Automobile Receivables Trust
		Series 2007-BF (Class A3A)	5.160	04/06/12	Aaa	4,886
10,000,000		Centex Home Equity Series 2004-C
		(Class AF5)	5.980	06/25/34	Aaa	8,874
3,501,139	i	Chase Funding Loan Acquisition Trust
		Series 2004-OPT1 (Class M1)	3.777	06/25/34	Aa1	2,724
17,372,800		Chase Funding Mortgage Loan Asset-
		Backed Certificates Series 2003-6
		(Class 1A7)	4.277	09/25/33	Aaa	15,184
770,497	i	Chase Funding Mortgage Loan Asset-
		Backed Certificates Series 2004-2
		(Class 1B)	5.700	02/25/35	Baa2	370
7,000,000		Citicorp Mortgage Securities, Inc Series
		2006-1 (Class A3)	5.706	07/25/36	Aaa	6,654
1,435,835		Countrywide Asset-Backed Certificates
		Series 2002-S2 (Class A5)	5.978	01/25/17	Aaa	1,384
730,636	i	Countrywide Home Equity Loan Trust
		Series 2004-B (Class 1A)	2.708	02/15/29	Baa3	360
3,877,643		Credit-Based Asset Servicing and
		Securitization LLC Series 2007-MX1
		(Class A1)	6.159	12/25/36	Aaa	3,782
12,000,000		Flagstar Home Equity Loan Trust Series
		2007-1A (Class AF3)	5.781	01/25/35	A2	9,697
3,500,000		GMAC Mortgage Corporation Loan Trust
		2006-HLTV A3	5.590	10/25/29	Aa1	3,037
2,282,000		GMAC Mortgage Corporation Loan Trust
		2006-HLTV A4	5.810	10/25/29	A1	1,472
839,959	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	831
3,029,166		Hertz Vehicle Financing LLC Series 2005-
		2A (Class A2)	4.930	02/25/10	Aa3	2,981
919,890		HFC Home Equity Loan Asset Backed
		Certificates Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	909
3,022,557		HFC Home Equity Loan Asset Backed
		Certificates Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	2,985
4,000,000		HFC Home Equity Loan Asset Backed
		Certificates Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	3,379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 19,000,000		Household Automotive Trust Series 2006-3
		(Class A4)	5.340%	09/17/13	Aaa	$18,045
16,000,000		Household Credit Card Master Note Trust I
		Series 2006-1 (Class A)	5.100	06/15/12	Aaa	15,717
1,011,205		Hyundai Auto Receivables Trust Series
		2006-A (Class A3)	5.130	06/15/10	Aaa	1,013
13,000,000		Hyundai Auto Receivables Trust Series
		2006-B (Class A4)	5.150	05/15/13	Aaa	12,797
8,000,000		JPMorgan Auto Receivables Trust Series
		2007-A (Class A3)	5.190	02/15/11	Aaa	7,986
2,738,735		Marriott Vacation Club Owner Trust Series
		2007-1A (Class A)	5.518	05/20/29	Aaa	2,512
13,339,412		Nissan Auto Lease Trust Series 2006-A
		(Class A3)	5.110	03/15/10	Aaa	13,308
8,500,000		Nissan Auto Lease Trust Series 2006-A
		(Class A4)	5.100	07/16/12	Aaa	8,375
3,250,000		Renaissance Home Equity Loan Trust
		Series 2006-3 (Class AF3)	5.586	11/25/36	Aaa	2,857
2,649,977		Residential Asset Mortgage Products, Inc
		Series 2003-RZ5 (Class A7)	4.970	09/25/33	Aaa	2,382
4,000,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-H12 (Class A2)	5.750	02/25/36	Aa1	3,675
2,000,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	1,130
200,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	77
5,700,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI3 (Class A3)	5.960	02/25/36	Aa3	4,211
7,000,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI4 (Class A2)	5.450	09/25/36	Aa1	5,901
18,000,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI4 (Class A3)	5.440	09/25/36	Aa3	11,028
5,003,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI5 (Class A2)	5.520	04/25/21	Aa1	3,934
9,000,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI5 (Class A3)	5.500	08/25/25	Aa3	4,810
1,553,222	m	Sierra Receivables Funding Co Series 2006-
		1A (Class A1)	5.840	05/20/18	A2	1,482
10,500,935	m, v	Sonic Capital LLC Series 2006-1A
		(Class A2)	5.096	12/20/31	Aa3	8,660
1,779,100	m, v	Wachovia Amortization Controlled Heloc
		NIM Series 2006-N1 (Class N1)	5.683	08/12/47	A3	1,705
2,335,891	i	Wachovia Loan Trust Series 2005-SD1
		(Class A)	3.567	05/25/35	N/R	2,044
		TOTAL ASSET BACKED				214,631

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.12%
4,375,000		Home Depot, Inc	5.250	12/16/13	Baa1	4,029
5,000,000		Lowe's Cos, Inc	8.250	06/01/10	A1	5,309
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				9,338

CHEMICALS AND ALLIED PRODUCTS - 0.32%
1,000,000		Abbott Laboratories	3.750	03/15/11	A1	989
2,150,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	2,061
3,150,000		Amgen, Inc	5.850	06/01/17	A3	3,024
965,000		Clorox Co	5.450	10/15/12	Baa2	961

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 2,500,000		Ecolab, Inc	6.875%	02/01/11	A2	$2,629
3,000,000		Genentech, Inc	5.250	07/15/35	A1	2,494
5,000,000		Johnson & Johnson	5.850	07/15/38	Aaa	4,862
1,500,000		Lubrizol Corp	4.625	10/01/09	Baa2	1,493
5,000,000	e	Praxair, Inc	3.950	06/01/13	A2	4,759
2,500,000		Praxair, Inc	5.250	11/15/14	A2	2,444
		TOTAL CHEMICALS AND ALLIED PRODUCTS				25,716

COMMUNICATIONS - 0.38%
1,184,000		AT&T Corp	7.300	11/15/11	A2	1,230
1,000,000		AT&T, Inc	6.150	09/15/34	A2	834
700,000		AT&T, Inc	6.500	09/01/37	A2	595
3,454,242		Bellsouth Telecommunications, Inc	6.300	12/15/15	A2	3,445
2,500,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A2	2,632
1,500,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	1,658
1,265,000		Sprint Capital Corp	8.375	03/15/12	Baa3	1,139
3,235,000		Sprint Nextel Corp	6.000	12/01/16	Baa3	2,491
5,000,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	4,756
2,500,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,203
2,500,000		Time Warner Cable, Inc	6.550	05/01/37	Baa2	2,025
2,500,000		Verizon Communications, Inc	5.250	04/15/13	A3	2,410
1,400,000		Verizon Communications, Inc	6.400	02/15/38	A3	1,168
4,000,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	3,926
		TOTAL COMMUNICATIONS				30,512

DEPOSITORY INSTITUTIONS - 2.00%
1,300,000	g	Amsouth Bank	4.850	04/01/13	A2	1,111
1,000,000		Astoria Financial Corp	5.750	10/15/12	A2	947
14,125,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	14,489
4,500,000	e	Bank of America Corp	4.900	05/01/13	Aa2	4,071
5,000,000		Bank of America NA	5.300	03/15/17	Aa1	4,154
3,000,000		Bank of Hawaii	6.875	03/01/09	A1	3,018
1,500,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	987
2,500,000		Capital One Bank	4.250	12/01/08	A2	2,479
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	A2	1,919
2,500,000	i	Countrywide Financial Corp	3.242	05/07/12	Aa2	2,212
8,800,000	g	Depfa ACS Bank	5.125	03/16/37	Aa1	8,342
6,500,000	g	FIA Card Services NA	7.125	11/15/12	Aa1	6,375
3,000,000		First Union National Bank of Florida	6.180	02/15/36	Aa3	2,067
5,000,000		Firstar Bank NA	7.125	12/01/09	Aa2	5,102
2,500,000		Independence Community Bank Corp	4.900	09/23/10	Baa2	1,924
5,000,000	e	M&I Marshall & Ilsley Bank	5.300	09/08/11	Aa3	4,723
5,000,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	3,725
5,000,000		Mellon Funding Corp	6.400	05/14/11	Aa3	4,956
5,000,000		Mercantile Bankshares Corp	4.625	04/15/13	A2	4,801
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	N/R	1,264
1,250,000		National City Bank	7.250	07/15/10	WR	1,002
1,200,000		National City Corp	4.000	02/01/11	A3	558
8,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	8,246
5,000,000		NB Capital Trust IV	8.250	04/15/27	Aa3	4,813
2,140,000	g	OMX Timber Finance Investments LLC
		Series 1	5.420	01/29/20	A1	1,758
3,000,000		Popular North America, Inc	3.875	10/01/08	WR	3,000
2,000,000	e	Popular North America, Inc	5.650	04/15/09	A3	1,976
5,000,000		Regions Bank	6.450	06/26/37	A2	2,972
7,185,000		Roslyn Bancorp, Inc	7.500	12/01/08	A3	7,213
2,000,000		State Street Bank & Trust Co	5.250	10/15/18	Aa2	1,720

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 7,312,000		State Street Corp	7.650%	06/15/10	A1	$7,566
4,000,000		Union Bank of California NA	5.950	05/11/16	A1	3,618
1,112,000		US Bank NA	6.375	08/01/11	Aa2	1,123
3,000,000		US Bank NA	4.950	10/30/14	Aa2	2,906
5,000,000		Wachovia Corp	5.300	10/15/11	A1	4,169
5,000,000		Webster Bank	5.875	01/15/13	A3	4,482
2,125,000		Wells Fargo & Co	4.375	01/31/13	Aa1	1,953
5,150,000		Wells Fargo & Co	5.625	12/11/17	Aa1	4,733
1,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	1,523
5,000,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,497
8,195,000		Western Financial Bank	9.625	05/15/12	Aa3	7,641
5,000,000	i	World Savings Bank FSB	2.929	09/16/09	Aa2	4,576
		TOTAL DEPOSITORY INSTITUTIONS				160,711

EATING AND DRINKING PLACES - 0.01%
1,250,000		McDonald's Corp	5.350	03/01/18	A3	1,210
		TOTAL EATING AND DRINKING PLACES				1,210

ELECTRIC, GAS, AND SANITARY SERVICES - 1.19%
3,510,000		AGL Capital Corp	6.000	10/01/34	Baa1	2,844
5,000,000		Atmos Energy Corp	5.125	01/15/13	Baa3	4,804
5,000,000		Avista Corp	5.950	06/01/18	Baa2	4,611
5,000,000	e	Connecticut Light & Power	5.650	05/01/18	A3	4,726
2,000,000		Connecticut Light & Power	5.750	03/01/37	A3	1,683
4,365,305	g	Great River Energy	5.829	07/01/17	A2	4,414
5,000,000		Hawaiian Electric Industries, Inc	6.141	08/15/11	Baa2	5,118
3,000,000		Idaho Power Co	7.200	12/01/09	A3	3,049
5,000,000		Idaho Power Co	5.500	04/01/33	A3	4,115
2,500,000		Idaho Power Co	6.250	10/15/37	A3	2,243
7,500,000	g	International Transmission Co	4.450	07/15/13	A3	7,014
1,550,000		Laclede Gas Co	6.500	11/15/10	A3	1,611
2,500,000		Laclede Gas Co	6.150	06/01/36	A3	2,314
2,066,192		MP Environmental Funding LLC	4.982	07/15/14	Aaa	2,054
5,000,000	g	National Fuel Gas Co	6.500	04/15/18	Baa1	4,735
6,000,000		Nevada Power Co	6.650	04/01/36	Baa3	5,316
2,000,000		Nicor, Inc	6.580	02/15/28	A1	2,006
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	A2	1,298
4,000,000		ONEOK Partners LP	5.900	04/01/12	Baa2	3,935
2,185,000	g	Pedernales Electric Cooperative	6.202	11/15/32	N/R	2,000
2,000,000		Piedmont Natural Gas Co	7.350	09/25/09	A3	2,032
2,000,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	1,615
5,000,000		Questar Market Resources, Inc	6.050	09/01/16	Baa3	4,866
2,000,000		Questar Pipeline Co	6.570	09/26/11	A3	2,047
2,500,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	2,636
3,000,000	g	Transcontinental Gas Pipe Line Corp	6.050	06/15/18	Baa2	2,776
5,000,000		Washington Gas Light Co	5.440	08/11/25	A2	4,081
5,000,000		Wisconsin Public Service Corp	6.125	08/01/11	Aa3	5,183
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				95,126

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.04%
3,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	3,363
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				3,363

FABRICATED METAL PRODUCTS - 0.05%
4,000,000		Stanley Works	5.000	03/15/10	A2	4,040
		TOTAL FABRICATED METAL PRODUCTS				4,040

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
FOOD AND KINDRED PRODUCTS - 0.24%
$ 5,000,000		Campbell Soup Co	5.000%	12/03/12	A2	$5,069
6,700,000		Coca-Cola Bottling Co Consolidated	5.000	11/15/12	Baa2	6,499
5,000,000	e	Coca-Cola Enterprises, Inc	5.000	08/15/13	A3	4,987
535,000		Kraft Foods, Inc	6.125	02/01/18	Baa2	501
2,500,000		WM Wrigley Jr Co	4.650	07/15/15	Ba2	2,087
		TOTAL FOOD AND KINDRED PRODUCTS				19,143

FOOD STORES - 0.06%
5,000,000		Kroger Co	8.050	02/01/10	Baa2	5,135
		TOTAL FOOD STORES				5,135

FURNITURE AND FIXTURES - 0.05%
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	A2	3,940
		TOTAL FURNITURE AND FIXTURES				3,940

GENERAL BUILDING CONTRACTORS - 0.09%
3,000,000		Lennar Corp	5.125	10/01/10	Ba3	2,520
3,000,000		MDC Holdings, Inc	5.375	07/01/15	Baa3	2,736
2,000,000		Ryland Group, Inc	5.375	05/15/12	Ba2	1,630
		TOTAL GENERAL BUILDING CONTRACTORS				6,886

GENERAL MERCHANDISE STORES - 0.05%
3,000,000		Macy's Retail Holdings, Inc	5.350	03/15/12	Baa3	2,763
1,000,000		Target Corp	6.000	01/15/18	A2	947
		TOTAL GENERAL MERCHANDISE STORES				3,710

HEALTH SERVICES - 0.09%
2,000,000		American National Red Cross	5.392	11/15/12	Aa3	2,072
4,000,000		American National Red Cross	5.567	11/15/17	Aaa	4,068
1,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,458
		TOTAL HEALTH SERVICES				7,598

HOLDING AND OTHER INVESTMENT OFFICES - 0.18%
2,500,000		AMB Property LP	5.450	12/01/10	Baa1	2,471
3,000,000		Highwoods Properties, Inc	5.850	03/15/17	Ba1	2,406
5,000,000		Kimco Realty Corp	5.304	02/22/11	Baa1	4,838
2,000,000		Simon Property Group LP	5.250	12/01/16	A3	1,706
3,000,000		Washington Real Estate Investment Trust	5.125	03/15/13	Baa1	2,763
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				14,184

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.26%
4,340,000		Deere & Co	8.100	05/15/30	A2	4,836
4,000,000		IBM International Group Capital LLC	5.050	10/22/12	A1	4,033
1,575,000		John Deere Capital Corp	5.350	04/03/18	A2	1,428
10,065,000	g	Pall Corp	6.000	08/01/12	Baa1	10,740
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				21,037

INSTRUMENTS AND RELATED PRODUCTS - 0.26%
5,000,000		Beckman Coulter, Inc	6.875	11/15/11	Baa3	5,210
4,500,000		Becton Dickinson & Co	7.150	10/01/09	A2	4,541
3,000,000		Boston Scientific Corp	6.250	11/15/15	Ba2	2,828
3,500,000		Medtronic, Inc	4.750	09/15/15	A1	3,419
3,000,000		Thermo Fisher Scientific, Inc	7.625	10/30/08	Baa2	3,005

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 1,750,000		Thermo Fisher Scientific, Inc	5.000%	06/01/15	Baa2	$1,620
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				20,623

INSURANCE CARRIERS - 0.69%
2,690,000		Aetna, Inc	6.500	09/15/18	A3	2,648
2,800,000	g	Anthem Insurance Co, Inc	9.125	04/01/10	A3	3,000
3,000,000	i	Chubb Corp	6.375	03/29/67	A3	2,288
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	A3	2,665
3,000,000		First American Corp	5.700	08/01/14	Baa2	2,918
2,500,000	i	Hartford Life Global Funding Trusts	2.919	03/15/11	Aa3	2,324
5,000,000	g	Health Care Service Corp	7.750	06/15/11	A1	5,435
1,200,000	g	Jackson National Life Global Funding	6.125	05/30/12	A1	1,187
1,945,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa1	2,077
2,000,000		Markel Corp	6.800	02/15/13	Baa2	2,082
3,300,000		Markel Corp	7.350	08/15/34	Baa2	3,017
5,000,000	g	Nationwide Life Global Funding I	5.350	03/15/11	Aa3	5,080
4,900,000	g	Ohio National Financial Services, Inc	7.000	07/15/11	Baa1	5,420
3,500,000	g	Pricoa Global Funding I	4.625	06/25/12	Aa3	3,443
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	2,442
1,036,000		Protective Life Corp	4.300	06/01/13	A3	994
2,500,000		Protective Life Secured Trusts	4.850	08/16/10	Aa3	2,532
2,500,000		Protective Life Secured Trusts	4.000	04/01/11	Aa3	2,482
2,500,000	g	Prudential Funding LLC	6.750	09/15/23	A1	2,236
1,500,000		WellPoint, Inc	5.850	01/15/36	Baa1	1,185
		TOTAL INSURANCE CARRIERS				55,455

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.06%
5,000,000		Harsco Corp	5.125	09/15/13	A3	5,075
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				5,075

MISCELLANEOUS RETAIL - 0.08%
3,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	2,804
4,081,296	g	CVS Caremark Corp	5.298	01/11/27	Baa2	3,614
		TOTAL MISCELLANEOUS RETAIL				6,418

MOTION PICTURES - 0.16%
6,000,000		Historic TW, Inc	6.625	05/15/29	Baa2	4,792
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	Baa2	5,743
2,000,000		Time Warner, Inc	6.750	04/15/11	Baa2	1,996
		TOTAL MOTION PICTURES				12,531

NONDEPOSITORY INSTITUTIONS - 0.19%
5,000,000		American Capital Strategies Ltd	6.850	08/01/12	Baa2	4,627
5,000,000	i	American Express Credit Corp	4.195	10/04/10	Aa3	4,525
4,000,000		Capital One Financial Corp	5.700	09/15/11	A3	3,542
3,500,000	g, i	Meridian Funding Co LLC	3.016	07/21/11	A2	2,440
		TOTAL NONDEPOSITORY INSTITUTIONS				15,134

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
2,500,000		Vulcan Materials Co	6.300	06/15/13	A3	2,523
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				2,523

OIL AND GAS EXTRACTION - 0.50%
5,000,000		Apache Corp	5.250	04/15/13	A3	4,857
3,000,000		Apache Corp	6.000	01/15/37	A3	2,536

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 3,500,000		Chesapeake Energy Corp	6.500%	08/15/17	Ba3	$3,063
8,500,000	g	EOG Resources Canada, Inc	4.750	03/15/14	A3	8,866
2,000,000		Equitable Resources, Inc	5.000	10/01/15	Baa1	1,769
2,000,000		Noble Energy, Inc	8.000	04/01/27	Baa2	1,990
7,775,000		Smith International, Inc	6.750	02/15/11	Baa1	8,155
2,000,000		Valero Logistics Operations LP	6.050	03/15/13	Baa3	1,936
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,004
2,500,000		XTO Energy, Inc	6.375	06/15/38	Baa2	2,041
		TOTAL OIL AND GAS EXTRACTION				40,217

OTHER MORTGAGE BACKED SECURITIES - 2.70%
2,000,000	i	Banc of America Commercial Mortgage,
		Inc Series 2006-2 (Class A4)	5.929	05/10/45	N/R	1,810
10,000,000		Banc of America Commercial Mortgage,
		Inc Series 2006-5 (Class AJ)	5.477	09/10/47	Aaa	7,228
2,525,000		Banc of America Commercial Mortgage,
		Inc Series 2006-6 (Class AJ)	5.421	10/10/45	Aaa	1,807
5,000,000	i	Banc of America Commercial Mortgage,
		Inc Series 2007-2 (Class A2)	5.634	04/10/49	N/R	4,669
3,232,446		Banc of America Mortgage Securities, Inc
		Series 2006-1 (Class A8)	6.000	05/25/36	Aaa	3,239
1,779,251		Bank of America Alternative Loan Trust
		Series 2004-8 (Class 3A1)	5.500	09/25/19	Aaa	1,744
5,375,000		Bear Stearns Commercial Mortgage
		Securities Series 2006-PW13 (Class A4)	5.540	09/11/41	N/R	4,788
3,000,000		Bear Stearns Commercial Mortgage
		Securities Series 2006-PW14 (Class A4)	5.201	12/11/38	N/R	2,597
4,000,000		Bear Stearns Commercial Mortgage
		Securities Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	3,560
3,776,000	i	Bear Stearns Commercial Mortgage
		Securities Series 2007-PW16 (Class AJ)	5.902	06/11/40	Aaa	2,497
2,503,362	i	Bear Stearns Commercial Mortgage
		Securities Series 2007-PW17 (Class AM)	5.915	06/11/50	N/R	1,952
2,520,000	i	Bear Stearns Commercial Mortgage
		Securities Series 2007-T28 (Class AJ)	6.175	09/11/42	N/R	1,681
2,450,000	i	Commercial Mortgage Load Trust Series
		2008-LS1 (Class A1)	6.221	12/10/49	Aaa	1,934
3,225,000		Countrywide Alternative Loan Trust Series
		2004-29CB (Class A7)	5.375	01/25/35	N/R	3,089
4,481,053		Countrywide Alternative Loan Trust Series
		2004-30CB (Class 1A15)	5.500	08/25/16	Aaa	4,205
3,255,156		Countrywide Home Loan Mortgage Pass
		Through Trust Series 2005-17
		(Class 1A10)	5.250	09/25/35	N/R	3,229
4,800,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	4,219
510,119	i	Credit Suisse Mortgage Capital Certificates
		Series 2006-TF2A
		(Class A1)	2.588	10/15/21	Aaa	472
2,600,000		Credit Suisse Mortgage Capital Certificates
		Series 2007-C1 (Class A3)	5.383	02/15/40	Aaa	2,178
3,750,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2007-C1 (Class AJ)	5.457	02/15/40	Aaa	2,440
1,800,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2007-C2 (Class A3)	5.542	01/15/49	Aaa	1,517

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 2,630,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2007-C3 (Class AM)	5.913%	06/15/39	Aaa	$2,042
6,903,895	i	Credit Suisse/Morgan Stanley Commercial
		Mortgage Certificate Series HC1A
		(Class A1)	2.678	05/15/23	Aaa	6,331
5,320,820		CS First Boston Mortgage Securities Corp
		Series 2005-5 (Class 7A1)	6.000	07/25/35	Aaa	4,852
1,890,038	i	GE Capital Commercial Mortgage Corp	5.512	11/10/45	Aaa	1,617
5,000,000		Greenwich Capital Commercial Funding
		Corp Series 2007-GG11 (Class A2)	5.597	12/10/49	N/R	4,569
8,695,000		Greenwich Capital Commercial Funding
		Corp Series 2007-GG11 (Class A4)	5.736	12/10/49	N/R	7,380
10,000,000	i	GS Mortgage Securities Corp II Series 2001-
		ROCK (Class BFL)	4.483	05/03/18	Aaa	9,879
3,670,000		GS Mortgage Securities Corp II Series 2006-
		GG8 (Class A2)	5.479	11/10/39	Aaa	3,519
3,000,000		GS Mortgage Securities Corp II Series 2006-
		GG8 (Class A4)	5.560	11/10/39	Aaa	2,654
5,000,000	i	GS Mortgage Securities Corp II Series 2007-
		GG10 (Class A2)	5.778	08/10/45	Aaa	4,688
1,300,000	i	GS Mortgage Securities Corp II Series 2007-
		GG10 (Class A4)	5.993	08/10/45	Aaa	1,110
1,000,000		JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2002-C1
		(Class A3)	5.376	07/12/37	Aaa	963
9,000,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2003-CB6
		(Class A2)	5.255	07/12/37	Aaa	8,568
3,525,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2006-FL1A
		(Class A2)	2.668	02/15/20	Aaa	3,114
4,000,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2006-LDP7
		(Class A2)	6.051	04/15/45	Aaa	3,896
2,615,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2007-CB19
		(Class AM)	5.937	02/12/49	Aaa	2,036
1,766,550	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2007-FL1A
		(Class A1)	2.863	07/15/19	Aaa	1,681
1,925,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2008-C2
		(Class AM)	6.799	02/12/51	Aaa	1,575
3,775,000	i	LB-UBS Commercial Mortgage Trust
		Series 2007-C2 (Class AJ)	5.562	02/15/40	N/R	2,466
2,495,000	i	LB-UBS Commercial Mortgage Trust
		Series 2008-C1 (Class A2)	6.317	04/15/41	Aaa	2,186
2,850,643	i	Lehman Brothers Floating Rate
		Commercial Mortgage Trust Series 2006-
		LLFA (Class A1)	2.568	09/15/21	Aaa	2,581
617,959		MASTR Asset Securitization Trust Series
		2005-2 (Class 3A1)	5.000	10/25/20	Aaa	591
10,000,000	i	Merrill Lynch Mortgage Trust Series 2003-
		KEY1 (Class A4)	5.236	11/12/35	N/R	9,399
1,645,209	i	Merrill Lynch Mortgage Trust Series 2005-
		CIP1 (Class AM)	5.107	07/12/38	Aaa	1,391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 1,300,000	i	Merrill Lynch Mortgage Trust Series 2006-
		C1 (Class A4)	5.841%	05/12/39	N/R	$1,173
3,250,000	i	Merrill Lynch Mortgage Trust Series 2008-
		C1 (Class AJ)	6.461	02/12/51	Aaa	2,205
2,000,000	i	Merrill Lynch Mortgage Trust Series 2008-
		C1 (Class AM)	6.461	02/12/51	Aaa	1,603
1,485,000		Merrill Lynch Mortgage Trust Series 2008-
		C1 (Class C)	6.461	02/12/51	N/R	907
2,300,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2006-1
		(Class A4)	5.602	02/12/39	N/R	2,049
4,750,000		Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2007-5
		(Class A4)	5.378	08/12/48	Aaa	3,968
2,515,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2007-8
		(Class AM)	6.156	08/12/49	N/R	2,059
2,015,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2007-9
		(Class AM)	5.456	09/12/49	N/R	1,561
9,146,429		Morgan Stanley Capital I Series 2005-HQ5
		(Class A2)	4.809	01/14/42	N/R	8,990
1,211,000	i	Morgan Stanley Capital I Series 2006-HQ9
		(Class A4)	5.731	07/12/44	N/R	1,087
2,500,000	i	Morgan Stanley Capital I Series 2006-IQ11
		(Class A4)	5.943	10/15/42	N/R	2,267
5,500,000		Morgan Stanley Capital I Series 2006-IQ12
		(Class A2)	5.283	12/15/43	N/R	5,226
4,000,000		Morgan Stanley Capital I Series 2007-
		HQ11 (Class A31)	5.439	02/12/44	Aaa	3,575
3,440,000		Morgan Stanley Capital I Series 2007-IQ13
		(Class A4)	5.364	03/15/44	N/R	2,864
2,800,000		Residential Accredit Loans, Inc Series 2005-
		QS17 (Class A1)	6.000	12/25/35	Aaa	2,061
2,700,000	i	Wachovia Bank Commercial Mortgage
		Trust Series 2006-C24 (Class A3)	5.558	03/15/45	Aaa	2,388
3,710,000	i	Wachovia Bank Commercial Mortgage
		Trust Series 2006-WL7A (Class A2)	2.608	09/15/21	Aaa	3,361
8,100,000	i	Wachovia Bank Commercial Mortgage
		Trust Series 2007-C30 (Class AJ)	5.413	12/15/43	Aaa	5,244
4,700,000		Wachovia Bank Commercial Mortgage
		Trust Series 2007-C30 (Class AM)	5.383	12/15/43	Aaa	3,566
4,000,000		Wachovia Bank Commercial Mortgage
		Trust Series 2007-C31 (Class A2)	5.421	04/15/47	Aaa	3,707
4,395,710	i	Wells Fargo Mortgage Backed Securities
		Trust Series 2006-AR2 (Class 2A3)	5.106	03/25/36	N/R	3,904
3,763,124	i	Wells Fargo Mortgage Backed Securities
		Trust Series 2006-AR4 (Class 1A1)	5.855	04/25/36	N/R	3,121
		TOTAL OTHER MORTGAGE BACKED SECURITIES				216,829

PAPER AND ALLIED PRODUCTS - 0.08%
2,500,000		International Paper Co	7.400	06/15/14	Baa3	2,504
4,100,000		Kimberly-Clark Corp	6.625	08/01/37	A2	4,102
		TOTAL PAPER AND ALLIED PRODUCTS				6,606

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
PETROLEUM AND COAL PRODUCTS - 0.09%
$ 6,500,000		Sunoco, Inc	4.875%	10/15/14	Baa2	$6,150
1,500,000		Valero Energy Corp	6.625	06/15/37	Baa2	1,294
		TOTAL PETROLEUM AND COAL PRODUCTS				7,444

PIPELINES, EXCEPT NATURAL GAS - 0.03%
2,500,000		Kinder Morgan Energy Partners LP	7.300	08/15/33	Baa2	2,282
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,282

PRIMARY METAL INDUSTRIES - 0.06%
5,000,000		Hubbell, Inc	5.950	06/01/18	A3	4,846
		TOTAL PRIMARY METAL INDUSTRIES				4,846

PRINTING AND PUBLISHING - 0.03%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,521
		TOTAL PRINTING AND PUBLISHING				2,521

RAILROAD TRANSPORTATION - 0.15%
1,440,000		CSX Corp	6.150	05/01/37	Baa3	1,116
1,900,000		CSX Transportation, Inc	7.820	04/01/11	N/R	2,023
1,200,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	1,157
2,500,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	2,174
4,815,000		Norfolk Southern Corp	5.640	05/17/29	Baa1	4,145
335,657	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	354
335,657	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	353
335,657	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	353
		TOTAL RAILROAD TRANSPORTATION				11,675

REAL ESTATE - 0.01%
1,000,000	g, i	USB Realty Corp	6.091	12/30/49	A1	460
		TOTAL REAL ESTATE				460

SECURITY AND COMMODITY BROKERS - 0.14%
2,292,000		Charles Schwab Corp	8.050	03/01/10	A2	2,336
1,500,000		Eaton Vance Corp	6.500	10/02/17	A3	1,470
3,000,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	1,318
2,000,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	1,420
1,000,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	668
5,000,000		Jefferies Group, Inc	6.450	06/08/27	Baa1	3,677
		TOTAL SECURITY AND COMMODITY BROKERS				10,889

SOCIAL SERVICES - 0.06%
5,145,000		Salvation Army	5.637	09/01/26	Aa3	5,207
		TOTAL SOCIAL SERVICES				5,207

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
2,500,000	e	3M Co	6.375	02/15/28	Aa1	2,759
1,000,000		Martin Marietta Materials, Inc	5.875	12/01/08	Baa1	999
1,750,000		Martin Marietta Materials, Inc	6.600	04/15/18	Baa1	1,619
1,000,000		Martin Marietta Materials, Inc	6.875	04/01/11	Baa1	1,017
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				6,394

TRANSPORTATION BY AIR - 0.12%
3,000,000		FedEx Corp	5.500	08/15/09	Baa2	2,988
5,000,000	i	JetBlue Airways Corp	3.254	11/15/16	A2	3,687
3,000,000	e	Southwest Airlines Co	5.125	03/01/17	Baa1	2,587
		TOTAL TRANSPORTATION BY AIR				9,262

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
TRANSPORTATION EQUIPMENT - 0.11%
$ 5,000,000	g	Harley-Davidson Funding Corp	6.800%	06/15/18	A1	$4,682
3,280,305	g, m	Southern Capital Corp	5.700	06/30/22	A2	3,435
1,000,000		Union Tank CAR Co	6.790	05/01/10	A1	1,048
		TOTAL TRANSPORTATION EQUIPMENT				9,165

TRANSPORTATION SERVICES - 0.02%
1,613,444	g	GATX Corp	5.697	01/02/25	A3	1,451
		TOTAL TRANSPORTATION SERVICES				1,451

TRUCKING AND WAREHOUSING - 0.06%
2,500,000		United Parcel Service, Inc	8.375	04/01/20	Aa2	3,104
1,360,000		United Parcel Service of America, Inc	8.375	04/01/30	Aa2	1,657
		TOTAL TRUCKING AND WAREHOUSING				4,761

WHOLESALE TRADE-DURABLE GOODS - 0.03%
3,000,000		Reliance Steel & Aluminum Co	6.200	11/15/16	Baa3	2,752
		TOTAL WHOLESALE TRADE-DURABLE GOODS				2,752

WHOLESALE TRADE-NONDURABLE GOODS - 0.19%
2,500,000		Procter & Gamble Co	8.750	06/01/22	Aa3	3,311
3,750,000		Procter & Gamble Co	5.550	03/05/37	Aa3	3,487
5,000,000		Sysco Corp	7.160	04/15/27	A1	5,458
3,000,000		Sysco International Co	6.100	06/01/12	A1	3,202
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				15,458

		TOTAL CORPORATE BONDS				1,104,252
		Cost ($1,202,871)

GOVERNMENT BONDS - 26.60%

AGENCY SECURITIES - 1.83%
3,659,733		Cal Dive I- Title XI, Inc	4.930	02/01/27	N/R	3,824
4,500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	4,624
11,900,000		Federal Farm Credit Bank (FFCB)	2.625	04/21/11	Aaa	11,648
5,000,000		Federal Home Loan Bank (FHLB)	3.625	09/16/11	Aaa	5,001
5,000,000		Federal Home Loan Mortgage Corp
		(FHLMC)	3.250	07/16/10	Aaa	5,009
2,000,000		FHLMC	4.125	12/21/12	Aaa	2,021
3,000,000		FHLMC	3.500	05/29/13	Aaa	2,949
3,700,000		Federal National Mortgage Association
		(FNMA)	3.250	08/12/10	Aaa	3,709
30,000,000		FNMA	2.875	10/12/10	Aaa	29,863
6,150,000		FNMA	5.625	07/15/37	Aaa	6,518
4,000,000	j	Government Trust Certificate	0.000	04/01/21	N/R	2,174
3,953,293		New Valley Generation II	5.572	05/01/20	Aaa	4,180
3,931,145		New Valley Generation III	4.929	01/15/21	Aaa	3,918
469,514	m, v	New Valley Generation III	4.687	01/15/22	Aaa	454
2,500,000	j, m	Overseas Private Investment Corp	0.000	07/31/11	N/R	2,822
2,147,825		Overseas Private Investment Corp	5.410	12/15/11	N/R	2,204
4,962,000		Overseas Private Investment Corp	4.050	11/15/14	N/R	5,088
2,591,367		Overseas Private Investment Corp	3.420	01/15/15	N/R	2,667
6,248,166		Overseas Private Investment Corp	3.740	04/15/15	N/R	6,400
10,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	10,353
13,400,000		Private Export Funding Corp	3.550	04/15/13	Aaa	13,018

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 6,085,000		Private Export Funding Corp	4.974%	08/15/13	Aaa	$6,265
5,007,000		US Department of Housing and Urban
		Development	5.380	08/01/18	N/R	5,157
6,843,112	g	US Trade Funding Corp	4.260	11/15/14	N/R	7,168
		TOTAL AGENCY SECURITIES				147,034

FOREIGN GOVERNMENT BONDS - 0.99%
1,500,000		Development Bank of Japan	4.250	06/09/15	Aaa	1,513
2,750,000	e	Eksportfinans A/S	5.000	02/14/12	Aaa	2,827
2,000,000		European Investment Bank	4.875	02/15/36	Aaa	2,002
5,000,000		Federal Republic of Germany	3.875	06/01/10	N/R	5,050
6,082,000		Hydro Quebec	8.400	01/15/22	Aa2	8,122
5,000,000	g	International Finance Facility for
		Immunisation	5.000	11/14/11	Aaa	5,294
2,850,000		Italy Government International Bond	5.375	06/12/17	NR	3,006
5,000,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	5,021
5,000,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,243
10,000,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	10,509
7,500,000		Province of Ontario	3.125	09/08/10	Aa1	7,555
5,000,000	e	Province of Quebec Canada	4.625	05/14/18	Aa2	4,912
5,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	6,361
10,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	11,649
		TOTAL FOREIGN GOVERNMENT BONDS				79,064

MORTGAGE BACKED SECURITIES - 16.29%
1,234,651		Federal Home Loan Mortgage Corp
		(FHLMC)	6.000	09/15/16		1,272
4,812,412		FHLMC	4.500	09/15/35		4,699
4,670,298	i	FHLMC	5.073	02/01/36		4,695
7,512,269	i	FHLMC	5.800	07/01/36		7,679
3,058,273	i	FHLMC	4.993	09/01/36		3,104
15,318,064	i	FHLMC	6.089	09/01/36		15,577
9,392,611	i	FHLMC	5.736	02/01/37		9,584
13,083,634	i	FHLMC	5.723	03/01/37		13,225
9,866,916	i	FHLMC	5.870	04/01/37		10,064
7,657,719	i	FHLMC	5.857	08/01/37		7,798
14,158,967	i	FHLMC	5.851	09/01/37		14,412
86,087		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	6.000	03/01/11		88
449,075		FGLMC	6.500	12/01/16		471
780,147		FGLMC	6.000	12/01/17		798
4,705,508		FGLMC	4.500	10/01/18		4,630
5,918,434		FGLMC	4.500	11/01/18		5,824
6,693,353		FGLMC	4.500	11/01/18		6,587
7,255,023		FGLMC	4.500	01/01/19		7,117
3,119,023	d	FGLMC	5.500	01/01/19		3,164
2,907,894		FGLMC	5.000	02/01/19		2,903
504,712		FGLMC	4.500	07/01/20		494
461,868	d	FGLMC	7.000	10/01/20		486
17,006,579		FGLMC	4.500	06/01/21		16,629
4,619,974		FGLMC	4.500	06/01/21		4,517
5,783,940		FGLMC	4.500	03/01/23		5,634
28,047		FGLMC	7.000	05/01/23		30
128,935	d	FGLMC	8.000	01/01/31		140
3,978,076		FGLMC	4.500	07/01/33		3,779
5,577,556		FGLMC	5.500	09/01/33		5,565

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 4,835,365		FGLMC	5.500%	09/01/33	$4,824
13,372,120		FGLMC	5.500	12/01/33	13,349
21,100,202		FGLMC	7.000	12/01/33	22,204
13,995,852		FGLMC	5.000	01/01/34	13,677
2,178,177		FGLMC	5.500	12/01/34	2,171
961,657		FGLMC	6.000	05/01/35	975
954,000		FGLMC	6.000	05/01/35	967
2,374,672		FGLMC	6.000	05/01/35	2,407
1,709,673		FGLMC	6.000	05/01/35	1,733
2,442,696		FGLMC	6.000	05/01/35	2,476
1,156,233		FGLMC	6.000	05/01/35	1,172
5,783,877		FGLMC	7.000	05/01/35	6,086
2,535,774		FGLMC	5.500	06/01/35	2,526
2,683,500		FGLMC	6.000	08/01/35	2,720
2,560,068		FGLMC	4.500	09/01/35	2,426
7,177,221		FGLMC	4.500	09/01/35	6,801
6,089,253		FGLMC	4.500	09/01/35	5,770
12,188,800		FGLMC	5.000	09/01/35	11,892
2,742,917		FGLMC	5.000	10/01/35	2,676
3,135,918		FGLMC	5.000	11/01/35	3,060
995,104		FGLMC	4.500	12/01/35	943
2,027,111		FGLMC	7.000	01/01/36	2,126
9,624,429		FGLMC	5.500	04/01/36	9,582
688,338		FGLMC	6.500	05/01/36	707
3,050,128		FGLMC	6.500	10/01/36	3,131
1,351,036		FGLMC	6.500	12/01/36	1,378
16,684,129		FGLMC	5.500	01/01/37	16,611
9,078,596		FGLMC	5.500	04/01/37	9,038
22,786,539		FGLMC	5.500	05/01/37	22,684
7,407,184		FGLMC	6.000	08/01/37	7,505
4,267,964		FGLMC	6.000	09/01/37	4,324
6,337,480		FGLMC	6.000	02/01/38	6,421
9,848,291		FGLMC	5.000	04/01/38	9,599
3,428,171		FGLMC	5.000	04/01/38	3,341
6,087,695		FGLMC	6.500	05/01/38	6,249
6,928,510		FGLMC	5.500	07/01/38	6,897
25,700		Federal National Mortgage Association
		(FNMA)	7.500	06/01/11	27
17,194		FNMA	8.000	07/01/11	18
4,704		FNMA	7.500	08/01/11	5
6,139		FNMA	7.500	09/01/11	6
18,430		FNMA	7.500	10/01/11	19
595		FNMA	7.500	10/01/11	1
3,310		FNMA	7.500	10/01/11	3
145,832		FNMA	7.000	04/01/12	153
122,542		FNMA	5.000	06/01/13	123
2,769,164		FNMA	4.440	07/01/13	2,683
3,849,410		FNMA	4.021	08/01/13	3,672
2,087,245		FNMA	4.589	05/01/14	2,023
4,259,161		FNMA	4.265	06/01/14	4,055
3,085,243		FNMA	4.530	10/01/14	2,976
10,438		FNMA	8.500	11/01/14	11
302,992		FNMA	6.500	10/01/16	315
1,258,434	d	FNMA	6.500	04/01/17	1,308
3,743,073		FNMA	5.000	12/01/17	3,760
535,830		FNMA	6.500	02/01/18	556

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 498,563	d	FNMA	5.500%	04/01/18	$508
62,706		FNMA	5.500	05/01/18	64
7,158,047		FNMA	5.500	11/01/18	7,273
4,704,836		FNMA	5.000	12/01/18	4,720
3,905,200		FNMA	5.000	01/01/19	3,918
521,389		FNMA	6.000	01/01/19	534
542,728		FNMA	6.000	02/01/19	556
600,000		FNMA	4.000	02/25/19	552
219,962		FNMA	4.500	03/01/19	216
704,968		FNMA	4.500	05/01/19	692
2,028,318		FNMA	5.000	03/01/20	2,035
2,983,665		FNMA	5.000	03/01/21	2,993
6,193,318		FNMA	4.500	03/01/23	6,040
48,361		FNMA	8.000	03/01/23	53
12,754,024		FNMA	5.000	07/01/23	12,676
10,000,000	h	FNMA	5.000	10/25/23	9,928
297,361		FNMA	5.000	01/01/24	293
879,014		FNMA	5.500	02/01/24	883
130,194		FNMA	8.000	07/01/24	142
25,183,627	d	FNMA	5.000	10/01/25	24,746
10,388,940		FNMA	6.000	03/01/32	10,611
6,339,884		FNMA	5.500	01/01/33	6,345
531,666		FNMA	5.000	02/01/33	520
4,893,640		FNMA	4.500	03/25/33	4,839
1,043,004		FNMA	5.500	06/01/33	1,043
1,393,434		FNMA	5.500	07/01/33	1,394
2,592,006		FNMA	4.500	08/01/33	2,462
1,468,992		FNMA	5.000	08/01/33	1,436
2,526,087		FNMA	6.000	08/01/33	2,571
6,000,000		FNMA	5.500	08/25/33	6,025
336,063		FNMA	4.500	09/01/33	319
1,719,202		FNMA	5.000	10/01/33	1,681
1,656,753		FNMA	5.000	10/01/33	1,619
2,075,039		FNMA	5.000	11/01/33	2,028
1,945,159		FNMA	5.500	11/01/33	1,945
2,746,607		FNMA	5.500	11/01/33	2,747
3,150,228		FNMA	5.500	11/01/33	3,151
2,267,354		FNMA	5.500	11/01/33	2,268
2,158,812		FNMA	5.500	11/01/33	2,159
629,287		FNMA	5.500	12/01/33	629
428,600		FNMA	5.500	12/01/33	429
1,080,859		FNMA	5.500	12/01/33	1,081
1,739,623		FNMA	5.500	01/01/34	1,740
234,124		FNMA	7.000	01/01/34	246
716,301		FNMA	5.000	03/01/34	700
1,571,399		FNMA	5.000	03/01/34	1,536
621,732		FNMA	5.000	03/01/34	608
27,896,693		FNMA	5.000	03/01/34	27,270
551,001		FNMA	5.000	03/01/34	539
4,775,565		FNMA	5.000	04/01/34	4,664
1,389,538		FNMA	4.500	05/01/34	1,318
74,048		FNMA	4.500	05/01/34	70
60,849		FNMA	4.500	05/01/34	58
90,513		FNMA	4.500	06/01/34	86
61,942		FNMA	4.500	06/01/34	59
269,337		FNMA	4.500	06/01/34	255

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 66,754		FNMA	4.500%	06/01/34	$63
201,922		FNMA	4.500	07/01/34	192
60,971		FNMA	4.500	07/01/34	58
181,090		FNMA	4.500	07/01/34	172
1,534,393		FNMA	4.500	08/01/34	1,456
110,219		FNMA	4.500	08/01/34	105
21,811,900		FNMA	5.000	08/01/34	21,312
2,911,228		FNMA	6.000	08/01/34	2,962
78,203		FNMA	4.500	09/01/34	74
12,806,164		FNMA	5.000	11/01/34	12,519
954,398		FNMA	6.000	12/01/34	970
798,852		FNMA	6.000	12/01/34	812
12,907,849		FNMA	5.500	01/01/35	12,898
3,962,644		FNMA	5.500	01/01/35	3,960
23,648,651	d	FNMA	5.500	02/01/35	23,630
28,032,672		FNMA	5.500	02/01/35	28,037
5,236,328		FNMA	5.000	02/25/35	5,229
774,771	d	FNMA	5.500	03/01/35	774
15,620,426		FNMA	5.500	04/01/35	15,608
11,158,211		FNMA	5.500	04/01/35	11,143
2,201,873		FNMA	5.500	04/01/35	2,199
28,686,081	d	FNMA	5.500	04/01/35	28,646
2,283,718		FNMA	5.500	04/01/35	2,281
3,124,928		FNMA	5.500	04/01/35	3,121
1,953,927		FNMA	6.000	04/01/35	1,985
13,551,670		FNMA	4.500	05/01/35	12,873
834,919		FNMA	5.500	05/01/35	834
732,964		FNMA	5.500	05/01/35	732
4,595,069		FNMA	5.500	05/01/35	4,589
1,097,261		FNMA	5.500	05/01/35	1,096
5,048,641		FNMA	6.000	05/01/35	5,121
3,739,975		FNMA	5.500	06/01/35	3,735
3,126,220		FNMA	5.500	06/01/35	3,122
2,863,436		FNMA	5.500	06/01/35	2,859
254,053		FNMA	7.500	06/01/35	272
824,670		FNMA	6.000	07/01/35	836
6,205,866		FNMA	5.000	08/01/35	6,057
7,494,308		FNMA	5.000	09/01/35	7,314
16,829,976		FNMA	5.500	09/01/35	16,833
10,783,242		FNMA	4.000	10/01/35	9,975
5,907,994		FNMA	5.000	10/01/35	5,766
6,061,263		FNMA	5.500	10/01/35	6,053
12,167,067		FNMA	5.500	10/01/35	12,150
7,745,354		FNMA	5.500	11/01/35	7,735
3,080,064	i	FNMA	5.733	02/01/36	3,138
1,240,153		FNMA	6.500	02/01/36	1,274
1,568,944		FNMA	6.500	02/01/36	1,611
3,838,557		FNMA	5.500	04/01/36	3,833
8,977,785	i	FNMA	5.781	06/01/36	9,180
5,108,093	i	FNMA	5.948	07/01/36	5,243
3,873,015		FNMA	6.500	09/01/36	3,976
7,384,948		FNMA	6.000	10/01/36	7,489
6,667,704	i	FNMA	5.781	12/01/36	6,768
8,292,516		FNMA	6.500	12/01/36	8,513
5,281,009		FNMA	6.500	12/01/36	5,388
31,070,944	i	FNMA	5.883	01/01/37	31,623

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 5,197,658		FNMA	5.000%	02/01/37	$5,068
8,331,346	i	FNMA	6.019	02/01/37	8,528
2,554,297		FNMA	7.000	02/01/37	2,672
6,383,453		FNMA	6.500	03/01/37	6,553
1,704,834		FNMA	7.000	04/01/37	1,783
13,069,411		FNMA	6.000	06/01/37	13,252
5,166,620		FNMA	6.000	07/01/37	5,239
11,793,236		FNMA	6.000	08/01/37	11,845
6,579,850		FNMA	6.000	08/01/37	6,672
2,192,725		FNMA	6.500	08/01/37	2,251
1,528,983		FNMA	6.500	08/01/37	1,569
22,502,139		FNMA	6.000	09/01/37	22,601
3,723,548		FNMA	6.000	09/01/37	3,776
2,419,307		FNMA	6.000	09/01/37	2,453
3,043,776		FNMA	6.000	09/01/37	3,086
4,181,963		FNMA	6.000	09/01/37	4,240
3,681,781		FNMA	6.500	09/01/37	3,779
1,105,593		FNMA	6.500	09/01/37	1,135
1,738,451		FNMA	6.500	09/01/37	1,784
3,332,547		FNMA	6.500	09/01/37	3,421
2,197,932	i	FNMA	5.908	10/01/37	2,260
3,216,245		FNMA	6.000	10/01/37	3,261
16,028,901		FNMA	6.500	10/01/37	16,453
6,659,299		FNMA	7.000	11/01/37	6,966
437,564		FNMA	6.500	01/01/38	449
203,380		FNMA	6.500	02/01/38	209
2,895,985		FNMA	6.000	03/01/38	2,936
36,341,896		FNMA	6.500	03/01/38	37,300
1,175,483		FNMA	6.500	03/01/38	1,206
531,997		FNMA	6.500	03/01/38	546
1,684,667		FNMA	6.500	03/01/38	1,729
3,528,452		FNMA	6.500	03/01/38	3,621
4,127,954		FNMA	7.000	03/01/38	4,318
1,896,102		FNMA	7.000	03/01/38	1,983
2,533,128		FNMA	7.000	03/01/38	2,650
10,000,000	h	FNMA	6.000	10/25/38	10,128
50,000,000	h	FNMA	6.500	10/25/38	51,266
11,707		Government National Mortgage Association (GNMA)	8.500	10/15/09	12
2,797		GNMA	8.500	12/15/09	3
10,748		GNMA	9.000	12/15/09	11
4,072,204		GNMA	6.250	12/15/11	4,147
3,681,189		GNMA	5.220	04/15/15	3,685
124,439		GNMA	9.000	12/15/17	136
88,250		GNMA	8.000	06/15/22	97
49,375		GNMA	6.500	08/15/23	51
13,404		GNMA	6.500	08/15/23	14
14,373		GNMA	6.500	09/15/23	15
10,000,000		GNMA	4.500	11/16/29	9,977
11,177,065		GNMA	4.385	08/16/30	11,148
356,059	d	GNMA	6.500	05/20/31	366
1,549,169		GNMA	6.000	10/20/36	1,571
1,556,642		GNMA	6.000	01/20/37	1,579
4,389,601		GNMA	6.000	12/15/37	4,461
10,975,684	h	GNMA	5.500	07/15/38	11,004
8,976,944	h	GNMA	5.500	07/20/38	8,963

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 4,324,581	h	GNMA	6.000%	08/15/38	$4,395
3,602,222	h	GNMA	6.000	08/20/38	3,654
23,000,000	h	GNMA	5.500	10/15/38	23,022
5,000,000		GNMA	6.230	09/15/43	5,019
		TOTAL MORTGAGE BACKED SECURITIES			1,306,912

MUNICIPAL BONDS - 1.26%
1,860,000		Allegheny County Redevelopment
		Authority	5.000	09/01/11	1,898
2,115,000		Atlanta Urban Residential Finance
		Authority	5.068	12/01/11	2,141
4,500,000		Basin Electric Power Coop	6.127	06/01/41	4,373
655,000		Bellevue Community Schools	4.630	05/01/10	658
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,375
3,000,000		City of Chicago IL	5.200	01/01/09	3,016
4,000,000		City of Dallas TX	5.078	02/15/22	3,894
1,500,000		City of Dallas TX	5.195	02/15/35	1,471
970,000		City of Eugene OR	6.320	08/01/22	1,030
5,000,000		City of New York NY	4.500	06/01/15	4,827
1,055,000	j	City of Oakland CA	0.000	12/15/11	913
825,000		County of Harnett NC	5.150	05/01/12	832
2,860,000		County of Mercer NJ	5.380	02/01/17	2,860
1,680,000		Douglas County Public Utility District No 1
		Wells Hydroelectric	5.112	09/01/18	1,617
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,444
8,500,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,559
2,000,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,812
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	983
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,320
4,235,000		LL & P Wind Energy, Inc	5.217	12/01/12	4,244
3,000,000		Metropolitan Washington Airports
		Authority	5.690	10/01/30	2,887
1,000,000		Minnesota State Municipal Power
		Agency	4.510	10/01/09	1,013
5,000,000		Mississippi Development Bank Special
		Obligation	5.320	07/01/14	5,004
2,685,000		New York City Housing Development
		Corp	4.660	11/01/10	2,694
2,180,000		New York State Environmental Facilities
		Corp	6.000	03/15/09	2,206
4,130,000		New York State Environmental Facilities
		Corp	4.900	12/15/11	4,171
2,500,000		Newport News Economic Development
		Authority	5.640	01/15/29	2,494
2,500,000		Oklahoma Capital Improvement
		Authority	5.180	07/01/14	2,528
2,050,000		State of Hawaii	4.670	05/01/14	2,042
5,570,000		State of Illinois	4.350	06/01/18	5,169
975,000		State of New Jersey	6.450	02/01/18	985
3,050,000		State of Oregon	5.030	08/01/14	3,101
3,265,000		State of Texas	4.900	08/01/20	3,156
5,660,000		State of Washington	5.050	01/01/18	5,608
1,033,000		State of Wisconsin	5.700	05/01/26	1,053
4,250,000		Tennessee State School Bond Authority	7.750	05/01/15	4,515
2,025,000		University Central Fl University Revenues	5.125	10/01/20	1,708
		TOTAL MUNICIPAL BONDS			100,601

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
U.S. TREASURY SECURITIES - 6.23%
$ 65,800,000		United States Treasury Bond	8.000%	11/15/21	$90,033
13,700,000		United States Treasury Bond	5.250	02/15/29	15,191
8,176,000		United States Treasury Bond	5.375	02/15/31	9,291
3,550,000		United States Treasury Bond	4.500	02/15/36	3,644
6,102,000		United States Treasury Bond	5.000	05/15/37	6,788
18,415,000		United States Treasury Bond	4.375	02/15/38	18,650
65,358,107	k	United States Treasury Inflation Indexed
		Bonds	0.875	04/15/10	64,204
18,121,503	k	United States Treasury Inflation Indexed
		Bonds	2.375	04/15/11	18,328
1,868,000		United States Treasury Note	2.750	02/28/13	1,858
35,000,000		United States Treasury Note	3.125	04/30/13	35,301
1,060,000		United States Treasury Note	3.500	05/31/13	1,086
12,250,000		United States Treasury Note	3.375	06/30/13	12,496
91,675,000		United States Treasury Note	3.375	07/31/13	93,344
2,600,000		United States Treasury Note	3.125	08/31/13	2,620
42,295,000		United States Treasury Note	4.750	08/15/17	45,338
20,370,000		United States Treasury Note	3.500	02/15/18	19,975
28,835,000		United States Treasury Note	3.875	05/15/18	29,024
21,700,000		United States Treasury Note	4.000	08/15/18	22,009
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	10,517
		TOTAL U.S. TREASURY SECURITIES			499,697

		TOTAL GOVERNMENT BONDS			2,133,308
		Cost ($2,118,175)

		TOTAL BONDS			3,237,560
		Cost ($3,321,046)
SHARES

PREFERRED STOCKS - 0.21%

CHEMICALS AND ALLIED PRODUCTS - 0.06%
124,051		Henkel KGaA			4,525
		TOTAL CHEMICALS AND ALLIED PRODUCTS			4,525

COMMUNICATIONS - 0.04%
200,000		Telephone & Data Systems, Inc	7.600	12/01/41	3,298
		TOTAL COMMUNICATIONS			3,298

DEPOSITORY INSTITUTIONS - 0.02%
84,000	e	Bank of America Corp	6.204	12/30/49	1,525
		TOTAL DEPOSITORY INSTITUTIONS			1,525

NONDEPOSITORY INSTITUTIONS - 0.03%
740,991	e	Federal National Mortgage Association	8.250	12/30/49	1,615
233,115		Federal Home Loan Mortgage Corp		12/30/49	380
		TOTAL NONDEPOSITORY INSTITUTIONS			1,995

TRANSPORTATION EQUIPMENT - 0.06%
41,356		Volkswagen AG.			5,149
		TOTAL TRANSPORTATION EQUIPMENT			5,149

		TOTAL PREFERRED STOCKS			16,492
		Cost ($43,097)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
COMMON STOCKS - 58.73%

AGRICULTURAL SERVICES - 0.01%
20,900		Yara International ASA	$744
		TOTAL AGRICULTURAL SERVICES	744

AMUSEMENT AND RECREATION SERVICES - 0.42%
29,300	e*	Ticketmaster	314
1,083,838		Walt Disney Co	33,263
		TOTAL AMUSEMENT AND RECREATION SERVICES	33,577

APPAREL AND ACCESSORY STORES - 0.39%
76,600	e	American Eagle Outfitters, Inc	1,168
7,800	*	AnnTaylor Stores Corp	161
800	e	Buckle, Inc	44
2,700	*	Cache, Inc	19
3,931	e*	Casual Male Retail Group, Inc	15
14,700		Cato Corp (Class A)	258
1,800	*	Charlotte Russe Holding, Inc	19
2,500	*	Chico's FAS, Inc	14
3,400	e	Christopher & Banks Corp	26
3,973	e*	Dress Barn, Inc	61
13,600		Fast Retailing Co Ltd	1,387
2,586		Finish Line, Inc (Class A)	26
51,492		Foot Locker, Inc	832
349,346		Gap, Inc	6,211
88,100		Hennes & Mauritz AB (B Shares)	3,607
60,690		Inditex S.A.	2,568
3,200	e*	Jo-Ann Stores, Inc	67
140,737	*	Kohl's Corp	6,485
196,490		Limited Brands, Inc	3,403
89,336	e	Nordstrom, Inc	2,575
50,544		Ross Stores, Inc	1,861
1,800	*	Shoe Carnival, Inc	30
14,007		Stage Stores, Inc	191
		TOTAL APPAREL AND ACCESSORY STORES	31,028

APPAREL AND OTHER TEXTILE PRODUCTS - 0.05%
1,550	*	Gymboree Corp	55
19,154	e	Liz Claiborne, Inc	315
15,000		Phillips-Van Heusen Corp	569
13,858	e	Polo Ralph Lauren Corp (Class A)	923
30,938		VF Corp	2,392
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,254

AUTO REPAIR, SERVICES AND PARKING - 0.03%
32,000		Aisin Seiki Co Ltd	784
57,395	e*	Hertz Global Holdings, Inc	434
12,955		Ryder System, Inc	803
12,800	*	Wright Express Corp	382
		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,403

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
5,550		Advance Auto Parts	220

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
21,304	*	Autozone, Inc	$2,628
41,236	e*	Carmax, Inc	577
10,432	*	Copart, Inc	397
224,757		Inchcape plc	759
3,300	*	Rush Enterprises, Inc (Class A)	42
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,623

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.53%
15,910	e	Fastenal Co	786
1,024,848		Home Depot, Inc	26,533
613,201		Lowe's Cos, Inc	14,527
45,129		Travis Perkins plc	432
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	42,278

BUSINESS SERVICES - 3.18%
197,100	*	3Com Corp	459
39,141	e*	3D Systems Corp	558
600	*	Acacia Research (Acacia Technologies)	2
33,058		Adecco S.A.	1,436
4,500		Administaff, Inc	122
229,194	*	Adobe Systems, Inc	9,046
11,100		Aircastle Ltd	110
55,881	*	Akamai Technologies, Inc	975
30,241	*	Alliance Data Systems Corp	1,917
225,855	*	Art Technology Group, Inc	795
90,118	*	Autodesk, Inc	3,023
444,646		Automatic Data Processing, Inc	19,009
87,109		Autostrade S.p.A.	1,795
52,912	e,v*	BearingPoint, Inc	26
2,600	*	Blackboard, Inc	105
22,202	e*	Blue Coat Systems, Inc	315
91,832	*	BMC Software, Inc	2,629
32,700	e*	BPZ Energy, Inc	562
3,170		Brink's Co	193
21,310	e*	Cerner Corp	951
29,200	e*	Ciber, Inc	204
104,254		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,225
53,294	*	Citrix Systems, Inc	1,346
39,918	e*	Cogent, Inc	408
4,800		Cognex Corp	97
59,876		Computershare Ltd	453
89,838	*	Compuware Corp	871
60,267	*	COMSYS IT Partners, Inc	586
6,200	*	CSG Systems International, Inc	109
61,169		Dassault Systemes S.A.	3,278
22,400		Deluxe Corp	322
43,241	*	DivX, Inc	280
52,219	e*	DST Systems, Inc	2,924
48,000	*	Earthlink, Inc	408
408,626	*	eBay, Inc	9,145
14,287	e*	Equinix, Inc	992
104,583	e*	Expedia, Inc	1,580
207,857		Experian Group Ltd	1,378
24,000	e	Fair Isaac Corp	553
54,216	e*	FalconStor Software, Inc	291
8,443	e*	Gartner, Inc	191

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
74,248		Gevity HR, Inc	$541
74,766	*	Google, Inc (Class A)	29,945
306,476		Group 4 Securicor plc	1,108
62,958		Hays plc	91
2,800	*	Hudson Highland Group, Inc	19
2,600	*	iGate Corp	23
97,701		IMS Health, Inc	1,848
73,377	*	Informatica Corp	953
208,450	e	Innovative Solutions & Support, Inc	1,138
8,600		Interactive Data Corp	217
42,117	e*	Internap Network Services Corp	147
2,232	*	Interwoven, Inc	32
141,363	*	Intuit, Inc	4,468
43,824	e*	Ipass, Inc	95
43,472	*	Iron Mountain, Inc	1,061
50,890		Jack Henry & Associates, Inc	1,035
45,100		JSR Corp	601
3,011	*	Kforce, Inc	31
25,263	e*	Kinetic Concepts, Inc	722
34,506	e*	Lamar Advertising Co (Class A)	1,066
51,800	*	Lawson Software, Inc	363
53,370	e*	Lionbridge Technologies	130
24,926	*	Liquidity Services, Inc	270
20,016		Manpower, Inc	864
40,415	e	Marchex, Inc (Class B)	416
49,167	*	Mentor Graphics Corp	558
2,930,705		Microsoft Corp	78,221
40,747	*	ModusLink Global Solutions, Inc	392
394,216	e	MoneyGram International, Inc	560
36,742	*	Monster Worldwide, Inc	548
245,300		NEC Corp	1,048
75,449	e*	Network Equipment Technologies, Inc	258
165,999	e	NIC, Inc	1,145
232,773	*	Novell, Inc	1,196
61,158	*	Nuance Communications, Inc	746
223,814		Omnicom Group, Inc	8,630
8,600	*	Omniture, Inc	158
3,300	e*	Online Resources Corp	26
33,460	e*	Parametric Technology Corp	616
16,200	e	Pegasystems, Inc	209
40,433	*	PeopleSupport, Inc	473
89,965		Public Power Corp	1,388
112,997	e*	Radisys Corp	972
45,939	*	RealNetworks, Inc	233
69,658	*	Red Hat, Inc	1,050
69,156	e	Robert Half International, Inc	1,712
54,977	*	S1 Corp	336
40,665	*	Salesforce.com, Inc	1,968
92,740	*	Sapient Corp	689
51,100		Secom Co Ltd	2,129
51,141	e*	Smith Micro Software, Inc	363
28,120	*	SonicWALL, Inc	147
222,719	e*	Sonus Networks, Inc	641
382,201	*	Sun Microsystems, Inc	2,905
16,600	*	Sybase, Inc	508
483,620	*	Symantec Corp	9,469

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
17,800	e*	SYNNEX Corp	$398
17,284	*	TeleTech Holdings, Inc	215
83,900	*	TIBCO Software, Inc	614
55,569	*	TNS, Inc	1,076
141,182		Total System Services, Inc	2,315
29,020	*	TradeStation Group, Inc	271
18,833	e*	Ultimate Software Group, Inc	508
85,047	*	Unisys Corp	234
21,267		United Online, Inc	200
32,414	e*	Vasco Data Security International	336
63,938	e*	VirnetX Holding Corp	128
171,852		Visa, Inc (Class A)	10,550
2,100	*	Volt Information Sciences, Inc	19
120,533		WPP Group plc	975
		TOTAL BUSINESS SERVICES	254,986

CHEMICALS AND ALLIED PRODUCTS - 6.38%
22,000		Agrium, Inc	1,230
80,702		Air Liquide	8,868
231,851		Air Products & Chemicals, Inc	15,879
4,570		Alberto-Culver Co	125
14,080	e*	Alexion Pharmaceuticals, Inc	553
81,611	e*	Alexza Pharmaceuticals, Inc	403
6,874	*	Alkermes, Inc	91
500	e*	AMAG Pharmaceuticals, Inc	19
558,130	*	Amgen, Inc	33,080
14,752	e*	Arena Pharmaceuticals, Inc	74
4,001	e*	Array Biopharma, Inc	31
10,000		Asahi Kasei Corp	42
134,400		Astellas Pharma, Inc	5,647
271,296		AstraZeneca plc	11,872
21,108	e*	Auxilium Pharmaceuticals, Inc	684
116,273		Avery Dennison Corp	5,172
158,996		Avon Products, Inc	6,609
1,200	e	Balchem Corp	32
65,597	e*	Barr Pharmaceuticals, Inc	4,284
195,254		BASF AG.	9,309
35,242	e*	Biodel, Inc	118
115,855	*	Biogen Idec, Inc	5,826
31,427	e*	BioMarin Pharmaceuticals, Inc	833
46,011	e*	BioMimetic Therapeutics, Inc	509
957,679		Bristol-Myers Squibb Co	19,968
36,600	e*	Calgon Carbon Corp	745
12,960	e*	Caraco Pharmaceutical Laboratories Ltd	162
19,166	e*	Cell Genesys, Inc	11
45,800		Chugai Pharmaceutical Co Ltd	746
8,145		Church & Dwight Co, Inc	506
50,671		Clorox Co	3,177
290,574		Colgate-Palmolive Co	21,895
7,981	e*	Cypress Bioscience, Inc	59
204,300		Daiichi Sankyo Co Ltd	5,264
77,374	e*	Dendreon Corp	442
251,617	e*	Durect Corp	1,409
197,852		Ecolab, Inc	9,600
47,300		Eisai Co Ltd	1,847
550,770		Eli Lilly & Co	24,250

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
4,012		Estee Lauder Cos (Class A)	$200
267,090	*	Genentech, Inc	23,686
129,265	*	Genzyme Corp	10,456
22,156	e*	Geron Corp	88
421,867	*	Gilead Sciences, Inc	19,229
62,827		H.B. Fuller Co	1,311
60,776	*	Human Genome Sciences, Inc	386
32,323	*	Idexx Laboratories, Inc	1,771
25,985	*	Immucor, Inc	831
17,186		Innophos Holdings, Inc	419
39,803	e*	Inverness Medical Innovations, Inc	1,194
30,578	e*	Invitrogen Corp	1,156
205,525	e*	Javelin Pharmaceuticals, Inc	534
118,000		Kao Corp	3,164
17,500		Kuraray Co Ltd	174
35,806		Lonza Group AG.	4,493
48,796		L'Oreal S.A.	4,788
43,713		Lubrizol Corp	1,886
38,348	*	Medarex, Inc	248
18,756		Minerals Technologies, Inc	1,113
234,000		Mitsubishi Chemical Holdings Corp	1,237
41,100		Nalco Holding Co	762
71,281	e*	Neurocrine Biosciences, Inc	334
343,043		Novartis AG.	18,061
58,514	e*	Noven Pharmaceuticals, Inc	683
122,235		Novo Nordisk AS (Class B)	6,337
6,700		Novozymes AS (B Shares)	597
9,300		Ono Pharmaceutical Co Ltd	430
1,500	e*	OraSure Technologies, Inc	7
31,300	e*	Par Pharmaceutical Cos, Inc	385
23,161	e	PDL BioPharma, Inc	216
63,949		Perrigo Co	2,460
21,168	*	Pharmasset, Inc	422
29,744	*	PharMerica Corp	669
73,809	e*	Pozen, Inc	776
105,956		PPG Industries, Inc	6,179
274,474		Praxair, Inc	19,691
34,117	*	Prestige Brands Holdings, Inc	303
1,134,625		Procter & Gamble Co	79,072
23,666	e*	Progenics Pharmaceuticals, Inc	315
117,901		Reckitt Benckiser Group plc	5,716
102,395		Roche Holding AG.	16,029
193,384		Rohm & Haas Co	13,537
68,914		RPM International, Inc	1,333
58,884	e*	Salix Pharmaceuticals Ltd	377
647,987		Schering-Plough Corp	11,968
50,038	e	Sciele Pharma, Inc	1,541
29,328		Sensient Technologies Corp	825
41,643	*	Sepracor, Inc	763
102,500		Shin-Etsu Chemical Co Ltd	4,874
100,000		Shiseido Co Ltd	2,239
121,918		Sigma-Aldrich Corp	6,391
309,000		Sumitomo Chemical Co Ltd	1,365
37,526	e*	SuperGen, Inc	53
223,000		Toray Industries, Inc	1,047
213,000		UBE Industries Ltd	574

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
5,400	e*	United Therapeutics Corp	$568
18,375	e*	USANA Health Sciences, Inc	753
34,300	e	Valspar Corp	765
29,770	*	VCA Antech, Inc	877
26,431	*	Vertex Pharmaceuticals, Inc	879
583,950		Wyeth	21,571
44,333	e*	Zymogenetics, Inc	295
		TOTAL CHEMICALS AND ALLIED PRODUCTS	511,774

COMMUNICATIONS - 2.71%
110,596	e	Alaska Communications Systems Group, Inc	1,353
253,346	*	American Tower Corp (Class A)	9,113
3,960	e*	Anixter International, Inc	236
63,000		BCE, Inc	2,172
1,401,351		BT Group plc	4,063
87,173	*	Centennial Communications Corp (Class A)	544
17,439		CenturyTel, Inc	639
67,000	e*	Cox Radio, Inc (Class A)	708
222,657	*	Crown Castle International Corp	6,450
688,995		Deutsche Telekom AG.	10,464
450,251	e*	DIRECTV Group, Inc	11,783
160,193		Embarq Corp	6,496
33,529	e	Entercom Communications Corp (Class A)	168
272,620	e*	Entravision Communications Corp (Class A)	733
303,975	e	Fairpoint Communications, Inc	2,635
694,995	e*	FiberTower Corp	959
22,077		Fisher Communications, Inc	870
803,010	e	Frontier Communications Corp	9,235
340,103	e	Gray Television, Inc	585
16,940	e	Hearst-Argyle Television, Inc	378
72,000	*	Hutchison Telecommunications International Ltd	80
73,251	*	IAC/InterActiveCorp	1,267
181,537	e*	ICO Global Communications Holdings Ltd (Class A)	198
21,459	*	iPCS, Inc	478
1,212,477		ITV plc	911
603		KDDI Corp	3,416
55,974	e*	Leap Wireless International, Inc	2,133
230,825	e*	Liberty Global, Inc (Class A)	6,994
232,163	*	Liberty Media Corp - Capital (Series A)	3,106
390,376	*	Liberty Media Corp - Entertainment (Series A)	9,748
391,506	*	Liberty Media Holding Corp (Interactive A)	5,054
156,199	e*	Lin TV Corp (Class A)	806
29,120	e*	Mediacom Communications Corp (Class A)	172
100,822	*	MetroPCS Communications, Inc	1,410
11,150	e*	NeuStar, Inc (Class A)	222
78,232	*	NII Holdings, Inc (Class B)	2,967
5,186		NTT DoCoMo, Inc	8,301
109,013		Portugal Telecom SGPS S.A.	1,096
46,400		Rogers Communications, Inc (Class B)	1,505
88,204	e	Scripps Networks Interactive (Class A)	3,203
36,600		Shaw Communications, Inc (B Shares)	741
1,211,746		Sprint Nextel Corp	7,392
82,185		SureWest Communications	838
23,851		Swisscom AG.	7,108
17,333	e*	Switch & Data Facilities Co, Inc	216
45,074	*	Syniverse Holdings, Inc	749

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
453,683		Telecom Corp of New Zealand Ltd	$839
2,090,407		Telecom Italia S.p.A.	3,111
2,262,258		Telecom Italia S.p.A.	2,564
9,700		TELUS Corp	347
4,500	e*	Terremark Worldwide, Inc	31
105,813	e*	TerreStar Corp	106
250,678	e	Time Warner Cable, Inc (Class A)	6,066
93,154	e*	TiVo, Inc	682
1,296,934		Verizon Communications, Inc	41,619
7,493,731		Vodafone Group plc	16,549
558,868		Windstream Corp	6,114
		TOTAL COMMUNICATIONS	217,723

DEPOSITORY INSTITUTIONS - 5.40%
1,564	e	Associated Banc-Corp	31
299,971		Australia & New Zealand Banking Group Ltd	4,634
716,789		Banco Bilbao Vizcaya Argentaria S.A.	11,591
209,409		Banco Comercial Portugues S.A.	343
131,357		Banco Espirito Santo S.A.	1,629
1,759,712		Bank of America Corp	61,590
13,936		Bank of Hawaii Corp	745
31,700		Bank of Montreal	1,369
492,673		Bank of New York Mellon Corp	16,051
185,800		Bank of Nova Scotia	8,380
34,713		BankAtlantic Bancorp Inc (Class A)	285
398,044	e	BB&T Corp	15,046
32,600		Canadian Imperial Bank of Commerce/Canada	1,871
23,901		City National Corp	1,298
90,304	e	Comerica, Inc	2,961
317,788		Commonwealth Bank of Australia	11,200
2,000	e	Community Bank System, Inc	50
37,786		Dexia	413
39,100		DNB NOR Holding ASA	303
478,130	e	Fifth Third Bancorp	5,690
86,983	e	First Horizon National Corp	814
6,872	e	First Midwest Bancorp, Inc	167
214,387	e	Flagstar Bancorp, Inc	639
180,978		Fortis	1,118
22,979	e	Fulton Financial Corp	251
462,000		Hokuhoku Financial Group, Inc	1,031
1,493,087		HSBC Holdings plc	24,156
112,455		Hudson City Bancorp, Inc	2,075
250,457		ING Groep NV	5,369
1,147		International Bancshares Corp	31
221,000		Joyo Bank Ltd	1,006
283,263		Keycorp	3,382
1,400,655		Lloyds TSB Group plc	5,628
80,085	e	M&T Bank Corp	7,148
162,593	e	Marshall & Ilsley Corp	3,276
29,026	*	Metavante Technologies, Inc	559
1,528		Mizuho Financial Group, Inc	6,682
264,477		National Australia Bank Ltd	5,338
100,100	e	New York Community Bancorp, Inc	1,681
22,999	e	NewAlliance Bancshares, Inc	346
106,670		Northern Trust Corp	7,702
22,638	e	Old National Bancorp	453

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
90		Pacific Capital Bancorp	$2
25,820		People's United Financial, Inc	497
279,835		PNC Financial Services Group, Inc	20,904
79,842		Popular, Inc	662
48,519		Provident Financial Services, Inc	801
476,376	e	Regions Financial Corp	4,573
1,128		Resona Holdings, Inc	1,522
205,710		Royal Bank of Canada	9,761
2,694,833		Royal Bank of Scotland Group plc	8,693
612,000		Shinsei Bank Ltd	1,882
349,200		Shizuoka Bank Ltd	3,438
88,400		Skandinaviska Enskilda Banken AB (Class A)	1,379
16,852	e	South Financial Group, Inc	123
311,033	e	Sovereign Bancorp, Inc	1,229
172,915		State Street Corp	9,835
451,900		Sumitomo Trust & Banking Co Ltd	3,011
278,001	e	SunTrust Banks, Inc	12,507
20,325	e*	SVB Financial Group	1,177
199,210		Svenska Handelsbanken (A Shares)	4,461
94,404	e	Synovus Financial Corp	977
102,211		Toronto-Dominion Bank	6,154
214,670	e	UCBH Holdings, Inc	1,376
1,829,986		UniCredito Italiano S.p.A	6,843
1,066,341		US Bancorp	38,410
15,470	e,v	W Holding Co, Inc	7
7,278	e	Washington Federal, Inc	134
424	e	Webster Financial Corp	11
1,569,928		Wells Fargo & Co	58,919
476,971		Westpac Banking Corp	8,454
19,506	e	Zions Bancorporation	755
		TOTAL DEPOSITORY INSTITUTIONS	432,829

EATING AND DRINKING PLACES - 0.66%
35,220	e*	AFC Enterprises	256
7,343	e	Bob Evans Farms, Inc	200
476,283		Compass Group plc	2,954
99,041		Darden Restaurants, Inc	2,836
1,346	e	DineEquity, Inc	23
639,850		McDonald's Corp	39,479
12,376		O'Charleys, Inc	108
25,328	e*	Sonic Corp	369
379,051	*	Starbucks Corp	5,636
5,700	e*	Steak N Shake Co	49
204,659	e	Wendy's/Arby's Group, Inc (Class A)	1,077
		TOTAL EATING AND DRINKING PLACES	52,987

EDUCATIONAL SERVICES - 0.02%
29,600		Benesse Corp	1,209
700	e*	Corinthian Colleges, Inc	10
900		DeVry, Inc	45
6,127	e*	ITT Educational Services, Inc	496
		TOTAL EDUCATIONAL SERVICES	1,760

ELECTRIC, GAS, AND SANITARY SERVICES - 3.62%
463,851	*	AES Corp	5,422
125,996		AGL Resources, Inc	3,954

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
109,129		Alliant Energy Corp	$3,515
85,276		Aqua America, Inc	1,516
132,689		Atmos Energy Corp	3,532
214,762		Avista Corp	4,662
2,700	e	California Water Service Group	104
119,706	e*	Calpine Corp	1,556
211,447		Centerpoint Energy, Inc	3,081
22,932	e	Central Vermont Public Service Corp	538
693,362		Centrica plc	3,901
7,160	e	CH Energy Group, Inc	312
169,149	e*	Clean Energy Fuels Corp	2,393
255,509		Cleco Corp	6,452
457,500		CLP Holdings Ltd	3,690
389,975	e	Consolidated Edison, Inc	16,753
40,500		Contact Energy Ltd	214
69,171	e	Crosstex Energy, Inc	1,727
152,764		Edison International	6,095
477,768	e	El Paso Corp	6,096
64,800		Enbridge, Inc	2,398
661,452		Enel S.p.A.	5,522
37,894		Energen Corp	1,716
750		EnergySouth, Inc	46
191,105		FPL Group, Inc	9,613
77,463		Gas Natural SDG S.A.	2,875
292,124	e	Hawaiian Electric Industries, Inc	8,504
774,400		Hong Kong & China Gas Ltd	1,768
876,846		Iberdrola S.A.	8,908
231,977	e	Idacorp, Inc	6,748
440,156		International Power plc	2,848
10,800		ITC Holdings Corp	559
30,434	e	Laclede Group, Inc	1,476
67,199		MGE Energy, Inc	2,389
183,147	e	National Fuel Gas Co	7,725
702,842		National Grid plc	8,921
25,400	e	New Jersey Resources Corp	912
89,683	e	Nicor, Inc	3,977
566,076		NiSource, Inc	8,355
115,448		Northeast Utilities	2,961
22,397	e	Northwest Natural Gas Co	1,165
153,652	e*	NRG Energy, Inc	3,803
100,289		NSTAR	3,360
46,993		Oest Elektrizitatswirts AG. (Class A)	2,892
356,832		OGE Energy Corp	11,019
98,986		Oneok, Inc	3,405
710,000		Osaka Gas Co Ltd	2,445
571,175		Pepco Holdings, Inc	13,086
127,850		PG&E Corp	4,788
90,412		Piedmont Natural Gas Co, Inc	2,890
78,875		Pinnacle West Capital Corp	2,714
205,706		PPL Corp	7,615
188,580		Public Service Enterprise Group, Inc	6,184
210,257		Questar Corp	8,604
121,659	e	Resource America, Inc (Class A)	1,156
251,365		Scottish & Southern Energy plc	6,396
112,080		Sempra Energy	5,657
346,854		Sierra Pacific Resources	3,323

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
28,831	e	SJW Corp	$864
13,200		Snam Rete Gas S.p.A.	80
476,800		Sojitz Holdings Corp	1,105
51,798	e	South Jersey Industries, Inc	1,849
26,519		Southwest Gas Corp	802
3,300	e	Southwest Water Co	42
342,840		TECO Energy, Inc	5,393
152,100		Tohoku Electric Power Co, Inc	3,269
592,000		Tokyo Gas Co Ltd	2,470
44,164		UGI Corp	1,139
23,742		UIL Holdings Corp	815
100,320		United Utilities Group plc	1,245
122,172		Veolia Environnement	5,026
68,956	e	WGL Holdings, Inc	2,238
418,850		Williams Cos, Inc	9,906
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	290,479

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.94%
223,172	*	Adaptec, Inc	732
38,375	*	Advanced Energy Industries, Inc	525
281,681	e*	Advanced Micro Devices, Inc	1,479
2,655	e*	American Superconductor Corp	63
172,272		Ametek, Inc	7,024
22,178	e*	Anadigics, Inc	62
19,900	*	Avnet, Inc	490
29,674	e	Baldor Electric Co	855
6,300	*	Benchmark Electronics, Inc	89
2,275,805	*	Cisco Systems, Inc	51,342
65,729	e*	Conexant Systems, Inc	264
27,130	e*	Cree, Inc	618
7,400		CTS Corp	95
10,200	*	Dolby Laboratories, Inc (Class A)	359
1,805	e*	DTS, Inc	50
59,799		Eaton Corp	3,360
5,225	e*	Energy Conversion Devices, Inc	304
299,000		Ericsson (LM) (B Shares)	2,840
46	e*	Evergreen Solar, Inc	-	^
611,470	e*	Finisar Corp	618
19,330	*	First Solar, Inc	3,652
51,599		Gamesa Corp Tecnologica S.A.	1,768
37,454	*	GrafTech International Ltd	566
13,100	e*	Greatbatch, Inc	321
14,175		Harman International Industries, Inc	483
82,668	*	Harmonic, Inc	699
54,455	*	Hutchinson Technology, Inc	631
35,700		Ibiden Co Ltd	869
2,357,389		Intel Corp	44,154
29,012	e*	InterDigital, Inc	698
198,504		Koninklijke Philips Electronics NV	5,386
28,300		Kyocera Corp	2,148
7,300		Lincoln Electric Holdings, Inc	469
1,068	*	Littelfuse, Inc	32
61,853	e*	Loral Space & Communications, Inc	914
294,163	*	LSI Logic Corp	1,577
170,000		Matsushita Electric Industrial Co Ltd	2,931
14,183	*	Mattson Technology, Inc	67

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
30,404	e*	Medis Technologies Ltd	$55
306,542	e*	Micron Technology, Inc	1,241
67,684	*	Microtune, Inc	181
1,024,769		Motorola, Inc	7,317
23,600		Murata Manufacturing Co Ltd	953
131,006	*	NetApp, Inc	2,388
26,100		Nidec Corp	1,606
36,300		Nitto Denko Corp	923
372,380		Nokia Oyj	6,945
23,428	*	Nortel Networks Corp	51
163,771	*	ON Semiconductor Corp	1,107
69,596	*	Oplink Communications, Inc	840
38,473		Plantronics, Inc	866
30,160	*	Polycom, Inc	698
15,700	e*	Power-One, Inc	23
107,344	e*	Powerwave Technologies, Inc	425
39,806	*	QLogic Corp	611
735,967		Qualcomm, Inc	31,624
74,722	e*	Quantum Fuel Systems Technologies Worldwide, Inc	96
13,941		RadioShack Corp	241
58,731	e*	RF Micro Devices, Inc	171
62,000		Ricoh Co Ltd	872
2,400		Rohm Co Ltd	132
683,000	*	Sanyo Electric Co Ltd	1,186
46,000		Sharp Corp	503
109,628	e*	Silicon Storage Technology, Inc	357
1,612,383	e*	Sirius XM Radio, Inc	919
66,239	*	Skyworks Solutions, Inc	554
94,700		Sony Corp	2,920
251,473		STMicroelectronics NV	2,550
18,325	e*	Sunpower Corp (Class A)	1,300
84,452	e*	Sycamore Networks, Inc	273
145,266	e*	Symmetricom, Inc	722
13,383	e*	Synaptics, Inc	404
26,000		TDK Corp	1,302
15,703	e*	Tekelec	220
34,809		Teleflex, Inc	2,210
197,426	e*	Tellabs, Inc	801
3,600	*	Tessera Technologies, Inc	59
692,187		Texas Instruments, Inc	14,882
52,499	*	Thomas & Betts Corp	2,051
105,205	*	Triquint Semiconductor, Inc	504
7,500	*	TTM Technologies, Inc	74
99,157	e*	Utstarcom, Inc	334
74,252	e*	Valence Technology, Inc	256
2,600	e	Vicor Corp	23
23,590	e*	Volterra Semiconductor Corp	300
10,426	e	Whirlpool Corp	827
97,678		Xilinx, Inc	2,291
11,700	e*	Zoltek Cos, Inc	200
19,389	*	Zoran Corp	158
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	236,080

ENGINEERING AND MANAGEMENT SERVICES - 0.38%
15,862	e*	Amylin Pharmaceuticals, Inc	321
61,621	e*	Ariad Pharmaceuticals, Inc	152

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
86,959		Capita Group plc	$1,082
24,675	*	Celera Corp	381
135,285	*	Celgene Corp	8,561
5,300		Corporate Executive Board Co	166
13,718	*	CV Therapeutics, Inc	148
18,735		Diamond Management & Technology Consultants, Inc	88
3,100	*	Gen-Probe, Inc	164
43,833	*	Hewitt Associates, Inc (Class A)	1,597
79,816	e*	Incyte Corp	611
59,590	e*	Isis Pharmaceuticals, Inc	1,006
49,000		JGC Corp	786
1,400	e	Landauer, Inc	102
172,451		Paychex, Inc	5,696
105,112		Quest Diagnostics, Inc	5,431
21,643	*	Regeneron Pharmaceuticals, Inc	472
523,832	e*	Rentech, Inc	697
27,272	e*	Savient Pharmaceuticals, Inc	407
1,010,500		SembCorp Industries Ltd	2,315
23,930	*	Tetra Tech, Inc	576
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	30,759

FABRICATED METAL PRODUCTS - 0.41%
21,800		Aptargroup, Inc	853
93,959	e	Commercial Metals Co	1,587
36,447	e	Dynamic Materials Corp	846
391		Geberit AG.	48
22,906		Gulf Island Fabrication, Inc	790
463,059		Illinois Tool Works, Inc	20,583
2,300	e	Insteel Industries, Inc	31
29,885		Pentair, Inc	1,033
34,002		Quanex Building Products Corp	518
21,196		Snap-On, Inc	1,116
74,826		Stanley Works	3,123
109,300		Toyo Seikan Kaisha Ltd	1,678
8,500	e	Valmont Industries, Inc	703
		TOTAL FABRICATED METAL PRODUCTS	32,909

FOOD AND KINDRED PRODUCTS - 2.41%
166,295		Cadbury plc	1,682
196,015		Campbell Soup Co	7,566
192,414		Coca Cola Hellenic Bottling Co S.A.	4,200
7,270		Corn Products International, Inc	235
424,967		CSR Ltd	851
309,825		General Mills, Inc	21,291
129,707		Groupe Danone	9,200
232,496		H.J. Heinz Co	11,618
8,040	e*	Hansen Natural Corp	243
158,483		Heineken NV	6,367
123,754	e	Hershey Co	4,893
22,268		J.M. Smucker Co	1,129
325,375		Kellogg Co	18,254
779,158		Kraft Foods, Inc (Class A)	25,517
10,103		Lancaster Colony Corp	380
19,247		McCormick & Co, Inc	740
53,900		Olam International Ltd	69
702,309		PepsiCo, Inc	50,054

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,466	*	Ralcorp Holdings, Inc	$99
284,242		Sara Lee Corp	3,590
374,000		Swire Pacific Ltd (Class A)	3,287
10,156	e	Tootsie Roll Industries, Inc	294
210,939		Unilever plc	5,736
189,737		Wrigley (Wm.) Jr Co	15,065
32,600		Yakult Honsha Co Ltd	1,005
		TOTAL FOOD AND KINDRED PRODUCTS	193,365

FOOD STORES - 0.31%
162,716		Carrefour S.A.	7,673
2,301	e*	Great Atlantic & Pacific Tea Co, Inc	25
2,488		Kesko Oyj (B Shares)	64
75,357		Koninklijke Ahold NV	870
220,633		Safeway, Inc	5,233
65,446	e	Supervalu, Inc	1,420
1,044,576		Tesco plc	7,265
34,281	e	Whole Foods Market, Inc	687
82,657		Woolworths Ltd	1,821
		TOTAL FOOD STORES	25,058

FORESTRY - 0.08%
110,713		Weyerhaeuser Co	6,707
		TOTAL FORESTRY	6,707

FURNITURE AND FIXTURES - 0.30%
8,629	e	Herman Miller, Inc	211
51,837	e	Hill-Rom Holdings, Inc	1,571
27,119	e	HNI Corp	687
487,799		Johnson Controls, Inc	14,795
82,284	e	Leggett & Platt, Inc	1,793
280,859	e	Masco Corp	5,039
9,700	e	Tempur-Pedic International, Inc	114
		TOTAL FURNITURE AND FIXTURES	24,210

FURNITURE AND HOME FURNISHINGS STORES - 0.05%
98,925	*	Bed Bath & Beyond, Inc	3,108
13,100	*	GameStop Corp (Class A)	448
2,200	e	Haverty Furniture Cos, Inc	25
7,480	e*	Mohawk Industries, Inc	504
800	e	Williams-Sonoma, Inc	13
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	4,098

GENERAL BUILDING CONTRACTORS - 0.18%
84,144		Amec plc	965
301	e*	Avatar Holdings, Inc	10
3,524	e	Brookfield Homes Corp	51
27,208		Centex Corp	441
21,700		Daito Trust Construction Co Ltd	807
9,000		Daiwa House Industry Co Ltd	86
41,080		Hochtief AG.	1,961
49,042	e	Lennar Corp (Class A)	745
30,753	e	M/I Homes, Inc	700
17,644		Persimmon plc	128
12,000		Shimizu Corp	57
93,672	e*	Standard-Pacific Corp	460

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
47,400	e*	Toll Brothers, Inc	$1,196
145,210		Vinci S.A.	6,842
		TOTAL GENERAL BUILDING CONTRACTORS	14,449

GENERAL MERCHANDISE STORES - 0.74%
291,544		Costco Wholesale Corp	18,930
102,824		JC Penney Co, Inc	3,428
400,000		Kintetsu Corp	1,394
73,636		Macy's, Inc	1,324
30,427		PPR	2,722
10,500	*	Retail Ventures, Inc	41
3,300	e	Stein Mart, Inc	13
481,343		Target Corp	23,610
249,104		TJX Cos, Inc	7,603
139,000		Tokyu Corp	664
		TOTAL GENERAL MERCHANDISE STORES	59,729

HEALTH SERVICES - 0.38%
4,670	*	Corvel Corp	134
29,297	*	Edwards Lifesciences Corp	1,692
110,544	e*	Five Star Quality Care, Inc	414
9,590	*	Healthways, Inc	155
72,498	e*	Laboratory Corp of America Holdings	5,039
60,942	e	LCA-Vision, Inc	283
14,720	*	LHC Group, Inc	419
34,640	e*	LifePoint Hospitals, Inc	1,113
214,803	e*	Nektar Therapeutics	771
46,947	*	Nighthawk Radiology Holdings, Inc	339
18,100	*	Pediatrix Medical Group, Inc	976
28,600	e*	Psychiatric Solutions, Inc	1,085
392,282	*	WellPoint, Inc	18,347
		TOTAL HEALTH SERVICES	30,767

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.08%
113,993		Abertis Infraestructuras S.A.	2,244
5,700		ACS Actividades Cons y Servicios S.A.	231
72,143	*	Foster Wheeler Ltd	2,605
36,587	e*	LB Foster Co (Class A)	1,113
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	6,193

HOLDING AND OTHER INVESTMENT OFFICES - 1.08%
2,476	e	Acadia Realty Trust	63
254,728		Annaly Mortgage Management, Inc	3,426
3,098	e	Ashford Hospitality Trust, Inc	13
27,227	e	AvalonBay Communities, Inc	2,680
49,792	e	Boston Properties, Inc	4,664
600		Brandywine Realty Trust	10
63,200		Brookfield Asset Management, Inc	1,704
3,200		Capital Lease Funding, Inc	25
1,200	e	Capital Trust, Inc (Class A)	19
164,270	e,v	CBRE Realty Finance, Inc	222
6,414		Cedar Shopping Centers, Inc	85
3,360	e	Cherokee, Inc	74
121,339		Duke Realty Corp	2,983
238,648		Equity Residential	10,598
8,247	e	FelCor Lodging Trust, Inc	59

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
12,044	e	First Industrial Realty Trust, Inc	$345
103,542	e	General Growth Properties, Inc	1,563
33,280	e	HCP, Inc	1,336
26,743		Health Care REIT, Inc	1,424
7,346		Highwoods Properties, Inc	261
24,524		Hospitality Properties Trust	503
222,297	e	Host Marriott Corp	2,954
47,488		HRPT Properties Trust	327
816	e	Investors Real Estate Trust	9
73,200	e	iStar Financial, Inc	190
126,066	e	Kimco Realty Corp	4,657
23,996	e	Lexington Corporate Properties Trust	413
31,678		Liberty Property Trust	1,193
6,565		LTC Properties, Inc	192
4,500	e	Macerich Co	286
35,100		MFA Mortgage Investments, Inc	228
14,820		Mid-America Apartment Communities, Inc	728
622,526	e*	NexCen Brands, Inc	174
1,628,200		Noble Group Ltd	1,549
177,194	e	NorthStar Realty Finance Corp	1,373
7,528	e	Post Properties, Inc	211
8,879		Potlatch Corp	412
110,665	e	Prologis	4,567
75,628		Public Storage, Inc	7,488
1,400	e	RAIT Investment Trust	8
11,900		Regency Centers Corp	794
2,766	e	Senior Housing Properties Trust	66
131,247		Simon Property Group, Inc	12,731
22,200	e	UDR, Inc	581
1,100		Universal Health Realty Income Trust	43
5,660		Urstadt Biddle Properties, Inc (Class A)	106
247,642	e	Virgin Media, Inc	1,956
75,396		Vornado Realty Trust	6,857
32,816		WABCO Holdings, Inc	1,166
84,959	e	Weingarten Realty Investors	3,030
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	86,346

HOTELS AND OTHER LODGING PLACES - 0.20%
80,159		Accor S.A.	4,281
80,616	e	Choice Hotels International, Inc	2,185
54,701	e*	Gaylord Entertainment Co	1,607
110,458	e*	Great Wolf Resorts, Inc	404
54,170	*	Lodgian, Inc	422
43,668	e	Marcus Corp	702
154,070		Marriott International, Inc (Class A)	4,020
45,286		Starwood Hotels & Resorts Worldwide, Inc	1,274
278,163		TUI Travel plc	1,076
		TOTAL HOTELS AND OTHER LODGING PLACES	15,971

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.03%
47,411	*	AGCO Corp	2,020
1,300	e	Albany International Corp (Class A)	36
53,400		Alfa Laval AB	553
3,500	e*	Allis-Chalmers Energy, Inc	44
4,300	e	Ampco-Pittsburgh Corp	111
681,109		Applied Materials, Inc	10,305

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
13,569	e*	Astec Industries, Inc	$418
74,230	*	Axcelis Technologies, Inc	126
47,026	e	Black & Decker Corp	2,857
53,202		Brambles Ltd	332
16,890	e	Briggs & Stratton Corp	273
235,017	*	Brocade Communications Systems, Inc	1,368
162,900		Canon, Inc	6,176
3,900	e	Cascade Corp	171
102,100		Casio Computer Co Ltd	959
250,951		Caterpillar, Inc	14,957
7,900	*	Columbus McKinnon Corp	186
129,390	*	Cray, Inc	670
149,577		Cummins, Inc	6,539
29,200		Daikin Industries Ltd	985
328,422		Deere & Co	16,257
941,847	*	Dell, Inc	15,522
10,400		Donaldson Co, Inc	436
13,934	*	Dril-Quip, Inc	605
9,460	*	Emulex Corp	101
38,963	*	ENGlobal Corp	517
5,149	*	Entegris, Inc	25
61,900		Fanuc Ltd	4,657
57,112	*	FMC Technologies, Inc	2,659
75,700		FUJIFILM Holdings Corp	1,952
4,200	*	Gardner Denver, Inc	146
54,837	e	Graco, Inc	1,953
1,060,202		Hewlett-Packard Co	49,024
27,600		Hitachi Construction Machinery Co Ltd	682
73,698	e*	Immersion Corp	429
72,680		Ingersoll-Rand Co Ltd (Class A)	2,265
9,686	*	Intermec, Inc	190
527,638		International Business Machines Corp	61,713
22,664	e*	Intevac, Inc	241
12,336	e*	John Bean Technologies Corp	156
137,500		Konica Minolta Holdings, Inc	1,571
223,000		Kubota Corp	1,407
2,300	e*	Kulicke & Soffa Industries, Inc	10
39,800		Kurita Water Industries Ltd	932
42,147	*	Lam Research Corp	1,327
36,435	e*	Lexmark International, Inc (Class A)	1,187
600	e	Lindsay Manufacturing Co	44
6,754		Lufkin Industries, Inc	536
58,158	e	Manitowoc Co, Inc	904
38,400	e	Modine Manufacturing Co	556
36,650	e	Nordson Corp	1,800
12,986	*	Oil States International, Inc	459
32,564		Pall Corp	1,120
134,520	e	Palm, Inc	803
324,497	e,v*	Quantum Corp	350
13,936	*	Rackable Systems, Inc	137
2,000		Robbins & Myers, Inc	62
27,802		Rockwell Automation, Inc	1,038
126,400		Sandvik AB	1,339
339,661		Seagate Technology, Inc	4,117
45,177	e*	Semitool, Inc	370
22,782	e*	Sigma Designs, Inc	324

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
800		SMC Corp	$83
36,857		Solarworld AG.	1,551
44,005	e*	STEC, Inc	339
60,000		Sumitomo Heavy Industries Ltd	286
14,706	*	Tecumseh Products Co (Class A)	368
52,130	e	Tennant Co	1,786
23,278	e*	Terex Corp	710
31,900		Tokyo Electron Ltd	1,443
135,500		Toyota Tsusho Corp	1,775
4,026	*	TurboChef Technologies, Inc	25
10,500	e*	Ultratech, Inc	127
47,388	*	Varian Medical Systems, Inc	2,707
30,500	*	Vestas Wind Systems AS	2,662
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	242,871

INSTRUMENTS AND RELATED PRODUCTS - 3.53%
23,218	e*	Advanced Medical Optics, Inc	413
17,804	e*	Affymetrix, Inc	138
186,243	*	Agilent Technologies, Inc	5,524
160,985		Allergan, Inc	8,291
3,704		Analogic Corp	184
46,127		Bard (C.R.), Inc	4,376
392,572		Baxter International, Inc	25,765
44,348		Beckman Coulter, Inc	3,148
186,183		Becton Dickinson & Co	14,943
3,700	*	Bruker BioSciences Corp	49
22,597	e*	Cepheid, Inc	313
139,435		Danaher Corp	9,677
900		Datascope Corp	46
75,136		Dentsply International, Inc	2,821
592,027		Emerson Electric Co	24,149
43,719	e*	Flir Systems, Inc	1,680
5,300	e*	Formfactor, Inc	92
71,082	e	Garmin Ltd	2,413
57,237	e	Hillenbrand, Inc	1,154
91,036	*	Hologic, Inc	1,760
900	e*	ICU Medical, Inc	27
19,426	*	Illumina, Inc	787
15,138	*	Intuitive Surgical, Inc	3,648
4,500	e	Invacare Corp	109
160,625	*	Invensys plc	597
62,328	e*	ION Geophysical Corp	884
3,400	e*	Itron, Inc	301
1,059,229		Johnson & Johnson	73,383
628	e*	L-1 Identity Solutions, Inc	10
32,218	e*	LTX-Credence Corp	56
618,250		Medtronic, Inc	30,974
1,166	*	Merit Medical Systems, Inc	22
29,512	e*	Millipore Corp	2,030
9,500	*	MKS Instruments, Inc	189
3,000		Movado Group, Inc	67
3,800	*	Natus Medical, Inc	86
143,000		Nikon Corp	3,430
31,000		Olympus Corp	906
2,970	e*	OYO Geospace Corp	117
1,888	e*	Palomar Medical Technologies, Inc	25

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
149,681		Pitney Bowes, Inc	$4,978
3,970	e*	Resmed, Inc	171
17,800		Roper Industries, Inc	1,014
2,223	e*	Rudolph Technologies, Inc	19
173,824	*	St. Jude Medical, Inc	7,560
36,659		STERIS Corp	1,378
185,321		Stryker Corp	11,545
8,500	*	Techne Corp	613
77,500		Terumo Corp	4,043
193,468	*	Thermo Electron Corp	10,641
27,775	*	Trimble Navigation Ltd	718
59,919	e*	Vivus, Inc	476
33,761	*	Waters Corp	1,964
537,982		Xerox Corp	6,203
112,395	*	Zimmer Holdings, Inc	7,256
5,140	e*	Zoll Medical Corp	168
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	283,331

INSURANCE AGENTS, BROKERS AND SERVICE - 0.29%
166,637		AON Corp	7,492
114,257	e*	Crawford & Co (Class B)	1,737
247,327		Hartford Financial Services Group, Inc	10,138
632,060		HBOS plc	1,434
112,915		QBE Insurance Group Ltd	2,435
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	23,236

INSURANCE CARRIERS - 2.69%
293,051		Aetna, Inc	10,582
412,850		Aflac, Inc	24,255
734	*	Alleghany Corp	268
84,556		Allianz AG.	11,592
51,400		Ambac Financial Group, Inc	120
5,925		American Physicians Capital, Inc	251
14,733	*	Arch Capital Group Ltd	1,076
95,479		Aspen Insurance Holdings Ltd	2,626
73,441		Assurant, Inc	4,039
471,614		Aviva plc	4,102
5,716	*	Catalyst Health Solutions, Inc	149
16,900	*	Centene Corp	347
403,558		Chubb Corp	22,155
249,405		Cincinnati Financial Corp	7,093
1,400		Donegal Group, Inc (Class A)	25
40,987	e	Endurance Specialty Holdings Ltd	1,267
27,664		Erie Indemnity Co (Class A)	1,169
1,251	e*	Fpic Insurance Group, Inc	64
250,695		Genworth Financial, Inc (Class A)	2,159
16,450		Hanover Insurance Group, Inc	749
1,200	e	Harleysville Group, Inc	45
2,200		Horace Mann Educators Corp	28
89,126	*	Humana, Inc	3,672
1,859	e	Infinity Property & Casualty Corp	77
84,999		KBC Groep NV	7,394
2,100	e	LandAmerica Financial Group, Inc	51
96,782	e	Leucadia National Corp	4,398
255,839		Lincoln National Corp	10,952
191,400		Manulife Financial Corp	6,884

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
3,814	*	Markel Corp	$1,341
73,900		MBIA, Inc	879
20,927	e	MGIC Investment Corp	147
165,300		Millea Holdings, Inc	6,069
15,470	e*	Molina Healthcare, Inc	480
81,345	e	Montpelier Re Holdings Ltd	1,343
63,298		Muenchener Rueckver AG.	9,548
47,660	e	Nationwide Financial Services, Inc (Class A)	2,351
7,140	e	Odyssey Re Holdings Corp	313
37,400	e	Phoenix Cos, Inc	346
39,711		Platinum Underwriters Holdings Ltd	1,409
210,249		Principal Financial Group	9,144
500,144		Progressive Corp	8,703
31,650		Protective Life Corp	902
559,162		Prudential plc	5,098
1,000		Radian Group, Inc	5
7,440		Stancorp Financial Group, Inc	387
44,300		Sun Life Financial, Inc	1,549
78,211		Swiss Reinsurance Co	4,341
46,650		T&D Holdings, Inc	2,464
700	e	Tower Group, Inc	17
510,347		Travelers Cos, Inc	23,068
22,056		Unitrin, Inc	550
142,408		UnumProvident Corp	3,574
76,535		W.R. Berkley Corp	1,802
100		Wesco Financial Corp	36
107,441		XL Capital Ltd (Class A)	1,928
		TOTAL INSURANCE CARRIERS	215,383

LEATHER AND LEATHER PRODUCTS - 0.05%
136,737	*	Coach, Inc	3,424
400	*	Timberland Co (Class A)	7
14,200	e	Weyco Group, Inc	475
		TOTAL LEATHER AND LEATHER PRODUCTS	3,906

LEGAL SERVICES - 0.01%
14,698	*	FTI Consulting, Inc	1,062
		TOTAL LEGAL SERVICES	1,062

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
66,528		Brisa-Auto Estradas de Portugal S.A.	662
493,000		ComfortDelgro Corp Ltd	519
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,181

LUMBER AND WOOD PRODUCTS - 0.00%**
50,547	e*	Champion Enterprises, Inc	280
4,415	e	Skyline Corp	117
		TOTAL LUMBER AND WOOD PRODUCTS	397

METAL MINING - 0.38%
34,000		Agnico-Eagle Mines Ltd	1,856
114,667	*	Allied Nevada Gold Corp	656
580,217		Alumina Ltd	1,463
156,600		Goldcorp, Inc	4,925
13,800		Inmet Mining Corp	643
140,000		Kinross Gold Corp	2,248

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
87,500	*	Lundin Mining Corp	$260
152,420		Newcrest Mining Ltd	3,167
11,342		Orica Ltd	191
9,300	*	Rosetta Resources, Inc	171
112,566		Royal Gold, Inc	4,048
112,000		Teck Cominco Ltd (Class B)	3,180
207,966		Xstrata plc	6,481
107,500		Yamana Gold, Inc	884
		TOTAL METAL MINING	30,173

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
32,634	e	Armstrong World Industries, Inc	943
19,178	e	Callaway Golf Co	270
12,100	e	Daktronics, Inc	201
372,150		Mattel, Inc	6,714
156,334		Tyco International Ltd	5,475
120,600		Yamaha Corp	2,056
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	15,659

MISCELLANEOUS RETAIL - 0.83%
117,555	*	Amazon.com, Inc	8,553
900	e	Barnes & Noble, Inc	23
121,406		Best Buy Co, Inc	4,553
551,203		CVS Corp	18,553
8,723	*	Dollar Tree, Inc	317
38,120	e*	GSI Commerce, Inc	590
112,788	e*	Hibbett Sports, Inc	2,258
29,300	e*	HSN, Inc	323
60,616		Metro AG.	3,040
358,500		Nippon Mining Holdings, Inc	1,444
57,485	*	Office Depot, Inc	335
284,799		Origin Energy Ltd	3,684
10,103	e*	Overstock.com, Inc	200
9,930		Petsmart, Inc	245
10,855	e*	Priceline.com, Inc	743
274,151		Staples, Inc	6,168
10,100	e	Systemax, Inc	142
25,195		Tiffany & Co	895
458,709		Walgreen Co	14,202
		TOTAL MISCELLANEOUS RETAIL	66,268

MOTION PICTURES - 0.53%
7,931	e*	Avid Technology, Inc	191
72,701	*	Discovery Communications, Inc (Class A)	1,036
72,701	*	Discovery Communications, Inc (Class C)	1,030
45,917	*	DreamWorks Animation SKG, Inc (Class A)	1,444
21,491	e	Regal Entertainment Group (Class A)	339
2,117,459		Time Warner, Inc	27,760
41,232	e*	tw telecom inc (Class A)	428
402,781	*	Viacom, Inc (Class B)	10,005
		TOTAL MOTION PICTURES	42,233

NONDEPOSITORY INSTITUTIONS - 0.58%
666,979		American Express Co	23,631
91,692	e*	AmeriCredit Corp	929
213,263	e	Capital One Financial Corp	10,876

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
85	e	CapitalSource, Inc	$1
348,448	e	Centerline Holding Co	693
277,215	e	CIT Group, Inc	1,929
261,216		Discover Financial Services	3,610
48,382	e	Federal Agricultural Mortgage Corp (Class C)	198
184,440	e*	Guaranty Financial Group, Inc	729
199,108		Medallion Financial Corp	2,085
130,606	e*	NewStar Financial, Inc	1,057
13,100	*	PHH Corp	174
27,100	e*	thinkorswim Group, Inc	226
12,483	e*	World Acceptance Corp	449
		TOTAL NONDEPOSITORY INSTITUTIONS	46,587

NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
79,678	e	AMCOL International Corp	2,491
5,200		Compass Minerals International, Inc	272
83,981	e	Vulcan Materials Co	6,257
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	9,020

OIL AND GAS EXTRACTION - 2.62%
19,350		Acergy S.A.	196
40,574	e	Atlas America, Inc	1,384
9,990	*	ATP Oil & Gas Corp	178
4,366	*	Atwood Oceanics, Inc	159
39,538	e	Berry Petroleum Co (Class A)	1,531
9,766	e*	Bronco Drilling Co, Inc	100
95,737	*	Callon Petroleum Co	1,726
88,991	*	Cameron International Corp	3,430
101,400		Canadian Oil Sands Trust	3,693
6,200	*	Carrizo Oil & Gas, Inc	225
58,572	e*	Cheniere Energy, Inc	132
335,716		Chesapeake Energy Corp	12,039
70,059		Cimarex Energy Co	3,427
13,915	*	Complete Production Services, Inc	280
30,080	e*	Contango Oil & Gas Co	1,624
28,057	e*	Delta Petroleum Corp	381
292,602	*	Denbury Resources, Inc	5,571
32,193	e*	Edge Petroleum Corp	58
115,500		EnCana Corp	7,375
29,801	*	Encore Acquisition Co	1,245
127,985		ENSCO International, Inc	7,376
261,881		Equitable Resources, Inc	9,606
10,411	e*	Exterran Holdings, Inc	333
74,304	e*	Global Industries Ltd	516
12,440	e*	GMX Resources, Inc	595
38,798	e*	Goodrich Petroleum Corp	1,691
118,237	e*	Grey Wolf, Inc	920
56,375	e*	Helix Energy Solutions Group, Inc	1,369
132,109		Helmerich & Payne, Inc	5,706
1,800	*	Hercules Offshore, Inc	27
35,300		Husky Energy, Inc	1,466
72,929	e*	McMoRan Exploration Co	1,724
263,284	*	Meridian Resource Corp	484
116,188	e*	Nabors Industries Ltd	2,895
245,006	*	National Oilwell Varco, Inc	12,307
88,741		Neste Oil Oyj	1,851

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
44,057		Nexen Inc	$1,022
123,342		Noble Corp	5,415
10,968	*	Oceaneering International, Inc	585
15,629	*	Parallel Petroleum Corp	147
54,700	e*	Parker Drilling Co	439
69,600		Petro-Canada	2,315
204,829	*	PetroHawk Energy Corp	4,430
27,290	*	Petroleum Development Corp	1,211
33,400	e*	Petroquest Energy, Inc	513
31,200	*	Pioneer Drilling Co	415
123,376	e	Pioneer Natural Resources Co	6,450
128,984	*	Plains Exploration & Production Co	4,535
125,890	*	Pride International, Inc	3,728
87,376	*	Quicksilver Resources, Inc	1,715
82,758		Range Resources Corp	3,548
9,820	e	RPC, Inc	138
252,170		Santos Ltd	3,858
126,411		Smith International, Inc	7,413
95,856	*	Southwestern Energy Co	2,927
55,830		St. Mary Land & Exploration Co	1,990
27,978	*	Stone Energy Corp	1,184
281,994	e*	Sulphco, Inc	567
15,600	*	Superior Energy Services	486
48,446	*	Swift Energy Co	1,874
76,200		Talisman Energy, Inc	1,075
30,538	e*	Toreador Resources Corp	275
220,854		Transocean, Inc	24,259
23,727	e*	TXCO Resources, Inc	238
31,745	*	Unit Corp	1,581
38,653	e*	Venoco, Inc	502
51,900	e	W&T Offshore, Inc	1,416
3,800	*	Warren Resources, Inc	38
151,747	*	Weatherford International Ltd	3,815
31,105	*	Whiting Petroleum Corp	2,217
157,281		Woodside Petroleum Ltd	6,346
387,069		XTO Energy, Inc	18,006
		TOTAL OIL AND GAS EXTRACTION	210,293

PAPER AND ALLIED PRODUCTS - 0.53%
67,559	e	Bemis Co	1,771
52,800	*	Buckeye Technologies, Inc	432
2,600	e*	Cenveo, Inc	20
90,842	*	Domtar Corporation	418
22,564		Glatfelter	306
184,359	e	International Paper Co	4,827
289,997		Kimberly-Clark Corp	18,803
221,865		MeadWestvaco Corp	5,172
15,096		Metso Oyj	370
126,000		OJI Paper Co Ltd	633
63,049		Packaging Corp of America	1,461
15,300		Rock-Tenn Co (Class A)	612
80,664		Sonoco Products Co	2,394
120,376		Stora Enso Oyj (R Shares)	1,176
127,600		Svenska Cellulosa AB (B Shares)	1,352
25,984	e	Temple-Inland, Inc	397
14,400		Uni-Charm Corp	1,105

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
61,724		UPM-Kymmene Oyj	$963
10,800	e	Wausau Paper Corp	109
		TOTAL PAPER AND ALLIED PRODUCTS	42,321

PERSONAL SERVICES - 0.02%
35,896		Regis Corp	987
9,856		Unifirst Corp	425
7,820	e	Weight Watchers International, Inc	286
		TOTAL PERSONAL SERVICES	1,698

PETROLEUM AND COAL PRODUCTS - 2.51%
62,867	e	Alon USA Energy, Inc	848
252,127		Apache Corp	26,292
18,179		Ashland, Inc	532
72,679		Cabot Oil & Gas Corp	2,627
355,000		Cosmo Oil Co Ltd	842
314,658		Devon Energy Corp	28,697
461,452		ENI S.p.A.	12,231
202,788		EOG Resources, Inc	18,141
190,127		Hess Corp	15,606
194,053		Murphy Oil Corp	12,447
90,948	*	Newfield Exploration Co	2,909
214,106		Noble Energy, Inc	11,902
55,189		OMV AG.	2,326
294,245		Repsol YPF S.A.	8,720
533,340		Royal Dutch Shell plc (A Shares)	15,403
465,720		Royal Dutch Shell plc (B Shares)	13,083
234,360		Statoil ASA	5,569
178,700		Suncor Energy, Inc	7,388
115,127		Sunoco, Inc	4,096
359,029		Valero Energy Corp	10,879
99,403	e	Western Refining, Inc	1,005
		TOTAL PETROLEUM AND COAL PRODUCTS	201,543

PIPELINES, EXCEPT NATURAL GAS - 0.22%
592,407		Spectra Energy Corp	14,099
108,600		TransCanada Corp	3,895
		TOTAL PIPELINES, EXCEPT NATURAL GAS	17,994

PRIMARY METAL INDUSTRIES - 0.81%
263,840		Alcoa, Inc	5,957
19,444	e	Allegheny Technologies, Inc	575
175,601		Arcelor	8,895
119,649		BlueScope Steel Ltd	705
77,495	e*	Century Aluminum Co	2,146
704,396		Corning, Inc	11,017
232,000		DOWA HOLDINGS CO Ltd	1,040
48,876	e	Gibraltar Industries, Inc	914
35,003		Hubbell, Inc (Class B)	1,227
811,000		Nippon Steel Corp	3,062
80,000		Nisshin Steel Co Ltd	155
179,400		Norsk Hydro ASA	1,214
235,407		Nucor Corp	9,299
33,046	e	Olympic Steel, Inc	975
38,999		Outokumpu Oyj	621
175,056		Steel Dynamics, Inc	2,992

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
197,000		Sumitomo Metal Mining Co Ltd	$1,974
53,314		Tredegar Corp	948
15,649		Umicore	483
103,105		United States Steel Corp	8,002
4,892		Voestalpine AG.	153
200,632	e	Worthington Industries, Inc	2,997
		TOTAL PRIMARY METAL INDUSTRIES	65,351

PRINTING AND PUBLISHING - 0.45%
1,300	*	ACCO Brands Corp	10
5,100		Bowne & Co, Inc	59
800		CSS Industries, Inc	21
160,000		Dai Nippon Printing Co Ltd	2,158
49,705		Dun & Bradstreet Corp	4,690
2,100		Ennis, Inc	32
31,101	e	EW Scripps Co (Class A)	220
40,459	e	Harte-Hanks, Inc	420
234,754		John Fairfax Holdings Ltd	503
11,442		John Wiley & Sons, Inc (Class A)	463
215,606	e	Journal Communications, Inc (Class A)	1,052
24,900	e	Lee Enterprises, Inc	87
1,800	e	McClatchy Co (Class A)	8
35,360	e	Meredith Corp	991
176,409	e	New York Times Co (Class A)	2,521
66,800		Orkla ASA	615
361,053		Pearson plc	3,912
177,397	e*	R.H. Donnelley Corp	353
62,000		R.R. Donnelley & Sons Co	1,521
7,888		Reed Elsevier NV	117
696,297		Reed Elsevier plc	6,933
90,275	e	Standard Register Co	889
49,161		Thomson Reuters plc	1,098
146,000		Toppan Printing Co Ltd	1,139
8,500	*	Valassis Communications, Inc	74
10,046		Washington Post Co (Class B)	5,593
342,679		Yell Group plc	474
		TOTAL PRINTING AND PUBLISHING	35,953

RAILROAD TRANSPORTATION - 0.62%
45,000		Canadian National Railway Co	2,147
6,200		Canadian Pacific Railway Ltd	333
302,680		CSX Corp	16,517
110,106		Firstgroup plc	1,051
4,700	*	Genesee & Wyoming, Inc (Class A)	176
471,000		Hankyu Hanshin Holdings, Inc	2,164
54,444	*	Kansas City Southern Industries, Inc	2,415
656,500		MTR Corp	1,939
335,785		Norfolk Southern Corp	22,232
48,900		Odakyu Electric Railway Co Ltd	362
		TOTAL RAILROAD TRANSPORTATION	49,336

REAL ESTATE - 0.30%
63,668	e*	CB Richard Ellis Group, Inc (Class A)	851
300,200		City Developments Ltd	1,877
12,398	e	Forest City Enterprises, Inc (Class A)	380
20,265	*	Forestar Real Estate Group, Inc	299

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,062,000		Hang Lung Properties Ltd	$2,500
2,400		Jones Lang LaSalle, Inc	104
310,000		Kerry Properties Ltd	1,005
24,947		Leighton Holdings Ltd	768
345,898		Macquarie Goodman Group	698
314,200		Mitsubishi Estate Co Ltd	6,191
318,000		Mitsui Fudosan Co Ltd	6,145
661,657		Sino Land Co	741
33,399	e	Stewart Enterprises, Inc (Class A)	263
524,400		Stockland Trust Group	2,354
		TOTAL REAL ESTATE	24,176

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.33%
1,981	e*	Deckers Outdoor Corp	206
38,675		Michelin (C.G.D.E.) (Class B)	2,505
145,000		Mitsui Chemicals, Inc	639
300,984		Nike, Inc (Class B)	20,136
1,273,874		Pirelli & C S.p.A.	752
52,543	e	Sealed Air Corp	1,155
11,100		Spartech Corp	110
1,800	e*	Trex Co, Inc	33
24,465		Tupperware Corp	676
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	26,212

SECURITY AND COMMODITY BROKERS - 1.67%
92,159		Ameriprise Financial, Inc	3,520
24,801	e	BlackRock, Inc	4,824
84,041		Broadridge Financial Solutions, Inc	1,293
483,502		Charles Schwab Corp	12,571
23,592		CME Group, Inc	8,765
257,406		Credit Suisse Group	12,021
764,100		Daiwa Securities Group, Inc	5,565
48,717	e*	Duff & Phelps Corp (Class A)	1,025
18,500	e	Eaton Vance Corp	652
47,770	e	Evercore Partners, Inc (Class A)	859
32,489		Federated Investors, Inc (Class B)	937
161,024		Franklin Resources, Inc	14,191
195,795		Goldman Sachs Group, Inc	25,062
243,800		Hong Kong Exchanges and Clearing Ltd	3,003
21,696	*	IntercontinentalExchange, Inc	1,750
270,139		Invesco Ltd	5,668
290,029	e*	Ladenburg Thalmann Financial Services, Inc	522
53,703		Lazard Ltd (Class A)	2,296
1,372,409		Legal & General Group plc	2,477
67,483		Legg Mason, Inc	2,568
66,099	e*	Nasdaq Stock Market, Inc	2,021
645,900		Nomura Holdings, Inc	8,429
117,070	e	NYSE Euronext	4,587
68,569		SEI Investments Co	1,522
133,003	e	T Rowe Price Group, Inc	7,144
30,929	e	US Global Investors, Inc (Class A)	311
		TOTAL SECURITY AND COMMODITY BROKERS	133,583

SOCIAL SERVICES - 0.00%**
44,409	e*	Capital Senior Living Corp	337
		TOTAL SOCIAL SERVICES	337

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
SPECIAL TRADE CONTRACTORS - 0.03%
400	e	Alico, Inc	$19
4,000	e	Chemed Corp	164
2,050		Comfort Systems USA, Inc	27
9,383	*	Layne Christensen Co	333
56,182	e*	Quanta Services, Inc	1,517
		TOTAL SPECIAL TRADE CONTRACTORS	2,060

STONE, CLAY, AND GLASS PRODUCTS - 0.56%
440,271		3M Co	30,075
2,065	e	Apogee Enterprises, Inc	31
1,122	*	Cabot Microelectronics Corp	36
18,225	e	CARBO Ceramics, Inc	941
195,724		CRH plc	4,142
31,352	e	Eagle Materials, Inc	701
63,051		Gentex Corp	902
16,691		Holcim Ltd	1,223
39,708		Lafarge S.A.	4,181
95,000		NGK Insulators Ltd	1,163
23,700	e*	Owens Corning, Inc	567
27,500	*	Owens-Illinois, Inc	808
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	44,770

TEXTILE MILL PRODUCTS - 0.00%**
4,400	e	Oxford Industries, Inc	114
		TOTAL TEXTILE MILL PRODUCTS	114

TRANSPORTATION BY AIR - 0.47%
13,184	e*	Air Methods Corp	373
321,445	e*	Airtran Holdings, Inc	781
623,369		Auckland International Airport Ltd	819
66,237		British Airways plc	202
36,931	*	Continental AG.	3,670
75,637	*	Continental Airlines, Inc (Class B)	1,262
234,848	e*	Delta Air Lines, Inc	1,750
79,205		Deutsche Lufthansa AG.	1,548
620,344	e,v*	ExpressJet Holdings, Inc	118
188,464		FedEx Corp	14,896
377,873	e*	JetBlue Airways Corp	1,870
146,000		Singapore Airlines Ltd	1,467
30,465		Skywest, Inc	487
496,255		Southwest Airlines Co	7,201
154,361	e	UAL Corp	1,357
		TOTAL TRANSPORTATION BY AIR	37,801

TRANSPORTATION EQUIPMENT - 0.92%
3,800		A.O. Smith Corp	149
15,600		American Axle & Manufacturing Holdings, Inc	84
48,937	e	ArvinMeritor, Inc	638
7,885	*	ATC Technology Corp	187
86,588		Bayerische Motoren Werke AG.	3,356
203,938	*	BE Aerospace, Inc	3,228
333,800		Bombardier, Inc (Class B)	1,813
373,000		Cosco Corp Singapore Ltd	400
59,500		Denso Corp	1,459

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
14,800		Federal Signal Corp	$203
7,839	e*	Fuel Systems Solutions, Inc	270
171,708		Genuine Parts Co	6,904
167,706	e	Harley-Davidson, Inc	6,255
82,492		Harsco Corp	3,068
216,800		Honda Motor Co Ltd	6,576
36,400		JTEKT Corp	415
20,829	e	Noble International Ltd	125
39,000		NSK Ltd	225
159,913		Paccar, Inc	6,107
57,677		Peugeot S.A.	2,171
59,205		Renault S.A.	3,773
134,100		Scania AB (B Shares)	1,652
759,000		SembCorp Marine Ltd	1,614
156,610	*	Spirit Aerosystems Holdings, Inc (Class A)	2,517
46,370	e	Superior Industries International, Inc	888
40,084	e*	Tenneco, Inc	426
305,389		Tomkins plc	853
138,370	e*	Visteon Corp	321
30,756		Volkswagen AG.	12,052
134,600		Volvo AB (A Shares)	1,142
191,400		Volvo AB (B Shares)	1,729
28,840		Westinghouse Air Brake Technologies Corp	1,478
101,100		Yamaha Motor Co Ltd	1,381
		TOTAL TRANSPORTATION EQUIPMENT	73,459

TRANSPORTATION SERVICES - 0.04%
19,293		CH Robinson Worldwide, Inc	983
22,989		Expeditors International Washington, Inc	801
2,064	*	HUB Group, Inc (Class A)	78
29,300	*	Interval Leisure Group, Inc	305
41,433		National Express Group plc	599
62,968	*	Orbitz Worldwide, Inc	370
50,528		Toll Holdings Ltd	286
		TOTAL TRANSPORTATION SERVICES	3,422

TRUCKING AND WAREHOUSING - 0.46%
297,303		Deutsche Post AG.	6,203
81,000		Nippon Express Co Ltd	362
459,234		United Parcel Service, Inc (Class B)	28,881
98,000		Yamato Transport Co Ltd	1,098
		TOTAL TRUCKING AND WAREHOUSING	36,544

WATER TRANSPORTATION - 0.08%
13,791	e	Alexander & Baldwin, Inc	607
35,800	*	Gulfmark Offshore, Inc	1,607
25,422	e*	Hornbeck Offshore Services, Inc	982
169,000		Kawasaki Kisen Kaisha Ltd	1,045
303,000		Nippon Yusen Kabushiki Kaisha	1,975
251,000		Pacific Basin Shipping Ltd	209
		TOTAL WATER TRANSPORTATION	6,425

WHOLESALE TRADE-DURABLE GOODS - 0.50%
109,657	e	Agilysys, Inc	1,106
109,330	e	Barnes Group, Inc	2,211
45,256		BorgWarner, Inc	1,483

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
200,406		Bunzl plc			$2,358
33,025		Castle (A.M.) & Co			571
52,882	e*	Chindex International, Inc			574
173,516	*	Fortescue Metals Group Ltd			660
115,400		IKON Office Solutions, Inc			1,963
616,000		Li & Fung Ltd			1,507
7,470	e	Martin Marietta Materials, Inc			836
8,672	*	MWI Veterinary Supply, Inc			341
401,500		Nissan Motor Co Ltd			2,715
5,558		Owens & Minor, Inc			270
64,657	*	Patterson Cos, Inc			1,966
2,500	e*	PSS World Medical, Inc			49
16,954		Rautaruukki Oyj			339
97,338		Reliance Steel & Aluminum Co			3,696
86,315		Schneider Electric S.A.			7,412
6,800	*	Tech Data Corp			203
23,000	e*	Tyler Technologies, Inc			349
72,129		W.W. Grainger, Inc			6,273
17,580	*	WESCO International, Inc			566
57,986		Wesfarmers Ltd			1,348
144,672		Wolseley plc			1,094
		TOTAL WHOLESALE TRADE-DURABLE GOODS			39,890

WHOLESALE TRADE-NONDURABLE GOODS - 0.35%
7,080		Airgas, Inc			351
24,761	e*	Akorn, Inc			127
8,272		Allscripts Healthcare Solutions, Inc			103
11,457	*	Dean Foods Co			268
62,630	*	Endo Pharmaceuticals Holdings, Inc			1,253
9,700	*	Gildan Activewear, Inc (Class A)			216
13,730	*	Henry Schein, Inc			739
70,046		Herbalife Ltd			2,768
177,196	e	Idearc, Inc			221
2,100		Myers Industries, Inc			26
13,256	e	Nash Finch Co			572
14,982		Spartan Stores, Inc			373
496,921		Sysco Corp			15,320
202,077		Unilever NV			5,688
1,900	e*	Volcom, Inc			33
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			28,058

		TOTAL COMMON STOCKS			4,710,733
		Cost ($4,549,883)

PRINCIPAL

SHORT-TERM INVESTMENTS - 6.71%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 6.71%
$ 33,793,000		Federal Home Loan Bank (FHLB)	0.000%	10/01/08	33,793
17,362,000		(FHLB)	0.000	10/06/08	17,361
2,850,000		(FHLB)	0.000	10/15/08	2,849
1,441,000		(FHLB)	0.000	11/07/08	1,438
9,371,000		(FHLB)	0.000	11/13/08	9,349
8,400,000		(FHLB)	0.000	11/14/08	8,380
40,616,000		(FHLB)	0.000	12/05/08	40,433

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 20,000,000		(FHLB)	0.000%	12/08/08	$19,906
50,000,000		(FHLB)	0.000	12/12/08	49,750
23,881,000		(FHLB)	0.000	01/07/09	23,697
14,392,000		(FHLB)	0.000	02/10/09	14,236
22,000,000		Federal Home Loan Mortgage Corp
		(FHLMC)	0.000	10/27/08	21,992
20,074,000		(FHLMC)	0.000	11/10/08	20,030
16,327,000		(FHLMC)	0.000	11/12/08	16,290
22,109,000	d	(FHLMC)	0.000	11/18/08	22,052
9,695,000		(FHLMC)	0.000	11/20/08	9,669
17,000,000		(FHLMC)	0.000	12/09/08	16,919
10,000,000		(FHLMC)	0.000	12/22/08	9,943
8,700,000		Federal National Mortgage Association
		(FNMA)	0.000	10/08/08	8,699
12,500,000		(FNMA)	0.000	10/20/08	12,497
25,976,000	d	(FNMA)	0.000	11/03/08	25,930
23,550,000		(FNMA)	0.000	11/05/08	23,505
20,300,000		(FNMA)	0.000	11/07/08	20,259
15,300,000		(FNMA)	0.000	11/12/08	15,265
17,000,000		(FNMA)	0.000	12/01/08	16,928
26,703,000		(FNMA)	0.000	01/05/09	26,501
1,300,000		(FNMA)	0.000	01/07/09	1,290
25,000,000		(FNMA)	0.000	01/12/09	24,798
25,000,000		(FNMA)	0.000	01/20/09	24,782
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			538,541

		TOTAL SHORT-TERM INVESTMENTS			538,541
		Cost ($538,473)

		TOTAL PORTFOLIO - 106.01%			8,503,326
		Cost ($8,452,499)
		OTHER ASSETS & LIABILITIES, NET - (6.01%)			(482,123)

		NET ASSETS - 100.00%			$8,021,203

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	LP	Limited Partnership
	N/R	Not rated by Moody's

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	†	As provided by Moody's Investors Service (Unaudited).
	d	All or a portion of these securities have been segregated by the custodian to cover securities
		purchased on a delayed delivery basis.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933
		and may be resold in transactions exempt from registration
		to qualified institutional buyers.
		At September 30, 2008, the value of these securities amounted to $142,712,349 or 1.78% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2008.
	j	Zero coupon.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

At September 30, 2008, the net unrealized appreciation on investments was $50,826,858, consisting of gross unrealized appreciation of $877,074,180, and gross unrealized depreciation of $826,247,322.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 99.53%

BANKER'S ACCEPTANCE - 1.45%
$ 15,630,000	Bank of America NA	0.000%	10/06/08	$15,624
7,048,000	Bank of America NA	0.000	10/17/08	7,039
4,851,000	Bank of America NA	0.000	10/29/08	4,840
3,440,000	Bank of America NA	0.000	11/07/08	3,430
3,951,000	Bank of America NA	0.000	11/13/08	3,938
5,838,000	Bank of America NA	0.000	11/17/08	5,810
5,767,000	Bank of America NA	0.000	12/01/08	5,723
27,928,000	Bank of America NA	0.000	12/05/08	27,704
6,299,000	Bank of America NA	0.000	12/22/08	6,235
26,216,000	Bank of America NA	0.000	01/30/09	25,829
10,427,000	Bank of America NA	0.000	02/19/09	10,248
2,012,000	JPMorgan Chase Bank NA	0.000	10/15/08	2,010
28,378,000	JPMorgan Chase Bank NA	0.000	10/20/08	28,337
2,045,000	JPMorgan Chase Bank NA	0.000	10/21/08	2,042
1,350,000	JPMorgan Chase Bank NA	0.000	11/07/08	1,346
1,806,000	JPMorgan Chase Bank NA	0.000	11/10/08	1,801
30,000,000	JPMorgan Chase Bank NA	0.000	11/24/08	29,788
9,561,000	Wachovia Bank NA	0.000	10/21/08	9,547
	TOTAL BANKER'S ACCEPTANCE			191,291

BANK NOTE - 0.57%
25,000,000	Wells Fargo Bank NA	2.500	10/08/08	25,000
25,000,000	Wells Fargo Bank NA	2.500	10/09/08	25,000
25,000,000	Wells Fargo Bank NA	2.500	10/29/08	24,997
	TOTAL BANK NOTE			74,997

CERTIFICATES OF DEPOSIT - 12.03%
45,000,000	Abbey National Treasury	2.740	11/10/08	44,998
47,020,000	Abbey National Treasury	2.820	11/13/08	47,022
50,000,000	American Express Bank FSB	2.810	10/15/08	50,002
40,000,000	Banco Bilbao Vizcaya Argentaria S.A.	2.795	12/04/08	39,877
50,000,000	Bank of America NA	2.920	02/06/09	49,729
25,000,000	Bank of America NA	3.030	03/05/09	24,848
50,000,000	Bank of Montreal	2.720	10/29/08	49,997
25,000,000	Bank of Nova Scotia	2.710	10/31/08	24,998
50,000,000	Bank of Nova Scotia	2.670	11/18/08	49,876
100,000,000	Bank of Nova Scotia	3.000	11/18/08	99,798
25,000,000	BNP Paribas, Inc	2.750	11/04/08	24,999
40,000,000	Calyon	2.800	10/01/08	40,000
35,000,000	Calyon	2.790	12/01/08	34,897
30,000,000	Calyon	2.720	12/09/08	29,897
40,000,000	Canadian Imperial Bank	2.840	10/15/08	40,001
50,000,000	Canadian Imperial Bank	2.820	11/20/08	49,954
50,000,000	Canadian Imperial Bank	2.830	12/04/08	49,850
50,000,000	Deutsche Bank AG.	2.650	11/21/08	49,940
50,000,000	Dexia Credit Local S.A.	2.695	10/30/08	49,997

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 30,000,000	Dexia Credit Local S.A.	2.665%	11/03/08	$30,000
30,000,000	Dexia Credit Local S.A.	2.655	11/18/08	29,925
50,000,000	Lloyds Bank plc	2.720	10/02/08	50,000
50,000,000	Lloyds Bank plc	2.660	10/06/08	49,999
50,000,000	Rabobank USA Financial Corp	2.660	10/15/08	49,998
20,000,000	Rabobank USA Financial Corp	2.950	02/17/09	19,880
25,000,000	Rabobank USA Financial Corp	2.980	03/09/09	24,833
50,000,000	Royal Bank of Canada	2.700	11/19/08	49,946
25,000,000	Royal Bank of Canada	2.710	11/20/08	24,973
30,000,000	Royal Bank of Canada	5.290	02/02/09	30,249
20,000,000	Royal Bank of Scotland	3.180	12/12/08	19,945
50,000,000	Societe Generale North America, Inc	2.750	10/02/08	50,000
40,000,000	Societe Generale North America, Inc	2.800	10/29/08	40,000
40,000,000	Societe Generale North America, Inc	2.790	12/05/08	39,875
25,000,000	Toronto Dominion Bank	2.650	10/28/08	24,997
25,000,000	Toronto Dominion Bank	2.600	10/31/08	24,996
25,000,000	Toronto Dominion Bank	2.800	12/08/08	24,918
30,000,000	Toronto Dominion Bank	2.780	12/16/08	29,890
30,000,000	Toronto Dominion Bank	2.920	01/13/09	29,862
90,000,000	US Bank NA	2.930	02/10/09	89,497
	TOTAL CERTIFICATES OF DEPOSIT			1,584,463

COMMERCIAL PAPER - 46.76%
22,270,000	Abbey National LLC	0.000	10/30/08	22,221
25,000,000	Abbey National LLC	0.000	11/06/08	24,929
25,000,000	Abbey National LLC	0.000	11/13/08	24,917
25,000,000	Abbey National LLC	0.000	12/17/08	24,789
25,000,000	Abbey National LLC	0.000	12/18/08	24,786
11,700,000	American Honda Finance Corp	0.000	11/04/08	11,669
8,250,000	American Honda Finance Corp	0.000	11/05/08	8,227
40,000,000	American Honda Finance Corp	0.000	11/12/08	39,870
26,042,000	American Honda Finance Corp	0.000	11/13/08	25,955
30,000,000	American Honda Finance Corp	0.000	11/18/08	29,867
5,000,000	American Honda Finance Corp	0.000	11/21/08	4,975
62,223,000	American Honda Finance Corp	0.000	11/24/08	61,906
20,000,000	American Honda Finance Corp	0.000	11/25/08	19,881
18,500,000	American Honda Finance Corp	0.000	12/10/08	18,358
25,000,000	Bank of Nova Scotia	0.000	10/03/08	24,996
25,000,000	Bank of Nova Scotia	0.000	11/13/08	24,917
30,000,000	Bank of Nova Scotia	0.000	12/04/08	29,792
50,000,000	Barclays U.S. Funding LLC	0.000	10/06/08	49,981
25,000,000	Barclays U.S. Funding LLC	0.000	11/18/08	24,890
34,800,000	BMW US Capital LLC	0.000	10/17/08	34,768
50,000,000	Cafco LLC	0.000	10/23/08	49,903
25,000,000	Cafco LLC	0.000	11/04/08	24,928
28,379,000	Cafco LLC	0.000	01/12/09	28,025
41,150,000	Ciesco LLC	0.000	10/07/08	41,130
50,000,000	Ciesco LLC	0.000	11/05/08	49,847
26,931,000	Ciesco LLC	0.000	11/10/08	26,847
25,000,000	Ciesco LLC	0.000	11/14/08	24,905
25,000,000	Ciesco LLC	0.000	01/12/09	24,688
25,000,000	Citigroup Funding, Inc	0.000	10/07/08	24,989
40,000,000	Citigroup Funding, Inc	0.000	10/09/08	39,975
25,000,000	Citigroup Funding, Inc	0.000	10/17/08	24,968
35,000,000	Citigroup Funding, Inc	0.000	11/03/08	34,913
25,000,000	Citigroup Funding, Inc	0.000	11/17/08	24,901

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 30,000,000	Citigroup Funding, Inc	0.000%	01/06/09	$29,676
20,000,000	Coca-Cola Co	0.000	10/02/08	19,998
50,000,000	Coca-Cola Co	0.000	10/30/08	49,907
18,500,000	Colgate-Palmolive Co	0.000	10/29/08	18,472
25,000,000	Danske Corp	0.000	10/07/08	24,989
50,000,000	Danske Corp	0.000	10/31/08	49,882
13,367,000	Danske Corp	0.000	11/12/08	13,324
40,000,000	Danske Corp	0.000	11/14/08	39,865
20,000,000	Danske Corp	0.000	12/09/08	19,850
40,000,000	Danske Corp	0.000	12/12/08	39,686
18,000,000	Danske Corp	0.000	01/26/09	17,763
25,000,000	Dexia Delaware LLC	0.000	10/10/08	24,982
25,000,000	Dexia Delaware LLC	0.000	12/10/08	24,810
30,000,000	Edison Asset Securitization LLC	0.000	10/03/08	29,995
25,000,000	Edison Asset Securitization LLC	0.000	11/20/08	24,878
25,000,000	Edison Asset Securitization LLC	0.000	11/21/08	24,876
25,000,000	Edison Asset Securitization LLC	0.000	12/02/08	24,813
9,620,000	Edison Asset Securitization LLC	0.000	12/29/08	9,516
36,000,000	Fairway Finance Corp	0.000	11/21/08	35,821
25,000,000	Fairway Finance Corp	0.000	12/03/08	24,810
20,000,000	Fairway Finance Corp	0.000	01/16/09	19,740
20,000,000	General Electric Capital Corp	0.000	10/16/08	19,979
50,000,000	General Electric Capital Corp	0.000	10/21/08	49,933
50,000,000	General Electric Capital Corp	0.000	10/27/08	49,913
25,000,000	General Electric Capital Corp	0.000	10/30/08	24,951
38,500,000	General Electric Capital Corp	0.000	12/01/08	38,308
52,730,000	General Electric Capital Corp	0.000	12/29/08	52,342
9,100,000	General Electric Capital Corp	0.000	01/09/09	9,021
20,000,000	General Electric Capital Corp	0.000	03/11/09	19,689
50,000,000	General Electric Co	0.000	10/01/08	50,000
10,000,000	Govco LLC	0.000	10/07/08	9,995
40,000,000	Govco LLC	0.000	10/20/08	39,936
15,000,000	Govco LLC	0.000	10/21/08	14,974
30,250,000	Govco LLC	0.000	10/28/08	30,181
50,000,000	Govco LLC	0.000	11/04/08	49,856
38,000,000	Govco LLC	0.000	11/17/08	37,850
1,825,000	Govco LLC	0.000	11/21/08	1,816
20,000,000	Govco LLC	0.000	12/11/08	19,829
49,440,000	Govco LLC	0.000	12/15/08	48,992
25,000,000	Govco LLC	0.000	12/17/08	24,767
52,268,000	Govco LLC	0.000	12/23/08	51,743
25,000,000	Govco LLC	0.000	01/26/09	24,646
25,000,000	HSBC Finance Corp	0.000	10/21/08	24,964
26,425,000	HSBC Finance Corp	0.000	11/17/08	26,320
20,000,000	HSBC Finance Corp	0.000	11/21/08	19,901
40,000,000	HSBC Finance Corp	0.000	12/03/08	39,728
50,000,000	HSBC Finance Corp	0.000	12/05/08	49,648
50,000,000	HSBC Finance Corp	0.000	12/10/08	49,620
50,000,000	IBM Capital, Inc	0.000	10/16/08	49,947
25,000,000	IBM Capital, Inc	0.000	12/10/08	24,808
22,615,000	IBM International Group Capital LLC	0.000	10/09/08	22,604
50,000,000	ING US Funding LLC	0.000	10/09/08	49,969
40,000,000	ING US Funding LLC	0.000	10/15/08	39,956
20,000,000	ING US Funding LLC	0.000	10/21/08	19,970
25,000,000	ING US Funding LLC	0.000	12/04/08	24,827
25,000,000	ING US Funding LLC	0.000	12/09/08	24,813

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 4,000,000	ING US Funding LLC	0.000%	12/17/08	$3,966
40,000,000	ING US Funding LLC	0.000	12/26/08	39,620
16,200,000	JPMorgan Chase & Co	0.000	10/16/08	16,183
25,000,000	JPMorgan Chase & Co	0.000	10/21/08	24,962
30,000,000	JPMorgan Chase & Co	0.000	10/22/08	29,950
20,000,000	JPMorgan Chase & Co	0.000	11/13/08	19,934
12,000,000	JPMorgan Chase & Co	0.000	11/17/08	11,952
20,000,000	JPMorgan Chase & Co	0.000	11/19/08	19,905
25,000,000	JPMorgan Chase & Co	0.000	11/24/08	24,874
30,000,000	JPMorgan Chase & Co	0.000	12/17/08	29,747
50,000,000	Kitty Hawk Funding Corp	0.000	10/02/08	49,994
45,000,000	Kitty Hawk Funding Corp	0.000	10/06/08	44,982
50,000,000	Kitty Hawk Funding Corp	0.000	10/10/08	49,962
10,025,000	Kitty Hawk Funding Corp	0.000	10/27/08	10,003
5,077,000	Kitty Hawk Funding Corp	0.000	11/06/08	5,064
30,000,000	Kitty Hawk Funding Corp	0.000	12/02/08	29,775
29,598,000	Kitty Hawk Funding Corp	0.000	12/19/08	29,315
8,876,000	Kitty Hawk Funding Corp	0.000	01/12/09	8,765
35,000,000	Kitty Hawk Funding Corp	0.000	01/13/09	34,558
20,000,000	Lloyds Bank plc	0.000	10/17/08	19,975
57,250,000	Nestle Capital Corp	0.000	10/06/08	57,233
14,350,000	Nestle Capital Corp	0.000	10/16/08	14,337
24,775,000	Nestle Capital Corp	0.000	10/22/08	24,740
25,000,000	Nestle Capital Corp	0.000	12/09/08	24,879
25,000,000	Nestle Capital Corp	0.000	12/11/08	24,876
22,930,000	Nestle Capital Corp	0.000	02/18/09	22,665
14,500,000	Nestle Capital Corp	0.000	03/10/09	14,308
8,235,000	Old Line Funding LLC	0.000	11/04/08	8,214
52,000,000	Old Line Funding LLC	0.000	11/05/08	51,841
30,000,000	Old Line Funding LLC	0.000	11/07/08	29,918
30,000,000	Old Line Funding LLC	0.000	11/12/08	29,891
25,000,000	Old Line Funding LLC	0.000	11/14/08	24,905
27,000,000	Old Line Funding LLC	0.000	01/06/09	26,683
30,000,000	Old Line Funding LLC	0.000	01/08/09	29,641
25,710,000	Old Line Funding LLC	0.000	01/14/09	25,383
6,100,000	PACCAR Financial Corp	0.000	11/14/08	6,079
27,500,000	PACCAR Financial Corp	0.000	11/18/08	27,379
17,000,000	PACCAR Financial Corp	0.000	11/19/08	16,919
50,000,000	Park Avenue Rec Corp	0.000	10/30/08	49,895
9,600,000	Pfizer, Inc	0.000	11/07/08	9,572
18,270,000	Pfizer, Inc	0.000	01/05/09	18,120
3,030,000	Pfizer, Inc	0.000	03/02/09	2,985
25,000,000	PNC Bank NA	0.000	01/07/09	24,727
25,000,000	PNC Bank NA	0.000	01/08/09	24,724
40,000,000	Private Export Funding Corp	0.000	10/07/08	39,984
15,200,000	Private Export Funding Corp	0.000	11/12/08	15,157
25,000,000	Private Export Funding Corp	0.000	11/14/08	24,935
35,000,000	Private Export Funding Corp	0.000	12/05/08	34,775
30,000,000	Private Export Funding Corp	0.000	12/10/08	29,792
25,000,000	Private Export Funding Corp	0.000	12/11/08	24,824
25,000,000	Private Export Funding Corp	0.000	12/12/08	24,821
43,590,000	Private Export Funding Corp	0.000	12/15/08	43,265
23,000,000	Private Export Funding Corp	0.000	01/02/09	22,785
22,000,000	Private Export Funding Corp	0.000	01/15/09	21,765
34,200,000	Procter & Gamble International	0.000	10/07/08	34,187
10,025,000	Procter & Gamble International	0.000	10/30/08	10,003

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 39,305,000	Procter & Gamble International	0.000%	11/06/08	$39,194
30,000,000	Procter & Gamble International	0.000	11/19/08	29,858
23,005,000	Procter & Gamble International	0.000	02/04/09	22,728
20,000,000	Procter & Gamble International	0.000	03/03/09	19,703
25,000,000	Rabobank USA Financial Corp	0.000	10/03/08	24,996
20,850,000	Rabobank USA Financial Corp	0.000	10/10/08	20,835
50,000,000	Rabobank USA Financial Corp	0.000	10/17/08	49,937
29,240,000	Rabobank USA Financial Corp	0.000	10/24/08	29,193
20,000,000	Ranger Funding Co LLC	0.000	10/07/08	19,990
32,379,000	Ranger Funding Co LLC	0.000	10/14/08	32,344
34,000,000	Ranger Funding Co LLC	0.000	10/16/08	33,956
6,422,000	Ranger Funding Co LLC	0.000	10/22/08	6,410
14,500,000	Ranger Funding Co LLC	0.000	10/23/08	14,472
20,000,000	Ranger Funding Co LLC	0.000	11/03/08	19,945
39,020,000	Ranger Funding Co LLC	0.000	11/18/08	38,850
23,902,000	Ranger Funding Co LLC	0.000	12/02/08	23,723
10,000,000	Ranger Funding Co LLC	0.000	12/03/08	9,924
6,000,000	Ranger Funding Co LLC	0.000	01/06/09	5,930
27,795,000	Ranger Funding Co LLC	0.000	01/14/09	27,442
50,000,000	Ranger Funding Co LLC	0.000	01/16/09	49,353
25,000,000	Royal Bank of Canada	0.000	10/14/08	24,976
25,000,000	Royal Bank of Scotland	0.000	10/07/08	24,989
40,000,000	Royal Bank of Scotland	0.000	10/09/08	39,975
30,000,000	Royal Bank of Scotland	0.000	10/16/08	29,965
39,673,000	Royal Bank of Scotland	0.000	11/03/08	39,574
40,000,000	Royal Bank of Scotland	0.000	11/12/08	39,871
25,000,000	Royal Bank of Scotland	0.000	11/25/08	24,852
20,000,000	Royal Bank of Scotland	0.000	12/12/08	19,933
25,000,000	Royal Bank of Scotland	0.000	12/24/08	24,769
30,000,000	Sheffield Receivable	0.000	10/20/08	29,958
25,000,000	Sheffield Receivable	0.000	10/24/08	24,958
28,000,000	Sheffield Receivable	0.000	11/06/08	27,925
26,965,000	Sheffield Receivable	0.000	11/17/08	26,858
21,755,000	Sheffield Receivable	0.000	12/02/08	21,592
17,100,000	Societe Generale North America, Inc	0.000	12/02/08	16,986
25,000,000	Societe Generale North America, Inc	0.000	12/03/08	24,830
25,000,000	Societe Generale North America, Inc	0.000	12/11/08	24,807
45,550,000	Svensk Exportkredit AB	0.000	10/02/08	45,546
20,000,000	Svensk Exportkredit AB	0.000	10/30/08	19,956
45,000,000	Toronto Dominion Holding	0.000	10/02/08	44,996
30,000,000	Toronto Dominion Holding	0.000	10/08/08	29,984
25,000,000	Toronto Dominion Holding	0.000	11/06/08	24,929
20,130,000	Toronto Dominion Holding	0.000	11/25/08	20,011
30,000,000	Toyota Motor Credit Corp	0.000	10/09/08	29,982
25,000,000	Toyota Motor Credit Corp	0.000	10/17/08	24,972
40,000,000	Toyota Motor Credit Corp	0.000	10/22/08	39,941
28,500,000	Toyota Motor Credit Corp	0.000	10/28/08	28,448
30,000,000	Toyota Motor Credit Corp	0.000	10/29/08	29,944
25,000,000	Toyota Motor Credit Corp	0.000	11/12/08	24,929
50,000,000	Toyota Motor Credit Corp	0.000	12/02/08	49,747
25,000,000	Toyota Motor Credit Corp	0.000	12/09/08	24,859
30,000,000	Toyota Motor Credit Corp	0.000	12/18/08	29,808
4,895,000	UBS Finance (Delaware) LLC	0.000	10/08/08	4,893
11,850,000	UBS Finance (Delaware) LLC	0.000	10/27/08	11,827
3,000,000	UBS Finance (Delaware) LLC	0.000	11/10/08	2,991
24,750,000	Unilever Capital Corp	0.000	10/01/08	24,750

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 25,000,000	Unilever Capital Corp	0.000%	10/20/08	$24,964
26,000,000	Unilever Capital Corp	0.000	10/21/08	25,960
5,304,000	Unilever Capital Corp	0.000	10/27/08	5,293
18,000,000	Unilever Capital Corp	0.000	12/01/08	17,881
25,000,000	Wal-Mart Stores, Inc	0.000	12/16/08	24,844
8,870,000	Washington Gas Light Co	0.000	10/01/08	8,870
20,000,000	Wells Fargo & Co	0.000	10/07/08	19,992
30,000,000	Wells Fargo & Co	0.000	10/09/08	29,985
50,000,000	Wells Fargo & Co	0.000	10/27/08	49,907
28,215,000	Wells Fargo & Co	0.000	10/31/08	28,155
39,410,000	Wells Fargo & Co	0.000	11/25/08	39,192
40,000,000	Wells Fargo & Co	0.000	11/26/08	39,765
19,700,000	Yorktown Capital LLC	0.000	10/08/08	19,688
25,000,000	Yorktown Capital LLC	0.000	10/14/08	24,973
97,250,000	Yorktown Capital LLC	0.000	10/23/08	97,058
80,000,000	Yorktown Capital LLC	0.000	11/07/08	79,742
18,547,000	Yorktown Capital LLC	0.000	12/01/08	18,411
30,635,000	Yorktown Capital LLC	0.000	12/03/08	30,402
	TOTAL COMMERCIAL PAPER			6,158,051

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 35.72%
10,000,000	Federal Farm Credit Bank (FFCB)	0.000	02/27/09	9,878
105,000,000	Federal Home Loan Bank (FHLB)	0.000	10/01/08	105,000
104,130,000	(FHLB)	0.000	10/03/08	104,116
220,722,000	(FHLB)	0.000	10/08/08	220,622
273,850,000	(FHLB)	0.000	10/10/08	273,691
89,245,000	(FHLB)	0.000	10/14/08	89,170
40,000,000	(FHLB)	0.000	10/15/08	39,964
85,757,000	(FHLB)	0.000	10/16/08	85,674
48,000,000	(FHLB)	0.000	10/17/08	47,949
52,000,000	(FHLB)	0.000	10/22/08	51,928
73,265,000	(FHLB)	0.000	10/23/08	73,158
8,325,000	(FHLB)	0.000	10/24/08	8,312
142,226,000	(FHLB)	0.000	10/27/08	141,979
81,375,000	(FHLB)	0.000	10/28/08	81,229
30,000,000	(FHLB)	0.000	10/29/08	29,945
35,025,000	(FHLB)	0.000	11/04/08	34,950
24,800,000	(FHLB)	0.000	11/05/08	24,740
50,000,000	(FHLB)	0.000	11/06/08	49,877
7,005,000	(FHLB)	0.000	11/07/08	6,987
50,000,000	(FHLB)	0.000	11/10/08	49,881
76,790,000	(FHLB)	0.000	11/14/08	76,584
32,575,000	(FHLB)	0.000	11/17/08	32,487
80,000,000	(FHLB)	0.000	11/19/08	79,761
19,947,000	(FHLB)	0.000	11/21/08	19,885
32,688,000	(FHLB)	0.000	11/24/08	32,569
27,000,000	(FHLB)	0.000	11/26/08	26,900
30,000,000	(FHLB)	0.000	11/28/08	29,885
30,000,000	(FHLB)	0.000	12/01/08	29,873
19,775,000	(FHLB)	0.000	12/02/08	19,690
34,000,000	(FHLB)	0.000	12/03/08	33,851
78,000,000	(FHLB)	0.000	12/04/08	77,653
42,390,000	(FHLB)	0.000	12/05/08	42,199
42,755,000	(FHLB)	0.000	12/09/08	42,550
20,000,000	(FHLB)	0.000	12/12/08	19,900

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 25,000,000	(FHLB)	0.000%	12/15/08	$24,870
11,345,000	(FHLB)	0.000	12/17/08	11,284
28,803,000	(FHLB)	0.000	01/07/09	28,581
49,000,000	(FHLB)	0.000	01/16/09	49,295
48,000,000	(FHLB)	0.000	01/21/09	47,577
29,440,000	(FHLB)	0.000	02/03/09	29,138
5,000,000	(FHLB)	0.000	03/13/09	4,933
17,400,000	(FHLB)	0.000	04/23/09	17,104
1,845,000	(FHLB)	0.000	05/27/09	1,808
25,948,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000	10/10/08	25,933
68,055,000	(FHLMC)	0.000	10/14/08	67,997
29,600,000	(FHLMC)	0.000	10/20/08	29,563
90,105,000	(FHLMC)	0.000	10/24/08	89,965
20,000,000	(FHLMC)	0.000	10/28/08	19,964
30,000,000	(FHLMC)	0.000	10/30/08	29,943
20,765,000	(FHLMC)	0.000	11/03/08	20,718
47,600,000	(FHLMC)	0.000	11/04/08	47,490
3,310,000	(FHLMC)	0.000	11/05/08	3,302
35,000,000	(FHLMC)	0.000	11/07/08	34,911
50,000,000	(FHLMC)	0.000	11/17/08	49,843
10,000,000	(FHLMC)	0.000	11/21/08	9,965
80,630,000	(FHLMC)	0.000	12/01/08	80,288
31,340,000	(FHLMC)	0.000	12/08/08	31,192
1,978,000	(FHLMC)	0.000	12/15/08	1,968
50,000,000	(FHLMC)	0.000	12/16/08	49,736
59,700,000	(FHLMC)	0.000	12/23/08	59,356
6,336,000	(FHLMC)	0.000	12/29/08	6,297
7,565,000	(FHLMC)	0.000	12/30/08	7,518
50,000,000	(FHLMC)	0.000	12/31/08	49,684
35,000,000	(FHLMC)	0.000	01/09/09	34,725
15,500,000	(FHLMC)	0.000	01/20/09	15,365
50,000,000	(FHLMC)	0.000	01/27/09	49,536
46,000,000	(FHLMC)	0.000	01/29/09	45,566
32,000,000	(FHLMC)	0.000	02/20/09	31,628
2,890,000	(FHLMC)	0.000	03/30/09	2,847
19,600,000	Federal National Mortgage Association (FNMA)	0.000	10/01/08	19,600
25,000,000	(FNMA)	0.000	10/06/08	24,992
66,995,000	(FNMA)	0.000	10/08/08	66,965
45,035,000	(FNMA)	0.000	10/14/08	44,999
70,150,000	(FNMA)	0.000	10/20/08	70,063
40,000,000	(FNMA)	0.000	10/21/08	39,947
44,860,000	(FNMA)	0.000	10/22/08	44,797
34,075,000	(FNMA)	0.000	10/23/08	34,025
6,774,000	(FNMA)	0.000	10/29/08	6,762
19,415,000	(FNMA)	0.000	11/03/08	19,371
62,200,000	(FNMA)	0.000	11/05/08	62,051
74,663,000	(FNMA)	0.000	11/06/08	74,484
48,400,000	(FNMA)	0.000	11/07/08	48,281
71,725,000	(FNMA)	0.000	11/10/08	71,539
45,000,000	(FNMA)	0.000	11/17/08	44,874
100,000,000	(FNMA)	0.000	11/19/08	99,728
23,140,000	(FNMA)	0.000	11/20/08	23,069
100,000,000	(FNMA)	0.000	11/21/08	99,674
65,000,000	(FNMA)	0.000	11/24/08	64,776
88,000,000	(FNMA)	0.000	11/26/08	87,674
47,100,000	(FNMA)	0.000	12/03/08	46,894

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 7,100,000		(FNMA)	0.000%	12/05/08	$7,068
89,900,000		(FNMA)	0.000	12/08/08	89,476
23,430,000		(FNMA)	0.000	12/10/08	23,316
50,000,000		(FNMA)	0.000	12/12/08	49,750
50,000,000		(FNMA)	0.000	12/19/08	49,726
47,940,000		(FNMA)	0.000	12/22/08	47,667
25,000,000		(FNMA)	0.000	12/30/08	24,844
25,000,000		(FNMA)	0.000	12/31/08	24,842
15,000,000		(FNMA)	0.000	01/05/09	14,887
26,920,000		(FNMA)	0.000	01/07/09	26,713
50,000,000		(FNMA)	0.000	01/16/09	49,579
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			4,705,160

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 1.41%
50,000,000	i	Federal Farm Credit Bank (FFCB)	1.590	03/12/09	49,890
30,000,000	i	Federal Home Loan Bank (FHLB)	2.340	11/20/08	29,987
26,000,000	i	(FHLB)	1.620	02/13/09	25,956
80,000,000	i	(FHLB)	2.817	09/10/09	79,829
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			185,662

VARIABLE NOTES - 1.59%
25,000,000	i	Bank of Scotland plc	4.474	11/12/08	24,997
45,000,000	i	Deutsche Bank AG.	2.240	11/03/08	44,998
45,000,000	i	PACCAR Financial Corp	2.835	04/27/09	44,931
45,000,000	i	Toyota Motor Credit Corp	2.410	07/10/09	44,983
25,000,000	i	Wachovia Bank NA	2.870	11/25/08	24,822
25,000,000	i	Wachovia Corp	3.759	10/28/08	24,987
		TOTAL VARIABLE NOTES			209,718

		TOTAL SHORT-TERM INVESTMENTS			13,109,342
		Cost ($13,119,361)

		TOTAL PORTFOLIO - 99.53%			13,109,342
		Cost ($13,119,361)
		OTHER ASSETS & LIABILITIES, NET - 0.47%			61,308

		NET ASSETS - 100.00%			$13,170,650

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	plc	Public Limited Company

		Cost amounts are in thousands.

	i	Floating rate or variable rate securities reflects the rate in effect as of September, 2008.

		At September 30, 2008, the net unrealized depreciation on investments was $10,018,593, consisting of gross
		unrealized appreciation of $427,029 and gross unrealized depreciation of $10,445,622.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedule of Investments (Unaudited)

Note 1—significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing its employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”). The Stock Account commenced operations on July 1, 1952; the Global Equities and Equity Index Accounts commenced operations on April 1, 1992; the Growth Account commenced operations on April 4, 1994; the Social Choice and Bond Market Accounts commenced operations on March 1, 1990; the Inflation-Linked Bond Account commenced operations on January 13, 1997; and the Money Market Account commenced operations on April 1, 1988. The financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP), which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price, or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Account), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Money market instruments in the Money Market Account with a remaining maturity of 60 days or less are valued on an amortized cost basis, or at market value if market value is materially different from amortized cost. Investments in registered investment companies are valued at their net asset value on the valuation date. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Stock and Bond index futures and options, which are traded commodities exchange, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are based on the identified cost basis.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the current Accounts invest.

Mortgage dollar roll transactions: The Accounts may enter into mortgage dollar rolls in which the Accounts sell mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Accounts’ policy is to record the dollar rolls using “to be announced” mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar rolls commitments. In addition, the Accounts may receive compensation that is recorded as deferred income and amortized to

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedule of Investments (Unaudited)

income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Accounts engage in dollar rolls for the purpose of enhancing their yields.

Cash: The Accounts may hold cash in their accounts with the custodian. The Accounts, throughout the period, may have a cash overdraft balance. A fee is incurred on this overdraft.

Repurchase agreements: The Accounts may enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effect of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

Forward foreign currency contracts will be used primarily to protect the Accounts from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. There were no open forward foreign currency contracts at September 30, 2008.

Securities lending: The Accounts may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Accounts attempt to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. Under the lending arrangement with State Street Bank & Trust Company (“State Street”), each Account receives a fee. The Stock and Global Equities Account (international lending only) are guaranteed a fee regardless of their securities lending activity. The other Accounts, (excluding the Money Market Account), will receive a specified percentage of the securities lending income generated by State Street.

The loans are secured by collateral equal to 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. The cash collateral for the Stock and Global Equity Accounts (domestic securities only) is invested in the Stock Separate Collateral Account and the Global Separate Collateral Account, respectively, which are both managed by State Street. The Growth, Equity Index, Inflation-Linked Bond, and Social Choice (fixed income securities only) Accounts are invested in the State Street Navigator Securities Lending Portfolio. The cash collateral for the Stock and Global Equities Accounts (international securities) along with the Social Choice Account is invested in short term instruments by TIAA- CREF Investment Management , LLC.

Futures contracts: The Accounts may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedule of Investments (Unaudited)

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Accounts to greater risk that such transactions may not be consummated.

Treasury Inflation-Indexed Securities: The Social Choice Account, Bond Market Account and Inflation-Linked Bond Account may invest in Treasury Inflation-Indexed Securities (“TIIS”), which are specially structured bonds in which the principal amount is adjusted periodically for inflation, as measured by the U.S. Consumer Price Index for All Urban Consumers (“CPI-U”).

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Investment transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ Trust organizational documents, the Trustees and Officers of CREF are indemnified against certain liabilities that may arise out of their duties to CREF. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

Note 2— Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measure fair value under U.S. generally accepted accounting principles (“GAAP”) and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Application of SFAS 157 is effective for the Accounts reporting as of September 30, 2008.

Various inputs are used in determining the value of the Accounts’ investments. These inputs are summarized in the three broad levels below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Accounts’ as of September 30, 2008:

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedule of Investments (Unaudited)

	Investment in	Other Financial
	Securities	Instruments *
Stock Account
Level 1	$ 86,911,362,751	$-
Level 2	24,190,061,531	-
Level 3	14,318,445	-
Total	$111,115,742,727	$-
Global Equities Account
Level 1	$ 7,859,471,180	$(1,062,009)
Level 2	6,202,394,190	-
Level 3	-	-
Total	$14,061,865,370	$(1,062,009)
Growth Account
Level 1	$ 10,992,104,304	$(3,829,039)
Level 2	337,683,321	-
Level 3	-	-
Total	$11,329,787,625	$(3,829,039)
Equity Index Account
Level 1	$10,239,753,671	$(2,294,146)
Level 2	48,466,561	-
Level 3	341	-
Total	$10,288,220,573	$(2,294,146)
Bond Market Account
Level 1	$ 10,499,951	$-
Level 2	8,526,287,635	-
Level 3	-	-
Total	$8,536,787,586	$-
Inflation-Linked Account
Level 1	$ -	$-
Level 2	6,843,782,639	-
Level 3	-	-
Total	$6,843,782,639	$-
Social Choice Account
Level 1	$3,737,501,603	$-
Level 2	4,765,824,157	-
Level 3	-	-
Total	$8,503,325,760	$-

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedule of Investments (Unaudited)

Money Market Account
Level 1	$13,109,342,270	$-
Level 2	-	-
Level 3	-	-
Total	$13,109,342,270	$-

* Other financial instruments are derivative instruments not reflected in the Statements of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Note 3 – new accounting pronouncement

In March 2008, FASB issued Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133 “(SFAS 161)”. SFAS 161 requires enhanced disclosures about an account’s derivative and hedging activities thereby improving the transparency of the financial reporting. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the financial statements.

Item 2. Controls and Procedures.

      (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

      (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: November 19, 2008	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 19, 2008	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: November 19, 2008	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and
Chief Financial Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX.99. Cert.)

3(b) Section 302 certification of the principal financial officer (EX.99.Cert.)